UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices)   (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.6%	Common Stock	117,932,165	144,176,622
3.9%	Other Investment Companies	5,809,121	5,808,841
0.3%	Short-Term Investment	449,944	449,944

99.8%	Total Investments	124,191,230	150,435,407
0.2%	Other Assets and Liabilities, Net		227,266

100.0%	Net Assets		150,662,673

	Number	Value
Security	of Shares	($)

Common Stock 95.6% of net assets

Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc. *	1,028	11,092
Amerigon, Inc. *	278	3,128
Cooper Tire & Rubber Co.	817	14,273
Dana Holding Corp.	2,028	26,729
Dorman Products, Inc. *	200	5,744
Drew Industries, Inc. *	170	4,566
Fuel Systems Solutions, Inc. *	223	3,952
Modine Manufacturing Co. *	840	5,636
Standard Motor Products, Inc.	198	2,784
Superior Industries International, Inc.	233	3,982
Tenneco, Inc. *	667	19,536
Winnebago Industries, Inc. *	791	8,013

		109,435

Banks 8.6%
1st Source Corp.	167	3,711
Astoria Financial Corp.	570	5,369
Banco Latinoamericano de Comercio Exterior, S.A., Class E	540	10,973
BancorpSouth, Inc.	1,539	22,300
Bank of the Ozarks, Inc.	73,366	2,361,652
Banner Corp.	363	8,251
BBCN Bancorp, Inc. *	1,423	16,137
Berkshire Hills Bancorp, Inc.	188	4,222
BofI Holding, Inc. *	362	7,302
Boston Private Financial Holdings, Inc.	1,502	14,134
Brookline Bancorp, Inc.	662	5,567
Cardinal Financial Corp.	710	9,088
Cathay General Bancorp	1,185	19,185
Chemical Financial Corp.	186	4,172
Citizens & Northern Corp.	209	3,864
Citizens Republic Bancorp, Inc. *	733	13,194
City Holding Co.	117	3,867
Columbia Banking System, Inc.	653	11,787
Community Bank System, Inc.	576	15,846
Community Trust Bancorp, Inc.	325	11,030
CVB Financial Corp.	34,089	402,250
Dime Community Bancshares	304	4,408
Eagle Bancorp, Inc. *	268	4,757
East West Bancorp, Inc.	94,654	2,063,457
F.N.B. Corp.	1,926	20,955
First Busey Corp.	809	3,770
First California Financial Group, Inc. *	958	6,428
First Commonwealth Financial Corp.	784	5,496
First Connecticut Bancorp, Inc.	511	6,801
First Financial Bancorp	1,005	16,040
First Financial Bankshares, Inc.	484	16,696
First Financial Corp.	124	3,677
First Midwest Bancorp, Inc.	1,440	16,272
FirstMerit Corp.	1,533	24,835
Flushing Financial Corp.	322	4,543
Glacier Bancorp, Inc.	147,453	2,236,862
Great Southern Bancorp, Inc.	288	8,827
Hancock Holding Co.	1,011	30,815
Hanmi Financial Corp. *	818	8,957
Home Bancshares, Inc.	419	12,633
Home Loan Servicing Solutions Ltd.	378	5,436
IBERIABANK Corp.	41,567	1,946,583
Independent Bank Corp.	171	5,080
International Bancshares Corp.	810	14,847
Investors Bancorp, Inc. *	564	9,176
Lakeland Financial Corp.	158	4,067
MB Financial, Inc.	663	13,386
MGIC Investment Corp. *	2,739	6,601
National Penn Bancshares, Inc.	1,907	16,858
NBT Bancorp, Inc.	552	11,598
Northwest Bancshares, Inc.	1,466	17,079
OceanFirst Financial Corp.	470	6,397
Ocwen Financial Corp. *	1,148	22,684
Old National Bancorp	1,439	17,613
Oriental Financial Group, Inc.	942	9,778
Oritani Financial Corp.	860	12,117
Pacific Capital Bancorp *	93	4,243
PacWest Bancorp	542	12,417
Park National Corp.	92	6,232
Pinnacle Financial Partners, Inc. *	641	12,532
PrivateBancorp, Inc.	978	14,983
Prosperity Bancshares, Inc.	645	26,168
Provident Financial Services, Inc.	981	14,941
Radian Group, Inc.	1,794	5,023
Renasant Corp.	277	4,903
S&T Bancorp, Inc.	199	3,284
Sandy Spring Bancorp, Inc.	230	4,096
SCBT Financial Corp.	133	4,926
Signature Bank *	9,300	599,850
Simmons First National Corp., Class A	431	10,060
Southside Bancshares, Inc.	211	4,401
State Bank Financial Corp. *	630	10,023
Sterling Financial Corp. *	536	10,752

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Susquehanna Bancshares, Inc.	2,590	27,609
Texas Capital Bancshares, Inc. *	12,104	521,561
The Bancorp, Inc. *	650	6,078
TriCo Bancshares	511	7,793
TrustCo Bank Corp.	1,765	9,725
Trustmark Corp.	908	21,955
UMB Financial Corp.	39,121	1,880,155
Umpqua Holdings Corp.	1,659	20,704
United Bankshares, Inc.	674	15,704
ViewPoint Financial Group	684	12,042
Webster Financial Corp.	1,023	20,992
WesBanco, Inc.	200	4,142
Westamerica Bancorp	428	19,688
Western Alliance Bancorp *	1,158	10,677
Wilshire Bancorp, Inc. *	1,173	7,437
Wintrust Financial Corp.	539	19,787

		12,924,313

Capital Goods 7.5%
A.O. Smith Corp.	543	26,835
AAON, Inc.	212	3,873
AAR Corp.	612	8,697
Accuride Corp. *	1,081	5,610
Actuant Corp., Class A	17,743	504,966
Acuity Brands, Inc.	435	25,204
Aegion Corp. *	602	10,475
Aerovironment, Inc. *	72,284	1,688,554
Aircastle Ltd.	931	11,014
Albany International Corp., Class A	494	8,843
Altra Holdings, Inc.	222	3,667
Ameresco, Inc., Class A *	681	8,281
American Science & Engineering, Inc.	132	7,529
Apogee Enterprises, Inc.	552	8,937
Applied Industrial Technologies, Inc.	598	22,222
Astec Industries, Inc. *	123	3,592
AZZ, Inc.	190	5,835
Barnes Group, Inc.	804	19,183
Beacon Roofing Supply, Inc. *	15,350	406,928
Belden, Inc.	629	20,210
Blount International, Inc. *	806	11,461
Brady Corp., Class A	675	17,908
Briggs & Stratton Corp.	735	12,818
Cascade Corp.	77	3,627
Ceradyne, Inc.	458	10,076
Chart Industries, Inc. *	417	27,047
Chicago Bridge & Iron Co., N.V., NY Shares	25,566	913,729
CIRCOR International, Inc.	136	4,187
CLARCOR, Inc.	626	30,267
Colfax Corp. *	88,422	2,558,933
Comfort Systems USA, Inc.	363	3,554
Cubic Corp.	95	4,595
Curtiss-Wright Corp.	628	18,821
DigitalGlobe, Inc. *	595	11,585
Douglas Dynamics, Inc.	621	8,303
DXP Enterprises, Inc. *	129	5,702
Dycom Industries, Inc. *	604	10,522
Edgen Group, Inc. *	821	6,157
EMCOR Group, Inc.	1,001	26,356
Encore Wire Corp.	156	4,274
EnerSys *	680	23,222
EnPro Industries, Inc. *	360	12,409
ESCO Technologies, Inc.	450	16,204
Esterline Technologies Corp. *	423	24,839
Federal Signal Corp. *	998	5,659
Franklin Electric Co., Inc.	28,857	1,627,823
FuelCell Energy, Inc. *	4,340	4,514
GenCorp, Inc. *	1,156	9,768
Generac Holdings, Inc.	223	5,089
GeoEye, Inc. *	266	6,764
Gibraltar Industries, Inc. *	269	2,561
Global Power Equipment Group, Inc.	165	3,391
Graham Corp.	193	3,291
Granite Construction, Inc.	602	15,592
Great Lakes Dredge & Dock Co.	907	6,467
Griffon Corp.	404	3,551
H&E Equipment Services, Inc. *	411	5,803
HEICO Corp.	10,347	369,284
Hexcel Corp. *	1,438	33,491
Houston Wire & Cable Co.	288	3,298
II-VI, Inc. *	798	13,917
Interline Brands, Inc. *	409	10,380
John Bean Technologies Corp.	586	8,585
Kadant, Inc. *	176	3,645
Kaman Corp.	176	5,734
Kaydon Corp.	623	13,145
Kratos Defense & Security Solutions, Inc. *	818	4,622
Layne Christensen Co. *	382	8,060
Lindsay Corp.	215	15,243
Lydall, Inc. *	634	8,090
MasTec, Inc. *	904	14,428
Meritor, Inc. *	629	2,944
Miller Industries, Inc.	263	4,318
Moog, Inc., Class A *	513	18,668
Mueller Industries, Inc.	346	14,750
Mueller Water Products, Inc., Class A	1,519	5,377
MYR Group, Inc. *	305	4,978
NACCO Industries, Inc., Class A	44	4,407
Orbital Sciences Corp. *	934	12,235
PMFG, Inc. *	210	1,680
Primoris Services Corp.	575	7,101
Quanex Building Products Corp.	687	11,610
Raven Industries, Inc.	296	9,688
RBC Bearings, Inc. *	163	7,635
Regal-Beloit Corp.	9,100	585,767
Rexnord Corp. *	277	5,374
Robbins & Myers, Inc.	549	25,166
Rush Enterprises, Inc., Class A *	275	4,441
Sauer-Danfoss, Inc.	122	4,415
Seaboard Corp. *	2	4,400
Simpson Manufacturing Co., Inc.	565	13,696
Standex International Corp.	110	4,706
Sun Hydraulics Corp.	156	3,522
TAL International Group, Inc.	516	17,621
Taser International, Inc. *	900	4,869
Teledyne Technologies, Inc. *	502	31,275
Tennant Co.	211	8,792
Textainer Group Holdings Ltd.	148	5,568
The Gorman-Rupp Co.	143	3,970
The Greenbrier Cos., Inc. *	274	4,466
The Middleby Corp. *	176	17,234
Thermon Group Holdings, Inc. *	245	5,263

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Titan International, Inc.	656	13,560
Titan Machinery, Inc. *	270	7,679
Trex Co., Inc. *	174	4,434
TriMas Corp. *	569	12,370
Tutor Perini Corp. *	625	7,100
Twin Disc, Inc.	158	3,094
Universal Forest Products, Inc.	133	4,247
USG Corp. *	1,143	18,562
Wabash National Corp. *	916	6,210
Wabtec Corp.	11,071	876,602
Watsco, Inc.	9,588	651,409
Watts Water Technologies, Inc., Class A	462	15,542
Woodward, Inc.	878	29,474

		11,285,465

Commercial & Professional Supplies 5.8%
ABM Industries, Inc.	690	12,834
Acacia Research Corp. *	663	18,770
Acco Brands Corp. *	81,582	691,000
CBIZ, Inc. *	1,342	7,099
Consolidated Graphics, Inc. *	89	2,110
Deluxe Corp.	749	21,212
Encore Capital Group, Inc. *	184	5,152
EnergySolutions, Inc. *	1,191	1,977
EnerNOC, Inc. *	1,034	6,556
Ennis, Inc.	287	4,116
Exponent, Inc. *	89	4,600
FTI Consulting, Inc. *	589	15,037
G&K Services, Inc., Class A	143	4,506
GP Strategies Corp. *	298	5,099
Healthcare Services Group, Inc.	25,405	550,780
Herman Miller, Inc.	593	10,852
HNI Corp.	637	16,925
Huron Consulting Group, Inc. *	369	12,428
ICF International, Inc. *	382	9,386
InnerWorkings, Inc. *	43,698	523,939
Insperity, Inc.	419	10,995
Interface, Inc.	1,022	13,552
Kelly Services, Inc., Class A	381	4,519
Kforce, Inc. *	663	7,671
Knoll, Inc.	699	9,569
Korn/Ferry International *	875	11,515
McGrath RentCorp	152	4,045
Mine Safety Appliances Co.	375	12,870
Mistras Group, Inc. *	196	4,406
Mobile Mini, Inc. *	226	3,236
Navigant Consulting, Inc. *	878	10,211
On Assignment, Inc. *	355	5,534
Pendrell Corp. *	1,575	1,748
Portfolio Recovery Associates, Inc. *	18,302	1,549,813
Quad Graphics, Inc.	332	5,109
Resources Connection, Inc.	916	10,342
Steelcase, Inc., Class A	743	6,367
Sykes Enterprises, Inc. *	329	4,866
Team, Inc. *	369	11,491
Tetra Tech, Inc. *	816	20,979
The Advisory Board Co. *	54,958	2,472,560
The Brink’s Co.	692	16,054
The Corporate Executive Board Co.	54,460	2,512,240
The Geo Group, Inc. *	872	20,161
TrueBlue, Inc. *	715	10,882
UniFirst Corp.	132	8,266
United Stationers, Inc.	532	13,412
Viad Corp.	380	6,585

		8,693,376

Consumer Durables & Apparel 4.1%
American Greetings Corp., Class A	762	10,127
Arctic Cat, Inc. *	229	10,076
Blyth, Inc.	86	2,948
Brunswick Corp.	1,185	26,058
Callaway Golf Co.	1,416	7,774
Columbia Sportswear Co.	228	11,535
Crocs, Inc. *	1,321	20,277
Ethan Allen Interiors, Inc.	459	9,469
Fifth & Pacific Cos., Inc. *	1,271	14,083
G-III Apparel Group Ltd. *	361	8,870
Harman International Industries, Inc.	49,403	1,993,411
Helen of Troy Ltd. *	487	14,834
Iconix Brand Group, Inc. *	627	11,117
iRobot Corp. *	262	5,963
JAKKS Pacific, Inc.	489	7,834
KB Home	1,344	12,419
Kenneth Cole Productions, Inc., Class A *	467	7,024
La-Z-Boy, Inc. *	318	3,803
LeapFrog Enterprises, Inc. *	1,107	12,719
M.D.C. Holdings, Inc.	64,329	2,049,522
Maidenform Brands, Inc. *	486	10,245
Meritage Homes Corp. *	482	16,918
Movado Group, Inc.	234	5,485
Oxford Industries, Inc.	12,534	541,970
Perry Ellis International, Inc. *	402	7,578
Quiksilver, Inc. *	989	2,858
Skechers U.S.A., Inc., Class A *	669	13,340
Skullcandy, Inc. *	320	4,611
Smith & Wesson Holding Corp. *	945	9,544
Standard Pacific Corp. *	1,079	6,118
Steven Madden Ltd. *	473	19,123
Sturm, Ruger & Co., Inc.	143	7,068
Tempur-Pedic International, Inc. *	39,897	1,136,666
The Jones Group, Inc.	796	8,414
The Ryland Group, Inc.	758	18,101
The Warnaco Group, Inc. *	487	20,775
True Religion Apparel, Inc.	421	11,047
Vera Bradley, Inc. *	351	7,999
Wolverine World Wide, Inc.	530	23,548
Zagg, Inc. *	740	8,214

		6,119,485

Consumer Services 7.0%
AFC Enterprises, Inc. *	295	6,517
American Public Education, Inc. *	344	8,638
Ameristar Casinos, Inc.	577	9,734
Ascent Capital Group, Inc., Class A *	89	4,430
Bally Technologies, Inc. *	8,600	375,906
Benihana, Inc.	472	7,656
Biglari Holdings, Inc. *	11	4,133
BJ’s Restaurants, Inc. *	42,653	1,688,206
Bob Evans Farms, Inc.	412	15,870

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boyd Gaming Corp. *	838	4,777
Bravo Brio Restaurant Group, Inc. *	222	4,012
Bridgepoint Education, Inc. *	169	1,538
Buffalo Wild Wings, Inc. *	278	20,180
Caesars Entertainment Corp. *	198	1,659
Capella Education Co. *	265	7,028
Caribou Coffee Co., Inc. *	259	2,945
CEC Entertainment, Inc.	132	4,549
Churchill Downs, Inc.	78	4,316
Coinstar, Inc. *	38,657	1,835,821
Corinthian Colleges, Inc. *	1,452	2,933
Cracker Barrel Old Country Store, Inc.	275	17,231
Denny’s Corp. *	1,027	4,478
DineEquity, Inc. *	126	6,716
Domino’s Pizza, Inc.	623	21,269
Gaylord Entertainment Co. *	427	15,692
Grand Canyon Education, Inc. *	111,627	1,857,473
Hillenbrand, Inc.	654	11,308
International Speedway Corp., Class A	500	12,820
Interval Leisure Group, Inc.	313	5,740
Jack in the Box, Inc. *	629	16,977
K12, Inc. *	484	8,751
Krispy Kreme Doughnuts, Inc. *	638	3,892
LIFE TIME FITNESS, Inc. *	580	26,338
Lincoln Educational Services Corp.	751	3,274
Marriott Vacations Worldwide Corp. *	179	5,553
Matthews International Corp., Class A	310	8,990
Multimedia Games Holding Co., Inc. *	642	9,084
Orient-Express Hotels Ltd., Class A *	26,914	245,456
Papa John’s International, Inc. *	324	16,527
Peet’s Coffee & Tea, Inc. *	139	10,481
Pinnacle Entertainment, Inc. *	404	4,383
Red Robin Gourmet Burgers, Inc. *	39,779	1,187,403
Regis Corp.	927	15,685
Ruby Tuesday, Inc. *	766	4,910
Scientific Games Corp., Class A *	564	4,771
Shuffle Master, Inc. *	798	11,659
Six Flags Entertainment Corp.	535	30,821
Sonic Corp. *	749	7,415
Sotheby’s	713	20,927
Steiner Leisure Ltd. *	9,892	412,496
Stewart Enterprises, Inc., Class A	708	4,836
Strayer Education, Inc.	108	7,847
Texas Roadhouse, Inc.	144,730	2,505,276
The Cheesecake Factory, Inc. *	815	27,319
Universal Technical Institute, Inc.	534	6,136
Vail Resorts, Inc.	346	17,175
WMS Industries, Inc. *	624	11,463

		10,599,420

Diversified Financials 3.5%
Apollo Investment Corp.	2,835	21,773
Arlington Asset Investment Corp., Class A	341	7,625
Artio Global Investors, Inc.	947	3,059
BGC Partners, Inc., Class A	949	4,717
BlackRock Kelso Capital Corp.	1,294	12,228
Cash America International, Inc.	385	14,753
Cohen & Steers, Inc.	135	4,455
Credit Acceptance Corp. *	80	7,669
DFC Global Corp. *	729	13,975
Duff & Phelps Corp., Class A	662	9,758
Edelman Financial Group, Inc.	881	7,638
Evercore Partners, Inc., Class A	390	9,036
Ezcorp, Inc., Class A *	574	12,915
Fifth Street Finance Corp.	1,407	14,225
Financial Engines, Inc. *	721	13,533
First Cash Financial Services, Inc. *	374	14,997
GFI Group, Inc.	943	2,999
Gladstone Capital Corp.	710	5,786
Gladstone Investment Corp.	774	5,588
Green Dot Corp., Class A *	545	5,690
Greenhill & Co., Inc.	14,165	562,634
Hercules Technology Growth Capital, Inc.	939	10,545
HFF, Inc., Class A *	301	3,931
INTL FCStone, Inc. *	177	3,372
Investment Technology Group, Inc. *	987	8,172
KBW, Inc.	618	9,956
Knight Capital Group, Inc., Class A *	1,669	17,241
Main Street Capital Corp.	456	11,177
Manning & Napier, Inc.	323	4,406
MarketAxess Holdings, Inc.	468	14,143
MCG Capital Corp.	1,016	4,450
Medley Capital Corp.	645	7,998
MVC Capital, Inc.	721	9,164
Nelnet, Inc., Class A	172	4,044
Netspend Holdings, Inc. *	723	6,362
New Mountain Finance Corp.	396	5,627
PennantPark Investment Corp.	1,201	12,538
PHH Corp. *	998	16,178
PICO Holdings, Inc. *	409	9,861
Piper Jaffray Cos., Inc. *	351	7,480
Prospect Capital Corp.	1,919	21,262
Safeguard Scientifics, Inc. *	419	6,482
Solar Capital Ltd.	608	13,844
Stifel Financial Corp. *	68,366	2,057,817
TICC Capital Corp.	806	7,850
Triangle Capital Corp.	472	10,823
Virtus Investment Partners, Inc. *	53	4,437
Waddell & Reed Financial, Inc., Class A	76,081	2,213,196
Walter Investment Management Corp.	227	5,135
World Acceptance Corp. *	180	12,829

		5,275,373

Energy 5.3%
Alon USA Energy, Inc.	425	4,641
Amyris, Inc. *	611	2,365
Apco Oil & Gas International, Inc.	55	921
Approach Resources, Inc. *	210	5,544
Arch Coal, Inc.	2,625	18,926
ATP Oil & Gas Corp. *	884	1,282
Basic Energy Services, Inc. *	520	5,626
Berry Petroleum Co., Class A	613	23,306
Bill Barrett Corp. *	690	14,531
BPZ Resources, Inc. *	1,313	2,994
Bristow Group, Inc.	445	20,368
C&J Energy Services, Inc. *	525	9,860
Callon Petroleum Co. *	775	3,852
Carrizo Oil & Gas, Inc. *	25,686	647,544

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Clayton Williams Energy, Inc. *	52	2,147
Clean Energy Fuels Corp. *	957	13,503
Cloud Peak Energy, Inc. *	915	15,143
Comstock Resources, Inc. *	134,525	2,176,614
Contango Oil & Gas Co. *	31,034	1,838,764
CREDO Petroleum Corp. *	466	6,724
Crosstex Energy, Inc.	733	9,888
CVR Energy, Inc. *	322	9,196
Dril-Quip, Inc. *	7,232	530,178
Endeavour International Corp. *	440	3,771
Energy Partners Ltd. *	533	9,008
Energy XXI (Bermuda) Ltd.	1,071	33,394
Exterran Holdings, Inc. *	749	11,063
Forest Oil Corp. *	1,042	7,138
Forum Energy Technologies, Inc. *	19,766	411,923
Frontline Ltd.	849	3,141
FX Energy, Inc. *	805	5,418
GeoResources, Inc. *	347	11,611
Goodrich Petroleum Corp. *	564	6,542
Green Plains Renewable Energy, Inc. *	707	3,139
Gulf Island Fabrication, Inc.	137	3,810
GulfMark Offshore, Inc., Class A *	448	16,106
Gulfport Energy Corp. *	631	12,999
Halcon Resources Corp. *	505	3,333
Harvest Natural Resources, Inc. *	1,055	8,313
Heckmann Corp. *	1,174	3,616
Helix Energy Solutions Group, Inc. *	1,127	20,151
Hercules Offshore, Inc. *	1,181	4,240
Hornbeck Offshore Services, Inc. *	13,676	579,179
ION Geophysical Corp. *	987	6,564
Key Energy Services, Inc. *	1,733	13,881
Knightsbridge Tankers Ltd.	658	5,665
Kodiak Oil & Gas Corp. *	71,062	593,368
Lufkin Industries, Inc.	337	15,519
Magnum Hunter Resources Corp. *	1,297	4,929
Matrix Service Co. *	655	6,786
McMoRan Exploration Co. *	1,169	15,267
Mitcham Industries, Inc. *	316	5,584
Newpark Resources, Inc. *	976	6,666
Nordic American Tankers Ltd.	851	9,957
Northern Oil & Gas, Inc. *	674	10,622
Oasis Petroleum, Inc. *	1,013	26,520
Overseas Shipholding Group, Inc.	336	1,922
OYO Geospace Corp. *	48	4,549
Parker Drilling Co. *	1,022	4,732
PDC Energy, Inc. *	405	10,611
Penn Virginia Corp.	909	6,090
PetroQuest Energy, Inc. *	764	4,210
Pioneer Energy Services Corp. *	762	6,126
Precision Drilling Corp. *	70,565	563,814
Quicksilver Resources, Inc. *	828	3,743
Rentech, Inc. *	2,658	5,289
Resolute Energy Corp. *	676	5,861
Rex Energy Corp. *	792	10,043
Rosetta Resources, Inc. *	727	30,330
SemGroup Corp., Class A *	637	21,473
Ship Finance International Ltd.	846	12,250
Solazyme, Inc. *	249	3,419
Stone Energy Corp. *	671	17,620
Swift Energy Co. *	615	11,494
T.G.C. Industries, Inc. *	707	4,935
Targa Resources Corp.	259	11,409
Teekay Tankers Ltd., Class A	1,281	4,983
Tesco Corp. *	617	7,151
TETRA Technologies, Inc. *	724	5,017
Triangle Petroleum Corp. *	1,061	5,931
Uranium Energy Corp. *	1,212	2,424
VAALCO Energy, Inc. *	727	5,329
Venoco, Inc. *	690	6,396
W&T Offshore, Inc.	463	8,561
Western Refining, Inc.	722	16,989
Willbros Group, Inc. *	1,078	7,384

		8,053,225

Food & Staples Retailing 4.1%
Casey’s General Stores, Inc.	521	30,963
Harris Teeter Supermarkets, Inc.	589	24,349
PriceSmart, Inc.	5,984	430,968
Rite Aid Corp. *	5,385	6,246
Spartan Stores, Inc.	274	4,713
SUPERVALU, Inc.	1,788	4,416
Susser Holdings Corp. *	282	10,183
The Andersons, Inc.	312	11,847
The Fresh Market, Inc. *	48,630	2,863,821
The Pantry, Inc. *	590	8,396
United Natural Foods, Inc. *	52,211	2,835,057
Weis Markets, Inc.	99	4,309

		6,235,268

Food, Beverage & Tobacco 1.9%
Annie’s, Inc. *	138	5,623
B&G Foods, Inc.	714	19,992
Cal-Maine Foods, Inc.	152	5,735
Central European Distribution Corp. *	1,113	3,628
Chiquita Brands International, Inc. *	800	4,144
Darling International, Inc. *	1,618	26,729
Diamond Foods, Inc.	440	7,159
Dole Food Co., Inc. *	875	10,299
Fresh Del Monte Produce, Inc.	595	14,577
J&J Snack Foods Corp.	97	5,606
Lancaster Colony Corp.	278	19,263
Pilgrim’s Pride Corp. *	845	3,929
Post Holdings, Inc. *	173	5,121
Sanderson Farms, Inc.	338	12,449
Smart Balance, Inc. *	44,748	426,001
Snyders-Lance, Inc.	733	17,174
Star Scientific, Inc. *	1,181	4,464
The Boston Beer Co., Inc., Class A *	137	14,758
The Hain Celestial Group, Inc. *	7,429	413,721
Tootsie Roll Industries, Inc.	459	11,236
TreeHouse Foods, Inc. *	32,794	1,836,136
Universal Corp.	361	16,440
Vector Group Ltd.	797	13,541

		2,897,725

Health Care Equipment & Services 14.5%
Abaxis, Inc. *	11,308	403,583
ABIOMED, Inc. *	24,497	552,407
Accretive Health, Inc. *	626	8,501
Accuray, Inc. *	991	6,253

 5

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Air Methods Corp. *	7,736	843,456
Align Technology, Inc. *	15,640	531,134
Almost Family, Inc. *	319	7,021
Amedisys, Inc. *	769	9,374
AMERIGROUP Corp. *	30,227	2,716,803
AmSurg Corp. *	525	15,508
Analogic Corp.	34,847	2,230,905
AngioDynamics, Inc. *	540	5,945
Antares Pharma, Inc. *	750	3,623
ArthroCare Corp. *	454	13,429
athenahealth, Inc. *	31,825	2,911,987
Atrion Corp.	18	3,708
Bio-Reference Laboratories, Inc. *	508	12,573
BioScrip, Inc. *	788	5,012
Cantel Medical Corp.	196	5,120
Centene Corp. *	13,677	520,273
Chemed Corp.	304	19,082
Computer Programs & Systems, Inc.	209	10,346
Conceptus, Inc. *	428	7,952
CONMED Corp.	474	13,007
Cyberonics, Inc. *	12,249	530,382
DexCom, Inc. *	125,887	1,386,016
Emeritus Corp. *	252	4,271
Endologix, Inc. *	998	11,726
Ensign Group, Inc.	165	4,628
Gentiva Health Services, Inc. *	688	4,582
Greatbatch, Inc. *	463	10,570
Haemonetics Corp. *	363	26,103
Hanger, Inc. *	606	15,617
Health Management Associates, Inc., Class A *	246,417	1,621,424
HealthSouth Corp. *	1,124	25,178
HealthStream, Inc. *	236	6,594
Healthways, Inc. *	898	10,067
HeartWare International, Inc. *	144	12,858
HMS Holdings Corp. *	53,156	1,829,098
ICU Medical, Inc. *	8,234	439,119
Insulet Corp. *	593	11,599
Integra LifeSciences Holdings *	303	11,653
Invacare Corp.	587	8,271
IPC The Hospitalist Co. *	8,960	385,280
Kindred Healthcare, Inc. *	372	3,523
Landauer, Inc.	74	4,215
LHC Group, Inc. *	471	8,426
Magellan Health Services, Inc. *	249	12,002
MAKO Surgical Corp. *	590	7,517
Masimo Corp. *	717	16,061
MedAssets, Inc. *	683	9,009
Medidata Solutions, Inc. *	446	15,793
Merge Healthcare, Inc. *	1,173	3,472
Meridian Bioscience, Inc.	687	11,480
Merit Medical Systems, Inc. *	791	10,686
Metropolitan Health Networks, Inc. *	514	4,333
MModal, Inc. *	792	11,341
Molina Healthcare, Inc. *	333	8,129
MWI Veterinary Supply, Inc. *	4,107	374,107
National Healthcare Corp.	93	4,061
Natus Medical, Inc. *	707	8,739
Neogen Corp. *	172	6,617
NuVasive, Inc. *	18,755	391,792
NxStage Medical, Inc. *	678	10,204
Omnicell, Inc. *	632	8,248
OraSure Technologies, Inc. *	921	9,772
Orthofix International N.V. *	107	4,388
Owens & Minor, Inc.	910	25,671
PharMerica Corp. *	487	5,011
PSS World Medical, Inc. *	815	17,025
Quality Systems, Inc.	584	9,437
Quidel Corp. *	607	9,512
Rockwell Medical, Inc. *	418	3,770
Select Medical Holdings Corp. *	656	6,986
STAAR Surgical Co. *	395	2,030
STERIS Corp.	818	24,646
Sun Healthcare Group, Inc. *	736	6,153
Sunrise Senior Living, Inc. *	617	4,122
Symmetry Medical, Inc. *	969	7,510
Team Health Holdings, Inc. *	16,109	430,110
Teleflex, Inc.	29,976	1,910,670
The Providence Service Corp. *	286	3,689
The Spectranetics Corp. *	680	8,024
Triple-S Management Corp., Class B *	424	7,725
U.S. Physical Therapy, Inc.	25,800	662,286
Universal American Corp. *	375	3,360
Volcano Corp. *	19,504	515,881
WellCare Health Plans, Inc. *	451	29,234
West Pharmaceutical Services, Inc.	423	21,057
Wright Medical Group, Inc. *	704	13,123

		21,882,985

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	5,025
Elizabeth Arden, Inc. *	172	6,710
Medifast, Inc. *	317	8,908
Prestige Brands Holdings, Inc. *	755	12,389
Spectrum Brands Holdings, Inc. *	336	12,375
USANA Health Sciences, Inc. *	138	6,207
WD-40 Co.	99	4,757

		56,371

Insurance 0.2%
Alterra Capital Holdings Ltd.	1,229	28,599
American Equity Investment Life Holding Co.	1,010	11,787
American Safety Insurance Holdings Ltd. *	205	3,659
AMERISAFE, Inc. *	181	4,519
AmTrust Financial Services, Inc.	441	13,137
Argo Group International Holdings Ltd.	467	13,735
Citizens, Inc. *	419	4,333
CNO Financial Group, Inc.	2,377	19,705
eHealth, Inc. *	437	8,028
Employers Holdings, Inc.	690	12,337
Enstar Group Ltd. *	83	7,759
FBL Financial Group, Inc., Class A	152	4,704
First American Financial Corp.	1,317	24,128
Flagstone Reinsurance Holdings S.A.	502	3,504
Greenlight Capital Re Ltd., Class A *	491	11,568
Horace Mann Educators Corp.	728	12,696
Infinity Property & Casualty Corp.	74	4,278
Maiden Holdings Ltd.	628	5,332
Meadowbrook Insurance Group, Inc.	979	6,892

6

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Montpelier Re Holdings Ltd.	694	14,060
National Financial Partners Corp. *	758	11,256
OneBeacon Insurance Group Ltd., Class A	638	8,096
Platinum Underwriters Holdings Ltd.	556	21,139
Presidential Life Corp.	250	3,473
Primerica, Inc.	687	18,803
RLI Corp.	269	17,326
Safety Insurance Group, Inc.	100	4,238
Selective Insurance Group, Inc.	861	14,861
Stewart Information Services Corp.	419	7,152
Symetra Financial Corp.	1,224	14,235
The Navigators Group, Inc. *	89	4,310
Tower Group, Inc.	623	11,613
United Fire Group, Inc.	216	4,234

		355,496

Materials 3.5%
A. M. Castle & Co. *	579	4,221
A. Schulman, Inc.	536	11,717
AK Steel Holding Corp.	2,009	10,688
AMCOL International Corp.	426	13,078
American Vanguard Corp.	14,636	342,336
Arabian American Development Co. *	682	6,479
Balchem Corp.	442	14,732
Boise, Inc.	1,320	9,768
Buckeye Technologies, Inc.	577	17,379
Calgon Carbon Corp. *	747	10,339
Century Aluminum Co. *	969	5,921
Chemtura Corp. *	1,191	16,102
Clearwater Paper Corp. *	378	13,321
Coeur d’Alene Mines Corp. *	1,338	21,823
Deltic Timber Corp.	66	4,080
Eagle Materials, Inc.	659	22,900
Ferro Corp. *	1,023	3,141
Flotek Industries, Inc. *	880	8,598
FutureFuel Corp.	348	3,386
General Moly, Inc. *	1,289	3,841
Georgia Gulf Corp.	447	14,653
Globe Specialty Metals, Inc.	678	8,495
Gold Resource Corp.	374	6,706
Graphic Packaging Holding Co. *	1,530	8,568
H.B. Fuller Co.	728	21,272
Haynes International, Inc.	111	5,349
Hecla Mining Co.	2,963	13,334
Horsehead Holding Corp. *	873	7,883
Innophos Holdings, Inc.	339	19,652
Innospec, Inc. *	159	4,948
Kaiser Aluminum Corp.	195	10,635
KapStone Paper & Packaging Corp. *	645	10,842
Koppers Holdings, Inc.	348	11,463
Kraton Performance Polymers, Inc. *	526	12,319
Louisiana-Pacific Corp. *	2,151	22,198
LSB Industries, Inc. *	330	10,603
Materion Corp.	153	3,003
McEwen Mining, Inc. *	2,019	6,037
Minerals Technologies, Inc.	149	9,527
Myers Industries, Inc.	598	9,831
Neenah Paper, Inc.	178	4,781
Noranda Aluminum Holding Corp.	508	3,165
Olin Corp.	1,038	21,009
OM Group, Inc. *	512	8,038
P.H. Glatfelter Co.	627	9,976
PolyOne Corp.	832	12,255
Quaker Chemical Corp.	100	4,427
Resolute Forest Products *	574	5,269
Royal Gold, Inc.	26,174	1,980,848
RTI International Metals, Inc. *	532	11,943
Schnitzer Steel Industries, Inc., Class A	373	10,709
Schweitzer-Mauduit International, Inc.	142	9,670
Sensient Technologies Corp.	688	24,390
Stepan Co.	50	4,433
Stillwater Mining Co. *	1,215	10,789
SunCoke Energy, Inc. *	1,128	18,048
Texas Industries, Inc.	321	13,408
TPC Group, Inc. *	140	5,390
Tredegar Corp.	361	5,346
Wausau Paper Corp.	1,052	8,932
Westlake Chemical Corp.	38,309	2,274,022
Worthington Industries, Inc.	699	15,168
Zep, Inc.	264	4,029
Zoltek Cos., Inc. *	528	4,404

		5,231,617

Media 3.1%
AMC Networks, Inc., Class A *	10,200	442,272
Arbitron, Inc.	430	15,080
Belo Corp., Class A	789	5,405
Carmike Cinemas, Inc. *	563	7,826
Central European Media Enterprises Ltd., Class A *	775	3,906
Digital Generation, Inc. *	649	6,918
Entercom Communications Corp., Class A *	797	4,336
Harte-Hanks, Inc.	433	2,728
Lions Gate Entertainment Corp. *	32,548	437,771
Live Nation Entertainment, Inc. *	1,257	11,212
Meredith Corp.	551	18,205
Morningstar, Inc.	34,235	1,988,026
National CineMedia, Inc.	417	5,896
Scholastic Corp.	454	13,679
Sinclair Broadcast Group, Inc., Class A	709	7,232
The E.W. Scripps Co., Class A *	173,445	1,611,304
The New York Times Co., Class A *	1,084	8,401
Valassis Communications, Inc. *	720	16,236
World Wrestling Entertainment, Inc., Class A	1,030	7,983

		4,614,416

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Achillion Pharmaceuticals, Inc. *	937	6,203
Acorda Therapeutics, Inc. *	622	14,972
Affymax, Inc. *	702	11,393
Affymetrix, Inc. *	895	3,750
Akorn, Inc. *	32,972	450,727
Alkermes plc *	22,482	417,940
Alnylam Pharmaceuticals, Inc. *	844	15,774
AMAG Pharmaceuticals, Inc. *	395	6,115
Arena Pharmaceuticals, Inc. *	2,499	20,892

 7

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ArQule, Inc. *	769	4,652
Auxilium Pharmaceuticals, Inc. *	772	20,798
AVANIR Pharmaceuticals, Inc., Class A *	1,614	4,616
AVEO Pharmaceuticals, Inc. *	805	10,546
Cadence Pharmaceuticals, Inc. *	1,048	4,444
Cambrex Corp. *	771	7,116
Cepheid, Inc. *	11,515	368,941
Cubist Pharmaceuticals, Inc. *	10,462	450,494
Curis, Inc. *	2,066	9,999
Dendreon Corp. *	2,516	11,976
DepoMed, Inc. *	835	4,609
Dynavax Technologies Corp. *	2,128	8,214
Emergent Biosolutions, Inc. *	676	9,876
Endocyte, Inc. *	935	7,190
Enzon Pharmaceuticals, Inc. *	1,152	7,638
Exact Sciences Corp. *	1,113	11,408
Exelixis, Inc. *	1,072	6,700
Fluidigm Corp. *	308	4,007
Genomic Health, Inc. *	321	10,776
Halozyme Therapeutics, Inc. *	1,180	10,644
Hi-Tech Pharmacal Co., Inc. *	157	5,395
Idenix Pharmaceuticals, Inc. *	816	8,266
ImmunoGen, Inc. *	737	11,895
Immunomedics, Inc. *	1,236	4,277
Impax Laboratories, Inc. *	631	14,021
InterMune, Inc. *	846	7,470
Ironwood Pharmaceuticals, Inc. *	1,036	13,333
Isis Pharmaceuticals, Inc. *	809	9,805
Jazz Pharmaceuticals plc *	8,701	418,257
Lexicon Pharmaceuticals, Inc. *	596	1,442
Luminex Corp. *	628	10,758
MannKind Corp. *	1,477	3,515
MAP Pharmaceuticals, Inc. *	588	8,297
Maxygen, Inc. *	1,081	6,518
Medicis Pharmaceutical Corp., Class A	850	27,982
Momenta Pharmaceuticals, Inc. *	705	10,025
Nektar Therapeutics *	841	7,165
Neurocrine Biosciences, Inc. *	976	7,418
NPS Pharmacuticals, Inc. *	1,057	8,150
Oncothyreon, Inc. *	1,086	4,594
Opko Health, Inc. *	837	3,549
Optimer Pharmaceuticals, Inc. *	740	10,108
Par Pharmaceutical Cos., Inc. *	537	26,829
PAREXEL International Corp. *	878	24,163
PDL BioPharma, Inc.	1,198	8,134
Pharmacyclics, Inc. *	671	35,704
Progenics Pharmaceuticals, Inc. *	448	2,334
Questcor Pharmaceuticals, Inc. *	10,897	401,772
Raptor Pharmaceutical Corp. *	1,137	5,662
Rigel Pharmaceuticals, Inc. *	997	10,907
Sagent Pharmaceuticals, Inc. *	206	4,017
Santarus, Inc. *	834	6,063
Seattle Genetics, Inc. *	1,184	30,973
Sequenom, Inc. *	1,119	3,144
Spectrum Pharmaceuticals, Inc. *	952	13,319
Synageva BioPharma Corp. *	106	5,306
Synta Pharmaceuticals Corp. *	1,116	8,203
The Medicines Co. *	692	17,328
Theravance, Inc. *	732	21,323
Transcept Pharmaceuticals, Inc. *	554	3,374
Trius Therapeutics, Inc. *	1,148	6,326
United Therapeutics Corp. *	27,493	1,506,067
Vical, Inc. *	1,240	4,290
ViroPharma, Inc. *	980	21,276
VIVUS, Inc. *	1,365	28,706
ZIOPHARM Oncology, Inc. *	1,259	7,088

		4,726,958

Real Estate 3.6%
Acadia Realty Trust	696	16,662
AG Mortgage Investment Trust, Inc.	427	9,637
Agree Realty Corp.	378	8,894
Alexander’s, Inc.	13	5,555
American Assets Trust, Inc.	432	11,232
American Capital Mortgage Investment Corp.	462	11,342
American Realty Capital Trust, Inc.	1,499	16,519
Anworth Mortgage Asset Corp.	921	6,115
Apollo Commercial Real Estate Finance, Inc.	248	4,142
Apollo Residential Mortgage, Inc.	505	10,115
Ares Commercial Real Estate Corp.	413	6,914
ARMOUR Residential REIT, Inc.	2,135	16,354
Ashford Hospitality Trust	944	7,203
Associated Estates Realty Corp.	745	11,123
Campus Crest Communities, Inc.	754	8,264
CapLease, Inc.	1,754	7,981
Capstead Mortgage Corp.	1,033	14,545
Cedar Realty Trust, Inc.	1,016	5,232
Chesapeake Lodging Trust	398	6,754
Colonial Properties Trust	1,155	26,161
Colony Financial, Inc.	628	11,524
Coresite Realty Corp.	441	11,757
Cousins Properties, Inc.	947	7,188
CreXus Investment Corp.	1,040	10,899
CubeSmart	1,762	21,126
CYS Investments, Inc.	1,647	23,816
DCT Industrial Trust, Inc.	2,844	17,803
DiamondRock Hospitality Co.	1,858	17,577
DuPont Fabros Technology, Inc.	889	23,914
Dynex Capital, Inc.	1,211	12,582
EastGroup Properties, Inc.	404	21,606
Education Realty Trust, Inc.	1,165	13,654
Entertainment Properties Trust	618	27,909
Equity One, Inc.	813	17,634
Excel Trust, Inc.	478	5,851
FelCor Lodging Trust, Inc. *	1,063	5,145
First Industrial Realty Trust, Inc. *	851	10,842
First Potomac Realty Trust	864	10,014
Forestar Group, Inc. *	464	5,280
Franklin Street Properties Corp.	1,246	12,921
Getty Realty Corp.	550	10,219
Gladstone Commercial Corp.	236	4,080
Glimcher Realty Trust	1,953	19,569
Government Properties Income Trust	586	13,419
Healthcare Realty Trust, Inc.	1,046	25,690
Hersha Hospitality Trust	1,259	6,119
Highwoods Properties, Inc.	905	30,652
Hudson Pacific Properties, Inc.	611	10,864
Inland Real Estate Corp.	1,250	9,975
Invesco Mortgage Capital, Inc.	1,384	27,389

8

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Investors Real Estate Trust	823	6,716
iStar Financial, Inc. *	1,083	7,278
Kennedy-Wilson Holdings, Inc.	329	4,501
LaSalle Hotel Properties	78,438	2,059,782
Lexington Realty Trust	1,146	10,245
LTC Properties, Inc.	485	17,315
Medical Properties Trust, Inc.	1,253	12,342
Monmouth Real Estate Investment Corp., Class A	752	8,377
National Health Investors, Inc.	197	10,577
New York Mortgage Trust, Inc.	993	6,752
NorthStar Realty Finance Corp.	1,614	8,893
Omega Healthcare Investors, Inc.	1,468	35,584
Parkway Properties, Inc.	612	6,812
Pebblebrook Hotel Trust	785	17,835
Pennsylvania Real Estate Investment Trust	932	13,384
PennyMac Mortgage Investment Trust	556	11,715
Potlatch Corp.	346	11,975
PS Business Parks, Inc.	150	10,142
RAIT Financial Trust	1,384	6,422
Ramco-Gershenson Properties Trust	811	10,332
Redwood Trust, Inc.	913	11,769
Resource Capital Corp.	1,460	7,957
Retail Opportunity Investments Corp.	927	11,300
RLJ Lodging Trust	1,078	18,973
Sabra Health Care REIT, Inc.	722	13,371
Saul Centers, Inc.	205	8,536
Select Income REIT	328	8,252
Sovran Self Storage, Inc.	415	23,697
STAG Industrial, Inc.	666	9,630
Starwood Property Trust, Inc.	1,301	28,960
Strategic Hotels & Resorts, Inc. *	1,779	10,781
Summit Hotel Properties, Inc.	810	6,723
Sun Communities, Inc.	354	16,493
Sunstone Hotel Investors, Inc. *	1,227	12,282
Tejon Ranch Co. *	159	4,132
Terreno Realty Corp.	299	4,458
Two Harbors Investment Corp.	2,924	33,538
Universal Health Realty Income Trust	106	4,615
Urstadt Biddle Properties, Class A	224	4,254
Washington Real Estate Investment Trust	714	19,064
Western Asset Mortgage Capital Corp. *	246	5,023
Whitestone REIT, Class B	346	4,723
Zillow, Inc. *	61,314	2,309,085

		5,512,357

Retailing 4.1%
Aeropostale, Inc. *	1,044	20,588
ANN, Inc. *	765	20,716
Asbury Automotive Group, Inc. *	518	13,551
Barnes & Noble, Inc. *	342	4,538
Bebe Stores, Inc.	766	4,596
Blue Nile, Inc. *	112	2,876
Body Central Corp. *	506	5,232
Brown Shoe Co., Inc.	764	10,513
Cabela’s, Inc. *	14,584	669,989
Chico’s FAS, Inc.	132,559	2,030,804
Collective Brands, Inc. *	978	21,047
Core-Mark Holding Co., Inc.	105	5,070
Destination Maternity Corp.	415	7,424
Express, Inc. *	813	13,089
Francesca’s Holdings Corp. *	331	10,397
Fred’s, Inc., Class A	710	10,082
Genesco, Inc. *	345	22,846
Group 1 Automotive, Inc.	250	13,437
Hibbett Sports, Inc. *	8,104	492,480
Hot Topic, Inc.	623	6,330
HSN, Inc.	13,980	592,193
Jos. A. Bank Clothiers, Inc. *	408	17,242
Kirkland’s, Inc. *	479	5,178
Lithia Motors, Inc., Class A	438	12,203
Lumber Liquidators Holdings, Inc. *	444	18,777
Monro Muffler Brake, Inc.	458	15,146
Nutrisystem, Inc.	811	8,503
Office Depot, Inc. *	1,755	3,124
OfficeMax, Inc. *	1,012	4,544
Penske Automotive Group, Inc.	689	16,467
PetMed Express, Inc.	701	6,814
Pier 1 Imports, Inc.	1,046	17,248
Pool Corp.	10,514	387,546
Rent-A-Center, Inc.	645	22,936
rue21, Inc. *	384	9,462
Saks, Inc. *	932	9,721
Select Comfort Corp. *	744	19,351
Shutterfly, Inc. *	572	18,779
Sonic Automotive, Inc., Class A	732	12,532
Stage Stores, Inc.	586	11,099
Stein Mart, Inc. *	603	4,794
The Buckle, Inc.	219	8,469
The Cato Corp., Class A	166	4,648
The Children’s Place Retail Stores, Inc. *	385	19,558
The Finish Line, Inc., Class A	661	13,802
The Men’s Wearhouse, Inc.	598	16,295
The Pep Boys - Manny, Moe & Jack	705	6,394
Tractor Supply Co.	5,200	472,524
Tuesday Morning Corp. *	1,317	6,664
Ulta Salon, Cosmetics & Fragrance, Inc.	6,400	543,232
Vitamin Shoppe, Inc. *	10,084	553,813
VOXX International Corp. *	627	4,696
Zumiez, Inc. *	232	8,429

		6,257,788

Semiconductors & Semiconductor Equipment 1.1%
Advanced Energy Industries, Inc. *	853	10,509
Amkor Technology, Inc. *	1,019	5,431
Applied Micro Circuits Corp. *	734	4,198
ATMI, Inc. *	546	10,363
AuthenTec, Inc. *	525	4,410
AXT, Inc. *	1,100	3,839
Brooks Automation, Inc.	992	9,186
Cabot Microelectronics Corp.	357	10,496
Cavium, Inc. *	21,786	588,658
CEVA, Inc. *	392	6,092
Cirrus Logic, Inc. *	960	35,299
Cymer, Inc. *	437	25,001
Diodes, Inc. *	365	6,913
Entegris, Inc. *	1,145	9,217

 9

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Entropic Communications, Inc. *	936	5,616
First Solar, Inc. *	1,027	15,960
FormFactor, Inc. *	849	5,196
FSI International, Inc. *	1,064	3,852
GT Advanced Technologies, Inc. *	983	5,033
Hittite Microwave Corp. *	440	22,295
Inphi Corp. *	298	3,278
Integrated Device Technology, Inc. *	1,097	5,529
International Rectifier Corp. *	572	9,747
Intersil Corp., Class A	1,102	10,149
Lattice Semiconductor Corp. *	1,055	3,914
LTX-Credence Corp. *	1,167	6,839
Mellanox Technologies Ltd. *	5,000	524,300
MEMC Electronic Materials, Inc. *	2,534	4,865
Micrel, Inc.	970	9,060
Microsemi Corp. *	1,110	21,490
Mindspeed Technologies, Inc. *	764	1,803
MIPS Technologies, Inc. *	911	5,603
MKS Instruments, Inc.	747	19,721
Monolithic Power Systems, Inc. *	591	11,454
Nanometrics, Inc. *	628	9,539
OmniVision Technologies, Inc. *	900	12,618
Photronics, Inc. *	877	5,130
PLX Technology, Inc. *	904	5,117
Power Integrations, Inc.	409	14,413
Rambus, Inc. *	947	3,977
RF Micro Devices, Inc. *	2,375	9,215
Rudolph Technologies, Inc. *	940	9,400
Semtech Corp. *	848	20,259
Sigma Designs, Inc. *	1,230	8,364
Silicon Image, Inc. *	1,158	4,539
Spansion, Inc., Class A *	809	8,292
Standard Microsystems Corp. *	425	15,687
STR Holdings, Inc. *	612	2,044
Tessera Technologies, Inc.	654	9,450
TriQuint Semiconductor, Inc. *	1,424	8,031
Ultratech, Inc. *	441	14,028
Veeco Instruments, Inc. *	483	17,248
Volterra Semiconductor Corp. *	399	9,169

		1,611,836

Software & Services 7.6%
Accelrys, Inc. *	1,270	10,312
ACI Worldwide, Inc. *	502	22,093
Actuate Corp. *	877	5,665
Acxiom Corp. *	852	14,288
Advent Software, Inc. *	14,437	328,586
Allot Communications Ltd. *	15,300	376,074
Ancestry.com, Inc. *	231	7,732
Angie’s List, Inc. *	368	4,784
Aspen Technology, Inc. *	24,160	564,861
Bankrate, Inc. *	551	8,788
Blackbaud, Inc.	657	17,726
Blucora, Inc. *	750	11,438
Bottomline Technologies, Inc. *	560	10,634
BroadSoft, Inc. *	474	11,637
CACI International, Inc., Class A *	332	18,741
Cardtronics, Inc. *	15,852	491,571
CommVault Systems, Inc. *	31,652	1,535,755
comScore, Inc. *	700	10,780
Comverse Technology, Inc. *	1,972	10,708
Concur Technologies, Inc. *	12,000	810,480
Constant Contact, Inc. *	187	3,136
Convergys Corp.	1,645	24,247
CoreLogic, Inc. *	26,500	609,500
Cornerstone OnDemand, Inc. *	480	11,414
CoStar Group, Inc. *	7,380	609,071
CSG Systems International, Inc. *	466	8,216
DealerTrack Holdings, Inc. *	17,027	496,678
Dice Holdings, Inc. *	775	5,844
Digital River, Inc. *	679	12,079
EarthLink, Inc.	768	5,261
Ebix, Inc.	353	7,657
Ellie Mae, Inc. *	167	3,424
Envestnet, Inc. *	355	4,335
EPIQ Systems, Inc.	706	7,971
Euronet Worldwide, Inc. *	707	12,924
ExlService Holdings, Inc. *	420	10,353
Fair Isaac Corp.	462	20,000
Forrester Research, Inc.	139	3,967
Global Cash Access Holdings, Inc. *	785	5,071
Guidewire Software, Inc. *	192	4,927
Heartland Payment Systems, Inc.	587	18,608
Higher One Holdings, Inc. *	570	6,321
iGATE Corp. *	257	4,086
Interactive Intelligence Group, Inc. *	317	8,267
Internap Network Services Corp. *	869	5,596
InterXion Holding N.V. *	35,000	673,750
IntraLinks Holdings, Inc. *	807	3,519
j2 Global, Inc.	626	18,736
JDA Software Group, Inc. *	541	16,003
Kenexa Corp. *	483	11,500
Keynote Systems, Inc.	372	5,115
KIT Digital, Inc. *	838	2,682
Liquidity Services, Inc. *	238	10,881
LivePerson, Inc. *	27,233	509,257
LogMeIn, Inc. *	331	6,272
Manhattan Associates, Inc. *	142	6,630
ManTech International Corp., Class A	392	8,597
MAXIMUS, Inc.	382	19,291
Mentor Graphics Corp. *	1,019	15,570
MicroStrategy, Inc., Class A *	122	14,208
ModusLink Global Solutions, Inc. *	891	3,047
MoneyGram International, Inc. *	348	5,415
Monotype Imaging Holdings, Inc. *	481	7,061
Monster Worldwide, Inc. *	941	6,822
Move, Inc. *	1,041	9,588
NetScout Systems, Inc. *	369	8,620
NetSuite, Inc. *	7,700	426,118
NIC, Inc.	407	5,478
OpenTable, Inc. *	363	13,199
Opnet Technologies, Inc.	132	3,490
Parametric Technology Corp. *	1,605	34,572
Pegasystems, Inc.	340	9,445
Progress Software Corp. *	788	15,319
PROS Holdings, Inc. *	257	3,583
QLIK Technologies, Inc. *	22,721	454,420
Quest Software, Inc. *	670	18,720
QuinStreet, Inc. *	551	4,998
RealPage, Inc. *	505	11,221
Responsys, Inc. *	889	9,912
Rosetta Stone, Inc. *	529	6,893
Saba Software, Inc. *	391	3,261

10

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sapient Corp.	1,309	13,038
SciQuest, Inc. *	370	6,297
SeaChange International, Inc. *	1,000	7,570
ServiceSource International, Inc. *	362	4,083
Sourcefire, Inc. *	450	22,972
SS&C Technologies Holdings, Inc. *	511	12,417
Stamps.com, Inc. *	166	3,511
Synchronoss Technologies, Inc. *	435	8,317
Syntel, Inc.	187	10,870
Take-Two Interactive Software, Inc. *	938	8,236
Tangoe, Inc. *	19,930	382,457
TeleTech Holdings, Inc. *	251	4,131
The Active Network, Inc. *	820	11,636
The Ultimate Software Group, Inc. *	12,442	1,113,186
TiVo, Inc. *	997	8,664
TNS, Inc. *	238	4,029
Travelzoo, Inc. *	203	4,387
Tyler Technologies, Inc. *	466	18,183
Unisys Corp. *	643	12,493
United Online, Inc.	776	3,290
ValueClick, Inc. *	1,161	18,239
Verint Systems, Inc. *	391	10,913
Virnetx Holding Corp. *	369	8,731
VistaPrint N.V. *	301	10,385
Vocus, Inc. *	319	5,519
Web.com Group, Inc. *	624	9,672
WebMD Health Corp. *	647	9,517
Websense, Inc. *	72,907	1,094,334
Wright Express Corp. *	524	33,735
XO Group, Inc. *	835	7,189
Zix Corp. *	1,368	3,338

		11,436,138

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	532	20,216
Acme Packet, Inc. *	58,115	921,123
ADTRAN, Inc.	781	16,854
Aeroflex Holding Corp. *	348	2,091
Anaren, Inc. *	401	8,048
Anixter International, Inc.	400	22,764
Arris Group, Inc. *	1,232	15,634
Aruba Networks, Inc. *	1,732	24,560
Avid Technology, Inc. *	773	7,119
Badger Meter, Inc.	136	4,609
Benchmark Electronics, Inc. *	698	11,000
Black Box Corp.	134	3,570
Brightpoint, Inc. *	1,186	10,638
Calix, Inc. *	848	3,909
Checkpoint Systems, Inc. *	842	6,475
Ciena Corp. *	1,278	20,486
Cognex Corp.	553	18,691
Coherent, Inc. *	204	9,961
Comtech Telecommunications Corp.	372	10,163
Cray, Inc. *	899	11,175
Daktronics, Inc.	790	6,107
DTS, Inc. *	346	6,446
Electro Rent Corp.	245	4,106
Electro Scientific Industries, Inc.	263	3,264
Electronics for Imaging, Inc. *	400	5,848
Emulex Corp. *	794	5,137
Extreme Networks, Inc. *	1,418	4,538
Fabrinet *	249	3,307
FARO Technologies, Inc. *	117	5,035
FEI Co.	544	25,954
Finisar Corp. *	1,044	12,977
GSI Group, Inc. *	370	3,811
Harmonic, Inc. *	788	3,341
Imation Corp. *	928	5,169
Infinera Corp. *	804	4,438
Insight Enterprises, Inc. *	288	4,827
InterDigital, Inc.	644	17,581
Intermec, Inc. *	768	4,623
InvenSense, Inc. *	302	3,896
Ixia *	136,348	2,113,394
KEMET Corp. *	1,092	5,274
LeCroy Corp. *	593	8,474
Littelfuse, Inc.	349	18,720
Loral Space & Communications, Inc.	67	4,821
Maxwell Technologies, Inc. *	474	3,086
Measurement Specialties, Inc. *	130	3,871
Mercury Computer Systems, Inc. *	573	6,687
Methode Electronics, Inc.	461	4,057
MTS Systems Corp.	124	5,390
Multi-Fineline Electronix, Inc. *	162	4,240
NETGEAR, Inc. *	62,582	2,167,215
Newport Corp. *	655	7,369
Oclaro, Inc. *	1,205	3,374
OCZ Technology Group, Inc. *	1,106	6,935
Oplink Communications, Inc. *	255	3,381
OSI Systems, Inc. *	237	15,296
Park Electrochemical Corp.	140	3,781
Plantronics, Inc.	614	20,152
Plexus Corp. *	494	14,188
Power-One, Inc. *	894	4,470
Procera Networks, Inc. *	21,383	544,839
QLogic Corp. *	849	9,797
Quantum Corp. *	1,535	2,272
RealD, Inc. *	770	7,469
Rofin-Sinar Technologies, Inc. *	393	7,125
Rogers Corp. *	112	4,015
Sanmina-SCI Corp. *	993	8,480
ScanSource, Inc. *	206	5,947
ShoreTel, Inc. *	692	3,239
Silicon Graphics International Corp. *	982	6,530
Sonus Networks, Inc. *	1,630	2,706
STEC, Inc. *	805	6,496
Stratasys, Inc. *	201	12,317
Super Micro Computer, Inc. *	549	6,813
Sycamore Networks, Inc. *	634	9,035
Synaptics, Inc. *	496	13,084
SYNNEX Corp. *	408	13,803
Tellabs, Inc.	2,864	9,423
TTM Technologies, Inc. *	856	9,365
Universal Display Corp. *	598	18,993
ViaSat, Inc. *	510	19,533

		6,424,947

Telecommunication Services 0.1%
8x8, Inc. *	1,616	8,839
Cincinnati Bell, Inc. *	1,476	5,683
Cogent Communications Group, Inc. *	787	14,536

 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Communications Holdings, Inc.	774	12,276
General Communication, Inc., Class A *	408	3,851
inContact, Inc. *	1,012	5,202
Iridium Communications, Inc. *	770	6,976
Leap Wireless International, Inc. *	917	5,208
Neutral Tandem, Inc. *	360	4,918
NTELOS Holdings Corp.	303	6,424
Premiere Global Services, Inc. *	1,217	11,148
USA Mobility, Inc.	547	6,093

		91,154

Transportation 1.5%
Air Transport Services Group, Inc. *	834	4,028
Alaska Air Group, Inc. *	780	27,183
Allegiant Travel Co. *	131	9,309
AMERCO	59	5,511
Arkansas Best Corp.	696	9,528
Atlas Air Worldwide Holdings, Inc. *	402	18,235
Avis Budget Group, Inc. *	1,447	20,793
Dollar Thrifty Automotive Group, Inc. *	394	29,314
Echo Global Logistics, Inc. *	33,078	596,727
Forward Air Corp.	28,600	956,956
Genco Shipping & Trading Ltd. *	897	1,937
Genesee & Wyoming, Inc., Class A *	529	32,830
Hawaiian Holdings, Inc. *	681	4,338
Heartland Express, Inc.	778	10,814
Hub Group, Inc., Class A *	309	9,193
JetBlue Airways Corp. *	2,129	11,731
Knight Transportation, Inc.	763	11,697
Old Dominion Freight Line, Inc. *	10,454	443,250
Pacer International, Inc. *	762	3,200
RailAmerica, Inc. *	291	7,982
Roadrunner Transportation Systems, Inc. *	377	6,586
SkyWest, Inc.	318	2,226
Spirit Airlines, Inc. *	270	5,808
Swift Transportation Co. *	1,381	11,462
US Airways Group, Inc. *	2,272	26,037
Werner Enterprises, Inc.	547	12,625
XPO Logistics, Inc. *	521	6,627
Zipcar, Inc. *	286	2,983

		2,288,910

Utilities 1.0%
ALLETE, Inc.	473	19,611
American States Water Co.	334	13,577
Atlantic Power Corp. *	1,045	14,400
Avista Corp.	816	22,587
Black Hills Corp.	704	22,422
California Water Service Group	614	11,341
CH Energy Group, Inc.	114	7,413
Chesapeake Utilities Corp.	100	4,574
Cleco Corp.	792	34,658
El Paso Electric Co.	612	20,716
GenOn Energy, Inc. *	9,125	21,717
IDACORP, Inc.	679	28,654
MGE Energy, Inc.	177	8,485
New Jersey Resources Corp.	569	26,117
Northwest Natural Gas Co.	19,949	971,317
NorthWestern Corp.	542	20,016
Ormat Technologies, Inc.	443	7,974
Otter Tail Corp.	608	14,270
Piedmont Natural Gas Co., Inc.	906	28,793
PNM Resources, Inc.	1,035	21,528
Portland General Electric Co.	1,012	27,557
South Jersey Industries, Inc.	425	22,465
Southwest Gas Corp.	635	28,359
The Empire District Electric Co.	692	14,878
The Laclede Group, Inc.	160	6,685
UIL Holdings Corp.	691	25,595
UNS Energy Corp.	541	22,019
WGL Holdings, Inc.	614	24,836

		1,492,564

Total Common Stock
(Cost $117,932,165)		144,176,622

Other Investment Companies 3.9% of net assets

Equity Fund 0.0%
iShares Russell 2000 Index Fund	198	15,513

Money Market Fund 3.9%
State Street Institutional U.S. Government Money Market Fund	5,793,328	5,793,328

Total Other Investment Companies
(Cost $5,809,121)		5,808,841

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.09%, 09/20/12 (a)(b)	450,000	449,944

Total Short-Term Investment
(Cost $449,944)		449,944

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $126,168,332 and the unrealized appreciation and depreciation were $29,315,864 and ($5,048,789) respectively, with a net appreciation of $24,267,075.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

12

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/21/12	35	2,746,100	66,301

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The

 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$144,176,622	$—	$—	$144,176,622
Other Investment Companies(a)	5,808,841	—	—	5,808,841
Short-Term Investment(a)	—	449,944	—	449,944

Total	$149,985,463	$449,944	$—	$150,435,407

Other Financial Instruments
Futures Contracts*	$66,301	$—	$—	$66,301

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

14

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46829JUL12

 15

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.2%	Common Stock	1,312,582,801	1,477,462,330
0.2%	Preferred Stock	2,323,860	2,466,508
3.5%	Other Investment Company	54,859,243	54,859,243
0.1%	Corporate Bonds	2,218,004	2,159,352
0.0%	Rights	5	5
0.2%	Short-Term Investments	3,409,598	3,409,598

99.2%	Total Investments	1,375,393,511	1,540,357,036
0.8%	Other Assets and Liabilities, Net		11,765,477

100.0%	Net Assets		1,552,122,513

	Number	Value
Security	of Shares	($)

Common Stock 95.2% of net assets

Australia 4.2%

Banks 0.3%
Australia & New Zealand Banking Group Ltd.	41,746	1,026,505
Bendigo & Adelaide Bank Ltd.	6,444	55,279
Commonwealth Bank of Australia	24,611	1,481,708
National Australia Bank Ltd.	34,895	910,484
Westpac Banking Corp.	47,563	1,153,646

		4,627,622

Capital Goods 0.5%
Leighton Holdings Ltd.	2,271	40,575
Monadelphous Group Ltd.	261,054	5,930,497
NRW Holdings Ltd.	362,131	1,089,053

		7,060,125

Commercial & Professional Supplies 0.4%
Brambles Ltd.	24,655	160,961
Campbell Brothers Ltd.	13,625	666,835
McMillan Shakespeare Ltd.	46,197	573,895
SAI Global Ltd.	107,933	506,151
Transfield Services Ltd.	2,043,374	3,939,534

		5,847,376

Consumer Services 0.3%
Aristocrat Leisure Ltd.	618,798	1,530,523
Crown Ltd.	6,204	54,877
Echo Entertainment Group Ltd.	12,297	53,908
Flight Centre Ltd.	121,611	2,702,325
TABCORP Holdings Ltd.	10,270	34,954
Tatts Group Ltd.	19,773	60,170

		4,436,757

Diversified Financials 0.0%
ASX Ltd.	2,806	91,742
Macquarie Group Ltd.	5,112	133,010

		224,752

Energy 0.1%
Caltex Australia Ltd.	2,024	29,961
Origin Energy Ltd.	16,850	207,985
Santos Ltd.	14,656	164,458
Whitehaven Coal Ltd.	6,829	26,146
Woodside Petroleum Ltd.	9,956	351,125
WorleyParsons Ltd.	3,314	90,380

		870,055

Food & Staples Retailing 0.1%
Metcash Ltd.	14,377	51,429
Wesfarmers Ltd.	15,635	533,607
Woolworths Ltd.	19,162	574,143

		1,159,179

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,985	131,223

Health Care Equipment & Services 0.1%
Cochlear Ltd.	12,928	892,442
Ramsay Health Care Ltd.	1,970	49,016
Sonic Healthcare Ltd.	5,555	73,683

		1,015,141

Insurance 0.0%
AMP Ltd.	44,364	185,913
Insurance Australia Group Ltd.	32,789	129,301
QBE Insurance Group Ltd.	18,204	267,188
Suncorp Group Ltd.	20,038	177,728

		760,130

Materials 1.6%
Alumina Ltd.	36,590	25,757
Amcor Ltd.	875,293	6,910,217
Atlas Iron Ltd.	298,896	535,497
BHP Billiton Ltd.	50,171	1,666,554
BHP Billiton Ltd. ADR	140,425	9,315,794
Boral Ltd.	10,945	38,458
Fortescue Metals Group Ltd.	21,499	92,287
Iluka Resources Ltd.	6,278	62,001
Incitec Pivot Ltd.	26,096	84,603
Lynas Corp Ltd. *	25,698	21,444
Newcrest Mining Ltd.	11,930	291,752
Orica Ltd.	188,376	4,898,884
OZ Minerals Ltd.	4,856	38,283
Regis Resources Ltd. *	261,641	1,241,004
Rio Tinto Ltd.	6,777	375,291
Sims Metal Management Ltd.	2,464	21,325

		25,619,151

Media 0.0%
Fairfax Media Ltd.	33,502	18,363

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	8,053	360,138

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mesoblast Ltd. *	90,500	595,214

		955,352

Real Estate 0.6%
Centro Retail Australia REIT	18,828	40,482
CFS Retail Property Trust Group	32,493	67,438
Commonwealth Property Office Fund	7,794,134	8,749,589
Dexus Property Group	72,559	75,183
Goodman Group	23,713	93,262
GPT Group	22,446	80,753
Lend Lease Group	8,133	68,792
Mirvac Group	51,235	73,432
Stockland	35,733	125,211
Westfield Group	34,384	359,657
Westfield Retail Trust	45,683	145,962

		9,879,761

Retailing 0.1%
David Jones Ltd.	671,225	1,711,689
Harvey Norman Holdings Ltd.	7,965	16,675

		1,728,364

Software & Services 0.0%
Computershare Ltd.	6,665	53,469

Telecommunication Services 0.0%
Telstra Corp., Ltd.	67,567	283,765

Transportation 0.0%
Asciano Ltd.	14,625	66,355
Qantas Airways Ltd. *	16,643	19,822
QR National Ltd.	25,611	85,764
Sydney Airport	5,582	18,420
Toll Holdings Ltd.	10,116	42,495
Transurban Group	20,579	132,195

		365,051

Utilities 0.0%
AGL Energy Ltd.	8,346	137,374
APA Group	10,654	54,697
SP AusNet	24,580	27,152

		219,223

		65,254,859

Austria 0.2%

Banks 0.0%
Erste Group Bank AG *	3,290	59,445
Raiffeisen Bank International AG	733	24,125

		83,570

Capital Goods 0.1%
Andritz AG	31,268	1,709,308

Energy 0.0%
OMV AG	2,275	71,381

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	22,406

Materials 0.0%
Voestalpine AG	1,648	44,760

Real Estate 0.0%
Immofinanz AG *	15,816	51,713

Semiconductors & Semiconductor Equipment 0.1%
AMS AG	6,860	557,302

Telecommunication Services 0.0%
Telekom Austria AG	4,982	45,305

Utilities 0.0%
Verbund AG	1,021	19,528

		2,605,273

Belgium 0.2%

Banks 0.0%
KBC GROEP N.V.	2,415	50,443

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	79,035

Food & Staples Retailing 0.0%
Colruyt S.A.	1,136	51,518
Delhaize Group S.A.	1,527	54,600

		106,118

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,511	989,908

Insurance 0.0%
Ageas *	37,912	75,192

Materials 0.1%
Solvay S.A.	938	97,388
Umicore S.A.	16,319	722,070

		819,458

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,687	84,396

Telecommunication Services 0.0%
Belgacom S.A.	2,281	65,629
Mobistar S.A.	450	13,883
Telenet Group Holding N.V.	838	36,907

		116,419

		2,320,969

Bermuda 0.1%

Insurance 0.1%
RenaissanceRe Holdings Ltd.	26,736	1,978,197

Brazil 1.3%

Capital Goods 0.2%
Mills Estruturas e Servicos de Engenharia S.A.	192,700	2,598,234

Commercial & Professional Supplies 0.0%
Qualicorp S.A. *	32,200	286,771
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	18,700	292,016

		578,787

Diversified Financials 0.0%
CETIP SA - Balcao Organizado de Ativos e Derivativos	39,723	503,419

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
Petroleo Brasileiro S.A. - Petrobras	104,600	1,023,438

Food & Staples Retailing 0.1%
Brazil Pharma S.A.	310,000	1,853,162

Health Care Equipment & Services 0.0%
OdontoPrev S.A.	71,100	345,230

Materials 0.4%
Vale S.A. ADR	313,100	5,651,455

Media 0.0%
T4F Entretenimento S.A.	47,300	388,242

Real Estate 0.2%
BR Malls Participacoes S.A.	79,200	924,490
BR Properties S.A.	139,200	1,623,502

		2,547,992

Retailing 0.1%
Cia. Hering	49,900	985,240

Software & Services 0.1%
Cielo S.A.	37,240	1,085,652

Transportation 0.1%
CCR S.A.	151,300	1,262,556

Utilities 0.0%
Tractebel Energia S.A.	42,000	749,122

		19,572,529

Cambodia 0.0%

Consumer Services 0.0%
NagaCorp Ltd.	1,052,000	561,341

Canada 6.0%

Banks 0.1%
Canadian Western Bank	76,499	2,003,917

Capital Goods 0.0%
Finning International, Inc.	17,050	391,716

Consumer Services 0.1%
Tim Hortons, Inc.	15,925	846,867

Diversified Financials 0.1%
CI Financial Corp.	51,732	1,150,861

Energy 1.1%
Africa Oil Corp. *	134,851	1,020,610
Canadian Natural Resources Ltd.	113,950	3,105,138
Pason Systems, Inc.	408,000	5,915,461
Peyto Exploration & Development Corp.	71,478	1,525,282
Precision Drilling Corp. *	138,164	1,099,415
Suncor Energy, Inc.	175,775	5,368,169

		18,034,075

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	75,827	3,591,547
Metro, Inc.	26,314	1,460,212

		5,051,759

Health Care Equipment & Services 0.4%
Catamaran Corp. *	66,499	5,648,287

Insurance 0.1%
Intact Financial Corp.	15,883	1,021,542

Materials 1.1%
Agrium, Inc.	24,300	2,307,528
Detour Gold Corp.	63,792	1,414,702
Franco-Nevada Corp.	28,213	1,376,820
Methanex Corp.	11,206	307,625
New Gold, Inc. *	43,547	443,351
Potash Corp. of Saskatchewan, Inc.	250,825	11,076,432

		16,926,458

Media 0.4%
Imax Corp. *	26,278	582,320
Thomson Reuters Corp.	201,900	5,725,718

		6,308,038

Real Estate 0.6%
Brookfield Asset Management, Inc., Class A	136,998	4,631,902
Morguard REIT	111,590	2,019,603
Northern Property REIT	106,700	3,536,629

		10,188,134

Retailing 0.4%
Dollarama, Inc.	95,301	5,939,385

Transportation 1.3%
Canadian National Railway Co.	122,625	10,800,810
Canadian Pacific Railway Ltd.	116,725	9,472,234

		20,273,044

		93,784,083

Cayman Islands 0.1%

Consumer Services 0.0%
MGM China Holdings Ltd.	14,000	19,351

Real Estate 0.1%
KWG Property Holding Ltd.	3,213,000	1,763,622

		1,782,973

Chile 0.3%

Banks 0.1%
Banco Santander Chile ADR	14,379	1,080,726

Materials 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR	18,536	1,110,862

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CFR Pharmaceuticals S.A.	2,025,897	449,034

Real Estate 0.0%
Parque Arauco S.A.	434,291	823,151

Software & Services 0.0%
Sonda S.A.	129,065	387,369

Telecommunication Services 0.1%
ENTEL Chile S.A.	50,817	999,266

		4,850,408

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

China 0.8%

Automobiles & Components 0.1%
Great Wall Motor Co., Ltd., Class H	746,500	1,668,644

Capital Goods 0.0%
Haitian International Holdings Ltd.	261,000	251,037

Health Care Equipment & Services 0.2%
Ginko International Co., Ltd.	220,233	2,265,939

Household & Personal Products 0.2%
Vinda International Holdings Ltd.	2,199,000	3,602,026

Materials 0.2%
AMVIG Holdings Ltd.	4,556,000	2,052,610
China Bluechemical Ltd., Class H	1,108,000	725,152

		2,777,762

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
WuXi PharmaTech Cayman, Inc. ADR *	19,732	266,777

Real Estate 0.1%
Evergrande Real Estate Group Ltd.	1,296,000	598,681
Longfor Properties Co., Ltd.	415,000	607,995

		1,206,676

Semiconductors & Semiconductor Equipment 0.0%
Spreadtrum Communications, Inc. ADR	20,875	377,420

Technology Hardware & Equipment 0.0%
Hollysys Automation Technologies Ltd. *	26,548	206,809

		12,623,090

Colombia 0.1%

Energy 0.1%
Ecopetrol S.A.	765,675	2,200,338

Cyprus 0.0%

Transportation 0.0%
Globaltrans Investment plc GDR (a)	7,259	119,773
Globaltrans Investment plc GDR - Reg’d	15,129	285,193

		404,966

Denmark 1.1%

Banks 0.0%
Danske Bank A/S *	10,154	150,522

Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	1,681	135,874

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	9,972	1,888,180
William Demant Holding A/S *	16,705	1,575,955

		3,464,135

Insurance 0.0%
Tryg A/S	368	20,862

Materials 0.8%
Christian Hansen Holding A/S	412,202	11,760,957
Novozymes A/S, B Shares	3,747	92,118

		11,853,075

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	6,345	978,320

Software & Services 0.0%
SimCorp A/S	2,282	371,540

Telecommunication Services 0.0%
TDC A/S	7,940	53,846

Transportation 0.0%
AP Moller - Maersk A/S, Series A	9	59,173
AP Moller - Maersk A/S, Series B	20	138,380
DSV A/S	3,059	65,552

		263,105

		17,291,279

Finland 0.5%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	35,744	1,423,257

Capital Goods 0.2%
Kone Oyj, Class B	27,672	1,713,820
Metso Oyj	1,916	69,630
Outotec Oyj	26,091	1,192,561
Wartsila Oyj Abp	2,658	79,589

		3,055,600

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	2,071	24,008

Energy 0.0%
Neste Oil Oyj	1,922	20,277

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	1,003	25,900

Insurance 0.0%
Sampo Oyj, A Shares	6,533	173,020

Materials 0.2%
Huhtamaki Oyj	175,446	2,631,811
Stora Enso Oyj, R Shares	8,723	49,657
UPM-Kymmene Oyj	8,330	88,980

		2,770,448

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	28,473

Technology Hardware & Equipment 0.0%
Nokia Oyj	57,419	137,824

Telecommunication Services 0.0%
Elisa Oyj	2,120	44,032

Utilities 0.0%
Fortum Oyj	6,918	115,713

		7,818,552

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 7.6%

Automobiles & Components 0.0%
Compagnie Generale des Etablissements Michelin	2,795	189,911
Peugeot S.A. *	3,449	26,749
Renault S.A.	2,997	130,706

		347,366

Banks 1.0%
BNP Paribas S.A.	416,476	15,384,487
Credit Agricole S.A. *	14,982	64,035
Natixis	13,865	34,554
Societe Generale S.A. *	10,729	236,156

		15,719,232

Capital Goods 0.7%
Alstom S.A.	3,268	108,304
Bouygues S.A.	2,833	71,349
Compagnie de Saint-Gobain	6,158	185,436
Legrand S.A.	3,780	121,101
Mersen S.A.	92,004	2,326,485
Nexans S.A.	75,013	3,270,683
Rexel S.A.	1,590	26,572
Safran S.A.	3,491	118,134
Schneider Electric S.A.	8,154	459,744
Thales S.A.	1,517	47,437
Vallourec S.A.	1,597	66,118
Vinci S.A.	7,049	298,504
Zodiac Aerospace	38,106	3,715,988

		10,815,855

Commercial & Professional Supplies 0.0%
Bureau Veritas S.A.	819	72,297
Edenred	18,452	486,228
Societe BIC S.A.	431	43,689

		602,214

Consumer Durables & Apparel 0.2%
Christian Dior S.A.	22,374	3,089,681
LVMH Moet Hennessy Louis Vuitton S.A.	3,964	596,307

		3,685,988

Consumer Services 0.1%
Accor S.A.	2,211	73,372
Sodexo	8,301	626,218

		699,590

Diversified Financials 0.0%
Eurazeo	496	19,719
Wendel S.A.	493	35,205

		54,924

Energy 0.3%
Compagnie Generale de Geophysique - Veritas *	2,163	61,912
Technip S.A.	23,213	2,436,776
Total S.A.	33,033	1,522,036

		4,020,724

Food & Staples Retailing 0.0%
Carrefour S.A.	8,960	160,328
Casino Guichard Perrachon S.A.	826	69,270

		229,598

Food, Beverage & Tobacco 0.2%
Danone S.A.	40,530	2,463,550
Pernod-Ricard S.A.	3,254	349,693
Remy Cointreau S.A.	330	38,944

		2,852,187

Health Care Equipment & Services 0.3%
Essilor International S.A.	17,468	1,520,465
Medica S.A.	167,290	2,793,685

		4,314,150

Household & Personal Products 0.2%
L’Oreal S.A.	29,691	3,559,979

Insurance 0.4%
AXA S.A.	350,172	4,254,486
CNP Assurances	2,227	23,461
Euler Hermes S.A.	24,338	1,514,343
SCOR SE	2,591	61,398

		5,853,688

Materials 0.1%
Air Liquide S.A.	4,878	545,536
Arkema S.A.	20,147	1,482,981
Imerys S.A.	509	25,622
Lafarge S.A.	2,886	132,304

		2,186,443

Media 0.7%
Eutelsat Communications S.A.	1,976	59,659
Ipsos	88,381	2,566,128
JC Decaux S.A.	997	20,129
Lagardere S.C.A.	1,770	47,736
Publicis Groupe S.A.	154,370	7,599,393

		10,293,045

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Boiron S.A.	64,897	1,759,586
Eurofins Scientific	25,108	3,268,192
Sanofi	83,556	6,817,124

		11,844,902

Real Estate 0.2%
Fonciere des Regions	412	29,734
Gecina S.A.	329	30,118
ICADE	350	26,766
Klepierre	1,564	50,869
Unibail-Rodamco SE	15,112	2,897,659

		3,035,146

Retailing 0.6%
CFAO	42,664	2,015,589
PPR	50,582	7,562,901

		9,578,490

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	51,273

Software & Services 0.0%
AtoS	901	50,598
Cap Gemini S.A.	2,219	80,970
Dassault Systemes S.A.	981	96,758

		228,326

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 1.3%
Alcatel-Lucent *	34,792	38,398
Gemalto N.V.	34,034	2,600,686
Ingenico S.A.	209,709	11,215,374
Neopost S.A.	106,678	6,073,892

		19,928,350

Telecommunication Services 0.2%
France Telecom S.A.	28,871	386,614
Iliad S.A.	11,665	1,606,370
Vivendi S.A.	20,187	382,859

		2,375,843

Transportation 0.0%
Aeroports de Paris	519	40,214
Groupe Eurotunnel S.A. - Reg’d	8,871	63,019

		103,233

Utilities 0.3%
EDF S.A.	3,627	75,137
GDF Suez	19,277	430,168
Rubis	81,827	4,298,561
Suez Environnement Co.	4,195	46,053
Veolia Environnement	5,454	61,712

		4,911,631

		117,292,177

Germany 7.0%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	49,002	3,646,888
Continental AG	1,266	114,468
Daimler AG - Reg’d	259,942	12,951,701
ElringKlinger AG	111,371	3,081,055
Volkswagen AG	442	70,261

		19,864,373

Banks 0.0%
Commerzbank AG *	56,777	87,986

Capital Goods 1.2%
Brenntag AG	9,403	1,029,876
GEA Group AG	37,721	1,015,222
Gildemeister AG	78,415	1,182,655
Hochtief AG *	480	22,776
KUKA AG *	67,165	1,522,296
MAN SE	665	62,200
MTU Aero Engines Holding AG	82,267	6,172,691
NORMA Group	140,961	3,117,723
Pfeiffer Vacuum Technology AG	2,341	230,685
Rational AG	9,724	2,222,143
Siemens AG - Reg’d	12,817	1,086,099

		17,664,366

Commercial & Professional Supplies 0.3%
Bilfinger Berger SE	56,908	4,664,627

Consumer Durables & Apparel 0.4%
Adidas AG	3,242	243,157
Gerry Weber International AG	90,865	3,728,842
Hugo Boss AG	17,964	1,806,015

		5,778,014

Diversified Financials 0.0%
Deutsche Bank AG - Reg’d	14,443	438,498
Deutsche Boerse AG	3,030	150,738

		589,236

Food & Staples Retailing 0.0%
Metro AG	1,944	53,457

Food, Beverage & Tobacco 0.0%
Suedzucker AG	994	34,247

Health Care Equipment & Services 0.0%
Celesio AG	1,275	23,194
Fresenius Medical Care AG & Co KGaA	3,256	235,369
Fresenius SE & Co KGaA	1,919	204,350

		462,913

Household & Personal Products 0.0%
Beiersdorf AG	1,597	105,763
Henkel AG & Co. KGaA	2,052	121,220

		226,983

Insurance 0.6%
Allianz SE - Reg’d	92,456	9,172,402
Hannover Rueckversicherung AG - Reg’d	904	54,018
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,793	395,746

		9,622,166

Materials 1.3%
BASF SE	14,308	1,044,548
BASF SE ADR	76,750	5,590,470
HeidelbergCement AG	2,226	103,143
K&S AG - Reg’d	2,720	134,189
Lanxess AG	15,051	1,043,496
Linde AG	2,848	423,584
Salzgitter AG	586	21,305
Symrise AG	373,795	11,732,033
ThyssenKrupp AG	6,015	110,269
Wacker Chemie AG	235	15,290

		20,218,327

Media 0.2%
Axel Springer AG	593	26,469
GfK SE	64,695	3,036,244
Kabel Deutschland Holding AG *	1,448	90,605

		3,153,318

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	59,842	4,545,147
Merck KGaA	1,024	102,987
QIAGEN N.V. *	150,175	2,674,691

		7,322,825

Real Estate 0.2%
GSW Immobilien AG	31,056	1,142,279
TAG Immobilien AG	158,483	1,524,880

		2,667,159

Retailing 0.3%
Fielmann AG	51,870	4,644,083

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	16,932	123,033

Software & Services 0.6%
SAP AG	89,039	5,650,671
United Internet AG - Reg’d	1,612	28,491
Wirecard AG	156,503	3,089,100
XING AG	10,368	520,024

		9,288,286

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	43,678	492,336

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	3,433	43,153
Deutsche Post AG - Reg’d	13,117	235,493
Fraport AG	551	31,204

		309,850

Utilities 0.1%
E.ON AG	28,119	598,428
RWE AG	7,633	299,672

		898,100

		108,165,685

Greece 0.0%

Consumer Services 0.0%
OPAP S.A.	3,348	20,118

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	3,321	58,228

		78,346

Hong Kong 2.2%

Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	58,000	177,397
Hang Seng Bank Ltd.	12,000	166,481
The Bank of East Asia, Ltd.	21,000	72,940

		416,818

Capital Goods 0.0%
Hopewell Holdings Ltd.	8,500	24,704
Hutchison Whampoa Ltd.	33,000	295,812
Noble Group Ltd.	58,000	49,754
NWS Holdings Ltd.	20,000	30,441

		400,711

Commercial & Professional Supplies 0.1%
China Everbright International Ltd.	3,229,000	1,666,366

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	798,000	1,073,404
Yue Yuen Industrial (Holdings) Ltd.	11,000	33,211

		1,106,615

Consumer Services 0.0%
Galaxy Entertainment Group Ltd. *	24,000	57,422
Melco Crown Entertainment Ltd. ADR *	34,010	342,821
Sands China Ltd.	38,000	111,466
Shangri-La Asia Ltd.	26,000	51,056
SJM Holdings Ltd.	29,683	52,707
Wynn Macau Ltd.	23,200	49,163

		664,635

Diversified Financials 0.0%
First Pacific Co., Ltd.	32,000	35,777
Hong Kong Exchanges & Clearing Ltd.	15,900	212,141
Value Partners Group Ltd.	614,000	280,104

		528,022

Energy 0.2%
CNOOC Ltd.	1,252,000	2,511,581

Food, Beverage & Tobacco 0.0%
Biostime International Holdings Ltd.	259,000	578,054

Insurance 0.3%
AIA Group Ltd.	1,143,600	3,995,521

Materials 0.0%
China Shanshui Cement Group	936,000	528,606
Yingde Gases	163,500	139,766

		668,372

Real Estate 0.4%
Cheung Kong (Holdings) Ltd.	21,410	280,119
China Overseas Grand Oceans Group Ltd.	2,933,250	2,645,136
China Overseas Land & Investment Ltd.	670,000	1,573,771
Hang Lung Group Ltd.	14,000	90,374
Hang Lung Properties Ltd.	35,000	123,659
Henderson Land Development Co., Ltd.	15,000	86,930
Hysan Development Co., Ltd.	10,000	42,107
Kerry Properties Ltd.	11,000	50,294
New World Development Co., Ltd.	54,000	68,664
Sino Land Co., Ltd.	44,000	74,762
Sun Hung Kai Properties Ltd.	25,000	310,541
Swire Pacific Ltd., Class A	10,500	125,645
The Link REIT	184,000	804,934
Wharf Holdings Ltd.	23,349	134,457
Wheelock & Co., Ltd.	14,000	54,718

		6,466,111

Retailing 0.2%
Emperor Watch & Jewellery Ltd.	21,750,000	1,946,962
Li & Fung Ltd.	90,000	176,779
Lifestyle International Holdings Ltd.	9,000	20,584
Sa Sa International Holdings Ltd.	564,000	341,826

		2,486,151

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	210,600	2,694,658

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	1,254,000	3,639,217
China High Precision Automation Group Ltd. (a)	234,000	40,435
Foxconn International Holdings Ltd. *	32,000	9,531
Lenovo Group Ltd.	2,424,000	1,671,601

		5,360,784

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,614,000	782,535
PCCW Ltd.	60,000	23,513
SmarTone Telecommunications Holdings Ltd.	396,500	833,625

		1,639,673

Transportation 0.2%
Cathay Pacific Airways Ltd.	18,000	29,690
MTR Corp., Ltd.	21,500	74,921
Orient Overseas International Ltd.	3,500	19,846
Pacific Basin Shipping Ltd.	5,924,000	2,620,098

		2,744,555

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	7,400	44,833
CLP Holdings Ltd.	28,000	241,599
Hong Kong & China Gas Co., Ltd.	81,400	188,322
Power Assets Holdings Ltd.	22,000	172,647

		647,401

		34,576,028

India 1.1%

Automobiles & Components 0.2%
Exide Industries Ltd.	451,165	1,038,061
Tata Motors Ltd.	378,000	1,521,081

		2,559,142

Banks 0.2%
HDFC Bank Ltd.	136,082	1,431,770
IndusInd Bank Ltd.	51,744	309,829
Yes Bank Ltd.	168,422	1,101,040

		2,842,639

Capital Goods 0.0%
Havells India Ltd.	55,230	530,650

Diversified Financials 0.1%
Crisil Ltd.	7,230	116,419
Indiabulls Financial Services Ltd.	270,727	1,101,340
Mahindra & Mahindra Financial Services Ltd.	90,036	1,141,940

		2,359,699

Food, Beverage & Tobacco 0.1%
McLeod Russel India Ltd.	199,859	1,148,632

Media 0.1%
Hathway Cable & Datacom Ltd. *	241,462	815,830

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Ipca Laboratories Ltd.	42,750	306,915
Lupin Ltd.	61,912	666,761
Sun Pharmaceutical Industries Ltd.	120,283	1,408,330
Wockhardt Ltd. *	65,667	1,150,489

		3,532,495

Real Estate 0.0%
Oberoi Realty Ltd.	54,595	227,009

Software & Services 0.2%
Tata Consultancy Services Ltd.	118,983	2,646,370

		16,662,466

Indonesia 0.5%

Capital Goods 0.1%
PT United Tractors Tbk	580,893	1,279,628

Food, Beverage & Tobacco 0.1%
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	5,880,000	1,702,615

Materials 0.0%
PT Semen Gresik (Persero) Tbk	443,500	604,060

Media 0.0%
Media Nusantara Citra Tbk PT	1,842,000	460,303

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	1,729,500	696,694

Real Estate 0.0%
Alam Sutera Realty Tbk PT	4,537,500	219,652

Retailing 0.1%
PT Mitra Adiperkasa Tbk	1,970,000	1,491,852

Transportation 0.1%
PT Jasa Marga	3,191,000	1,913,676

		8,368,480

Ireland 1.7%

Banks 0.4%
The Governor & Company of the Bank of Ireland *	44,732,900	5,541,912

Capital Goods 0.7%
Cooper Industries plc	117,800	8,467,464
Ingersoll-Rand plc	43,200	1,832,112

		10,299,576

Commercial & Professional Supplies 0.2%
Experian plc	211,555	3,136,962

Consumer Services 0.1%
Paddy Power plc	12,548	845,863

Food, Beverage & Tobacco 0.2%
Glanbia plc	452,894	3,389,964
Kerry Group plc, Class A	2,289	104,065

		3,494,029

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.0%
CRH plc	11,148	204,106

Media 0.0%
WPP plc	19,544	247,119

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	7,936	92,557
Elan Corp. plc ADR *	37,641	434,754
Shire plc	45,771	1,320,272

		1,847,583

		25,617,150

Israel 0.7%

Banks 0.0%
Bank Hapoalim B.M. *	15,869	45,984
Bank Leumi Le-Israel B.M. *	17,676	39,852
Mizrahi Tefahot Bank Ltd. *	1,853	13,892

		99,728

Capital Goods 0.0%
Delek Group Ltd.	68	9,024
Elbit Systems Ltd.	353	11,414

		20,438

Materials 0.0%
Israel Chemicals Ltd.	6,666	78,914
The Israel Corp., Ltd.	35	20,043

		98,957

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	14,712	600,040

Semiconductors & Semiconductor Equipment 0.5%
Mellanox Technologies Ltd. *	72,775	7,631,186

Software & Services 0.1%
Allot Communications Ltd. *	28,401	698,096
Check Point Software Technologies Ltd. *	23,589	1,145,718
NICE Systems Ltd. *	898	32,386

		1,876,200

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	26,399	26,559

		10,353,108

Italy 1.9%

Automobiles & Components 0.2%
Fiat S.p.A. *	68,371	335,045
Pirelli & C. S.p.A.	186,832	1,886,726

		2,221,771

Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	73,168	16,168
Banco Popolare Scarl *	26,443	30,793
Intesa Sanpaolo S.p.A.	8,854,783	11,192,986
Intesa Sanpaolo S.p.A. - RSP	13,982	13,981
UniCredit S.p.A. *	61,962	209,936
Unione di Banche Italiane S.C.P.A.	12,169	35,243

		11,499,107

Capital Goods 0.6%
Fiat Industrial S.p.A.	857,633	8,402,521
Finmeccanica S.p.A. *	6,068	22,171
Prysmian S.p.A.	3,054	48,916

		8,473,608

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	1,751	60,030
Salvatore Ferragamo Italia S.p.A.	98,573	1,908,613

		1,968,643

Consumer Services 0.0%
Autogrill S.p.A.	1,717	13,859

Diversified Financials 0.2%
Banca Generali S.p.A.	274,359	3,113,596
Exor S.p.A.	961	21,221
Mediobanca S.p.A.	7,747	26,638

		3,161,455

Energy 0.1%
Eni S.p.A.	37,478	772,805
Saipem S.p.A.	4,111	188,935
Tenaris S.A.	7,371	142,941

		1,104,681

Insurance 0.0%
Assicurazioni Generali S.p.A.	17,902	224,243

Media 0.0%
Mediaset S.p.A.	10,627	18,523

Telecommunication Services 0.0%
Telecom Italia S.p.A.	146,192	119,004
Telecom Italia S.p.A. - RSP	90,360	62,908

		181,912

Transportation 0.0%
Atlantia S.p.A.	4,962	65,144

Utilities 0.0%
Enel Green Power S.p.A.	26,240	37,520
Enel S.p.A.	102,618	293,052
Snam Rete Gas S.p.A.	25,417	102,172
Terna - Rete Elettrica Nationale S.p.A.	21,282	71,024

		503,768

		29,436,714

Japan 12.4%

Automobiles & Components 2.1%
Aisin Seiki Co., Ltd.	20,700	629,227
Bridgestone Corp.	10,100	227,493
Daihatsu Motor Co., Ltd.	26,000	434,506
Denso Corp.	7,500	238,949
EXEDY Corp.	14,800	295,045
F.C.C. Co., Ltd.	248,900	3,840,715
Fuji Heavy Industries Ltd.	62,000	459,574
Honda Motor Co., Ltd.	269,807	8,577,239
Isuzu Motors Ltd.	18,317	93,381
Koito Manufacturing Co., Ltd.	2,000	25,261

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mazda Motor Corp. *	39,000	46,773
Mitsubishi Motor Corp. *	58,000	55,301
NGK Spark Plug Co., Ltd.	3,000	34,730
NHK Spring Co., Ltd.	2,200	23,047
Nifco, Inc.	262,000	5,820,095
Nissan Motors Co., Ltd.	38,700	363,865
NOK Corp.	25,000	478,056
Stanley Electric Co., Ltd.	2,200	32,338
Sumitomo Rubber Industries Ltd.	2,600	31,182
Suzuki Motor Corp.	5,900	107,801
Toyoda Gosei Co., Ltd.	1,000	20,444
Toyota Boshoku Corp.	1,000	11,195
Toyota Industries Corp.	2,514	66,886
Toyota Motor Corp.	293,477	11,221,626
Yamaha Motor Co., Ltd.	4,200	35,474

		33,170,203

Banks 0.7%
Aozora Bank Ltd.	9,000	20,620
Fukuoka Financial Group, Inc.	12,000	43,760
Mitsubishi UFJ Financial Group, Inc.	198,500	962,534
Mizuho Financial Group, Inc.	356,400	586,974
Resona Holdings, Inc.	29,500	120,104
Seven Bank Ltd.	674,400	1,682,616
Shinsei Bank Ltd.	21,000	23,659
Sumitomo Mitsui Financial Group, Inc.	205,200	6,462,011
Sumitomo Mitsui Trust Holdings, Inc.	49,000	139,955
Suruga Bank Ltd.	19,000	200,595
The Bank of Kyoto Ltd.	5,000	36,568
The Bank of Yokohama Ltd.	19,000	86,052
The Chiba Bank Ltd.	12,000	69,904
The Chugoku Bank Ltd.	3,000	38,201
The Gunma Bank Ltd.	6,000	29,170
The Hachijuni Bank Ltd.	7,000	37,142
The Iyo Bank Ltd.	4,000	30,808
The Joyo Bank Ltd.	10,000	44,559
The Nishi-Nippon City Bank Ltd.	10,000	21,860
The Shizuoka Bank Ltd.	8,454	85,081
Yamaguchi Financial Group, Inc.	3,274	27,588

		10,749,761

Capital Goods 0.9%
Amada Co., Ltd.	6,000	31,552
Asahi Glass Co., Ltd.	16,000	93,934
Chiyoda Corp.	28,417	369,074
Daikin Industries Ltd.	3,500	95,083
Fanuc Ltd.	2,951	455,600
Fuji Electric Co., Ltd.	8,000	17,639
Furukawa Electric Co., Ltd.	10,000	20,730
GS Yuasa Corp.	5,000	19,806
Hino Motors Ltd.	4,000	27,642
Hitachi Construction Machinery Co., Ltd.	1,600	28,601
IHI Corp.	20,000	42,565
ITOCHU Corp.	23,300	241,197
JGC Corp.	3,000	91,689
JTEKT Corp.	3,300	28,970
Kajima Corp.	13,000	37,181
Kawasaki Heavy Industries Ltd.	23,000	54,613
Kinden Corp.	2,000	13,448
Komatsu Ltd.	14,400	319,453
Kubota Corp.	17,000	160,723
Kurita Water Industries Ltd.	1,700	38,237
LIXIL Group Corp.	4,000	83,597
Mabuchi Motor Co., Ltd.	400	15,512
Makita Corp.	1,700	56,806
Marubeni Corp.	25,445	169,730
Mitsubishi Corp.	21,649	428,405
Mitsubishi Electric Corp.	30,000	237,730
Mitsubishi Heavy Industries Ltd.	48,000	193,812
Mitsui & Co., Ltd.	27,000	398,700
Miura Co., Ltd.	68,900	1,736,431
Monotaro Co., Ltd.	100,814	2,051,770
Nabtesco Corp.	1,400	30,551
NGK Insulators Ltd.	4,000	45,908
Nidec Corp.	1,700	133,852
NSK Ltd.	20,000	120,834
NTN Corp.	7,000	18,775
Obayashi Corp.	10,000	45,396
Okuma Corp.	45,000	268,408
Shimizu Corp.	9,000	28,031
SMC Corp.	900	151,192
Sojitz Corp.	18,800	29,146
Sumitomo Corp.	17,400	243,758
Sumitomo Electric Industries Ltd.	11,800	138,762
Sumitomo Heavy Industries Ltd.	9,000	36,064
Taisei Corp.	15,000	41,237
The Japan Steel Works Ltd.	5,000	27,198
THK Co., Ltd.	1,800	31,827
TOTO Ltd.	4,313	31,963
Toyota Tsusho Corp.	3,200	59,168
Tsubakimoto Chain Co.	403,000	2,257,345
Ushio, Inc.	179,800	2,265,857

		13,565,502

Commercial & Professional Supplies 0.5%
Dai Nippon Printing Co., Ltd.	9,000	68,405
Meitec Corp.	120,000	2,570,403
Park24 Co., Ltd.	52,500	801,974
Secom Co., Ltd.	106,900	4,945,666
Toppan Printing Co., Ltd.	9,000	55,757

		8,442,205

Consumer Durables & Apparel 0.5%
Asics Corp.	2,200	25,750
Casio Computer Co., Ltd.	3,600	23,663
Namco Bandai Holdings, Inc.	2,900	41,648
Nikon Corp.	153,000	4,225,029
Panasonic Corp.	33,900	234,634
Rinnai Corp.	500	32,189
Sankyo Co., Ltd.	800	39,652
Sega Sammy Holdings, Inc.	3,200	68,189
Sekisui Chemical Co., Ltd.	7,000	59,472
Sekisui House Ltd.	8,355	79,839
Sharp Corp.	15,419	52,747
Shimano, Inc.	7,845	520,958
Sony Corp.	15,500	188,478

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tamron Co., Ltd.	73,500	2,394,767
Yamaha Corp.	2,400	23,076

		8,010,091

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	47,200
McDonald’s Holdings Co., Ltd.	17,100	494,275
Oriental Land Co., Ltd.	800	99,525

		641,000

Diversified Financials 1.1%
Aeon Credit Service Co., Ltd.	1,200	22,873
Credit Saison Co., Ltd.	2,600	58,956
Daiwa Securities Group, Inc.	3,188,000	11,881,805
Mitsubishi UFJ Lease & Finance Co., Ltd.	870	34,725
Nomura Holdings, Inc.	56,200	196,790
ORIX Corp.	43,270	4,090,631
SBI Holdings, Inc.	336	22,687

		16,308,467

Energy 0.0%
Cosmo Oil Co., Ltd.	9,000	19,627
Idemitsu Kosan Co., Ltd.	340	28,480
Inpex Corp.	34	188,916
Japan Petroleum Exploration Co.	400	14,995
JX Holdings, Inc.	34,900	167,758
Showa Shell Sekiyu K.K.	2,800	15,192
TonenGeneral Sekiyu K.K.	4,367	35,735

		470,703

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	9,500	114,386
Ain Pharmaciez, Inc.	5,800	362,764
Cosmos Pharmaceutical Corp.	1,000	81,323
FamilyMart Co., Ltd.	29,900	1,414,949
Lawson, Inc.	20,029	1,438,610
Seven & i Holdings Co., Ltd.	11,700	370,289
Sundrug Co., Ltd.	7,800	271,253
Tsuruha Holdings, Inc.	4,400	284,495

		4,338,069

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	10,000	141,648
Ariake Japan Co., Ltd.	112,700	2,416,753
Asahi Group Holdings Ltd.	6,100	136,929
Calbee, Inc.	16,400	1,141,839
Coca-Cola West Co., Ltd.	900	15,402
Japan Tobacco, Inc.	14,000	439,804
Kikkoman Corp.	3,000	37,647
Kirin Holdings Co., Ltd.	14,000	158,802
Meiji Holdings Co., Ltd.	1,000	45,663
Nippon Meat Packers, Inc.	3,000	39,201
Nisshin Seifun Group, Inc.	3,000	35,724
Nissin Food Holdings Co., Ltd.	900	34,386
Toyo Suisan Kaisha Ltd.	2,000	48,025
Yakult Honsha Co., Ltd.	8,400	324,758
Yamazaki Baking Co., Ltd.	2,000	27,879

		5,044,460

Health Care Equipment & Services 1.5%
Alfresa Holdings Corp.	600	31,894
Hogy Medical Co., Ltd.	97,200	4,703,233
M3, Inc.	430	2,234,092
Medipal Holdings Corp.	2,200	31,646
Miraca Holdings, Inc.	122,600	5,209,821
Nihon Kohden Corp.	65,700	2,135,217
Olympus Corp. *	334,700	6,267,945
Ship Healthcare Holdings, Inc.	102,400	2,677,074
Suzuken Co., Ltd.	1,100	39,426
Sysmex Corp.	1,100	47,913
Terumo Corp.	2,400	98,027

		23,476,288

Household & Personal Products 0.1%
Kao Corp.	8,200	221,617
Pigeon Corp.	27,000	1,175,967
Shiseido Co., Ltd.	5,400	77,283
Unicharm Corp.	1,800	99,167

		1,574,034

Insurance 0.1%
MS&AD Insurance Group Holdings, Inc.	7,810	126,307
NKSJ Holdings, Inc.	5,900	112,463
Sony Financial Holdings, Inc.	2,600	41,469
T&D Holdings, Inc.	8,700	88,438
The Dai-ichi Life Insurance Co., Ltd.	131	137,320
Tokio Marine Holdings, Inc.	11,200	256,616

		762,613

Materials 0.4%
Air Water, Inc.	2,278	27,398
Asahi Kasei Corp.	19,463	103,156
Daicel Corp.	5,000	29,925
Daido Steel Co., Ltd.	4,373	24,672
Denki Kagaku Kogyo K.K.	7,000	23,049
Hitachi Chemical Co., Ltd.	1,600	24,303
Hitachi Metals Ltd.	3,000	32,835
JFE Holdings, Inc.	7,200	94,380
JSR Corp.	2,700	47,526
Kaneka Corp.	4,337	22,306
Kansai Paint Co., Ltd.	133,373	1,392,138
Kobe Steel Ltd.	37,000	34,589
Kuraray Co., Ltd.	5,200	60,864
Maruichi Steel Tube Ltd.	700	13,596
Mitsubishi Chemical Holdings Corp.	20,500	86,511
Mitsubishi Gas Chemical Co., Inc.	6,000	34,405
Mitsubishi Materials Corp.	17,000	46,859
Mitsui Chemicals, Inc.	12,000	26,894
Nippon Paper Group, Inc.	1,500	18,971
Nippon Steel Corp.	79,000	157,637
Nisshin Steel Co., Ltd.	10,000	11,003
Nitto Denko Corp.	2,500	107,409
OJI Paper Co., Ltd.	13,000	43,294
Shin-Etsu Chemical Co., Ltd.	6,324	319,228
Showa Denko K.K.	22,000	39,636
Sumitomo Chemical Co., Ltd.	24,000	66,489
Sumitomo Metal Industries Ltd.	53,000	77,688
Sumitomo Metal Mining Co., Ltd.	8,000	85,448
Taiheiyo Cement Corp.	16,000	35,164
Taiyo Holdings Co., Ltd.	74,200	1,874,041
Taiyo Nippon Sanso Corp.	4,000	22,384

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teijin Ltd.	14,000	40,947
Toray Industries, Inc.	23,000	143,989
Tosoh Corp.	8,000	19,653
Toyo Seikan Kaisha Ltd.	2,300	27,009
Ube Industries Ltd.	15,000	32,707
Yamato Kogyo Co., Ltd.	600	16,916
Zeon Corp.	141,000	1,155,000

		6,420,019

Media 0.1%
Dentsu, Inc.	2,900	76,982
Hakuhodo DY Holdings, Inc.	350	23,048
Jupiter Telecommunications Co., Ltd.	35	34,944
Nippon Television Network Corp.	3,710	567,924
Toho Co., Ltd.	1,700	30,454

		733,352

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Astellas Pharma, Inc.	6,900	327,789
Chugai Pharmaceutical Co., Ltd.	3,400	65,387
Daiichi Sankyo Co., Ltd.	10,500	172,797
Dainippon Sumitomo Pharma Co., Ltd.	2,400	26,506
Eisai Co., Ltd.	4,000	177,013
Hisamitsu Pharmaceutical Co., Inc.	900	45,301
Kyowa Hakko Kirin Co., Ltd.	4,000	44,491
Mitsubishi Tanabe Pharma Corp.	3,400	51,891
Ono Pharmaceutical Co., Ltd.	1,300	82,062
Otsuka Holdings Co., Ltd.	5,500	167,478
Santen Pharmaceutical Co., Ltd.	1,100	46,797
Shionogi & Co., Ltd.	4,500	64,097
Taisho Pharmaceutical Holdings Co., Ltd.	600	47,874
Takeda Pharmaceutical Co., Ltd.	12,200	560,342
Tsumura & Co.	900	25,313

		1,905,138

Real Estate 0.2%
Aeon Mall Co., Ltd.	1,100	26,310
Daito Trust Construction Co., Ltd.	14,900	1,431,887
Daiwa House Industry Co., Ltd.	8,000	113,653
Hulic Co., Ltd. *	3,700	19,370
Japan Prime Realty Investment Corp.	10	25,987
Japan Real Estate Investment Corp.	8	75,499
Japan Retail Fund Investment Corp.	28	46,830
Mitsubishi Estate Co., Ltd.	20,000	358,213
Mitsui Fudosan Co., Ltd.	13,000	250,475
Nippon Building Fund, Inc.	10	97,028
Nomura Real Estate Holdings, Inc.	1,400	25,854
Nomura Real Estate Office Fund, Inc.	4	23,003
NTT Urban Development Corp.	17	13,700
Sumitomo Realty & Development Co., Ltd.	6,000	149,301
Tokyu Land Corp.	7,000	35,305

		2,692,415

Retailing 0.5%
ABC-Mart, Inc.	400	16,121
Fast Retailing Co., Ltd.	10,500	2,156,421
H2O Retailing Corp.	108,000	1,109,261
Isetan Mitsukoshi Holdings Ltd.	5,600	58,956
J. Front Retailing Co., Ltd.	7,000	34,684
Jin Co., Ltd.	47,000	986,338
Marui Group Co., Ltd.	3,300	24,119
Nitori Holdings Co., Ltd.	21,660	2,025,173
Rakuten, Inc.	11,400	113,420
Sanrio Co., Ltd.	700	24,138
Seria Co., Ltd.	34,600	531,797
Shimamura Co., Ltd.	342	39,692
Takashimaya Co., Ltd.	4,000	29,150
United Arrows Ltd.	12,800	335,155
USS Co., Ltd.	330	35,513
Yamada Denki Co., Ltd.	1,420	73,593

		7,593,531

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	2,200	27,917
Dainippon Screen Manufacturing Co., Ltd.	150,000	1,001,999
Disco Corp.	20,600	1,081,947
Rohm Co., Ltd.	193,600	6,948,598
Sumco Corp. *	1,700	12,894
Tokyo Electron Ltd.	2,700	125,374

		9,198,729

Software & Services 0.3%
Dena Co., Ltd.	1,500	32,500
Gree, Inc.	53,600	848,417
Itochu Techno-Solutions Corp.	400	20,684
Konami Corp.	1,400	29,840
Net One Systems Co., Ltd.	120,600	1,709,391
Nexon Co., Ltd. *	46,500	951,481
Nintendo Co., Ltd.	1,700	189,109
Nomura Research Institute Ltd.	1,500	30,985
NTT Data Corp.	19	57,390
Oracle Corp., Japan	600	26,858
Otsuka Corp.	246	21,615
Square Enix Holdings Co., Ltd.	1,000	15,429
Trend Micro, Inc.	1,600	47,440
Yahoo Japan Corp.	218	79,250

		4,060,389

Technology Hardware & Equipment 1.7%
Anritsu Corp.	204,000	2,521,311
Brother Industries Ltd.	3,500	32,332
Canon, Inc.	269,660	9,004,798
Citizen Holdings Co., Ltd.	3,900	21,547
FUJIFILM Holdings Corp.	7,200	128,593
Fujitsu Ltd.	29,000	113,769
Hamamatsu Photonics K.K.	1,000	34,940
Hirose Electric Co., Ltd.	500	47,707
Hitachi High-Technologies Corp.	900	22,401
Hitachi Ltd.	70,000	412,681

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Horiba Ltd.	128,600	4,539,470
Hoya Corp.	6,800	150,830
Ibiden Co., Ltd.	1,800	29,174
Japan Aviation Electronics Industry Ltd.	126,000	1,030,835
Keyence Corp.	700	174,342
Konica Minolta Holdings, Inc.	8,000	56,410
Kyocera Corp.	2,400	189,893
Murata Manufacturing Co., Ltd.	3,124	155,524
NEC Corp. *	39,000	51,955
Nippon Electric Glass Co., Ltd.	6,000	31,586
Omron Corp.	387,800	7,722,015
Ricoh Co., Ltd.	10,000	68,369
Seiko Epson Corp.	1,900	15,122
Shimadzu Corp.	4,000	32,631
TDK Corp.	1,900	72,064
Toshiba Corp.	62,000	205,339
Yaskawa Electric Corp.	3,321	23,799
Yokogawa Electric Corp.	3,200	32,785

		26,922,222

Telecommunication Services 0.2%
KDDI Corp.	42	289,178
Nippon Telegraph & Telephone Corp.	6,800	315,653
NTT DoCoMo, Inc.	237	396,163
Softbank Corp.	60,600	2,312,120

		3,313,114

Transportation 0.1%
All Nippon Airways Co., Ltd.	19,000	43,890
Central Japan Railway Co.	23	190,020
East Japan Railway Co.	5,238	335,058
Hankyu Hanshin Holdings, Inc.	17,000	91,047
Kamigumi Co., Ltd.	4,000	32,078
Kawasaki Kisen Kaisha Ltd. *	11,000	16,658
Keikyu Corp.	7,000	65,309
Keio Corp.	9,000	66,087
Keisei Electric Railway Co., Ltd.	4,266	38,503
Kintetsu Corp.	26,000	103,185
Mitsubishi Logistics Corp.	2,000	21,120
Mitsui O.S.K. Lines, Ltd.	17,000	51,305
Nippon Express Co., Ltd.	13,000	52,935
Nippon Yusen K.K.	93,000	205,788
Odakyu Electric Railway Co., Ltd.	10,000	102,555
Tobu Railway Co., Ltd.	16,000	86,444
Tokyu Corp.	17,000	81,508
West Japan Railway Co.	2,700	116,451
Yamato Holdings Co., Ltd.	6,000	98,230

		1,798,171

Utilities 0.1%
Chubu Electric Power Co., Inc.	9,931	105,936
Electric Power Development Co., Ltd.	1,900	44,692
Hokkaido Electric Power Co., Inc.	2,700	24,806
Hokuriku Electric Power Co.	2,500	25,425
Kyushu Electric Power Co., Inc.	6,400	49,982
Osaka Gas Co., Ltd.	30,000	122,918
Shikoku Electric Power Co., Inc.	2,700	41,617
The Chugoku Electric Power Co., Inc.	4,500	57,357
The Kansai Electric Power Co., Inc.	11,700	87,773
The Tokyo Electric Power Co., Inc. *	21,700	36,083
Toho Gas Co., Ltd.	6,330	38,060
Tohoku Electric Power Co., Inc. *	6,800	43,866
Tokyo Gas Co., Ltd.	39,000	201,025

		879,540

		192,070,016

Luxembourg 0.6%

Energy 0.6%
Pacific Drilling S.A. *	29,925	289,076
Subsea 7 S.A.	95,519	1,996,429
Tenaris S.A. ADR	161,250	6,172,650

		8,458,155

Materials 0.0%
ArcelorMittal	14,370	228,768

Media 0.0%
SES S.A.	4,373	105,127

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	6,255	565,455

		9,357,505

Mexico 0.2%

Media 0.1%
Grupo Televisa S.A. ADR	48,400	1,103,036

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genomma Lab Internacional S.A., Class B *	1,141,991	2,302,273

		3,405,309

Netherlands 4.5%

Capital Goods 1.2%
European Aeronautic Defence & Space Co., N.V.	6,354	228,006
Koninklijke Boskalis Westminster N.V.	283,785	9,246,733
Koninklijke Philips Electronics N.V.	412,865	9,079,809

		18,554,548

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	1,794	54,344

Diversified Financials 0.0%
ING Groep N.V. CVA *	59,627	392,249

Energy 1.4%
Core Laboratories N.V.	43,500	4,852,860
Fugro N.V. CVA	9,342	611,324
Royal Dutch Shell plc, B Shares	191,524	6,737,379
SBM Offshore N.V. *	2,566	31,273

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schlumberger Ltd.	126,125	8,987,667

		21,220,503

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	316,780	3,855,928

Food, Beverage & Tobacco 0.8%
DE Master Blenders 1753 N.V. *	9,102	105,484
Heineken Holding N.V.	98,659	4,534,326
Heineken N.V.	3,567	193,260
Unilever N.V. CVA	172,308	5,982,155
Unilever N.V., NY Shares	47,850	1,658,003

		12,473,228

Insurance 0.0%
Aegon N.V.	26,811	121,705
Delta Lloyd N.V.	1,535	20,017

		141,722

Materials 0.5%
Akzo Nobel N.V.	113,238	6,111,929
James Hardie Industries SE CDI	93,876	820,003
Koninklijke DSM N.V.	2,431	119,660

		7,051,592

Media 0.0%
Reed Elsevier N.V.	10,856	127,245
Wolters Kluwer N.V.	4,864	80,797

		208,042

Real Estate 0.0%
Corio N.V.	1,077	47,574

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	15,172	575,315
ASML Holding N.V.	43,973	2,539,753

		3,115,068

Software & Services 0.1%
InterXion Holding N.V. *	90,239	1,737,101

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	15,435	126,691

Transportation 0.1%
Koninklijke Vopak N.V.	17,996	1,140,399
TNT Express N.V.	5,294	57,378

		1,197,777

		70,176,367

New Zealand 0.6%

Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	984,592	2,831,887

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	1,126,822	1,735,991

Materials 0.0%
Fletcher Building Ltd.	10,175	50,162

Retailing 0.1%
Trade Me Ltd. *	368,872	1,106,960

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	61,885

Transportation 0.2%
Auckland International Airport Ltd.	1,456,859	2,931,148

Utilities 0.0%
Contact Energy Ltd. *	5,211	21,084

		8,739,117

Nigeria 0.0%

Banks 0.0%
Guaranty Trust Bank plc GDR - Reg’d	68,762	398,820

Norway 1.3%

Banks 0.0%
DnB A.S.A.	15,192	159,499

Capital Goods 0.0%
Orkla A.S.A.	11,571	82,591

Commercial & Professional Supplies 0.2%
Tomra Systems A.S.A.	328,003	2,576,053

Energy 0.7%
Aker Solutions A.S.A.	73,881	1,082,463
Det Norske Oljeselskap A.S.A *	86,190	1,183,686
Farstad Shipping A.S.A.	76,299	1,902,672
Petroleum Geo-Services A.S.A.	210,675	3,082,855
Seadrill Ltd.	5,407	210,719
Statoil A.S.A.	175,396	4,168,561

		11,630,956

Insurance 0.0%
Gjensidige Forsikring A.S.A.	2,999	36,699

Materials 0.1%
Norsk Hydro A.S.A.	13,961	56,702
Yara International A.S.A.	2,941	138,875
Yara International A.S.A. ADR	14,200	670,098

		865,675

Media 0.1%
Schibsted A.S.A.	29,790	911,442

Telecommunication Services 0.2%
Telenor A.S.A.	172,471	2,916,380

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	23,300	417,624
Veripos, Inc. *	423	814

		418,438

		19,597,733

Panama 0.1%

Transportation 0.1%
Copa Holdings S.A., Class A	9,930	769,873

Papua New Guinea 0.0%

Energy 0.0%
Oil Search Ltd.	92,547	675,389

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	6,861	795,464

Philippines 0.2%

Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	719,400	1,010,199

Real Estate 0.0%
SM Prime Holdings, Inc.	1,827,000	610,968

Transportation 0.1%
International Container Terminal Services, Inc.	1,053,110	1,826,834

		3,448,001

Portugal 0.0%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	30,126	18,522

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,469	46,921

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,303	51,772

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	42,764

Utilities 0.0%
EDP - Energias de Portugal S.A.	28,618	65,236

		225,215

Republic of Korea 1.4%

Automobiles & Components 0.4%
Hyundai Motor Co.	15,292	3,176,833
Mando Corp.	10,750	1,542,440
Nexen Tire Corp.	40,470	727,300

		5,446,573

Capital Goods 0.2%
Jinsung T.E.C.	119,772	897,978
Samsung Heavy Industries Co., Ltd.	38,660	1,321,952

		2,219,930

Consumer Services 0.2%
Hotel Shilla Co., Ltd.	80,155	3,413,288

Food, Beverage & Tobacco 0.0%
Orion Corp.	704	556,858

Media 0.1%
Cheil Worldwide, Inc.	69,050	1,153,640

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc.	53,290	1,318,862

Semiconductors & Semiconductor Equipment 0.4%
Eugene Technology Co., Ltd.	68,642	1,032,658
Samsung Electronics Co., Ltd.	4,610	5,299,292

		6,331,950

Software & Services 0.0%
NCSoft Corp.	2,934	576,575

		21,017,676

Singapore 3.3%

Banks 0.1%
DBS Group Holdings Ltd.	28,000	330,327
Oversea-Chinese Banking Corp., Ltd.	40,000	305,931
United Overseas Bank Ltd.	20,000	320,389

		956,647

Capital Goods 0.2%
Cosco Corp., (Singapore) Ltd.	15,000	11,609
Fraser & Neave Ltd.	14,000	91,873
Keppel Corp., Ltd.	321,500	2,877,417
SembCorp Industries Ltd.	15,000	63,538
SembCorp Marine Ltd.	13,000	50,583
Singapore Technologies Engineering Ltd.	23,000	60,861
Yangzijiang Shipbuilding Holdings Ltd.	29,000	23,006

		3,178,887

Consumer Services 0.0%
Genting Singapore plc	96,000	100,198

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	69,582

Energy 0.3%
Ezion Holdings Ltd.	1,668,000	1,257,526
Ezra Holdings Ltd. *	3,995,000	3,155,463

		4,412,989

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	32,429

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	793,000	469,613
Wilmar International Ltd.	29,000	75,102

		544,715

Health Care Equipment & Services 0.0%
Biosensors International Group Ltd. *	575,000	565,745

Media 0.0%
Singapore Press Holdings Ltd.	26,000	85,739

Real Estate 1.1%
Ascendas REIT	2,967,000	5,400,336
CapitaLand Ltd.	41,000	98,257
CapitaMall Trust REIT	6,175,200	9,705,376
CapitaMalls Asia Ltd.	20,000	26,079
City Developments Ltd.	8,000	74,917
Global Logistic Properties Ltd.	933,000	1,677,891
Keppel Land Ltd.	11,000	30,214
UOL Group Ltd.	7,000	29,051

		17,042,121

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	2,000	74,831

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	123,000	352,657
StarHub Ltd.	1,821,000	5,601,557

		5,954,214

Transportation 1.0%
ComfortDelGro Corp., Ltd.	28,000	37,737
Hutchison Port Holdings Trust	78,000	59,141
Neptune Orient Lines Ltd. *	561,000	515,429
SATS Ltd.	2,741,000	5,667,249
SIA Engineering Co., Ltd.	2,182,000	7,135,661
Singapore Airlines Ltd.	8,331	70,517
SMRT Corp., Ltd.	1,379,553	1,803,924

		15,289,658

Utilities 0.2%
Hyflux Ltd.	2,671,000	2,968,143

		51,275,898

South Africa 0.8%

Capital Goods 0.1%
Bidvest Group Ltd.	59,590	1,426,085

Diversified Financials 0.1%
FirstRand Ltd.	491,905	1,639,727

Energy 0.1%
Sasol Ltd.	29,469	1,222,469

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	63,019	1,235,805

Food, Beverage & Tobacco 0.0%
Tiger Brands Ltd.	26,573	853,217

Health Care Equipment & Services 0.1%
Life Healthcare Group Holdings Pte Ltd.	245,973	996,697

Insurance 0.0%
Discovery Holdings Ltd.	108,067	705,208

Media 0.1%
Naspers Ltd., Class N	26,345	1,429,150

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	79,605	1,395,770

Retailing 0.1%
Mr. Price Group Ltd.	36,426	542,212
The Foschini Group Ltd.	40,283	692,917

		1,235,129

		12,139,257

Spain 1.3%

Banks 0.6%
Banco Bilbao Vizcaya Argentaria S.A.	74,064	482,836
Banco de Sabadell S.A.	32,225	61,365
Banco Popular Espanol S.A.	16,518	30,995
Banco Santander S.A.	1,411,134	8,544,220
Bankia S.A. *	12,989	12,712
CaixaBank	11,568	37,788

		9,169,916

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,274	35,850
Ferrovial S.A.	6,567	71,334
Zardoya Otis S.A.	2,201	24,494

		131,678

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	621,880	2,855,377

Energy 0.0%
Repsol S.A.	12,147	193,589

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	8,658	42,754

Food, Beverage & Tobacco 0.1%
Viscofan S.A.	18,594	851,566

Insurance 0.0%
Mapfre S.A.	11,544	20,991

Materials 0.0%
Acerinox S.A.	1,495	14,876

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	49,175	1,528,451

Retailing 0.3%
Inditex S.A.	43,468	4,473,716

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	4,972	107,359

Telecommunication Services 0.0%
Telefonica S.A.	64,074	726,806

Transportation 0.0%
Abertis Infraestructuras S.A.	5,664	69,911
International Consolidated Airlines Group S.A. *	13,910	34,744

		104,655

Utilities 0.0%
Acciona S.A.	381	16,575
Enagas S.A.	2,685	46,502
Gas Natural SDG S.A.	5,204	64,076
Iberdrola S.A.	62,546	226,543
Red Electrica Corp. S.A.	1,623	64,264

		417,960

		20,639,694

Sweden 1.7%

Banks 0.1%
Nordea Bank AB	40,968	381,490
Skandinaviska Enskilda Banken AB, A Shares	21,986	161,162
Svenska Handelsbanken AB, A Shares	7,591	263,211
Swedbank AB, A Shares	12,741	221,452

		1,027,315

Capital Goods 0.8%
Alfa Laval AB	5,063	87,549
Assa Abloy AB, B Shares	168,158	5,083,938

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Atlas Copco AB, A Shares	129,603	2,902,106
Atlas Copco AB, B Shares	22,250	444,361
Sandvik AB	15,586	216,111
Scania AB, B Shares	4,798	82,490
Skanska AB, B Shares	5,997	90,404
SKF AB, B Shares	6,116	126,139
Trelleborg AB, B Shares	269,850	2,775,082
Volvo AB, B Shares	21,880	269,222

		12,077,402

Commercial & Professional Supplies 0.2%
AF AB, B Shares	151,926	2,900,403
Securitas AB, B Shares	4,695	38,104

		2,938,507

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	41,969	949,303
Husqvarna AB, B Shares	6,685	34,089
JM AB	22,289	421,523

		1,404,915

Diversified Financials 0.0%
Industrivarden AB, C Shares	1,765	23,680
Investor AB, B Shares	7,103	147,860
Kinnevik Investment AB, B Shares	3,084	63,475
Ratos AB, B Shares	2,873	29,719

		264,734

Energy 0.1%
Lundin Petroleum AB *	38,041	804,766

Food, Beverage & Tobacco 0.1%
Swedish Match AB	40,572	1,707,384

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	15,312	710,806
Getinge AB, B Shares	88,165	2,520,811

		3,231,617

Materials 0.0%
Boliden AB	4,101	62,177
Holmen AB, B Shares	792	21,226
SSAB AB, A Shares	2,347	19,224
Svenska Cellulosa AB, B Shares	9,015	153,090

		255,717

Media 0.0%
Modern Times Group AB, B Shares	731	33,442

Retailing 0.0%
Hennes & Mauritz AB, B Shares	14,664	541,339

Technology Hardware & Equipment 0.1%
Axis Communications AB	14,499	371,007
Hexagon AB, B Shares	66,195	1,260,405
Telefonaktiebolaget LM Ericsson, B Shares	46,837	434,920

		2,066,332

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	78,572
TeliaSonera AB	33,575	221,899

		300,471

		26,653,941

Switzerland 8.0%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	44	22,436

Capital Goods 0.4%
ABB Ltd. - Reg’d *	168,986	2,938,064
Geberit AG - Reg’d *	13,375	2,622,140
Kaba Holding AG - Reg’d, Series B	2,913	1,066,629
Schindler Holding AG	729	85,120
Schindler Holding AG - Reg’d	323	37,838
Sulzer AG - Reg’d	360	46,431

		6,796,222

Commercial & Professional Supplies 0.7%
Adecco S.A. - Reg’d *	219,287	9,612,751
DKSH Holding Ltd. *	7,016	372,251
SGS S.A. - Reg’d	657	1,312,483

		11,297,485

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., Series A	118,814	6,722,612
The Swatch Group AG - Bearer Shares	479	189,894
The Swatch Group AG - Reg’d	651	45,356

		6,957,862

Consumer Services 0.0%
Orascom Development Holding AG	1,804	25,233

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d *	610,804	10,399,016
GAM Holding AG *	77,787	857,485
Julius Baer Group Ltd. *	3,257	116,339
Pargesa Holding S.A.	405	24,388
Partners Group Holding AG	6,884	1,255,803
UBS AG - Reg’d *	56,818	597,726

		13,250,757

Energy 1.2%
Noble Corp. *	261,200	9,664,400
Transocean Ltd.	82,483	3,865,090
Weatherford International Ltd. *	427,125	5,146,856

		18,676,346

Food, Beverage & Tobacco 1.7%
Aryzta AG *	17,342	860,822
Barry Callebaut AG - Reg’d *	27	24,370
Lindt & Spruengli AG *	15	46,417
Lindt & Spruengli AG - Reg’d *	2	71,582
Nestle S.A. - Reg’d	232,829	14,304,129
Nestle S.A. - Reg’d ADR	178,812	11,020,184

		26,327,504

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	737	69,574

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Straumann Holding AG - Reg’d	118	15,836

		85,410

Insurance 0.1%
Baloise Holding AG - Reg’d	712	46,981
Swiss Life Holding AG - Reg’d *	457	43,598
Swiss Re AG *	5,522	345,669
Zurich Insurance Group AG *	2,303	511,133

		947,381

Materials 1.2%
Clariant AG - Reg’d *	122,118	1,288,826
Givaudan S.A. - Reg’d *	4,651	4,520,122
Glencore International plc	425,339	2,127,195
Holcim Ltd. - Reg’d *	120,736	7,105,104
Sika AG	351	654,702
Syngenta AG - Reg’d	7,335	2,501,104

		18,197,053

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Actelion Ltd. - Reg’d *	1,659	75,657
Lonza Group AG - Reg’d *	754	34,008
Novartis AG - Reg’d	113,676	6,674,945
Novartis AG ADR	57,725	3,383,840
Roche Holding AG	15,329	2,714,391

		12,882,841

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	723	60,523

Semiconductors & Semiconductor Equipment 0.1%
Micronas Semiconductor Holding AG - Reg’d	86,079	872,658

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	146,018

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	71,510	8,126,013

		124,671,742

Taiwan 0.5%

Capital Goods 0.2%
AirTac International Group	311,000	1,556,606
CTCI Corp.	573,000	1,062,301
Hiwin Technologies Corp.	74,000	675,840

		3,294,747

Consumer Durables & Apparel 0.1%
Johnson Health Tech Co., Ltd.	461,000	1,216,472

Semiconductors & Semiconductor Equipment 0.1%
Radiant Opto-Electronics Corp.	572,000	2,219,470

Technology Hardware & Equipment 0.1%
Catcher Technology Co., Ltd.	120,490	575,565
Simplo Technology Co., Ltd.	106,700	598,607

		1,174,172

		7,904,861

Thailand 0.5%

Banks 0.1%
Kasikornbank PCL	261,800	1,463,820

Food & Staples Retailing 0.1%
CP ALL PCL	942,000	1,017,731

Food, Beverage & Tobacco 0.1%
Thai Union Frozen Products PCL	826,080	1,929,357

Media 0.0%
BEC World PCL	258,800	462,583

Retailing 0.1%
Home Product Center PCL	2,904,800	1,061,494

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	270,400	1,718,462

		7,653,447

Turkey 0.3%

Banks 0.1%
Turkiye Halk Bankasi A/S	116,947	1,000,243

Food & Staples Retailing 0.2%
BIM Birlesik Magazalar A/S	27,382	1,187,514
Bizim Toptan Satis Magazalari A/S	161,128	2,375,728

		3,563,242

		4,563,485

United Kingdom 19.4%

Automobiles & Components 0.0%
GKN plc	23,289	76,572

Banks 1.0%
Barclays plc	181,256	472,064
HSBC Holdings plc	279,980	2,338,984
Lloyds Banking Group plc *	21,310,635	10,107,596
Royal Bank of Scotland Group plc *	31,734	106,368
Standard Chartered plc	121,233	2,775,283

		15,800,295

Capital Goods 3.5%
Ashtead Group plc	1,563,840	6,165,644
BAE Systems plc	49,915	240,904
Balfour Beatty plc	10,304	46,685
Bodycote plc	676,912	3,479,479
Bunzl plc	70,550	1,229,324
Cobham plc	920,651	3,347,100
IMI plc	4,746	60,965
Interserve plc	548,522	2,790,761
Invensys plc	12,175	45,828
Meggitt plc	170,603	1,022,539
Melrose plc	18,513	63,866
Rolls-Royce Holdings plc *	323,394	4,298,782
Rotork plc	394,184	13,606,955
Smiths Group plc	211,185	3,522,865
Spirax-Sarco Engineering plc	122,966	3,777,325
The Weir Group plc	32,929	850,410
Ultra Electronics Holdings plc	217,762	5,002,198
Wolseley plc	150,016	5,395,553

		54,947,183

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 1.2%
Aggreko plc	42,492	1,356,296
Babcock International Group plc	312,372	4,194,174
Capita plc	10,322	114,748
CPP Group plc	846,461	524,214
De La Rue plc	434,063	6,934,635
G4S plc	64,753	251,540
Intertek Group plc	20,804	889,290
RPS Group plc	87,334	330,468
Serco Group plc	451,945	4,073,047

		18,668,412

Consumer Durables & Apparel 0.3%
Bellway plc	265,491	3,332,327
Burberry Group plc	6,834	133,837
The Berkeley Group Holdings plc *	72,994	1,561,661

		5,027,825

Consumer Services 0.6%
Carnival plc	2,747	92,141
Compass Group plc	29,081	311,946
Greene King plc	325,390	3,050,320
InterContinental Hotels Group plc	136,041	3,360,996
Millennium & Copthorne Hotels plc	225,567	1,689,987
TUI Travel plc	7,543	21,541
Whitbread plc	2,658	88,797

		8,615,728

Diversified Financials 1.0%
3i Group plc	14,557	47,500
Aberdeen Asset Management plc	1,213,815	4,906,325
Ashmore Group plc	288,930	1,462,585
ICAP plc	8,336	41,499
IG Group Holdings plc	106,519	748,268
Investec plc	8,046	47,408
Jupiter Fund Management plc	127,554	432,778
London Stock Exchange Group plc	2,950	44,710
Man Group plc	28,276	35,223
Schroders plc	360,395	7,235,157
Schroders plc, Non-Voting Shares	1,100	18,135

		15,019,588

Energy 1.0%
AMEC plc	118,660	2,070,674
BG Group plc	52,903	1,041,410
BP plc	295,189	1,960,034
Enquest plc *	689,767	1,215,213
John Wood Group plc	377,666	4,592,837
Ophir Energy plc *	51,361	468,196
Petrofac Ltd.	3,889	90,464
Royal Dutch Shell plc, A Shares	57,065	1,939,237
Tullow Oil plc	73,708	1,483,579

		14,861,644

Food & Staples Retailing 0.4%
J. Sainsbury plc	18,294	92,521
Tesco plc	1,235,680	6,152,447
WM Morrison Supermarkets plc	36,511	158,521

		6,403,489

Food, Beverage & Tobacco 1.9%
Associated British Foods plc	5,619	110,357
British American Tobacco plc	30,634	1,627,110
British American Tobacco plc ADR	76,850	8,146,868
Diageo plc	424,937	11,358,460
Diageo plc ADR	63,625	6,801,512
Imperial Tobacco Group plc	15,625	606,324
SABMiller plc	14,906	642,709
Tate & Lyle plc	7,497	77,442
Unilever plc	20,023	717,954

		30,088,736

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	142,871

Household & Personal Products 0.0%
Reckitt Benckiser Group plc	10,300	565,241

Insurance 0.9%
Admiral Group plc	3,040	51,963
Amlin plc	158,170	932,082
Aviva plc	44,994	206,036
Hiscox Ltd.	77,808	537,940
Lancashire Holdings Ltd.	265,668	3,252,932
Legal & General Group plc	91,272	181,680
Old Mutual plc	75,509	185,873
Prudential plc	224,235	2,668,359
Resolution Ltd.	21,377	68,833
RSA Insurance Group plc	52,853	89,947
St. James’s Place plc	75,598	406,152
Standard Life plc	36,765	139,005
Willis Group Holdings plc	131,400	4,859,172

		13,579,974

Materials 3.2%
Anglo American plc	20,538	608,635
Antofagasta plc	5,913	98,801
AZ Electronic Materials S.A.	1,147,653	5,063,198
BHP Billiton plc	32,910	959,619
Croda International plc	487,462	17,928,459
Elementis plc	304,217	1,000,085
Eurasian Natural Resources Corp.	3,862	23,666
Evraz plc	4,952	18,367
Fresnillo plc	2,689	61,047
Johnson Matthey plc	79,046	2,694,710
Kazakhmys plc	3,210	35,269
Lonmin plc	2,431	26,483
Randgold Resources Ltd.	1,346	120,986
Rexam plc	939,864	6,387,924
Rio Tinto plc	20,982	966,261
Rio Tinto plc ADR	161,150	7,446,741
Vedanta Resources plc	1,793	27,273
Victrex plc	279,241	5,542,400
Xstrata plc	31,973	422,517

		49,432,441

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.5%
British Sky Broadcasting Group plc	17,235	192,250
ITV plc	907,721	1,071,114
Pearson plc	125,703	2,353,375
Reed Elsevier plc	259,161	2,181,500
Rightmove plc	84,246	1,966,288
UBM plc	77,485	776,501

		8,541,028

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Abcam plc	154,369	978,426
Amarin Corp. plc *	11,261	131,866
AstraZeneca plc	19,895	929,138
BTG plc *	59,572	348,416
GlaxoSmithKline plc	111,545	2,566,622

		4,954,468

Real Estate 0.2%
British Land Co., plc	13,671	114,244
Capital Shopping Centers Group plc	8,375	42,140
Derwent London plc	28,809	878,011
Great Portland Estates plc	170,203	1,143,210
Hammerson plc	10,685	77,309
Land Securities Group plc	12,150	150,080
Segro plc	11,121	41,106
Shaftesbury plc	133,950	1,140,184

		3,586,284

Retailing 0.4%
Dunelm Group plc	85,895	750,784
Kingfisher plc	77,822	324,572
Marks & Spencer Group plc	24,746	129,113
Next plc	2,596	130,713
Ocado Group plc *	314,009	363,244
Signet Jewelers Ltd.	90,400	3,970,368
Sports Direct International plc *	57,209	258,052

		5,926,846

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings plc	262,441	2,270,259
Imagination Technologies Group plc *	220,422	1,726,096

		3,996,355

Software & Services 0.3%
Moneysupermarket.com Group plc	225,404	500,971
Telecity Group plc *	357,136	4,791,960
The Sage Group plc	19,846	89,245

		5,382,176

Technology Hardware & Equipment 1.7%
Diploma plc	525,288	3,424,786
Domino Printing Sciences plc	534,479	4,618,953
Halma plc	593,319	3,670,887
Laird plc	1,271,820	4,316,572
Spectris plc	352,201	8,516,344
TT Electronics plc	830,179	1,923,118

		26,470,660

Telecommunication Services 0.2%
BT Group plc	120,927	411,420
Inmarsat plc	6,807	52,342
Vodafone Group plc	774,969	2,217,911

		2,681,673

Utilities 0.5%
Centrica plc	80,473	399,430
National Grid plc	55,684	577,599
Pennon Group plc	178,280	2,144,260
Severn Trent plc	3,562	96,212
SSE plc	181,021	3,718,102
United Utilities Group plc	10,763	115,100

		7,050,703

		301,820,192

United States 0.4%

Energy 0.2%
Golar LNG Ltd.	77,337	2,989,848

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	14,600	960,242

Insurance 0.1%
PartnerRe Ltd.	26,425	1,914,227

		5,864,317

Total Common Stock
(Cost $1,312,582,801)		1,477,462,330

Preferred Stock 0.2% of net assets

Brazil 0.1%

Capital Goods 0.1%
Marcopolo S.A.	338,800	1,669,862

Germany 0.1%

Automobiles & Components 0.1%
Bayerische Motoren Werke AG	783	38,958
Porsche Automobil Holding SE	2,393	123,135
Volkswagen AG	2,252	383,228

		545,321

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	2,771	198,928

Media 0.0%
ProSiebenSat.1 Media AG	1,514	31,688

Utilities 0.0%
RWE AG	585	20,709

		796,646

Total Preferred Stock
(Cost $2,323,860)		2,466,508

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 3.5% of net assets

Money Market Fund 3.5%
State Street Institutional U.S. Government Money Market Fund	54,859,243	54,859,243

Total Other Investment Company
(Cost $54,859,243)		54,859,243

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bonds 0.1% of net assets

Brazil 0.0%
Lupatech S.A. (a)
6.50%, 04/15/18	226,000	56,515

Guernsey 0.1%
CSG Guernsey V Ltd.
4.00%, 03/29/13	873,000	894,192
4.00%, 03/29/13	1,180,000	1,208,645

		2,102,837

Total Corporate Bonds
(Cost $2,218,004)		2,159,352

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Santander S.A. (a)*	29	5

Total Rights
(Cost $5)		5

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.10%, 09/20/12 (b)(c)	150,000	149,979
0.09%, 09/20/12 (b)(c)	2,300,000	2,299,712
0.07%, 09/20/12 (b)(c)	960,000	959,907

Total Short-Term Investments
(Cost $3,409,598)		3,409,598

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $1,400,678,488 the unrealized appreciation and depreciation were $226,197,040 and ($86,518,492), respectively, with a net unrealized appreciation of $139,678,548.

At 07/31/12, the values of certain foreign securities held by the fund aggregating $1,212,573,633 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

ASX SPI 200 Index, Long, expires 09/20/12	1	111,054	4,121
Euro Stoxx 50 Index, Long, expires 09/21/12	11	315,081	20,459
FTSE 100 Index, Long, expires 09/21/12	4	351,575	6,676
Russell 2000 Index, mini, Long, expires 09/21/12	235	18,438,100	556,878
S&P 500 Index, e-mini, Long, expires 09/21/12	270	18,557,100	849,553
Topix Index, Long, expires 09/14/12	3	281,856	5,921

Net unrealized gains			1,443,608

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

09/19/2012	Barclays Bank PLC	AUD	18,900	USD	19,775	(13)
09/19/2012	Citibank N.A.	AUD	64,806	USD	67,806	3,707
12/19/2012	State Street Bank & Trust Co.	CHF	4,000,000	USD	4,113,604	8,092
09/19/2012	Royal Bank of Scotland PLC	EUR	190,260	USD	234,228	(4,386)
09/19/2012	Barclays Bank PLC	GBP	12,000	USD	18,814	—
09/19/2012	Barclays Bank PLC	GBP	122,742	USD	192,436	1,459
09/19/2012	Citibank N.A.	JPY	3,675,200	USD	47,066	812
09/19/2012	Barclays Bank PLC	JPY	1,757,000	USD	22,501	(2)
09/19/2012	Standard Chartered Bank	JPY	12,047,196	USD	154,282	2,251
09/19/2012	State Street Bank & Trust Co.	JPY	242,000,000	USD	3,099,174	74,250
09/19/2012	State Street Bank & Trust Co.	JPY	460,000,000	USD	5,890,992	(62,929)
09/19/2012	State Street Bank & Trust Co.	JPY	650,000,000	USD	8,324,229	(62,868)
10/31/2012	State Street Bank London	USD	7,543,346	AUD	7,236,500	(118,262)
03/20/2013	State Street Bank & Trust Co.	USD	8,851,574	AUD	8,590,000	(385,699)
12/19/2012	State Street Bank & Trust Co.	USD	24,887,305	CHF	24,200,000	1,702,887
09/19/2012	Barclays Bank PLC	USD	58,108	EUR	47,200	9
09/19/2012	State Street Bank & Trust Co.	USD	3,457,756	JPY	270,000,000	101,385
09/19/2012	State Street Bank & Trust Co.	USD	4,738,407	JPY	370,000,000	108,522
09/19/2012	State Street Bank & Trust Co.	USD	39,572,102	JPY	3,090,000,000	1,005,705
09/20/2012	State Street Bank & Trust Co.	USD	2,864,875	JPY	223,702,000	(61,803)
09/20/2012	State Street Bank & Trust Co.	USD	2,861,545	JPY	223,442,000	(39,096)
10/31/2012	State Street Bank London	USD	5,514,514	NZD	6,851,000	(117,845)
09/19/2012	State Street Bank & Trust Co.	USD	1,518,935	SEK	10,350,000	(34,745)

Net unrealized gains on Forward Foreign Currency Exchange Contracts						2,121,431

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$342,439,323	$—	$342,439,323
Australia(a)	—	39,635,708	—	39,635,708
Materials	9,315,794	16,303,357	—	25,619,151
Belgium(a)	—	2,204,550	—	2,204,550
Telecommunication Services	13,883	102,536	—	116,419
Bermuda(a)	1,978,197	—	—	1,978,197
Brazil(a)	19,572,529	—	—	19,572,529
Canada(a)	93,784,083	—	—	93,784,083
Chile(a)	4,850,408	—	—	4,850,408
China(a)	—	11,772,084	—	11,772,084
Pharmaceuticals, Biotechnology & Life Sciences	266,777	—	—	266,777
Semiconductors & Semiconductor Equipment	377,420	—	—	377,420
Technology Hardware & Equipment	206,809	—	—	206,809
Colombia(a)	2,200,338	—	—	2,200,338
Cyprus
Transportation	—	285,193	119,773	404,966
Germany(a)	—	85,280,199	—	85,280,199
Materials	5,590,470	14,627,857	—	20,218,327
Real Estate	1,524,880	1,142,279	—	2,667,159
Greece(a)	—	20,118	—	20,118
Food, Beverage & Tobacco	58,228	—	—	58,228
Hong Kong(a)	—	28,550,609	—	28,550,609
Consumer Services	342,821	321,814	—	664,635
Technology Hardware & Equipment	—	5,320,349	40,435	5,360,784
India(a)	—	16,435,457	—	16,435,457
Real Estate	227,009	—	—	227,009
Ireland(a)	—	9,975,962	—	9,975,962
Capital Goods	10,299,576	—	—	10,299,576
Food, Beverage & Tobacco	104,065	3,389,964	—	3,494,029
Pharmaceuticals, Biotechnology & Life Sciences	434,754	1,412,829	—	1,847,583
Israel(a)	—	845,722	—	845,722
Semiconductors & Semiconductor Equipment	7,631,186	—	—	7,631,186
Software & Services	1,843,814	32,386	—	1,876,200
Japan(a)	—	191,336,664	—	191,336,664
Media	34,944	698,408	—	733,352

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Luxembourg(a)	$—	$899,350	$—	$899,350
Energy	6,461,726	1,996,429	—	8,458,155
Mexico(a)	3,405,309	—	—	3,405,309
Netherlands(a)	—	34,745,535	—	34,745,535
Energy	13,840,527	7,379,976	—	21,220,503
Food, Beverage & Tobacco	1,763,487	10,709,741	—	12,473,228
Software & Services	1,737,101	—	—	1,737,101
Nigeria(a)	398,820	—	—	398,820
Norway(a)	—	18,313,620	—	18,313,620
Materials	670,098	195,577	—	865,675
Transportation	814	417,624	—	418,438
Panama(a)	769,873	—	—	769,873
Peru(a)	795,464	—	—	795,464
Switzerland(a)	—	55,487,566	—	55,487,566
Commercial & Professional Supplies	372,251	10,925,234	—	11,297,485
Energy	18,415,808	260,538	—	18,676,346
Food, Beverage & Tobacco	11,020,184	15,307,320	—	26,327,504
Pharmaceuticals, Biotechnology & Life Sciences	3,383,840	9,499,001	—	12,882,841
Thailand(a)	—	1,463,820	—	1,463,820
Food & Staples Retailing	1,017,731	—	—	1,017,731
Food, Beverage & Tobacco	1,929,357	—	—	1,929,357
Media	462,583	—	—	462,583
Retailing	1,061,494	—	—	1,061,494
Telecommunication Services	1,718,462	—	—	1,718,462
United Kingdom(a)	—	179,169,315	—	179,169,315
Commercial & Professional Supplies	524,214	18,144,198	—	18,668,412
Food, Beverage & Tobacco	14,948,380	15,140,356	—	30,088,736
Insurance	4,859,172	8,720,802	—	13,579,974
Materials	7,446,741	41,985,700	—	49,432,441
Pharmaceuticals, Biotechnology & Life Sciences	131,866	4,822,602	—	4,954,468
Retailing	3,970,368	1,956,478	—	5,926,846
United States(a)	5,864,317	—	—	5,864,317
Preferred Stock(a)	—	796,646	—	796,646
Brazil	1,669,862	—	—	1,669,862
Other Investment Company(a)	54,859,243	—	—	54,859,243
Rights(a)	—	—	5	5
Corporate Bonds(a)	—	2,102,837	—	2,102,837
Brazil	—	—	56,515	56,515
Short-Term Investments(a)	—	3,409,598	—	3,409,598

Total	$324,157,077	$1,215,983,231	$216,728	$1,540,357,036

Other Financial Instruments
Futures Contracts*	$1,443,608	$—	$—	$1,443,608
Forward Foreign Currency Exchange Contracts*	3,009,079	—	—	3,009,079

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Forward Foreign Currency Exchange Contracts*	($887,648)	$—	$—	($887,648)

*	Futures contracts and forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	October 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
Cyprus	$—	$—	$—	$—	$119,773	$—	$—	$—	$119,773
Hong Kong	82,530	—	—	(42,095)	—	—	—	—	40,435
United Kingdom	27,850	—	(496)	(147)	—	(27,207)	—	—	—
Corporate Bonds
Brazil	67,455	(229)	—	(10,711)	—	—	—	—	56,515
Rights
Spain	—	—	—	—	253,835	(253,830)	—	—	5

Total	$177,835	($229)	($496)	($52,953)	$373,608	($281,037)	$—	$—	$216,728

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $9,463,260 from Level 1 to Level 2 for the period ended July 31, 2012. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund as discussed above. There were no transfers in or out of Level 3 securities during the period.

On July 31, 2012, the fund had open forward foreign currency exchange contracts and equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets or as a substitute for investing directly in an underlying asset. The primary risk associated with investing in futures is market risk. The fund also invests in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forward foreign currency exchange contracts is currency risk.

REG46830JUL12

Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	9,158,161,328	12,108,058,253
1.6%		Short-Term Investments	193,021,480	193,021,480

100.1%		Total Investments	9,351,182,808	12,301,079,733
0.2%		Collateral Invested for Securities on Loan	27,569,833	27,569,833
(0	.3)%	Other Assets and Liabilities, Net		(35,276,615)

100.0%		Net Assets		12,293,372,951

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Automobiles & Components 0.6%
BorgWarner, Inc. *	111,000	7,448,100
Ford Motor Co.	3,682,797	34,029,044
Harley-Davidson, Inc.	231,470	10,006,448
Johnson Controls, Inc.	649,059	15,999,305
The Goodyear Tire & Rubber Co. *	233,336	2,671,697

		70,154,594

Banks 3.0%
BB&T Corp.	692,113	21,711,585
Comerica, Inc.	188,270	5,687,637
Fifth Third Bancorp	904,029	12,493,681
First Horizon National Corp.	238,860	1,965,818
Hudson City Bancorp, Inc.	481,992	3,060,649
Huntington Bancshares, Inc.	821,893	5,108,065
KeyCorp	941,198	7,510,760
M&T Bank Corp.	121,098	10,395,052
People’s United Financial, Inc.	343,300	3,934,218
PNC Financial Services Group, Inc.	506,278	29,921,030
Regions Financial Corp.	1,354,945	9,430,417
SunTrust Banks, Inc.	501,716	11,865,583
U.S. Bancorp	1,872,428	62,726,338
Wells Fargo & Co.	5,161,809	174,520,762
Zions Bancorp	174,698	3,179,504

		363,511,099

Capital Goods 7.7%
3M Co.	667,919	60,934,250
Caterpillar, Inc.	633,662	53,360,677
Cooper Industries plc	154,700	11,119,836
Cummins, Inc.	182,562	17,507,696
Danaher Corp.	560,074	29,577,508
Deere & Co.	395,286	30,365,871
Dover Corp.	174,270	9,492,487
Eaton Corp.	338,678	14,847,644
Emerson Electric Co.	713,815	34,098,943
Fastenal Co.	283,398	12,220,122
Flowserve Corp.	50,100	6,010,998
Fluor Corp.	160,582	7,961,656
General Dynamics Corp.	350,260	22,220,494
General Electric Co.	10,292,052	213,560,079
Honeywell International, Inc.	756,829	43,933,923
Illinois Tool Works, Inc.	466,036	25,324,396
Ingersoll-Rand plc	300,000	12,723,000
Jacobs Engineering Group, Inc. *	119,534	4,610,426
Joy Global, Inc.	100,000	5,194,000
L-3 Communications Holdings, Inc.	105,783	7,498,957
Lockheed Martin Corp.	257,891	23,021,930
Masco Corp.	347,388	4,179,078
Northrop Grumman Corp.	242,467	16,051,315
PACCAR, Inc.	343,250	13,733,432
Pall Corp.	107,030	5,716,472
Parker Hannifin Corp.	155,336	12,476,588
Precision Castparts Corp.	139,327	21,673,708
Quanta Services, Inc. *	231,900	5,331,381
Raytheon Co.	331,388	18,385,406
Rockwell Automation, Inc.	132,521	8,926,615
Rockwell Collins, Inc.	147,405	7,454,271
Roper Industries, Inc.	97,200	9,666,540
Snap-on, Inc.	58,282	3,950,354
Stanley Black & Decker, Inc.	157,781	10,553,971
Textron, Inc.	259,904	6,770,499
The Boeing Co.	727,654	53,780,907
Tyco International Ltd.	454,200	24,953,748
United Technologies Corp.	888,535	66,142,545
W.W. Grainger, Inc.	57,927	11,865,187
Xylem, Inc.	173,800	4,167,724

		951,364,634

Commercial & Professional Supplies 0.5%
Avery Dennison Corp.	103,076	3,173,710
Cintas Corp.	111,376	4,413,831
Equifax, Inc.	119,661	5,604,921
Iron Mountain, Inc.	190,400	6,132,784
Pitney Bowes, Inc. (b)	196,591	2,626,456
R.R. Donnelley & Sons Co. (b)	194,869	2,361,812
Republic Services, Inc.	299,934	8,677,091
Robert Half International, Inc.	123,342	3,331,468
Stericycle, Inc. *	80,700	7,492,995
The Dun & Bradstreet Corp.	46,500	3,728,835
Waste Management, Inc.	454,916	15,649,110

		63,193,013

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.9%
Coach, Inc.	278,728	13,749,652
D.R. Horton, Inc.	260,616	4,594,660
Fossil, Inc. *	50,000	3,584,500
Harman International Industries, Inc.	64,756	2,612,905
Hasbro, Inc.	107,917	3,865,587
Leggett & Platt, Inc.	157,894	3,659,983
Lennar Corp., Class A	151,118	4,414,157
Mattel, Inc.	321,294	11,299,910
Newell Rubbermaid, Inc.	276,450	4,879,342
NIKE, Inc., Class B	354,362	33,079,693
PulteGroup, Inc. *	328,586	3,713,022
Ralph Lauren Corp.	62,826	9,068,305
VF Corp.	83,891	12,524,926
Whirlpool Corp.	76,122	5,142,802

		116,189,444

Consumer Services 1.8%
Apollo Group, Inc., Class A *	109,790	2,986,288
Carnival Corp.	433,221	14,417,595
Chipotle Mexican Grill, Inc. *	30,000	8,769,900
Darden Restaurants, Inc.	128,248	6,563,733
DeVry, Inc.	57,700	1,132,651
H&R Block, Inc.	286,205	4,616,487
International Game Technology	280,660	3,177,071
Marriott International, Inc., Class A	267,172	9,730,404
McDonald’s Corp.	983,838	87,915,764
Starbucks Corp.	736,762	33,360,583
Starwood Hotels & Resorts Worldwide, Inc.	192,168	10,405,897
Wyndham Worldwide Corp.	148,464	7,727,551
Wynn Resorts Ltd.	74,700	7,003,125
Yum! Brands, Inc.	444,985	28,852,827

		226,659,876

Diversified Financials 5.4%
American Express Co.	990,741	57,175,663
Ameriprise Financial, Inc.	215,714	11,156,728
Bank of America Corp.	10,433,211	76,579,769
BlackRock, Inc.	123,700	21,061,162
Capital One Financial Corp.	563,774	31,847,593
Citigroup, Inc.	2,828,847	76,746,619
CME Group, Inc.	317,685	16,554,565
Discover Financial Services	524,873	18,874,433
E*TRADE Financial Corp. *	243,719	1,859,576
Federated Investors, Inc., Class B (b)	76,906	1,546,580
Franklin Resources, Inc.	139,335	16,016,558
IntercontinentalExchange, Inc. *	67,958	8,917,449
Invesco Ltd.	436,147	9,651,933
JPMorgan Chase & Co.	3,687,331	132,743,916
Legg Mason, Inc.	143,998	3,530,831
Leucadia National Corp.	177,151	3,840,634
Moody’s Corp.	188,529	7,641,080
Morgan Stanley	1,462,254	19,974,390
Northern Trust Corp.	225,818	10,252,137
NYSE Euronext	245,500	6,255,340
SLM Corp.	494,418	7,905,744
State Street Corp.	466,026	18,818,130
T. Rowe Price Group, Inc.	243,179	14,773,124
The Bank of New York Mellon Corp.	1,163,073	24,750,194
The Charles Schwab Corp. (a)	1,085,681	13,712,151
The Goldman Sachs Group, Inc.	484,569	48,893,012
The NASDAQ OMX Group, Inc.	119,900	2,721,730

		663,801,041

Energy 11.0%
Alpha Natural Resources, Inc. *	196,430	1,376,974
Anadarko Petroleum Corp.	478,509	33,227,665
Apache Corp.	379,606	32,691,669
Baker Hughes, Inc.	419,963	19,452,686
Cabot Oil & Gas Corp.	199,600	8,421,124
Cameron International Corp. *	234,100	11,768,207
Chesapeake Energy Corp.	635,866	11,966,998
Chevron Corp.	1,915,034	209,849,426
ConocoPhillips	1,242,590	67,646,599
CONSOL Energy, Inc.	212,018	6,144,282
Denbury Resources, Inc. *	377,200	5,703,264
Devon Energy Corp.	387,858	22,930,165
Diamond Offshore Drilling, Inc.	65,300	4,271,926
Ensco plc, Class A	224,500	12,197,085
EOG Resources, Inc.	267,306	26,198,661
EQT Corp.	140,100	7,901,640
Exxon Mobil Corp.	4,542,341	394,502,316
FMC Technologies, Inc. *	230,000	10,377,600
Halliburton Co.	912,468	30,230,065
Helmerich & Payne, Inc.	118,300	5,500,950
Hess Corp.	293,240	13,829,198
Kinder Morgan, Inc.	480,544	17,208,281
Marathon Oil Corp.	670,652	17,752,158
Marathon Petroleum Corp.	335,326	15,860,920
Murphy Oil Corp.	184,892	9,921,305
Nabors Industries Ltd. *	287,890	3,984,398
National Oilwell Varco, Inc.	415,524	30,042,385
Newfield Exploration Co. *	120,000	3,663,600
Noble Corp. *	258,800	9,575,600
Noble Energy, Inc.	167,684	14,660,612
Occidental Petroleum Corp.	786,450	68,444,743
Peabody Energy Corp.	261,564	5,461,456
Phillips 66	621,295	23,360,692
Pioneer Natural Resources Co.	119,800	10,617,874
QEP Resources, Inc.	162,691	4,885,611
Range Resources Corp.	150,900	9,446,340
Rowan Cos. plc, Class A *	126,263	4,435,619
Schlumberger Ltd.	1,293,715	92,190,131
Southwestern Energy Co. *	326,100	10,842,825
Spectra Energy Corp.	617,509	18,951,351
Sunoco, Inc.	109,001	5,252,758
Tesoro Corp. *	164,807	4,556,914
The Williams Cos., Inc.	605,998	19,264,676
Valero Energy Corp.	549,440	15,109,600
WPX Energy, Inc. *	182,099	2,904,479

		1,354,582,828

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	420,492	40,442,921

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CVS Caremark Corp.	1,258,851	56,963,008
Safeway, Inc. (b)	210,296	3,270,103
Sysco Corp.	563,357	16,557,062
The Kroger Co.	562,047	12,460,582
Wal-Mart Stores, Inc.	1,687,102	125,571,002
Walgreen Co.	838,911	30,502,804
Whole Foods Market, Inc.	155,816	14,300,792

		300,068,274

Food, Beverage & Tobacco 6.5%
Altria Group, Inc.	1,982,091	71,295,813
Archer-Daniels-Midland Co.	633,199	16,520,162
Beam, Inc.	161,179	10,134,935
Brown-Forman Corp., Class B	94,128	8,806,616
Campbell Soup Co.	168,411	5,576,088
Coca-Cola Enterprises, Inc.	295,862	8,674,674
ConAgra Foods, Inc.	401,749	9,919,183
Constellation Brands, Inc., Class A *	175,065	4,938,584
Dean Foods Co. *	154,970	1,916,979
Dr Pepper Snapple Group, Inc.	203,200	9,261,856
General Mills, Inc.	634,980	24,573,726
H.J. Heinz Co.	303,643	16,764,130
Hormel Foods Corp.	119,300	3,329,663
Kellogg Co.	234,434	11,182,502
Kraft Foods, Inc., Class A	1,715,154	68,108,765
Lorillard, Inc.	129,697	16,684,222
McCormick & Co., Inc. - Non Voting Shares	132,602	8,072,810
Mead Johnson Nutrition Co.	205,300	14,978,688
Molson Coors Brewing Co., Class B	147,030	6,222,309
Monster Beverage Corp. *	148,900	9,897,383
PepsiCo, Inc.	1,517,163	110,343,265
Philip Morris International, Inc.	1,665,946	152,334,102
Reynolds American, Inc.	327,596	15,157,867
The Coca-Cola Co.	2,199,028	177,681,462
The Hershey Co.	145,128	10,411,483
The JM Smucker Co.	106,275	8,161,920
Tyson Foods, Inc., Class A	277,090	4,159,121

		805,108,308

Health Care Equipment & Services 3.7%
Aetna, Inc.	347,780	12,540,947
AmerisourceBergen Corp.	247,246	9,815,666
Baxter International, Inc.	538,489	31,506,991
Becton, Dickinson & Co.	202,390	15,322,947
Boston Scientific Corp. *	1,434,274	7,415,197
C.R. Bard, Inc.	84,773	8,245,022
Cardinal Health, Inc.	330,733	14,251,285
CareFusion Corp. *	207,066	5,054,481
Cerner Corp. *	137,400	10,156,608
Cigna Corp.	274,508	11,057,182
Coventry Health Care, Inc.	138,985	4,632,370
Covidien plc	462,400	25,838,912
DaVita, Inc. *	90,400	8,897,168
DENTSPLY International, Inc.	132,400	4,811,416
Edwards Lifesciences Corp. *	115,800	11,718,960
Express Scripts Holding Co. *	776,295	44,978,532
Humana, Inc.	159,403	9,819,225
Intuitive Surgical, Inc. *	37,800	18,200,700
Laboratory Corp. of America Holdings *	89,691	7,542,116
McKesson Corp.	234,575	21,282,990
Medtronic, Inc.	1,007,839	39,729,013
Patterson Cos., Inc.	67,847	2,313,583
Quest Diagnostics, Inc.	148,280	8,664,000
St. Jude Medical, Inc.	319,387	11,932,298
Stryker Corp.	317,640	16,526,809
Tenet Healthcare Corp. *	451,617	2,086,471
UnitedHealth Group, Inc.	1,011,410	51,672,937
Varian Medical Systems, Inc. *	110,706	6,042,334
WellPoint, Inc.	321,329	17,123,623
Zimmer Holdings, Inc.	177,223	10,443,751

		449,623,534

Household & Personal Products 2.3%
Avon Products, Inc.	423,620	6,561,874
Colgate-Palmolive Co.	459,397	49,320,862
Kimberly-Clark Corp.	387,795	33,703,263
The Clorox Co.	127,857	9,296,482
The Estee Lauder Cos., Inc., Class A	215,852	11,306,328
The Procter & Gamble Co.	2,664,990	171,998,455

		282,187,264

Insurance 3.5%
ACE Ltd.	321,700	23,644,950
Aflac, Inc.	445,773	19,515,942
American International Group, Inc. *	604,577	18,905,123
Aon plc	311,450	15,323,340
Assurant, Inc.	89,346	3,235,219
Berkshire Hathaway, Inc., Class B *	1,703,130	144,493,549
Cincinnati Financial Corp.	155,203	5,872,881
Genworth Financial, Inc., Class A *	496,064	2,500,162
Hartford Financial Services Group, Inc.	413,495	6,801,993
Lincoln National Corp.	294,671	5,908,154
Loews Corp.	286,616	11,347,127
Marsh & McLennan Cos., Inc.	541,179	17,972,555
MetLife, Inc.	1,027,077	31,603,159
Principal Financial Group, Inc.	307,867	7,878,316
Prudential Financial, Inc.	451,431	21,795,089
The Allstate Corp.	502,110	17,222,373
The Chubb Corp.	267,893	19,473,142
The Progressive Corp.	590,520	11,656,865
The Travelers Cos., Inc.	377,260	23,635,339
Torchmark Corp.	95,511	4,751,672
Unum Group	276,440	5,221,952
XL Group plc	312,199	6,446,909

		425,205,811

Materials 3.3%
Air Products & Chemicals, Inc.	203,601	16,375,628
Airgas, Inc.	62,700	4,973,364
Alcoa, Inc.	996,064	8,436,662

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allegheny Technologies, Inc.	101,170	3,038,135
Ball Corp.	152,738	6,347,791
Bemis Co., Inc.	88,735	2,728,601
CF Industries Holdings, Inc.	66,225	12,964,206
Cliffs Natural Resources, Inc.	136,800	5,593,752
E.I. du Pont de Nemours & Co.	902,304	44,844,509
Eastman Chemical Co.	130,816	6,839,060
Ecolab, Inc.	284,528	18,622,358
FMC Corp.	134,200	7,340,740
Freeport-McMoran Copper & Gold, Inc.	927,140	31,216,804
International Flavors & Fragrances, Inc.	71,843	4,004,529
International Paper Co.	419,089	13,750,310
MeadWestvaco Corp.	155,750	4,423,300
Monsanto Co.	521,800	44,676,516
Newmont Mining Corp.	490,946	21,832,369
Nucor Corp.	312,900	12,265,680
Owens-Illinois, Inc. *	157,500	2,905,875
PPG Industries, Inc.	153,048	16,752,634
Praxair, Inc.	287,779	29,859,949
Sealed Air Corp.	183,368	2,970,562
Sigma-Aldrich Corp.	116,454	8,058,617
The Dow Chemical Co.	1,161,135	33,417,465
The Mosaic Co.	283,200	16,456,752
The Sherwin-Williams Co.	88,636	11,908,247
Titanium Metals Corp.	82,800	965,448
United States Steel Corp. (b)	134,613	2,779,758
Vulcan Materials Co.	123,471	4,783,267

		401,132,888

Media 3.4%
Cablevision Systems Corp., Class A	220,000	3,374,800
CBS Corp., Class B - Non Voting Shares	633,936	21,211,499
Comcast Corp., Class A	2,601,964	84,693,928
DIRECTV, Class A *	649,102	32,234,405
Discovery Communications, Inc., Class A *	255,000	12,910,650
Gannett Co., Inc.	207,114	2,922,379
News Corp., Class A	2,065,801	47,554,739
Omnicom Group, Inc.	257,747	12,933,744
Scripps Networks Interactive, Class A	91,193	4,910,743
The Interpublic Group of Cos., Inc.	454,565	4,486,557
The McGraw-Hill Cos., Inc.	266,867	12,532,074
The Walt Disney Co.	1,735,183	85,266,893
The Washington Post Co., Class B	5,369	1,817,406
Time Warner Cable, Inc.	311,201	26,430,301
Time Warner, Inc.	930,674	36,407,967
Viacom Inc., Class B	509,353	23,791,879

		413,479,964

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Abbott Laboratories	1,529,086	101,393,693
Agilent Technologies, Inc.	333,666	12,776,071
Alexion Pharmaceuticals, Inc. *	186,600	19,565,010
Allergan, Inc.	298,758	24,519,069
Amgen, Inc.	760,959	62,855,213
Biogen Idec, Inc. *	231,991	33,831,248
Bristol-Myers Squibb Co.	1,634,364	58,183,358
Celgene Corp. *	421,213	28,836,242
Eli Lilly & Co.	988,023	43,502,653
Forest Laboratories, Inc. *	277,864	9,322,337
Gilead Sciences, Inc. *	733,575	39,855,130
Hospira, Inc. *	157,282	5,465,550
Johnson & Johnson	2,667,725	184,659,924
Life Technologies Corp. *	173,435	7,610,328
Merck & Co., Inc.	2,940,314	129,873,669
Mylan, Inc. *	404,751	9,321,416
PerkinElmer, Inc.	105,660	2,699,613
Perrigo Co.	95,800	10,923,116
Pfizer, Inc.	7,293,833	175,343,745
Thermo Fisher Scientific, Inc.	353,637	19,686,972
Waters Corp. *	92,152	7,139,937
Watson Pharmaceuticals, Inc. *	125,746	9,786,811

		997,151,105

Real Estate 2.2%
American Tower Corp.	377,000	27,260,870
Apartment Investment & Management Co., Class A	127,314	3,492,223
AvalonBay Communities, Inc.	90,399	13,296,789
Boston Properties, Inc.	139,976	15,523,338
CBRE Group, Inc., Class A *	307,440	4,789,915
Equity Residential	288,222	18,247,335
HCP, Inc.	398,000	18,789,580
Health Care REIT, Inc.	201,900	12,564,237
Host Hotels & Resorts, Inc.	669,511	9,828,422
Kimco Realty Corp.	378,159	7,370,319
Plum Creek Timber Co., Inc.	158,777	6,444,759
ProLogis, Inc.	461,289	14,913,473
Public Storage	143,278	21,341,258
Simon Property Group, Inc.	297,753	47,786,379
Ventas, Inc.	289,700	19,482,325
Vornado Realty Trust REIT	178,456	14,901,076
Weyerhaeuser Co.	510,240	11,914,104

		267,946,402

Retailing 3.9%
Abercrombie & Fitch Co., Class A	78,745	2,661,581
Amazon.com, Inc. *	350,580	81,790,314
AutoNation, Inc. (b)*	40,833	1,610,045
AutoZone, Inc. *	27,098	10,167,983
Bed Bath & Beyond, Inc. *	226,869	13,827,666
Best Buy Co., Inc.	296,557	5,364,716
Big Lots, Inc. *	72,567	2,939,689
CarMax, Inc. *	207,800	5,783,074
Dollar Tree, Inc. *	230,600	11,608,404
Expedia, Inc.	95,113	5,420,490
Family Dollar Stores, Inc.	108,430	7,165,054
GameStop Corp., Class A (b)	146,800	2,351,736
Genuine Parts Co.	147,638	9,453,261
J.C. Penney Co., Inc. (b)	153,021	3,444,503
Kohl’s Corp.	243,310	12,097,373
Limited Brands, Inc.	227,535	10,819,289

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lowe’s Cos., Inc.	1,142,988	28,997,606
Macy’s, Inc.	399,926	14,333,348
Netflix, Inc. (b)*	58,300	3,314,355
Nordstrom, Inc.	151,296	8,191,166
O’Reilly Automotive, Inc. *	121,200	10,391,688
Priceline.com, Inc. *	47,538	31,457,796
Ross Stores, Inc.	212,000	14,085,280
Sears Holdings Corp. (b)*	44,826	2,218,439
Staples, Inc.	653,469	8,325,195
Target Corp.	642,708	38,980,240
The Gap, Inc.	325,062	9,586,078
The Home Depot, Inc.	1,491,550	77,829,079
The TJX Cos., Inc.	716,106	31,709,174
Tiffany & Co.	116,328	6,389,897
TripAdvisor, Inc. *	95,113	3,558,177
Urban Outfitters, Inc. *	111,100	3,394,105

		479,266,801

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. *	559,039	2,269,698
Altera Corp.	304,846	10,806,791
Analog Devices, Inc.	296,254	11,577,606
Applied Materials, Inc.	1,262,472	13,748,320
Broadcom Corp., Class A *	470,818	15,951,314
First Solar, Inc. (b)*	47,800	742,812
Intel Corp.	4,887,005	125,596,029
KLA-Tencor Corp.	160,681	8,180,270
Lam Research Corp. *	199,374	6,860,459
Linear Technology Corp.	214,968	6,932,718
LSI Corp. *	573,376	3,956,294
Microchip Technology, Inc.	178,623	5,962,436
Micron Technology, Inc. *	940,775	5,842,213
NVIDIA Corp. *	601,582	8,145,420
Teradyne, Inc. *	168,449	2,477,885
Texas Instruments, Inc.	1,109,254	30,216,079
Xilinx, Inc.	269,163	8,720,881

		267,987,225

Software & Services 9.3%
Accenture plc, Class A	621,200	37,458,360
Adobe Systems, Inc. *	495,676	15,306,475
Akamai Technologies, Inc. *	169,341	5,957,416
Autodesk, Inc. *	214,381	7,271,803
Automatic Data Processing, Inc.	470,873	26,627,868
BMC Software, Inc. *	162,339	6,428,624
CA, Inc.	370,925	8,928,165
Citrix Systems, Inc. *	176,408	12,821,333
Cognizant Technology Solutions Corp., Class A *	289,448	16,431,963
Computer Sciences Corp.	144,040	3,546,265
eBay, Inc. *	1,126,469	49,902,577
Electronic Arts, Inc. *	305,892	3,370,930
Fidelity National Information Services, Inc.	232,234	7,301,437
Fiserv, Inc. *	132,652	9,302,885
Google, Inc., Class A *	247,020	156,356,249
International Business Machines Corp.	1,121,090	219,711,218
Intuit, Inc.	284,809	16,524,618
MasterCard, Inc., Class A	104,000	45,403,280
Microsoft Corp.	7,262,731	214,032,683
Oracle Corp.	3,786,586	114,354,897
Paychex, Inc.	305,065	9,972,575
Red Hat, Inc. *	194,100	10,415,406
SAIC, Inc.	252,000	2,915,640
Salesforce.com, Inc. *	130,527	16,232,338
Symantec Corp. *	692,550	10,907,663
Teradata Corp. *	161,371	10,911,907
Total System Services, Inc.	177,100	4,188,415
VeriSign, Inc. *	149,825	6,655,226
Visa, Inc., Class A	483,700	62,431,159
Western Union Co.	630,625	10,991,794
Yahoo!, Inc. *	1,162,255	18,410,119

		1,141,071,288

Technology Hardware & Equipment 8.0%
Amphenol Corp., Class A	161,800	9,526,784
Apple, Inc. *	908,340	554,777,738
Cisco Systems, Inc.	5,241,228	83,597,587
Corning, Inc.	1,500,787	17,123,980
Dell, Inc. *	1,453,085	17,262,650
EMC Corp. *	2,039,645	53,459,096
F5 Networks, Inc. *	74,000	6,910,120
FLIR Systems, Inc.	149,700	3,061,365
Harris Corp.	129,300	5,385,345
Hewlett-Packard Co.	1,919,608	35,013,650
Jabil Circuit, Inc.	170,686	3,703,886
JDS Uniphase Corp. *	191,981	1,889,093
Juniper Networks, Inc. *	491,565	8,617,134
Lexmark International, Inc., Class A	83,508	1,460,555
Molex, Inc.	126,666	3,181,850
Motorola Solutions, Inc.	282,922	13,676,449
NetApp, Inc. *	345,174	11,276,835
QUALCOMM, Inc.	1,665,165	99,377,047
SanDisk Corp. *	229,524	9,440,322
Seagate Technology plc	367,000	11,017,340
TE Connectivity Ltd.	416,600	13,751,966
Western Digital Corp. *	223,300	8,880,641
Xerox Corp.	1,284,866	8,904,121

		981,295,554

Telecommunication Services 3.3%
AT&T, Inc.	5,695,136	215,959,557
CenturyLink, Inc.	613,843	25,499,038
Crown Castle International Corp. *	250,500	15,500,940
Frontier Communications Corp. (b)	937,945	3,676,745
MetroPCS Communications, Inc. *	243,900	2,136,564
Sprint Nextel Corp. *	2,882,208	12,566,427
Verizon Communications, Inc.	2,759,678	124,571,865
Windstream Corp.	565,074	5,628,137

		405,539,273

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	155,995	8,244,336
CSX Corp.	1,013,291	23,244,895

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Expeditors International of Washington, Inc.	199,300	7,089,101
FedEx Corp.	302,968	27,358,010
Norfolk Southern Corp.	325,292	24,087,873
Ryder System, Inc.	60,702	2,394,087
Southwest Airlines Co.	753,336	6,923,158
Union Pacific Corp.	464,175	56,912,497
United Parcel Service, Inc., Class B	926,318	70,038,904

		226,292,861

Utilities 3.7%
AGL Resources, Inc.	108,840	4,408,020
Ameren Corp.	230,420	7,882,668
American Electric Power Co., Inc.	469,202	19,819,092
CenterPoint Energy, Inc.	399,066	8,404,330
CMS Energy Corp.	237,984	5,868,685
Consolidated Edison, Inc.	295,865	19,083,292
Dominion Resources, Inc.	551,564	29,955,441
DTE Energy Co.	161,012	9,881,306
Duke Energy Corp.	671,499	45,514,202
Edison International	308,293	14,236,971
Entergy Corp.	173,453	12,604,830
Exelon Corp.	816,293	31,933,382
FirstEnergy Corp.	397,794	19,977,215
Integrys Energy Group, Inc.	71,494	4,328,247
NextEra Energy, Inc.	400,638	28,405,234
NiSource, Inc.	302,662	7,745,121
Northeast Utilities	298,700	11,912,156
NRG Energy, Inc.	240,000	4,756,800
ONEOK, Inc.	200,400	8,919,804
Pepco Holdings, Inc.	205,700	4,105,772
PG&E Corp.	410,206	18,935,109
Pinnacle West Capital Corp.	104,861	5,614,258
PPL Corp.	573,970	16,587,733
Public Service Enterprise Group, Inc.	485,170	16,127,051
SCANA Corp.	113,900	5,600,463
Sempra Energy	240,269	16,917,340
TECO Energy, Inc.	194,819	3,543,758
The AES Corp. *	623,349	7,517,589
The Southern Co.	855,125	41,174,269
Wisconsin Energy Corp.	218,600	8,905,764
Xcel Energy, Inc.	497,586	14,579,270

		455,245,172

Total Common Stock
(Cost $9,158,161,328)		12,108,058,253

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.6% of net assets

Time Deposits 1.5%
Bank of America
0.03%, 08/01/12	117,260,592	117,260,592
Barclays
0.03%, 08/01/12	29,771,366	29,771,366
Citibank
0.03%, 08/01/12	8,599,696	8,599,696
DNB
0.03%, 08/01/12	1,348,126	1,348,126
Royal Bank of Canada
0.03%, 08/01/12	24,043,200	24,043,200

		181,022,980

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.09%, 09/20/12 (c)(d)	12,000,000	11,998,500

Total Short-Term Investments
(Cost $193,021,480)		193,021,480

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	27,569,833	27,569,833

Total Collateral Invested for Securities on Loan
(Cost $27,569,833)		27,569,833

End of Collateral Invested for Securities on Loan.

At 07/31/12 tax basis cost of the fund’s investments was $9,395,735,436 and the unrealized appreciation and depreciation were $4,214,794,447 and ($1,309,450,150), respectively, with a net unrealized appreciation of $2,905,344,297.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	2,500	171,825,000	6,564,375

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

 7

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$12,108,058,253	$—	$—	$12,108,058,253
Short-Term Investments(a)	—	193,021,480	—	193,021,480

Total	$12,108,058,253	$193,021,480	$—	$12,301,079,733

Other Financial Instruments
Collateral Invested for Securities on Loan	$27,569,833	$—	$—	$27,569,833
Futures Contracts*	6,564,375	—	—	6,564,375

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46816JUL12

8

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	1,346,423,693	1,553,970,418
0.0%		Rights	—	—
0.0%		Warrants	—	—
0.8%		Short-Term Investments	12,829,762	12,829,762

100.0%		Total Investments	1,359,253,455	1,566,800,180
6.5%		Collateral Invested for Securities on Loan	102,328,228	102,328,228
(6	.5)%	Other Assets and Liabilities, Net		(101,992,178)

100.0%		Net Assets		1,567,136,230

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	89,400	964,626
Amerigon, Inc. *	39,700	446,625
Cooper Tire & Rubber Co.	85,523	1,494,087
Dana Holding Corp.	202,700	2,671,586
Dorman Products, Inc. *	33,600	964,992
Drew Industries, Inc. *	28,400	762,824
Exide Technologies *	103,700	303,841
Federal-Mogul Corp. *	25,400	252,730
Fuel Systems Solutions, Inc. *	22,300	395,156
Modine Manufacturing Co. *	62,300	418,033
Shiloh Industries, Inc.	7,200	75,672
Spartan Motors, Inc.	44,700	227,970
Standard Motor Products, Inc.	26,400	371,184
Stoneridge, Inc. *	35,400	227,268
Superior Industries International, Inc.	31,400	536,626
Tenneco, Inc. *	83,300	2,439,857
Tower International, Inc. *	8,800	75,592
Winnebago Industries, Inc. *	39,000	395,070

		13,023,739

Banks 8.1%
1st Source Corp.	22,921	509,305
1st United Bancorp, Inc. *	36,500	216,445
Access National Corp.	10,100	139,582
Alliance Financial Corp.	6,400	224,832
American National Bankshares, Inc.	10,700	242,034
Ameris Bancorp *	31,800	379,692
Ames National Corp.	11,100	240,204
Arrow Financial Corp.	13,600	330,752
Astoria Financial Corp.	116,500	1,097,430
BancFirst Corp.	10,416	423,098
Banco Latinoamericano de Comercio Exterior, S.A., Class E	37,300	757,936
BancorpSouth, Inc.	129,600	1,877,904
Bank Mutual Corp.	61,600	262,416
Bank of Kentucky Financial Corp.	7,700	189,189
Bank of Marin Bancorp	7,100	265,682
Bank of the Ozarks, Inc.	40,100	1,290,819
BankFinancial Corp.	28,200	221,652
Banner Corp.	25,000	568,250
Bar Harbor Bankshares	5,300	184,599
BBCN Bancorp, Inc. *	107,100	1,214,514
Beneficial Mutual Bancorp, Inc. *	44,503	380,946
Berkshire Bancorp, Inc. *	8,700	71,949
Berkshire Hills Bancorp, Inc.	30,400	682,784
BofI Holding, Inc. *	16,000	322,720
Boston Private Financial Holdings, Inc.	112,400	1,057,684
Bridge Bancorp, Inc.	11,800	236,590
Bridge Capital Holdings *	12,200	189,466
Brookline Bancorp, Inc.	102,522	862,210
Bryn Mawr Bank Corp.	14,500	299,860
BSB Bancorp, Inc. *	11,300	140,685
C&F Financial Corp.	4,400	180,092
Camden National Corp.	10,300	371,521
Cape Bancorp, Inc. *	15,400	142,912
Capital Bank Corp. *	22,400	53,088
Capital City Bank Group, Inc.	15,300	112,149
Cardinal Financial Corp.	38,800	496,640
Cascade Bancorp (c)*	20,271	105,004
Cathay General Bancorp	108,022	1,748,876
Center Bancorp, Inc.	16,200	179,010
Centerstate Banks, Inc.	40,200	311,550
Central Pacific Financial Corp. *	29,700	397,980
Century Bancorp, Inc., Class A	4,700	141,376
Charter Financial Corp.	9,029	80,087
Chemical Financial Corp.	36,803	825,491
Citizens & Northern Corp.	16,300	301,387
Citizens Republic Bancorp, Inc. *	55,000	990,000
City Holding Co.	20,400	674,220
Clifton Savings Bancorp, Inc.	11,400	111,150
CNB Financial Corp.	16,500	271,755
CoBiz Financial, Inc.	43,600	292,120
Columbia Banking System, Inc.	52,900	954,845
Community Bank System, Inc.	54,200	1,491,042
Community Trust Bancorp, Inc.	18,600	631,284
Crescent Financial Bancshares, Inc. *	13,000	69,160
CVB Financial Corp.	119,619	1,411,504
Dime Community Bancshares	41,700	604,650
Doral Financial Corp. *	171,000	232,560

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eagle Bancorp, Inc. *	22,400	397,600
Enterprise Bancorp, Inc.	8,190	136,036
Enterprise Financial Services Corp.	28,400	356,420
ESB Financial Corp.	16,700	235,303
ESSA Bancorp, Inc.	15,200	160,664
EverBank Financial Corp. *	30,700	367,786
F.N.B. Corp.	191,637	2,085,010
Farmers National Banc Corp.	25,800	151,704
Federal Agricultural Mortgage Corp., Class C	13,200	331,848
Fidelity Southern Corp.	13,114	119,076
Financial Institutions, Inc.	18,500	318,200
First Bancorp	20,200	172,104
First BanCorp (c)*	96,500	364,770
First Bancorp, Inc.	12,096	203,213
First Busey Corp.	103,200	480,912
First California Financial Group, Inc. *	30,800	206,668
First Commonwealth Financial Corp.	140,556	985,298
First Community Bancshares, Inc.	21,300	308,637
First Connecticut Bancorp, Inc.	23,900	318,109
First Defiance Financial Corp.	13,000	211,250
First Federal Bancshares of Arkansas, Inc. *	10,200	84,864
First Financial Bancorp	82,889	1,322,908
First Financial Bankshares, Inc. (c)	44,531	1,536,097
First Financial Corp.	14,900	441,785
First Financial Holdings, Inc.	22,100	260,780
First Financial Northwest, Inc. (c)*	22,000	180,400
First Interstate BancSystem, Inc.	21,100	304,051
First Merchants Corp.	39,300	559,239
First Midwest Bancorp, Inc.	99,863	1,128,452
First PacTrust Bancorp, Inc.	13,600	153,000
FirstMerit Corp.	150,500	2,438,100
Flushing Financial Corp.	42,000	592,620
FNB United Corp. (c)*	13,700	162,756
Fox Chase Bancorp, Inc.	19,500	290,550
Franklin Financial Corp. *	18,600	300,204
German American Bancorp, Inc.	16,900	343,915
Glacier Bancorp, Inc.	101,511	1,539,922
Great Southern Bancorp, Inc.	13,600	416,840
Greene Bancshares, Inc. (c)*	43,300	78,373
Guaranty Bancorp *	104,600	200,832
Hampton Roads - 2nd Entitlement Shares (a)(b)*	15,500	44,527
Hampton Roads - Entitlement Shares (a)(b)*	15,500	40,074
Hancock Holding Co.	104,749	3,192,749
Hanmi Financial Corp. *	42,100	460,995
Heartland Financial USA, Inc.	19,900	519,987
Heritage Commerce Corp. *	27,900	171,027
Heritage Financial Corp.	21,000	290,850
Heritage Financial Group, Inc.	11,900	159,341
Heritage Oaks Bancorp *	27,600	149,040
Hingham Institution for Savings	1,800	109,278
Home Bancorp, Inc. *	9,400	158,108
Home Bancshares, Inc.	29,990	904,198
Home Federal Bancorp, Inc.	22,200	220,224
Home Loan Servicing Solutions Ltd. (c)	17,900	257,402
HomeStreet, Inc. *	6,000	219,960
Horizon Bancorp	5,100	137,598
Hudson Valley Holding Corp.	20,900	352,374
IBERIABANK Corp.	40,500	1,896,615
Independent Bank Corp.	28,700	852,677
International Bancshares Corp.	73,100	1,339,923
Investors Bancorp, Inc. *	62,000	1,008,740
Kaiser Federal Financial Group, Inc.	12,400	180,296
Kearny Financial Corp.	17,800	173,016
Lakeland Bancorp, Inc.	37,050	349,011
Lakeland Financial Corp.	21,700	558,558
MainSource Financial Group, Inc.	27,000	315,360
MB Financial, Inc.	75,024	1,514,735
Mercantile Bank Corp. *	11,800	195,408
Merchants Bancshares, Inc.	6,446	170,432
Meridian Interstate Bancorp, Inc. *	11,800	181,366
Metro Bancorp, Inc. *	18,600	232,500
MetroCorp Bancshares, Inc. *	21,700	224,378
MGIC Investment Corp. *	251,400	605,874
Middleburg Financial Corp.	7,400	119,658
MidSouth Bancorp, Inc.	10,200	145,350
MidWestOne Financial Group, Inc.	9,300	197,904
NASB Financial, Inc. (c)*	5,800	110,142
National Bankshares, Inc. (c)	9,300	282,906
National Penn Bancshares, Inc.	174,378	1,541,501
Nationstar Mortgage Holdings, Inc. *	26,300	579,126
NBT Bancorp, Inc.	46,085	968,246
Northfield Bancorp, Inc. (c)	22,800	341,316
Northrim BanCorp, Inc.	8,900	179,424
Northwest Bancshares, Inc.	134,009	1,561,205
OceanFirst Financial Corp.	19,600	266,756
Ocwen Financial Corp. *	147,500	2,914,600
Old National Bancorp	133,583	1,635,056
OmniAmerican Bancorp, Inc. *	15,900	333,741
Oriental Financial Group, Inc.	60,600	629,028
Oritani Financial Corp.	62,450	879,920
Pacific Capital Bancorp *	5,500	250,910
Pacific Continental Corp.	24,700	227,981
Pacific Mercantile Bancorp *	14,600	97,528
PacWest Bancorp	40,516	928,222
Park National Corp. (c)	15,553	1,053,560
Park Sterling Corp. *	42,900	196,911
Peapack-Gladstone Financial Corp.	12,200	186,660
Penns Woods Bancorp, Inc.	5,100	198,645
Peoples Bancorp, Inc.	14,100	308,226
Peoples Federal Bancshares, Inc. *	8,400	140,784
Pinnacle Financial Partners, Inc. *	45,732	894,061
Preferred Bank *	16,100	173,558
PrivateBancorp, Inc.	85,576	1,311,024
Prosperity Bancshares, Inc.	65,100	2,641,107
Provident Financial Holdings, Inc.	13,400	164,016
Provident Financial Services, Inc.	80,951	1,232,884
Provident New York Bancorp	50,900	420,434
Radian Group, Inc. (c)	202,100	565,880

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Renasant Corp.	33,600	594,720
Republic Bancorp, Inc., Class A	13,300	314,013
Rockville Financial, Inc.	39,500	460,175
Roma Financial Corp.	10,100	91,809
S&T Bancorp, Inc.	41,981	692,686
S.Y. Bancorp, Inc.	16,100	376,257
Sandy Spring Bancorp, Inc.	32,300	575,263
SCBT Financial Corp.	20,700	766,728
Seacoast Banking Corp. of Florida *	97,100	135,940
SI Financial Group, Inc.	14,500	169,650
Sierra Bancorp	15,900	169,812
Simmons First National Corp., Class A	23,200	541,488
Southside Bancshares, Inc.	23,100	481,866
Southwest Bancorp, Inc. *	26,000	239,200
State Bank Financial Corp. *	42,300	672,993
StellarOne Corp.	30,800	412,412
Sterling Bancorp	41,400	397,026
Sterling Financial Corp. *	35,900	720,154
Suffolk Bancorp *	13,000	169,000
Sun Bancorp, Inc. *	50,400	148,176
Susquehanna Bancshares, Inc.	257,908	2,749,299
Taylor Capital Group, Inc. (c)*	25,300	441,485
Territorial Bancorp, Inc.	16,000	376,000
Texas Capital Bancshares, Inc. *	52,100	2,244,989
The Bancorp, Inc. *	39,200	366,520
The First of Long Island Corp.	10,200	292,638
Tompkins Financial Corp.	12,200	478,972
TowneBank (c)	39,079	558,830
Tree.com, Inc. *	8,300	107,236
TriCo Bancshares	21,900	333,975
TrustCo Bank Corp.	124,602	686,557
Trustmark Corp.	88,877	2,149,046
UMB Financial Corp.	44,300	2,129,058
Umpqua Holdings Corp.	153,595	1,916,866
Union First Market Bankshares Corp.	27,100	413,817
United Bankshares, Inc. (c)	69,022	1,608,213
United Community Banks, Inc. *	55,700	379,317
United Financial Bancorp, Inc.	21,600	307,800
Univest Corp. of Pennsylvania	22,500	357,975
ViewPoint Financial Group	46,700	822,153
Virginia Commerce Bancorp, Inc. *	36,800	296,976
Walker & Dunlop, Inc. *	14,400	182,016
Washington Banking Co.	20,500	286,590
Washington Trust Bancorp, Inc.	19,100	474,062
Waterstone Financial, Inc. *	20,600	68,598
Webster Financial Corp.	99,000	2,031,480
WesBanco, Inc.	30,998	641,969
West Bancorp, Inc.	20,800	210,912
West Coast Bancorp *	25,800	513,162
Westamerica Bancorp	38,700	1,780,200
Western Alliance Bancorp *	92,900	856,538
Westfield Financial, Inc.	37,600	280,496
Wilshire Bancorp, Inc. *	82,400	522,416
Wintrust Financial Corp.	49,855	1,830,177
WSFS Financial Corp.	10,500	435,015

		126,434,590

Capital Goods 8.7%
A.O. Smith Corp.	53,495	2,643,723
A123 Systems, Inc. (c)*	147,000	64,680
AAON, Inc.	25,150	459,490
AAR Corp.	53,197	755,929
Accuride Corp. *	65,000	337,350
Aceto Corp.	35,700	313,446
Actuant Corp., Class A	99,548	2,833,136
Acuity Brands, Inc.	58,100	3,366,314
Aegion Corp. *	52,900	920,460
Aerovironment, Inc. *	22,600	527,936
Aircastle Ltd.	80,600	953,498
Alamo Group, Inc.	8,900	254,807
Albany International Corp., Class A	37,000	662,300
Altra Holdings, Inc.	36,000	594,720
Ameresco, Inc., Class A *	27,700	336,832
American Railcar Industries, Inc. *	13,000	395,590
American Science & Engineering, Inc.	12,200	695,888
American Superconductor Corp. (c)*	59,800	221,858
American Woodmark Corp.	12,600	210,042
Ampco-Pittsburgh Corp.	11,400	179,094
API Technologies Corp. *	44,400	152,736
Apogee Enterprises, Inc.	37,600	608,744
Applied Industrial Technologies, Inc.	57,966	2,154,017
Argan, Inc.	13,500	213,435
Astec Industries, Inc. *	26,695	779,494
Astronics Corp. *	13,800	415,104
AZZ, Inc.	33,600	1,031,856
Barnes Group, Inc.	76,140	1,816,700
Beacon Roofing Supply, Inc. *	64,382	1,706,767
Belden, Inc.	63,500	2,040,255
Blount International, Inc. *	65,162	926,604
BlueLinx Holdings, Inc. *	33,100	71,165
Brady Corp., Class A	67,329	1,786,238
Briggs & Stratton Corp.	67,593	1,178,822
Builders FirstSource, Inc. *	60,900	219,240
CAI International, Inc. *	16,200	335,016
Capstone Turbine Corp. (c)*	409,800	426,192
Cascade Corp.	12,300	579,453
Ceradyne, Inc.	33,312	732,864
Chart Industries, Inc. *	41,100	2,665,746
CIRCOR International, Inc.	23,100	711,249
CLARCOR, Inc.	69,000	3,336,150
Coleman Cable, Inc.	11,200	97,104
Columbus McKinnon Corp. *	25,800	379,518
Comfort Systems USA, Inc.	50,800	497,332
Commercial Vehicle Group, Inc. *	33,500	258,285
CPI Aerostructures, Inc. *	7,700	87,395
Cubic Corp.	22,815	1,103,561
Curtiss-Wright Corp.	64,400	1,930,068
DigitalGlobe, Inc. *	52,200	1,016,334
Douglas Dynamics, Inc.	30,400	406,448
DXP Enterprises, Inc. *	11,600	512,720
Dycom Industries, Inc. *	47,200	822,224
Dynamic Materials Corp.	17,900	299,109
Edgen Group, Inc. *	20,600	154,500
EMCOR Group, Inc.	91,600	2,411,828

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Encore Wire Corp.	24,841	680,643
Energy Recovery, Inc. *	61,300	137,925
EnerSys *	65,778	2,246,319
Enphase Energy, Inc. (c)*	11,400	66,234
EnPro Industries, Inc. *	27,700	954,819
ESCO Technologies, Inc.	37,869	1,363,663
Esterline Technologies Corp. *	42,100	2,472,112
Federal Signal Corp. *	83,200	471,744
Flow International Corp. *	63,400	202,880
Franklin Electric Co., Inc.	32,218	1,817,417
FreightCar America, Inc.	16,000	325,440
FuelCell Energy, Inc. *	215,500	224,120
Furmanite Corp. *	49,500	221,760
GenCorp, Inc. *	78,600	664,170
Generac Holdings, Inc.	33,400	762,188
GeoEye, Inc. *	20,700	526,401
Gibraltar Industries, Inc. *	40,700	387,464
Global Power Equipment Group, Inc.	23,600	484,980
Graham Corp.	13,200	225,060
Granite Construction, Inc.	55,000	1,424,500
Great Lakes Dredge & Dock Co.	78,800	561,844
Griffon Corp.	63,821	560,987
H&E Equipment Services, Inc. *	38,300	540,796
Hardinge, Inc.	16,000	145,920
HEICO Corp.	72,345	2,581,993
Hexcel Corp. *	136,683	3,183,347
Houston Wire & Cable Co.	23,800	272,510
Hurco Cos., Inc. *	8,600	175,440
II-VI, Inc. *	72,200	1,259,168
Insteel Industries, Inc.	23,600	235,056
Interline Brands, Inc. *	44,634	1,132,811
John Bean Technologies Corp.	38,400	562,560
Kadant, Inc. *	16,500	341,715
Kaman Corp.	37,649	1,226,604
Kaydon Corp.	43,635	920,698
Kratos Defense & Security Solutions, Inc. *	63,900	361,035
L.B. Foster Co., Class A	12,700	375,793
Layne Christensen Co. *	26,311	555,162
Lindsay Corp.	18,100	1,283,290
LMI Aerospace, Inc. *	12,300	221,769
LSI Industries, Inc.	26,100	168,345
Lydall, Inc. *	23,000	293,480
MasTec, Inc. *	79,973	1,276,369
Meritor, Inc. *	141,400	661,752
Met-Pro Corp.	19,600	177,380
Michael Baker Corp. *	11,200	282,464
Miller Industries, Inc.	15,800	259,436
Moog, Inc., Class A *	62,100	2,259,819
Mueller Industries, Inc.	37,224	1,586,859
Mueller Water Products, Inc., Class A	208,300	737,382
MYR Group, Inc. *	27,000	440,640
NACCO Industries, Inc., Class A	7,777	778,867
National Presto Industries, Inc. (c)	6,400	425,856
NCI Building Systems, Inc. *	26,400	284,064
NN, Inc. *	22,500	202,500
Nortek, Inc. *	10,600	540,812
Northwest Pipe Co. *	12,500	304,375
Omega Flex, Inc. *	9,102	90,929
Orbital Sciences Corp. *	84,536	1,107,422
Orion Marine Group, Inc. *	36,200	261,726
Patrick Industries, Inc. *	5,800	67,512
PGT, Inc. *	26,800	78,792
Pike Electric Corp. *	21,800	186,826
PMFG, Inc. *	27,700	221,600
Powell Industries, Inc. *	11,800	404,386
Preformed Line Products Co.	3,300	178,629
Primoris Services Corp.	41,100	507,585
Proto Labs, Inc. (c)*	6,600	249,678
Quanex Building Products Corp.	50,804	858,588
Raven Industries, Inc.	49,800	1,629,954
RBC Bearings, Inc. *	30,500	1,428,620
Rexnord Corp. *	39,500	766,300
Robbins & Myers, Inc.	52,800	2,420,352
Rush Enterprises, Inc., Class A *	48,087	776,605
Sauer-Danfoss, Inc.	15,500	560,945
Seaboard Corp. *	400	880,000
SeaCube Container Leasing Ltd.	14,800	259,888
SIFCO Industries, Inc.	3,400	65,450
Simpson Manufacturing Co., Inc.	55,694	1,350,023
Standex International Corp.	16,700	714,426
Sterling Construction Co., Inc. *	22,000	218,460
Sun Hydraulics Corp.	30,150	680,787
Sypris Solutions, Inc.	14,500	90,045
TAL International Group, Inc.	40,100	1,369,415
Taser International, Inc. *	76,200	412,242
Teledyne Technologies, Inc. *	50,500	3,146,150
Tennant Co.	25,600	1,066,752
Textainer Group Holdings Ltd. (c)	16,900	635,778
The Eastern Co.	8,500	151,725
The Gorman-Rupp Co.	20,425	566,998
The Greenbrier Cos., Inc. *	31,400	511,820
The KEYW Holding Corp. (c)*	24,700	271,947
The Middleby Corp. *	25,752	2,521,636
Thermon Group Holdings, Inc. *	20,200	433,896
Titan International, Inc. (c)	59,800	1,236,066
Titan Machinery, Inc. *	23,200	659,808
Trex Co., Inc. *	20,800	529,984
TriMas Corp. *	44,200	960,908
Tutor Perini Corp. *	49,030	556,981
Twin Disc, Inc.	11,300	221,254
Universal Forest Products, Inc.	28,162	899,213
USG Corp. (c)*	101,700	1,651,608
Vicor Corp.	26,200	175,802
Wabash National Corp. *	91,700	621,726
Watsco, Inc.	40,400	2,744,776
Watts Water Technologies, Inc., Class A	40,307	1,355,927
Willis Lease Finance Corp. *	7,500	94,050
Woodward, Inc.	94,900	3,185,793

		135,467,886

Commercial & Professional Supplies 3.6%
A.T. Cross Co., Class A *	12,800	123,264
ABM Industries, Inc.	73,809	1,372,847
Acacia Research Corp. *	68,200	1,930,742
Acco Brands Corp. *	155,100	1,313,697
Acorn Energy, Inc. (c)	24,600	213,528
American Reprographics Co. *	49,600	216,752
Asset Acceptance Capital Corp. *	21,800	127,094

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ASTA Funding, Inc.	15,200	141,664
Barrett Business Services, Inc.	10,200	266,424
Casella Waste Systems, Inc., Class A *	33,900	171,195
CBIZ, Inc. *	52,800	279,312
CDI Corp.	17,000	274,720
CECO Environmental Corp.	9,800	78,400
Cenveo, Inc. *	73,800	139,482
Compx International, Inc.	7,000	89,880
Consolidated Graphics, Inc. *	11,400	270,294
Courier Corp.	13,800	153,456
CRA International, Inc. *	14,500	224,605
Deluxe Corp.	68,846	1,949,719
Encore Capital Group, Inc. *	30,100	842,800
EnergySolutions, Inc. *	106,900	177,454
EnerNOC, Inc. *	31,100	197,174
Ennis, Inc.	34,900	500,466
Exponent, Inc. *	17,900	925,251
Franklin Covey Co. *	17,900	186,339
FTI Consulting, Inc. *	59,000	1,506,270
G&K Services, Inc., Class A	25,030	788,695
GP Strategies Corp. *	19,900	340,489
Healthcare Services Group, Inc.	92,225	1,999,438
Heidrick & Struggles International, Inc.	24,100	322,458
Heritage-Crystal Clean, Inc. *	10,600	185,288
Herman Miller, Inc.	80,100	1,465,830
Hill International, Inc. *	33,600	130,704
HNI Corp.	62,500	1,660,625
Hudson Global, Inc. *	43,900	199,745
Huron Consulting Group, Inc. *	31,500	1,060,920
ICF International, Inc. *	26,300	646,191
InnerWorkings, Inc. *	43,600	522,764
Insperity, Inc.	30,710	805,830
Interface, Inc.	80,400	1,066,104
Intersections, Inc.	12,300	175,152
Kelly Services, Inc., Class A	35,723	423,675
Kforce, Inc. *	38,800	448,916
Kimball International, Inc., Class B	42,000	392,700
Knoll, Inc.	64,103	877,570
Korn/Ferry International *	68,861	906,211
McGrath RentCorp	35,598	947,263
Metalico, Inc. *	53,700	104,178
Mine Safety Appliances Co.	37,889	1,300,350
Mistras Group, Inc. *	21,400	481,072
Mobile Mini, Inc. *	52,468	751,342
Multi-Color Corp.	18,500	359,640
Navigant Consulting, Inc. *	69,048	803,028
NL Industries, Inc.	8,900	105,020
Odyssey Marine Exploration, Inc. (c)*	97,500	366,600
On Assignment, Inc. *	59,000	919,810
Pendrell Corp. *	202,500	224,775
Portfolio Recovery Associates, Inc. *	23,443	1,985,153
Quad Graphics, Inc. (c)	33,800	520,182
Resources Connection, Inc.	62,050	700,545
RPX Corp. *	29,000	363,950
Schawk, Inc.	17,700	201,426
Standard Parking Corp. *	21,200	449,652
Steelcase, Inc., Class A	106,542	913,065
Swisher Hygiene, Inc. (c)*	154,600	310,746
Sykes Enterprises, Inc. *	51,293	758,623
Team, Inc. *	28,700	893,718
Tetra Tech, Inc. *	87,100	2,239,341
The Advisory Board Co. *	47,152	2,121,369
The Brink’s Co.	64,900	1,505,680
The Corporate Executive Board Co.	46,200	2,131,206
The Dolan Co. *	40,700	198,616
The Geo Group, Inc. *	86,900	2,009,128
TMS International Corp., Class A *	17,200	168,216
TRC Cos., Inc. *	23,700	155,709
TrueBlue, Inc. *	54,576	830,647
UniFirst Corp.	19,935	1,248,330
United Stationers, Inc.	56,834	1,432,785
US Ecology, Inc.	24,500	477,750
Viad Corp.	27,296	473,040
VSE Corp.	5,500	126,280
WageWorks, Inc. *	8,900	126,291

		56,796,660

Consumer Durables & Apparel 2.9%
American Greetings Corp., Class A (c)	48,211	640,724
Arctic Cat, Inc. *	18,500	814,000
Bassett Furniture Industries, Inc.	15,500	189,875
Beazer Homes USA, Inc. (c)*	136,000	315,520
Black Diamond, Inc. *	33,300	327,672
Blyth, Inc.	14,000	479,920
Brunswick Corp.	122,600	2,695,974
Callaway Golf Co.	86,269	473,617
Cavco Industries, Inc. *	9,100	435,526
Cherokee, Inc.	11,400	152,760
Columbia Sportswear Co.	17,800	900,502
Crocs, Inc. *	125,900	1,932,565
CSS Industries, Inc.	13,400	251,116
Culp, Inc.	12,000	120,000
Delta Apparel, Inc. *	9,500	133,000
Ethan Allen Interiors, Inc.	32,379	667,979
Fifth & Pacific Cos., Inc. *	149,300	1,654,244
Flexsteel Industries, Inc.	6,200	132,618
G-III Apparel Group Ltd. *	22,100	542,997
Helen of Troy Ltd. *	43,500	1,325,010
Hooker Furniture Corp.	14,800	174,492
Hovnanian Enterprises, Inc., Class A (c)*	137,000	317,840
Iconix Brand Group, Inc. *	97,700	1,732,221
iRobot Corp. *	37,700	858,052
JAKKS Pacific, Inc. (c)	36,400	583,128
Johnson Outdoors, Inc., Class A *	6,500	136,045
K-Swiss, Inc., Class A *	35,100	109,161
KB Home	103,100	952,644
Kenneth Cole Productions, Inc., Class A *	10,100	151,904
La-Z-Boy, Inc. *	69,500	831,220
LeapFrog Enterprises, Inc. *	69,300	796,257
Libbey, Inc. *	26,600	386,232
Lifetime Brands, Inc.	12,400	159,712
M.D.C. Holdings, Inc.	52,500	1,672,650
M/I Homes, Inc. *	25,100	416,409

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Maidenform Brands, Inc. *	31,300	659,804
Marine Products Corp.	13,700	74,665
Meritage Homes Corp. *	41,185	1,445,594
Movado Group, Inc.	23,200	543,808
Oxford Industries, Inc.	19,200	830,208
Perry Ellis International, Inc. *	16,800	316,680
Quiksilver, Inc. *	173,800	502,282
R. G. Barry Corp.	11,500	153,180
Sealy Corp. (c)*	66,200	110,554
Skechers U.S.A., Inc., Class A *	53,778	1,072,333
Skullcandy, Inc. (c)*	22,200	319,902
Smith & Wesson Holding Corp. *	89,100	899,910
Standard Pacific Corp. (c)*	156,500	887,355
Steinway Musical Instruments, Inc. *	8,800	216,832
Steven Madden Ltd. *	53,900	2,179,177
Sturm, Ruger & Co., Inc. (c)	27,300	1,349,439
The Jones Group, Inc.	112,600	1,190,182
The Ryland Group, Inc.	61,200	1,461,456
The Warnaco Group, Inc. *	56,300	2,401,758
True Religion Apparel, Inc.	34,500	905,280
Tumi Holdings, Inc. *	29,600	534,280
Unifi, Inc. *	18,700	207,196
Universal Electronics, Inc. *	20,100	253,059
Vera Bradley, Inc. (c)*	29,800	679,142
Wolverine World Wide, Inc.	66,436	2,951,751
Zagg, Inc. (c)*	35,000	388,500

		45,997,913

Consumer Services 4.3%
AFC Enterprises, Inc. *	33,200	733,388
American Public Education, Inc. *	24,000	602,640
Ameristar Casinos, Inc.	47,375	799,216
Ascent Capital Group, Inc., Class A *	19,300	960,754
Benihana, Inc.	17,800	288,716
Biglari Holdings, Inc. *	1,600	601,200
BJ’s Restaurants, Inc. *	33,700	1,333,846
Bluegreen Corp. *	19,700	94,363
Bob Evans Farms, Inc.	40,546	1,561,832
Boyd Gaming Corp. (c)*	73,400	418,380
Bravo Brio Restaurant Group, Inc. *	25,800	466,206
Bridgepoint Education, Inc. (c)*	23,900	217,490
Buffalo Wild Wings, Inc. *	25,500	1,851,045
Caesars Entertainment Corp. (c)*	49,400	413,972
Capella Education Co. *	19,400	514,488
Career Education Corp. *	71,100	334,881
Caribou Coffee Co., Inc. *	29,000	329,730
Carriage Services, Inc.	21,800	176,144
Carrols Restaurant Group, Inc. *	16,900	91,429
CEC Entertainment, Inc.	26,538	914,500
Churchill Downs, Inc.	17,861	988,428
Coinstar, Inc. *	43,000	2,042,070
Collectors Universe	7,300	106,507
Corinthian Colleges, Inc. *	104,400	210,888
Cracker Barrel Old Country Store, Inc.	26,453	1,657,545
Denny’s Corp. *	132,500	577,700
DineEquity, Inc. *	20,700	1,103,310
Domino’s Pizza, Inc.	79,479	2,713,413
Education Management Corp. (c)*	36,600	137,616
Einstein Noah Restaurant Group, Inc.	8,000	136,000
Fiesta Restaurant Group, Inc. *	22,200	341,658
Frisch’s Restaurants, Inc.	4,300	139,793
Gaylord Entertainment Co. *	42,635	1,566,836
Grand Canyon Education, Inc. *	54,800	911,872
Hillenbrand, Inc.	75,700	1,308,853
Ignite Restaurant Group, Inc. *	9,100	124,397
International Speedway Corp., Class A	39,400	1,010,216
Interval Leisure Group, Inc.	53,900	988,526
Isle of Capri Casinos, Inc. *	27,300	160,251
Jack in the Box, Inc. *	60,688	1,637,969
Jamba, Inc. *	88,300	241,942
K12, Inc. (c)*	36,600	661,728
Krispy Kreme Doughnuts, Inc. *	78,300	477,630
LIFE TIME FITNESS, Inc. *	58,877	2,673,605
Lincoln Educational Services Corp.	30,200	131,672
Luby’s, Inc. *	25,200	167,076
Mac-Gray Corp.	15,900	219,897
Marriott Vacations Worldwide Corp. *	36,500	1,132,230
Matthews International Corp., Class A	39,484	1,145,036
Monarch Casino & Resort, Inc. *	11,900	88,893
Morgans Hotel Group *	29,500	146,320
MTR Gaming Group, Inc. *	31,000	111,600
Multimedia Games Holding Co., Inc. *	36,000	509,400
Nathan’s Famous, Inc. *	3,700	112,073
National American University Holdings, Inc.	11,900	49,147
Orient-Express Hotels Ltd., Class A *	132,900	1,212,048
Papa John’s International, Inc. *	24,855	1,267,854
Peet’s Coffee & Tea, Inc. *	18,200	1,372,280
Pinnacle Entertainment, Inc. *	82,985	900,387
Premier Exhibitions, Inc. (c)*	35,300	77,307
Red Lion Hotels Corp. *	19,700	147,356
Red Robin Gourmet Burgers, Inc. *	20,200	602,970
Regis Corp.	77,349	1,308,745
Ruby Tuesday, Inc. *	87,200	558,952
Ruth’s Hospitality Group, Inc. *	47,100	316,512
Scientific Games Corp., Class A *	77,900	659,034
Shuffle Master, Inc. *	75,400	1,101,594
Six Flags Entertainment Corp.	55,800	3,214,638
Sonic Corp. *	82,829	820,007
Sotheby’s	93,000	2,729,550
Speedway Motorsports, Inc.	15,784	251,123
Steiner Leisure Ltd. *	21,009	876,075
Stewart Enterprises, Inc., Class A	105,500	720,565
Strayer Education, Inc. (c)	16,400	1,191,624
Texas Roadhouse, Inc.	84,296	1,459,164
The Cheesecake Factory, Inc. *	74,100	2,483,832
The Marcus Corp.	27,300	358,176
Town Sports International Holdings, Inc. *	31,800	410,856
Universal Technical Institute, Inc.	28,600	328,614

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vail Resorts, Inc.	49,471	2,455,740
WMS Industries, Inc. *	75,600	1,388,772

		66,650,092

Diversified Financials 3.2%
Apollo Investment Corp.	278,500	2,138,880
Arlington Asset Investment Corp., Class A	10,600	237,016
Artio Global Investors, Inc.	41,900	135,337
BGC Partners, Inc., Class A	135,100	671,447
BlackRock Kelso Capital Corp.	105,900	1,000,755
Calamos Asset Management, Inc., Class A	25,400	268,478
California First National Bancorp	7,100	115,304
Capital Southwest Corp.	3,900	407,160
Cash America International, Inc.	40,370	1,546,979
CIFC Corp. *	15,900	116,547
Cohen & Steers, Inc. (c)	25,328	835,824
Cowen Group, Inc., Class A *	120,100	300,250
Credit Acceptance Corp. *	10,800	1,035,288
DFC Global Corp. *	62,700	1,201,959
Diamond Hill Investment Group	3,400	254,014
Duff & Phelps Corp., Class A	46,200	680,988
Edelman Financial Group, Inc.	27,100	234,957
Epoch Holding Corp.	21,900	461,652
Evercore Partners, Inc., Class A	39,300	910,581
Ezcorp, Inc., Class A *	65,800	1,480,500
FBR & Co. *	67,700	197,007
Fidus Investment Corp. (c)	12,900	197,112
Fifth Street Finance Corp.	110,500	1,117,155
Financial Engines, Inc. *	63,600	1,193,772
First Cash Financial Services, Inc. *	39,300	1,575,930
Firsthand Technology Value Fund, Inc. *	11,700	188,721
FX Alliance, Inc. *	8,000	176,800
FXCM, Inc., Class A	29,500	309,750
Gain Capital Holdings, Inc.	20,400	97,920
GAMCO Investors, Inc., Class A	9,700	433,493
GFI Group, Inc.	92,868	295,320
Gladstone Capital Corp.	28,200	229,830
Gladstone Investment Corp.	29,600	213,712
Golub Capital BDC, Inc.	19,600	301,448
Green Dot Corp., Class A (c)*	32,900	343,476
Greenhill & Co., Inc.	39,900	1,584,828
GSV Capital Corp. *	26,500	270,830
Harris & Harris Group, Inc. *	41,500	154,380
Hercules Technology Growth Capital, Inc.	65,600	736,688
HFF, Inc., Class A *	44,800	585,088
Horizon Technology Finance Corp.	8,600	140,868
ICG Group, Inc. *	49,700	444,318
INTL FCStone, Inc. *	17,800	339,090
Investment Technology Group, Inc. *	55,265	457,594
JMP Group, Inc.	20,300	126,469
KBW, Inc.	47,700	768,447
KCAP Financial, Inc.	25,600	203,776
Knight Capital Group, Inc., Class A *	134,400	1,388,352
Ladenburg Thalmann Financial Services, Inc. *	142,600	202,492
Main Street Capital Corp.	38,400	941,184
Manning & Napier, Inc.	16,800	229,152
MarketAxess Holdings, Inc.	50,060	1,512,813
Marlin Business Services Corp.	11,600	178,176
MCG Capital Corp.	103,200	452,016
Medallion Financial Corp.	24,600	272,568
Medley Capital Corp.	23,800	295,120
MicroFinancial, Inc.	11,600	111,940
MVC Capital, Inc.	32,100	407,991
Nelnet, Inc., Class A	34,400	808,744
Netspend Holdings, Inc. *	42,600	374,880
New Mountain Finance Corp.	9,700	137,837
NewStar Financial, Inc. *	36,500	435,080
NGP Capital Resources Co.	29,000	211,700
Nicholas Financial, Inc. (c)	13,000	171,860
Oppenheimer Holdings, Inc., Class A	13,800	191,958
PennantPark Investment Corp.	81,300	848,772
PHH Corp. *	77,763	1,260,538
PICO Holdings, Inc. *	30,400	732,944
Piper Jaffray Cos., Inc. *	24,539	522,926
Prospect Capital Corp.	203,600	2,255,888
Pzena Investment Management, Inc., Class A	11,700	45,045
Regional Management Corp. *	6,600	99,594
Resource America, Inc., Class A	16,500	100,155
Safeguard Scientifics, Inc. *	27,700	428,519
Solar Capital Ltd.	48,900	1,113,453
Solar Senior Capital Ltd	13,000	221,390
Stifel Financial Corp. *	73,700	2,218,370
SWS Group, Inc. *	39,000	223,470
TCP Capital Corp. (c)	7,900	114,708
The First Marblehead Corp. *	73,900	79,073
THL Credit, Inc.	16,400	226,320
TICC Capital Corp.	50,100	487,974
Triangle Capital Corp. (c)	36,300	832,359
Virtus Investment Partners, Inc. *	8,800	736,736
Walter Investment Management Corp.	39,300	888,966
Westwood Holdings Group, Inc.	8,400	312,900
WisdomTree Investments, Inc. *	80,400	537,876
World Acceptance Corp. *	15,100	1,076,177

		50,405,754

Energy 6.0%
Abraxas Petroleum Corp. (c)*	110,200	276,602
Adams Resources & Energy, Inc.	2,900	120,524
Alon USA Energy, Inc.	15,200	165,984
Amyris, Inc. (c)*	41,500	160,605
Apco Oil & Gas International, Inc. (c)	12,200	204,228
Approach Resources, Inc. *	39,700	1,048,080
Arch Coal, Inc. (c)	291,400	2,100,994
ATP Oil & Gas Corp. (c)*	59,600	86,420
Basic Energy Services, Inc. *	42,300	457,686
Berry Petroleum Co., Class A	71,900	2,733,638
Bill Barrett Corp. *	66,000	1,389,960
Bolt Technology Corp.	11,800	171,690
Bonanza Creek Energy, Inc. *	13,400	234,902

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BPZ Resources, Inc. (c)*	145,300	331,284
Bristow Group, Inc.	48,687	2,228,404
C&J Energy Services, Inc. (c)*	61,200	1,149,336
Cal Dive International, Inc. (c)*	127,800	207,036
Callon Petroleum Co. *	52,400	260,428
Carrizo Oil & Gas, Inc. *	54,300	1,368,903
Ceres, Inc. (c)*	7,700	66,759
Clayton Williams Energy, Inc. *	7,900	326,112
Clean Energy Fuels Corp. (c)*	90,700	1,279,777
Cloud Peak Energy, Inc. *	86,400	1,429,920
Comstock Resources, Inc. *	68,800	1,113,184
Contango Oil & Gas Co. *	17,500	1,036,875
CREDO Petroleum Corp. *	9,400	135,642
Crimson Exploration, Inc. *	29,200	128,480
Crosstex Energy, Inc.	54,400	733,856
CVR Energy, Inc. *	22,600	645,456
Dawson Geophysical Co. *	10,600	244,224
Delek US Holdings, Inc.	23,300	459,942
Dril-Quip, Inc. *	55,200	4,046,712
Endeavour International Corp. (c)*	56,200	481,634
Energy Partners Ltd. *	38,800	655,720
Energy XXI (Bermuda) Ltd.	108,300	3,376,794
Evolution Petroleum Corp. *	21,500	179,525
Exterran Holdings, Inc. *	89,000	1,314,530
Forbes Energy Services Ltd. *	20,200	89,082
Forest Oil Corp. *	161,700	1,107,645
Forum Energy Technologies, Inc. *	30,500	635,620
Frontline Ltd. (c)	69,000	255,300
FX Energy, Inc. *	70,100	471,773
GasLog Ltd. *	32,300	320,093
Gastar Exploration Ltd. *	77,800	151,710
GeoResources, Inc. *	29,100	973,686
Gevo, Inc. (c)*	28,500	110,580
Global Geophysical Services, Inc. *	24,300	142,641
Goodrich Petroleum Corp. (c)*	34,700	402,520
Green Plains Renewable Energy, Inc. *	34,200	151,848
Gulf Island Fabrication, Inc.	19,200	533,952
GulfMark Offshore, Inc., Class A *	36,800	1,322,960
Gulfport Energy Corp. *	76,400	1,573,840
Halcon Resources Corp. (c)*	96,800	638,880
Hallador Energy Co.	15,800	118,816
Harvest Natural Resources, Inc. *	60,200	474,376
Heckmann Corp. (c)*	183,700	565,796
Helix Energy Solutions Group, Inc. *	145,000	2,592,600
Hercules Offshore, Inc. *	217,500	780,825
Hornbeck Offshore Services, Inc. *	48,445	2,051,646
ION Geophysical Corp. *	187,800	1,248,870
Isramco, Inc. *	1,400	149,786
Key Energy Services, Inc. *	207,300	1,660,473
KiOR, Inc., Class A (c)*	36,200	276,568
Knightsbridge Tankers Ltd.	38,700	333,207
Kodiak Oil & Gas Corp. *	361,800	3,021,030
Lufkin Industries, Inc.	46,090	2,122,444
Magnum Hunter Resources Corp. *	198,300	753,540
Matador Resources Co. *	18,500	193,695
Matrix Service Co. *	35,400	366,744
McMoRan Exploration Co. (c)*	139,300	1,819,258
Midstates Petroleum Co, Inc. *	33,000	281,160
Miller Energy Resources, Inc. (c)*	41,600	161,824
Mitcham Industries, Inc. *	16,100	284,487
Natural Gas Services Group, Inc. *	16,400	237,800
Newpark Resources, Inc. *	121,110	827,181
Nordic American Tankers Ltd. (c)	71,000	830,700
Northern Oil & Gas, Inc. *	87,200	1,374,272
Oasis Petroleum, Inc. *	109,700	2,871,946
Overseas Shipholding Group, Inc. (c)	33,900	193,908
OYO Geospace Corp. *	8,700	824,586
Panhandle Oil & Gas, Inc., Class A	9,400	288,580
Parker Drilling Co. *	156,265	723,507
PDC Energy, Inc. *	40,203	1,053,318
Penn Virginia Corp.	61,178	409,892
PetroQuest Energy, Inc. (c)*	84,900	467,799
PHI, Inc. - Non Voting Shares *	17,500	466,900
Pioneer Energy Services Corp. *	82,500	663,300
Quicksilver Resources, Inc. (c)*	161,200	728,624
Renewable Energy Group, Inc. (c)*	9,600	47,520
Rentech, Inc. *	298,500	594,015
Resolute Energy Corp. *	66,300	574,821
REX American Resources Corp. *	8,200	144,730
Rex Energy Corp. *	63,400	803,912
RigNet, Inc. *	16,900	315,692
Rosetta Resources, Inc. *	72,600	3,028,872
Sanchez Energy Corp. *	15,900	264,576
Saratoga Resources, Inc. (c)*	24,900	149,151
Scorpio Tankers, Inc. *	51,700	310,717
SemGroup Corp., Class A *	57,400	1,934,954
Ship Finance International Ltd. (c)	60,300	873,144
Solazyme, Inc. (c)*	44,900	616,477
Stone Energy Corp. *	67,968	1,784,840
Swift Energy Co. *	61,401	1,147,585
Synergy Resources Corp. *	53,700	157,878
T.G.C. Industries, Inc. *	20,000	139,600
Targa Resources Corp.	39,800	1,753,190
Teekay Tankers Ltd., Class A (c)	86,500	336,485
Tesco Corp. *	40,400	468,236
TETRA Technologies, Inc. *	102,874	712,917
Triangle Petroleum Corp. *	57,500	321,425
Union Drilling, Inc. *	20,300	72,674
Uranerz Energy Corp. (c)*	86,500	133,210
Uranium Energy Corp. *	136,000	272,000
VAALCO Energy, Inc. *	79,400	582,002
Vantage Drilling Co. *	262,900	412,753
Venoco, Inc. *	44,100	408,807
Voyager Oil & Gas, Inc. *	62,900	71,077
W&T Offshore, Inc.	46,700	863,483
Warren Resources, Inc. *	95,700	222,024
Western Refining, Inc.	78,622	1,849,976
Westmoreland Coal Co. *	13,300	97,888
Willbros Group, Inc. *	53,400	365,790

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ZaZa Energy Corp. (c)*	34,100	128,898

		94,414,753

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	1,300	112,866
Casey’s General Stores, Inc.	52,300	3,108,189
Harris Teeter Supermarkets, Inc.	60,200	2,488,668
Ingles Markets, Inc., Class A	16,831	275,355
Nash Finch Co.	16,200	310,392
PriceSmart, Inc.	25,000	1,800,500
Rite Aid Corp. *	906,000	1,050,960
Roundy’s, Inc. (c)	25,800	247,680
Spartan Stores, Inc.	30,300	521,160
SUPERVALU, Inc. (c)	291,400	719,758
Susser Holdings Corp. *	15,400	556,094
The Andersons, Inc.	26,700	1,013,799
The Chefs’ Warehouse, Inc. *	13,900	224,485
The Pantry, Inc. *	30,800	438,284
United Natural Foods, Inc. *	67,082	3,642,553
Village Super Market, Inc., Class A	11,600	410,756
Weis Markets, Inc.	14,700	639,891

		17,561,390

Food, Beverage & Tobacco 1.9%
Alico, Inc.	4,700	137,381
Alliance One International, Inc. *	116,600	380,116
Annie’s, Inc. (c)*	6,900	281,175
B&G Foods, Inc.	66,400	1,859,200
Cal-Maine Foods, Inc.	19,000	716,870
Calavo Growers, Inc. (c)	15,900	428,982
Central European Distribution Corp. (c)*	97,400	317,524
Chiquita Brands International, Inc. *	60,802	314,954
Coca-Cola Bottling Co. Consolidated	6,100	409,737
Craft Brewers Alliance, Inc. *	13,900	118,706
Darling International, Inc. *	161,500	2,667,980
Diamond Foods, Inc. (c)	29,500	479,965
Dole Food Co., Inc. (c)*	48,100	566,137
Farmer Brothers Co. *	9,100	70,980
Fresh Del Monte Produce, Inc.	52,300	1,281,350
Griffin Land & Nurseries, Inc.	3,800	109,440
Inventure Foods, Inc. *	17,900	137,114
J&J Snack Foods Corp.	20,300	1,173,137
John B. Sanfilippo & Son, Inc. *	10,900	184,864
Lancaster Colony Corp.	25,100	1,739,179
Lifeway Foods, Inc.	6,100	64,416
Limoneira Co. (c)	11,400	204,060
National Beverage Corp. *	15,001	217,515
Omega Protein Corp. *	25,900	215,747
Pilgrim’s Pride Corp. *	81,849	380,598
Post Holdings, Inc. *	37,900	1,121,840
Sanderson Farms, Inc.	31,500	1,160,145
Seneca Foods Corp., Class A *	12,400	306,032
Smart Balance, Inc. *	79,700	758,744
Snyders-Lance, Inc.	63,300	1,483,119
Star Scientific, Inc. (c)*	200,000	756,000
The Boston Beer Co., Inc., Class A (c)*	11,000	1,184,920
The Hain Celestial Group, Inc. *	50,631	2,819,640
Tootsie Roll Industries, Inc.	32,851	804,192
TreeHouse Foods, Inc. *	49,400	2,765,906
Universal Corp.	31,945	1,454,775
Vector Group Ltd. (c)	72,641	1,234,171
Westway Group, Inc. *	16,700	98,864

		30,405,475

Health Care Equipment & Services 6.8%
Abaxis, Inc. *	30,200	1,077,838
ABIOMED, Inc. *	45,900	1,035,045
Acadia Healthcare Co., Inc. *	31,600	510,024
Accretive Health, Inc. (c)*	77,300	1,049,734
Accuray, Inc. *	104,600	660,026
Air Methods Corp. *	17,600	1,918,928
Align Technology, Inc. *	98,600	3,348,456
Almost Family, Inc. *	11,000	242,110
Alphatec Holdings, Inc. *	72,200	127,072
Amedisys, Inc. *	39,400	480,286
AMN Healthcare Services, Inc. *	53,000	309,520
AmSurg Corp. *	43,400	1,282,036
Analogic Corp.	16,854	1,078,993
AngioDynamics, Inc. *	33,500	368,835
Anika Therapeutics, Inc. *	16,200	196,830
Antares Pharma, Inc. (c)*	139,200	672,336
ArthroCare Corp. *	38,000	1,124,040
Assisted Living Concepts, Inc., Class A	26,200	367,062
athenahealth, Inc. *	49,200	4,501,800
AtriCure, Inc. *	18,800	157,356
Atrion Corp.	2,100	432,600
Bio-Reference Laboratories, Inc. *	32,900	814,275
BioScrip, Inc. *	60,300	383,508
Cantel Medical Corp.	29,050	758,786
Capital Senior Living Corp. *	36,900	414,756
Cardiovascular Systems, Inc. (c)*	27,700	253,732
Centene Corp. *	70,692	2,689,124
Cerus Corp. *	72,600	219,252
Chemed Corp.	26,500	1,663,405
Chindex International, Inc. *	15,200	158,840
Computer Programs & Systems, Inc.	14,800	732,600
Conceptus, Inc. *	41,800	776,644
CONMED Corp.	37,900	1,039,976
CorVel Corp. *	8,300	382,962
Cross Country Healthcare, Inc. *	37,200	169,632
CryoLife, Inc. *	37,400	207,944
Cyberonics, Inc. *	38,000	1,645,400
Cynosure, Inc., Class A *	12,900	323,016
Derma Sciences, Inc. *	12,700	127,127
DexCom, Inc. *	94,100	1,036,041
Emeritus Corp. *	40,900	693,255
Endologix, Inc. *	76,000	893,000
Ensign Group, Inc.	23,900	670,395
EnteroMedics, Inc. *	34,800	115,536
Epocrates, Inc. *	25,600	193,024
Exactech, Inc. *	11,400	188,670
ExamWorks Group, Inc. *	40,100	523,305

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Five Star Quality Care, Inc. *	56,200	200,634
Gentiva Health Services, Inc. *	40,996	273,033
Greatbatch, Inc. *	31,200	712,296
Greenway Medical Technologies *	10,300	141,007
Haemonetics Corp. *	35,500	2,552,805
Hanger, Inc. *	46,800	1,206,036
Hansen Medical, Inc. (c)*	62,800	111,156
HealthSouth Corp. *	131,200	2,938,880
HealthStream, Inc. *	26,800	748,792
Healthways, Inc. *	45,500	510,055
HeartWare International, Inc. (c)*	19,400	1,732,226
HMS Holdings Corp. *	118,000	4,060,380
ICU Medical, Inc. *	17,200	917,276
Insulet Corp. *	65,600	1,283,136
Integra LifeSciences Holdings *	26,048	1,001,806
Integramed America, Inc. *	12,000	167,160
Invacare Corp.	43,711	615,888
IPC The Hospitalist Co. *	23,800	1,023,400
IRIS International, Inc. *	23,800	247,282
Kindred Healthcare, Inc. *	77,875	737,476
Landauer, Inc.	12,600	717,696
LHC Group, Inc. *	21,100	377,479
Magellan Health Services, Inc. *	37,800	1,821,960
MAKO Surgical Corp. (c)*	49,600	631,904
Masimo Corp. *	70,400	1,576,960
MedAssets, Inc. *	80,100	1,056,519
Medidata Solutions, Inc. *	30,500	1,080,005
Mediware Information Systems, Inc. *	5,400	74,466
Merge Healthcare, Inc. (c)*	101,300	299,848
Meridian Bioscience, Inc.	58,750	981,713
Merit Medical Systems, Inc. *	56,100	757,911
Metropolitan Health Networks, Inc. *	65,000	547,950
MModal, Inc. *	54,000	773,280
Molina Healthcare, Inc. *	41,100	1,003,251
MWI Veterinary Supply, Inc. *	17,500	1,594,075
National Healthcare Corp.	15,388	671,994
National Research Corp.	3,500	176,120
Natus Medical, Inc. *	38,900	480,804
Navidea Biopharmaceuticals, Inc. (c)*	126,800	484,376
Neogen Corp. *	32,350	1,244,504
NuVasive, Inc. *	59,300	1,238,777
NxStage Medical, Inc. *	67,600	1,017,380
Omnicell, Inc. *	44,400	579,420
OraSure Technologies, Inc. *	66,200	702,382
Orthofix International N.V. *	25,700	1,053,957
Owens & Minor, Inc.	87,200	2,459,912
Palomar Medical Technologies, Inc. *	25,500	204,255
PDI, Inc. *	13,800	99,084
PharMerica Corp. *	39,300	404,397
PhotoMedex, Inc. (c)*	18,000	250,020
PSS World Medical, Inc. *	69,266	1,446,967
Quality Systems, Inc.	54,300	877,488
Quidel Corp. *	38,200	598,594
Rochester Medical Corp. *	14,600	145,708
Rockwell Medical, Inc. (c)*	28,600	257,972
RTI Biologics, Inc. *	73,900	263,084
Select Medical Holdings Corp. *	48,000	511,200
Skilled Healthcare Group, Inc., Class A *	25,900	140,637
Solta Medical, Inc. *	81,200	265,524
STAAR Surgical Co. *	47,600	244,664
STERIS Corp.	79,300	2,389,309
Sun Healthcare Group, Inc. *	33,600	280,896
Sunrise Senior Living, Inc. (c)*	76,900	513,692
SurModics, Inc. *	20,400	325,176
Symmetry Medical, Inc. *	48,700	377,425
Team Health Holdings, Inc. *	39,000	1,041,300
The Providence Service Corp. *	17,400	224,460
The Spectranetics Corp. *	44,700	527,460
Tornier N.V. *	20,700	451,674
Triple-S Management Corp., Class B *	26,500	482,830
U.S. Physical Therapy, Inc.	15,800	405,586
Unilife Corp. (c)*	101,800	321,688
Universal American Corp. *	51,602	462,354
Utah Medical Products, Inc.	4,500	152,370
Vanguard Health Systems, Inc. *	40,900	347,650
Vascular Solutions, Inc. *	22,700	302,818
Vocera Communications, Inc. *	9,200	246,928
Volcano Corp. *	73,200	1,936,140
WellCare Health Plans, Inc. *	59,200	3,837,344
West Pharmaceutical Services, Inc.	46,465	2,313,028
Wright Medical Group, Inc. *	56,100	1,045,704
Young Innovations, Inc.	7,600	274,284
Zeltiq Aesthetics, Inc. (c)*	33,200	170,648

		106,740,857

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	53,000	605,260
Elizabeth Arden, Inc. *	34,598	1,349,668
Harbinger Group, Inc. *	56,600	524,116
Inter Parfums, Inc.	21,600	351,216
Medifast, Inc. *	18,500	519,850
Nature’s Sunshine Products, Inc.	15,000	231,900
Nutraceutical International Corp. *	12,300	183,393
Oil-Dri Corp. of America	6,887	151,032
Orchids Paper Products Co.	7,900	134,300
Prestige Brands Holdings, Inc. *	67,400	1,106,034
Revlon, Inc., Class A *	14,502	211,004
Schiff Nutrition International, Inc. *	20,800	363,584
Spectrum Brands Holdings, Inc. *	31,546	1,161,839
Synutra International, Inc. (c)*	23,200	131,776
The Female Health Co.	24,700	151,905
USANA Health Sciences, Inc. (c)*	9,100	409,318
WD-40 Co.	21,400	1,028,270

		8,614,465

Insurance 2.4%
Alterra Capital Holdings Ltd.	117,700	2,738,879
American Equity Investment Life Holding Co.	79,664	929,679

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Safety Insurance Holdings Ltd. *	14,000	249,900
AMERISAFE, Inc. *	24,600	614,139
AmTrust Financial Services, Inc.	34,905	1,039,820
Argo Group International Holdings Ltd.	36,738	1,080,465
Baldwin & Lyons, Inc., Class B	11,200	260,176
Citizens, Inc. *	50,800	525,272
CNO Financial Group, Inc.	297,000	2,462,130
Crawford & Co., Class B	34,500	139,380
Donegal Group, Inc., Class A	10,400	139,360
Eastern Insurance Holdings, Inc.	9,100	144,326
eHealth, Inc. *	28,600	525,382
EMC Insurance Group, Inc.	6,200	125,364
Employers Holdings, Inc.	44,900	802,812
Enstar Group Ltd. *	11,594	1,083,807
FBL Financial Group, Inc., Class A	13,868	429,215
First American Financial Corp.	145,700	2,669,224
Flagstone Reinsurance Holdings S.A.	70,229	490,198
Fortegra Financial Corp. *	8,200	64,944
Global Indemnity plc *	18,155	348,939
Greenlight Capital Re Ltd., Class A *	37,589	885,597
Hallmark Financial Services, Inc. *	16,200	133,650
Hilltop Holdings, Inc. *	53,339	560,593
Homeowners Choice, Inc.	9,900	179,487
Horace Mann Educators Corp.	53,378	930,912
Independence Holding Co.	11,248	106,181
Infinity Property & Casualty Corp.	16,592	959,183
Investors Title Co.	1,700	90,967
Kansas City Life Insurance Co.	5,700	197,961
Maiden Holdings Ltd.	67,700	574,773
Meadowbrook Insurance Group, Inc.	71,400	502,656
Montpelier Re Holdings Ltd.	68,800	1,393,888
National Financial Partners Corp. *	54,100	803,385
National Interstate Corp.	8,594	225,077
National Western Life Insurance Co., Class A	2,994	423,920
OneBeacon Insurance Group Ltd., Class A	29,700	376,893
Platinum Underwriters Holdings Ltd.	47,800	1,817,356
Presidential Life Corp.	29,000	402,810
Primerica, Inc.	64,600	1,768,102
RLI Corp.	29,155	1,877,873
Safety Insurance Group, Inc.	16,870	714,951
Seabright Holdings, Inc.	26,800	225,924
Selective Insurance Group, Inc.	75,214	1,298,194
State Auto Financial Corp.	19,600	254,212
Stewart Information Services Corp.	24,400	416,508
Symetra Financial Corp.	106,300	1,236,269
The Navigators Group, Inc. *	13,685	662,765
The Phoenix Cos., Inc. *	155,800	253,954
Tower Group, Inc.	49,365	920,164
United Fire Group, Inc.	28,800	564,480
Universal Insurance Holdings, Inc.	25,100	80,320

		37,702,416

Materials 4.6%
A. M. Castle & Co. *	22,400	163,296
A. Schulman, Inc.	41,309	903,015
ADA-ES, Inc. (c)*	12,400	280,984
AEP Industries, Inc. *	5,800	272,484
AK Steel Holding Corp. (c)	151,800	807,576
AMCOL International Corp.	34,652	1,063,816
American Vanguard Corp.	38,200	893,498
Arabian American Development Co. (c)*	27,400	260,300
Balchem Corp.	40,200	1,339,866
Boise, Inc.	138,000	1,021,200
Buckeye Technologies, Inc.	53,400	1,608,408
Calgon Carbon Corp. *	81,500	1,127,960
Century Aluminum Co. *	69,100	422,201
Chase Corp.	8,600	132,956
Chemtura Corp. *	135,500	1,831,960
Clearwater Paper Corp. *	33,400	1,177,016
Coeur d’Alene Mines Corp. *	123,450	2,013,470
Deltic Timber Corp.	14,504	896,492
Eagle Materials, Inc.	62,190	2,161,102
Ferro Corp. *	115,900	355,813
Flotek Industries, Inc. *	66,900	653,613
FutureFuel Corp.	25,000	243,250
General Moly, Inc. (c)*	90,300	269,094
Georgia Gulf Corp.	47,000	1,540,660
Globe Specialty Metals, Inc.	84,400	1,057,532
Gold Reserve, Inc. (c)*	71,800	239,812
Gold Resource Corp. (c)	41,000	735,130
Golden Minerals Co. (c)*	37,400	157,828
Golden Star Resources Ltd. (c)*	346,300	408,634
Graphic Packaging Holding Co. *	229,915	1,287,524
GSE Holding, Inc. *	10,800	112,104
H.B. Fuller Co.	68,516	2,002,038
Handy & Harman Ltd. *	7,800	104,442
Hawkins, Inc.	13,800	524,952
Haynes International, Inc.	16,325	786,702
Headwaters, Inc. *	81,500	509,375
Hecla Mining Co.	391,700	1,762,650
Horsehead Holding Corp. *	58,500	528,255
Innophos Holdings, Inc.	29,900	1,733,303
Innospec, Inc. *	31,800	989,616
Kaiser Aluminum Corp.	26,450	1,442,583
KapStone Paper & Packaging Corp. *	55,500	932,955
KMG Chemicals, Inc.	9,600	171,648
Koppers Holdings, Inc.	27,600	909,144
Kraton Performance Polymers, Inc. *	46,500	1,089,030
Landec Corp. *	35,300	282,047
Louisiana-Pacific Corp. *	188,800	1,948,416
LSB Industries, Inc. *	27,400	880,362
Materion Corp.	27,300	535,899
McEwen Mining, Inc. *	270,700	809,393
Metals USA Holdings Corp. *	15,500	252,185
Midway Gold Corp. (c)*	156,700	194,308
Minerals Technologies, Inc.	24,461	1,564,036

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Myers Industries, Inc.	46,000	756,240
Neenah Paper, Inc.	21,300	572,118
Noranda Aluminum Holding Corp.	45,700	284,711
Olin Corp.	110,000	2,226,400
Olympic Steel, Inc.	12,200	190,930
OM Group, Inc. *	44,500	698,650
Omnova Solutions, Inc. *	60,600	441,168
P.H. Glatfelter Co.	58,700	933,917
Paramount Gold & Silver Corp. (c)*	179,300	407,011
PolyOne Corp.	125,075	1,842,355
Quaker Chemical Corp.	17,200	761,444
Resolute Forest Products (c)*	111,200	1,020,816
Revett Minerals, Inc. (c)*	33,600	106,512
RTI International Metals, Inc. *	40,466	908,462
Schnitzer Steel Industries, Inc., Class A	34,700	996,237
Schweitzer-Mauduit International, Inc.	21,600	1,470,960
Sensient Technologies Corp.	68,525	2,429,211
Spartech Corp. *	41,300	210,217
Stepan Co.	11,500	1,019,590
Stillwater Mining Co. *	158,900	1,411,032
SunCoke Energy, Inc. *	94,700	1,515,200
Texas Industries, Inc.	30,551	1,276,115
TPC Group, Inc. *	17,800	685,300
Tredegar Corp.	32,000	473,920
UFP Technologies, Inc. *	7,500	122,775
United States Lime & Minerals, Inc. *	3,500	159,565
Universal Stainless & Alloy Products, Inc. *	9,500	324,140
US Antimony Corp. (c)*	73,800	208,116
US Silica Holdings, Inc. *	15,800	163,530
Vista Gold Corp. *	95,200	287,504
Wausau Paper Corp.	65,900	559,491
Worthington Industries, Inc.	71,760	1,557,192
Zep, Inc.	29,400	448,644
Zoltek Cos., Inc. *	37,200	310,248

		72,171,654

Media 1.2%
Arbitron, Inc.	36,356	1,275,005
Beasley Broadcasting Group, Inc., Class A *	13,100	65,762
Belo Corp., Class A	124,000	849,400
Carmike Cinemas, Inc. *	24,300	337,770
Central European Media Enterprises Ltd., Class A (c)*	49,100	247,464
Crown Media Holdings, Inc., Class A (c)*	46,700	91,065
Cumulus Media, Inc., Class A *	77,100	194,292
Daily Journal Corp. (c)*	1,300	123,240
Dial Global, Inc. (c)*	25,800	71,208
Digital Domain Media Group, Inc. (c)*	14,600	61,904
Digital Generation, Inc. *	36,700	391,222
Entercom Communications Corp., Class A *	32,400	176,256
Entravision Communications Corp., Class A	67,300	83,452
Fisher Communications, Inc. *	11,800	377,128
Global Sources Ltd. *	25,900	155,400
Harte-Hanks, Inc.	61,316	386,291
Journal Communications, Inc., Class A *	57,900	320,766
LIN TV Corp., Class A *	39,700	142,523
Lions Gate Entertainment Corp. (c)*	116,400	1,565,580
Live Nation Entertainment, Inc. *	189,000	1,685,880
Martha Stewart Living Omnimedia, Inc., Class A	36,500	118,625
MDC Partners, Inc., Class A	33,600	316,176
Meredith Corp. (c)	51,200	1,691,648
National CineMedia, Inc.	77,000	1,088,780
Nexstar Broadcasting Group, Inc., Class A *	14,700	95,844
Outdoor Channel Holdings, Inc.	19,200	133,248
ReachLocal, Inc. *	13,400	157,048
Reading International, Inc., Class A *	23,000	113,620
Rentrak Corp. *	12,700	237,744
Saga Communications, Inc., Class A *	4,800	162,720
Salem Communications Corp., Class A	14,100	68,949
Scholastic Corp.	35,569	1,071,694
Sinclair Broadcast Group, Inc., Class A	67,600	689,520
The E.W. Scripps Co., Class A *	44,100	409,689
The McClatchy Co., Class A (c)*	77,300	124,453
The New York Times Co., Class A *	183,700	1,423,675
Valassis Communications, Inc. (c)*	59,600	1,343,980
Value Line, Inc.	4,100	48,626
World Wrestling Entertainment, Inc., Class A	36,500	282,875

		18,180,522

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Achillion Pharmaceuticals, Inc. *	73,000	483,260
Acorda Therapeutics, Inc. *	55,000	1,323,850
Acura Pharmaceuticals, Inc. (c)*	16,100	29,946
Aegerion Pharmaceuticals, Inc. *	33,200	503,976
Affymax, Inc. *	47,400	769,302
Affymetrix, Inc. *	94,400	395,536
Agenus, Inc. *	31,300	151,179
Akorn, Inc. *	78,100	1,067,627
Alkermes plc *	168,042	3,123,901
Allos Therapeutics, Inc. (c)*	105,500	186,735
Alnylam Pharmaceuticals, Inc. *	63,600	1,188,684
AMAG Pharmaceuticals, Inc. *	28,300	438,084
Amicus Therapeutics, Inc. *	41,400	204,102
Ampio Pharmaceuticals, Inc. (c)*	26,600	81,130
Anacor Pharmaceuticals, Inc. *	14,600	86,140
Arena Pharmaceuticals, Inc. (c)*	270,700	2,263,052
ArQule, Inc. *	83,300	503,965
Array BioPharma, Inc. *	122,400	629,136
Astex Pharmaceuticals *	127,800	316,944

12

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Auxilium Pharmaceuticals, Inc. *	66,400	1,788,816
AVANIR Pharmaceuticals, Inc., Class A (c)*	177,300	507,078
AVEO Pharmaceuticals, Inc. (c)*	53,400	699,540
BG Medicine, Inc. (c)*	11,800	78,824
BioCryst Pharmaceuticals, Inc. *	67,500	299,700
BioDelivery Sciences International, Inc. (c)*	29,200	138,408
Biospecifics Technologies Corp. *	6,600	119,262
Biotime, Inc. (c)*	51,000	196,860
Cadence Pharmaceuticals, Inc. (c)*	82,600	350,224
Cambrex Corp. *	39,400	363,662
Celldex Therapeutics, Inc. *	76,500	395,505
Cempra, Inc. *	11,200	88,592
Cepheid, Inc. *	90,100	2,886,804
ChemoCentryx, Inc. *	10,900	157,941
Clovis Oncology, Inc. (c)*	18,800	332,572
Codexis, Inc. *	32,900	101,332
Corcept Therapeutics, Inc. (c)*	55,000	199,100
Cornerstone Therapeutics, Inc. *	10,800	83,160
Coronado Biosciences, Inc. *	18,600	110,484
Cubist Pharmaceuticals, Inc. *	86,932	3,743,292
Cumberland Pharmaceuticals, Inc. *	16,300	99,430
Curis, Inc. (c)*	118,100	571,604
Cytori Therapeutics, Inc. (c)*	64,900	170,038
Dendreon Corp. (c)*	211,400	1,006,264
DepoMed, Inc. *	71,900	396,888
Discovery Laboratories, Inc. *	59,500	150,535
DUSA Pharmaceuticals, Inc. *	32,700	178,869
Dyax Corp. *	132,200	350,330
Dynavax Technologies Corp. *	234,000	903,240
Emergent Biosolutions, Inc. *	35,500	518,655
Endocyte, Inc. (c)*	40,600	312,214
Enzon Pharmaceuticals, Inc. *	58,000	384,540
Exact Sciences Corp. *	82,500	845,625
Exelixis, Inc. *	212,472	1,327,950
Fluidigm Corp. *	28,200	366,882
Furiex Pharmaceuticals, Inc. *	13,200	253,704
Genomic Health, Inc. *	22,800	765,396
Geron Corp. *	172,800	297,216
GTx, Inc. *	29,300	103,136
Halozyme Therapeutics, Inc. *	123,200	1,111,264
Harvard Bioscience, Inc. *	30,800	113,960
Hi-Tech Pharmacal Co., Inc. *	13,900	477,604
Horizon Pharma, Inc. (c)*	29,000	165,590
Idenix Pharmaceuticals, Inc. *	102,600	1,039,338
ImmunoCellular Therapeutics Ltd. (c)*	54,700	172,305
ImmunoGen, Inc. *	114,500	1,848,030
Immunomedics, Inc. *	88,100	304,826
Impax Laboratories, Inc. *	92,000	2,044,240
Infinity Pharmaceuticals, Inc. (c)*	25,600	446,976
InterMune, Inc. *	89,800	792,934
Ironwood Pharmaceuticals, Inc. *	103,200	1,328,184
Isis Pharmaceuticals, Inc. (c)*	137,500	1,666,500
Jazz Pharmaceuticals plc *	57,000	2,739,990
Keryx Biopharmaceuticals, Inc. (c)*	92,500	168,350
Lannett Co., Inc. *	21,700	102,641
Lexicon Pharmaceuticals, Inc. *	272,500	659,450
Ligand Pharmaceuticals, Inc., Class B *	26,300	508,905
Luminex Corp. *	57,200	979,836
MannKind Corp. (c)*	154,800	368,424
MAP Pharmaceuticals, Inc. *	34,200	482,562
Maxygen, Inc. *	40,500	244,215
Medicis Pharmaceutical Corp., Class A	78,849	2,595,709
MEDTOX Scientific, Inc. *	10,100	272,700
Merrimack Pharmaceuticals, Inc. (c)*	20,900	166,573
Momenta Pharmaceuticals, Inc. *	64,244	913,550
Nektar Therapeutics *	162,571	1,385,105
Neurocrine Biosciences, Inc. *	91,000	691,600
NewLink Genetics Corp. *	17,400	206,712
Novavax, Inc. (c)*	159,100	354,793
NPS Pharmacuticals, Inc. *	115,200	888,192
Obagi Medical Products, Inc. *	24,800	380,432
Omeros Corp. *	30,800	291,060
OncoGenex Pharmaceutical, Inc. *	19,500	272,220
Oncothyreon, Inc. (c)*	76,700	324,441
Opko Health, Inc. (c)*	145,900	618,616
Optimer Pharmaceuticals, Inc. (c)*	67,200	917,952
Orexigen Therapeutics, Inc. *	82,800	408,204
Osiris Therapeutics, Inc. (c)*	22,300	194,456
Pacific Biosciences of California, Inc. *	45,400	82,174
Pacira Pharmaceuticals, Inc. *	25,300	387,343
Pain Therapeutics, Inc. *	49,400	181,792
Par Pharmaceutical Cos., Inc. *	50,480	2,521,981
PAREXEL International Corp. *	82,218	2,262,639
PDL BioPharma, Inc.	199,200	1,352,568
Pernix Therapeutics Holdings *	9,800	74,676
Pharmacyclics, Inc. *	74,700	3,974,787
POZEN, Inc. *	35,400	223,374
Progenics Pharmaceuticals, Inc. *	39,300	204,753
Questcor Pharmaceuticals, Inc. (c)*	73,800	2,721,006
Raptor Pharmaceutical Corp. (c)*	63,000	313,740
Repligen Corp. *	42,300	170,046
Repros Therapeutics, Inc. *	20,300	184,527
Rigel Pharmaceuticals, Inc. *	98,100	1,073,214
Sagent Pharmaceuticals, Inc. *	12,900	251,550
Sangamo BioSciences, Inc. (c)*	70,100	368,726
Santarus, Inc. *	71,400	519,078
SciClone Pharmaceuticals, Inc. *	78,000	448,500
Seattle Genetics, Inc. (c)*	132,298	3,460,916
Sequenom, Inc. (c)*	152,200	427,682
SIGA Technologies, Inc. (c)*	46,100	134,151
Spectrum Pharmaceuticals, Inc. (c)*	81,700	1,142,983
Sucampo Pharmaceuticals, Inc., Class A *	17,000	68,680
Sunesis Pharmaceuticals, Inc. (c)*	38,100	113,157
Supernus Pharmaceuticals, Inc. (c)*	15,400	188,342
Synageva BioPharma Corp. *	14,300	715,858
Synergy Pharmaceuticals, Inc. *	56,400	230,676
Synta Pharmaceuticals Corp. (c)*	51,000	374,850

 13

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Targacept, Inc. *	47,400	204,768
The Medicines Co. *	75,708	1,895,728
Theravance, Inc. *	83,238	2,424,723
Threshold Pharmaceuticals, Inc. (c)*	61,700	428,198
Transcept Pharmaceuticals, Inc. (c)*	17,300	105,357
Trius Therapeutics, Inc. *	31,300	172,463
Vanda Pharmaceuticals, Inc. *	37,600	151,528
Ventrus Biosciences, Inc. *	17,100	62,586
Verastem, Inc. *	6,000	56,040
Vical, Inc. *	113,400	392,364
ViroPharma, Inc. *	94,774	2,057,543
VIVUS, Inc. *	136,900	2,879,007
XenoPort, Inc. *	47,400	373,512
XOMA Corp. (c)*	93,500	339,405
ZIOPHARM Oncology, Inc. (c)*	89,200	502,196
Zogenix, Inc. (c)*	50,000	110,000

		100,367,847

Real Estate 8.0%
Acadia Realty Trust	60,236	1,442,050
AG Mortgage Investment Trust, Inc.	21,700	489,769
Agree Realty Corp.	15,200	357,656
Alexander’s, Inc.	2,900	1,239,083
American Assets Trust, Inc.	45,400	1,180,400
American Capital Mortgage Investment Corp.	49,800	1,222,590
American Realty Capital Trust, Inc.	217,600	2,397,952
Anworth Mortgage Asset Corp.	188,300	1,250,312
Apollo Commercial Real Estate Finance, Inc.	27,500	459,250
Apollo Residential Mortgage, Inc.	35,600	713,068
Ares Commercial Real Estate Corp. (c)	10,600	177,444
ARMOUR Residential REIT, Inc. (c)	321,500	2,462,690
Ashford Hospitality Trust	69,900	533,337
Associated Estates Realty Corp.	67,900	1,013,747
AV Homes, Inc. *	12,000	148,560
Campus Crest Communities, Inc.	49,100	538,136
CapLease, Inc.	91,200	414,960
Capstead Mortgage Corp.	128,500	1,809,280
Cedar Realty Trust, Inc.	91,500	471,225
Chatham Lodging Trust	18,500	254,375
Chesapeake Lodging Trust	43,100	731,407
Colonial Properties Trust	120,700	2,733,855
Colony Financial, Inc.	44,100	809,235
Consolidated-Tomoka Land Co.	5,600	157,584
Coresite Realty Corp.	28,200	751,812
Cousins Properties, Inc.	122,173	927,293
CreXus Investment Corp.	91,900	963,112
CubeSmart	169,100	2,027,509
CYS Investments, Inc.	228,700	3,307,002
DCT Industrial Trust, Inc.	339,100	2,122,766
DiamondRock Hospitality Co.	257,917	2,439,895
DuPont Fabros Technology, Inc.	84,200	2,264,980
Dynex Capital, Inc.	72,600	754,314
EastGroup Properties, Inc.	39,090	2,090,533
Education Realty Trust, Inc.	130,100	1,524,772
Entertainment Properties Trust	64,300	2,903,788
Equity One, Inc.	75,337	1,634,060
Excel Trust, Inc.	46,200	565,488
FelCor Lodging Trust, Inc. *	170,200	823,768
First Industrial Realty Trust, Inc. *	121,700	1,550,458
First Potomac Realty Trust	73,300	849,547
Forestar Group, Inc. *	47,400	539,412
Franklin Street Properties Corp.	99,465	1,031,452
Getty Realty Corp. (c)	34,542	641,790
Gladstone Commercial Corp.	14,700	254,163
Glimcher Realty Trust	191,500	1,918,830
Government Properties Income Trust	50,900	1,165,610
Gramercy Capital Corp. *	63,000	149,310
Gyrodyne Co of America, Inc. *	1,600	182,384
Healthcare Realty Trust, Inc.	107,081	2,629,909
Hersha Hospitality Trust	236,100	1,147,446
Highwoods Properties, Inc.	101,500	3,437,805
Hudson Pacific Properties, Inc.	49,200	874,776
Inland Real Estate Corp.	103,236	823,823
Invesco Mortgage Capital, Inc.	158,400	3,134,736
Investors Real Estate Trust	123,300	1,006,128
iStar Financial, Inc. *	123,900	832,608
Kennedy-Wilson Holdings, Inc.	59,200	809,856
Kite Realty Group Trust	74,600	375,238
LaSalle Hotel Properties	117,526	3,086,233
Lexington Realty Trust	160,384	1,433,833
LTC Properties, Inc.	42,867	1,530,352
Medical Properties Trust, Inc.	186,100	1,833,085
Mission West Properties, Inc.	23,700	208,797
Monmouth Real Estate Investment Corp., Class A	59,400	661,716
National Health Investors, Inc.	33,568	1,802,266
New York Mortgage Trust, Inc.	23,800	161,840
NorthStar Realty Finance Corp. (c)	179,200	987,392
Omega Healthcare Investors, Inc.	145,300	3,522,072
One Liberty Properties, Inc.	14,900	281,461
Parkway Properties, Inc.	21,800	242,634
Pebblebrook Hotel Trust	78,800	1,790,336
Pennsylvania Real Estate Investment Trust	80,012	1,148,972
PennyMac Mortgage Investment Trust	55,300	1,165,171
Potlatch Corp.	55,403	1,917,498
PS Business Parks, Inc.	24,938	1,686,058
RAIT Financial Trust (c)	66,800	309,952
Ramco-Gershenson Properties Trust	61,700	786,058
Redwood Trust, Inc.	108,500	1,398,565
Resource Capital Corp.	111,300	606,585
Retail Opportunity Investments Corp. (c)	66,600	811,854
RLJ Lodging Trust	146,500	2,578,400
Rouse Properties, Inc.	30,400	420,736
Sabra Health Care REIT, Inc.	51,866	960,558
Saul Centers, Inc.	9,800	408,072
Select Income REIT	12,600	317,016
Sovran Self Storage, Inc.	39,826	2,274,065
STAG Industrial, Inc.	32,800	474,288
Starwood Property Trust, Inc.	159,800	3,557,148

14

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Strategic Hotels & Resorts, Inc. *	252,400	1,529,544
Summit Hotel Properties, Inc.	41,900	347,770
Sun Communities, Inc.	36,300	1,691,217
Sunstone Hotel Investors, Inc. *	187,710	1,878,977
Tejon Ranch Co. *	19,092	496,201
Terreno Realty Corp.	17,900	266,889
Thomas Properties Group, Inc.	44,200	222,768
Two Harbors Investment Corp.	383,400	4,397,598
UMH Properties, Inc.	15,400	172,172
Universal Health Realty Income Trust	15,900	692,286
Urstadt Biddle Properties, Class A	30,900	586,791
Washington Real Estate Investment Trust	91,000	2,429,700
Western Asset Mortgage Capital Corp. *	11,000	224,620
Whitestone REIT, Class B	13,900	189,735
Winthrop Realty Trust	38,400	466,944
Zillow, Inc. (c)*	5,500	207,130

		125,627,693

Retailing 4.4%
1-800-FLOWERS.COM, Inc., Class A *	34,800	122,148
Aeropostale, Inc. *	111,600	2,200,752
America’s Car-Mart, Inc. *	11,500	527,620
ANN, Inc. *	69,700	1,887,476
Asbury Automotive Group, Inc. *	39,100	1,022,856
Barnes & Noble, Inc. (c)*	38,900	516,203
Bebe Stores, Inc.	51,449	308,694
Big 5 Sporting Goods Corp.	29,400	221,676
Blue Nile, Inc. (c)*	19,000	487,920
Body Central Corp. *	22,200	229,548
Brown Shoe Co., Inc.	56,175	772,968
Cabela’s, Inc. *	64,036	2,941,814
CafePress, Inc. *	6,300	50,967
Casual Male Retail Group, Inc. *	56,400	214,320
Citi Trends, Inc. *	20,100	302,103
Collective Brands, Inc. *	82,500	1,775,400
Conn’s, Inc. *	19,400	346,290
Core-Mark Holding Co., Inc.	15,300	738,837
Destination Maternity Corp.	18,400	329,176
Express, Inc. *	122,800	1,977,080
Francesca’s Holdings Corp. *	47,800	1,501,398
Fred’s, Inc., Class A	49,600	704,320
Geeknet, Inc. *	5,900	118,000
Genesco, Inc. *	33,644	2,227,906
Gordmans Stores, Inc. *	11,600	196,504
Group 1 Automotive, Inc.	31,500	1,693,125
Haverty Furniture Cos, Inc.	25,200	284,256
hhgregg, Inc. (c)*	27,700	190,576
Hibbett Sports, Inc. *	36,675	2,228,740
Hot Topic, Inc.	54,900	557,784
HSN, Inc.	53,500	2,266,260
Jos. A. Bank Clothiers, Inc. *	38,218	1,615,093
Kirkland’s, Inc. *	22,400	242,144
Lithia Motors, Inc., Class A	29,600	824,656
Lumber Liquidators Holdings, Inc. *	37,800	1,598,562
MarineMax, Inc. *	31,100	231,384
Mattress Firm Holding Corp. (c)*	15,100	440,316
Monro Muffler Brake, Inc.	42,450	1,403,821
New York & Co., Inc. *	36,400	165,620
Nutrisystem, Inc.	36,148	379,012
Office Depot, Inc. *	389,700	693,666
OfficeMax, Inc. *	115,200	517,248
Orbitz Worldwide, Inc. *	28,000	121,520
Orchard Supply Hardware Stores Corp., Class A *	4,800	80,448
Overstock.com, Inc. (c)*	15,500	124,620
Penske Automotive Group, Inc.	59,816	1,429,602
Perfumania Holdings, Inc. *	9,800	84,280
PetMed Express, Inc.	25,300	245,916
Pier 1 Imports, Inc.	131,400	2,166,786
Pool Corp.	64,477	2,376,622
RadioShack Corp. (c)	136,500	397,215
Rent-A-Center, Inc.	81,605	2,901,874
rue21, Inc. *	20,100	495,264
Saks, Inc. (c)*	154,500	1,611,435
Select Comfort Corp. *	77,900	2,026,179
Shoe Carnival, Inc.	18,450	409,590
Shutterfly, Inc. *	49,100	1,611,953
Sonic Automotive, Inc., Class A	53,900	922,768
Stage Stores, Inc.	41,627	788,415
Stein Mart, Inc. *	36,800	292,560
Systemax, Inc. *	14,500	180,815
Teavana Holdings, Inc. *	9,600	107,520
The Bon-Ton Stores, Inc. (c)	16,500	108,900
The Buckle, Inc. (c)	38,064	1,471,935
The Cato Corp., Class A	37,004	1,036,112
The Children’s Place Retail Stores, Inc. *	34,913	1,773,580
The Finish Line, Inc., Class A	69,419	1,449,469
The Men’s Wearhouse, Inc.	69,100	1,882,975
The Pep Boys - Manny, Moe & Jack	70,500	639,435
The Talbots, Inc. (c)*	93,600	256,464
The Wet Seal, Inc., Class A *	121,200	332,088
Tilly’s, Inc., Class A *	12,600	209,286
Tuesday Morning Corp. *	57,700	291,962
US Auto Parts Network, Inc. *	24,800	105,400
Vitacost.com, Inc. (c)*	30,300	199,980
Vitamin Shoppe, Inc. *	40,400	2,218,768
VOXX International Corp. *	24,200	181,258
West Marine, Inc. *	19,800	202,554
Weyco Group, Inc.	9,100	216,580
Winmark Corp.	3,000	165,720
Zumiez, Inc. *	30,100	1,093,533

		69,265,620

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	57,600	709,632
Alpha & Omega Semiconductor Ltd. *	28,000	215,880
Amkor Technology, Inc. (c)*	109,518	583,731
ANADIGICS, Inc. *	90,300	114,681
Applied Micro Circuits Corp. *	84,865	485,428
ATMI, Inc. *	46,054	874,105
AuthenTec, Inc. *	61,100	513,240
Axcelis Technologies, Inc. *	142,100	120,785

 15

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AXT, Inc. *	42,800	149,372
Brooks Automation, Inc.	88,631	820,723
Cabot Microelectronics Corp.	31,500	926,100
Cavium, Inc. *	68,300	1,845,466
CEVA, Inc. *	30,900	480,186
Cirrus Logic, Inc. *	88,700	3,261,499
Cohu, Inc.	32,200	276,920
Cymer, Inc. *	42,465	2,429,423
Diodes, Inc. *	47,281	895,502
DSP Group, Inc. *	31,400	181,492
Entegris, Inc. *	188,400	1,516,620
Entropic Communications, Inc. *	119,200	715,200
Exar Corp. *	49,000	362,600
First Solar, Inc. (c)*	82,700	1,285,158
FormFactor, Inc. *	68,473	419,055
FSI International, Inc. *	51,800	187,516
GSI Technology, Inc. *	27,000	129,330
GT Advanced Technologies, Inc. *	168,600	863,232
Hittite Microwave Corp. *	42,909	2,174,199
Inphi Corp. *	32,100	353,100
Integrated Device Technology, Inc. *	198,500	1,000,440
Integrated Silicon Solutions, Inc. *	35,900	349,307
Intermolecular, Inc. *	19,000	126,540
International Rectifier Corp. *	95,000	1,618,800
Intersil Corp., Class A	175,000	1,611,750
IXYS Corp. *	32,400	327,240
Kopin Corp. *	86,500	313,995
Lattice Semiconductor Corp. *	157,800	585,438
LTX-Credence Corp. *	66,300	388,518
M/A-COM Technology Solutions Holdings, Inc. *	8,300	146,827
Mattson Technology, Inc. *	80,300	70,664
MaxLinear, Inc., Class A *	30,400	143,488
MEMC Electronic Materials, Inc. *	316,900	608,448
Micrel, Inc.	67,505	630,497
Microsemi Corp. *	122,019	2,362,288
Mindspeed Technologies, Inc. *	44,900	105,964
MIPS Technologies, Inc. *	65,300	401,595
MKS Instruments, Inc.	72,099	1,903,413
Monolithic Power Systems, Inc. *	43,900	850,782
MoSys, Inc. *	43,700	141,151
Nanometrics, Inc. *	32,200	489,118
NVE Corp. *	6,400	354,048
OmniVision Technologies, Inc. *	71,873	1,007,659
PDF Solutions, Inc. *	31,400	292,334
Pericom Semiconductor Corp. *	33,500	269,340
Photronics, Inc. *	78,700	460,395
PLX Technology, Inc. (c)*	59,600	337,336
Power Integrations, Inc.	38,662	1,362,449
QuickLogic Corp. (c)*	53,100	126,909
Rambus, Inc. *	151,600	636,720
RF Micro Devices, Inc. *	381,900	1,481,772
Rubicon Technology, Inc. (c)*	23,500	236,175
Rudolph Technologies, Inc. *	42,400	424,000
Semtech Corp. *	89,929	2,148,404
Sigma Designs, Inc. *	43,000	292,400
Silicon Image, Inc. *	125,000	490,000
Spansion, Inc., Class A *	67,400	690,850
Standard Microsystems Corp. *	32,892	1,214,044
STR Holdings, Inc. (c)*	40,500	135,270
SunPower Corp. *	54,600	214,032
Supertex, Inc. *	14,800	251,452
Tessera Technologies, Inc.	71,290	1,030,140
TriQuint Semiconductor, Inc. *	231,400	1,305,096
Ultra Clean Holdings, Inc. *	30,500	184,220
Ultratech, Inc. *	36,000	1,145,160
Veeco Instruments, Inc. (c)*	54,600	1,949,766
Volterra Semiconductor Corp. *	34,800	799,704

		55,906,113

Software & Services 8.4%
Accelrys, Inc. *	74,200	602,504
ACI Worldwide, Inc. *	54,415	2,394,804
Actuate Corp. *	67,700	437,342
Acxiom Corp. *	108,676	1,822,497
Advent Software, Inc. *	43,928	999,801
American Software, Inc., Class A	30,400	245,024
Ancestry.com, Inc. (c)*	42,400	1,419,128
Angie’s List, Inc. (c)*	48,800	634,400
Aspen Technology, Inc. *	128,500	3,004,330
AVG Technologies NV *	10,800	108,324
Bankrate, Inc. *	63,400	1,011,230
Bazaarvoice, Inc. (c)*	14,600	226,300
Blackbaud, Inc.	61,969	1,671,924
Blucora, Inc. *	52,800	805,200
Bottomline Technologies, Inc. *	48,100	913,419
Brightcove, Inc. *	7,700	114,037
BroadSoft, Inc. *	37,700	925,535
CACI International, Inc., Class A *	36,600	2,066,070
Callidus Software, Inc. *	55,900	258,817
Carbonite, Inc. (c)*	15,500	150,350
Cardtronics, Inc. *	60,600	1,879,206
Cass Information Systems, Inc.	12,400	471,200
CIBER, Inc. *	100,000	375,000
CommVault Systems, Inc. *	61,300	2,974,276
Computer Task Group, Inc. *	20,200	301,182
comScore, Inc. *	48,500	746,900
Comverse Technology, Inc. *	300,700	1,632,801
Constant Contact, Inc. *	41,800	700,986
Convergys Corp.	160,200	2,361,348
Cornerstone OnDemand, Inc. *	46,200	1,098,636
CoStar Group, Inc. *	36,475	3,010,282
CSG Systems International, Inc. *	46,400	818,032
DealerTrack Holdings, Inc. *	58,236	1,698,744
Deltek, Inc. *	29,700	386,694
Demand Media, Inc. *	41,100	457,032
Demandware, Inc. (c)*	9,000	221,130
Dice Holdings, Inc. *	64,900	489,346
Digimarc Corp.	8,400	204,036
Digital River, Inc. *	49,800	885,942
EarthLink, Inc.	147,381	1,009,560
Ebix, Inc. (c)	38,600	837,234
Ellie Mae, Inc. *	34,500	707,250
Envestnet, Inc. *	25,600	312,576
Envivio, Inc. *	10,600	63,494
EPAM Systems, Inc. *	4,900	78,596
EPIQ Systems, Inc.	42,100	475,309
ePlus, Inc. *	5,200	176,696
Euronet Worldwide, Inc. *	68,636	1,254,666
ExactTarget, Inc. (c)*	13,400	305,520
ExlService Holdings, Inc. *	32,100	791,265
Fair Isaac Corp.	47,800	2,069,262

16

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FalconStor Software, Inc. *	41,100	83,022
Forrester Research, Inc.	19,717	562,723
Global Cash Access Holdings, Inc. *	86,400	558,144
Glu Mobile, Inc. (c)*	74,200	356,160
Guidance Software, Inc. *	18,600	183,396
Guidewire Software, Inc. *	26,600	682,556
Heartland Payment Systems, Inc.	53,200	1,686,440
Higher One Holdings, Inc. (c)*	48,000	532,320
iGATE Corp. *	44,140	701,826
Imperva, Inc. *	13,400	353,760
Infoblox, Inc. *	10,700	224,807
Innodata Isogen, Inc. *	30,500	117,120
Interactive Intelligence Group, Inc. *	19,100	498,128
Internap Network Services Corp. *	70,000	450,800
IntraLinks Holdings, Inc. *	42,800	186,608
Ipass, Inc. *	71,300	162,564
j2 Global, Inc.	63,528	1,901,393
JDA Software Group, Inc. *	58,369	1,726,555
Jive Software, Inc. (c)*	20,700	414,621
Kenexa Corp. *	37,500	892,875
Keynote Systems, Inc.	21,500	295,625
KIT Digital, Inc. (c)*	65,800	210,560
Limelight Networks, Inc. *	90,900	252,702
Lionbridge Technologies, Inc. *	82,500	254,100
Liquidity Services, Inc. *	32,300	1,476,756
LivePerson, Inc. *	75,500	1,411,850
LogMeIn, Inc. *	30,300	574,185
Manhattan Associates, Inc. *	27,347	1,276,831
ManTech International Corp., Class A	31,200	684,216
Marchex, Inc., Class B	28,600	99,242
Market Leader, Inc. *	30,300	161,802
Mattersight Corp. *	13,900	108,003
MAXIMUS, Inc.	46,448	2,345,624
MeetMe, Inc. (c)*	47,000	77,550
Mentor Graphics Corp. *	128,967	1,970,616
MicroStrategy, Inc., Class A *	11,662	1,358,157
Millennial Media, Inc. *	15,700	155,901
ModusLink Global Solutions, Inc. *	58,700	200,754
MoneyGram International, Inc. *	29,500	459,020
Monotype Imaging Holdings, Inc. *	53,100	779,508
Monster Worldwide, Inc. *	166,500	1,207,125
Move, Inc. *	53,100	489,051
NetScout Systems, Inc. *	50,000	1,168,000
NIC, Inc.	85,700	1,153,522
OpenTable, Inc. (c)*	31,500	1,145,340
Opnet Technologies, Inc.	19,300	510,292
Parametric Technology Corp. *	164,200	3,536,868
Pegasystems, Inc.	23,600	655,608
Perficient, Inc. *	43,800	582,102
Pervasive Software, Inc. *	18,200	123,032
PRGX Global, Inc. *	26,200	199,120
Progress Software Corp. *	89,820	1,746,101
Proofpoint, Inc. *	8,700	120,234
PROS Holdings, Inc. *	28,800	401,472
QAD, Inc., Class A *	8,800	122,760
QLIK Technologies, Inc. *	117,200	2,344,000
Quest Software, Inc. *	75,600	2,112,264
QuinStreet, Inc. *	44,900	407,243
RealNetworks, Inc.	28,257	219,274
RealPage, Inc. (c)*	49,200	1,093,224
Responsys, Inc. *	49,100	547,465
Rosetta Stone, Inc. *	14,700	191,541
Saba Software, Inc. *	37,900	316,086
Sapiens International Corp. NV (c)*	19,400	68,288
Sapient Corp.	169,163	1,684,863
SciQuest, Inc. *	24,500	416,990
SeaChange International, Inc. *	35,400	267,978
ServiceSource International, Inc. *	68,100	768,168
Sourcefire, Inc. *	40,600	2,072,630
Spark Networks, Inc. (c)*	15,700	90,903
SPS Commerce, Inc. *	14,500	469,075
SS&C Technologies Holdings, Inc. *	46,500	1,129,950
Stamps.com, Inc. *	19,400	410,310
Support.com, Inc. *	64,900	184,965
Synacor, Inc. (c)*	9,300	90,489
Synchronoss Technologies, Inc. *	37,900	724,648
Syntel, Inc.	20,600	1,197,478
Take-Two Interactive Software, Inc. *	107,304	942,129
Tangoe, Inc. *	40,900	784,871
TechTarget, Inc. *	19,600	80,556
TeleNav, Inc. *	22,100	127,517
TeleTech Holdings, Inc. *	34,000	559,640
The Active Network, Inc. *	53,300	756,327
The Hackett Group, Inc. *	40,800	192,168
The Ultimate Software Group, Inc. *	36,600	3,274,602
TiVo, Inc. *	171,203	1,487,754
TNS, Inc. *	34,100	577,313
Travelzoo, Inc. (c)*	9,800	211,778
Tyler Technologies, Inc. *	41,300	1,611,526
Unisys Corp. *	60,150	1,168,714
United Online, Inc.	118,687	503,233
Unwired Planet, Inc. *	114,100	223,636
ValueClick, Inc. *	110,700	1,739,097
VASCO Data Security International, Inc. *	36,200	334,850
Verint Systems, Inc. *	29,900	834,509
Virnetx Holding Corp. (c)*	57,600	1,362,816
Virtusa Corp. *	25,600	387,840
VistaPrint N.V. (c)*	50,800	1,752,600
Vocus, Inc. *	28,300	489,590
Web.com Group, Inc. *	48,100	745,550
WebMD Health Corp. *	69,600	1,023,816
Websense, Inc. *	53,504	803,095
Wright Express Corp. *	53,376	3,436,347
XO Group, Inc. *	39,800	342,678
Yelp, Inc. (c)*	11,600	231,536
Zix Corp. *	88,900	216,916

		131,205,520

Technology Hardware & Equipment 5.2%
3D Systems Corp. (c)*	62,300	2,367,400
ADTRAN, Inc.	86,900	1,875,302

 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aeroflex Holding Corp. *	26,600	159,866
Agilysys, Inc. *	24,000	208,560
Ambient Corp. (c)*	9,400	55,084
Anaren, Inc. *	20,200	405,414
Anixter International, Inc.	38,800	2,208,108
Arris Group, Inc. *	155,160	1,968,980
Aruba Networks, Inc. *	153,500	2,176,630
Audience, Inc. *	8,300	149,815
Aviat Networks, Inc. *	81,200	183,512
Avid Technology, Inc. *	39,705	365,683
Aware, Inc.	15,800	97,802
Badger Meter, Inc.	20,203	684,680
Bel Fuse, Inc., Class B	14,100	254,223
Benchmark Electronics, Inc. *	81,294	1,281,194
Black Box Corp.	24,092	641,811
Brightpoint, Inc. *	91,295	818,916
CalAmp Corp. *	39,400	296,682
Calix, Inc. *	58,800	271,068
Checkpoint Systems, Inc. *	53,744	413,291
Ciena Corp. *	136,100	2,181,683
Cognex Corp.	58,809	1,987,744
Coherent, Inc. *	32,451	1,584,582
Comtech Telecommunications Corp.	27,100	740,372
Cray, Inc. *	48,500	602,855
CTS Corp.	46,000	409,400
Daktronics, Inc.	46,400	358,672
Datalink Corp. *	20,900	164,483
Digi International, Inc. *	33,900	310,185
DTS, Inc. *	28,343	528,022
Echelon Corp. *	47,000	151,340
Electro Rent Corp.	25,200	422,352
Electro Scientific Industries, Inc.	30,200	374,782
Electronics for Imaging, Inc. *	62,509	913,882
Emulex Corp. *	117,590	760,807
Extreme Networks, Inc. *	123,300	394,560
Fabrinet *	33,700	447,536
FARO Technologies, Inc. *	23,200	998,296
FEI Co.	51,800	2,471,378
Finisar Corp. *	125,300	1,557,479
Globecomm Systems, Inc. *	30,000	305,400
GSI Group, Inc. *	40,000	412,000
Harmonic, Inc. *	171,900	728,856
Imation Corp. *	40,200	223,914
Immersion Corp. *	38,200	213,538
Infinera Corp. *	150,600	831,312
Insight Enterprises, Inc. *	63,500	1,064,260
InterDigital, Inc.	60,800	1,659,840
Intermec, Inc. *	79,640	479,433
Intevac, Inc. *	30,600	179,622
InvenSense, Inc. (c)*	50,000	645,000
Ixia *	57,864	896,892
KEMET Corp. *	59,100	285,453
Key Tronic Corp. *	14,400	106,848
KVH Industries, Inc. *	19,900	259,695
LeCroy Corp. *	22,000	314,380
Littelfuse, Inc.	30,400	1,630,656
Loral Space & Communications, Inc.	15,900	1,144,005
Maxwell Technologies, Inc. *	37,400	243,474
Measurement Specialties, Inc. *	20,000	595,600
Mercury Computer Systems, Inc. *	40,400	471,468
Mesa Laboratories, Inc.	3,600	166,680
Methode Electronics, Inc.	49,500	435,600
MTS Systems Corp.	22,075	959,600
Multi-Fineline Electronix, Inc. *	12,100	316,657
Neonode, Inc. *	30,900	156,045
NeoPhotonics Corp. *	26,800	132,928
NETGEAR, Inc. *	52,100	1,804,223
Newport Corp. *	56,400	634,500
NumereX Corp., Class A (c)*	12,800	121,728
Oclaro, Inc. (c)*	67,600	189,280
OCZ Technology Group, Inc. (c)*	88,200	553,014
Oplink Communications, Inc. *	26,200	347,412
OSI Systems, Inc. *	27,300	1,761,942
Park Electrochemical Corp.	27,800	750,878
ParkerVision, Inc. (c)*	104,200	261,542
PC Connection, Inc.	12,500	148,625
PC-Tel, Inc.	25,400	156,464
Plantronics, Inc.	57,993	1,903,330
Plexus Corp. *	47,662	1,368,853
Power-One, Inc. *	91,200	456,000
Procera Networks, Inc. *	25,800	657,384
QLogic Corp. *	133,800	1,544,052
Quantum Corp. *	321,700	476,116
Radisys Corp. *	38,000	129,580
RealD, Inc. (c)*	60,400	585,880
Richardson Electronics Ltd.	18,900	231,525
Rofin-Sinar Technologies, Inc. *	38,136	691,406
Rogers Corp. *	22,367	801,857
Sanmina-SCI Corp. *	118,100	1,008,574
ScanSource, Inc. *	37,878	1,093,538
ShoreTel, Inc. *	63,200	295,776
Silicon Graphics International Corp. (c)*	41,500	275,975
Sonus Networks, Inc. *	282,658	469,212
STEC, Inc. *	49,000	395,430
Stratasys, Inc. *	29,200	1,789,376
Super Micro Computer, Inc. *	40,000	496,400
Sycamore Networks, Inc. *	26,811	382,057
Symmetricom, Inc. *	58,000	347,420
Synaptics, Inc. *	46,200	1,218,756
SYNNEX Corp. *	36,100	1,221,263
Tellabs, Inc.	502,800	1,654,212
Telular Corp.	22,800	215,004
TESSCO Technologies, Inc.	7,400	138,750
TTM Technologies, Inc. *	78,000	853,320
Ubiquiti Networks, Inc. (c)*	17,300	244,622
Universal Display Corp. (c)*	54,500	1,730,920
ViaSat, Inc. *	51,519	1,973,178
Viasystems Group, Inc. *	3,800	58,520
Vishay Precision Group, Inc. *	16,500	224,400
Westell Technologies, Inc., Class A *	71,100	155,709
Zygo Corp. *	21,300	380,844

		81,302,434

Telecommunication Services 0.7%
8x8, Inc. *	97,100	531,137
Atlantic Tele-Network, Inc.	12,600	440,496
Boingo Wireless, Inc. *	21,700	186,403

18

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cbeyond, Inc. *	37,400	266,662
Cincinnati Bell, Inc. *	266,245	1,025,043
Cogent Communications Group, Inc. *	64,300	1,187,621
Consolidated Communications Holdings, Inc. (c)	67,525	1,070,947
Fairpoint Communications, Inc. (c)*	28,900	176,579
General Communication, Inc., Class A *	55,500	523,920
Hawaiian Telcom Holdco, Inc. *	14,100	253,800
HickoryTech Corp.	17,900	190,993
IDT Corp., Class B	18,600	188,232
inContact, Inc. *	41,100	211,254
Iridium Communications, Inc. *	68,200	617,892
Leap Wireless International, Inc. *	81,800	464,624
Lumos Networks Corp.	20,100	180,096
magicJack VocalTec Ltd. (c)*	20,700	459,747
Neutral Tandem, Inc. *	42,100	575,086
NTELOS Holdings Corp.	20,150	427,180
ORBCOMM, Inc. *	46,400	144,304
Premiere Global Services, Inc. *	70,000	641,200
Primus Telecommunications Group, Inc.	16,700	264,361
Shenandoah Telecommunications Co.	31,800	500,850
Towerstream Corp. (c)*	56,700	225,099
USA Mobility, Inc.	29,600	329,744
Vonage Holdings Corp. *	218,500	391,115

		11,474,385

Transportation 2.5%
Air Transport Services Group, Inc. *	72,100	348,243
Alaska Air Group, Inc. *	97,600	3,401,360
Allegiant Travel Co. *	20,500	1,456,730
AMERCO	11,504	1,074,474
Arkansas Best Corp.	34,072	466,446
Atlas Air Worldwide Holdings, Inc. *	36,300	1,646,568
Avis Budget Group, Inc. *	145,700	2,093,709
Celadon Group, Inc.	26,900	401,617
Dollar Thrifty Automotive Group, Inc. *	38,700	2,879,280
Echo Global Logistics, Inc. *	20,300	366,212
Forward Air Corp.	39,382	1,317,722
Genco Shipping & Trading Ltd. (c)*	48,200	104,112
Genesee & Wyoming, Inc., Class A *	55,600	3,450,536
Hawaiian Holdings, Inc. *	67,500	429,975
Heartland Express, Inc.	67,500	938,250
Hub Group, Inc., Class A *	50,892	1,514,037
International Shipholding Corp.	7,300	134,904
JetBlue Airways Corp. *	330,100	1,818,851
Knight Transportation, Inc.	81,700	1,252,461
Marten Transport Ltd.	20,800	373,360
Old Dominion Freight Line, Inc. *	65,183	2,763,759
Pacer International, Inc. *	46,900	196,980
Park-Ohio Holdings Corp. *	11,200	192,304
Patriot Transportation Holding, Inc. *	8,700	202,188
Quality Distribution, Inc. *	29,300	295,930
RailAmerica, Inc. *	28,600	784,498
Rand Logistics, Inc. (c)*	24,300	201,204
Republic Airways Holdings, Inc. *	64,600	293,930
Roadrunner Transportation Systems, Inc. *	17,600	307,472
Saia, Inc. *	21,300	481,380
SkyWest, Inc.	70,812	495,684
Spirit Airlines, Inc. *	57,100	1,228,221
Swift Transportation Co. *	106,100	880,630
Universal Truckload Services, Inc.	7,300	108,697
US Airways Group, Inc. *	222,900	2,554,434
Werner Enterprises, Inc.	60,743	1,401,948
Wesco Aircraft Holdings, Inc. *	28,100	375,135
XPO Logistics, Inc. *	24,200	307,824
Zipcar, Inc. (c)*	36,900	384,867

		38,925,932

Utilities 3.8%
ALLETE, Inc.	52,390	2,172,089
American DG Energy, Inc. (c)*	33,400	66,466
American States Water Co.	27,000	1,097,550
Artesian Resources Corp., Class A	8,700	187,224
Atlantic Power Corp. *	156,100	2,151,058
Avista Corp.	80,512	2,228,572
Black Hills Corp.	60,498	1,926,861
Cadiz, Inc. *	16,200	115,020
California Water Service Group	55,974	1,033,840
CH Energy Group, Inc.	20,797	1,352,429
Chesapeake Utilities Corp.	12,800	585,472
Cleco Corp.	83,600	3,658,336
Connecticut Water Service, Inc.	11,500	347,645
Consolidated Water Co., Ltd.	19,500	159,900
Delta Natural Gas Co., Inc.	9,300	188,790
El Paso Electric Co.	56,416	1,909,682
Genie Energy Ltd., Class B	18,600	131,316
GenOn Energy, Inc. *	1,061,100	2,525,418
IDACORP, Inc.	68,800	2,903,360
MGE Energy, Inc.	32,660	1,565,720
Middlesex Water Co.	20,900	390,830
New Jersey Resources Corp.	57,000	2,616,300
Northwest Natural Gas Co.	36,795	1,791,549
NorthWestern Corp.	49,912	1,843,250
Ormat Technologies, Inc.	24,000	432,000
Otter Tail Corp.	48,309	1,133,812
Piedmont Natural Gas Co., Inc.	98,400	3,127,152
PNM Resources, Inc.	109,400	2,275,520
Portland General Electric Co.	103,700	2,823,751
SJW Corp.	20,700	482,931
South Jersey Industries, Inc.	41,760	2,207,434
Southwest Gas Corp.	63,296	2,826,799
The Empire District Electric Co.	57,900	1,244,850
The Laclede Group, Inc.	31,977	1,335,999
The York Water Co.	17,000	306,510
UIL Holdings Corp.	69,510	2,574,651
Unitil Corp.	18,500	491,360
UNS Energy Corp.	55,317	2,251,402

 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WGL Holdings, Inc.	70,800	2,863,860

		59,326,708

Total Common Stock
(Cost $1,346,423,693)		1,553,970,418

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(b)*	138,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (a)(b)*	19,700	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.6%
Citibank
0.03%, 08/01/12	9,880,131	9,880,131

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.09%, 09/20/12 (d)(e)	2,950,000	2,949,631

Total Short-Term Investments
(Cost $12,829,762)		12,829,762

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 6.5% of net assets

Wells Fargo Advantage Government Money Market Fund	102,328,228	102,328,228

Total Collateral Invested for Securities on Loan
(Cost $102,328,228)		102,328,228

End of Collateral Invested for Securities on Loan.

At 07/31/12 tax basis cost of the fund’s investments was $1,364,335,668 and the unrealized appreciation and depreciation were $347,162,865 and ($144,698,353), respectively, with a net unrealized appreciation of $202,464,512.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $84,601 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/21/12	120	9,415,200	254,875

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded

20

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,427,535,828	$—	$—	$1,427,535,828
Banks	126,349,989	—	84,601	126,434,590
Warrants(a)	—	—	—	—
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	12,829,762	—	12,829,762

Total	$1,553,885,817	$12,829,762	$84,601	$1,566,800,180

Other Financial Instruments
Collateral Invested for Securities on Loan	$102,328,228	$—	$—	$102,328,228
Futures Contracts*	254,875	—	—	254,875

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock	$127,375	($3,526,188)	$3,579,245	$—	($95,831)	$—	$—	$84,601

Total	$127,375	($3,526,188)	$3,579,245	$—	($95,831)	$—	$—	$84,601

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46818JUL12

22

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	1,507,769,670	1,978,981,033
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.0%		Short-Term Investments	21,341,005	21,341,005

99.8%		Total Investments	1,529,110,675	2,000,322,038
0.8%		Collateral Invested for Securities on Loan	15,971,787	15,971,787
(0	.6)%	Other Assets and Liabilities, Net		(12,734,082)

100.0%		Net Assets		2,003,559,743

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.7%
American Axle & Manufacturing Holdings, Inc. *	8,300	89,557
BorgWarner, Inc. *	13,800	925,980
Cooper Tire & Rubber Co.	8,900	155,483
Dana Holding Corp.	19,500	257,010
Dorman Products, Inc. *	3,000	86,160
Drew Industries, Inc. *	2,400	64,464
Exide Technologies *	15,500	45,415
Federal-Mogul Corp. *	9,200	91,540
Ford Motor Co.	498,836	4,609,245
General Motors Co. *	74,800	1,474,308
Gentex Corp.	18,000	288,180
Harley-Davidson, Inc.	30,900	1,335,807
Johnson Controls, Inc.	89,400	2,203,710
Lear Corp.	14,000	497,700
Modine Manufacturing Co. *	8,000	53,680
Standard Motor Products, Inc.	7,500	105,450
Stoneridge, Inc. *	8,200	52,644
Strattec Security Corp.	1,500	33,765
Tenneco, Inc. *	7,480	219,089
Tesla Motors, Inc. (d)*	7,500	205,650
The Goodyear Tire & Rubber Co. *	29,000	332,050
Thor Industries, Inc.	7,500	215,475
TRW Automotive Holdings Corp. *	12,800	503,040
Visteon Corp. *	8,000	259,440
Winnebago Industries, Inc. *	5,100	51,663

		14,156,505

Banks 3.4%
1st Source Corp.	5,528	122,832
Ameris Bancorp *	1,848	22,065
Arrow Financial Corp.	1,180	28,698
Associated Banc-Corp.	21,500	268,535
Astoria Financial Corp.	11,300	106,446
BancFirst Corp.	2,300	93,426
BancorpSouth, Inc.	10,112	146,523
BancTrust Financial Group, Inc. *	2,100	6,216
Bank Mutual Corp.	11,668	49,706
Bank of Hawaii Corp.	6,500	303,615
Bank of the Ozarks, Inc.	5,600	180,264
BankUnited, Inc.	6,000	146,160
Banner Corp.	3,171	72,077
BB&T Corp.	90,358	2,834,530
BBCN Bancorp, Inc. *	7,000	79,380
Beneficial Mutual Bancorp, Inc. *	7,500	64,200
Berkshire Bancorp, Inc. *	3,600	29,772
Berkshire Hills Bancorp, Inc.	3,400	76,364
BOK Financial Corp.	7,540	425,935
Boston Private Financial Holdings, Inc.	12,129	114,134
Brookline Bancorp, Inc.	8,405	70,686
Bryn Mawr Bank Corp.	3,400	70,312
Camco Financial Corp. *	700	1,736
Camden National Corp.	700	25,249
Capital City Bank Group, Inc.	4,375	32,069
CapitalSource, Inc.	32,900	215,495
Capitol Federal Financial, Inc.	21,963	257,406
Cathay General Bancorp	9,200	148,948
Central Pacific Financial Corp. *	5,169	69,265
Century Bancorp, Inc., Class A	800	24,064
Chemical Financial Corp.	5,383	120,741
CIT Group, Inc. *	27,000	986,040
Citizens South Banking Corp.	1,050	7,067
City Holding Co.	4,800	158,640
City National Corp.	6,100	300,608
Columbia Banking System, Inc.	4,951	89,366
Comerica, Inc.	26,159	790,263
Commerce Bancshares, Inc.	17,861	703,366
Community Bank System, Inc.	4,400	121,044
Community Trust Bancorp, Inc.	2,487	84,409
Cullen/Frost Bankers, Inc.	8,300	459,073
CVB Financial Corp.	10,311	121,670
Dime Community Bancshares	6,875	99,687
East West Bancorp, Inc.	19,600	427,280
F.N.B. Corp.	15,661	170,392
Fifth Third Bancorp	120,414	1,664,121
First BanCorp *	479	1,811
First Busey Corp.	14,300	66,638
First Citizens BancShares, Inc., Class A	900	147,861
First Commonwealth Financial Corp.	13,504	94,663
First Financial Bancorp	10,339	165,010
First Financial Bankshares, Inc. (d)	6,000	206,970
First Financial Corp.	2,600	77,090
First Financial Holdings, Inc.	3,900	46,020

 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Horizon National Corp.	32,816	270,076
First M&F Corp.	2,000	12,500
First Merchants Corp.	9,041	128,653
First Midwest Bancorp, Inc.	9,125	103,112
First Niagara Financial Group, Inc.	37,165	281,711
First Republic Bank	11,000	357,830
First United Corp. *	2,200	10,780
FirstMerit Corp.	13,406	217,177
Flagstar Bancorp, Inc. *	54,100	47,067
Flushing Financial Corp.	6,800	95,948
Fulton Financial Corp.	28,262	259,728
Glacier Bancorp, Inc.	7,697	116,763
Great Southern Bancorp, Inc.	3,400	104,210
Hancock Holding Co.	9,144	278,709
Hawthorn Bancshares, Inc.	876	8,269
Heritage Financial Corp.	4,235	58,655
Home Bancshares, Inc.	3,300	99,495
Hudson City Bancorp, Inc.	59,231	376,117
Huntington Bancshares, Inc.	114,599	712,233
IBERIABANK Corp.	3,875	181,466
Independent Bank Corp.	3,000	89,130
Independent Bank Corp., Michigan *	431	1,246
Indiana Community Bancorp	800	18,280
International Bancshares Corp.	7,784	142,681
Investors Bancorp, Inc. *	9,600	156,192
Kearny Financial Corp.	9,000	87,480
KeyCorp	121,290	967,894
Lakeland Financial Corp.	3,700	95,238
M&T Bank Corp.	16,949	1,454,902
MainSource Financial Group, Inc.	3,235	37,785
MB Financial, Inc.	8,133	164,205
Merchants Bancshares, Inc.	1,450	38,338
MGIC Investment Corp. *	31,800	76,638
MutualFirst Financial, Inc.	2,000	22,340
National Penn Bancshares, Inc.	13,175	116,467
NBT Bancorp, Inc.	4,400	92,444
New York Community Bancorp, Inc.	58,085	753,943
North Valley Bancorp *	300	4,116
Northrim BanCorp, Inc.	4,281	86,305
Northwest Bancshares, Inc.	11,250	131,062
OceanFirst Financial Corp.	5,050	68,731
Ocwen Financial Corp. *	12,420	245,419
Old National Bancorp	15,244	186,587
Oriental Financial Group, Inc.	8,163	84,732
Oritani Financial Corp.	13,200	185,988
Pacific Capital Bancorp *	3,117	142,198
PacWest Bancorp	6,000	137,460
Park National Corp. (d)	2,845	192,720
People’s United Financial, Inc.	49,587	568,267
Peoples Financial Corp.	3,000	32,610
Pinnacle Financial Partners, Inc. *	6,475	126,586
PNC Financial Services Group, Inc.	68,932	4,073,881
Popular, Inc. *	12,520	188,676
Premier Financial Bancorp, Inc. *	245	1,926
PrivateBancorp, Inc.	8,000	122,560
Prosperity Bancshares, Inc.	6,400	259,648
Provident Financial Holdings, Inc.	2,750	33,660
Provident Financial Services, Inc.	5,217	79,455
Radian Group, Inc. (d)	24,500	68,600
Regions Financial Corp.	180,462	1,256,016
Renasant Corp.	4,125	73,012
Republic Bancorp, Inc., Class A	6,521	153,961
Roma Financial Corp.	4,000	36,360
S&T Bancorp, Inc.	4,400	72,600
S.Y. Bancorp, Inc.	1,470	34,354
Sandy Spring Bancorp, Inc.	5,900	105,079
SCBT Financial Corp.	3,000	111,120
Seacoast Banking Corp. of Florida *	1,980	2,772
Shore Bancshares, Inc.	1,250	6,613
Signature Bank *	6,000	387,000
Simmons First National Corp., Class A	4,000	93,360
Southwest Bancorp, Inc. *	5,300	48,760
StellarOne Corp.	6,000	80,340
Sterling Bancorp	1,918	18,394
Sterling Financial Corp. *	5,000	100,300
Suffolk Bancorp *	2,400	31,200
Sun Bancorp, Inc. *	11,218	32,981
SunTrust Banks, Inc.	71,742	1,696,698
Susquehanna Bancshares, Inc.	23,468	250,169
SVB Financial Group *	5,200	300,612
Synovus Financial Corp.	87,200	165,680
TCF Financial Corp.	19,100	197,303
Texas Capital Bancshares, Inc. *	4,000	172,360
TF Financial Corp.	735	17,140
TFS Financial Corp. *	19,500	183,495
The First of Long Island Corp.	4,000	114,760
Timberland Bancorp, Inc. *	2,000	10,360
Tompkins Financial Corp.	4,024	157,982
Tree.com, Inc. *	1,044	13,488
TriCo Bancshares	1,900	28,975
TrustCo Bank Corp.	14,857	81,862
Trustmark Corp.	8,300	200,694
U.S. Bancorp	250,431	8,389,438
UMB Financial Corp.	3,574	171,766
Umpqua Holdings Corp.	12,343	154,041
Union First Market Bankshares Corp.	7,050	107,653
United Bankshares, Inc.	7,400	172,420
United Community Banks, Inc. *	8,378	57,054
Valley National Bancorp	25,542	237,541
Washington Federal, Inc.	14,942	238,026
Washington Trust Bancorp, Inc.	2,500	62,050
Webster Financial Corp.	8,663	177,765
Wells Fargo & Co.	654,206	22,118,705
WesBanco, Inc.	4,456	92,284
West Coast Bancorp *	3,916	77,889
Westamerica Bancorp	5,200	239,200
Western Alliance Bancorp *	9,500	87,590
Wintrust Financial Corp.	5,800	212,918
WSFS Financial Corp.	2,000	82,860
Zions Bancorp	22,725	413,595

		67,581,422

Capital Goods 7.8%
3M Co.	84,000	7,663,320
A.O. Smith Corp.	4,950	244,629
AAON, Inc.	9,169	167,518
AAR Corp.	5,000	71,050

2

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aceto Corp.	5,000	43,900
Actuant Corp., Class A	8,680	247,033
Acuity Brands, Inc.	5,200	301,288
AECOM Technology Corp. *	14,000	226,940
Aegion Corp. *	4,300	74,820
Aerosonic Corp. *	300	1,110
AGCO Corp. *	12,762	559,486
Air Lease Corp. *	9,400	184,992
Aircastle Ltd.	5,500	65,065
Alamo Group, Inc.	2,500	71,575
Albany International Corp., Class A	3,918	70,132
Alliant Techsystems, Inc.	4,437	205,522
American Science & Engineering, Inc.	500	28,520
American Superconductor Corp. (d)*	5,200	19,292
American Woodmark Corp.	4,000	66,680
AMETEK, Inc.	32,925	1,020,675
Ampco-Pittsburgh Corp.	2,800	43,988
Apogee Enterprises, Inc.	1,200	19,428
Applied Industrial Technologies, Inc.	6,525	242,469
Armstrong World Industries, Inc.	3,500	135,275
Astronics Corp. *	3,438	103,415
Barnes Group, Inc.	6,600	157,476
BE Aerospace, Inc. *	13,200	517,836
Beacon Roofing Supply, Inc. *	5,000	132,550
Belden, Inc.	6,900	221,697
Blount International, Inc. *	6,200	88,164
Brady Corp., Class A	6,400	169,792
Breeze-Eastern Corp. *	500	3,500
Briggs & Stratton Corp.	6,500	113,360
Carlisle Cos., Inc.	9,200	464,508
Cascade Corp.	4,400	207,284
Caterpillar, Inc.	76,400	6,433,644
Ceradyne, Inc.	2,500	55,000
Chart Industries, Inc. *	3,000	194,580
CIRCOR International, Inc.	3,750	115,463
CLARCOR, Inc.	6,400	309,440
Coleman Cable, Inc.	1,500	13,005
Colfax Corp. *	5,900	170,746
Columbus McKinnon Corp. *	2,400	35,304
Cooper Industries plc	22,300	1,602,924
Crane Co.	8,000	312,000
Cubic Corp.	2,000	96,740
Cummins, Inc.	22,700	2,176,930
Curtiss-Wright Corp.	6,600	197,802
Danaher Corp.	74,400	3,929,064
Deere & Co.	54,300	4,171,326
DigitalGlobe, Inc. *	5,500	107,085
Donaldson Co., Inc.	18,000	614,340
Dover Corp.	23,700	1,290,939
Ducommun, Inc. *	3,200	31,552
Dycom Industries, Inc. *	5,300	92,326
Eaton Corp.	44,300	1,942,112
EMCOR Group, Inc.	7,800	205,374
Emerson Electric Co.	96,500	4,609,805
EnerSys *	7,500	256,125
Engility Holdings, Inc. *	2,517	36,743
EnPro Industries, Inc. *	3,000	103,410
ESCO Technologies, Inc.	2,800	100,828
Esterline Technologies Corp. *	4,400	258,368
Exelis, Inc.	23,400	219,960
Fastenal Co.	38,800	1,673,056
Federal Signal Corp. *	5,300	30,051
Flow International Corp. *	900	2,880
Flowserve Corp.	7,200	863,856
Fluor Corp.	23,200	1,150,256
Fortune Brands Home & Security, Inc. *	19,000	420,280
Foster Wheeler AG *	22,000	396,880
Franklin Electric Co., Inc.	1,300	73,333
FreightCar America, Inc.	2,500	50,850
FuelCell Energy, Inc. *	1,200	1,248
Furmanite Corp. *	1,400	6,272
Gardner Denver, Inc.	6,400	364,672
GATX Corp.	10,000	420,700
GenCorp, Inc. *	2,500	21,125
General Cable Corp. *	6,700	175,071
General Dynamics Corp.	38,800	2,461,472
General Electric Co.	1,388,666	28,814,819
GeoEye, Inc. *	6,000	152,580
Gibraltar Industries, Inc. *	2,500	23,800
Graco, Inc.	7,012	321,711
GrafTech International Ltd. *	16,600	173,470
Granite Construction, Inc.	4,850	125,615
Griffon Corp.	5,500	48,345
Hardinge, Inc.	4,800	43,776
Harsco Corp.	9,200	195,500
HEICO Corp., Class A	4,463	131,569
Hexcel Corp. *	13,000	302,770
Honeywell International, Inc.	94,062	5,460,299
Hubbell, Inc., Class B	6,800	559,504
Huntington Ingalls Industries, Inc. *	5,172	201,656
IDEX Corp.	10,225	390,084
II-VI, Inc. *	7,600	132,544
Illinois Tool Works, Inc.	55,300	3,005,002
Ingersoll-Rand plc	41,500	1,760,015
Integrated Electrical Services, Inc. *	5,105	14,651
Interline Brands, Inc. *	4,000	101,520
ITT Corp.	11,700	219,258
Jacobs Engineering Group, Inc. *	16,600	640,262
John Bean Technologies Corp.	4,983	73,001
Joy Global, Inc.	16,350	849,219
Kadant, Inc. *	3,001	62,151
Kaman Corp.	3,000	97,740
Kaydon Corp.	3,300	69,630
KBR, Inc.	19,000	498,560
Kennametal, Inc.	10,000	369,000
Kratos Defense & Security Solutions, Inc. *	3,180	17,967
L-3 Communications Holdings, Inc.	15,100	1,070,439
Lawson Products, Inc.	3,000	29,160
Lennox International, Inc.	6,771	295,690
Lincoln Electric Holdings, Inc.	11,800	470,584
Lockheed Martin Corp.	36,352	3,245,143
Lydall, Inc. *	5,500	70,180
Magnetek, Inc. *	1,650	26,120
Masco Corp.	46,300	556,989
MasTec, Inc. *	5,350	85,386
Meritor, Inc. *	9,900	46,332
Michael Baker Corp. *	3,000	75,660
Moog, Inc., Class A *	5,787	210,589

 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MSC Industrial Direct Co., Inc., Class A	6,300	432,999
Mueller Industries, Inc.	4,200	179,046
Mueller Water Products, Inc., Class A	23,139	81,912
NACCO Industries, Inc., Class A	1,300	130,195
Navistar International Corp. *	9,500	233,700
NCI Building Systems, Inc. *	580	6,241
NN, Inc. *	1,800	16,200
Nordson Corp.	8,000	410,080
Northrop Grumman Corp.	34,432	2,279,398
Omega Flex, Inc. *	700	6,993
Orbital Sciences Corp. *	7,600	99,560
Oshkosh Corp. *	11,000	247,720
Owens Corning *	14,000	376,040
PACCAR, Inc.	47,225	1,889,472
Pall Corp.	15,900	849,219
Parker Hannifin Corp.	19,500	1,566,240
Pentair, Inc.	12,500	547,875
Polypore International, Inc. (d)*	4,000	148,640
Powell Industries, Inc. *	4,000	137,080
Precision Castparts Corp.	18,802	2,924,839
Quanex Building Products Corp.	5,625	95,063
Quanta Services, Inc. *	27,371	629,259
Raven Industries, Inc.	5,600	183,288
Raytheon Co.	45,400	2,518,792
RBC Bearings, Inc. *	3,000	140,520
Regal-Beloit Corp.	4,500	289,665
Robbins & Myers, Inc.	6,970	319,505
Rockwell Automation, Inc.	18,700	1,259,632
Rockwell Collins, Inc.	20,100	1,016,457
Roper Industries, Inc.	12,700	1,263,015
Sauer-Danfoss, Inc.	3,800	137,522
Seaboard Corp. *	200	440,000
Simpson Manufacturing Co., Inc.	6,200	150,288
Snap-on, Inc.	7,000	474,460
Spirit AeroSystems Holdings, Inc., Class A *	14,500	340,750
SPX Corp.	8,610	522,799
Standex International Corp.	3,000	128,340
Stanley Black & Decker, Inc.	21,952	1,468,369
Taser International, Inc. *	1,700	9,197
Tecumseh Products Co., Class A *	3,200	17,344
Teledyne Technologies, Inc. *	9,657	601,631
Tennant Co.	4,200	175,014
Terex Corp. *	14,400	280,800
Textainer Group Holdings Ltd.	2,500	94,050
Textron, Inc.	35,100	914,355
The Babcock & Wilcox Co. *	15,500	389,050
The Boeing Co.	86,800	6,415,388
The Gorman-Rupp Co.	5,613	155,817
The Greenbrier Cos., Inc. *	4,100	66,830
The Manitowoc Co., Inc.	14,600	175,200
The Middleby Corp. *	5,000	489,600
The Shaw Group, Inc. *	11,500	447,925
The Timken Co.	9,600	347,520
The Toro Co.	8,200	308,320
Titan International, Inc.	4,125	85,264
TransDigm Group, Inc. *	6,600	814,176
Trinity Industries, Inc.	13,650	382,200
Triumph Group, Inc.	5,400	337,662
Tutor Perini Corp. *	5,000	56,800
Tyco International Ltd.	60,733	3,336,671
United Rentals, Inc. *	10,900	315,119
United Technologies Corp.	104,668	7,791,486
Universal Forest Products, Inc.	2,500	79,825
URS Corp.	10,700	375,249
USG Corp. (d)*	7,400	120,176
Valmont Industries, Inc.	2,700	334,476
Vicor Corp.	4,200	28,182
W.W. Grainger, Inc.	7,700	1,577,191
Wabash National Corp. *	8,000	54,240
WABCO Holdings, Inc. *	8,133	446,664
Wabtec Corp.	5,828	461,461
Watsco, Inc.	3,400	230,996
Watts Water Technologies, Inc., Class A	4,000	134,560
WESCO International, Inc. *	4,800	267,408
Woodward, Inc.	8,000	268,560
Xylem, Inc.	23,400	561,132

		155,676,228

Commercial & Professional Supplies 0.9%
A.T. Cross Co., Class A *	2,900	27,927
ABM Industries, Inc.	4,900	91,140
Acacia Research Corp. *	3,000	84,930
Acco Brands Corp. *	7,578	64,186
American Reprographics Co. *	7,000	30,590
AMREP Corp. *	2,500	15,187
Asset Acceptance Capital Corp. *	2,500	14,575
ASTA Funding, Inc.	6,000	55,920
Avery Dennison Corp.	12,700	391,033
Casella Waste Systems, Inc., Class A *	6,500	32,825
CDI Corp.	3,700	59,792
Cenveo, Inc. *	7,300	13,797
Cintas Corp.	15,350	608,320
Clean Harbors, Inc. *	5,000	302,700
Compx International, Inc.	2,000	25,680
Consolidated Graphics, Inc. *	3,900	92,469
Copart, Inc. *	17,618	418,604
Corrections Corp. of America	14,484	450,163
Covanta Holding Corp.	14,700	252,546
CRA International, Inc. *	2,500	38,725
Deluxe Corp.	6,800	192,576
Encore Capital Group, Inc. *	2,000	56,000
EnergySolutions, Inc. *	10,500	17,430
Ennis, Inc.	4,500	64,530
Equifax, Inc.	15,595	730,470
Exponent, Inc. *	6,000	310,140
FTI Consulting, Inc. *	5,700	145,521
G&K Services, Inc., Class A	4,100	129,191
GP Strategies Corp. *	1,500	25,665
Healthcare Services Group, Inc.	12,656	274,382
Heidrick & Struggles International, Inc.	3,100	41,478
Herman Miller, Inc.	8,700	159,210
HNI Corp.	4,000	106,280
Hudson Global, Inc. *	3,220	14,651
Huron Consulting Group, Inc. *	3,000	101,040
IHS, Inc., Class A *	6,600	727,782
Insperity, Inc.	2,800	73,472
Interface, Inc.	5,800	76,908

4

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Iron Mountain, Inc.	23,180	746,628
KAR Auction Services, Inc. *	6,000	96,060
Kelly Services, Inc., Class A	5,700	67,602
Kforce, Inc. *	4,905	56,751
Kimball International, Inc., Class B	9,100	85,085
Knoll, Inc.	7,000	95,830
Korn/Ferry International *	6,600	86,856
Manpower, Inc.	9,991	355,480
Mastech Holdings, Inc. *	540	3,024
McGrath RentCorp	4,600	122,406
Mine Safety Appliances Co.	4,700	161,304
Mobile Mini, Inc. *	1,200	17,184
Multi-Color Corp.	4,625	89,910
Navigant Consulting, Inc. *	5,000	58,150
Nielsen Holdings N.V. *	10,000	285,000
NL Industries, Inc.	7,800	92,040
On Assignment, Inc. *	4,700	73,273
Pitney Bowes, Inc. (d)	25,000	334,000
Portfolio Recovery Associates, Inc. *	2,000	169,360
Quad Graphics, Inc. (d)	2,500	38,475
R.R. Donnelley & Sons Co. (d)	23,500	284,820
Republic Services, Inc.	39,645	1,146,930
Resources Connection, Inc.	3,700	41,773
Robert Half International, Inc.	17,000	459,170
Rollins, Inc.	15,018	354,124
Steelcase, Inc., Class A	11,500	98,555
Stericycle, Inc. *	11,400	1,058,490
Sykes Enterprises, Inc. *	4,026	59,544
Tetra Tech, Inc. *	12,031	309,317
The Advisory Board Co. *	2,000	89,980
The Brink’s Co.	5,600	129,920
The Corporate Executive Board Co.	3,700	170,681
The Dun & Bradstreet Corp.	5,640	452,272
The Geo Group, Inc. *	17,380	401,826
The Standard Register Co.	4,100	3,321
Towers Watson & Co., Class A	6,600	386,958
TRC Cos., Inc. *	3,350	22,009
TrueBlue, Inc. *	6,000	91,320
UniFirst Corp.	1,500	93,930
United Stationers, Inc.	5,800	146,218
Verisk Analytics, Inc., Class A *	18,000	904,500
Viad Corp.	3,625	62,821
Virco Mfg. Corp. *	1,170	1,767
Waste Connections, Inc.	13,712	421,918
Waste Management, Inc.	54,700	1,881,680

		18,426,097

Consumer Durables & Apparel 1.3%
American Greetings Corp., Class A (d)	8,500	112,965
Blyth, Inc.	5,400	185,112
Brookfield Residential Properties, Inc. *	2,350	26,531
Brunswick Corp.	9,900	217,701
Callaway Golf Co.	8,100	44,469
Carter’s, Inc. *	8,000	405,360
Cavco Industries, Inc. *	410	19,623
Coach, Inc.	38,408	1,894,667
Columbia Sportswear Co.	4,350	220,066
Crocs, Inc. *	15,000	230,250
CSS Industries, Inc.	3,400	63,716
D.R. Horton, Inc.	35,104	618,883
Deckers Outdoor Corp. *	7,500	312,825
DGSE Cos., Inc. (a)(c)(d)*	700	2,604
Ethan Allen Interiors, Inc.	4,200	86,646
Fifth & Pacific Cos., Inc. *	11,600	128,528
Flexsteel Industries, Inc.	600	12,834
Foamex International, Inc. (a)(c)*	2,278	—
Fossil, Inc. *	6,762	484,768
Furniture Brands International, Inc. *	4,700	5,170
Garmin Ltd. (d)	16,000	617,760
Hanesbrands, Inc. *	11,047	331,631
Harman International Industries, Inc.	8,800	355,080
Hasbro, Inc.	14,500	519,390
Helen of Troy Ltd. *	5,000	152,300
Hovnanian Enterprises, Inc., Class A (d)*	3,700	8,584
Iconix Brand Group, Inc. *	15,200	269,496
iRobot Corp. *	3,000	68,280
JAKKS Pacific, Inc. (d)	3,000	48,060
Jarden Corp.	11,359	513,427
K-Swiss, Inc., Class A *	2,400	7,464
KB Home	7,800	72,072
Kenneth Cole Productions, Inc., Class A *	3,100	46,624
Kid Brands, Inc. *	3,000	4,590
La-Z-Boy, Inc. *	4,500	53,820
Leggett & Platt, Inc.	19,200	445,056
Lennar Corp., Class A	21,190	618,960
M.D.C. Holdings, Inc.	4,403	140,280
M/I Homes, Inc. *	1,800	29,862
Maidenform Brands, Inc. *	5,000	105,400
Marine Products Corp.	405	2,207
Mattel, Inc.	45,300	1,593,201
Meritage Homes Corp. *	1,000	35,100
Michael Kors Holdings Ltd. *	4,000	165,160
Mohawk Industries, Inc. *	6,819	452,986
Movado Group, Inc.	6,300	147,672
Nautilus, Inc. *	4,125	13,200
Newell Rubbermaid, Inc.	37,900	668,935
NIKE, Inc., Class B	49,500	4,620,825
NVR, Inc. *	600	464,388
Oxford Industries, Inc.	2,500	108,100
Perry Ellis International, Inc. *	5,500	103,675
Polaris Industries, Inc.	8,200	616,312
PulteGroup, Inc. *	42,876	484,499
PVH Corp.	8,600	683,098
Quiksilver, Inc. *	17,000	49,130
Ralph Lauren Corp.	8,000	1,154,720
Skechers U.S.A., Inc., Class A *	6,500	129,610
Skyline Corp.	2,600	12,766
Standard Pacific Corp. *	9,300	52,731
Stanley Furniture Co., Inc. *	6,875	28,119
Steven Madden Ltd. *	6,075	245,612
Sturm, Ruger & Co., Inc. (d)	6,000	296,580
Superior Uniform Group, Inc.	1,600	19,664
Tandy Brands Accessories, Inc. *	1,000	1,350
Tempur-Pedic International, Inc. *	8,000	227,920
The Jones Group, Inc.	12,156	128,489

 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Ryland Group, Inc.	6,700	159,996
The Warnaco Group, Inc. *	5,500	234,630
Toll Brothers, Inc. *	19,200	560,064
True Religion Apparel, Inc.	3,000	78,720
Tupperware Brands Corp.	7,800	408,876
Under Armour, Inc., Class A *	10,000	544,400
Universal Electronics, Inc. *	5,200	65,468
Vera Bradley, Inc. (d)*	3,000	68,370
VF Corp.	12,700	1,896,110
Whirlpool Corp.	9,849	665,398
Wolverine World Wide, Inc.	7,800	346,554

		27,015,489

Consumer Services 2.2%
Ambassadors Group, Inc.	3,400	18,564
American Public Education, Inc. *	2,500	62,775
Ameristar Casinos, Inc.	6,400	107,968
Apollo Group, Inc., Class A *	14,550	395,760
Ascent Capital Group, Inc., Class A *	3,116	155,115
Bally Technologies, Inc. *	5,000	218,550
Biglari Holdings, Inc. *	179	67,259
BJ’s Restaurants, Inc. *	3,000	118,740
Bob Evans Farms, Inc.	4,200	161,784
Boyd Gaming Corp. *	7,800	44,460
Brinker International, Inc.	12,350	400,264
Buffalo Wild Wings, Inc. *	3,000	217,770
Career Education Corp. *	8,614	40,572
Carnival Corp.	52,600	1,750,528
CEC Entertainment, Inc.	2,025	69,782
Chipotle Mexican Grill, Inc. *	4,100	1,198,553
Choice Hotels International, Inc.	6,800	272,544
Churchill Downs, Inc.	2,900	160,486
Coinstar, Inc. *	5,000	237,450
Corinthian Colleges, Inc. *	9,200	18,584
Cracker Barrel Old Country Store, Inc.	3,446	215,926
Darden Restaurants, Inc.	16,300	834,234
DeVry, Inc.	7,800	153,114
DineEquity, Inc. *	3,000	159,900
Domino’s Pizza, Inc.	8,100	276,534
Dover Downs Gaming & Entertainment, Inc.	5,899	16,104
Dover Motorsports, Inc. *	1,400	2,100
Dunkin’ Brands Group, Inc.	10,200	308,856
Education Management Corp. (d)*	3,700	13,912
Gaylord Entertainment Co. *	4,625	169,969
H&R Block, Inc.	36,200	583,906
Hillenbrand, Inc.	8,800	152,152
Hyatt Hotels Corp., Class A *	5,000	177,750
International Game Technology	38,100	431,292
International Speedway Corp., Class A	3,245	83,202
Interval Leisure Group, Inc.	6,269	114,973
Isle of Capri Casinos, Inc. *	7,400	43,438
ITT Educational Services, Inc. (d)*	6,000	232,920
Jack in the Box, Inc. *	8,400	226,716
Krispy Kreme Doughnuts, Inc. *	2,100	12,810
Lakes Entertainment, Inc. *	6,800	18,428
Las Vegas Sands Corp.	54,100	1,970,322
Learning Tree International, Inc. *	1,400	6,762
LIFE TIME FITNESS, Inc. *	5,500	249,755
Luby’s, Inc. *	2,400	15,912
Marriott International, Inc., Class A	41,308	1,504,437
Marriott Vacations Worldwide Corp. *	4,080	126,562
Matthews International Corp., Class A	2,900	84,100
McDonald’s Corp.	135,509	12,109,084
MGM Resorts International *	42,000	399,840
Monarch Casino & Resort, Inc. *	8,000	59,760
MTR Gaming Group, Inc. *	5,800	20,880
Multimedia Games Holding Co., Inc. *	5,500	77,825
Orient-Express Hotels Ltd., Class A *	8,600	78,432
Panera Bread Co., Class A *	3,800	598,462
Papa John’s International, Inc. *	3,400	173,434
Peet’s Coffee & Tea, Inc. *	1,800	135,720
Penn National Gaming, Inc. *	9,800	381,416
Pinnacle Entertainment, Inc. *	6,800	73,780
Regis Corp.	6,900	116,748
Royal Caribbean Cruises Ltd.	19,500	487,110
Ruby Tuesday, Inc. *	5,600	35,896
School Specialty, Inc. (d)*	2,600	8,736
Scientific Games Corp., Class A *	9,500	80,370
Service Corp. International	30,100	386,785
Shuffle Master, Inc. *	2,812	41,083
Six Flags Entertainment Corp.	6,000	345,660
Sonic Corp. *	7,968	78,883
Sotheby’s	8,438	247,655
Speedway Motorsports, Inc.	4,800	76,368
Starbucks Corp.	98,400	4,455,552
Starwood Hotels & Resorts Worldwide, Inc.	26,530	1,436,600
Steiner Leisure Ltd. *	3,000	125,100
Stewart Enterprises, Inc., Class A	10,000	68,300
Strayer Education, Inc. (d)	1,000	72,660
Texas Roadhouse, Inc.	5,900	102,129
The Cheesecake Factory, Inc. *	5,887	197,332
The Wendy’s Co.	50,775	233,057
Vail Resorts, Inc.	3,800	188,632
Weight Watchers International, Inc.	6,700	339,020
WMS Industries, Inc. *	8,250	151,553
Wyndham Worldwide Corp.	21,744	1,131,775
Wynn Resorts Ltd.	11,200	1,050,000
Yum! Brands, Inc.	60,800	3,942,272

		43,411,503

Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	6,800	758,812
American Express Co.	135,450	7,816,819
Ameriprise Financial, Inc.	30,930	1,599,700
Bank of America Corp.	1,409,656	10,346,875
BGC Partners, Inc., Class A	28,300	140,651
BlackRock, Inc.	13,300	2,264,458
Calamos Asset Management, Inc., Class A	5,000	52,850
Capital One Financial Corp.	75,810	4,282,507
Cash America International, Inc.	6,500	249,080
CBOE Holdings, Inc.	11,800	336,300
Citigroup, Inc.	383,528	10,405,115

6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CME Group, Inc.	42,150	2,196,436
Cohen & Steers, Inc. (d)	5,400	178,200
CompuCredit Holdings Corp. (d)*	7,277	32,019
Cowen Group, Inc., Class A *	11,889	29,723
Credit Acceptance Corp. *	2,400	230,064
DFC Global Corp. *	9,750	186,907
Discover Financial Services	69,850	2,511,806
E*TRADE Financial Corp. *	32,433	247,464
Eaton Vance Corp.	14,600	387,338
Evercore Partners, Inc., Class A	6,500	150,605
Ezcorp, Inc., Class A *	8,500	191,250
FBR & Co. *	4,000	11,640
Federated Investors, Inc., Class B (d)	9,950	200,094
Financial Engines, Inc. *	3,500	65,695
First Cash Financial Services, Inc. *	3,000	120,300
Franklin Resources, Inc.	19,100	2,195,545
GAMCO Investors, Inc., Class A	3,200	143,008
GFI Group, Inc.	9,900	31,482
Greenhill & Co., Inc.	2,500	99,300
ICG Group, Inc. *	350	3,129
Interactive Brokers Group, Inc., Class A	5,400	74,790
IntercontinentalExchange, Inc. *	9,400	1,233,468
INTL FCStone, Inc. *	737	14,040
Invesco Ltd.	59,000	1,305,670
Investment Technology Group, Inc. *	4,750	39,330
Janus Capital Group, Inc.	19,200	138,816
Jefferies Group, Inc.	18,200	228,228
JPMorgan Chase & Co.	498,844	17,958,384
Knight Capital Group, Inc., Class A *	9,700	100,201
Legg Mason, Inc.	19,050	467,106
Leucadia National Corp.	24,908	540,005
LPL Financial Holdings, Inc.	3,000	84,060
MarketAxess Holdings, Inc.	4,000	120,880
MicroFinancial, Inc.	1,900	18,335
Moody’s Corp.	26,600	1,078,098
Morgan Stanley	183,100	2,501,146
MSCI, Inc., Class A *	16,000	530,400
Nelnet, Inc., Class A	5,363	126,084
NewStar Financial, Inc. *	4,000	47,680
Northern Trust Corp.	28,500	1,293,900
NYSE Euronext	34,600	881,608
Penson Worldwide, Inc. (d)*	8,000	880
PHH Corp. *	7,186	116,485
Piper Jaffray Cos., Inc. *	3,950	84,175
Raymond James Financial, Inc.	14,350	482,447
Resource America, Inc., Class A	4,000	24,280
SEI Investments Co.	19,400	410,892
SLM Corp.	64,300	1,028,157
State Street Corp.	64,683	2,611,900
Stifel Financial Corp. *	4,500	135,450
SWS Group, Inc. *	8,211	47,049
T. Rowe Price Group, Inc.	32,800	1,992,600
TD Ameritrade Holding Corp.	38,800	617,696
The Bank of New York Mellon Corp.	157,634	3,354,452
The Charles Schwab Corp. (b)	135,926	1,716,745
The First Marblehead Corp. *	7,500	8,025
The Goldman Sachs Group, Inc.	54,700	5,519,230
The NASDAQ OMX Group, Inc.	17,100	388,170
Virtus Investment Partners, Inc. *	475	39,767
Waddell & Reed Financial, Inc., Class A	10,250	298,172
Walter Investment Management Corp.	5,325	120,452
Westwood Holdings Group, Inc.	4,285	159,616
World Acceptance Corp. *	5,000	356,350

		95,760,391

Energy 10.2%
Abraxas Petroleum Corp. *	8,500	21,335
Adams Resources & Energy, Inc.	1,400	58,184
Alon USA Energy, Inc.	8,700	95,004
Alpha Natural Resources, Inc. *	29,330	205,603
Anadarko Petroleum Corp.	65,460	4,545,542
Apache Corp.	51,072	4,398,321
Apco Oil & Gas International, Inc. (d)	1,800	30,132
Approach Resources, Inc. *	4,000	105,600
Arch Coal, Inc. (d)	26,500	191,065
ATP Oil & Gas Corp. (d)*	6,600	9,570
Atwood Oceanics, Inc. *	10,800	480,924
Baker Hughes, Inc.	59,350	2,749,092
Basic Energy Services, Inc. *	6,000	64,920
Berry Petroleum Co., Class A	10,000	380,200
Bill Barrett Corp. *	6,700	141,102
Bristow Group, Inc.	6,800	311,236
C&J Energy Services, Inc. (d)*	5,500	103,290
Cabot Oil & Gas Corp.	26,400	1,113,816
Cal Dive International, Inc. (d)*	9,000	14,580
Callon Petroleum Co. *	12,000	59,640
Cameron International Corp. *	32,447	1,631,111
CARBO Ceramics, Inc.	2,700	173,286
Carrizo Oil & Gas, Inc. *	3,000	75,630
Cheniere Energy, Inc. *	24,300	331,209
Chesapeake Energy Corp.	86,400	1,626,048
Chevron Corp.	259,039	28,385,494
Cimarex Energy Co.	11,008	624,044
Clayton Williams Energy, Inc. *	2,500	103,200
Clean Energy Fuels Corp. (d)*	4,000	56,440
Cloud Peak Energy, Inc. *	6,500	107,575
Cobalt International Energy, Inc. *	23,000	577,300
Comstock Resources, Inc. *	4,500	72,810
Concho Resources, Inc. *	13,300	1,133,825
ConocoPhillips	165,123	8,989,296
CONSOL Energy, Inc.	29,100	843,318
Contango Oil & Gas Co. *	2,000	118,500
Continental Resources, Inc. *	10,000	639,900
CREDO Petroleum Corp. *	6,700	96,681
Crosstex Energy, Inc.	6,200	83,638
CVR Energy, Inc. *	9,900	282,744
Delek US Holdings, Inc.	7,000	138,180
Denbury Resources, Inc. *	50,725	766,962
Devon Energy Corp.	50,060	2,959,547
Diamond Offshore Drilling, Inc.	8,200	536,444
Dresser-Rand Group, Inc. *	9,000	418,590
Dril-Quip, Inc. *	6,100	447,191
Energen Corp.	10,200	522,342
ENGlobal Corp. *	4,000	5,720

 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EOG Resources, Inc.	35,000	3,430,350
EQT Corp.	19,300	1,088,520
EXCO Resources, Inc. (d)	22,000	154,880
Exterran Holdings, Inc. *	10,720	158,334
Exxon Mobil Corp.	616,034	53,502,553
FMC Technologies, Inc. *	32,764	1,478,312
Forest Oil Corp. *	12,450	85,282
Geomet, Inc. *	4,000	1,400
Goodrich Petroleum Corp. (d)*	3,500	40,600
Gulf Island Fabrication, Inc.	2,800	77,868
GulfMark Offshore, Inc., Class A *	4,100	147,395
Gulfport Energy Corp. *	5,000	103,000
Halliburton Co.	120,900	4,005,417
Harvest Natural Resources, Inc. *	6,000	47,280
Helix Energy Solutions Group, Inc. *	11,564	206,764
Helmerich & Payne, Inc.	12,600	585,900
Hercules Offshore, Inc. *	12,900	46,311
Hess Corp.	42,200	1,990,152
HollyFrontier Corp.	29,854	1,116,241
Hornbeck Offshore Services, Inc. *	5,000	211,750
Houston American Energy Corp. *	4,000	3,240
ION Geophysical Corp. *	13,900	92,435
James River Coal Co. (d)*	5,500	12,595
Key Energy Services, Inc. *	22,300	178,623
Kinder Morgan, Inc.	61,815	2,213,595
Kodiak Oil & Gas Corp. *	31,500	263,025
Lufkin Industries, Inc.	7,000	322,350
Magnum Hunter Resources Corp. *	15,839	60,188
Marathon Oil Corp.	92,808	2,456,628
Marathon Petroleum Corp.	46,904	2,218,559
Matrix Service Co. *	8,000	82,880
McDermott International, Inc. *	28,000	327,600
McMoRan Exploration Co. (d)*	22,500	293,850
Murphy Oil Corp.	24,500	1,314,670
Nabors Industries Ltd. *	37,634	520,855
National Oilwell Varco, Inc.	55,422	4,007,011
Natural Gas Services Group, Inc. *	7,500	108,750
Newfield Exploration Co. *	17,100	522,063
Newpark Resources, Inc. *	11,500	78,545
Noble Corp. *	34,500	1,276,500
Noble Energy, Inc.	22,518	1,968,749
Northern Oil & Gas, Inc. *	8,200	129,232
Oasis Petroleum, Inc. *	8,000	209,440
Occidental Petroleum Corp.	105,420	9,174,703
Oceaneering International, Inc.	13,400	692,646
Oil States International, Inc. *	6,600	479,820
Overseas Shipholding Group, Inc. (d)	3,700	21,164
OYO Geospace Corp. *	500	47,390
Panhandle Oil & Gas, Inc., Class A	2,000	61,400
Parker Drilling Co. *	18,300	84,729
Patterson-UTI Energy, Inc.	18,200	281,736
PDC Energy, Inc. *	4,000	104,800
Peabody Energy Corp.	34,700	724,536
Penn Virginia Corp.	5,000	33,500
PetroQuest Energy, Inc. *	7,200	39,672
PHI, Inc. - Non Voting Shares *	4,000	106,720
Phillips 66	81,261	3,055,414
Pioneer Energy Services Corp. *	9,200	73,968
Pioneer Natural Resources Co.	16,333	1,447,594
Plains Exploration & Production Co. *	18,765	749,849
QEP Resources, Inc.	22,200	666,666
Quicksilver Resources, Inc. (d)*	14,900	67,348
Range Resources Corp.	20,900	1,308,340
Resolute Energy Corp. *	5,000	43,350
REX American Resources Corp. *	4,875	86,044
Rex Energy Corp. *	8,000	101,440
Rosetta Resources, Inc. *	6,600	275,352
Rowan Cos. plc, Class A *	16,200	569,106
RPC, Inc. (d)	25,818	347,252
SandRidge Energy, Inc. *	49,331	336,437
Schlumberger Ltd.	176,260	12,560,288
SEACOR Holdings, Inc. *	4,250	361,037
SemGroup Corp., Class A *	6,000	202,260
Ship Finance International Ltd. (d)	6,100	88,328
SM Energy Co.	7,400	348,466
Southwestern Energy Co. *	45,000	1,496,250
Spectra Energy Corp.	84,578	2,595,699
Stone Energy Corp. *	7,383	193,878
Sunoco, Inc.	17,000	819,230
Superior Energy Services, Inc. *	20,499	444,213
Swift Energy Co. *	5,500	102,795
Targa Resources Corp.	4,000	176,200
Teekay Corp.	6,000	184,380
Tesoro Corp. *	17,600	486,640
TETRA Technologies, Inc. *	8,300	57,519
The Williams Cos., Inc.	81,660	2,595,971
Tidewater, Inc.	7,700	373,989
Ultra Petroleum Corp. (d)*	19,500	463,320
Union Drilling, Inc. *	2,500	8,950
Unit Corp. *	7,400	294,224
USEC, Inc. (d)*	14,300	13,728
VAALCO Energy, Inc. *	9,000	65,970
Valero Energy Corp.	73,780	2,028,950
Verenium Corp. *	91	398
W&T Offshore, Inc.	7,500	138,675
Warren Resources, Inc. *	12,000	27,840
Weatherford International Ltd. *	97,000	1,168,850
Western Refining, Inc.	5,600	131,768
Westmoreland Coal Co. *	6,500	47,840
Whiting Petroleum Corp. *	15,600	630,240
World Fuel Services Corp.	10,200	412,998
WPX Energy, Inc. *	24,453	390,025

		203,857,768

Food & Staples Retailing 2.1%
Arden Group, Inc., Class A	600	52,092
Casey’s General Stores, Inc.	5,100	303,093
Costco Wholesale Corp.	56,900	5,472,642
CVS Caremark Corp.	172,140	7,789,335
Harris Teeter Supermarkets, Inc.	6,100	252,174
Ingles Markets, Inc., Class A	2,300	37,628
Nash Finch Co.	1,700	32,572
PriceSmart, Inc.	3,500	252,070
Rite Aid Corp. *	75,000	87,000
Safeway, Inc. (d)	44,900	698,195
Spartan Stores, Inc.	500	8,600
SUPERVALU, Inc. (d)	24,332	60,100
Sysco Corp.	76,936	2,261,149
The Andersons, Inc.	1,000	37,970

8

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Fresh Market, Inc. *	4,000	235,560
The Kroger Co.	72,600	1,609,542
The Pantry, Inc. *	1,000	14,230
United Natural Foods, Inc. *	5,600	304,080
Wal-Mart Stores, Inc.	229,100	17,051,913
Walgreen Co.	116,000	4,217,760
Weis Markets, Inc.	1,700	74,001
Whole Foods Market, Inc.	21,700	1,991,626

		42,843,332

Food, Beverage & Tobacco 5.7%
Alico, Inc.	500	14,615
Alliance One International, Inc. *	16,800	54,768
Altria Group, Inc.	268,400	9,654,348
Archer-Daniels-Midland Co.	79,758	2,080,886
B&G Foods, Inc.	6,000	168,000
Beam, Inc.	19,000	1,194,720
Bridgford Foods Corp. *	300	2,352
Brown-Forman Corp., Class B	12,590	1,177,920
Bunge Ltd.	18,000	1,183,860
Campbell Soup Co.	26,400	874,104
Chiquita Brands International, Inc. *	6,200	32,116
Coca-Cola Bottling Co. Consolidated	3,400	228,378
Coca-Cola Enterprises, Inc.	41,000	1,202,120
ConAgra Foods, Inc.	54,293	1,340,494
Constellation Brands, Inc., Class A *	24,100	679,861
Darling International, Inc. *	15,500	256,060
Dean Foods Co. *	27,113	335,388
Diamond Foods, Inc. (d)	3,000	48,810
Dole Food Co., Inc. (d)*	6,000	70,620
Dr Pepper Snapple Group, Inc.	31,900	1,454,002
Flowers Foods, Inc.	17,737	379,040
Fresh Del Monte Produce, Inc.	4,200	102,900
General Mills, Inc.	79,300	3,068,910
Green Mountain Coffee Roasters, Inc. (d)*	15,150	276,639
Griffin Land & Nurseries, Inc.	300	8,640
H.J. Heinz Co.	42,400	2,340,904
Hillshire Brands Co.	15,300	391,833
Hormel Foods Corp.	23,000	641,930
Ingredion, Inc.	11,800	612,656
J&J Snack Foods Corp.	5,693	328,999
John B. Sanfilippo & Son, Inc. *	5,000	84,800
Kellogg Co.	31,900	1,521,630
Kraft Foods, Inc., Class A	231,313	9,185,439
Lancaster Colony Corp.	3,400	235,586
Lorillard, Inc.	18,248	2,347,423
McCormick & Co., Inc. - Non Voting Shares	20,600	1,254,128
Mead Johnson Nutrition Co.	26,700	1,948,032
Molson Coors Brewing Co., Class B	23,000	973,360
Monster Beverage Corp. *	20,000	1,329,400
National Beverage Corp. *	4,500	65,250
PepsiCo, Inc.	206,058	14,986,598
Philip Morris International, Inc.	226,600	20,720,304
Pilgrim’s Pride Corp. *	10,866	50,527
Post Holdings, Inc. *	3,350	99,160
Primo Water Corp. (d)*	1,000	1,490
Ralcorp Holdings, Inc. *	6,700	399,789
Reynolds American, Inc.	42,828	1,981,652
Rocky Mountain Chocolate Factory, Inc.	3,427	41,912
Sanderson Farms, Inc.	1,750	64,453
Smithfield Foods, Inc. *	19,800	366,300
Snyders-Lance, Inc.	2,900	67,947
The Boston Beer Co., Inc., Class A (d)*	2,500	269,300
The Coca-Cola Co.	274,300	22,163,440
The Hain Celestial Group, Inc. *	4,406	245,370
The Hershey Co.	19,400	1,391,756
The JM Smucker Co.	15,246	1,170,893
Tootsie Roll Industries, Inc.	2,852	69,817
TreeHouse Foods, Inc. *	3,722	208,395
Tyson Foods, Inc., Class A	36,340	545,463
Universal Corp.	4,800	218,592
Vector Group Ltd.	4,762	80,906

		114,294,985

Health Care Equipment & Services 4.0%
Abaxis, Inc. *	2,000	71,380
ABIOMED, Inc. *	3,800	85,690
Accretive Health, Inc. *	6,700	90,986
Aetna, Inc.	49,700	1,792,182
Air Methods Corp. *	1,500	163,545
Alere, Inc. *	12,441	234,762
Align Technology, Inc. *	8,700	295,452
Alliance HealthCare Services, Inc. *	1,800	1,458
Allscripts Healthcare Solutions, Inc. *	23,460	215,832
Amedisys, Inc. *	3,334	40,641
AMERIGROUP Corp. *	7,300	656,124
AmerisourceBergen Corp.	33,796	1,341,701
AMN Healthcare Services, Inc. *	7,110	41,522
AmSurg Corp. *	4,300	127,022
Analogic Corp.	1,400	89,628
ArthroCare Corp. *	3,000	88,740
Assisted Living Concepts, Inc., Class A	4,000	56,040
athenahealth, Inc. *	4,000	366,000
Baxter International, Inc.	74,818	4,377,601
Becton, Dickinson & Co.	26,600	2,013,886
BioScrip, Inc. *	2,172	13,814
Boston Scientific Corp. *	190,568	985,237
Brookdale Senior Living, Inc. *	11,300	185,998
C.R. Bard, Inc.	11,500	1,118,490
Cantel Medical Corp.	5,356	139,899
Cardinal Health, Inc.	45,760	1,971,798
CareFusion Corp. *	30,080	734,253
Centene Corp. *	7,000	266,280
Cerner Corp. *	20,000	1,478,400
Chemed Corp.	3,900	244,803
Chindex International, Inc. *	3,300	34,485
Cigna Corp.	37,800	1,522,584
Community Health Systems, Inc. *	12,100	297,781
CONMED Corp.	4,200	115,248
CorVel Corp. *	2,850	131,499
Coventry Health Care, Inc.	23,937	797,820

 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covidien plc	63,500	3,548,380
Cross Country Healthcare, Inc. *	7,100	32,376
CryoLife, Inc. *	4,250	23,630
Cyberonics, Inc. *	4,200	181,860
DaVita, Inc. *	14,450	1,422,169
DENTSPLY International, Inc.	18,100	657,754
DexCom, Inc. *	8,600	94,686
Edwards Lifesciences Corp. *	16,000	1,619,200
Emeritus Corp. *	5,400	91,530
Ensign Group, Inc.	3,000	84,150
Express Scripts Holding Co. *	104,363	6,046,792
Five Star Quality Care, Inc. *	3,635	12,977
Gentiva Health Services, Inc. *	3,250	21,645
Greatbatch, Inc. *	4,100	93,603
Haemonetics Corp. *	3,700	266,067
Hanger, Inc. *	5,400	139,158
HCA Holdings, Inc.	26,500	701,720
Health Management Associates, Inc., Class A *	32,700	215,166
Health Net, Inc. *	11,100	244,422
HealthSouth Corp. *	20,000	448,000
HealthStream, Inc. *	3,500	97,790
Healthways, Inc. *	3,100	34,751
Henry Schein, Inc. *	12,600	942,606
Hill-Rom Holdings, Inc.	7,800	203,970
HMS Holdings Corp. *	10,000	344,100
Hologic, Inc. *	32,512	602,122
Humana, Inc.	21,200	1,305,920
ICU Medical, Inc. *	3,550	189,322
IDEXX Laboratories, Inc. *	8,000	705,360
Insulet Corp. *	4,500	88,020
Integra LifeSciences Holdings *	3,100	119,226
Intuitive Surgical, Inc. *	5,250	2,527,875
Invacare Corp.	4,000	56,360
IPC The Hospitalist Co. *	2,000	86,000
Kindred Healthcare, Inc. *	6,508	61,631
Laboratory Corp. of America Holdings *	13,000	1,093,170
Landauer, Inc.	1,100	62,656
LCA-Vision, Inc. *	2,500	8,825
LeMaitre Vascular, Inc.	2,000	12,600
LifePoint Hospitals, Inc. *	6,707	255,671
Lincare Holdings, Inc.	12,650	523,710
Magellan Health Services, Inc. *	3,007	144,937
MAKO Surgical Corp. (d)*	5,000	63,700
Masimo Corp. *	8,500	190,400
McKesson Corp.	32,900	2,985,017
MedAssets, Inc. *	6,000	79,140
MedCath Corp. *	4,500	34,740
Medical Action Industries, Inc. *	6,250	21,750
MEDNAX, Inc. *	6,000	396,780
Medtronic, Inc.	139,674	5,505,949
Meridian Bioscience, Inc.	11,250	187,988
Merit Medical Systems, Inc. *	2,777	37,517
Molina Healthcare, Inc. *	3,750	91,538
MWI Veterinary Supply, Inc. *	3,000	273,270
National Healthcare Corp.	2,100	91,707
Neogen Corp. *	7,405	284,870
NuVasive, Inc. *	10,000	208,900
NxStage Medical, Inc. *	6,000	90,300
Omnicare, Inc.	15,000	471,150
Omnicell, Inc. *	3,000	39,150
OraSure Technologies, Inc. *	1,500	15,915
Orthofix International N.V. *	1,000	41,010
Owens & Minor, Inc.	7,500	211,575
Patterson Cos., Inc.	13,100	446,710
PDI, Inc. *	2,900	20,822
PharMerica Corp. *	3,413	35,120
PSS World Medical, Inc. *	5,800	121,162
Quality Systems, Inc.	4,000	64,640
Quest Diagnostics, Inc.	19,820	1,158,083
ResMed, Inc. *	20,000	631,200
RTI Biologics, Inc. *	1,700	6,052
Sirona Dental Systems, Inc. *	7,000	302,610
St. Jude Medical, Inc.	42,800	1,599,008
STERIS Corp.	6,100	183,793
Stryker Corp.	39,500	2,055,185
Sunrise Senior Living, Inc. (d)*	6,400	42,752
Symmetry Medical, Inc. *	3,000	23,250
Teleflex, Inc.	4,300	274,082
Tenet Healthcare Corp. *	55,650	257,103
The Cooper Cos., Inc.	5,781	435,078
The Providence Service Corp. *	3,000	38,700
Thoratec Corp. *	8,636	296,301
U.S. Physical Therapy, Inc.	3,500	89,845
UnitedHealth Group, Inc.	136,280	6,962,545
Universal American Corp. *	4,000	35,840
Universal Health Services, Inc., Class B	12,000	468,960
Utah Medical Products, Inc.	2,500	84,650
Varian Medical Systems, Inc. *	14,900	813,242
VCA Antech, Inc. *	9,900	180,180
Volcano Corp. *	7,500	198,375
WellCare Health Plans, Inc. *	6,200	401,884
WellPoint, Inc.	47,523	2,532,501
West Pharmaceutical Services, Inc.	4,600	228,988
Wright Medical Group, Inc. *	4,200	78,288
Young Innovations, Inc.	2,000	72,180
Zimmer Holdings, Inc.	23,600	1,390,748

		80,452,731

Household & Personal Products 2.1%
Avon Products, Inc.	53,500	828,715
Central Garden & Pet Co., Class A *	6,200	70,804
Church & Dwight Co., Inc.	15,900	915,999
Colgate-Palmolive Co.	59,100	6,344,976
Elizabeth Arden, Inc. *	3,500	136,535
Energizer Holdings, Inc. *	9,333	725,827
Harbinger Group, Inc. *	8,000	74,080
Herbalife Ltd.	15,600	856,284
Inter Parfums, Inc.	4,013	65,251
Kimberly-Clark Corp.	51,439	4,470,564
Medifast, Inc. *	3,500	98,350
Nu Skin Enterprises, Inc., Class A	6,500	331,565
Nutraceutical International Corp. *	5,000	74,550
Oil-Dri Corp. of America	500	10,965
Orchids Paper Products Co.	2,500	42,500
Prestige Brands Holdings, Inc. *	6,500	106,665
Revlon, Inc., Class A *	3,500	50,925
Schiff Nutrition International, Inc. *	3,500	61,180
Spectrum Brands Holdings, Inc. *	2,000	73,660
The Clorox Co.	17,700	1,286,967

10

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Estee Lauder Cos., Inc., Class A	32,400	1,697,112
The Female Health Co.	3,500	21,525
The Procter & Gamble Co.	360,315	23,254,730
USANA Health Sciences, Inc. (d)*	3,500	157,430
WD-40 Co.	1,600	76,880

		41,834,039

Insurance 3.7%
21st Century Holding Co. *	1,500	7,035
ACE Ltd.	44,000	3,234,000
Aflac, Inc.	61,300	2,683,714
Alleghany Corp. *	2,040	705,452
Allied World Assurance Co. Holdings AG	4,900	369,607
American Equity Investment Life Holding Co.	6,400	74,688
American Financial Group, Inc.	10,750	405,383
American International Group, Inc. *	94,596	2,958,017
American National Insurance Co.	1,300	91,559
American Safety Insurance Holdings Ltd. *	3,000	53,550
AmTrust Financial Services, Inc.	7,500	223,425
Aon plc	42,996	2,115,403
Arch Capital Group Ltd. *	20,700	803,160
Argo Group International Holdings Ltd.	4,556	133,992
Arthur J. Gallagher & Co.	15,800	560,584
Aspen Insurance Holdings Ltd.	9,000	258,660
Assurant, Inc.	13,500	488,835
Assured Guaranty Ltd.	20,500	245,590
Axis Capital Holdings Ltd.	16,700	548,762
Baldwin & Lyons, Inc., Class B	750	17,423
Berkshire Hathaway, Inc., Class B *	251,774	21,360,506
Brown & Brown, Inc.	14,000	353,360
Cincinnati Financial Corp.	19,450	735,988
Citizens, Inc. *	5,000	51,700
CNA Financial Corp.	3,800	99,218
CNO Financial Group, Inc.	25,000	207,250
Crawford & Co., Class B	1,600	6,464
Eastern Insurance Holdings, Inc.	2,500	39,650
EMC Insurance Group, Inc.	1,200	24,264
Employers Holdings, Inc.	4,200	75,096
Endurance Specialty Holdings Ltd.	5,000	173,350
Enstar Group Ltd. *	1,300	121,524
Erie Indemnity Co., Class A	5,500	392,095
Everest Re Group Ltd.	5,900	600,030
FBL Financial Group, Inc., Class A	2,090	64,686
Fidelity National Financial, Inc., Class A	27,727	516,277
First American Financial Corp.	16,800	307,776
Flagstone Reinsurance Holdings S.A.	7,500	52,350
Genworth Financial, Inc., Class A *	62,500	315,000
Greenlight Capital Re Ltd., Class A *	3,000	70,680
Hartford Financial Services Group, Inc.	57,900	952,455
HCC Insurance Holdings, Inc.	13,950	427,428
Hilltop Holdings, Inc. *	3,726	39,160
Horace Mann Educators Corp.	4,300	74,992
Independence Holding Co.	2,970	28,037
Infinity Property & Casualty Corp.	2,500	144,525
Kemper Corp.	5,600	183,232
Lincoln National Corp.	38,426	770,441
Loews Corp.	45,145	1,787,291
Markel Corp. *	1,200	518,472
Marsh & McLennan Cos., Inc.	72,300	2,401,083
MBIA, Inc. *	25,250	241,138
Mercury General Corp.	5,400	195,588
MetLife, Inc.	107,100	3,295,467
Montpelier Re Holdings Ltd.	8,100	164,106
National Financial Partners Corp. *	2,500	37,125
National Western Life Insurance Co., Class A	300	42,477
Old Republic International Corp.	30,322	244,395
OneBeacon Insurance Group Ltd., Class A	8,200	104,058
PartnerRe Ltd.	8,900	644,716
Platinum Underwriters Holdings Ltd.	4,500	171,090
Presidential Life Corp.	1,000	13,890
Primerica, Inc.	7,500	205,275
Principal Financial Group, Inc.	36,900	944,271
ProAssurance Corp.	3,670	328,722
Protective Life Corp.	10,500	293,055
Prudential Financial, Inc.	63,600	3,070,608
Reinsurance Group of America, Inc.	10,100	562,267
RenaissanceRe Holdings Ltd.	5,800	429,142
RLI Corp.	2,800	180,348
Safety Insurance Group, Inc.	1,000	42,380
Selective Insurance Group, Inc.	5,400	93,204
StanCorp Financial Group, Inc.	5,000	148,800
State Auto Financial Corp.	3,800	49,286
Stewart Information Services Corp.	1,400	23,898
Symetra Financial Corp.	11,500	133,745
The Allstate Corp.	63,574	2,180,588
The Chubb Corp.	37,494	2,725,439
The Hanover Insurance Group, Inc.	4,900	171,843
The Navigators Group, Inc. *	1,500	72,645
The Phoenix Cos., Inc. *	9,500	15,485
The Progressive Corp.	79,500	1,569,330
The Travelers Cos., Inc.	55,350	3,467,677
Torchmark Corp.	15,900	791,025
Tower Group, Inc.	4,000	74,560
United Fire Group, Inc.	5,000	98,000
Unum Group	38,914	735,085
Validus Holdings Ltd.	10,920	355,228
W. R. Berkley Corp.	14,650	536,629
White Mountains Insurance Group Ltd.	600	306,354
XL Group plc	40,200	830,130

		74,462,288

Materials 3.8%
A. M. Castle & Co. *	4,000	29,160
A. Schulman, Inc.	5,300	115,858
AEP Industries, Inc. *	1,900	89,262
Air Products & Chemicals, Inc.	26,000	2,091,180

 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Airgas, Inc.	7,500	594,900
AK Steel Holding Corp. (d)	11,527	61,324
Albemarle Corp.	11,000	640,420
Alcoa, Inc.	136,664	1,157,544
Allegheny Technologies, Inc.	11,292	339,099
Allied Nevada Gold Corp. *	7,000	180,950
AMCOL International Corp.	3,000	92,100
AptarGroup, Inc.	6,900	345,069
Ashland, Inc.	11,523	811,104
Balchem Corp.	3,000	99,990
Ball Corp.	21,400	889,384
Bemis Co., Inc.	13,400	412,050
Boise, Inc.	13,500	99,900
Buckeye Technologies, Inc.	7,700	231,924
Cabot Corp.	13,200	514,800
Calgon Carbon Corp. *	7,000	96,880
Carpenter Technology Corp.	5,000	239,300
Celanese Corp., Series A	21,500	819,795
Century Aluminum Co. *	7,100	43,381
CF Industries Holdings, Inc.	9,400	1,840,144
Chase Corp.	200	3,092
Chemtura Corp. *	11,500	155,480
Clearwater Paper Corp. *	1,572	55,397
Cliffs Natural Resources, Inc.	18,300	748,287
Coeur d’Alene Mines Corp. *	11,500	187,565
Commercial Metals Co.	15,000	193,350
Compass Minerals International, Inc.	5,000	361,700
Crown Holdings, Inc. *	19,900	714,410
Cytec Industries, Inc.	6,600	406,296
Deltic Timber Corp.	3,700	228,697
Domtar Corp.	5,250	387,765
E.I. du Pont de Nemours & Co.	123,395	6,132,731
Eagle Materials, Inc.	4,143	143,969
Eastman Chemical Co.	17,880	934,766
Ecolab, Inc.	38,004	2,487,362
Ferro Corp. *	8,200	25,174
FMC Corp.	18,400	1,006,480
Freeport-McMoran Copper & Gold, Inc.	122,944	4,139,524
Globe Specialty Metals, Inc.	6,500	81,445
Graphic Packaging Holding Co. *	4,000	22,400
Greif, Inc., Class A	7,400	320,124
H.B. Fuller Co.	6,500	189,930
Hawkins, Inc.	1,900	72,276
Haynes International, Inc.	2,500	120,475
Headwaters, Inc. *	12,000	75,000
Hecla Mining Co.	28,500	128,250
Horsehead Holding Corp. *	4,000	36,120
Huntsman Corp.	24,500	309,925
Innophos Holdings, Inc.	6,500	376,805
International Flavors & Fragrances, Inc.	9,900	551,826
International Paper Co.	52,904	1,735,780
Intrepid Potash, Inc. *	6,500	151,710
Koppers Holdings, Inc.	2,500	82,350
Kraton Performance Polymers, Inc. *	3,500	81,970
Kronos Worldwide, Inc.	12,120	205,070
Landec Corp. *	6,500	51,935
Louisiana-Pacific Corp. *	17,300	178,536
LSB Industries, Inc. *	3,000	96,390
LyondellBasell Industries N.V., Class A	44,000	1,959,320
Martin Marietta Materials, Inc.	4,200	315,588
Materion Corp.	4,000	78,520
MeadWestvaco Corp.	22,974	652,462
Minerals Technologies, Inc.	3,100	198,214
Mod-Pac Corp. *	500	2,200
Molycorp, Inc. *	3,500	60,970
Monsanto Co.	69,690	5,966,858
Myers Industries, Inc.	8,080	132,835
Neenah Paper, Inc.	4,231	113,645
NewMarket Corp.	2,000	459,760
Newmont Mining Corp.	65,351	2,906,159
Nucor Corp.	36,500	1,430,800
Olin Corp.	10,320	208,877
OM Group, Inc. *	4,400	69,080
Omnova Solutions, Inc. *	6,400	46,592
Owens-Illinois, Inc. *	20,200	372,690
P.H. Glatfelter Co.	7,000	111,370
Packaging Corp. of America	14,000	431,060
Penford Corp. *	6,200	48,918
PolyOne Corp.	15,200	223,896
PPG Industries, Inc.	20,700	2,265,822
Praxair, Inc.	39,700	4,119,272
Reliance Steel & Aluminum Co.	8,500	437,580
Resolute Forest Products (d)*	8,500	78,030
Rock-Tenn Co., Class A	7,713	449,051
Rockwood Holdings, Inc.	5,900	260,898
Royal Gold, Inc.	7,700	582,736
RPM International, Inc.	15,600	413,400
RTI International Metals, Inc. *	4,500	101,025
Schnitzer Steel Industries, Inc., Class A	1,650	47,372
Schweitzer-Mauduit International, Inc.	3,300	224,730
Sealed Air Corp.	18,500	299,700
Sensient Technologies Corp.	4,800	170,160
Sigma-Aldrich Corp.	13,600	941,120
Silgan Holdings, Inc.	11,600	478,036
Sonoco Products Co.	13,500	409,185
Southern Copper Corp.	26,177	844,994
Spartech Corp. *	8,200	41,738
Steel Dynamics, Inc.	26,000	335,140
Stepan Co.	1,200	106,392
Stillwater Mining Co. *	14,733	130,829
SunCoke Energy, Inc. *	9,017	144,272
Texas Industries, Inc.	4,000	167,080
The Dow Chemical Co.	154,766	4,454,165
The Mosaic Co.	36,900	2,144,259
The Scotts Miracle-Gro Co., Class A	5,600	223,440
The Sherwin-Williams Co.	13,200	1,773,420
The Valspar Corp.	10,400	522,080
Titanium Metals Corp.	16,307	190,140
Tredegar Corp.	5,100	75,531
United States Steel Corp. (d)	14,900	307,685
Valhi, Inc.	18,300	203,679
Vulcan Materials Co.	19,592	758,994
W.R. Grace & Co. *	7,000	392,280
Walter Energy, Inc.	7,600	260,680
Wausau Paper Corp.	8,700	73,863
Westlake Chemical Corp.	2,100	124,656

12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Worthington Industries, Inc.	7,200	156,240
Zep, Inc.	6,600	100,716

		75,616,084

Media 3.3%
AH Belo Corp., Class A	7,880	32,623
AMC Networks, Inc., Class A *	7,400	320,864
Arbitron, Inc.	2,120	74,348
Belo Corp., Class A	9,400	64,390
Cablevision Systems Corp., Class A	29,600	454,064
Carmike Cinemas, Inc. *	2,500	34,750
CBS Corp., Class B - Non Voting Shares	81,006	2,710,461
Charter Communications, Inc., Class A *	4,500	346,140
Cinemark Holdings, Inc.	12,500	292,250
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	104,742
Comcast Corp., Class A	289,504	9,423,355
Comcast Corp., Special Class A	64,200	2,049,906
Crown Media Holdings, Inc., Class A (d)*	6,000	11,700
Cumulus Media, Inc., Class A *	4,351	10,965
Digital Generation, Inc. *	3,000	31,980
DIRECTV, Class A *	86,026	4,272,051
Discovery Communications, Inc., Class A *	36,961	1,871,335
DISH Network Corp., Class A	27,700	852,052
DreamWorks Animation SKG, Inc., Class A *	8,200	157,440
Entercom Communications Corp., Class A *	3,000	16,320
Gannett Co., Inc.	31,000	437,410
Harte-Hanks, Inc.	8,100	51,030
John Wiley & Sons, Inc., Class A	6,300	300,195
Journal Communications, Inc., Class A *	11,500	63,710
Lamar Advertising Co., Class A *	9,200	279,220
Liberty Global, Inc., Series A *	33,975	1,793,201
Liberty Media Corp. - Liberty Capital, Class A *	15,295	1,446,907
Live Nation Entertainment, Inc. *	19,957	178,017
Martha Stewart Living Omnimedia, Inc., Class A	3,900	12,675
Media General, Inc., Class A *	5,000	24,450
Meredith Corp. (d)	3,800	125,552
Morningstar, Inc.	3,200	185,824
National CineMedia, Inc.	4,500	63,630
News Corp., Class A	286,050	6,584,871
Omnicom Group, Inc.	37,000	1,856,660
Regal Entertainment Group, Class A (d)	12,100	167,222
Salem Communications Corp., Class A	900	4,401
Scholastic Corp.	2,200	66,286
Scripps Networks Interactive, Class A	12,000	646,200
Sinclair Broadcast Group, Inc., Class A	7,300	74,460
Sirius XM Radio, Inc. *	499,800	1,079,568
The E.W. Scripps Co., Class A *	7,000	65,030
The Interpublic Group of Cos., Inc.	60,437	596,513
The Madison Square Garden, Inc., Class A *	7,275	263,719
The McGraw-Hill Cos., Inc.	40,000	1,878,400
The New York Times Co., Class A *	13,200	102,300
The Walt Disney Co.	219,493	10,785,886
The Washington Post Co., Class B	600	203,100
Time Warner Cable, Inc.	42,911	3,644,431
Time Warner, Inc.	133,550	5,224,476
Valassis Communications, Inc. (d)*	5,700	128,535
Viacom Inc., Class B	68,506	3,199,915
Virgin Media, Inc. (d)	39,000	1,067,820
World Wrestling Entertainment, Inc., Class A	4,900	37,975

		65,771,325

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Abbott Laboratories	206,805	13,713,240
Acorda Therapeutics, Inc. *	5,000	120,350
Acura Pharmaceuticals, Inc. (d)*	4,500	8,370
Affymax, Inc. *	4,900	79,527
Affymetrix, Inc. *	17,400	72,906
Agilent Technologies, Inc.	45,317	1,735,188
Akorn, Inc. *	8,000	109,360
Albany Molecular Research, Inc. *	8,600	24,338
Alexion Pharmaceuticals, Inc. *	24,700	2,589,795
Alkermes plc *	11,500	213,785
Allergan, Inc.	40,668	3,337,623
Allos Therapeutics, Inc. (d)*	11,000	19,470
Alnylam Pharmaceuticals, Inc. *	7,400	138,306
AMAG Pharmaceuticals, Inc. *	3,000	46,440
Amgen, Inc.	102,168	8,439,077
Amicus Therapeutics, Inc. *	500	2,465
Amylin Pharmaceuticals, Inc. *	18,400	566,536
Arena Pharmaceuticals, Inc. *	19,300	161,348
ARIAD Pharmaceuticals, Inc. *	19,500	373,035
ArQule, Inc. *	8,800	53,240
Astex Pharmaceuticals *	5,900	14,632
Auxilium Pharmaceuticals, Inc. *	5,000	134,700
AVEO Pharmaceuticals, Inc. (d)*	5,000	65,500
Bio-Rad Laboratories, Inc., Class A *	3,000	288,630
BioCryst Pharmaceuticals, Inc. *	4,900	21,756
Biogen Idec, Inc. *	31,425	4,582,708
BioMarin Pharmaceuticals, Inc. *	15,800	620,782
Bristol-Myers Squibb Co.	224,750	8,001,100
Bruker Corp. *	14,600	172,572
Cambrex Corp. *	16,400	151,372
Celgene Corp. *	58,745	4,021,683
Cepheid, Inc. *	8,500	272,340
Charles River Laboratories International, Inc. *	7,416	252,366
Codexis, Inc. *	1,870	5,760
Covance, Inc. *	8,800	413,072
Cubist Pharmaceuticals, Inc. *	8,900	383,234
Dendreon Corp. (d)*	16,900	80,444
DepoMed, Inc. *	4,000	22,080
Durect Corp. *	14,500	15,370
Dyax Corp. *	7,000	18,550

 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eli Lilly & Co.	129,000	5,679,870
Emergent Biosolutions, Inc. *	6,000	87,660
Endo Health Solutions, Inc. *	16,000	475,680
Enzo Biochem, Inc. *	9,281	13,921
Enzon Pharmaceuticals, Inc. *	10,900	72,267
Exelixis, Inc. *	14,800	92,500
Forest Laboratories, Inc. *	36,300	1,217,865
FRD Acquisition Co. (a)(c)*	8,700	—
Furiex Pharmaceuticals, Inc. *	1,000	19,220
Genomic Health, Inc. *	5,000	167,850
Geron Corp. *	11,500	19,780
Gilead Sciences, Inc. *	100,140	5,440,606
GTx, Inc. *	3,000	10,560
Halozyme Therapeutics, Inc. *	12,000	108,240
Harvard Bioscience, Inc. *	6,500	24,050
Hi-Tech Pharmacal Co., Inc. *	3,000	103,080
Hospira, Inc. *	21,070	732,182
Human Genome Sciences, Inc. *	29,100	414,384
Idenix Pharmaceuticals, Inc. *	9,000	91,170
Illumina, Inc. *	17,200	713,284
ImmunoGen, Inc. *	10,000	161,400
Impax Laboratories, Inc. *	8,500	188,870
Incyte Corp. *	15,100	377,349
InterMune, Inc. *	12,600	111,258
Ironwood Pharmaceuticals, Inc. *	6,000	77,220
Isis Pharmaceuticals, Inc. *	10,300	124,836
Jazz Pharmaceuticals plc *	5,000	240,350
Johnson & Johnson	359,270	24,868,669
Lexicon Pharmaceuticals, Inc. *	42,400	102,608
Life Technologies Corp. *	23,362	1,025,125
Ligand Pharmaceuticals, Inc., Class B *	448	8,669
Luminex Corp. *	7,800	133,614
MannKind Corp. (d)*	7,000	16,660
MAP Pharmaceuticals, Inc. *	4,000	56,440
Maxygen, Inc. *	10,000	60,300
Medicis Pharmaceutical Corp., Class A	7,900	260,068
Medivation, Inc. *	5,000	498,500
Merck & Co., Inc.	404,670	17,874,274
Mettler-Toledo International, Inc. *	4,800	743,040
Momenta Pharmaceuticals, Inc. *	7,000	99,540
Mylan, Inc. *	55,900	1,287,377
Myrexis, Inc. *	7,200	18,360
Myriad Genetics, Inc. *	14,800	367,780
Nabi Biopharmaceuticals *	10,300	16,686
Nektar Therapeutics *	13,300	113,316
Neurocrine Biosciences, Inc. *	10,900	82,840
NPS Pharmacuticals, Inc. *	7,500	57,825
Obagi Medical Products, Inc. *	3,000	46,020
Onyx Pharmaceuticals, Inc. *	7,500	562,275
Opko Health, Inc. (d)*	19,000	80,560
Optimer Pharmaceuticals, Inc. (d)*	5,400	73,764
Pain Therapeutics, Inc. *	7,400	27,232
Par Pharmaceutical Cos., Inc. *	8,900	444,644
PAREXEL International Corp. *	7,800	214,656
PDL BioPharma, Inc.	16,000	108,640
PerkinElmer, Inc.	14,477	369,887
Perrigo Co.	13,500	1,539,270
Pfizer, Inc.	983,501	23,643,364
Pharmacyclics, Inc. *	7,500	399,075
POZEN, Inc. *	4,800	30,288
Questcor Pharmaceuticals, Inc. (d)*	8,000	294,960
Regeneron Pharmaceuticals, Inc. *	9,500	1,279,175
Salix Pharmaceuticals Ltd. *	7,000	313,740
Sangamo BioSciences, Inc. (d)*	4,700	24,722
Savient Pharmaceuticals, Inc. (d)*	6,800	4,284
Seattle Genetics, Inc. (d)*	11,500	300,840
Sequenom, Inc. (d)*	15,000	42,150
Spectrum Pharmaceuticals, Inc. (d)*	6,500	90,935
Sucampo Pharmaceuticals, Inc., Class A *	6,500	26,260
Synta Pharmaceuticals Corp. (d)*	8,500	62,475
Techne Corp.	5,800	400,664
The Medicines Co. *	8,300	207,832
Theravance, Inc. *	9,700	282,561
Thermo Fisher Scientific, Inc.	50,102	2,789,178
United Therapeutics Corp. *	6,000	328,680
Vertex Pharmaceuticals, Inc. *	28,444	1,379,818
Vical, Inc. *	6,600	22,836
ViroPharma, Inc. *	13,000	282,230
VIVUS, Inc. *	11,500	241,845
Warner Chilcott plc, Class A *	21,500	365,500
Waters Corp. *	11,700	906,516
Watson Pharmaceuticals, Inc. *	17,332	1,348,950
XenoPort, Inc. *	2,500	19,700
Zalicus, Inc. (d)*	10,500	11,130

		154,366,849

Real Estate 3.7%
Acadia Realty Trust	6,000	143,640
Alexander & Baldwin, Inc. *	6,400	205,056
Alexander’s, Inc.	700	299,089
Alexandria Real Estate Equities, Inc.	7,500	551,100
American Assets Trust, Inc.	3,000	78,000
American Campus Communities, Inc.	9,500	452,770
American Capital Agency Corp.	39,200	1,377,488
American Capital Mortgage Investment Corp.	5,000	122,750
American Realty Capital Trust, Inc.	21,000	231,420
American Realty Investors, Inc. *	1,537	3,258
American Tower Corp.	52,100	3,767,351
Annaly Capital Management, Inc.	127,400	2,220,582
Anworth Mortgage Asset Corp.	24,200	160,688
Apartment Investment & Management Co., Class A	16,711	458,383
ARMOUR Residential REIT, Inc. (d)	20,500	157,030
Ashford Hospitality Trust	9,000	68,670
Associated Estates Realty Corp.	5,000	74,650
AV Homes, Inc. *	4,500	55,710
AvalonBay Communities, Inc.	12,392	1,822,739
BioMed Realty Trust, Inc.	20,000	376,000
Boston Properties, Inc.	19,700	2,184,730
Brandywine Realty Trust	14,863	176,572
BRE Properties, Inc.	11,000	579,480
Brookfield Office Properties, Inc.	35,200	600,864
Camden Property Trust	10,800	770,148
Capstead Mortgage Corp.	9,240	130,099

14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CBL & Associates Properties, Inc.	19,485	384,439
CBRE Group, Inc., Class A *	36,500	568,670
Chimera Investment Corp.	131,400	283,824
Colonial Properties Trust	10,067	228,018
CommonWealth REIT	11,850	216,144
Consolidated-Tomoka Land Co.	1,100	30,954
Corporate Office Properties Trust	9,000	200,340
Cousins Properties, Inc.	9,145	69,411
CreXus Investment Corp.	9,000	94,320
CubeSmart	14,500	173,855
CYS Investments, Inc.	13,500	195,210
DCT Industrial Trust, Inc.	29,300	183,418
DDR Corp.	30,784	462,991
DiamondRock Hospitality Co.	19,786	187,176
Digital Realty Trust, Inc.	17,000	1,327,190
Douglas Emmett, Inc.	17,000	399,670
Duke Realty Corp.	32,790	474,143
DuPont Fabros Technology, Inc.	7,500	201,750
EastGroup Properties, Inc.	3,900	208,572
Education Realty Trust, Inc.	9,000	105,480
Entertainment Properties Trust	5,200	234,832
Equity Lifestyle Properties Inc	6,000	431,520
Equity One, Inc.	12,100	262,449
Equity Residential	39,500	2,500,745
Essex Property Trust, Inc.	4,200	660,912
Extra Space Storage, Inc.	13,000	425,620
Federal Realty Investment Trust	8,200	891,012
FelCor Lodging Trust, Inc. *	18,200	88,088
First Industrial Realty Trust, Inc. *	15,900	202,566
First Potomac Realty Trust	6,000	69,540
Forest City Enterprises, Inc., Class A *	15,400	217,294
Forestar Group, Inc. *	4,933	56,138
Franklin Street Properties Corp.	14,000	145,180
General Growth Properties, Inc.	48,409	877,171
Getty Realty Corp.	4,000	74,320
Glimcher Realty Trust	16,300	163,326
Government Properties Income Trust	6,000	137,400
Gramercy Capital Corp. *	17,528	41,541
Hatteras Financial Corp.	12,000	351,000
HCP, Inc.	55,148	2,603,537
Health Care REIT, Inc.	27,500	1,711,325
Healthcare Realty Trust, Inc.	10,900	267,704
Hersha Hospitality Trust	22,500	109,350
Highwoods Properties, Inc.	8,600	291,282
Home Properties, Inc.	5,500	360,855
Hospitality Properties Trust	16,100	390,747
Host Hotels & Resorts, Inc.	92,263	1,354,421
Howard Hughes Corp. *	3,500	215,705
Inland Real Estate Corp.	8,500	67,830
Invesco Mortgage Capital, Inc.	18,000	356,220
Investors Real Estate Trust	11,500	93,840
iStar Financial, Inc. *	13,390	89,981
Jones Lang LaSalle, Inc.	5,300	353,457
Kilroy Realty Corp.	9,800	463,932
Kimco Realty Corp.	52,595	1,025,077
LaSalle Hotel Properties	11,600	304,616
Lexington Realty Trust	14,367	128,441
Liberty Property Trust	14,800	537,092
LTC Properties, Inc.	4,800	171,360
Mack-Cali Realty Corp.	11,400	305,406
Maui Land & Pineapple Co., Inc. *	800	2,760
Medical Properties Trust, Inc.	16,800	165,480
MFA Financial, Inc.	45,500	367,640
Mid-America Apartment Communities, Inc.	5,500	380,765
Mission West Properties, Inc.	8,000	70,480
MPG Office Trust, Inc. (d)*	18,500	54,760
National Health Investors, Inc.	6,100	327,509
National Retail Properties, Inc. (d)	12,320	363,440
New Century Financial Corp. (a)(c)*	3,600	—
Omega Healthcare Investors, Inc.	12,284	297,764
Parkway Properties, Inc.	3,500	38,955
Pebblebrook Hotel Trust	8,000	181,760
Pennsylvania Real Estate Investment Trust	8,500	122,060
PennyMac Mortgage Investment Trust	6,000	126,420
Piedmont Office Realty Trust, Inc., Class A	23,000	392,380
Plum Creek Timber Co., Inc.	20,547	834,003
PMC Commercial Trust	4,500	35,685
Post Properties, Inc.	8,200	423,530
Potlatch Corp.	5,753	199,111
ProLogis, Inc.	60,734	1,963,530
PS Business Parks, Inc.	3,000	202,830
Public Storage	18,390	2,739,190
RAIT Financial Trust (d)	16,199	75,163
Ramco-Gershenson Properties Trust	6,900	87,906
Rayonier, Inc. REIT	17,082	814,641
Realty Income Corp.	16,600	683,920
Redwood Trust, Inc.	8,500	109,565
Regency Centers Corp.	11,700	559,845
RLJ Lodging Trust	8,000	140,800
Rouse Properties, Inc.	5,815	80,480
Sabra Health Care REIT, Inc.	8,000	148,160
Saul Centers, Inc.	5,100	212,364
Senior Housing Properties Trust	20,450	465,238
Simon Property Group, Inc.	38,283	6,144,039
SL Green Realty Corp.	11,250	885,938
Sovran Self Storage, Inc.	3,800	216,980
Starwood Property Trust, Inc.	14,800	329,448
Strategic Hotels & Resorts, Inc. *	15,000	90,900
Sun Communities, Inc.	3,000	139,770
Sunstone Hotel Investors, Inc. *	13,000	130,130
Tanger Factory Outlet Centers, Inc.	12,200	392,840
Taubman Centers, Inc.	7,100	550,392
Tejon Ranch Co. *	3,674	95,487
The Macerich Co.	16,805	981,580
The St. Joe Co. (d)*	12,900	218,397
Two Harbors Investment Corp.	26,200	300,514
UDR, Inc.	30,361	807,906
UMH Properties, Inc.	5,100	57,018
Universal Health Realty Income Trust	3,900	169,806
Urstadt Biddle Properties, Class A	4,500	85,455
Urstadt Biddle Properties, Inc.	500	9,210
Ventas, Inc.	38,650	2,599,212
Vornado Realty Trust REIT	23,941	1,999,074
Washington Real Estate Investment Trust	8,100	216,270

 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weingarten Realty Investors	14,475	389,088
Weyerhaeuser Co.	69,592	1,624,973
Winthrop Realty Trust	10,000	121,600

		73,320,835

Retailing 4.2%
Aaron’s, Inc.	9,375	274,969
Abercrombie & Fitch Co., Class A	11,800	398,840
Advance Auto Parts, Inc.	9,540	669,231
Aeropostale, Inc. *	9,900	195,228
ALCO Stores, Inc. *	1,800	12,096
Amazon.com, Inc. *	46,200	10,778,460
America’s Car-Mart, Inc. *	3,750	172,050
American Eagle Outfitters, Inc.	24,150	502,803
ANN, Inc. *	9,825	266,061
Asbury Automotive Group, Inc. *	4,100	107,256
Ascena Retail Group, Inc. *	17,636	323,444
AutoNation, Inc. (d)*	6,600	260,238
AutoZone, Inc. *	3,900	1,463,397
Barnes & Noble, Inc. (d)*	7,400	98,198
Bed Bath & Beyond, Inc. *	31,100	1,895,545
Best Buy Co., Inc.	39,225	709,580
Big Lots, Inc. *	11,100	449,661
Brown Shoe Co., Inc.	6,675	91,848
Cabela’s, Inc. *	6,500	298,610
CarMax, Inc. *	30,546	850,095
Chico’s FAS, Inc.	22,800	349,296
Christopher & Banks Corp.	2,900	6,322
Coldwater Creek, Inc. *	8,502	5,441
Collective Brands, Inc. *	5,906	127,097
Destination Maternity Corp.	5,000	89,450
Dick’s Sporting Goods, Inc.	11,000	540,320
Dillard’s, Inc., Class A	5,500	358,765
Dollar General Corp. *	28,900	1,474,189
Dollar Tree, Inc. *	31,150	1,568,091
DSW, Inc., Class A	7,980	471,778
Expedia, Inc.	15,672	893,147
Express, Inc. *	9,500	152,950
Family Dollar Stores, Inc.	15,700	1,037,456
Foot Locker, Inc.	20,100	663,702
GameStop Corp., Class A (d)	17,548	281,119
Geeknet, Inc. *	452	9,040
Genesco, Inc. *	4,300	284,746
Genuine Parts Co.	20,800	1,331,824
GNC Holdings, Inc., Class A	10,000	385,300
Group 1 Automotive, Inc.	4,400	236,500
Groupon, Inc. (d)*	42,300	281,718
Guess?, Inc.	7,900	237,790
Hibbett Sports, Inc. *	3,543	215,308
HSN, Inc.	6,269	265,555
J.C. Penney Co., Inc. (d)	27,400	616,774
Jos. A. Bank Clothiers, Inc. *	3,600	152,136
Kirkland’s, Inc. *	6,000	64,860
Kohl’s Corp.	33,700	1,675,564
Liberty Interactive Corp., Class A *	77,309	1,447,998
Limited Brands, Inc.	33,920	1,612,896
Lithia Motors, Inc., Class A	700	19,502
LKQ Corp. *	18,000	635,940
Lowe’s Cos., Inc.	157,400	3,993,238
Macy’s, Inc.	55,052	1,973,064
MarineMax, Inc. *	800	5,952
Monro Muffler Brake, Inc.	2,362	78,111
Netflix, Inc. (d)*	7,100	403,635
Nordstrom, Inc.	20,600	1,115,284
O’Reilly Automotive, Inc. *	18,099	1,551,808
Office Depot, Inc. *	26,000	46,280
OfficeMax, Inc. *	9,400	42,206
Pacific Sunwear of California, Inc. (d)*	7,475	15,922
Penske Automotive Group, Inc.	5,000	119,500
PetSmart, Inc.	14,100	932,151
Pier 1 Imports, Inc.	13,500	222,615
Pool Corp.	5,662	208,701
Priceline.com, Inc. *	6,483	4,290,060
RadioShack Corp. (d)	13,700	39,867
Rent-A-Center, Inc.	7,750	275,590
Ross Stores, Inc.	30,100	1,999,844
Saks, Inc. (d)*	14,800	154,364
Sally Beauty Holdings, Inc. *	18,950	500,659
Sears Holdings Corp. (d)*	6,385	315,994
Select Comfort Corp. *	7,300	189,873
Shoe Carnival, Inc.	6,300	139,860
Signet Jewelers Ltd.	12,500	549,000
Sonic Automotive, Inc., Class A	4,400	75,328
Stage Stores, Inc.	5,700	107,958
Staples, Inc.	90,300	1,150,422
Stein Mart, Inc. *	6,800	54,060
Systemax, Inc. *	2,500	31,175
Target Corp.	80,700	4,894,455
The Buckle, Inc. (d)	5,875	227,186
The Cato Corp., Class A	7,300	204,400
The Children’s Place Retail Stores, Inc. *	1,800	91,440
The Finish Line, Inc., Class A	5,061	105,674
The Gap, Inc.	48,900	1,442,061
The Home Depot, Inc.	202,270	10,554,449
The Men’s Wearhouse, Inc.	6,600	179,850
The Pep Boys - Manny, Moe & Jack	5,000	45,350
The TJX Cos., Inc.	99,300	4,397,004
The Wet Seal, Inc., Class A *	11,500	31,510
Tiffany & Co.	17,500	961,275
Tractor Supply Co.	10,000	908,700
Trans World Entertainment Corp. *	1,500	4,500
TripAdvisor, Inc. *	15,672	586,290
Tuesday Morning Corp. *	2,500	12,650
Ulta Salon, Cosmetics & Fragrance, Inc.	7,000	594,160
Urban Outfitters, Inc. *	15,800	482,690
Vitamin Shoppe, Inc. *	3,000	164,760
VOXX International Corp. *	1,600	11,984
West Marine, Inc. *	5,500	56,265
Williams-Sonoma, Inc.	12,200	423,950
Winmark Corp.	1,200	66,288
Zale Corp. *	10,520	31,770
Zumiez, Inc. *	3,000	108,990

		84,480,356

Semiconductors & Semiconductor Equipment 2.3%
Advanced Energy Industries, Inc. *	6,900	85,008
Advanced Micro Devices, Inc. *	71,700	291,102
Altera Corp.	42,400	1,503,080

16

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Amkor Technology, Inc. (d)*	14,400	76,752
Amtech Systems, Inc. *	3,500	14,875
ANADIGICS, Inc. *	8,150	10,351
Analog Devices, Inc.	38,200	1,492,856
Applied Materials, Inc.	172,198	1,875,236
Applied Micro Circuits Corp. *	7,000	40,040
Atmel Corp. *	56,400	330,504
ATMI, Inc. *	4,400	83,512
AXT, Inc. *	3,500	12,215
Broadcom Corp., Class A *	60,900	2,063,292
Brooks Automation, Inc.	8,085	74,867
Cabot Microelectronics Corp.	2,160	63,504
Cavium, Inc. *	7,000	189,140
CEVA, Inc. *	3,433	53,349
Cirrus Logic, Inc. *	9,800	360,346
Cohu, Inc.	4,600	39,560
Cree, Inc. *	15,000	359,250
Cymer, Inc. *	4,200	240,282
Cypress Semiconductor Corp. *	19,500	208,455
Diodes, Inc. *	6,412	121,443
DSP Group, Inc. *	6,300	36,414
Entegris, Inc. *	14,299	115,107
Entropic Communications, Inc. *	8,000	48,000
Exar Corp. *	9,834	72,772
Fairchild Semiconductor International, Inc. *	14,600	202,356
First Solar, Inc. (d)*	6,900	107,226
FormFactor, Inc. *	8,500	52,020
GSI Technology, Inc. *	8,500	40,715
GT Advanced Technologies, Inc. *	14,000	71,680
Hittite Microwave Corp. *	4,500	228,015
Integrated Device Technology, Inc. *	16,120	81,245
Integrated Silicon Solutions, Inc. *	6,038	58,750
Intel Corp.	668,132	17,170,992
International Rectifier Corp. *	8,600	146,544
Intersil Corp., Class A	15,364	141,502
IXYS Corp. *	6,900	69,690
KLA-Tencor Corp.	22,500	1,145,475
Kopin Corp. *	2,500	9,075
Kulicke & Soffa Industries, Inc. *	10,400	115,128
Lam Research Corp. *	28,167	969,226
Lattice Semiconductor Corp. *	17,600	65,296
Linear Technology Corp.	28,000	903,000
LSI Corp. *	73,387	506,370
Marvell Technology Group Ltd.	65,400	736,404
Maxim Integrated Products, Inc.	38,000	1,034,740
MEMC Electronic Materials, Inc. *	27,300	52,416
Micrel, Inc.	6,800	63,512
Microchip Technology, Inc.	24,975	833,666
Micron Technology, Inc. *	127,699	793,011
Microsemi Corp. *	10,652	206,223
MIPS Technologies, Inc. *	7,100	43,665
MKS Instruments, Inc.	6,300	166,320
Monolithic Power Systems, Inc. *	6,500	125,970
MoSys, Inc. *	1,200	3,876
Nanometrics, Inc. *	3,300	50,127
NVIDIA Corp. *	79,000	1,069,660
OmniVision Technologies, Inc. *	7,800	109,356
ON Semiconductor Corp. *	54,665	379,375
Pericom Semiconductor Corp. *	6,600	53,064
Photronics, Inc. *	12,900	75,465
PLX Technology, Inc. *	1,300	7,358
PMC-Sierra, Inc. *	27,300	145,236
Power Integrations, Inc.	3,000	105,720
Rambus, Inc. *	13,700	57,540
RF Micro Devices, Inc. *	30,020	116,478
Rudolph Technologies, Inc. *	4,318	43,180
Semtech Corp. *	8,000	191,120
Silicon Image, Inc. *	9,000	35,280
Silicon Laboratories, Inc. *	5,000	184,750
Skyworks Solutions, Inc. *	24,689	714,253
Spansion, Inc., Class A *	6,000	61,500
Standard Microsystems Corp. *	3,600	132,876
SunPower Corp. *	13,300	52,136
Supertex, Inc. *	4,900	83,251
Teradyne, Inc. *	24,559	361,263
Tessera Technologies, Inc.	6,000	86,700
Texas Instruments, Inc.	150,197	4,091,366
TriQuint Semiconductor, Inc. *	19,310	108,908
Ultratech, Inc. *	4,800	152,688
Veeco Instruments, Inc. (d)*	5,500	196,405
Volterra Semiconductor Corp. *	3,000	68,940
Xilinx, Inc.	34,600	1,121,040

		45,860,455

Software & Services 9.1%
Accelrys, Inc. *	13,264	107,704
Accenture plc, Class A	91,000	5,487,300
ACI Worldwide, Inc. *	5,200	228,852
Activision Blizzard, Inc.	69,732	838,876
Actuate Corp. *	8,862	57,248
Acxiom Corp. *	13,300	223,041
Adobe Systems, Inc. *	62,910	1,942,661
Advent Software, Inc. *	8,200	186,632
Akamai Technologies, Inc. *	22,138	778,815
Alliance Data Systems Corp. *	6,600	858,000
Ancestry.com, Inc. (d)*	3,000	100,410
ANSYS, Inc. *	12,286	736,669
AOL, Inc. *	14,122	449,927
Ariba, Inc. *	11,570	514,055
Aspen Technology, Inc. *	11,500	268,870
Autodesk, Inc. *	29,800	1,010,816
Automatic Data Processing, Inc.	64,900	3,670,095
Blackbaud, Inc.	6,000	161,880
Blucora, Inc. *	6,872	104,798
BMC Software, Inc. *	19,800	784,080
Bottomline Technologies, Inc. *	5,000	94,950
Broadridge Financial Solutions, Inc.	15,025	318,079
CA, Inc.	50,508	1,215,728
CACI International, Inc., Class A *	4,100	231,445
Cadence Design Systems, Inc. *	33,100	404,482
Cardtronics, Inc. *	5,000	155,050
CIBER, Inc. *	7,300	27,375
Citrix Systems, Inc. *	25,300	1,838,804
Cognizant Technology Solutions Corp., Class A *	40,200	2,282,154
CommVault Systems, Inc. *	5,000	242,600
Computer Sciences Corp.	18,238	449,020
Compuware Corp. *	27,900	256,959
Comverse Technology, Inc. *	25,500	138,465
Concur Technologies, Inc. *	6,100	411,994

 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Constant Contact, Inc. *	3,000	50,310
Convergys Corp.	13,500	198,990
CoreLogic, Inc. *	13,800	317,400
CoStar Group, Inc. *	3,800	313,614
CSG Systems International, Inc. *	5,400	95,202
DealerTrack Holdings, Inc. *	6,100	177,937
Deltek, Inc. *	3,000	39,060
Digimarc Corp.	2,142	52,029
Digital River, Inc. *	5,100	90,729
DST Systems, Inc.	8,100	436,590
Dynamics Research Corp. *	1,200	6,900
EarthLink, Inc.	17,050	116,792
eBay, Inc. *	145,148	6,430,056
Ebix, Inc. (d)	3,000	65,070
Edgewater Technology, Inc. *	767	2,876
Electronic Arts, Inc. *	40,400	445,208
EPIQ Systems, Inc.	3,825	43,184
Equinix, Inc. *	6,165	1,098,480
Euronet Worldwide, Inc. *	5,500	100,540
ExlService Holdings, Inc. *	8,000	197,200
Facebook, Inc., Class A (d)*	56,400	1,224,444
FactSet Research Systems, Inc.	5,250	488,040
Fair Isaac Corp.	7,744	335,238
FalconStor Software, Inc. *	1,200	2,424
Fidelity National Information Services, Inc.	38,506	1,210,629
Fiserv, Inc. *	18,300	1,283,379
FleetCor Technologies, Inc. *	4,000	147,680
Forrester Research, Inc.	4,100	117,014
Fortinet, Inc. *	16,000	384,160
Gartner, Inc. *	10,300	457,217
Genpact Ltd. *	15,000	261,300
Global Cash Access Holdings, Inc. *	21,600	139,536
Global Payments, Inc.	9,240	395,657
Google, Inc., Class A *	33,365	21,119,044
GSE Systems, Inc. *	2,424	5,696
Heartland Payment Systems, Inc.	4,500	142,650
IAC/InterActiveCorp	15,672	824,504
iGATE Corp. *	9,600	152,640
Informatica Corp. *	12,200	360,022
Information Services Group, Inc. *	7,500	9,675
Interactive Intelligence Group, Inc. *	7,500	195,600
Internap Network Services Corp. *	9,500	61,180
International Business Machines Corp.	144,810	28,379,864
IntraLinks Holdings, Inc. *	3,000	13,080
Intuit, Inc.	36,830	2,136,877
j2 Global, Inc.	6,000	179,580
Jack Henry & Associates, Inc.	9,300	322,989
JDA Software Group, Inc. *	4,500	133,110
Lender Processing Services, Inc.	11,157	275,243
LinkedIn Corp., Class A *	8,100	831,465
Lionbridge Technologies, Inc. *	12,400	38,192
Liquidity Services, Inc. *	6,000	274,320
LogMeIn, Inc. *	3,000	56,850
LookSmart Ltd. *	480	432
Manhattan Associates, Inc. *	4,300	200,767
ManTech International Corp., Class A	5,000	109,650
MasterCard, Inc., Class A	13,400	5,850,038
Mattersight Corp. *	190	1,476
MAXIMUS, Inc.	8,400	424,200
Mentor Graphics Corp. *	11,200	171,136
MICROS Systems, Inc. *	10,500	501,270
Microsoft Corp.	983,750	28,991,112
MicroStrategy, Inc., Class A *	856	99,690
ModusLink Global Solutions, Inc. *	10,450	35,739
MoneyGram International, Inc. *	1,937	30,140
Monotype Imaging Holdings, Inc. *	4,500	66,060
Monster Worldwide, Inc. *	14,300	103,675
Move, Inc. *	8,630	79,482
NetScout Systems, Inc. *	7,300	170,528
NetSuite, Inc. *	3,500	193,690
NeuStar, Inc., Class A *	9,300	329,313
NIC, Inc.	8,000	107,680
Nuance Communications, Inc. *	28,474	579,446
OpenTable, Inc. (d)*	2,500	90,900
Opnet Technologies, Inc.	5,100	134,844
Oracle Corp.	510,249	15,409,520
Parametric Technology Corp. *	15,680	337,747
Paychex, Inc.	41,900	1,369,711
PRGX Global, Inc. *	2,000	15,200
Progress Software Corp. *	9,300	180,792
QLIK Technologies, Inc. *	8,000	160,000
Quest Software, Inc. *	7,700	215,138
Rackspace Hosting, Inc. *	14,500	636,260
RealNetworks, Inc.	4,725	36,666
RealPage, Inc. *	2,500	55,550
Red Hat, Inc. *	25,600	1,373,696
Reis, Inc. *	1,400	14,560
Rovi Corp. *	12,812	171,425
Saba Software, Inc. *	4,549	37,939
SAIC, Inc.	44,000	509,080
Salesforce.com, Inc. *	16,000	1,989,760
Sapient Corp.	12,100	120,516
SeaChange International, Inc. *	6,350	48,069
Solarwinds, Inc. *	7,500	400,425
Solera Holdings, Inc.	8,000	312,400
Sourcefire, Inc. *	3,900	199,095
SS&C Technologies Holdings, Inc. *	4,500	109,350
StarTek, Inc. *	3,900	11,739
Support.com, Inc. *	11,600	33,060
Symantec Corp. *	93,673	1,475,350
Synopsys, Inc. *	18,684	565,938
Syntel, Inc.	2,500	145,325
Take-Two Interactive Software, Inc. *	9,000	79,020
TeleCommunication Systems, Inc., Class A *	10,800	14,364
TeleTech Holdings, Inc. *	5,000	82,300
Teradata Corp. *	24,100	1,629,642
The Hackett Group, Inc. *	7,200	33,912
The Ultimate Software Group, Inc. *	3,000	268,410
THQ, Inc. (d)*	1,192	6,139
TIBCO Software, Inc. *	21,000	589,890
TiVo, Inc. *	13,000	112,970
TNS, Inc. *	3,000	50,790
Total System Services, Inc.	28,204	667,025
Tyler Technologies, Inc. *	4,000	156,080
Unisys Corp. *	4,000	77,720

18

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Online, Inc.	12,150	51,516
Unwired Planet, Inc. *	7,771	15,231
ValueClick, Inc. *	8,500	133,535
VeriFone Systems, Inc. *	14,100	511,689
VeriSign, Inc. *	20,875	927,267
Virnetx Holding Corp. (d)*	5,500	130,130
Virtusa Corp. *	3,000	45,450
Visa, Inc., Class A	69,600	8,983,272
VistaPrint N.V. (d)*	4,500	155,250
VMware, Inc., Class A *	8,500	771,460
Web.com Group, Inc. *	223	3,456
WebMD Health Corp. *	7,074	104,058
Websense, Inc. *	7,500	112,575
Western Union Co.	81,932	1,428,075
Wright Express Corp. *	4,500	289,710
Yahoo!, Inc. *	156,244	2,474,905

		182,926,720

Technology Hardware & Equipment 7.3%
3D Systems Corp. (d)*	6,800	258,400
Acme Packet, Inc. *	7,000	110,950
ADTRAN, Inc.	7,000	151,060
Agilysys, Inc. *	4,860	42,233
Amphenol Corp., Class A	21,900	1,289,472
Anaren, Inc. *	5,300	106,371
Anixter International, Inc.	3,300	187,803
Apple, Inc. *	122,100	74,573,796
Arris Group, Inc. *	12,775	162,115
Arrow Electronics, Inc. *	14,000	472,500
Aruba Networks, Inc. *	13,700	194,266
Aviat Networks, Inc. *	10,677	24,130
Avid Technology, Inc. *	3,756	34,593
Avnet, Inc. *	17,788	560,322
AVX Corp.	14,000	136,360
Badger Meter, Inc.	4,000	135,560
Benchmark Electronics, Inc. *	7,830	123,401
Black Box Corp.	1,700	45,288
Brightpoint, Inc. *	7,454	66,862
Brocade Communications Systems, Inc. *	56,535	280,979
Checkpoint Systems, Inc. *	4,600	35,374
Ciena Corp. *	12,970	207,909
Cisco Systems, Inc.	704,209	11,232,134
Cognex Corp.	4,900	165,620
Coherent, Inc. *	2,800	136,724
Comtech Telecommunications Corp.	2,175	59,421
Corning, Inc.	206,407	2,355,104
CTS Corp.	8,800	78,320
Daktronics, Inc.	8,700	67,251
Dell, Inc. *	208,500	2,476,980
Diebold, Inc.	7,300	236,155
Digi International, Inc. *	6,000	54,900
Dolby Laboratories, Inc., Class A *	8,800	310,200
DTS, Inc. *	2,000	37,260
Echelon Corp. *	7,200	23,184
EchoStar Corp., Class A *	7,540	217,152
Electro Rent Corp.	5,100	85,476
Electro Scientific Industries, Inc.	4,800	59,568
Electronics for Imaging, Inc. *	6,400	93,568
EMC Corp. *	274,086	7,183,794
Emulex Corp. *	8,900	57,583
Extreme Networks, Inc. *	19,500	62,400
F5 Networks, Inc. *	10,300	961,814
FARO Technologies, Inc. *	3,000	129,090
FEI Co.	4,500	214,695
Finisar Corp. *	12,000	149,160
FLIR Systems, Inc.	18,600	380,370
Frequency Electronics, Inc. *	500	4,465
Fusion-io, Inc. (d)*	7,600	145,312
Gerber Scientific, Inc. (a)(c)*	8,900	—
Harmonic, Inc. *	9,842	41,730
Harris Corp.	17,000	708,050
Hewlett-Packard Co.	263,136	4,799,601
Hutchinson Technology, Inc. *	6,000	8,340
I.D. Systems, Inc. *	5,500	23,650
Identive Group, Inc. *	1,200	1,074
Imation Corp. *	5,500	30,635
Immersion Corp. *	4,300	24,037
Infinera Corp. *	10,500	57,960
Ingram Micro, Inc., Class A *	19,900	298,301
Insight Enterprises, Inc. *	4,650	77,934
Intellicheck Mobilisa, Inc. *	500	750
InterDigital, Inc.	4,500	122,850
Intermec, Inc. *	5,600	33,712
IPG Photonics Corp. *	2,900	150,307
Itron, Inc. *	4,500	175,365
Ixia *	8,200	127,100
Jabil Circuit, Inc.	25,400	551,180
JDS Uniphase Corp. *	29,553	290,801
Juniper Networks, Inc. *	69,065	1,210,709
LeCroy Corp. *	5,400	77,166
Lexmark International, Inc., Class A	10,900	190,641
LightPath Technologies, Inc., Class A *	75	75
Littelfuse, Inc.	2,000	107,280
Loral Space & Communications, Inc.	1,500	107,925
Maxwell Technologies, Inc. *	4,500	29,295
Measurement Specialties, Inc. *	3,200	95,296
Mercury Computer Systems, Inc. *	3,600	42,012
Methode Electronics, Inc.	6,600	58,080
MOCON, Inc.	600	9,354
Molex, Inc.	19,125	480,420
Motorola Solutions, Inc.	39,179	1,893,913
MTS Systems Corp.	3,781	164,360
Multi-Fineline Electronix, Inc. *	2,500	65,425
National Instruments Corp.	11,512	297,470
NCR Corp. *	23,800	555,016
NetApp, Inc. *	47,500	1,551,825
NETGEAR, Inc. *	6,000	207,780
Network Equipment Technologies, Inc. *	8,500	11,220
Newport Corp. *	4,200	47,250
Oplink Communications, Inc. *	4,157	55,122
OSI Systems, Inc. *	3,700	238,798
Park Electrochemical Corp.	3,600	97,236
PC Connection, Inc.	7,000	83,230
PC-Tel, Inc.	8,900	54,824
Performance Technologies, Inc. *	1,600	3,072
Plantronics, Inc.	6,000	196,920
Plexus Corp. *	3,700	106,264

 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Polycom, Inc. *	22,400	195,776
Power-One, Inc. *	9,500	47,500
Presstek, Inc. *	5,100	1,918
Pulse Electronics Corp.	11,500	20,815
QLogic Corp. *	17,044	196,688
QUALCOMM, Inc.	225,100	13,433,968
Radisys Corp. *	7,200	24,552
Research Frontiers, Inc. (d)*	2,800	8,316
Richardson Electronics Ltd.	4,800	58,800
Riverbed Technology, Inc. *	18,500	326,340
Rofin-Sinar Technologies, Inc. *	3,800	68,894
Rogers Corp. *	2,500	89,625
SanDisk Corp. *	31,000	1,275,030
Sanmina-SCI Corp. *	8,500	72,590
ScanSource, Inc. *	3,200	92,384
Seagate Technology plc	57,066	1,713,121
Sonus Networks, Inc. *	19,400	32,204
STEC, Inc. *	3,500	28,245
Stratasys, Inc. *	2,700	165,456
Sycamore Networks, Inc. *	2,790	39,757
Symmetricom, Inc. *	11,950	71,580
Synaptics, Inc. *	5,250	138,495
SYNNEX Corp. *	3,000	101,490
TE Connectivity Ltd.	55,800	1,841,958
Tech Data Corp. *	5,300	265,530
Tellabs, Inc.	38,064	125,231
TESSCO Technologies, Inc.	4,025	75,469
TransAct Technologies, Inc. *	1,500	11,595
Trimble Navigation Ltd. *	16,792	743,214
TTM Technologies, Inc. *	7,900	86,426
Universal Display Corp. (d)*	3,000	95,280
ViaSat, Inc. *	5,500	210,650
Vishay Intertechnology, Inc. *	36,688	362,111
Vishay Precision Group, Inc. *	5,620	76,432
Western Digital Corp. *	30,200	1,201,054
Xerox Corp.	177,556	1,230,463
Xybernaut Corp. (a)(c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	220,192
Zygo Corp. *	7,000	125,160

		146,613,108

Telecommunication Services 2.9%
Alaska Communications Systems Group, Inc. (d)	5,000	10,550
AT&T, Inc.	769,956	29,196,731
Atlantic Tele-Network, Inc.	3,250	113,620
CenturyLink, Inc.	79,778	3,313,978
Cincinnati Bell, Inc. *	22,268	85,732
Clearwire Corp., Class A *	40,600	46,284
Cogent Communications Group, Inc. *	9,900	182,853
Consolidated Communications Holdings, Inc.	13,353	211,780
Crown Castle International Corp. *	34,476	2,133,375
Frontier Communications Corp. (d)	122,868	481,642
General Communication, Inc., Class A *	10,500	99,120
HickoryTech Corp.	4,600	49,082
Leap Wireless International, Inc. *	7,700	43,736
Level 3 Communications, Inc. *	20,706	399,005
Lumos Networks Corp.	1,500	13,440
MetroPCS Communications, Inc. *	40,000	350,400
NII Holdings, Inc. *	22,900	154,575
NTELOS Holdings Corp.	4,500	95,400
Premiere Global Services, Inc. *	8,100	74,196
SBA Communications Corp., Class A *	15,800	933,148
Shenandoah Telecommunications Co.	2,500	39,375
Sprint Nextel Corp. *	379,330	1,653,879
Telephone & Data Systems, Inc.	11,522	279,178
tw telecom, Inc. *	20,000	502,600
United States Cellular Corp. *	9,100	374,192
USA Mobility, Inc.	5,500	61,270
Verizon Communications, Inc.	370,772	16,736,648
Warwick Valley Telephone Co.	1,100	14,443
Windstream Corp.	73,569	732,747

		58,382,979

Transportation 1.9%
Alaska Air Group, Inc. *	8,800	306,680
Allegiant Travel Co. *	2,000	142,120
AMERCO	3,900	364,260
Arkansas Best Corp.	1,100	15,059
Atlas Air Worldwide Holdings, Inc. *	3,000	136,080
Avis Budget Group, Inc. *	5,500	79,035
C.H. Robinson Worldwide, Inc.	21,300	1,125,705
Con-way, Inc.	7,500	267,150
Covenant Transport Group, Inc., Class A *	3,000	14,910
CSX Corp.	138,400	3,174,896
Delta Air Lines, Inc. *	109,100	1,052,815
Dollar Thrifty Automotive Group, Inc. *	3,500	260,400
Expeditors International of Washington, Inc.	27,200	967,504
FedEx Corp.	38,763	3,500,299
Forward Air Corp.	4,600	153,916
Genco Shipping & Trading Ltd. (d)*	5,500	11,880
Genesee & Wyoming, Inc., Class A *	6,000	372,360
Heartland Express, Inc.	8,941	124,280
Hertz Global Holdings, Inc. *	37,000	416,620
Hub Group, Inc., Class A *	4,400	130,900
J.B. Hunt Transport Services, Inc.	13,000	715,260
JetBlue Airways Corp. *	30,962	170,601
Kansas City Southern	13,550	986,440
Kirby Corp. *	8,600	453,822
Knight Transportation, Inc.	9,050	138,736
Landstar System, Inc.	11,200	553,392
Matson, Inc.	6,400	157,184
Norfolk Southern Corp.	44,400	3,287,820
Old Dominion Freight Line, Inc. *	8,075	342,380
Pacer International, Inc. *	2,800	11,760
Park-Ohio Holdings Corp. *	3,600	61,812
Republic Airways Holdings, Inc. *	7,500	34,125
Ryder System, Inc.	6,400	252,416
Saia, Inc. *	6,100	137,860
SkyWest, Inc.	7,000	49,000

20

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Southwest Airlines Co.	99,715	916,381
Swift Transportation Co. *	8,000	66,400
Union Pacific Corp.	63,300	7,761,213
United Continental Holdings, Inc. *	41,900	791,491
United Parcel Service, Inc., Class B	95,680	7,234,365
US Airways Group, Inc. *	20,900	239,514
UTI Worldwide, Inc.	11,300	149,725
Werner Enterprises, Inc.	5,832	134,602

		37,263,168

Utilities 3.7%
AGL Resources, Inc.	14,829	600,574
ALLETE, Inc.	5,233	216,960
Alliant Energy Corp.	14,800	691,308
Ameren Corp.	31,100	1,063,931
American Electric Power Co., Inc.	64,220	2,712,653
American States Water Co.	2,000	81,300
American Water Works Co., Inc.	22,200	804,750
Aqua America, Inc.	15,094	387,010
Atmos Energy Corp.	12,200	437,370
Avista Corp.	7,800	215,904
Black Hills Corp.	3,900	124,215
California Water Service Group	6,000	110,820
Calpine Corp. *	48,400	827,156
CenterPoint Energy, Inc.	51,500	1,084,590
CH Energy Group, Inc.	1,900	123,557
Chesapeake Utilities Corp.	647	29,594
Cleco Corp.	6,400	280,064
CMS Energy Corp.	29,900	737,334
Consolidated Edison, Inc.	37,800	2,438,100
Dominion Resources, Inc.	74,980	4,072,164
DTE Energy Co.	22,601	1,387,023
Duke Energy Corp.	91,073	6,172,928
Edison International	40,110	1,852,280
El Paso Electric Co.	5,300	179,405
Entergy Corp.	24,000	1,744,080
Exelon Corp.	111,069	4,345,019
FirstEnergy Corp.	55,256	2,774,956
GenOn Energy, Inc. *	86,304	205,404
Great Plains Energy, Inc.	17,341	384,623
Hawaiian Electric Industries, Inc.	10,700	304,843
IDACORP, Inc.	10,200	430,440
Integrys Energy Group, Inc.	10,540	638,092
ITC Holdings Corp.	5,000	370,950
MDU Resources Group, Inc.	22,425	502,096
MGE Energy, Inc.	2,000	95,880
Middlesex Water Co.	3,000	56,100
National Fuel Gas Co.	8,800	430,672
New Jersey Resources Corp.	6,225	285,727
NextEra Energy, Inc.	54,200	3,842,780
NiSource, Inc.	36,864	943,350
Northeast Utilities	41,643	1,660,723
Northwest Natural Gas Co.	5,700	277,533
NorthWestern Corp.	7,100	262,203
NRG Energy, Inc.	30,600	606,492
NV Energy, Inc.	27,976	511,681
OGE Energy Corp.	12,500	663,875
ONEOK, Inc.	25,800	1,148,358
Ormat Technologies, Inc.	2,800	50,400
Otter Tail Corp.	4,100	96,227
Pepco Holdings, Inc.	29,300	584,828
PG&E Corp.	54,600	2,520,336
Piedmont Natural Gas Co., Inc.	9,300	295,554
Pinnacle West Capital Corp.	17,800	953,012
PNM Resources, Inc.	8,500	176,800
Portland General Electric Co.	8,200	223,286
PPL Corp.	76,000	2,196,400
Public Service Enterprise Group, Inc.	66,500	2,210,460
Questar Corp.	22,200	451,770
SCANA Corp.	15,405	757,464
Sempra Energy	29,975	2,110,540
South Jersey Industries, Inc.	2,500	132,150
Southwest Gas Corp.	11,600	518,056
TECO Energy, Inc.	26,700	485,673
The AES Corp. *	96,396	1,162,536
The Empire District Electric Co.	6,500	139,750
The Laclede Group, Inc.	3,300	137,874
The Southern Co.	112,700	5,426,505
UGI Corp.	13,700	419,905
UIL Holdings Corp.	6,166	228,389
Unitil Corp.	3,600	95,616
UNS Energy Corp.	3,800	154,660
Vectren Corp.	8,766	261,665
Westar Energy, Inc.	11,700	357,552
WGL Holdings, Inc.	6,000	242,700
Wisconsin Energy Corp.	30,700	1,250,718
Xcel Energy, Inc.	63,095	1,848,683

		74,606,376

Total Common Stock
(Cost $1,507,769,670)		1,978,981,033

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (a)(c)*	33	—

Total Warrants
(Cost $—)		—

 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Barclays
0.03%, 08/01/12	19,196,256	19,196,256

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.05%, 09/20/12 (e)(f)	100,000	99,993
0.06%, 09/20/12 (e)(f)	185,000	184,985
0.07%, 09/20/12 (e)(f)	160,000	159,984
0.09%, 09/20/12 (e)(f)	1,700,000	1,699,787

		2,144,749

Total Short-Term Investments
(Cost $21,341,005)		21,341,005

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Wells Fargo Advantage Government Money Market Fund	15,971,787	15,971,787

Total Collateral Invested for Securities on Loan
(Cost $15,971,787)		15,971,787

End of collateral invested for securities on loan.

At 07/31/12 tax basis cost of the fund’s investments was $1,540,942,792 and the unrealized appreciation and depreciation were $647,149,408 and ($187,770,162), respectively, with a net unrealized appreciation of $459,379,246.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $2,604 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/21/12	50	3,923,000	87,431
S&P 500 Index, e-mini, Long, expires 09/21/12	250	17,182,500	671,463

Net unrealized gains			758,894

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

22

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 23

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,951,965,544	$—	$—	$1,951,965,544
Consumer Durables & Apparel	27,012,885	—	2,604	27,015,489
Warrants(a)	—	—	—	—
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	21,341,005	—	21,341,005

Total	$1,978,978,429	$21,341,005	$2,604	$2,000,322,038

Other Financial Instruments
Collateral Invested for Securities on Loan	$15,971,787	$—	$—	$15,971,787
Futures Contracts*	758,894	—	—	758,894

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock	$8,367	($623,249)	$616,579	$—	($4,868)	$5,775	$—	$2,604
Rights	29	3	(29)	—	(3)	—	—	—

Total	$8,396	($623,246)	$616,550	$—	($4,871)	$5,775	$—	$2,604

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in and out of Level 3 from Level 1 or Level 2 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46819JUL12

24

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	1,175,300,769	1,310,586,011
0.5%		Preferred Stock	5,927,555	6,896,142
0.9%		Other Investment Company	11,659,172	11,250,000
0.0%		Short-Term Investments	98,162	98,162

99.7%		Total Investments	1,192,985,658	1,328,830,315
0.6%		Collateral Invested for Securities on Loan	8,098,806	8,098,806
(0	.3)%	Other Assets and Liabilities, Net		(4,243,052)

100.0%		Total Net Assets		1,332,686,069

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 9.2%

Banks 3.0%
Australia & New Zealand Banking Group Ltd.	364,616	8,965,650
Bendigo & Adelaide Bank Ltd.	58,930	505,525
Commonwealth Bank of Australia	215,174	12,954,572
National Australia Bank Ltd.	304,643	7,948,781
Westpac Banking Corp.	415,593	10,080,253

		40,454,781

Capital Goods 0.0%
Leighton Holdings Ltd.	20,663	369,178

Commercial & Professional Supplies 0.1%
Brambles Ltd.	212,098	1,384,689
Campbell Brothers Ltd.	9,211	450,805

		1,835,494

Consumer Services 0.2%
Crown Ltd.	54,264	479,986
Echo Entertainment Group Ltd.	127,561	559,204
TABCORP Holdings Ltd.	93,458	318,088
Tatts Group Ltd.	179,936	547,549

		1,904,827

Diversified Financials 0.2%
ASX Ltd.	23,898	781,338
Macquarie Group Ltd.	44,398	1,155,201

		1,936,539

Energy 0.6%
Caltex Australia Ltd.	18,421	272,689
Origin Energy Ltd.	150,278	1,854,929
Santos Ltd.	128,649	1,443,595
Whitehaven Coal Ltd.	61,359	234,923
Woodside Petroleum Ltd.	88,594	3,124,507
WorleyParsons Ltd.	28,917	788,630

		7,719,273

Food & Staples Retailing 0.8%
Metcash Ltd.	104,953	375,434
Wesfarmers Ltd.	137,854	4,704,820
Woolworths Ltd.	168,353	5,044,290

		10,124,544

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	77,601	1,133,337

Health Care Equipment & Services 0.1%
Cochlear Ltd.	7,752	535,134
Ramsay Health Care Ltd.	17,923	445,945
Sonic Healthcare Ltd.	50,551	670,518

		1,651,597

Insurance 0.5%
AMP Ltd.	383,659	1,607,772
Insurance Australia Group Ltd.	283,686	1,118,692
QBE Insurance Group Ltd.	156,393	2,295,452
Suncorp Group Ltd.	177,722	1,576,317

		6,598,233

Materials 2.0%
Alumina Ltd.	288,848	203,328
Amcor Ltd.	167,504	1,322,402
BHP Billiton Ltd.	438,774	14,574,967
Boral Ltd.	99,599	349,968
Fortescue Metals Group Ltd.	188,571	809,462
Iluka Resources Ltd.	57,132	564,227
Incitec Pivot Ltd.	222,242	720,503
James Hardie Industries SE CDI	59,672	521,233
Lynas Corp Ltd. (a)*	192,814	160,897
Newcrest Mining Ltd.	104,385	2,552,766
Orica Ltd.	49,664	1,291,556
OZ Minerals Ltd.	44,193	348,402
Rio Tinto Ltd.	59,827	3,313,050
Sims Metal Management Ltd.	22,423	194,064

		26,926,825

Media 0.0%
Fairfax Media Ltd. (a)	239,029	131,016

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	70,422	3,149,337

Real Estate 0.7%
Centro Retail Australia REIT	171,410	368,545
CFS Retail Property Trust Group	251,853	522,714
Dexus Property Group	613,354	635,533
Goodman Group	208,213	818,893
GPT Group	194,809	700,853

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lend Lease Group	74,007	625,975
Mirvac Group	430,662	617,246
Stockland	314,715	1,102,783
Westfield Group	299,311	3,130,796
Westfield Retail Trust	387,362	1,237,664

		9,761,002

Retailing 0.0%
Harvey Norman Holdings Ltd.	83,733	175,293

Software & Services 0.0%
Computershare Ltd.	60,657	486,615

Telecommunication Services 0.2%
Telstra Corp., Ltd.	594,255	2,495,728

Transportation 0.3%
Asciano Ltd.	133,090	603,846
Qantas Airways Ltd. *	122,422	145,805
QR National Ltd.	233,058	780,445
Sydney Airport	50,095	165,310
Toll Holdings Ltd.	92,053	386,690
Transurban Group	178,171	1,144,532

		3,226,628

Utilities 0.2%
AGL Energy Ltd.	73,758	1,214,043
APA Group	86,733	445,279
SP AusNet	226,610	250,325

		1,909,647

		121,989,894

Austria 0.3%

Banks 0.1%
Erste Group Bank AG *	28,924	522,609
Raiffeisen Bank International AG	6,669	219,494

		742,103

Capital Goods 0.1%
Andritz AG	9,797	535,566

Energy 0.1%
OMV AG	20,539	644,435

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,240	203,830

Materials 0.0%
Voestalpine AG	14,994	407,243

Real Estate 0.0%
Immofinanz AG *	121,689	397,882

Telecommunication Services 0.0%
Telekom Austria AG	45,336	412,276

Utilities 0.0%
Verbund AG	9,608	183,767

		3,527,102

Belgium 1.1%

Banks 0.0%
KBC GROEP N.V.	21,978	459,062

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	10,830	707,394

Food & Staples Retailing 0.1%
Colruyt S.A.	10,334	468,650
Delhaize Group S.A.	13,897	496,906

		965,556

Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	109,384	8,654,791

Insurance 0.0%
Ageas *	301,904	598,774

Materials 0.1%
Solvay S.A.	8,365	868,497
Umicore S.A.	15,555	688,265

		1,556,762

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	14,806	740,706

Telecommunication Services 0.1%
Belgacom S.A.	20,952	602,829
Mobistar S.A.	4,094	126,309
Telenet Group Holding N.V.	7,632	336,129

		1,065,267

		14,748,312

Cayman Islands 0.0%

Transportation 0.0%
Veripos, Inc. (b)*	3,840	7,390

Denmark 1.2%

Banks 0.1%
Danske Bank A/S *	88,996	1,319,268

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	14,596	1,179,780

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	3,107	588,305
William Demant Holding A/S *	3,310	312,266

		900,571

Insurance 0.0%
Tryg A/S	3,346	189,689

Materials 0.1%
Novozymes A/S, B Shares	33,838	831,887

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	55,418	8,544,768

Telecommunication Services 0.0%
TDC A/S	66,616	451,763

Transportation 0.2%
AP Moller - Maersk A/S, Series A	75	493,107
AP Moller - Maersk A/S, Series B	180	1,245,424
DSV A/S	25,786	552,573

		2,291,104

		15,708,830

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Finland 0.7%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	15,028	598,386

Capital Goods 0.2%
Kone Oyj, Class B	21,614	1,338,628
Metso Oyj	17,438	633,717
Wartsila Oyj Abp	22,877	685,012

		2,657,357

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	18,850	218,518

Energy 0.0%
Neste Oil Oyj	17,493	184,552

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	9,130	235,762

Insurance 0.1%
Sampo Oyj, A Shares	56,924	1,507,571

Materials 0.1%
Stora Enso Oyj, R Shares	79,383	451,897
UPM-Kymmene Oyj	71,633	765,174

		1,217,071

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	12,992	259,047

Technology Hardware & Equipment 0.1%
Nokia Oyj (a)	495,931	1,190,390

Telecommunication Services 0.0%
Elisa Oyj	19,292	400,689

Utilities 0.1%
Fortum Oyj	58,639	980,821

		9,450,164

France 9.0%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin	24,474	1,662,923
Peugeot S.A. (a)*	31,040	240,731
Renault S.A.	26,229	1,143,911

		3,047,565

Banks 0.6%
BNP Paribas S.A.	132,334	4,888,375
Credit Agricole S.A. *	140,426	600,197
Natixis	112,136	279,462
Societe Generale S.A. *	93,999	2,069,012

		7,837,046

Capital Goods 1.2%
Alstom S.A.	28,306	938,085
Bouygues S.A.	25,779	649,246
Compagnie de Saint-Gobain	55,559	1,673,052
European Aeronautic Defence & Space Co., N.V.	55,946	2,007,555
Legrand S.A.	31,978	1,024,487
Rexel S.A.	14,470	241,818
Safran S.A.	30,868	1,044,562
Schneider Electric S.A.	71,417	4,026,676
Thales S.A.	12,374	386,938
Vallourec S.A.	14,501	600,360
Vinci S.A.	62,024	2,626,535
Zodiac Aerospace	4,592	447,799

		15,667,113

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	7,455	658,083
Edenred	23,930	630,579
Societe BIC S.A.	3,926	397,967

		1,686,629

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	7,386	1,019,951
LVMH Moet Hennessy Louis Vuitton S.A.	34,733	5,224,904

		6,244,855

Consumer Services 0.1%
Accor S.A.	20,125	667,852
Sodexo	12,865	970,521

		1,638,373

Diversified Financials 0.0%
Eurazeo	4,523	179,818
Wendel S.A.	4,484	320,199

		500,017

Energy 1.1%
Compagnie Generale de Geophysique - Veritas *	17,916	512,814
Technip S.A.	13,539	1,421,251
Total S.A.	288,846	13,308,937

		15,243,002

Food & Staples Retailing 0.2%
Carrefour S.A.	78,792	1,409,882
Casino Guichard Perrachon S.A.	7,517	630,394

		2,040,276

Food, Beverage & Tobacco 0.6%
Danone S.A.	79,135	4,810,093
Pernod-Ricard S.A.	28,500	3,062,765
Remy Cointreau S.A.	3,002	354,272

		8,227,130

Health Care Equipment & Services 0.2%
Essilor International S.A.	27,437	2,388,196

Household & Personal Products 0.3%
L’Oreal S.A.	32,426	3,887,908

Insurance 0.3%
AXA S.A.	240,568	2,922,830
CNP Assurances	18,752	197,547
SCOR SE	21,612	512,135

		3,632,512

Materials 0.7%
Air Liquide S.A.	42,509	4,754,041
ArcelorMittal	126,038	2,006,504
Arkema S.A.	8,323	612,640
Imerys S.A.	4,634	233,263
Lafarge S.A.	25,184	1,154,519

		8,760,967

Media 0.2%
Eutelsat Communications S.A.	17,773	536,597
JC Decaux S.A.	9,072	183,163

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lagardere S.C.A.	16,104	434,321
Publicis Groupe S.A.	19,628	966,256
SES S.A.	38,980	937,076

		3,057,413

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	164,220	13,398,297

Real Estate 0.3%
Fonciere des Regions	3,093	223,220
Gecina S.A.	2,992	273,898
ICADE	3,182	243,337
Klepierre	12,841	417,655
Unibail-Rodamco SE	12,649	2,425,390

		3,583,500

Retailing 0.1%
PPR	10,546	1,576,813

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	91,084	488,663

Software & Services 0.2%
AtoS	7,861	441,455
Cap Gemini S.A.	20,192	736,795
Dassault Systemes S.A.	8,246	813,319

		1,991,569

Technology Hardware & Equipment 0.1%
Alcatel-Lucent (a)*	290,823	320,967
Gemalto N.V.	10,660	814,577

		1,135,544

Telecommunication Services 0.5%
France Telecom S.A.	250,672	3,356,772
Iliad S.A.	3,071	422,903
Vivendi S.A.	176,924	3,355,470

		7,135,145

Transportation 0.1%
Aeroports de Paris	4,137	320,546
Groupe Eurotunnel S.A. - Reg’d	73,526	522,329

		842,875

Utilities 0.4%
EDF S.A.	33,008	683,796
GDF Suez	167,596	3,739,918
Suez Environnement Co.	38,178	419,122
Veolia Environnement	45,958	520,015

		5,362,851

		119,374,259

Germany 7.5%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	44,804	3,334,460
Continental AG	10,651	963,030
Daimler AG - Reg’d	123,333	6,145,110
Volkswagen AG	4,026	639,975

		11,082,575

Banks 0.1%
Commerzbank AG *	500,267	775,254

Capital Goods 0.9%
Brenntag AG	6,238	683,225
GEA Group AG	23,827	641,279
Hochtief AG *	4,838	229,560
MAN SE	5,692	532,399
Siemens AG - Reg’d	111,961	9,487,457

		11,573,920

Consumer Durables & Apparel 0.2%
Adidas AG	28,866	2,165,014
Hugo Boss AG	3,434	345,238

		2,510,252

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	126,720	3,847,300
Deutsche Boerse AG	26,608	1,323,707

		5,171,007

Food & Staples Retailing 0.0%
Metro AG	17,029	468,271

Food, Beverage & Tobacco 0.0%
Suedzucker AG	9,044	311,598

Health Care Equipment & Services 0.3%
Celesio AG	11,605	211,111
Fresenius Medical Care AG & Co KGaA	28,922	2,090,709
Fresenius SE & Co KGaA	16,690	1,777,281

		4,079,101

Household & Personal Products 0.1%
Beiersdorf AG	13,321	882,198
Henkel AG & Co. KGaA	17,376	1,026,467

		1,908,665

Insurance 0.8%
Allianz SE - Reg’d	62,158	6,166,589
Hannover Rueckversicherung AG - Reg’d	8,228	491,657
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	24,554	3,479,106

		10,137,352

Materials 1.3%
BASF SE	124,983	9,124,323
HeidelbergCement AG	19,188	889,086
K&S AG - Reg’d	22,781	1,123,887
Lanxess AG	11,353	787,111
Linde AG	25,146	3,739,973
Salzgitter AG	5,330	193,779
ThyssenKrupp AG	50,861	932,403
Wacker Chemie AG	2,134	138,843

		16,929,405

Media 0.1%
Axel Springer AG	5,400	241,037
Kabel Deutschland Holding AG *	12,281	768,454

		1,009,491

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	112,527	8,546,702
Merck KGaA	8,818	886,853
QIAGEN N.V. *	31,809	566,534

		10,000,089

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	148,287	1,077,497

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.6%
SAP AG	125,206	7,945,933
United Internet AG - Reg’d	12,162	214,953

		8,160,886

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	382,217	4,308,329

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	31,243	392,722
Deutsche Post AG - Reg’d	116,793	2,096,814
Fraport AG	5,014	283,953

		2,773,489

Utilities 0.6%
E.ON AG	245,076	5,215,698
RWE AG	67,236	2,639,690

		7,855,388

		100,132,569

Greece 0.0%

Consumer Services 0.0%
OPAP S.A.	30,470	183,093

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	27,404	480,480

		663,573

Hong Kong 3.0%

Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	496,000	1,517,053
Hang Seng Bank Ltd.	103,136	1,430,849
The Bank of East Asia, Ltd.	181,600	630,755
Wing Hang Bank Ltd.	24,500	224,214

		3,802,871

Capital Goods 0.2%
Hopewell Holdings Ltd.	78,000	226,694
Hutchison Whampoa Ltd.	294,370	2,638,737
NWS Holdings Ltd.	184,000	280,058

		3,145,489

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	101,000	304,935

Consumer Services 0.2%
Galaxy Entertainment Group Ltd. (a)*	197,000	471,339
MGM China Holdings Ltd.	128,000	176,922
Sands China Ltd.	329,600	966,823
Shangri-La Asia Ltd.	224,000	439,868
SJM Holdings Ltd.	260,000	461,675
Wynn Macau Ltd.	212,000	449,242

		2,965,869

Diversified Financials 0.2%
First Pacific Co., Ltd.	248,000	277,272
Hong Kong Exchanges & Clearing Ltd.	139,818	1,865,485

		2,142,757

Insurance 0.4%
AIA Group Ltd.	1,396,600	4,879,455

Real Estate 1.1%
Cheung Kong (Holdings) Ltd.	188,656	2,468,288
Hang Lung Group Ltd.	120,000	774,636
Hang Lung Properties Ltd.	301,000	1,063,470
Henderson Land Development Co., Ltd.	136,000	788,163
Hysan Development Co., Ltd.	87,000	366,335
Kerry Properties Ltd.	98,000	448,070
New World Development Co., Ltd.	505,000	642,140
Sino Land Co., Ltd.	396,000	672,862
Sun Hung Kai Properties Ltd.	214,604	2,665,737
Swire Pacific Ltd., Class A	95,090	1,137,865
The Link REIT	307,000	1,343,014
The Wharf Holdings Ltd.	206,100	1,186,842
Wheelock & Co., Ltd.	124,000	484,643

		14,042,065

Retailing 0.1%
Li & Fung Ltd.	774,000	1,520,299
Lifestyle International Holdings Ltd.	80,500	184,115

		1,704,414

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd. (a)	27,000	345,469

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	194,000	57,781

Telecommunication Services 0.0%
PCCW Ltd.	428,000	167,724

Transportation 0.1%
Cathay Pacific Airways Ltd.	141,000	232,569
MTR Corp., Ltd.	195,500	681,260
Orient Overseas International Ltd.	30,000	170,111

		1,083,940

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	64,000	387,744
CLP Holdings Ltd.	250,580	2,162,142
Hong Kong & China Gas Co., Ltd.	711,031	1,644,996
Power Assets Holdings Ltd.	189,500	1,487,118

		5,682,000

		40,324,769

Ireland 0.3%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	20,372	926,178

Materials 0.1%
CRH plc	97,761	1,789,879

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	68,254	796,042

Transportation 0.0%
Ryanair Holdings plc *	25,968	126,892

		3,638,991

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M. *	144,407	418,447
Bank Leumi Le-Israel B.M. *	160,854	362,658
Mizrahi Tefahot Bank Ltd. *	16,863	126,426

		907,531

Capital Goods 0.0%
Delek Group Ltd.	1,038	137,740
Elbit Systems Ltd.	3,214	103,923

		241,663

Materials 0.1%
Israel Chemicals Ltd.	58,265	689,757
The Israel Corp., Ltd.	316	180,964

		870,721

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	128,323	5,233,751

Software & Services 0.0%
NICE Systems Ltd. *	8,174	294,791

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	240,228	241,681

		7,790,138

Italy 2.0%

Automobiles & Components 0.1%
Fiat S.p.A. *	117,793	577,232
Pirelli & C. S.p.A.	32,458	327,778

		905,010

Banks 0.3%
Banca Monte dei Paschi di Siena S.p.A. *	864,639	191,057
Banco Popolare Scarl *	257,152	299,458
Intesa Sanpaolo S.p.A.	1,340,475	1,694,442
Intesa Sanpaolo S.p.A. - RSP	87,092	87,084
UniCredit S.p.A. *	566,039	1,917,818
Unione di Banche Italiane S.C.P.A.	110,740	320,720

		4,510,579

Capital Goods 0.1%
Fiat Industrial S.p.A.	117,545	1,151,628
Finmeccanica S.p.A. *	55,222	201,770
Prysmian S.p.A.	27,788	445,085

		1,798,483

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	15,932	546,197

Consumer Services 0.0%
Autogrill S.p.A.	15,620	126,083

Diversified Financials 0.0%
Exor S.p.A.	8,747	193,148
Mediobanca S.p.A.	70,501	242,416

		435,564

Energy 0.7%
Eni S.p.A.	327,019	6,743,212
Saipem S.p.A.	35,929	1,651,241
Tenaris S.A.	64,434	1,249,524

		9,643,977

Insurance 0.2%
Assicurazioni Generali S.p.A.	159,328	1,995,763

Media 0.0%
Mediaset S.p.A.	96,708	168,561

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,281,520	1,043,186
Telecom Italia S.p.A. - RSP	758,022	527,729

		1,570,915

Transportation 0.1%
Atlantia S.p.A.	47,830	627,941

Utilities 0.3%
Enel Green Power S.p.A.	238,789	341,442
Enel S.p.A.	898,169	2,564,957
Snam Rete Gas S.p.A.	219,282	881,475
Terna - Rete Elettrica Nationale S.p.A.	183,741	613,192

		4,401,066

		26,730,139

Japan 20.7%

Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	26,100	793,372
Bridgestone Corp.	88,757	1,999,166
Daihatsu Motor Co., Ltd.	26,000	434,506
Denso Corp.	66,300	2,112,311
Fuji Heavy Industries Ltd.	80,000	592,999
Honda Motor Co., Ltd.	222,039	7,058,681
Isuzu Motors Ltd.	162,000	825,888
Koito Manufacturing Co., Ltd.	13,000	164,195
Mazda Motor Corp. *	349,000	418,562
Mitsubishi Motor Corp. *	482,000	459,571
NGK Spark Plug Co., Ltd.	26,000	300,990
NHK Spring Co., Ltd.	20,000	209,519
Nissan Motors Co., Ltd.	340,696	3,203,295
NOK Corp.	14,200	271,536
Stanley Electric Co., Ltd.	19,800	291,045
Sumitomo Rubber Industries Ltd.	23,400	280,639
Suzuki Motor Corp.	49,100	897,126
Toyoda Gosei Co., Ltd.	8,800	179,907
Toyota Boshoku Corp.	14,200	158,975
Toyota Industries Corp.	22,800	606,602
Toyota Motor Corp.	375,303	14,350,391
Yamaha Motor Co., Ltd.	38,200	322,645

		35,931,921

Banks 2.0%
Aozora Bank Ltd.	60,000	137,469
Fukuoka Financial Group, Inc.	106,000	386,549

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsubishi UFJ Financial Group, Inc.	1,733,509	8,405,848
Mizuho Financial Group, Inc.	3,105,834	5,115,163
Resona Holdings, Inc.	261,900	1,066,279
Seven Bank Ltd.	62,000	154,689
Shinsei Bank Ltd.	206,000	232,081
Sumitomo Mitsui Financial Group, Inc.	182,846	5,758,055
Sumitomo Mitsui Trust Holdings, Inc.	430,000	1,228,179
Suruga Bank Ltd.	25,000	263,941
The Bank of Kyoto Ltd.	44,000	321,802
The Bank of Yokohama Ltd.	167,000	756,350
The Chiba Bank Ltd.	104,000	605,831
The Chugoku Bank Ltd.	24,000	305,604
The Gunma Bank Ltd.	52,000	252,810
The Hachijuni Bank Ltd.	57,000	302,439
The Iyo Bank Ltd.	33,000	254,170
The Joyo Bank Ltd.	89,000	396,579
The Nishi-Nippon City Bank Ltd.	100,000	218,595
The Shizuoka Bank Ltd.	74,000	744,737
Yamaguchi Financial Group, Inc.	28,000	235,938

		27,143,108

Capital Goods 3.0%
Amada Co., Ltd.	49,000	257,671
Asahi Glass Co., Ltd.	138,000	810,185
Chiyoda Corp.	21,000	272,743
Daikin Industries Ltd.	32,000	869,329
Fanuc Corp.	26,300	4,060,413
Fuji Electric Co., Ltd.	84,000	185,212
Furukawa Electric Co., Ltd.	70,000	145,107
GS Yuasa Corp. (a)	48,000	190,142
Hino Motors Ltd.	35,000	241,870
Hitachi Construction Machinery Co., Ltd. (a)	14,600	260,982
IHI Corp.	159,000	338,390
ITOCHU Corp.	204,000	2,111,767
JGC Corp.	28,000	855,764
JTEKT Corp.	30,300	265,995
Kajima Corp.	122,000	348,932
Kawasaki Heavy Industries Ltd.	201,000	477,274
Kinden Corp.	18,000	121,036
Komatsu Ltd.	126,509	2,806,506
Kubota Corp.	151,000	1,427,599
Kurita Water Industries Ltd.	15,400	346,385
LIXIL Group Corp.	36,300	758,645
Mabuchi Motor Co., Ltd.	3,300	127,975
Makita Corp.	15,300	511,251
Marubeni Corp.	224,000	1,494,186
Mitsubishi Corp.	190,300	3,765,787
Mitsubishi Electric Corp.	260,000	2,060,325
Mitsubishi Heavy Industries Ltd.	419,000	1,691,814
Mitsui & Co., Ltd.	237,500	3,507,080
Nabtesco Corp.	13,000	283,691
NGK Insulators Ltd.	35,000	401,694
Nidec Corp.	14,600	1,149,553
NSK Ltd.	60,000	362,502
NTN Corp.	52,000	139,470
Obayashi Corp.	89,000	404,022
Shimizu Corp.	87,000	270,968
SMC Corp.	7,400	1,243,137
Sojitz Corp.	142,200	220,454
Sumitomo Corp.	153,600	2,151,796
Sumitomo Electric Industries Ltd.	102,900	1,210,049
Sumitomo Heavy Industries Ltd.	75,000	300,536
Taisei Corp.	146,000	401,369
The Japan Steel Works Ltd.	43,000	233,903
THK Co., Ltd.	16,400	289,981
TOTO Ltd.	40,000	296,435
Toyota Tsusho Corp.	29,000	536,209
Ushio, Inc.	14,300	180,210

		40,386,344

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	76,000	577,643
Secom Co., Ltd.	28,600	1,323,162
Toppan Printing Co., Ltd.	76,000	470,839

		2,371,644

Consumer Durables & Apparel 0.7%
Asics Corp.	20,000	234,091
Casio Computer Co., Ltd. (a)	32,000	210,335
Namco Bandai Holdings, Inc.	23,000	330,316
Nikon Corp.	46,000	1,270,270
Panasonic Corp.	297,312	2,057,801
Rinnai Corp.	4,400	283,268
Sankyo Co., Ltd.	6,400	317,220
Sega Sammy Holdings, Inc.	26,600	566,818
Sekisui Chemical Co., Ltd.	59,000	501,261
Sekisui House Ltd.	74,000	707,130
Sharp Corp.	136,785	467,929
Shimano, Inc.	10,200	677,345
Sony Corp.	135,400	1,646,450
Yamaha Corp.	22,000	211,531

		9,481,765

Consumer Services 0.1%
Benesse Holdings, Inc.	9,200	434,236
McDonald’s Holdings Co., Ltd.	9,000	260,145
Oriental Land Co., Ltd.	6,800	845,964

		1,540,345

Diversified Financials 0.4%
Aeon Credit Service Co., Ltd.	10,700	203,949
Credit Saison Co., Ltd.	21,900	496,594
Daiwa Securities Group, Inc.	231,000	860,946
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,950	317,313
Nomura Holdings, Inc.	500,500	1,752,548
ORIX Corp.	14,290	1,350,939
SBI Holdings, Inc.	3,059	206,550

		5,188,839

Energy 0.3%
Cosmo Oil Co., Ltd.	63,000	137,390
Idemitsu Kosan Co., Ltd.	3,000	251,291
Inpex Corp.	299	1,661,352
Japan Petroleum Exploration Co.	3,900	146,204
JX Holdings, Inc.	309,000	1,485,312
Showa Shell Sekiyu K.K.	25,700	139,441

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TonenGeneral Sekiyu K.K.	39,000	319,132

		4,140,122

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	81,900	986,129
FamilyMart Co., Ltd.	7,700	364,385
Lawson, Inc.	8,200	588,976
Seven & i Holdings Co., Ltd.	103,703	3,282,056

		5,221,546

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	88,000	1,246,502
Asahi Group Holdings Ltd.	52,800	1,185,220
Coca-Cola West Co., Ltd.	8,300	142,045
Japan Tobacco, Inc.	121,400	3,813,727
Kikkoman Corp.	22,000	276,079
Kirin Holdings Co., Ltd.	117,000	1,327,131
Meiji Holdings Co., Ltd.	8,400	383,570
Nippon Meat Packers, Inc.	23,000	300,541
Nisshin Seifun Group, Inc.	25,500	303,652
Nissin Food Holdings Co., Ltd.	8,000	305,651
Toyo Suisan Kaisha Ltd.	12,000	288,148
Yakult Honsha Co., Ltd. (a)	13,200	510,335
Yamazaki Baking Co., Ltd.	16,000	223,035

		10,305,636

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	5,300	281,734
Medipal Holdings Corp.	20,000	287,695
Miraca Holdings, Inc.	7,600	322,958
Olympus Corp. *	29,000	543,085
Suzuken Co., Ltd.	10,000	358,420
Sysmex Corp.	9,800	426,860
Terumo Corp.	21,300	869,989

		3,090,741

Household & Personal Products 0.3%
Kao Corp.	72,619	1,962,637
Shiseido Co., Ltd.	49,000	701,274
Unicharm Corp.	15,500	853,941

		3,517,852

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	68,162	1,102,350
NKSJ Holdings, Inc.	52,500	1,000,727
Sony Financial Holdings, Inc.	23,700	378,008
T&D Holdings, Inc.	79,000	803,053
The Dai-ichi Life Insurance Co., Ltd.	1,144	1,199,190
Tokio Marine Holdings, Inc.	97,499	2,233,913

		6,717,241

Materials 1.3%
Air Water, Inc.	20,000	240,543
Asahi Kasei Corp.	172,000	911,623
Daicel Corp.	40,000	239,404
Daido Steel Co., Ltd.	39,000	220,031
Denki Kagaku Kogyo K.K.	66,000	217,323
Hitachi Chemical Co., Ltd.	14,200	215,692
Hitachi Metals Ltd.	22,000	240,792
JFE Holdings, Inc.	62,900	824,512
JSR Corp.	24,400	429,490
Kaneka Corp.	38,000	195,437
Kansai Paint Co., Ltd.	30,000	313,138
Kobe Steel Ltd.	304,000	284,195
Kuraray Co., Ltd.	47,000	550,118
Maruichi Steel Tube Ltd.	6,400	124,305
Mitsubishi Chemical Holdings Corp.	190,000	801,808
Mitsubishi Gas Chemical Co., Inc.	53,000	303,913
Mitsubishi Materials Corp.	159,000	438,266
Mitsui Chemicals, Inc.	112,000	251,014
Nippon Paper Group, Inc. (a)	13,500	170,741
Nippon Steel Corp.	677,000	1,350,889
Nisshin Steel Co., Ltd.	61,000	67,119
Nitto Denko Corp.	22,500	966,677
OJI Paper Co., Ltd.	104,000	346,349
Shin-Etsu Chemical Co., Ltd.	56,460	2,850,032
Showa Denko K.K.	183,000	329,703
Sumitomo Chemical Co., Ltd.	201,000	556,842
Sumitomo Metal Industries Ltd.	432,000	633,233
Sumitomo Metal Mining Co., Ltd.	71,000	758,348
Taiheiyo Cement Corp.	150,000	329,666
Taiyo Nippon Sanso Corp.	36,000	201,455
Teijin Ltd.	135,000	394,846
Toray Industries, Inc.	200,000	1,252,074
Tosoh Corp.	77,000	189,157
Toyo Seikan Kaisha Ltd.	20,700	243,086
Ube Industries Ltd.	119,000	259,475
Yamato Kogyo Co., Ltd.	5,700	160,701

		17,861,997

Media 0.1%
Dentsu, Inc.	24,700	655,673
Hakuhodo DY Holdings, Inc.	3,180	209,411
Jupiter Telecommunications Co., Ltd.	281	280,550
Toho Co., Ltd.	15,500	277,668

		1,423,302

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	61,070	2,901,168
Chugai Pharmaceutical Co., Ltd.	30,500	586,557
Daiichi Sankyo Co., Ltd.	90,600	1,490,989
Dainippon Sumitomo Pharma Co., Ltd.	21,800	240,763
Eisai Co., Ltd.	34,400	1,522,312
Hisamitsu Pharmaceutical Co., Inc.	8,400	422,814
Kyowa Hakko Kirin Co., Ltd.	36,000	400,416
Mitsubishi Tanabe Pharma Corp.	31,000	473,121
Ono Pharmaceutical Co., Ltd.	11,300	713,306
Otsuka Holdings Co., Ltd.	48,800	1,485,991
Santen Pharmaceutical Co., Ltd.	10,100	429,677
Shionogi & Co., Ltd.	41,000	583,998
Taisho Pharmaceutical Holdings Co., Ltd.	5,000	398,954
Takeda Pharmaceutical Co., Ltd.	107,500	4,937,436
Tsumura & Co.	8,200	230,633

		16,818,135

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.9%
Aeon Mall Co., Ltd.	9,900	236,792
Daito Trust Construction Co., Ltd.	9,900	951,388
Daiwa House Industry Co., Ltd.	69,000	980,256
Hulic Co., Ltd. *	32,600	170,663
Japan Prime Realty Investment Corp.	93	241,683
Japan Real Estate Investment Corp.	73	688,925
Japan Retail Fund Investment Corp.	256	428,158
Mitsubishi Estate Co., Ltd.	171,502	3,071,710
Mitsui Fudosan Co., Ltd.	113,777	2,192,179
Nippon Building Fund, Inc.	82	795,626
Nomura Real Estate Holdings, Inc.	13,000	240,075
Nomura Real Estate Office Fund, Inc.	37	212,779
NTT Urban Development Corp.	155	124,910
Sumitomo Realty & Development Co., Ltd.	49,000	1,219,294
Tokyu Land Corp.	58,000	292,531

		11,846,969

Retailing 0.4%
ABC-Mart, Inc.	3,600	145,089
Fast Retailing Co., Ltd.	7,200	1,478,689
Isetan Mitsukoshi Holdings Ltd.	46,800	492,701
J. Front Retailing Co., Ltd.	66,000	327,016
Marui Group Co., Ltd.	30,000	219,268
Nitori Holdings Co., Ltd.	4,600	430,092
Rakuten, Inc.	100,000	994,911
Sanrio Co., Ltd. (a)	6,100	210,346
Shimamura Co., Ltd.	3,000	348,176
Takashimaya Co., Ltd.	36,000	262,348
USS Co., Ltd.	2,990	321,773
Yamada Denki Co., Ltd.	12,480	646,793

		5,877,202

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	20,400	258,869
Rohm Co., Ltd.	13,200	473,768
Sumco Corp. *	15,800	119,835
Tokyo Electron Ltd.	23,400	1,086,571

		1,939,043

Software & Services 0.4%
Dena Co., Ltd.	15,600	337,996
Gree, Inc. (a)	13,000	205,773
Itochu Techno-Solutions Corp.	3,800	196,499
Konami Corp.	12,700	270,688
Nexon Co., Ltd. *	15,000	306,929
Nintendo Co., Ltd.	14,339	1,595,083
Nomura Research Institute Ltd.	13,800	285,066
NTT Data Corp.	172	519,529
Oracle Corp., Japan	5,200	232,769
Otsuka Corp.	2,200	193,303
Square Enix Holdings Co., Ltd.	8,700	134,232
Trend Micro, Inc.	14,500	429,924
Yahoo Japan Corp.	1,984	721,247

		5,429,038

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	32,200	297,452
Canon, Inc.	154,395	5,155,736
Citizen Holdings Co., Ltd.	36,000	198,895
FUJIFILM Holdings Corp.	63,211	1,128,962
Fujitsu Ltd.	257,000	1,008,225
Hamamatsu Photonics K.K.	9,100	317,958
Hirose Electric Co., Ltd.	3,900	372,113
Hitachi High-Technologies Corp.	8,400	209,075
Hitachi Ltd.	611,079	3,602,582
Hoya Corp.	59,407	1,317,698
Ibiden Co., Ltd.	16,500	267,428
Keyence Corp.	6,100	1,519,270
Konica Minolta Holdings, Inc.	65,500	461,854
Kyocera Corp.	20,900	1,653,653
Murata Manufacturing Co., Ltd.	27,474	1,367,757
NEC Corp. *	325,000	432,954
Nippon Electric Glass Co., Ltd.	54,000	284,276
Omron Corp.	27,700	551,572
Ricoh Co., Ltd. (a)	89,000	608,481
Seiko Epson Corp. (a)	17,700	140,871
Shimadzu Corp.	32,000	261,049
TDK Corp.	16,800	637,201
Toshiba Corp.	538,178	1,782,401
Yaskawa Electric Corp.	29,000	207,824
Yokogawa Electric Corp.	29,300	300,185

		24,085,472

Telecommunication Services 1.0%
KDDI Corp.	362	2,492,441
Nippon Telegraph & Telephone Corp.	59,178	2,747,013
NTT DoCoMo, Inc.	2,100	3,510,307
Softbank Corp.	121,500	4,635,685

		13,385,446

Transportation 1.1%
All Nippon Airways Co., Ltd. (a)	114,000	263,340
Central Japan Railway Co.	205	1,693,658
East Japan Railway Co.	45,860	2,933,517
Hankyu Hanshin Holdings, Inc.	154,000	824,776
Kamigumi Co., Ltd.	34,000	272,661
Kawasaki Kisen Kaisha Ltd. (a)*	108,000	163,556
Keikyu Corp.	64,000	597,113
Keio Corp.	79,000	580,101
Keisei Electric Railway Co., Ltd.	38,000	342,968
Kintetsu Corp. (a)	225,000	892,944
Mitsubishi Logistics Corp.	16,000	168,960
Mitsui O.S.K. Lines, Ltd.	144,000	434,585
Nippon Express Co., Ltd.	116,000	472,339
Nippon Yusen K.K.	209,000	462,469
Odakyu Electric Railway Co., Ltd.	85,000	871,719
Tobu Railway Co., Ltd.	139,000	750,980
Tokyu Corp.	155,000	743,165
West Japan Railway Co.	23,100	996,304
Yamato Holdings Co., Ltd.	51,000	834,952

		14,300,107

Utilities 0.6%
Chubu Electric Power Co., Inc.	86,700	924,845

 9

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Electric Power Development Co., Ltd.	15,900	374,003
Hokkaido Electric Power Co., Inc.	25,000	229,681
Hokuriku Electric Power Co.	23,000	233,912
Kyushu Electric Power Co., Inc.	60,500	472,488
Osaka Gas Co., Ltd.	261,000	1,069,390
Shikoku Electric Power Co., Inc.	22,900	352,978
The Chugoku Electric Power Co., Inc.	40,500	516,214
The Kansai Electric Power Co., Inc.	102,500	768,950
The Tokyo Electric Power Co., Inc. *	202,390	336,532
Toho Gas Co., Ltd.	56,000	336,712
Tohoku Electric Power Co., Inc. *	61,500	396,728
Tokyo Gas Co., Ltd.	331,201	1,707,168

		7,719,601

		275,723,416

Netherlands 2.4%

Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	9,644	314,236
Koninklijke Philips Electronics N.V.	135,978	2,990,455

		3,304,691

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	16,328	494,611

Diversified Financials 0.3%
ING Groep N.V. CVA *	522,007	3,433,961

Energy 0.1%
Fugro N.V. CVA	9,440	617,737
SBM Offshore N.V. *	23,355	284,639

		902,376

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	140,747	1,713,209

Food, Beverage & Tobacco 0.8%
DE Master Blenders 1753 N.V. *	80,000	927,131
Heineken Holding N.V.	14,038	645,181
Heineken N.V.	31,007	1,679,956
Unilever N.V. CVA	221,666	7,695,756

		10,948,024

Insurance 0.1%
Aegon N.V.	234,208	1,063,157
Delta Lloyd N.V.	14,000	182,562

		1,245,719

Materials 0.2%
Akzo Nobel N.V.	31,611	1,706,178
Koninklijke DSM N.V.	21,042	1,035,737

		2,741,915

Media 0.1%
Reed Elsevier N.V.	95,689	1,121,588
Wolters Kluwer N.V.	42,495	705,889

		1,827,477

Real Estate 0.0%
Corio N.V.	8,303	366,764

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	57,144	3,300,471

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	141,035	1,157,617

Transportation 0.1%
Koninklijke Vopak N.V.	9,594	607,968
TNT Express N.V.	44,319	480,346

		1,088,314

		32,525,149

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	78,727	226,435

Materials 0.0%
Fletcher Building Ltd.	93,568	461,283

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	262,628	563,162

Transportation 0.0%
Auckland International Airport Ltd.	126,326	254,163

Utilities 0.0%
Contact Energy Ltd. *	47,421	191,870

		1,696,913

Norway 0.9%

Banks 0.1%
DnB A.S.A.	133,336	1,399,876

Capital Goods 0.1%
Orkla A.S.A.	105,200	750,895

Energy 0.5%
Aker Solutions A.S.A.	22,400	328,192
Seadrill Ltd.	47,400	1,847,249
Statoil A.S.A.	152,011	3,612,780
Subsea 7 S.A.	38,400	802,593

		6,590,814

Insurance 0.0%
Gjensidige Forsikring A.S.A.	27,290	333,950

Materials 0.1%
Norsk Hydro A.S.A.	131,800	535,295
Yara International A.S.A.	25,600	1,208,842

		1,744,137

Telecommunication Services 0.1%
Telenor A.S.A.	97,038	1,640,854

		12,460,526

10

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	270,394	166,240

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	31,135	421,131

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	30,054	471,073

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	86,110	365,246

Utilities 0.1%
EDP - Energias de Portugal S.A.	260,423	593,648

		2,017,338

Singapore 2.0%

Banks 0.6%
DBS Group Holdings Ltd.	246,246	2,905,066
Oversea-Chinese Banking Corp., Ltd.	355,552	2,719,361
United Overseas Bank Ltd.	172,233	2,759,075

		8,383,502

Capital Goods 0.4%
Cosco Corp., (Singapore) Ltd.	136,000	105,259
Fraser & Neave Ltd.	125,000	820,294
Keppel Corp., Ltd.	194,800	1,743,455
Noble Group Ltd.	526,000	451,217
SembCorp Industries Ltd.	134,000	567,604
SembCorp Marine Ltd.	114,000	443,580
Singapore Technologies Engineering Ltd.	208,000	550,392
Yangzijiang Shipbuilding Holdings Ltd.	262,000	207,847

		4,889,648

Consumer Services 0.1%
Genting Singapore plc	836,000	872,554

Diversified Financials 0.0%
Singapore Exchange Ltd.	117,000	626,238

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	200,000	294,807

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	826,000	489,155
Wilmar International Ltd.	262,000	678,510

		1,167,665

Media 0.1%
Singapore Press Holdings Ltd.	230,000	758,465

Real Estate 0.3%
Ascendas REIT	242,000	440,472
CapitaLand Ltd.	350,000	838,777
CapitaMall Trust REIT	296,000	465,214
CapitaMalls Asia Ltd.	186,000	242,533
City Developments Ltd.	68,000	636,796
Global Logistic Properties Ltd.	278,000	499,951
Keppel Land Ltd.	102,000	280,167
UOL Group Ltd.	63,000	261,464

		3,665,374

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	15,000	561,230

Telecommunication Services 0.3%
Singapore Telecommunications Ltd.	1,097,237	3,148,610
StarHub Ltd.	82,000	252,239

		3,400,849

Transportation 0.1%
ComfortDelGro Corp., Ltd.	257,000	346,375
Hutchison Port Holdings Trust	653,000	495,115
Neptune Orient Lines Ltd. *	196,000	180,079
Singapore Airlines Ltd.	74,000	628,227

		1,649,796

		26,270,128

Spain 2.4%

Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	647,458	4,220,890
Banco de Sabadell S.A. (a)	289,230	550,769
Banco Popular Espanol S.A. (a)	133,736	250,945
Banco Santander S.A.	1,273,828	7,712,852
Bankia S.A. (a)*	144,913	141,825
CaixaBank (a)	107,844	352,283

		13,229,564

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A. (a)	19,321	304,600
Ferrovial S.A.	56,073	609,095
Zardoya Otis S.A.	20,026	222,861

		1,136,556

Energy 0.1%
Repsol S.A.	108,282	1,725,706

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	78,792	389,087

Insurance 0.0%
Mapfre S.A. (a)	84,744	154,091

Materials 0.0%
Acerinox S.A.	13,607	135,399

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	19,336	600,999

Retailing 0.2%
Inditex S.A.	29,911	3,078,433

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	42,751	923,108

Telecommunication Services 0.5%
Telefonica S.A.	558,944	6,340,227

Transportation 0.1%
Abertis Infraestructuras S.A.	49,724	613,744

 11

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Consolidated Airlines Group S.A. *	107,020	267,311

		881,055

Utilities 0.3%
Acciona S.A.	2,696	117,288
Enagas S.A.	24,432	423,146
Gas Natural SDG S.A.	47,360	583,139
Iberdrola S.A.	521,737	1,889,740
Red Electrica Corp. S.A.	14,766	584,669

		3,597,982

		32,192,207

Sweden 3.2%

Banks 0.7%
Nordea Bank AB	357,978	3,333,452
Skandinaviska Enskilda Banken AB, A Shares	195,244	1,431,178
Svenska Handelsbanken AB, A Shares	67,386	2,336,551
Swedbank AB, A Shares	110,454	1,919,809

		9,020,990

Capital Goods 0.9%
Alfa Laval AB	46,070	796,642
Assa Abloy AB, B Shares	44,629	1,349,273
Atlas Copco AB, A Shares	90,253	2,020,970
Atlas Copco AB, B Shares	53,246	1,063,391
Sandvik AB	138,283	1,917,394
Scania AB, B Shares	43,664	750,693
Skanska AB, B Shares	51,406	774,941
SKF AB, B Shares	53,410	1,101,550
Volvo AB, B Shares	191,701	2,358,780

		12,133,634

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	42,726	346,755

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	32,815	742,247
Husqvarna AB, B Shares	51,798	264,138

		1,006,385

Diversified Financials 0.2%
Industrivarden AB, C Shares	16,064	215,526
Investor AB, B Shares	62,151	1,293,768
Kinnevik Investment AB, B Shares	28,060	577,531
Ratos AB, B Shares	26,143	270,425

		2,357,250

Energy 0.0%
Lundin Petroleum AB *	30,365	642,378

Food, Beverage & Tobacco 0.1%
Swedish Match AB	29,064	1,223,095

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	12,333	572,517
Getinge AB, B Shares	27,310	780,846

		1,353,363

Materials 0.2%
Boliden AB	37,321	565,838
Holmen AB, B Shares	7,206	193,125
SSAB AB, A Shares	21,354	174,907
Svenska Cellulosa AB, B Shares	78,834	1,338,734

		2,272,604

Media 0.0%
Modern Times Group AB, B Shares	5,633	257,702

Retailing 0.4%
Hennes & Mauritz AB, B Shares	129,596	4,784,192

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	32,231	613,704
Telefonaktiebolaget LM Ericsson, B Shares	411,767	3,823,595

		4,437,299

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	8,446	763,523
Tele2 AB, B Shares	43,259	714,964
TeliaSonera AB	288,336	1,905,633

		3,384,120

		43,219,767

Switzerland 8.5%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	405	206,515

Capital Goods 0.6%
ABB Ltd. - Reg’d *	300,088	5,217,461
Geberit AG - Reg’d *	5,125	1,004,745
Schindler Holding AG	6,633	774,481
Schindler Holding AG - Reg’d	2,938	344,177
Sulzer AG - Reg’d	3,272	422,004

		7,762,868

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	18,078	792,474
SGS S.A. - Reg’d	761	1,520,243

		2,312,717

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., Series A	70,647	3,997,276
The Swatch Group AG - Bearer Shares	4,263	1,690,012
The Swatch Group AG - Reg’d	5,924	412,730

		6,100,018

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	158,272	2,694,601
GAM Holding AG *	28,520	314,390
Julius Baer Group Ltd. *	28,195	1,007,119
Pargesa Holding S.A.	3,688	222,083
Partners Group Holding AG	1,822	332,375
UBS AG - Reg’d *	495,232	5,209,850

		9,780,418

Energy 0.2%
Transocean Ltd.	47,198	2,230,929

12

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 2.2%
Aryzta AG *	11,530	572,326
Barry Callebaut AG - Reg’d *	247	222,941
Lindt & Spruengli AG *	122	377,526
Lindt & Spruengli AG - Reg’d *	14	501,076
Nestle S.A. - Reg’d	449,050	27,587,925

		29,261,794

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	6,704	632,863
Straumann Holding AG - Reg’d	1,070	143,600

		776,463

Insurance 0.6%
Baloise Holding AG - Reg’d	6,481	427,644
Swiss Life Holding AG - Reg’d *	4,159	396,770
Swiss Re AG *	48,154	3,014,371
Zurich Insurance Group AG *	20,166	4,475,688

		8,314,473

Materials 0.6%
Givaudan S.A. - Reg’d *	1,134	1,102,090
Holcim Ltd. - Reg’d *	30,813	1,813,292
Sika AG	295	550,248
Syngenta AG - Reg’d	12,800	4,364,570

		7,830,200

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Actelion Ltd. - Reg’d *	15,099	688,575
Lonza Group AG - Reg’d *	6,860	309,413
Novartis AG - Reg’d	313,010	18,379,644
Roche Holding AG	95,602	16,928,779

		36,306,411

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	6,585	551,236

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,130	1,252,155

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	7,368	837,260

		113,523,457

United Kingdom 23.0%

Automobiles & Components 0.0%
GKN plc	197,268	648,601

Banks 2.7%
Barclays plc	1,577,342	4,108,034
HSBC Holdings plc	2,450,001	20,467,582
Lloyds Banking Group plc *	5,519,495	2,617,887
Royal Bank of Scotland Group plc *	279,217	935,893
Standard Chartered plc	325,144	7,443,244

		35,572,640

Capital Goods 0.9%
BAE Systems plc	443,574	2,140,812
Balfour Beatty plc	93,770	424,853
Bunzl plc	45,083	785,565
Cobham plc	138,372	503,062
IMI plc	43,209	555,039
Invensys plc	116,811	439,694
Meggitt plc	106,056	635,665
Melrose plc	160,000	551,970
Rolls-Royce Holdings plc *	256,927	3,415,256
Smiths Group plc	53,553	893,340
The Weir Group plc	28,836	744,706
Wolseley plc	38,877	1,398,270

		12,488,232

Commercial & Professional Supplies 0.5%
Aggreko plc	36,295	1,158,495
Babcock International Group plc	48,999	657,902
Capita plc	89,879	999,168
Experian plc	136,944	2,030,622
G4S plc	197,050	765,461
Intertek Group plc	21,852	934,088
Serco Group plc	67,334	606,832

		7,152,568

Consumer Durables & Apparel 0.1%
Burberry Group plc	59,816	1,171,435

Consumer Services 0.4%
Carnival plc	24,999	838,524
Compass Group plc	260,634	2,795,765
InterContinental Hotels Group plc	39,611	978,620
TUI Travel plc	52,053	148,654
Whitbread plc	24,188	808,055

		5,569,618

Diversified Financials 0.2%
3i Group plc	138,459	451,794
Aberdeen Asset Management plc	115,543	467,033
ICAP plc	75,860	377,652
Investec plc	73,220	431,423
London Stock Exchange Group plc	23,715	359,425
Man Group plc	219,921	273,953
Schroders plc	15,420	309,566

		2,670,846

Energy 4.5%
AMEC plc	45,327	790,978
BG Group plc	462,121	9,096,981
BP plc	2,582,547	17,147,929
Petrofac Ltd.	35,391	823,252
Royal Dutch Shell plc, A Shares	499,200	16,964,289
Royal Dutch Shell plc, B Shares	362,152	12,739,684
Tullow Oil plc	124,333	2,502,548

		60,065,661

Food & Staples Retailing 0.6%
J. Sainsbury plc	166,478	841,954
Tesco plc	1,093,785	5,445,952
WM Morrison Supermarkets plc	320,444	1,391,281

		7,679,187

Food, Beverage & Tobacco 3.1%
Associated British Foods plc	49,698	976,064

 13

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
British American Tobacco plc	267,898	14,229,272
Diageo plc	340,560	9,103,083
Imperial Tobacco Group plc	135,456	5,256,335
SABMiller plc	130,713	5,636,010
Tate & Lyle plc	63,775	658,782
Unilever plc	175,107	6,278,715

		42,138,261

Health Care Equipment & Services 0.1%
Smith & Nephew plc	121,818	1,246,813

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	89,957	4,936,641

Insurance 0.9%
Admiral Group plc	27,667	472,910
Aviva plc	390,663	1,788,922
Legal & General Group plc	776,205	1,545,064
Old Mutual plc	645,319	1,588,512
Prudential plc	349,273	4,156,290
Resolution Ltd.	193,046	621,595
RSA Insurance Group plc	453,252	771,362
Standard Life plc	322,256	1,218,422

		12,163,077

Materials 2.5%
Anglo American plc	181,002	5,363,918
Antofagasta plc	52,809	882,392
BHP Billiton plc	287,401	8,380,294
Croda International plc	18,209	669,712
Eurasian Natural Resources Corp.	35,143	215,355
Evraz plc	45,081	167,208
Fresnillo plc	24,967	566,811
Glencore International plc	186,328	931,859
Johnson Matthey plc	29,293	998,610
Kazakhmys plc	29,214	320,982
Lonmin plc (a)	22,122	240,992
Randgold Resources Ltd.	11,953	1,074,401
Rexam plc	119,663	813,307
Rio Tinto plc	183,223	8,437,764
Vedanta Resources plc	13,525	205,723
Xstrata plc	284,899	3,764,884

		33,034,212

Media 0.6%
British Sky Broadcasting Group plc	150,924	1,683,505
ITV plc	469,130	553,575
Pearson plc	111,151	2,080,937
Reed Elsevier plc	165,989	1,397,221
WPP plc	172,097	2,176,033

		7,891,271

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
AstraZeneca plc	173,718	8,112,988
GlaxoSmithKline plc	687,014	15,808,016
Shire plc	77,508	2,235,732

		26,156,736

Real Estate 0.3%
British Land Co., plc	115,224	962,892
Capital Shopping Centers Group plc	76,214	383,478
Hammerson plc	97,236	703,527
Land Securities Group plc	105,823	1,307,156
Segro plc	107,188	396,198

		3,753,251

Retailing 0.3%
Kingfisher plc	326,895	1,363,382
Marks & Spencer Group plc	216,320	1,128,652
Next plc	22,608	1,138,350

		3,630,384

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	184,035	1,592,004

Software & Services 0.1%
The Sage Group plc	169,617	762,748

Telecommunication Services 1.7%
BT Group plc	1,047,263	3,563,015
Inmarsat plc	61,946	476,335
Vodafone Group plc	6,780,915	19,406,539

		23,445,889

Utilities 1.0%
Centrica plc	709,657	3,522,400
National Grid plc	488,246	5,064,478
Severn Trent plc	32,415	875,553
SSE plc	128,708	2,643,613
United Utilities Group plc	93,029	994,861

		13,100,905

		306,870,980

Total Common Stock
(Cost $1,175,300,769)		1,310,586,011

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	7,122	354,359
Porsche Automobil Holding SE	20,894	1,075,125
Volkswagen AG	19,476	3,314,273

		4,743,757

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	24,311	1,745,266

Media 0.0%
ProSiebenSat.1 Media AG	10,450	218,723

Utilities 0.0%
RWE AG	5,322	188,396

Total Preferred Stock
(Cost $5,927,555)		6,896,142

Other Investment Company 0.9% of net assets

United States 0.9%
iShares MSCI EAFE Index Fund	225,000	11,250,000

Total Other Investment Company
(Cost $11,659,172)		11,250,000

14

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Swiss Franc
0.01%, 08/01/12	1,543	1,580
Japanese Yen
0.01%, 08/01/12	1,129,524	14,458
JPMorgan Chase
Pound Sterling
0.05%, 08/01/12	52,380	82,124

Total Short-Term Investments
(Cost $98,162)		98,162

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund	8,098,806	8,098,806

Total Collateral Invested for Securities on Loan
(Cost $8,098,806)		8,098,806

End of collateral invested for securities on loan.

At 07/31/12, the tax basis cost of the fund’s investments was $1,201,889,393 and the unrealized appreciation and depreciation were $327,314,018 and ($200,373,096), respectively, with a net unrealized appreciation of $126,940,922.

At 07/31/12, the values of certain foreign securities held by the fund aggregating $1,314,734,115 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. At the period end, the value of these amounted to $7,390 or 0.0% of net assets.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 15

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

16

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$983,279,180	$—	$983,279,180
Belgium(a)	—	13,683,045	—	13,683,045
Telecommunication Services	126,309	938,958	—	1,065,267
Cayman Islands(a)	7,390	—	—	7,390
Greece(a)	—	183,093	—	183,093
Food, Beverage & Tobacco	480,480	—	—	480,480
Ireland(a)	—	2,712,813	—	2,712,813
Food, Beverage & Tobacco	926,178	—	—	926,178
Japan(a)	—	274,300,114	—	274,300,114
Media	280,550	1,142,752	—	1,423,302
Netherlands(a)	—	21,577,125	—	21,577,125
Food, Beverage & Tobacco	927,131	10,020,893	—	10,948,024
Preferred Stock(a)	—	6,896,142	—	6,896,142
Other Investment Company(a)	11,250,000	—	—	11,250,000
Short-Term Investments(a)	—	98,162	—	98,162

Total	$13,998,038	$1,314,832,277	$—	$1,328,830,315

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,098,806	$—	$—	$8,098,806

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
United Kingdom	$32,986	($587)	($174)	$—	($32,225)	$—	$—	$—

Total	$32,986	($587)	($174)	$—	($32,225)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,091,443 from Level 1 to Level 2 for the period ended July 31, 2012. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund as discussed above. There were no transfers in or out of Level 3 securities during the period.

REG46820JUL12

 17

Schwab Capital Trust
Schwab Premier Equity Fund®

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.0%	Common Stock	196,043,739	201,563,985
4.4%	Other Investment Company	9,407,045	9,407,045
0.3%	Short-Term Investment	599,925	599,925

99.7%	Total Investments	206,050,709	211,570,955
0.3%	Other Assets and Liabilities, Net		728,161

100.0%	Total Net Assets		212,299,116

	Number	Value
Security	of Shares	($)

Common Stock 95.0% of net assets

Automobiles & Components 0.6%
TRW Automotive Holdings Corp. *	31,000	1,218,300

Banks 4.2%
BB&T Corp.	65,000	2,039,050
Fifth Third Bancorp	165,000	2,280,300
Huntington Bancshares, Inc.	349,000	2,169,035
Wells Fargo & Co.	71,000	2,400,510

		8,888,895

Capital Goods 5.3%
AGCO Corp. *	43,000	1,885,120
Dover Corp.	24,000	1,307,280
General Electric Co.	116,000	2,407,000
Textron, Inc.	65,000	1,693,250
Valmont Industries, Inc.	13,000	1,610,440
Wabtec Corp.	29,000	2,296,220

		11,199,310

Commercial & Professional Supplies 1.1%
Equifax, Inc.	49,000	2,295,160

Consumer Services 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	27,000	1,462,050

Diversified Financials 4.0%
Interactive Brokers Group, Inc., Class A	160,000	2,216,000
JPMorgan Chase & Co.	60,000	2,160,000
Northern Trust Corp.	45,000	2,043,000
State Street Corp.	49,000	1,978,620

		8,397,620

Energy 8.1%
EOG Resources, Inc.	20,000	1,960,200
Exxon Mobil Corp.	25,000	2,171,250
HollyFrontier Corp.	38,000	1,420,820
Marathon Oil Corp.	81,000	2,144,070
Marathon Petroleum Corp.	45,000	2,128,500
Murphy Oil Corp.	42,000	2,253,720
Nabors Industries Ltd. *	85,000	1,176,400
Occidental Petroleum Corp.	24,000	2,088,720
Tesoro Corp. *	70,000	1,935,500

		17,279,180

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	25,000	2,404,500
CVS Caremark Corp.	50,000	2,262,500
Harris Teeter Supermarkets, Inc.	40,000	1,653,600
Wal-Mart Stores, Inc.	30,000	2,232,900

		8,553,500

Food, Beverage & Tobacco 5.1%
Archer-Daniels-Midland Co.	73,000	1,904,570
Beam, Inc.	35,000	2,200,800
Bunge Ltd.	33,000	2,170,410
Constellation Brands, Inc., Class A *	82,000	2,313,220
Ingredion, Inc.	43,000	2,232,560

		10,821,560

Health Care Equipment & Services 5.7%
Aetna, Inc.	40,000	1,442,400
Covidien plc	37,000	2,067,560
Henry Schein, Inc. *	29,000	2,169,490
Hologic, Inc. *	117,000	2,166,840
McKesson Corp.	25,000	2,268,250
UnitedHealth Group, Inc.	38,000	1,941,420

		12,055,960

Household & Personal Products 1.4%
Energizer Holdings, Inc. *	19,000	1,477,630
Kimberly-Clark Corp.	17,000	1,477,470

		2,955,100

Insurance 6.2%
Aflac, Inc.	48,000	2,101,440
HCC Insurance Holdings, Inc.	43,000	1,317,520
MetLife, Inc.	55,000	1,692,350
Principal Financial Group, Inc.	76,000	1,944,840
Reinsurance Group of America, Inc.	38,000	2,115,460

 1

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Travelers Cos., Inc.	32,000	2,004,800
Torchmark Corp.	40,000	1,990,000

		13,166,410

Materials 3.8%
International Paper Co.	73,000	2,395,130
Minerals Technologies, Inc.	35,000	2,237,900
PPG Industries, Inc.	20,000	2,189,200
Silgan Holdings, Inc.	32,000	1,318,720

		8,140,950

Media 6.5%
Comcast Corp., Class A	76,000	2,473,800
Liberty Global, Inc., Series A *	42,000	2,216,760
News Corp., Class A	104,000	2,394,080
Omnicom Group, Inc.	45,000	2,258,100
Time Warner Cable, Inc.	24,000	2,038,320
Time Warner, Inc.	62,000	2,425,440

		13,806,500

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Agilent Technologies, Inc.	54,000	2,067,660
Life Technologies Corp. *	48,000	2,106,240
Merck & Co., Inc.	54,000	2,385,180
Pfizer, Inc.	102,000	2,452,080
Thermo Fisher Scientific, Inc.	40,000	2,226,800
Warner Chilcott plc, Class A *	118,000	2,006,000

		13,243,960

Real Estate 1.0%
Host Hotels & Resorts, Inc.	140,000	2,055,200

Retailing 3.8%
Ascena Retail Group, Inc. *	104,000	1,907,360
Foot Locker, Inc.	73,000	2,410,460
Macy’s, Inc.	62,000	2,222,080
The TJX Cos., Inc.	33,000	1,461,240

		8,001,140

Software & Services 8.1%
Alliance Data Systems Corp. *	18,000	2,340,000
CA, Inc.	82,000	1,973,740
Computer Sciences Corp.	59,000	1,452,580
IAC/InterActiveCorp	38,000	1,999,180
Microsoft Corp.	62,000	1,827,140
Oracle Corp.	46,000	1,389,200
Symantec Corp. *	149,000	2,346,750
Total System Services, Inc.	98,000	2,317,700
Western Union Co.	84,000	1,464,120

		17,110,410

Technology Hardware & Equipment 8.8%
Avnet, Inc. *	63,000	1,984,500
Brocade Communications Systems, Inc. *	445,000	2,211,650
Cisco Systems, Inc.	112,000	1,786,400
Diebold, Inc.	58,000	1,876,300
Motorola Solutions, Inc.	44,000	2,126,960
NCR Corp. *	103,000	2,401,960
Tech Data Corp. *	48,000	2,404,800
Western Digital Corp. *	61,000	2,425,970
Xerox Corp.	226,000	1,566,180

		18,784,720

Telecommunication Services 2.0%
Crown Castle International Corp. *	35,000	2,165,800
Verizon Communications, Inc.	45,000	2,031,300

		4,197,100

Transportation 2.0%
Delta Air Lines, Inc. *	199,000	1,920,350
FedEx Corp.	26,000	2,347,800

		4,268,150

Utilities 6.4%
ALLETE, Inc.	38,000	1,575,480
Ameren Corp.	71,000	2,428,910
CMS Energy Corp.	93,000	2,293,380
DTE Energy Co.	22,000	1,350,140
Edison International	51,000	2,355,180
NV Energy, Inc.	88,000	1,609,520
The AES Corp. *	170,000	2,050,200

		13,662,810

Total Common Stock
(Cost $196,043,739)		201,563,985

Other Investment Company 4.4% of net assets

Money Market Fund 4.4%
State Street Institutional U.S. Government Money Market Fund	9,407,045	9,407,045

Total Other Investment Company
(Cost $9,407,045)		9,407,045

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.09%, 09/20/12 (a)(b)	600,000	599,925

Total Short-Term Investment
(Cost $599,925)		599,925

End of Investments.

2

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

At 07/31/12, the tax basis cost of the fund’s investments was $206,579,954 and the unrealized appreciation and depreciation were $15,921,663 and ($10,930,662), respectively, with a net unrealized appreciation of $4,991,001.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	130	8,934,900	341,348

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

 3

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$201,563,985	$—	$—	$201,563,985
Other Investment Company(a)	9,407,045	—	—	9,407,045
Short-Term Investment(a)	—	599,925	—	599,925

Total	$210,971,030	$599,925	$—	$211,570,955

Other Financial Instruments
Futures Contracts*	$341,348	$—	$—	$341,348

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46821JUL12

4

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	1,437,761,053	1,655,082,248
1.3%	Other Investment Company	21,012,020	21,012,020
0.1%	Short-Term Investment	1,024,872	1,024,872

100.0%	Total Investments	1,459,797,945	1,677,119,140
0.0%	Other Assets and Liabilities, Net		393,813

100.0%	Total Net Assets		1,677,512,953

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.3%
Ford Motor Co.	550,000	5,082,000

Banks 4.9%
Fifth Third Bancorp	30,327	419,119
KeyCorp	900,000	7,182,000
PNC Financial Services Group, Inc.	300,000	17,730,000
Wells Fargo & Co.	1,700,000	57,477,000

		82,808,119

Capital Goods 6.9%
AGCO Corp. *	118,000	5,173,120
Caterpillar, Inc.	142,000	11,957,820
General Dynamics Corp.	84,500	5,360,680
General Electric Co.	2,075,000	43,056,250
PACCAR, Inc.	100,000	4,001,000
Parker Hannifin Corp.	71,000	5,702,720
Roper Industries, Inc.	20,500	2,038,725
Textron, Inc.	470,000	12,243,500
The Boeing Co.	269,500	19,918,745
The Timken Co.	110,000	3,982,000
URS Corp.	52,500	1,841,175

		115,275,735

Commercial & Professional Supplies 0.7%
Equifax, Inc.	85,000	3,981,400
Towers Watson & Co., Class A	131,500	7,709,845

		11,691,245

Consumer Durables & Apparel 0.6%
Jarden Corp.	103,500	4,678,200
Mohawk Industries, Inc. *	52,000	3,454,360
Newell Rubbermaid, Inc.	68,000	1,200,200

		9,332,760

Consumer Services 1.3%
Hyatt Hotels Corp., Class A *	144,500	5,136,975
Yum! Brands, Inc.	253,000	16,404,520

		21,541,495

Diversified Financials 6.4%
American Express Co.	260,500	15,033,455
Capital One Financial Corp.	145,500	8,219,295
Discover Financial Services	402,050	14,457,718
JPMorgan Chase & Co.	1,297,140	46,697,040
Raymond James Financial, Inc.	90,000	3,025,800
SLM Corp.	1,260,000	20,147,400

		107,580,708

Energy 12.3%
Anadarko Petroleum Corp.	109,000	7,568,960
Apache Corp.	50,000	4,306,000
Chevron Corp.	510,000	55,885,800
EOG Resources, Inc.	38,000	3,724,380
Exxon Mobil Corp.	649,500	56,409,075
Halliburton Co.	125,000	4,141,250
Murphy Oil Corp.	351,365	18,854,246
Nabors Industries Ltd. *	95,000	1,314,800
National Oilwell Varco, Inc.	148,950	10,769,085
Occidental Petroleum Corp.	332,690	28,954,011
Valero Energy Corp.	550,000	15,125,000

		207,052,607

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	200,000	19,236,000
CVS Caremark Corp.	115,000	5,203,750
The Kroger Co.	1,430,900	31,723,053
Wal-Mart Stores, Inc.	56,800	4,227,624
Whole Foods Market, Inc.	115,400	10,591,412

		70,981,839

Food, Beverage & Tobacco 7.2%
Archer-Daniels-Midland Co.	320,000	8,348,800
Beam, Inc.	16,000	1,006,080
Bunge Ltd.	155,400	10,220,658
ConAgra Foods, Inc.	190,000	4,691,100
Constellation Brands, Inc., Class A *	210,000	5,924,100
Ingredion, Inc.	185,000	9,605,200
Philip Morris International, Inc.	586,200	53,602,128
Smithfield Foods, Inc. *	357,000	6,604,500

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tyson Foods, Inc., Class A	1,400,000	21,014,000

		121,016,566

Health Care Equipment & Services 2.1%
Aetna, Inc.	60,000	2,163,600
Boston Scientific Corp. *	200,000	1,034,000
Covidien plc	75,000	4,191,000
DaVita, Inc. *	85,000	8,365,700
Henry Schein, Inc. *	49,000	3,665,690
Hologic, Inc. *	125,000	2,315,000
McKesson Corp.	57,150	5,185,219
UnitedHealth Group, Inc.	175,000	8,940,750

		35,860,959

Household & Personal Products 0.5%
Energizer Holdings, Inc. *	106,800	8,305,836

Insurance 1.0%
Aflac, Inc.	145,500	6,369,990
American Financial Group, Inc.	79,290	2,990,026
Reinsurance Group of America, Inc.	38,500	2,143,295
The Travelers Cos., Inc.	77,300	4,842,845
Torchmark Corp.	15,000	746,250

		17,092,406

Materials 3.6%
Alcoa, Inc.	348,600	2,952,642
International Paper Co.	754,000	24,738,740
MeadWestvaco Corp.	115,000	3,266,000
PPG Industries, Inc.	267,200	29,247,712

		60,205,094

Media 2.0%
CBS Corp., Class B - Non Voting Shares	55,500	1,857,030
Comcast Corp., Class A	384,000	12,499,200
Discovery Communications, Inc., Class A *	123,500	6,252,805
Liberty Global, Inc., Series A *	250,000	13,195,000

		33,804,035

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
Agilent Technologies, Inc.	210,000	8,040,900
Amgen, Inc.	178,052	14,707,095
Biogen Idec, Inc. *	86,000	12,541,380
Bristol-Myers Squibb Co.	780,700	27,792,920
Celgene Corp. *	21,000	1,437,660
Life Technologies Corp. *	347,137	15,232,371
Merck & Co., Inc.	607,580	26,836,809
Mylan, Inc. *	162,000	3,730,860
Pfizer, Inc.	1,784,000	42,887,360
Thermo Fisher Scientific, Inc.	464,000	25,830,880

		179,038,235

Real Estate 2.2%
Host Hotels & Resorts, Inc.	1,272,000	18,672,960
Jones Lang LaSalle, Inc.	55,200	3,681,288
Simon Property Group, Inc.	86,000	13,802,140

		36,156,388

Retailing 5.0%
Foot Locker, Inc.	411,900	13,600,938
Macy’s, Inc.	531,500	19,048,960
O’Reilly Automotive, Inc. *	48,500	4,158,390
PetSmart, Inc.	355,000	23,469,050
The Gap, Inc.	137,000	4,040,130
The Home Depot, Inc.	100,000	5,218,000
The TJX Cos., Inc.	330,000	14,612,400

		84,147,868

Semiconductors & Semiconductor Equipment 1.0%
Applied Materials, Inc.	1,000,000	10,890,000
Micron Technology, Inc. *	900,000	5,589,000

		16,479,000

Software & Services 9.2%
Alliance Data Systems Corp. *	134,500	17,485,000
BMC Software, Inc. *	369,140	14,617,944
CA, Inc.	780,000	18,774,600
Computer Sciences Corp.	400,000	9,848,000
International Business Machines Corp.	81,100	15,893,978
Microsoft Corp.	780,000	22,986,600
Oracle Corp.	669,800	20,227,960
Symantec Corp. *	1,625,000	25,593,750
Synopsys, Inc. *	160,342	4,856,759
Visa, Inc., Class A	32,000	4,130,240

		154,414,831

Technology Hardware & Equipment 8.4%
Apple, Inc. *	123,000	75,123,480
Cisco Systems, Inc.	509,000	8,118,550
Dell, Inc. *	1,000,000	11,880,000
EMC Corp. *	457,400	11,988,454
Hewlett-Packard Co.	239,000	4,359,360
Western Digital Corp. *	550,000	21,873,500
Xerox Corp.	1,169,533	8,104,864

		141,448,208

Telecommunication Services 3.9%
AT&T, Inc.	150,100	5,691,792
Crown Castle International Corp. *	190,500	11,788,140
SBA Communications Corp., Class A *	32,000	1,889,920
Sprint Nextel Corp. *	1,300,000	5,668,000
Telephone & Data Systems, Inc.	222,171	5,383,203
Verizon Communications, Inc.	793,400	35,814,076

		66,235,131

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.2%
FedEx Corp.	165,000	14,899,500
Hertz Global Holdings, Inc. *	180,000	2,026,800
United Parcel Service, Inc., Class B	35,000	2,646,350

		19,572,650

Utilities 3.0%
Ameren Corp.	331,000	11,323,510
American Water Works Co., Inc.	23,000	833,750
Calpine Corp. *	295,000	5,041,550
CMS Energy Corp.	200,000	4,932,000
DTE Energy Co.	123,900	7,603,743
Pinnacle West Capital Corp.	100,000	5,354,000
The AES Corp. *	1,233,000	14,869,980

		49,958,533

Total Common Stock
(Cost $1,437,761,053)		1,655,082,248

Other Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund	21,012,020	21,012,020

Total Other Investment Company
(Cost $21,012,020)		21,012,020

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.09%, 09/20/12 (a)(b)	1,025,000	1,024,872

Total Short-Term Investment
(Cost $1,024,872)		1,024,872

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $1,463,055,247 and the unrealized appreciation and depreciation were $ 279,908,775 and ($65,844,882), respectively, with a net unrealized appreciation of $ 214,063,893.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	280	19,244,400	735,210

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,655,082,248	$—	$—	$1,655,082,248
Other Investment Company(a)	21,012,020	—	—	21,012,020
Short-Term Investment(a)	—	1,024,872	—	1,024,872

Total	$1,676,094,268	$1,024,872	$—	$1,677,119,140

Other Financial Instruments
Futures Contracts*	$735,210	$—	$—	$735,210

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46823JUL12

 5

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

94.6%	Common Stock	1,156,177,872	1,373,668,261
5.1%	Short-Term Investments	74,506,209	74,506,209

99.7%	Total Investments	1,230,684,081	1,448,174,470
0.3%	Other Assets and Liabilities, Net		4,848,505

100.0%	Total Net Assets		1,453,022,975

	Number	Value
Security	of Shares	($)

Common Stock 94.6% of net assets

Banks 3.6%
Commerce Bancshares, Inc.	178,237	7,018,973
Fifth Third Bancorp	225,000	3,109,500
KeyCorp	290,000	2,314,200
People’s United Financial, Inc.	336,000	3,850,560
PNC Financial Services Group, Inc.	84,800	5,011,680
Regions Financial Corp.	1,241,000	8,637,360
Wells Fargo & Co.	650,000	21,976,500

		51,918,773

Capital Goods 6.7%
Caterpillar, Inc.	61,100	5,145,231
General Dynamics Corp.	55,500	3,520,920
General Electric Co.	1,639,500	34,019,625
KBR, Inc.	80,000	2,099,200
L-3 Communications Holdings, Inc.	37,000	2,622,930
Masco Corp.	75,000	902,250
Northrop Grumman Corp.	30,400	2,012,480
PACCAR, Inc.	8,500	340,085
Roper Industries, Inc.	51,000	5,071,950
The Boeing Co.	325,000	24,020,750
The Timken Co.	77,900	2,819,980
United Technologies Corp.	192,200	14,307,368

		96,882,769

Commercial & Professional Supplies 0.0%
Towers Watson & Co., Class A	10,000	586,300

Consumer Durables & Apparel 0.9%
Newell Rubbermaid, Inc.	259,000	4,571,350
Whirlpool Corp.	123,700	8,357,172

		12,928,522

Consumer Services 1.4%
H&R Block, Inc.	505,600	8,155,328
Yum! Brands, Inc.	200,000	12,968,000

		21,123,328

Diversified Financials 5.6%
American Express Co.	310,700	17,930,497
Capital One Financial Corp.	8,000	451,920
JPMorgan Chase & Co.	1,046,984	37,691,424
Northern Trust Corp.	70,500	3,200,700
Raymond James Financial, Inc.	15,500	521,110
SLM Corp.	1,225,600	19,597,344
State Street Corp.	45,000	1,817,100

		81,210,095

Energy 12.6%
Anadarko Petroleum Corp.	70,000	4,860,800
Apache Corp.	50,000	4,306,000
Chevron Corp.	455,500	49,913,690
EOG Resources, Inc.	26,500	2,597,265
Exxon Mobil Corp.	792,000	68,785,200
Halliburton Co.	50,000	1,656,500
Murphy Oil Corp.	175,000	9,390,500
Occidental Petroleum Corp.	200,000	17,406,000
The Williams Cos., Inc.	169,700	5,394,763
Valero Energy Corp.	675,000	18,562,500

		182,873,218

Food & Staples Retailing 4.7%
Costco Wholesale Corp.	294,600	28,334,628
CVS Caremark Corp.	160,000	7,240,000
The Kroger Co.	80,700	1,789,119
Wal-Mart Stores, Inc.	417,500	31,074,525

		68,438,272

Food, Beverage & Tobacco 7.1%
Archer-Daniels-Midland Co.	757,000	19,750,130
ConAgra Foods, Inc.	571,800	14,117,742
Ingredion, Inc.	219,700	11,406,824
Philip Morris International, Inc.	480,000	43,891,200
Tyson Foods, Inc., Class A	923,100	13,855,731

		103,021,627

Health Care Equipment & Services 2.2%
C.R. Bard, Inc.	70,000	6,808,200
McKesson Corp.	250,000	22,682,500
UnitedHealth Group, Inc.	50,000	2,554,500

		32,045,200

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.3%
MetLife, Inc.	65,000	2,000,050
The Travelers Cos., Inc.	243,000	15,223,950
W. R. Berkley Corp.	41,000	1,501,830

		18,725,830

Materials 4.1%
CF Industries Holdings, Inc.	37,000	7,243,120
Eastman Chemical Co.	111,000	5,803,080
International Paper Co.	212,000	6,955,720
MeadWestvaco Corp.	452,100	12,839,640
PPG Industries, Inc.	244,300	26,741,078

		59,582,638

Media 1.4%
Comcast Corp., Class A	50,000	1,627,500
Gannett Co., Inc.	94,100	1,327,751
The Interpublic Group of Cos., Inc.	500,000	4,935,000
Time Warner, Inc.	313,000	12,244,560

		20,134,811

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Amgen, Inc.	260,452	21,513,335
Bristol-Myers Squibb Co.	614,200	21,865,520
Eli Lilly & Co.	336,800	14,829,304
Merck & Co., Inc.	933,100	41,215,027
Pfizer, Inc.	1,731,500	41,625,260

		141,048,446

Real Estate 1.4%
Host Hotels & Resorts, Inc.	435,000	6,385,800
Liberty Property Trust	45,000	1,633,050
Simon Property Group, Inc.	79,000	12,678,710

		20,697,560

Retailing 4.2%
Foot Locker, Inc.	325,000	10,731,500
Macy’s, Inc.	548,500	19,658,240
PetSmart, Inc.	66,900	4,422,759
The Home Depot, Inc.	392,500	20,480,650
The TJX Cos., Inc.	147,400	6,526,872

		61,820,021

Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	1,798,500	19,585,665
KLA-Tencor Corp.	483,000	24,589,530
Maxim Integrated Products, Inc.	170,000	4,629,100

		48,804,295

Software & Services 7.1%
CA, Inc.	840,500	20,230,835
Computer Sciences Corp.	298,000	7,336,760
Fidelity National Information Services, Inc.	485,000	15,248,400
International Business Machines Corp.	66,400	13,013,072
Microsoft Corp.	670,000	19,744,900
Oracle Corp.	250,300	7,559,060
Total System Services, Inc.	454,500	10,748,925
Western Union Co.	520,000	9,063,600

		102,945,552

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	105,000	6,182,400
Cisco Systems, Inc.	524,000	8,357,800
Hewlett-Packard Co.	605,900	11,051,616
Jabil Circuit, Inc.	595,500	12,922,350
Molex, Inc.	248,000	6,229,760
QUALCOMM, Inc.	160,500	9,578,640
Seagate Technology plc	136,200	4,088,724
TE Connectivity Ltd.	276,000	9,110,760
Xerox Corp.	2,585,000	17,914,050

		85,436,100

Telecommunication Services 4.5%
AT&T, Inc.	661,307	25,076,762
Verizon Communications, Inc.	879,500	39,700,630

		64,777,392

Transportation 0.8%
FedEx Corp.	6,500	586,950
United Parcel Service, Inc., Class B	150,000	11,341,500

		11,928,450

Utilities 6.0%
Ameren Corp.	525,500	17,977,355
CMS Energy Corp.	235,000	5,795,100
DTE Energy Co.	443,100	27,193,047
Edison International	175,000	8,081,500
PG&E Corp.	187,000	8,631,920
Pinnacle West Capital Corp.	225,000	12,046,500
Public Service Enterprise Group, Inc.	211,000	7,013,640

		86,739,062

Total Common Stock
(Cost $1,156,177,872)		1,373,668,261

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.1% of net assets

Time Deposits 4.9%
Barclays
0.03%, 08/01/12	43,818,138	43,818,138
Citibank
0.03%, 08/01/12	3,516,602	3,516,602

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
DNB
0.03%, 08/01/12	23,651,874	23,651,874

		70,986,614

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.05%, 09/20/12 (a)(b)	110,000	109,992
0.09%, 09/20/12 (a)(b)	1,400,000	1,399,825
0.07%, 09/20/12 (a)(b)	110,000	109,989
0.08%, 09/20/12 (a)(b)	1,900,000	1,899,789

		3,519,595

Total Short-Term Investments
(Cost $74,506,209)		74,506,209

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $1,231,538,962 and the unrealized appreciation and depreciation were $249,374,539 and ($32,739,031), respectively, with a net unrealized appreciation of $216,635,508.

(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	925	63,575,250	1,695,444

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,373,668,261	$—	$—	$1,373,668,261
Short-Term Investments(a)	—	74,506,209	—	74,506,209

Total	$1,373,668,261	$74,506,209	$—	$1,448,174,470

Other Financial Instruments
Futures Contracts*	$1,695,444	$—	$—	$1,695,444

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46824JUL12

4

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	187,595,342	216,683,940
1.4%	Short-Term Investments	3,084,682	3,084,682

99.7%	Total Investments	190,680,024	219,768,622
0.3%	Other Assets and Liabilities, Net		604,148

100.0%	Total Net Assets		220,372,770

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Automobiles & Components 0.5%
Delphi Automotive plc *	8,000	227,120
Ford Motor Co.	101,500	937,860

		1,164,980

Banks 0.4%
Wells Fargo & Co.	26,900	909,489

Capital Goods 6.8%
AGCO Corp. *	41,600	1,823,744
AMETEK, Inc.	8,250	255,750
Caterpillar, Inc.	33,000	2,778,930
General Electric Co.	75,000	1,556,250
KBR, Inc.	9,000	236,160
PACCAR, Inc.	7,500	300,075
Roper Industries, Inc.	11,800	1,173,510
Textron, Inc.	95,000	2,474,750
The Boeing Co.	51,500	3,806,365
TransDigm Group, Inc. *	5,600	690,816

		15,096,350

Commercial & Professional Supplies 1.1%
Equifax, Inc.	50,000	2,342,000

Consumer Durables & Apparel 1.4%
Newell Rubbermaid, Inc.	91,500	1,614,975
NIKE, Inc., Class B	15,000	1,400,250

		3,015,225

Consumer Services 2.8%
H&R Block, Inc.	45,400	732,302
Hyatt Hotels Corp., Class A *	13,000	462,150
Starwood Hotels & Resorts Worldwide, Inc.	19,000	1,028,850
Yum! Brands, Inc.	60,000	3,890,400

		6,113,702

Diversified Financials 1.5%
Affiliated Managers Group, Inc. *	22,000	2,454,980
American Express Co.	10,800	623,268
SLM Corp.	14,000	223,860

		3,302,108

Energy 6.5%
Chevron Corp.	30,000	3,287,400
EOG Resources, Inc.	32,100	3,146,121
Exxon Mobil Corp.	37,000	3,213,450
Halliburton Co.	10,000	331,300
Murphy Oil Corp.	28,000	1,502,480
National Oilwell Varco, Inc.	3,400	245,820
Occidental Petroleum Corp.	26,500	2,306,295
Valero Energy Corp.	11,500	316,250

		14,349,116

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	35,000	3,366,300
CVS Caremark Corp.	30,000	1,357,500
Wal-Mart Stores, Inc.	41,000	3,051,630
Whole Foods Market, Inc.	9,400	862,732

		8,638,162

Food, Beverage & Tobacco 7.3%
Archer-Daniels-Midland Co.	36,600	954,894
Coca-Cola Enterprises, Inc.	101,200	2,967,184
ConAgra Foods, Inc.	70,000	1,728,300
Philip Morris International, Inc.	98,000	8,961,120
Tyson Foods, Inc., Class A	100,000	1,501,000

		16,112,498

Health Care Equipment & Services 5.4%
AmerisourceBergen Corp.	12,600	500,220
Covidien plc	25,000	1,397,000
DaVita, Inc. *	39,400	3,877,748
Henry Schein, Inc. *	33,300	2,491,173
McKesson Corp.	39,000	3,538,470

		11,804,611

Household & Personal Products 0.6%
Herbalife Ltd.	22,700	1,246,003

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.6%
Aflac, Inc.	30,800	1,348,424

Materials 5.5%
Ashland, Inc.	28,500	2,006,115
CF Industries Holdings, Inc.	6,000	1,174,560
Eastman Chemical Co.	5,000	261,400
International Paper Co.	80,000	2,624,800
MeadWestvaco Corp.	45,000	1,278,000
PPG Industries, Inc.	43,900	4,805,294

		12,150,169

Media 2.5%
Comcast Corp., Class A	50,000	1,627,500
DISH Network Corp., Class A	10,000	307,600
Liberty Global, Inc., Series A *	36,500	1,926,470
Time Warner Cable, Inc.	20,000	1,698,600

		5,560,170

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Agilent Technologies, Inc.	22,500	861,525
Biogen Idec, Inc. *	19,800	2,887,434
Bristol-Myers Squibb Co.	18,000	640,800
Celgene Corp. *	36,800	2,519,328
Eli Lilly & Co.	12,600	554,778
Life Technologies Corp. *	16,000	702,080
Mylan, Inc. *	88,500	2,038,155
Thermo Fisher Scientific, Inc.	8,200	456,494
Waters Corp. *	14,000	1,084,720

		11,745,314

Real Estate 4.0%
Host Hotels & Resorts, Inc.	180,000	2,642,400
Jones Lang LaSalle, Inc.	8,000	533,520
Simon Property Group, Inc.	35,000	5,617,150

		8,793,070

Retailing 5.4%
Foot Locker, Inc.	7,000	231,140
Macy’s, Inc.	105,000	3,763,200
O’Reilly Automotive, Inc. *	3,500	300,090
PetSmart, Inc.	50,000	3,305,500
The Home Depot, Inc.	20,000	1,043,600
The TJX Cos., Inc.	73,500	3,254,580

		11,898,110

Semiconductors & Semiconductor Equipment 1.3%
Applied Materials, Inc.	109,500	1,192,455
LSI Corp. *	100,000	690,000
NVIDIA Corp. *	64,500	873,330

		2,755,785

Software & Services 16.2%
Alliance Data Systems Corp. *	20,000	2,600,000
Autodesk, Inc. *	88,000	2,984,960
BMC Software, Inc. *	100,000	3,960,000
CA, Inc.	130,000	3,129,100
Citrix Systems, Inc. *	10,000	726,800
International Business Machines Corp.	19,600	3,841,208
Microsoft Corp.	273,000	8,045,310
Oracle Corp.	103,300	3,119,660
Symantec Corp. *	130,000	2,047,500
Teradata Corp. *	5,000	338,100
Visa, Inc., Class A	12,500	1,613,375
Western Union Co.	188,900	3,292,527

		35,698,540

Technology Hardware & Equipment 12.3%
Amphenol Corp., Class A	11,200	659,456
Apple, Inc. *	28,000	17,101,280
Dell, Inc. *	285,000	3,385,800
QUALCOMM, Inc.	25,000	1,492,000
TE Connectivity Ltd.	49,000	1,617,490
Western Digital Corp. *	72,500	2,883,325

		27,139,351

Telecommunication Services 3.5%
Crown Castle International Corp. *	25,800	1,596,504
SBA Communications Corp., Class A *	50,000	2,953,000
Verizon Communications, Inc.	70,700	3,191,398

		7,740,902

Transportation 2.5%
Delta Air Lines, Inc. *	334,300	3,225,995
Hertz Global Holdings, Inc. *	90,500	1,019,030
United Parcel Service, Inc., Class B	16,100	1,217,321

		5,462,346

Utilities 1.0%
Calpine Corp. *	117,500	2,008,075
The AES Corp. *	24,000	289,440

		2,297,515

Total Common Stock
(Cost $187,595,342)		216,683,940

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.4% of net assets

Time Deposit 1.3%
Citibank
0.03%, 08/01/12	2,954,697	2,954,697

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.07%, 09/20/12 (a)(b)	30,000	29,997

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.09%, 09/20/12 (a)(b)	100,000	99,988

		129,985

Total Short-Term Investments
(Cost $3,084,682)		3,084,682

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $190,680,024 and the unrealized appreciation and depreciation were $33,784,626 and ($4,696,028), respectively, with a net unrealized appreciation of $29,088,598.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	35	2,405,550	65,126

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$216,683,940	$—	$—	$216,683,940
Short-Term Investments(a)	—	3,084,682	—	3,084,682

Total	$216,683,940	$3,084,682	$—	$219,768,622

Other Financial Instruments
Futures Contracts*	$65,126	$—	$—	$65,126

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46822JUL12

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	345,267,271	372,915,274
1.4%		Short-Term Investments	5,361,381	5,361,381

99.9%		Total Investments	350,628,652	378,276,655
0.8%		Collateral Invested for Securities on Loan	2,840,657	2,840,657
(0	.7)%	Other Assets and Liabilities, Net		(2,384,085)

100.0%		Total Net Assets		378,733,227

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Automobiles & Components 0.0%
Standard Motor Products, Inc.	10,400	146,224

Banks 6.8%
1st Source Corp.	25,600	568,832
BancFirst Corp.	21,700	881,454
BancorpSouth, Inc.	101,200	1,466,388
Bank of Kentucky Financial Corp.	9,300	228,501
Banner Corp.	133,071	3,024,704
Cathay General Bancorp	11,900	192,661
Columbia Banking System, Inc.	15,700	283,385
Community Trust Bancorp, Inc.	12,400	420,856
F.N.B. Corp.	77,700	845,376
First Citizens BancShares, Inc., Class A	9,100	1,495,039
First Defiance Financial Corp.	21,400	347,750
First Merchants Corp.	59,300	843,839
First Midwest Bancorp, Inc.	36,700	414,710
Heritage Commerce Corp. *	78,100	478,753
MainSource Financial Group, Inc.	19,800	231,264
MB Financial, Inc.	45,300	914,607
Metro Bancorp, Inc. *	12,400	155,000
PacWest Bancorp	109,500	2,508,645
Peoples Bancorp, Inc.	6,500	142,090
Pinnacle Financial Partners, Inc. *	44,900	877,795
PrivateBancorp, Inc.	171,300	2,624,316
Renasant Corp.	12,500	221,250
StellarOne Corp.	23,400	313,326
Sterling Financial Corp. *	21,300	427,278
Synovus Financial Corp.	1,297,600	2,465,440
The Bancorp, Inc. *	9,700	90,695
Union First Market Bankshares Corp.	13,100	200,037
Virginia Commerce Bancorp, Inc. *	62,300	502,761
WesBanco, Inc.	24,500	507,395
Western Alliance Bancorp *	185,300	1,708,466
Wilshire Bancorp, Inc. *	43,700	277,058

		25,659,671

Capital Goods 9.5%
Aceto Corp.	132,400	1,162,472
Actuant Corp., Class A	76,900	2,188,574
Aegion Corp. *	22,700	394,980
Aircastle Ltd.	209,970	2,483,945
Altra Holdings, Inc.	11,600	191,632
American Railcar Industries, Inc. *	42,600	1,296,318
American Woodmark Corp.	3,400	56,678
Apogee Enterprises, Inc.	170,100	2,753,919
Ceradyne, Inc.	40,700	895,400
Columbus McKinnon Corp. *	19,300	283,903
Curtiss-Wright Corp.	84,100	2,520,477
EnerSys *	92,800	3,169,120
Federal Signal Corp. *	165,500	938,385
Flow International Corp. *	158,700	507,840
FreightCar America, Inc.	57,700	1,173,618
Gibraltar Industries, Inc. *	64,900	617,848
Granite Construction, Inc.	108,700	2,815,330
Great Lakes Dredge & Dock Co.	48,600	346,518
H&E Equipment Services, Inc. *	94,300	1,331,516
Harsco Corp.	31,800	675,750
Hurco Cos., Inc. *	2,800	57,120
Kadant, Inc. *	30,000	621,300
Lydall, Inc. *	58,700	749,012
Moog, Inc., Class A *	61,500	2,237,985
Mueller Water Products, Inc., Class A	97,600	345,504
NACCO Industries, Inc., Class A	26,700	2,674,005
NCI Building Systems, Inc. *	107,600	1,157,776
Pike Electric Corp. *	28,000	239,960
Sauer-Danfoss, Inc.	52,100	1,885,499
Sypris Solutions, Inc.	30,300	188,163

		35,960,547

Commercial & Professional Supplies 2.2%
Courier Corp.	4,900	54,488
EnergySolutions, Inc. *	96,400	160,024
G&K Services, Inc., Class A	44,400	1,399,044
GP Strategies Corp. *	3,600	61,596
Hudson Global, Inc. *	20,400	92,820
Insperity, Inc.	46,100	1,209,664
Intersections, Inc.	45,900	653,616
Kelly Services, Inc., Class A	45,600	540,816
Kimball International, Inc., Class B	38,100	356,235
RPX Corp. *	80,400	1,009,020
Steelcase, Inc., Class A	119,000	1,019,830
Sykes Enterprises, Inc. *	47,100	696,609
The Corporate Executive Board Co.	13,800	636,594
TrueBlue, Inc. *	27,200	413,984

		8,304,340

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 4.4%
Arctic Cat, Inc. *	8,500	374,000
Brunswick Corp.	133,600	2,937,864
CSS Industries, Inc.	19,600	367,304
Ethan Allen Interiors, Inc.	49,800	1,027,374
Helen of Troy Ltd. *	11,200	341,152
Jarden Corp.	61,700	2,788,840
La-Z-Boy, Inc. *	193,900	2,319,044
LeapFrog Enterprises, Inc. *	126,100	1,448,889
Libbey, Inc. *	74,600	1,083,192
Movado Group, Inc.	70,800	1,659,552
Oxford Industries, Inc.	25,800	1,115,592
Sealy Corp. (a)*	118,100	197,227
Smith & Wesson Holding Corp. *	94,700	956,470

		16,616,500

Consumer Services 3.3%
Biglari Holdings, Inc. *	4,100	1,540,575
Coinstar, Inc. *	50,300	2,388,747
Denny’s Corp. *	33,600	146,496
Multimedia Games Holding Co., Inc. *	131,900	1,866,385
Service Corp. International	135,000	1,734,750
Shuffle Master, Inc. *	72,900	1,065,069
Six Flags Entertainment Corp.	13,500	777,735
Steiner Leisure Ltd. *	31,700	1,321,890
Town Sports International Holdings, Inc. *	139,083	1,796,952

		12,638,599

Diversified Financials 3.3%
Calamos Asset Management, Inc., Class A	96,200	1,016,834
FBR & Co. *	38,000	110,580
FXCM, Inc., Class A	133,200	1,398,600
Gain Capital Holdings, Inc.	59,000	283,200
Interactive Brokers Group, Inc., Class A	188,800	2,614,880
Investment Technology Group, Inc. *	100,900	835,452
Nelnet, Inc., Class A	1,688	39,685
Oppenheimer Holdings, Inc., Class A	18,100	251,771
PHH Corp. *	178,600	2,895,106
Piper Jaffray Cos., Inc. *	106,800	2,275,908
SWS Group, Inc. *	129,700	743,181

		12,465,197

Energy 9.0%
Alon USA Energy, Inc.	138,400	1,511,328
ATP Oil & Gas Corp. (a)*	102,800	149,060
Basic Energy Services, Inc. *	26,800	289,976
Bristow Group, Inc.	27,600	1,263,252
Callon Petroleum Co. *	54,700	271,859
Crosstex Energy, Inc.	109,500	1,477,155
Dawson Geophysical Co. *	6,700	154,368
Delek US Holdings, Inc.	37,500	740,250
Energy Partners Ltd. *	54,400	919,360
Energy XXI (Bermuda) Ltd.	99,200	3,093,056
Global Geophysical Services, Inc. *	24,300	142,641
GulfMark Offshore, Inc., Class A *	24,100	866,395
Helix Energy Solutions Group, Inc. *	172,100	3,077,148
Hercules Offshore, Inc. *	175,600	630,404
Matrix Service Co. *	33,400	346,024
Natural Gas Services Group, Inc. *	6,600	95,700
Parker Drilling Co. *	395,500	1,831,165
Pioneer Energy Services Corp. *	204,700	1,645,788
REX American Resources Corp. *	15,400	271,810
SEACOR Holdings, Inc. *	7,400	628,630
SemGroup Corp., Class A *	97,100	3,273,241
Stone Energy Corp. *	86,500	2,271,490
Targa Resources Corp.	18,500	814,925
Teekay Offshore Partners L.P. (a)	89,800	2,533,258
VAALCO Energy, Inc. *	186,900	1,369,977
Western Refining, Inc.	131,700	3,098,901
Willbros Group, Inc. *	179,400	1,228,890

		33,996,051

Food & Staples Retailing 0.5%
Rite Aid Corp. *	758,200	879,512
The Pantry, Inc. *	75,300	1,071,519

		1,951,031

Food, Beverage & Tobacco 1.6%
Alliance One International, Inc. *	33,500	109,210
Chiquita Brands International, Inc. *	53,900	279,202
Coca-Cola Bottling Co. Consolidated	18,100	1,215,777
Dean Foods Co. *	113,600	1,405,232
Farmer Brothers Co. *	33,600	262,080
John B. Sanfilippo & Son, Inc. *	3,600	61,056
Universal Corp.	61,900	2,818,926

		6,151,483

Health Care Equipment & Services 3.9%
Air Methods Corp. *	5,300	577,859
Allscripts Healthcare Solutions, Inc. *	19,900	183,080
AMN Healthcare Services, Inc. *	31,100	181,624
Analogic Corp.	7,500	480,150
ArthroCare Corp. *	22,600	668,508
Bio-Reference Laboratories, Inc. *	33,000	816,750
Cantel Medical Corp.	55,350	1,445,742
CONMED Corp.	26,100	716,184
Cross Country Healthcare, Inc. *	17,600	80,256
CryoLife, Inc. *	46,100	256,316
Cynosure, Inc., Class A *	24,800	620,992
Greatbatch, Inc. *	28,300	646,089
Haemonetics Corp. *	15,200	1,093,032
Invacare Corp.	18,000	253,620
Molina Healthcare, Inc. *	116,500	2,843,765
National Healthcare Corp.	16,600	724,922
NuVasive, Inc. *	18,500	386,465
RTI Biologics, Inc. *	192,700	686,012
SurModics, Inc. *	10,600	168,964
Symmetry Medical, Inc. *	19,600	151,900
The Providence Service Corp. *	11,700	150,930
Thoratec Corp. *	22,700	778,837
Triple-S Management Corp., Class B *	14,000	255,080
West Pharmaceutical Services, Inc.	10,800	537,624

		14,704,701

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 2.5%
American Equity Investment Life Holding Co.	90,900	1,060,803
American Financial Group, Inc.	39,100	1,474,461
First American Financial Corp.	155,700	2,852,424
Maiden Holdings Ltd.	77,900	661,371
National Financial Partners Corp. *	141,700	2,104,245
Primerica, Inc.	22,600	618,562
ProAssurance Corp.	3,500	313,495
Stewart Information Services Corp.	12,200	208,254

		9,293,615

Materials 5.1%
AEP Industries, Inc. *	18,000	845,640
Boise, Inc.	52,400	387,760
Buckeye Technologies, Inc.	55,800	1,680,696
Coeur d’Alene Mines Corp. *	113,700	1,854,447
Commercial Metals Co.	159,600	2,057,244
Graphic Packaging Holding Co. *	204,100	1,142,960
Handy & Harman Ltd. *	21,100	282,529
Koppers Holdings, Inc.	46,000	1,515,240
Minerals Technologies, Inc.	42,800	2,736,632
Neenah Paper, Inc.	101,400	2,723,604
Omnova Solutions, Inc. *	90,100	655,928
P.H. Glatfelter Co.	75,100	1,194,841
Rockwood Holdings, Inc.	32,900	1,454,838
Spartech Corp. *	27,900	142,011
Tredegar Corp.	53,500	792,335

		19,466,705

Media 0.9%
AH Belo Corp., Class A	48,000	198,720
Journal Communications, Inc., Class A *	78,800	436,552
Scholastic Corp.	66,200	1,994,606
The E.W. Scripps Co., Class A *	74,600	693,034

		3,322,912

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Acorda Therapeutics, Inc. *	122,400	2,946,168
Albany Molecular Research, Inc. *	81,900	231,777
AMAG Pharmaceuticals, Inc. *	23,200	359,136
Bio-Rad Laboratories, Inc., Class A *	20,700	1,991,547
BioDelivery Sciences International, Inc. (a)*	13,900	65,886
Cambrex Corp. *	204,800	1,890,304
Charles River Laboratories International, Inc. *	80,800	2,749,624
Enzo Biochem, Inc. *	166,400	249,600
Lexicon Pharmaceuticals, Inc. *	116,800	282,656
Momenta Pharmaceuticals, Inc. *	90,900	1,292,598
Myriad Genetics, Inc. *	69,300	1,722,105
Obagi Medical Products, Inc. *	102,500	1,572,350
Orexigen Therapeutics, Inc. *	502,600	2,477,818
Par Pharmaceutical Cos., Inc. *	17,900	894,284
PAREXEL International Corp. *	119,200	3,280,384
PerkinElmer, Inc.	19,900	508,445
POZEN, Inc. *	5,700	35,967
Progenics Pharmaceuticals, Inc. *	150,400	783,584
Santarus, Inc. *	151,300	1,099,951
SciClone Pharmaceuticals, Inc. *	192,600	1,107,450
ViroPharma, Inc. *	30,400	659,984
XenoPort, Inc. *	68,700	541,356

		26,742,974

Real Estate 8.9%
Acadia Realty Trust	20,700	495,558
Apartment Investment & Management Co., Class A	86,200	2,364,466
CapLease, Inc.	113,700	517,335
CBL & Associates Properties, Inc.	173,200	3,417,236
CommonWealth REIT	36,400	663,936
Coresite Realty Corp.	104,800	2,793,968
DCT Industrial Trust, Inc.	518,000	3,242,680
Extra Space Storage, Inc.	82,100	2,687,954
FelCor Lodging Trust, Inc. *	191,200	925,408
First Industrial Realty Trust, Inc. *	244,500	3,114,930
Kite Realty Group Trust	177,300	891,819
LaSalle Hotel Properties	120,200	3,156,452
Mission West Properties, Inc.	52,700	464,287
Pennsylvania Real Estate Investment Trust	215,200	3,090,272
RLJ Lodging Trust	11,300	198,880
Strategic Hotels & Resorts, Inc. *	490,000	2,969,400
Sunstone Hotel Investors, Inc. *	283,800	2,840,838

		33,835,419

Retailing 6.0%
1-800-FLOWERS.COM, Inc., Class A *	65,000	228,150
Aaron’s, Inc.	74,400	2,182,152
ANN, Inc. *	108,900	2,949,012
Ascena Retail Group, Inc. *	166,800	3,059,112
Brown Shoe Co., Inc.	233,100	3,207,456
Core-Mark Holding Co., Inc.	21,200	1,023,748
Dillard’s, Inc., Class A	32,700	2,133,021
Kirkland’s, Inc. *	52,200	564,282
New York & Co., Inc. *	14,000	63,700
Office Depot, Inc. *	709,500	1,262,910
Orbitz Worldwide, Inc. *	227,900	989,086
Rent-A-Center, Inc.	90,400	3,214,624
rue21, Inc. *	52,200	1,286,208
Tuesday Morning Corp. *	69,000	349,140

		22,512,601

Semiconductors & Semiconductor Equipment 1.3%
Entegris, Inc. *	156,400	1,259,020
Fairchild Semiconductor International, Inc. *	40,400	559,944
IXYS Corp. *	13,500	136,350
LTX-Credence Corp. *	110,300	646,358
Mattson Technology, Inc. *	37,900	33,352
MKS Instruments, Inc.	31,400	828,960
Photronics, Inc. *	264,500	1,547,325

		5,011,309

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 11.3%
Accelrys, Inc. *	75,200	610,624
ACI Worldwide, Inc. *	16,000	704,160
Acxiom Corp. *	216,200	3,625,674
AOL, Inc. *	95,400	3,039,444
Blucora, Inc. *	17,000	259,250
CACI International, Inc., Class A *	31,500	1,778,175
Convergys Corp.	218,900	3,226,586
CoreLogic, Inc. *	146,900	3,378,700
CSG Systems International, Inc. *	112,800	1,988,664
Dice Holdings, Inc. *	48,600	366,444
DST Systems, Inc.	8,600	463,540
Euronet Worldwide, Inc. *	145,500	2,659,740
Heartland Payment Systems, Inc.	44,600	1,413,820
iGATE Corp. *	65,500	1,041,450
IntraLinks Holdings, Inc. *	17,200	74,992
MAXIMUS, Inc.	65,600	3,312,800
Mentor Graphics Corp. *	215,100	3,286,728
MoneyGram International, Inc. *	123,624	1,923,590
Monotype Imaging Holdings, Inc. *	65,000	954,200
NetScout Systems, Inc. *	34,400	803,584
SS&C Technologies Holdings, Inc. *	33,300	809,190
Support.com, Inc. *	54,200	154,470
The Hackett Group, Inc. *	27,500	129,525
TIBCO Software, Inc. *	19,700	553,373
TNS, Inc. *	106,600	1,804,738
Unisys Corp. *	162,940	3,165,924
United Online, Inc.	106,700	452,408
VASCO Data Security International, Inc. *	22,800	210,900
Websense, Inc. *	27,500	412,775

		42,605,468

Technology Hardware & Equipment 3.3%
Avid Technology, Inc. *	17,900	164,859
Electro Scientific Industries, Inc.	22,500	279,225
Electronics for Imaging, Inc. *	57,600	842,112
Emulex Corp. *	51,400	332,558
Extreme Networks, Inc. *	82,600	264,320
Harmonic, Inc. *	64,500	273,480
Insight Enterprises, Inc. *	132,600	2,222,376
Itron, Inc. *	19,300	752,121
Ixia *	78,800	1,221,400
KEMET Corp. *	21,800	105,294
MTS Systems Corp.	29,300	1,273,671
Newport Corp. *	37,200	418,500
Plexus Corp. *	18,500	531,320
Quantum Corp. *	156,500	231,620
Radisys Corp. *	65,400	223,014
Richardson Electronics Ltd.	25,800	316,050
Sanmina-SCI Corp. *	103,400	883,036
Symmetricom, Inc. *	74,300	445,057
Vishay Intertechnology, Inc. *	170,600	1,683,822
Zygo Corp. *	5,300	94,764

		12,558,599

Telecommunication Services 0.8%
Cbeyond, Inc. *	62,100	442,773
IDT Corp., Class B	116,000	1,173,920
Premiere Global Services, Inc. *	166,500	1,525,140

		3,141,833

Transportation 2.5%
AMERCO	10,100	943,340
Arkansas Best Corp.	23,800	325,822
Avis Budget Group, Inc. *	153,000	2,198,610
Celadon Group, Inc.	14,800	220,964
Con-way, Inc.	70,400	2,507,648
International Shipholding Corp.	21,400	395,472
Park-Ohio Holdings Corp. *	15,500	266,135
Republic Airways Holdings, Inc. *	52,900	240,695
US Airways Group, Inc. *	212,300	2,432,958

		9,531,644

Utilities 4.3%
Black Hills Corp.	84,900	2,704,065
NorthWestern Corp.	36,900	1,362,717
Ormat Technologies, Inc.	38,600	694,800
PNM Resources, Inc.	164,700	3,425,760
Portland General Electric Co.	126,500	3,444,595
Southwest Gas Corp.	73,400	3,278,044
UNS Energy Corp.	34,100	1,387,870

		16,297,851

Total Common Stock
(Cost $345,267,271)		372,915,274

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.4% of net assets

Time Deposits 1.3%
Societe Generale
0.03%, 08/01/12	4,961,431	4,961,431

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.09%, 09/20/12 (b)(c)	400,000	399,950

Total Short-Term Investments
(Cost $5,361,381)		5,361,381

End of Investments.

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Wells Fargo Advantage Government Money Market Fund	2,840,657	2,840,657

Total Collateral Invested for Securities on Loan
(Cost $2,840,657)		2,840,657

End of Collateral Invested for Securities on Loan

At 07/31/12, the tax basis cost of the fund’s investments was $351,237,460 and the unrealized appreciation and depreciation were $44,129,935 and ($17,090,740), respectively, with a net unrealized appreciation of $27,039,195.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/21/12	50	3,923,000	20,088

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

 5

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$372,915,274	$—	$—	$372,915,274
Short-Term Investments(a)	—	5,361,381	—	5,361,381

Total	$372,915,274	$5,361,381	$—	$378,276,655

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,840,657	$—	$—	$2,840,657
Futures Contracts*	20,088	—	—	20,088

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46825JUL12

6

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.1%		Common Stock	173,695,098	192,882,911
0.4%		Other Investment Company	877,970	877,970
0.3%		Short-Term Investment	474,941	474,941

98.8%		Total Investments	175,048,009	194,235,822
(38	.8)%	Short Sales	(82,443,356)	(76,289,992)
40.0%		Other Assets and Liabilities, Net		78,598,593

100.0%		Total Net Assets		196,544,423

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Banks 4.4%
Fifth Third Bancorp	78,998	1,091,752
KeyCorp (a)	208,300	1,662,234
Regions Financial Corp. (a)	248,600	1,730,256
SunTrust Banks, Inc.	13,534	320,079
Wells Fargo & Co. (a)	114,491	3,870,941

		8,675,262

Capital Goods 6.1%
AGCO Corp. *	34,373	1,506,912
Curtiss-Wright Corp.	43,600	1,306,692
General Electric Co.	54,905	1,139,279
Masco Corp.	112,100	1,348,563
Roper Industries, Inc.	6,500	646,425
Textron, Inc.	84,735	2,207,347
The Timken Co.	27,517	996,115
Wabtec Corp.	36,300	2,874,234

		12,025,567

Commercial & Professional Supplies 1.5%
Equifax, Inc.	13,800	646,392
Towers Watson & Co., Class A	37,626	2,206,012

		2,852,404

Consumer Durables & Apparel 3.6%
Brunswick Corp.	84,978	1,868,666
Harman International Industries, Inc.	35,000	1,412,250
Jarden Corp. (a)	23,611	1,067,217
Mohawk Industries, Inc. (a)*	38,020	2,525,669
Newell Rubbermaid, Inc.	12,600	222,390

		7,096,192

Consumer Services 2.0%
Brinker International, Inc.	86,426	2,801,067
Penn National Gaming, Inc. (a)*	27,359	1,064,812

		3,865,879

Diversified Financials 3.3%
Jefferies Group, Inc.	4,100	51,414
JPMorgan Chase & Co. (a)	93,012	3,348,432
Northern Trust Corp.	11,700	531,180
SLM Corp. (a)	146,709	2,345,877
State Street Corp.	4,600	185,748

		6,462,651

Energy 10.7%
Chevron Corp.	32,596	3,571,870
EOG Resources, Inc.	29,900	2,930,499
Exxon Mobil Corp.	61,420	5,334,327
Helix Energy Solutions Group, Inc. *	12,300	219,924
Marathon Oil Corp.	79,400	2,101,718
Murphy Oil Corp. (a)	44,653	2,396,080
Oceaneering International, Inc. (a)	24,501	1,266,457
Teekay Offshore Partners L.P.	27,100	764,491
Tesoro Corp. *	9,127	252,361
Valero Energy Corp. (a)	77,678	2,136,145

		20,973,872

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	1,000	96,180
Harris Teeter Supermarkets, Inc.	12,904	533,452
The Kroger Co. (a)	108,743	2,410,832

		3,040,464

Food, Beverage & Tobacco 8.3%
Beam, Inc.	35,000	2,200,800
Bunge Ltd.	43,344	2,850,735
Constellation Brands, Inc., Class A (a)*	112,179	3,164,570
Ingredion, Inc. (a)	52,849	2,743,920
Smithfield Foods, Inc. (a)*	109,403	2,023,955
Tyson Foods, Inc., Class A (a)	120,358	1,806,574
Universal Corp.	32,400	1,475,496

		16,266,050

Health Care Equipment & Services 1.8%
Boston Scientific Corp. *	14,000	72,380
Henry Schein, Inc. *	4,100	306,721
McKesson Corp.	33,128	3,005,703
UnitedHealth Group, Inc.	2,000	102,180

		3,486,984

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 2.4%
American Financial Group, Inc.	65,535	2,471,325
Principal Financial Group, Inc.	39,132	1,001,388
Reinsurance Group of America, Inc.	8,300	462,061
The Travelers Cos., Inc.	9,900	620,235
Torchmark Corp.	1,800	89,550

		4,644,559

Materials 6.2%
CF Industries Holdings, Inc.	944	184,798
Coeur d’Alene Mines Corp. *	42,400	691,544
Huntsman Corp. (a)	101,300	1,281,445
International Paper Co. (a)	66,916	2,195,514
MeadWestvaco Corp. (a)	81,747	2,321,615
Minerals Technologies, Inc. (a)	38,946	2,490,207
PPG Industries, Inc.	20,072	2,197,081
Rockwood Holdings, Inc.	19,828	876,794

		12,238,998

Media 1.6%
CBS Corp., Class B - Non Voting Shares (a)	83,342	2,788,623
Omnicom Group, Inc.	7,300	366,314

		3,154,937

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Agilent Technologies, Inc.	18,884	723,068
Charles River Laboratories International, Inc. *	59,200	2,014,576
Merck & Co., Inc.	43,700	1,930,229
PerkinElmer, Inc. (a)	82,041	2,096,148
Pfizer, Inc. (a)	219,587	5,278,871
Warner Chilcott plc, Class A *	22,400	380,800

		12,423,692

Real Estate 3.1%
CBL & Associates Properties, Inc.	93,000	1,834,890
Host Hotels & Resorts, Inc. (a)	195,700	2,872,876
Strategic Hotels & Resorts, Inc. *	238,600	1,445,916

		6,153,682

Retailing 5.3%
Ascena Retail Group, Inc. (a)*	115,000	2,109,100
Dillard’s, Inc., Class A	42,657	2,782,516
Foot Locker, Inc.	82,989	2,740,297
Macy’s, Inc.	67,321	2,412,785
Pier 1 Imports, Inc. (a)	27,237	449,138

		10,493,836

Semiconductors & Semiconductor Equipment 2.9%
Amkor Technology, Inc. *	154,276	822,291
Fairchild Semiconductor International, Inc. (a)*	120,810	1,674,427
LSI Corp. *	278,566	1,922,105
Micron Technology, Inc. *	208,354	1,293,878

		5,712,701

Software & Services 9.7%
BMC Software, Inc. *	15,300	605,880
CA, Inc. (a)	112,306	2,703,205
Cadence Design Systems, Inc. (a)*	137,800	1,683,916
Computer Sciences Corp. (a)	916	22,552
Convergys Corp. (a)	169,222	2,494,332
DST Systems, Inc.	45,439	2,449,162
IAC/InterActiveCorp	50,218	2,641,969
MAXIMUS, Inc. (a)	31,303	1,580,802
Symantec Corp. (a)*	124,425	1,959,694
Total System Services, Inc. (a)	123,600	2,923,140

		19,064,652

Technology Hardware & Equipment 8.4%
Apple, Inc. *	9,728	5,941,473
AVX Corp.	63,681	620,253
Brocade Communications Systems, Inc. (a)*	349,224	1,735,643
EchoStar Corp., Class A (a)*	56,967	1,640,650
Jabil Circuit, Inc.	38,188	828,680
NCR Corp. (a)*	114,249	2,664,287
Tech Data Corp. (a)*	41,545	2,081,404
Western Digital Corp. *	18,779	746,841
Xerox Corp.	47,342	328,080

		16,587,311

Telecommunication Services 1.6%
Telephone & Data Systems, Inc. (a)	71,820	1,740,199
Verizon Communications, Inc.	32,600	1,471,564

		3,211,763

Transportation 3.8%
Alaska Air Group, Inc. *	11,422	398,057
Delta Air Lines, Inc. (a)*	254,300	2,453,995
FedEx Corp.	27,592	2,491,557
US Airways Group, Inc. *	188,000	2,154,480

		7,498,089

Utilities 3.5%
Ameren Corp. (a)	77,366	2,646,691
Portland General Electric Co.	38,700	1,053,801
Southwest Gas Corp. (a)	40,370	1,802,924
The AES Corp. (a)*	120,228	1,449,950

		6,953,366

Total Common Stock
(Cost $173,695,098)		192,882,911

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund	877,970	877,970

Total Other Investment Company
(Cost $877,970)		877,970

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.09%, 09/20/12 (b)(c)	475,000	474,941

Total Short-Term Investment
(Cost $474,941)		474,941

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $175,408,350 and the unrealized appreciation and depreciation were $25,292,756 and ($6,465,284), respectively, with a net unrealized appreciation of $18,827,472.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	15	1,030,950	30,424

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 38.8% of net assets

Automobiles & Components 0.8%
Gentex Corp.	62,900	1,007,029
Johnson Controls, Inc.	20,400	502,860

		1,509,889

Banks 4.0%
Bank of the Ozarks, Inc.	32,800	1,055,832
BankUnited, Inc.	43,100	1,049,916
Capitol Federal Financial, Inc.	83,900	983,308
First Niagara Financial Group, Inc.	114,500	867,910
IBERIABANK Corp.	19,300	903,819
Nationstar Mortgage Holdings, Inc. *	51,700	1,138,434
New York Community Bancorp, Inc.	77,400	1,004,652
Valley National Bancorp	86,835	807,565

		7,811,436

Capital Goods 3.3%
Air Lease Corp. *	52,000	1,023,360
Colfax Corp. *	33,900	981,066
GrafTech International Ltd. *	56,400	589,380
Joy Global, Inc.	8,500	441,490
MasTec, Inc. *	64,400	1,027,824
Navistar International Corp. *	20,400	501,840
Pall Corp.	18,800	1,004,108
Rockwell Collins, Inc.	18,300	925,431

		6,494,499

Commercial & Professional Supplies 1.0%
Stericycle, Inc. *	11,100	1,030,635
Waste Connections, Inc.	31,700	975,409

		2,006,044

Consumer Durables & Apparel 1.2%
Carter’s, Inc. *	8,600	435,762
Deckers Outdoor Corp. *	19,300	805,003
M.D.C. Holdings, Inc.	36,300	1,156,518

		2,397,283

Consumer Services 0.4%
DeVry, Inc.	20,100	394,563
Domino’s Pizza, Inc.	2,000	68,280
Weight Watchers International, Inc.	5,900	298,540

		761,383

Diversified Financials 1.2%
Apollo Investment Corp.	141,900	1,089,792
CME Group, Inc.	6,000	312,660
T. Rowe Price Group, Inc.	16,500	1,002,375

		2,404,827

Energy 4.1%
Cabot Oil & Gas Corp.	29,100	1,227,729
Carrizo Oil & Gas, Inc. *	38,700	975,627
Chesapeake Energy Corp.	51,100	961,702
Continental Resources, Inc. *	12,100	774,279
Dril-Quip, Inc. *	15,400	1,128,974
Gulfport Energy Corp. *	7,600	156,560
Kodiak Oil & Gas Corp. *	95,784	799,796
Oasis Petroleum, Inc. *	32,400	848,232
Southwestern Energy Co. *	33,900	1,127,175

		8,000,074

Food & Staples Retailing 1.3%
PriceSmart, Inc.	2,100	151,242
Sysco Corp.	35,300	1,037,467
The Fresh Market, Inc. *	22,300	1,313,247

		2,501,956

Food, Beverage & Tobacco 2.4%
Dr Pepper Snapple Group, Inc.	25,000	1,139,500
General Mills, Inc.	25,800	998,460
Green Mountain Coffee Roasters, Inc. *	15,100	275,726
Reynolds American, Inc.	24,128	1,116,403
Sanderson Farms, Inc.	19,600	721,868
Snyders-Lance, Inc.	23,900	559,977

		4,811,934

Health Care Equipment & Services 1.3%
DexCom, Inc. *	90,800	999,708
HeartWare International, Inc. *	5,700	508,953
HMS Holdings Corp. *	30,900	1,063,269

		2,571,930

Insurance 1.9%
Erie Indemnity Co., Class A	13,700	976,673
Lincoln National Corp.	20,800	417,040
MBIA, Inc. *	125,500	1,198,525
RLI Corp.	15,500	998,355
The Progressive Corp.	7,600	150,024

		3,740,617

Materials 2.8%
AK Steel Holding Corp.	41,900	222,908
Allied Nevada Gold Corp. *	41,900	1,083,115
Compass Minerals International, Inc.	3,400	245,956
Eagle Materials, Inc.	4,900	170,275
International Flavors & Fragrances, Inc.	19,100	1,064,634
Praxair, Inc.	8,700	902,712
Southern Copper Corp.	30,985	1,000,196
Walter Energy, Inc.	22,400	768,320

		5,458,116

Media 0.8%
DreamWorks Animation SKG, Inc., Class A *	61,300	1,176,960
Lions Gate Entertainment Corp. *	27,800	373,910

		1,550,870

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.0%
American Realty Capital Trust, Inc.	4,500	49,590

Retailing 1.3%
AutoZone, Inc. *	2,600	975,598
CarMax, Inc. *	32,300	898,909
HomeAway, Inc. *	10,500	241,080
Shutterfly, Inc. *	11,000	361,130

		2,476,717

Semiconductors & Semiconductor Equipment 0.5%
Cavium, Inc. *	24,500	661,990
MEMC Electronic Materials, Inc. *	172,800	331,776

		993,766

Software & Services 3.2%
Concur Technologies, Inc. *	15,800	1,067,132
Informatica Corp. *	14,300	421,993
Jive Software, Inc. *	50,600	1,013,518
LinkedIn Corp., Class A *	9,800	1,005,970
NetSuite, Inc. *	21,300	1,178,742
QLIK Technologies, Inc. *	33,400	668,000
ServiceSource International, Inc. *	67,900	765,912
WebMD Health Corp. *	6,800	100,028

		6,221,295

Technology Hardware & Equipment 4.5%
Acme Packet, Inc. *	64,900	1,028,665
ADTRAN, Inc.	36,600	789,828
Aruba Networks, Inc. *	52,900	750,122
F5 Networks, Inc. *	8,300	775,054
FLIR Systems, Inc.	4,600	94,070
Fusion-io, Inc. *	54,900	1,049,688
IPG Photonics Corp. *	1,900	98,477
National Instruments Corp.	37,400	966,416
SanDisk Corp. *	33,400	1,373,742
Universal Display Corp. *	37,300	1,184,648
ViaSat, Inc. *	21,400	819,620

		8,930,330

Transportation 2.8%
Atlas Air Worldwide Holdings, Inc. *	19,200	870,912
C.H. Robinson Worldwide, Inc.	15,400	813,890
Heartland Express, Inc.	17,200	239,080
Hub Group, Inc., Class A *	28,600	850,850
J.B. Hunt Transport Services, Inc.	3,000	165,060
Kirby Corp. *	12,800	675,456
Norfolk Southern Corp.	13,900	1,029,295
Spirit Airlines, Inc. *	44,300	952,893

		5,597,436

Total Short Sales
(Proceeds $82,443,356)		76,289,992

End of Short Sale Positions.

*	Non-income producing security

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$192,882,911	$—	$—	$192,882,911
Other Investment Company(a)	877,970	—	—	877,970
Short-Term Investment(a)	—	474,941	—	474,941

Total	$193,760,881	$474,941	$—	$194,235,822

Other Financial Instruments
Futures Contracts*	$30,424	$—	$—	$30,424

Liabilities Valuation Input

Other Financial Instruments
Short Sales(a)	($76,289,992)	$—	$—	($76,289,992)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46826JUL12

 7

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Common Stock	40,785,019	42,967,773
2.3%	Short-Term Investments	1,025,279	1,025,279

100.0%	Total Investments	41,810,298	43,993,052
0.0%	Other Assets and Liabilities, Net		17,071

100.0%	Total Net Assets		44,010,123

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Banks 24.7%
BB&T Corp.	38,300	1,201,471
Comerica, Inc.	2,800	84,588
Commerce Bancshares, Inc.	15,540	611,965
Fifth Third Bancorp	70,700	977,074
First Citizens BancShares, Inc., Class A	400	65,716
Huntington Bancshares, Inc.	31,300	194,530
KeyCorp	97,700	779,646
MainSource Financial Group, Inc.	5,500	64,240
PNC Financial Services Group, Inc.	15,000	886,500
Regions Financial Corp.	142,500	991,800
SunTrust Banks, Inc.	42,500	1,005,125
U.S. Bancorp	12,500	418,750
Washington Federal, Inc.	5,400	86,022
Wells Fargo & Co.	100,500	3,397,905
Western Alliance Bancorp *	8,700	80,214

		10,845,546

Diversified Financials 29.2%
American Express Co.	33,500	1,933,285
Bank of America Corp.	288,300	2,116,122
Capital One Financial Corp.	25,600	1,446,144
Interactive Brokers Group, Inc., Class A	52,100	721,585
Jefferies Group, Inc.	23,000	288,420
JPMorgan Chase & Co.	79,800	2,872,800
Northern Trust Corp.	21,200	962,480
SLM Corp.	28,700	458,913
State Street Corp.	28,400	1,146,792
SWS Group, Inc. *	32,200	184,506
The Goldman Sachs Group, Inc.	7,100	716,390

		12,847,437

Insurance 26.8%
Aflac, Inc.	27,100	1,186,438
American Financial Group, Inc.	20,250	763,627
American National Insurance Co.	2,300	161,989
CNA Financial Corp.	25,700	671,027
First American Financial Corp.	23,400	428,688
HCC Insurance Holdings, Inc.	18,000	551,520
Loews Corp.	25,400	1,005,586
MetLife, Inc.	44,800	1,378,496
Principal Financial Group, Inc.	34,600	885,414
Prudential Financial, Inc.	18,600	898,008
Reinsurance Group of America, Inc.	15,200	846,184
Symetra Financial Corp.	44,800	521,024
The Travelers Cos., Inc.	20,400	1,278,060
Torchmark Corp.	18,200	905,450
Validus Holdings Ltd.	9,500	309,035

		11,790,546

Real Estate 17.0%
Apartment Investment & Management Co., Class A	30,900	847,587
Camden Property Trust	5,500	392,205
CBL & Associates Properties, Inc.	5,700	112,461
Coresite Realty Corp.	16,600	442,556
Extra Space Storage, Inc.	7,500	245,550
First Industrial Realty Trust, Inc. *	59,700	760,578
Host Hotels & Resorts, Inc.	64,900	952,732
Kite Realty Group Trust	52,900	266,087
LaSalle Hotel Properties	12,000	315,120
Pennsylvania Real Estate Investment Trust	36,000	516,960
RLJ Lodging Trust	6,100	107,360
Simon Property Group, Inc.	10,937	1,755,279
Sunstone Hotel Investors, Inc. *	76,900	769,769

		7,484,244

Total Common Stock
(Cost $40,785,019)		42,967,773

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.3% of net assets

Time Deposit 2.1%
Citibank
0.03%, 08/01/12	925,292	925,292

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.09%, 09/20/12 (a)(b)	100,000	99,987

Total Short-Term Investments
(Cost $1,025,279)		1,025,279

End of Investments.

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

At 07/31/12, the tax basis cost of the fund’s investments was $41,824,648 and the unrealized appreciation and depreciation were $3,952,261 and ($1,783,857), respectively, with a net unrealized appreciation of $2,168,404.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	10	687,300	26,258

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$42,967,773	$—	$—	$42,967,773
Short-Term Investments(a)	—	1,025,279	—	1,025,279

Total	$42,967,773	$1,025,279	$—	$43,993,052

Other Financial Instruments
Futures Contracts*	$26,258	$—	$—	$26,258

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46836JUL12

 3

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

74.6%	Common Stock	292,866,023	353,709,020
21.6%	Foreign Common Stock	83,683,375	102,448,059
3.7%	Short-Term Investments	17,717,561	17,717,561

99.9%	Total Investments	394,266,959	473,874,640
0.1%	Other Assets and Liabilities, Net		634,121

100.0%	Total Net Assets		474,508,761

	Number	Value
Security	of Shares	($)

Common Stock 74.6% of net assets

Health Care Equipment & Services 26.8%
Aetna, Inc.	50,000	1,803,000
Alere, Inc. *	20,000	377,400
AmerisourceBergen Corp.	75,000	2,977,500
Baxter International, Inc.	55,000	3,218,050
Boston Scientific Corp. *	1,690,000	8,737,300
CareFusion Corp. *	288,000	7,030,080
Cigna Corp.	50,000	2,014,000
CONMED Corp.	20,000	548,800
Covidien plc	110,000	6,146,800
Cynosure, Inc., Class A *	25,000	626,000
DaVita, Inc. *	100,000	9,842,000
Greatbatch, Inc. *	115,000	2,625,450
Haemonetics Corp. *	10,000	719,100
Health Management Associates, Inc., Class A *	96,000	631,680
Henry Schein, Inc. *	120,000	8,977,200
Hill-Rom Holdings, Inc.	36,000	941,400
Hologic, Inc. *	470,000	8,704,400
ICU Medical, Inc. *	20,000	1,066,600
Integra LifeSciences Holdings *	25,000	961,500
Invacare Corp.	135,000	1,902,150
LifePoint Hospitals, Inc. *	75,000	2,859,000
McKesson Corp.	85,000	7,712,050
MedAssets, Inc. *	200,000	2,638,000
Medtronic, Inc.	250,000	9,855,000
ResMed, Inc. *	10,000	315,600
RTI Biologics, Inc. *	81,000	288,360
Sirona Dental Systems, Inc. *	78,000	3,371,940
Stryker Corp.	30,000	1,560,900
Teleflex, Inc.	25,000	1,593,500
The Cooper Cos., Inc.	110,000	8,278,600
Thoratec Corp. *	25,000	857,750
UnitedHealth Group, Inc.	265,000	13,538,850
Wright Medical Group, Inc. *	130,000	2,423,200
Zimmer Holdings, Inc.	30,000	1,767,900

		126,911,060

Pharmaceuticals, Biotechnology & Life Sciences 47.8%
Abbott Laboratories	85,000	5,636,350
Acorda Therapeutics, Inc. *	130,000	3,129,100
Agilent Technologies, Inc.	39,000	1,493,310
AMAG Pharmaceuticals, Inc. *	76,000	1,176,480
Amgen, Inc.	275,000	22,715,000
Astex Pharmaceuticals *	108,000	267,840
Bio-Rad Laboratories, Inc., Class A *	20,000	1,924,200
Biogen Idec, Inc. *	105,000	15,312,150
Bristol-Myers Squibb Co.	675,000	24,030,000
Celgene Corp. *	184,000	12,596,640
Charles River Laboratories International, Inc. *	15,000	510,450
Covance, Inc. *	5,000	234,700
Eli Lilly & Co.	350,000	15,410,500
Forest Laboratories, Inc. *	242,000	8,119,100
Hi-Tech Pharmacal Co., Inc. *	10,000	343,600
Life Technologies Corp. *	225,000	9,873,000
Merck & Co., Inc.	557,000	24,602,690
Momenta Pharmaceuticals, Inc. *	100,000	1,422,000
Mylan, Inc. *	476,000	10,962,280
Myriad Genetics, Inc. *	256,000	6,361,600
Obagi Medical Products, Inc. *	50,000	767,000
Orexigen Therapeutics, Inc. *	100,000	493,000
Par Pharmaceutical Cos., Inc. *	55,000	2,747,800
PAREXEL International Corp. *	35,000	963,200
PerkinElmer, Inc.	133,000	3,398,150
Pfizer, Inc.	999,000	24,015,960
POZEN, Inc. *	77,000	485,870
Progenics Pharmaceuticals, Inc. *	45,000	234,450
Repligen Corp. *	30,000	120,600
Santarus, Inc. *	50,000	363,500
Sucampo Pharmaceuticals, Inc., Class A *	13,000	52,520
Taro Pharmaceutical Industries Ltd. *	7,000	284,900
Thermo Fisher Scientific, Inc.	150,000	8,350,500
United Therapeutics Corp. *	107,000	5,861,460
ViroPharma, Inc. *	186,000	4,038,060
Warner Chilcott plc, Class A *	500,000	8,500,000

		226,797,960

Total Common Stock
(Cost $292,866,023)		353,709,020

Foreign Common Stock 21.6% of net assets

Australia 2.0%

Health Care Equipment & Services 0.1%
Cochlear Ltd.	10,000	690,317

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
CSL Ltd.	196,000	8,765,300

		9,455,617

Denmark 2.3%

Health Care Equipment & Services 0.1%
GN Store Nord A/S	25,000	297,803

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
H. Lundbeck A/S	21,000	415,802
Novo Nordisk A/S, Class B	65,700	10,130,125

		10,545,927

		10,843,730

France 2.9%

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Sanofi	170,000	13,869,873

Germany 0.8%

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	26,000	1,974,764
Merck KGaA	15,000	1,508,596

		3,483,360

Israel 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	35,000	1,427,501

Japan 3.5%

Health Care Equipment & Services 0.0%
Fukuda Denshi Co., Ltd.	2,000	62,884

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Astellas Pharma, Inc.	100,000	4,750,561
Chugai Pharmaceutical Co., Ltd.	25,000	480,784
Dainippon Sumitomo Pharma Co., Ltd.	244,000	2,694,774
Eisai Co., Ltd.	78,000	3,451,754
Kyowa Hakko Kirin Co., Ltd.	404,000	4,493,551
Otsuka Holdings Co., Ltd.	25,000	761,266

		16,632,690

		16,695,574

Switzerland 5.9%

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	50,000	460,436
Sonova Holding AG - Reg’d *	5,000	472,004

		932,440

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Actelion Ltd. - Reg’d *	10,000	456,040
Novartis AG - Reg’d	230,000	13,505,377
Roche Holding AG	74,400	13,174,423

		27,135,840

		28,068,280

United Kingdom 3.9%

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
AstraZeneca plc	186,500	8,709,934
GlaxoSmithKline plc	430,000	9,894,190

		18,604,124

Total Foreign Common Stock
(Cost $83,683,375)		102,448,059

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.5%
Bank of New York Mellon
0.03%, 08/01/12	2,426,084	2,426,084
Citibank
0.03%, 08/01/12	14,291,602	14,291,602

		16,717,686

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.09%, 09/20/12 (a)(b)	1,000,000	999,875

Total Short-Term Investments
(Cost $17,717,561)		17,717,561

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $394,266,959 and the unrealized appreciation and depreciation were $86,150,205 and ($6,542,524), respectively, with a net unrealized appreciation of $79,607,681.

At 07/31/12, the values of certain foreign securities held by the fund aggregating $102,448,059 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	200	13,746,000	525,150

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$353,709,020	$—	$—	$353,709,020
Foreign Common Stock
Australia(a)	—	9,455,617	—	9,455,617
Denmark(a)	—	10,843,730	—	10,843,730
France(a)	—	13,869,873	—	13,869,873
Germany(a)	—	3,483,360	—	3,483,360
Israel(a)	—	1,427,501	—	1,427,501
Japan(a)	—	16,695,574	—	16,695,574
Switzerland(a)	—	28,068,280	—	28,068,280
United Kingdom(a)	—	18,604,124	—	18,604,124
Short-Term Investments(a)	—	17,717,561	—	17,717,561

Total	$353,709,020	$120,165,620	$—	$473,874,640

Other Financial Instruments
Futures Contracts*	$525,150	$—	$—	$525,150

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

4

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46837JUL12

 5

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.9%		Common Stock	62,167,074	64,037,319
2.9%		Other Investment Companies	1,860,995	1,880,454

100.8%		Total Investments	64,028,069	65,917,773
(0	.8)%	Other Assets and Liabilities, Net		(520,552)

100.0%		Net Assets		65,397,221

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Australia 7.8%

Automobiles & Components 0.3%
Fleetwood Corp. Ltd.	13,818	189,109

Capital Goods 0.6%
Emeco Holdings Ltd.	470,693	373,706

Diversified Financials 2.5%
Challenger Ltd.	99,231	347,616
Macquarie Group Ltd.	29,809	775,607
Perpetual Ltd.	19,489	486,260

		1,609,483

Food, Beverage & Tobacco 0.2%
GrainCorp Ltd.	13,693	131,904

Health Care Equipment & Services 0.8%
Sigma Pharmaceuticals Ltd.	795,090	502,409

Materials 1.4%
Grange Resources Ltd.	70,613	26,441
Iluka Resources Ltd.	25,409	250,935
Rio Tinto Ltd.	6,138	339,905
St. Barbara Ltd. *	226,916	329,542

		946,823

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
CSL Ltd.	7,273	325,255

Retailing 1.4%
David Jones Ltd.	218,165	556,342
Pacific Brands Ltd.	537,985	292,745
Wotif.com Holdings Ltd.	19,641	84,216

		933,303

Software & Services 0.0%
carsales.com Ltd.	2,232	14,733

Utilities 0.1%
Spark Infrastructure Group	30,681	52,448

		5,079,173

Austria 1.4%

Energy 0.2%
OMV AG	5,085	159,548

Real Estate 0.4%
Conwert Immobilien Invest SE	21,925	247,343

Transportation 0.8%
Oesterreichische Post AG	15,840	504,675

		911,566

Belgium 2.1%

Food, Beverage & Tobacco 2.1%
Anheuser-Busch InBev N.V.	17,378	1,375,000

Canada 0.6%

Banks 0.2%
National Bank of Canada	2,100	156,382

Energy 0.4%
Suncor Energy, Inc.	8,000	244,583

		400,965

China 0.1%

Banks 0.1%
Bank of Communications Co., Ltd., Class H	72,000	47,487
Industrial & Commercial Bank of China Ltd., Class H	39,000	22,237

		69,724

Denmark 1.4%

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Novo Nordisk A/S, Class B	5,881	906,777

Finland 0.8%

Capital Goods 0.2%
Metso Oyj	4,488	163,099

Software & Services 0.2%
Tieto Oyj	7,189	119,651

Technology Hardware & Equipment 0.4%
Nokia Oyj	113,748	273,031

		555,781

France 8.0%

Automobiles & Components 1.4%
Renault S.A.	21,898	955,025

Capital Goods 0.6%
Bouygues S.A.	14,773	372,059

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.6%
Hermes International	1,430	388,998

Energy 1.8%
Etablissements Maurel et Prom	5,868	90,042
Total S.A.	23,317	1,074,359

		1,164,401

Food, Beverage & Tobacco 0.1%
Danone S.A.	1,198	72,819

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Sanofi	15,910	1,298,057

Retailing 0.7%
PPR	3,358	502,080

Software & Services 0.8%
UbiSoft Entertainment S.A. *	74,528	513,195

Telecommunication Services 0.0%
Vivendi S.A.	237	4,495

		5,271,129

Germany 6.5%

Automobiles & Components 0.1%
Continental AG	948	85,715

Capital Goods 0.5%
Pfeiffer Vacuum Technology AG	3,067	302,226

Commercial & Professional Supplies 0.7%
Bilfinger Berger SE	5,711	468,119

Health Care Equipment & Services 0.9%
Fresenius SE & Co KGaA	5,624	598,887

Materials 0.8%
BASF SE	6,876	501,979

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Bayer AG - Reg’d	12,347	937,785
Merck KGaA	4,926	495,423

		1,433,208

Semiconductors & Semiconductor Equipment 0.4%
Infineon Technologies AG	36,553	265,605

Software & Services 0.7%
SAP AG	6,847	434,530

Utilities 0.2%
RWE AG	4,038	158,532

		4,248,801

Hong Kong 3.5%

Energy 0.8%
CNOOC Ltd.	270,000	541,635

Materials 0.5%
Shougang Fushan Resources Group Ltd.	1,234,000	332,718

Real Estate 2.0%
Cheung Kong (Holdings) Ltd.	41,000	536,425
Sino Land Co., Ltd.	90,000	152,923
Sun Hung Kai Properties Ltd.	49,000	608,661
Swire Pacific Ltd., Class A	1,000	11,966

		1,309,975

Utilities 0.2%
Power Assets Holdings Ltd.	12,500	98,095

		2,282,423

Israel 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	1,235	50,370

Italy 1.4%

Energy 1.1%
Eni S.p.A.	34,705	715,626

Telecommunication Services 0.3%
Telecom Italia S.p.A.	231,155	188,165

		903,791

Japan 20.2%

Automobiles & Components 1.7%
Daihatsu Motor Co., Ltd.	8,000	133,694
Honda Motor Co., Ltd.	4,700	149,414
Toyota Motor Corp.	21,200	810,621

		1,093,729

Banks 7.3%
Aozora Bank Ltd.	118,000	270,357
Mitsubishi UFJ Financial Group, Inc.	274,700	1,332,030
Sumitomo Mitsui Financial Group, Inc.	37,700	1,187,221
Suruga Bank Ltd.	50,000	527,883
The Chiba Bank Ltd.	93,000	541,753
The Shizuoka Bank Ltd.	91,000	915,825

		4,775,069

Capital Goods 2.0%
COMSYS Holdings Corp.	3,800	47,363
Mitsubishi Heavy Industries Ltd.	143,000	577,397
NEC Networks & System Integration Corp.	28,600	481,659
Taisei Corp.	77,000	211,681

		1,318,100

Consumer Durables & Apparel 0.7%
Namco Bandai Holdings, Inc.	33,300	478,240

Diversified Financials 1.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,150	445,037
ORIX Corp.	3,540	334,662

		779,699

Energy 0.7%
Inpex Corp.	83	461,178

Food, Beverage & Tobacco 3.4%
Ajinomoto Co., Inc.	68,000	963,206
Japan Tobacco, Inc.	23,200	728,818
Kewpie Corp.	15,800	233,566
Toyo Suisan Kaisha Ltd.	12,000	288,148

		2,213,738

Household & Personal Products 0.9%
Kao Corp.	21,800	589,178

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.3%
SKY Perfect JSAT Holdings, Inc.	526	219,139

Real Estate 0.7%
Nomura Real Estate Holdings, Inc.	24,600	454,296

Software & Services 0.9%
Nihon Unisys Ltd.	84,000	559,566

Transportation 0.4%
Central Japan Railway Co.	31	256,114

		13,198,046

Mexico 0.3%

Materials 0.3%
Grupo Mexico S.A.B. de C.V., Series B	82,000	229,873

Netherlands 4.7%

Capital Goods 2.2%
European Aeronautic Defence & Space Co., N.V.	9,267	332,536
Koninklijke Philips Electronics N.V.	50,231	1,104,690

		1,437,226

Consumer Durables & Apparel 0.7%
TomTom N.V. *	105,425	421,510

Food & Staples Retailing 0.9%
Koninklijke Ahold N.V.	50,472	614,358

Materials 0.3%
Koninklijke DSM N.V.	4,377	215,446

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding N.V.	4,534	261,871
STMicroelectronics N.V.	20,080	107,728

		369,599

		3,058,139

Republic of Korea 0.3%

Automobiles & Components 0.2%
Hyundai Motor Co.	430	89,330
Kia Motors Corp.	281	19,263

		108,593

Banks 0.1%
Woori Finance Holdings Co., Ltd.	9,460	92,136

Capital Goods 0.0%
Doosan Corp.	9	1,047

		201,776

Singapore 0.9%

Real Estate 0.9%
UOL Group Ltd.	137,000	568,580

South Africa 0.3%

Materials 0.3%
Kumba Iron Ore Ltd.	3,666	227,513

Spain 1.7%

Capital Goods 0.6%
Ferrovial S.A.	37,157	403,619

Software & Services 0.5%
Amadeus IT Holding S.A., A Shares	13,096	282,778

Transportation 0.3%
Abertis Infraestructuras S.A.	15,555	191,995

Utilities 0.3%
Endesa S.A.	13,489	216,656

		1,095,048

Sweden 4.3%

Banks 0.5%
Nordea Bank AB	33,954	316,176

Capital Goods 1.5%
Scania AB, B Shares	43,985	756,212
Trelleborg AB, B Shares	25,989	267,266

		1,023,478

Materials 0.7%
Boliden AB	28,492	431,978
Svenska Cellulosa AB, B Shares	489	8,304

		440,282

Retailing 1.5%
Hennes & Mauritz AB, B Shares	26,602	982,045

Software & Services 0.1%
Industrial & Financial Systems AB, B Shares	3,551	59,003

		2,820,984

Switzerland 8.0%

Capital Goods 0.8%
Geberit AG - Reg’d *	2,423	475,024
OC Oerlikon Corp. AG - Reg’d *	7,477	60,925

		535,949

Diversified Financials 0.2%
GAM Holding AG *	13,024	143,570

Food, Beverage & Tobacco 1.5%
Nestle S.A. - Reg’d	16,061	986,727

Insurance 2.2%
Helvetia Holding AG - Reg’d	2,677	828,164
Swiss Re AG *	7,084	443,448
Zurich Insurance Group AG *	627	139,158

		1,410,770

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	18,249	1,071,564
Roche Holding AG	6,242	1,105,306

		2,176,870

Transportation 0.0%
SAir Group (a)(b)*	30	—

		5,253,886

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Turkey 0.3%

Banks 0.2%
Turkiye Vakiflar Bankasi T.A.O., Class D	58,935	123,053

Utilities 0.1%
Aygaz A.S.	10,917	48,554

		171,607

United Kingdom 23.2%

Banks 1.0%
HSBC Holdings plc	80,302	670,852

Capital Goods 1.8%
Bodycote plc	107,529	552,723
QinetiQ Group plc	8,962	23,477
Rolls-Royce Holdings plc *	47,005	624,824

		1,201,024

Commercial & Professional Supplies 0.7%
Berendsen plc	60,597	482,944

Consumer Durables & Apparel 1.0%
Persimmon plc	65,989	635,057

Consumer Services 0.9%
William Hill plc	119,332	586,506

Diversified Financials 1.7%
Aberdeen Asset Management plc	83,310	336,745
Intermediate Capital Group plc	192,723	782,749

		1,119,494

Energy 4.3%
BP plc	139,183	924,165
John Wood Group plc	27,658	336,352
Petrofac Ltd.	41,062	955,168
Royal Dutch Shell plc, B Shares	17,266	607,379

		2,823,064

Food, Beverage & Tobacco 0.5%
British American Tobacco plc	6,604	350,768

Insurance 0.4%
Lancashire Holdings Ltd.	20,046	245,450

Materials 2.9%
Mondi plc	83,126	707,201
Rio Tinto plc	24,992	1,150,929

		1,858,130

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
AstraZeneca plc	12,463	582,048
GlaxoSmithKline plc	52,704	1,212,705

		1,794,753

Retailing 0.9%
Debenhams plc	52,266	75,187
WH Smith plc	56,808	489,649

		564,836

Software & Services 1.1%
Micro Focus International plc	70,104	588,359
The Sage Group plc	30,976	139,296

		727,655

Telecommunication Services 2.8%
BT Group plc	180,505	614,117
Vodafone Group plc	433,440	1,240,477

		1,854,594

Utilities 0.4%
National Grid plc	23,257	241,240

		15,156,367

Total Common Stock
(Cost $62,167,074)		64,037,319

Other Investment Companies 2.9% of net assets

United States 2.9%
iShares MSCI EAFE Index Fund	12,900	645,000
State Street Institutional U.S. Government Money Market Fund	1,235,454	1,235,454

Total Other Investment Companies
(Cost $1,860,995)		1,880,454

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $64,084,963 and the unrealized appreciation and depreciation were $5,206,040 and ($3,373,230), respectively, with a net unrealized appreciation of $1,832,810.

At 07/31/12, the values of certain foreign securities held by the fund aggregating $63,029,842 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$60,535,127	$—	$60,535,127
Canada(a)	400,965	—	—	400,965
Israel(a)	50,370	—	—	50,370
Mexico(a)	229,873	—	—	229,873
Sweden(a)	—	1,738,503	—	1,738,503
Capital Goods	267,266	756,212	—	1,023,478
Software & Services	59,003	—	—	59,003
Other Investment Companies(a)	1,880,454	—	—	1,880,454

Total	$2,887,931	$63,029,842	$—	$65,917,773

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46827JUL12

6

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	1,638,375,801	1,847,837,647
1.2%		Other Investment Company	21,898,089	21,898,089
0.1%		Short-Term Investments	1,124,862	1,124,862

99.8%		Total Investments	1,661,398,752	1,870,860,598
1.0%		Collateral Invested for Securities on Loan	19,502,745	19,502,745
(0	.8)%	Other Assets and Liabilities, Net		(15,578,712)

100.0%		Net Assets		1,874,784,631

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Automobiles & Components 1.1%
Autoliv, Inc.	13,800	780,666
BorgWarner, Inc. *	7,450	499,895
Cooper Tire & Rubber Co.	15,400	269,038
Dana Holding Corp.	38,500	507,430
Exide Technologies *	95,600	280,108
Ford Motor Co.	704,374	6,508,416
General Motors Co. *	156,500	3,084,615
Gentex Corp.	9,600	153,696
Harley-Davidson, Inc.	23,660	1,022,822
Johnson Controls, Inc.	102,510	2,526,871
Lear Corp.	24,100	856,755
Tenneco, Inc. *	11,660	341,521
The Goodyear Tire & Rubber Co. *	126,090	1,443,731
TRW Automotive Holdings Corp. *	32,350	1,271,355
Visteon Corp. *	15,100	489,693

		20,036,612

Banks 4.0%
Associated Banc-Corp.	46,760	584,032
Astoria Financial Corp.	36,355	342,464
BancorpSouth, Inc.	22,445	325,228
Bank of Hawaii Corp.	7,020	327,904
BB&T Corp.	138,475	4,343,961
CapitalSource, Inc.	93,600	613,080
CIT Group, Inc. *	27,400	1,000,648
City National Corp.	8,420	414,938
Comerica, Inc.	43,600	1,317,156
Commerce Bancshares, Inc.	10,849	427,234
Cullen/Frost Bankers, Inc.	9,000	497,790
East West Bancorp, Inc.	12,300	268,140
F.N.B. Corp.	19,900	216,512
Fifth Third Bancorp	196,290	2,712,728
First Horizon National Corp.	64,466	530,555
First Niagara Financial Group, Inc.	39,700	300,926
First Republic Bank	9,400	305,782
FirstMerit Corp.	20,325	329,265
Fulton Financial Corp.	35,980	330,656
Hudson City Bancorp, Inc.	165,890	1,053,402
Huntington Bancshares, Inc.	188,027	1,168,588
KeyCorp	246,190	1,964,596
M&T Bank Corp.	20,086	1,724,182
MGIC Investment Corp. *	50,700	122,187
New York Community Bancorp, Inc.	95,830	1,243,873
People’s United Financial, Inc.	65,952	755,810
PNC Financial Services Group, Inc.	85,645	5,061,619
Popular, Inc. *	48,468	730,413
Regions Financial Corp.	527,825	3,673,662
SunTrust Banks, Inc.	169,660	4,012,459
Susquehanna Bancshares, Inc.	31,100	331,526
SVB Financial Group *	3,800	219,678
Synovus Financial Corp.	308,210	585,599
TCF Financial Corp.	48,265	498,577
Trustmark Corp.	10,600	256,308
U.S. Bancorp	283,700	9,503,950
Valley National Bancorp	23,146	215,258
Washington Federal, Inc.	18,250	290,723
Webster Financial Corp.	13,425	275,481
Wells Fargo & Co.	749,125	25,327,916
Zions Bancorp	53,235	968,877

		75,173,683

Capital Goods 8.3%
3M Co.	73,875	6,739,616
Acuity Brands, Inc.	3,720	215,537
AECOM Technology Corp. *	24,200	392,282
AerCap Holdings N.V. *	21,400	242,676
AGCO Corp. *	17,540	768,954
Alliant Techsystems, Inc.	9,120	422,438
AMETEK, Inc.	11,647	361,057
Armstrong World Industries, Inc.	4,900	189,385
BE Aerospace, Inc. *	7,600	298,148
Briggs & Stratton Corp.	14,235	248,258
Carlisle Cos., Inc.	6,850	345,857
Caterpillar, Inc.	52,645	4,433,235
Cooper Industries plc	16,970	1,219,804
Crane Co.	8,295	323,505
Cummins, Inc.	11,784	1,130,086
Curtiss-Wright Corp.	6,200	185,814
Danaher Corp.	40,800	2,154,648
Deere & Co.	37,986	2,918,085

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Donaldson Co., Inc.	7,000	238,910
Dover Corp.	19,875	1,082,591
Eaton Corp.	39,020	1,710,637
EMCOR Group, Inc.	18,440	485,525
Emerson Electric Co.	88,950	4,249,141
EnerSys *	7,500	256,125
Engility Holdings, Inc. *	4,473	65,299
Esterline Technologies Corp. *	4,100	240,752
Exelis, Inc.	90,255	848,397
Fastenal Co.	8,640	372,557
Flowserve Corp.	4,425	530,912
Fluor Corp.	25,540	1,266,273
Fortune Brands Home & Security, Inc. *	16,000	353,920
Foster Wheeler AG *	21,570	389,123
Gardner Denver, Inc.	3,500	199,430
GATX Corp.	7,835	329,618
General Cable Corp. *	17,000	444,210
General Dynamics Corp.	57,925	3,674,762
General Electric Co.	2,105,925	43,697,944
GrafTech International Ltd. *	18,800	196,460
Granite Construction, Inc.	8,200	212,380
Harsco Corp.	22,435	476,744
Honeywell International, Inc.	82,840	4,808,862
Hubbell, Inc., Class B	5,130	422,096
Huntington Ingalls Industries, Inc. *	20,215	788,183
IDEX Corp.	6,900	263,235
Illinois Tool Works, Inc.	55,870	3,035,976
Ingersoll-Rand plc	45,042	1,910,231
ITT Corp.	56,327	1,055,568
Jacobs Engineering Group, Inc. *	23,540	907,938
Joy Global, Inc.	5,700	296,058
KBR, Inc.	23,900	627,136
Kennametal, Inc.	6,840	252,396
L-3 Communications Holdings, Inc.	26,835	1,902,333
Lennox International, Inc.	7,835	342,154
Lincoln Electric Holdings, Inc.	6,700	267,196
Lockheed Martin Corp.	57,235	5,109,368
Masco Corp.	107,250	1,290,218
Meritor, Inc. *	42,935	200,936
Moog, Inc., Class A *	5,900	214,701
Mueller Industries, Inc.	4,800	204,624
Navistar International Corp. *	28,300	696,180
Northrop Grumman Corp.	71,495	4,732,969
Oshkosh Corp. *	25,220	567,954
Owens Corning *	28,750	772,225
PACCAR, Inc.	48,842	1,954,168
Pall Corp.	6,140	327,937
Parker Hannifin Corp.	15,917	1,278,453
Pentair, Inc.	12,550	550,067
Precision Castparts Corp.	7,416	1,153,633
Quanta Services, Inc. *	31,700	728,783
Raytheon Co.	66,510	3,689,975
Regal-Beloit Corp.	4,100	263,917
Rockwell Automation, Inc.	10,850	730,856
Rockwell Collins, Inc.	14,730	744,896
Roper Industries, Inc.	5,000	497,250
Snap-on, Inc.	6,730	456,159
Spirit AeroSystems Holdings, Inc., Class A *	16,500	387,750
SPX Corp.	7,835	475,741
Stanley Black & Decker, Inc.	15,303	1,023,618
Teledyne Technologies, Inc. *	3,900	242,970
Terex Corp. *	35,025	682,988
Textron, Inc.	51,220	1,334,281
The Babcock & Wilcox Co. *	13,400	336,340
The Boeing Co.	90,140	6,662,247
The Manitowoc Co., Inc.	20,300	243,600
The Shaw Group, Inc. *	21,440	835,088
The Timken Co.	12,565	454,853
TransDigm Group, Inc. *	3,400	419,424
Trinity Industries, Inc.	12,325	345,100
Triumph Group, Inc.	3,700	231,361
Tutor Perini Corp. *	20,200	229,472
Tyco International Ltd.	68,865	3,783,443
United Rentals, Inc. *	12,000	346,920
United Technologies Corp.	100,715	7,497,225
URS Corp.	23,993	841,435
USG Corp. (c)*	21,625	351,190
W.W. Grainger, Inc.	4,735	969,870
WESCO International, Inc. *	6,100	339,831
Xylem, Inc.	24,955	598,421

		155,588,894

Commercial & Professional Supplies 0.8%
ABM Industries, Inc.	11,300	210,180
Avery Dennison Corp.	27,550	848,265
Cintas Corp.	16,750	663,803
Copart, Inc. *	9,000	213,840
Corrections Corp. of America	14,290	444,133
Covanta Holding Corp.	15,315	263,112
Deluxe Corp.	10,645	301,466
Equifax, Inc.	11,430	535,381
FTI Consulting, Inc. *	6,400	163,392
HNI Corp.	9,320	247,632
Iron Mountain, Inc.	16,055	517,132
Kelly Services, Inc., Class A	17,840	211,582
Manpower, Inc.	30,190	1,074,160
Nielsen Holdings N.V. *	15,900	453,150
Pitney Bowes, Inc. (c)	63,905	853,771
Quad Graphics, Inc. (c)	17,200	264,708
R.R. Donnelley & Sons Co. (c)	102,640	1,243,997
Republic Services, Inc.	50,824	1,470,338
Robert Half International, Inc.	15,910	429,729
Steelcase, Inc., Class A	29,300	251,101
Stericycle, Inc. *	3,100	287,835
The Brink’s Co.	10,920	253,344
The Dun & Bradstreet Corp.	4,000	320,760
United Stationers, Inc.	17,650	444,957
Waste Connections, Inc.	6,900	212,313
Waste Management, Inc.	83,155	2,860,532

		15,040,613

Consumer Durables & Apparel 1.0%
Brunswick Corp.	12,270	269,817
Carter’s, Inc. *	4,500	228,015
Coach, Inc.	7,475	368,742
D.R. Horton, Inc.	66,090	1,165,167
Fossil, Inc. *	2,200	157,718
Garmin Ltd. (c)	14,970	577,992

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hanesbrands, Inc. *	16,400	492,328
Harman International Industries, Inc.	6,420	259,047
Hasbro, Inc.	19,965	715,146
Jarden Corp.	14,277	645,320
KB Home (c)	30,260	279,602
Leggett & Platt, Inc.	30,820	714,408
Lennar Corp., Class A (c)	25,300	739,013
Mattel, Inc.	35,035	1,232,181
Mohawk Industries, Inc. *	16,435	1,091,777
Newell Rubbermaid, Inc.	53,850	950,452
NIKE, Inc., Class B	18,028	1,682,914
NVR, Inc. *	903	698,904
Polaris Industries, Inc.	3,800	285,608
PulteGroup, Inc. *	57,452	649,208
PVH Corp.	4,300	341,549
Ralph Lauren Corp.	2,720	392,605
The Jones Group, Inc.	36,775	388,712
The Warnaco Group, Inc. *	4,700	200,502
Toll Brothers, Inc. *	17,995	524,914
Tupperware Brands Corp.	5,000	262,100
VF Corp.	9,145	1,365,348
Whirlpool Corp.	24,355	1,645,424

		18,324,513

Consumer Services 1.2%
Apollo Group, Inc., Class A *	17,250	469,200
Boyd Gaming Corp. *	30,225	172,282
Brinker International, Inc.	13,955	452,282
Career Education Corp. *	33,035	155,595
Carnival Corp.	49,645	1,652,186
Chipotle Mexican Grill, Inc. *	600	175,398
Darden Restaurants, Inc.	19,045	974,723
Domino’s Pizza, Inc.	10,700	365,298
H&R Block, Inc.	48,765	786,579
Hyatt Hotels Corp., Class A *	5,300	188,415
International Game Technology	48,955	554,171
Jack in the Box, Inc. *	11,540	311,465
Las Vegas Sands Corp.	8,870	323,045
Marriott International, Inc., Class A	31,389	1,143,187
McDonald’s Corp.	75,280	6,727,021
MGM Resorts International *	73,415	698,911
Penn National Gaming, Inc. *	11,740	456,921
Regis Corp.	14,775	249,993
Royal Caribbean Cruises Ltd.	35,805	894,409
Service Corp. International	32,600	418,910
Starbucks Corp.	24,490	1,108,907
Starwood Hotels & Resorts Worldwide, Inc.	17,270	935,170
The Wendy’s Co.	71,600	328,644
Wyndham Worldwide Corp.	16,340	850,497
Wynn Resorts Ltd.	6,300	590,625
Yum! Brands, Inc.	26,330	1,707,237

		22,691,071

Diversified Financials 8.5%
Affiliated Managers Group, Inc. *	3,300	368,247
American Express Co.	124,625	7,192,109
Ameriprise Financial, Inc.	30,000	1,551,600
Bank of America Corp.	5,495,660	40,338,144
BlackRock, Inc.	9,800	1,668,548
Capital One Financial Corp.	97,910	5,530,936
Citigroup, Inc.	993,333	26,949,124
CME Group, Inc.	40,100	2,089,611
Discover Financial Services	55,722	2,003,763
E*TRADE Financial Corp. *	76,197	581,383
Eaton Vance Corp.	9,400	249,382
Federated Investors, Inc., Class B (c)	22,630	455,089
Franklin Resources, Inc.	12,340	1,418,483
Interactive Brokers Group, Inc., Class A	21,900	303,315
IntercontinentalExchange, Inc. *	3,000	393,660
Invesco Ltd.	29,800	659,474
Jefferies Group, Inc.	15,500	194,370
JPMorgan Chase & Co.	857,942	30,885,912
Knight Capital Group, Inc., Class A *	20,200	208,666
Legg Mason, Inc.	36,120	885,662
Leucadia National Corp.	14,900	323,032
Moody’s Corp.	13,570	549,992
Morgan Stanley	361,035	4,931,738
MSCI, Inc., Class A *	10,100	334,815
Northern Trust Corp.	34,660	1,573,564
NYSE Euronext	44,620	1,136,918
PHH Corp. *	54,990	891,388
Raymond James Financial, Inc.	13,435	451,685
SEI Investments Co.	11,400	241,452
SLM Corp.	82,135	1,313,339
State Street Corp.	69,536	2,807,864
T. Rowe Price Group, Inc.	15,645	950,434
TD Ameritrade Holding Corp.	42,670	679,306
The Bank of New York Mellon Corp.	232,852	4,955,091
The Charles Schwab Corp. (b)	149,515	1,888,374
The Goldman Sachs Group, Inc.	113,111	11,412,900
The NASDAQ OMX Group, Inc.	33,130	752,051
Waddell & Reed Financial, Inc., Class A	7,200	209,448

		159,330,869

Energy 11.3%
Alpha Natural Resources, Inc. *	27,572	193,280
Anadarko Petroleum Corp.	45,415	3,153,618
Apache Corp.	36,420	3,136,490
Arch Coal, Inc. (c)	36,100	260,281
Atwood Oceanics, Inc. *	4,800	213,744
Baker Hughes, Inc.	49,649	2,299,742
Bill Barrett Corp. *	7,700	162,162
Bristow Group, Inc.	5,600	256,312
Cabot Oil & Gas Corp.	8,200	345,958
Cameron International Corp. *	19,480	979,260
Chesapeake Energy Corp.	109,820	2,066,812
Chevron Corp.	323,905	35,493,510
Cimarex Energy Co.	5,645	320,015
Concho Resources, Inc. *	3,000	255,750
ConocoPhillips	331,910	18,069,180
CONSOL Energy, Inc.	21,335	618,288
CVR Energy, Inc. *	10,200	291,312
Denbury Resources, Inc. *	38,400	580,608

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Devon Energy Corp.	52,140	3,082,517
Diamond Offshore Drilling, Inc.	16,020	1,048,028
Dresser-Rand Group, Inc. *	6,000	279,060
Energen Corp.	8,310	425,555
EOG Resources, Inc.	15,950	1,563,260
EQT Corp.	13,080	737,712
EXCO Resources, Inc. (c)	31,200	219,648
Exterran Holdings, Inc. *	34,100	503,657
Exxon Mobil Corp.	670,284	58,214,165
FMC Technologies, Inc. *	10,580	477,370
Forest Oil Corp. *	29,150	199,678
Halliburton Co.	84,765	2,808,264
Helix Energy Solutions Group, Inc. *	21,100	377,268
Helmerich & Payne, Inc.	7,895	367,118
Hess Corp.	67,750	3,195,090
HollyFrontier Corp.	13,002	486,145
Key Energy Services, Inc. *	16,200	129,762
Kinder Morgan, Inc.	8,000	286,480
Marathon Oil Corp.	232,090	6,143,422
Marathon Petroleum Corp.	114,395	5,410,883
McDermott International, Inc. *	42,810	500,877
Murphy Oil Corp.	37,375	2,005,542
Nabors Industries Ltd. *	64,800	896,832
National Oilwell Varco, Inc.	31,423	2,271,883
Newfield Exploration Co. *	24,100	735,773
Noble Corp. *	31,520	1,166,240
Noble Energy, Inc.	12,835	1,122,164
Occidental Petroleum Corp.	70,970	6,176,519
Oceaneering International, Inc.	6,600	341,154
Oil States International, Inc. *	5,100	370,770
Overseas Shipholding Group, Inc. (c)	38,220	218,618
Patterson-UTI Energy, Inc.	25,800	399,384
Peabody Energy Corp.	31,545	658,660
Phillips 66	167,455	6,296,308
Pioneer Natural Resources Co.	6,400	567,232
Plains Exploration & Production Co. *	14,900	595,404
QEP Resources, Inc.	16,550	496,997
Range Resources Corp.	5,500	344,300
Rowan Cos. plc, Class A *	17,000	597,210
SandRidge Energy, Inc. *	38,800	264,616
Schlumberger Ltd.	89,500	6,377,770
SEACOR Holdings, Inc. *	4,100	348,295
SemGroup Corp., Class A *	8,900	300,019
Ship Finance International Ltd. (c)	17,118	247,869
SM Energy Co.	3,200	150,688
Southwestern Energy Co. *	24,240	805,980
Spectra Energy Corp.	77,060	2,364,971
Sunoco, Inc.	66,480	3,203,671
Superior Energy Services, Inc. *	12,900	279,543
Targa Resources Corp.	6,300	277,515
Teekay Corp.	14,240	437,595
Tesoro Corp. *	58,560	1,619,184
The Williams Cos., Inc.	75,375	2,396,171
Tidewater, Inc.	6,720	326,390
Ultra Petroleum Corp. (c)*	11,700	277,992
Unit Corp. *	8,210	326,430
USEC, Inc. (c)*	196,400	188,544
Valero Energy Corp.	286,425	7,876,687
Weatherford International Ltd. *	133,890	1,613,375
Western Refining, Inc.	18,750	441,188
Whiting Petroleum Corp. *	7,800	315,120
World Fuel Services Corp.	20,300	821,947
WPX Energy, Inc. *	70,158	1,119,020

		212,793,851

Food & Staples Retailing 3.8%
Casey’s General Stores, Inc.	6,112	363,236
Costco Wholesale Corp.	59,515	5,724,153
CVS Caremark Corp.	191,935	8,685,059
Harris Teeter Supermarkets, Inc.	5,835	241,219
Nash Finch Co.	9,530	182,595
Rite Aid Corp. *	811,000	940,760
Safeway, Inc. (c)	151,240	2,351,782
SUPERVALU, Inc. (c)	405,420	1,001,387
Sysco Corp.	115,340	3,389,842
The Kroger Co.	220,320	4,884,494
The Pantry, Inc. *	25,520	363,150
United Natural Foods, Inc. *	6,400	347,520
Wal-Mart Stores, Inc.	476,425	35,460,313
Walgreen Co.	165,770	6,027,397
Whole Foods Market, Inc.	10,300	945,334

		70,908,241

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	401,180	14,430,445
Archer-Daniels-Midland Co.	160,005	4,174,530
Brown-Forman Corp., Class B	5,700	533,292
Bunge Ltd.	47,875	3,148,739
Campbell Soup Co.	32,930	1,090,312
Central European Distribution Corp. (c)*	57,600	187,776
Chiquita Brands International, Inc. *	25,700	133,126
Coca-Cola Enterprises, Inc.	98,995	2,902,533
ConAgra Foods, Inc.	71,505	1,765,458
Constellation Brands, Inc., Class A *	28,505	804,126
Cosan Ltd., Class A	23,200	294,640
Dean Foods Co. *	139,890	1,730,439
Dole Food Co., Inc. (c)*	25,300	297,781
Dr Pepper Snapple Group, Inc.	22,900	1,043,782
Flowers Foods, Inc.	18,050	385,729
Fresh Del Monte Produce, Inc.	10,440	255,780
General Mills, Inc.	76,410	2,957,067
H.J. Heinz Co.	39,075	2,157,331
Hillshire Brands Co.	22,000	563,420
Hormel Foods Corp.	22,920	639,697
Ingredion, Inc.	8,100	420,552
Kellogg Co.	32,180	1,534,986
Kraft Foods, Inc., Class A	237,892	9,446,691
Lorillard, Inc.	15,018	1,931,916
McCormick & Co., Inc. - Non Voting Shares	9,840	599,059
Mead Johnson Nutrition Co.	8,400	612,864
Molson Coors Brewing Co., Class B	24,880	1,052,922
PepsiCo, Inc.	166,008	12,073,762
Philip Morris International, Inc.	102,420	9,365,285

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ralcorp Holdings, Inc. *	7,400	441,558
Reynolds American, Inc.	58,150	2,690,600
Smithfield Foods, Inc. *	53,106	982,461
The Coca-Cola Co.	174,765	14,121,012
The Hershey Co.	13,250	950,555
The JM Smucker Co.	14,525	1,115,520
Tyson Foods, Inc., Class A	83,480	1,253,035
Universal Corp.	6,720	306,029

		98,394,810

Health Care Equipment & Services 4.0%
Aetna, Inc.	62,560	2,255,914
Alere, Inc. *	14,000	264,180
AMERIGROUP Corp. *	6,900	620,172
AmerisourceBergen Corp.	99,740	3,959,678
Baxter International, Inc.	47,860	2,800,289
Becton, Dickinson & Co.	22,355	1,692,497
Boston Scientific Corp. *	379,165	1,960,283
Brookdale Senior Living, Inc. *	14,400	237,024
C.R. Bard, Inc.	6,400	622,464
Cardinal Health, Inc.	130,220	5,611,180
CareFusion Corp. *	36,910	900,973
Centene Corp. *	6,300	239,652
Cerner Corp. *	5,510	407,299
Cigna Corp.	42,309	1,704,207
Community Health Systems, Inc. *	49,650	1,221,886
Coventry Health Care, Inc.	41,850	1,394,860
Covidien plc	42,270	2,362,048
DaVita, Inc. *	11,080	1,090,494
DENTSPLY International, Inc.	9,435	342,868
Edwards Lifesciences Corp. *	3,800	384,560
Express Scripts Holding Co. *	47,140	2,731,292
HCA Holdings, Inc.	60,800	1,609,984
Health Management Associates, Inc., Class A *	58,095	382,265
Health Net, Inc. *	31,670	697,373
Henry Schein, Inc. *	11,230	840,116
Hill-Rom Holdings, Inc.	8,200	214,430
Hologic, Inc. *	21,400	396,328
Humana, Inc.	34,240	2,109,184
Intuitive Surgical, Inc. *	700	337,050
Kindred Healthcare, Inc. *	39,700	375,959
Laboratory Corp. of America Holdings *	10,330	868,650
LifePoint Hospitals, Inc. *	12,530	477,644
Lincare Holdings, Inc.	9,902	409,943
Magellan Health Services, Inc. *	6,400	308,480
McKesson Corp.	72,400	6,568,852
MEDNAX, Inc. *	3,800	251,294
Medtronic, Inc.	119,565	4,713,252
Omnicare, Inc.	23,110	725,885
Owens & Minor, Inc.	15,502	437,311
Patterson Cos., Inc.	11,175	381,067
Quest Diagnostics, Inc.	20,055	1,171,814
St. Jude Medical, Inc.	27,660	1,033,378
STERIS Corp.	7,400	222,962
Stryker Corp.	22,345	1,162,610
Teleflex, Inc.	6,220	396,463
Tenet Healthcare Corp. *	173,975	803,764
UnitedHealth Group, Inc.	141,675	7,238,176
Universal American Corp. *	24,200	216,832
Universal Health Services, Inc., Class B	10,950	427,926
Varian Medical Systems, Inc. *	5,920	323,114
VCA Antech, Inc. *	11,200	203,840
WellCare Health Plans, Inc. *	6,500	421,330
WellPoint, Inc.	124,270	6,622,348
Zimmer Holdings, Inc.	13,240	780,233

		75,933,677

Household & Personal Products 1.7%
Avon Products, Inc.	83,325	1,290,704
Church & Dwight Co., Inc.	7,900	455,119
Colgate-Palmolive Co.	34,730	3,728,613
Energizer Holdings, Inc. *	9,420	732,594
Herbalife Ltd.	4,500	247,005
Kimberly-Clark Corp.	54,120	4,703,569
The Clorox Co.	13,620	990,310
The Estee Lauder Cos., Inc., Class A	10,420	545,800
The Procter & Gamble Co.	304,595	19,658,561

		32,352,275

Insurance 5.7%
ACE Ltd.	52,400	3,851,400
Aflac, Inc.	64,740	2,834,317
Alleghany Corp. *	818	282,873
Allied World Assurance Co. Holdings AG	6,940	523,484
Alterra Capital Holdings Ltd.	18,600	432,822
American Financial Group, Inc.	10,740	405,005
American International Group, Inc. *	89,980	2,813,675
Aon plc	33,636	1,654,891
Arch Capital Group Ltd. *	24,175	937,990
Arthur J. Gallagher & Co.	12,440	441,371
Aspen Insurance Holdings Ltd.	18,025	518,039
Assurant, Inc.	26,955	976,041
Assured Guaranty Ltd.	20,500	245,590
Axis Capital Holdings Ltd.	31,050	1,020,303
Berkshire Hathaway, Inc., Class A *	104	13,254,280
Berkshire Hathaway, Inc., Class B *	156,711	13,295,361
Brown & Brown, Inc.	12,400	312,976
Cincinnati Financial Corp.	35,380	1,338,779
CNO Financial Group, Inc.	131,600	1,090,964
Endurance Specialty Holdings Ltd.	12,330	427,481
Erie Indemnity Co., Class A	4,325	308,329
Everest Re Group Ltd.	11,725	1,192,433
Fidelity National Financial, Inc., Class A	61,225	1,140,010
First American Financial Corp.	26,400	483,648
Genworth Financial, Inc., Class A *	232,100	1,169,784
Hartford Financial Services Group, Inc.	217,010	3,569,814
HCC Insurance Holdings, Inc.	20,435	626,128
Kemper Corp.	15,450	505,524

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lincoln National Corp.	83,380	1,671,769
Loews Corp.	83,282	3,297,134
Markel Corp. *	1,513	653,707
Marsh & McLennan Cos., Inc.	62,550	2,077,285
MBIA, Inc. (c)*	23,310	222,611
Mercury General Corp.	6,030	218,407
MetLife, Inc.	150,805	4,640,270
Montpelier Re Holdings Ltd.	14,580	295,391
Old Republic International Corp.	71,860	579,192
PartnerRe Ltd.	18,230	1,320,581
Platinum Underwriters Holdings Ltd.	8,400	319,368
Primerica, Inc.	11,700	320,229
Principal Financial Group, Inc.	64,985	1,662,966
ProAssurance Corp.	3,400	304,538
Protective Life Corp.	24,665	688,400
Prudential Financial, Inc.	91,540	4,419,551
Reinsurance Group of America, Inc.	14,300	796,081
RenaissanceRe Holdings Ltd.	9,025	667,760
Selective Insurance Group, Inc.	13,300	229,558
StanCorp Financial Group, Inc.	10,425	310,248
Symetra Financial Corp.	32,000	372,160
The Allstate Corp.	155,455	5,332,106
The Chubb Corp.	51,375	3,734,449
The Hanover Insurance Group, Inc.	9,930	348,245
The Progressive Corp.	115,745	2,284,806
The Travelers Cos., Inc.	118,895	7,448,772
Torchmark Corp.	18,410	915,898
Unum Group	69,425	1,311,438
Validus Holdings Ltd.	16,100	523,733
W. R. Berkley Corp.	22,960	841,025
White Mountains Insurance Group Ltd.	1,429	729,633
Willis Group Holdings plc	22,945	848,506
XL Group plc	82,785	1,709,510

		106,748,639

Materials 3.6%
Air Products & Chemicals, Inc.	22,075	1,775,492
Airgas, Inc.	4,900	388,668
AK Steel Holding Corp. (c)	57,445	305,607
Albemarle Corp.	5,600	326,032
Alcoa, Inc.	372,205	3,152,576
Allegheny Technologies, Inc.	14,411	432,762
AptarGroup, Inc.	5,900	295,059
Ashland, Inc.	16,935	1,192,055
Ball Corp.	19,880	826,213
Bemis Co., Inc.	21,055	647,441
Cabot Corp.	8,530	332,670
Celanese Corp., Series A	12,600	480,438
CF Industries Holdings, Inc.	3,471	679,483
Chemtura Corp. *	22,300	301,496
Cliffs Natural Resources, Inc.	10,300	421,167
Coeur d’Alene Mines Corp. *	7,900	128,849
Commercial Metals Co.	52,545	677,305
Crown Holdings, Inc. *	23,620	847,958
Cytec Industries, Inc.	6,120	376,747
Domtar Corp.	8,291	612,373
E.I. du Pont de Nemours & Co.	109,045	5,419,536
Eastman Chemical Co.	17,320	905,490
Ecolab, Inc.	14,991	981,161
FMC Corp.	8,080	441,976
Freeport-McMoran Copper & Gold, Inc.	107,170	3,608,414
Greif, Inc., Class A	4,012	173,559
Greif, Inc., Class B	1,500	75,000
Huntsman Corp.	49,015	620,040
International Flavors & Fragrances, Inc.	7,235	403,279
International Paper Co.	86,395	2,834,620
LyondellBasell Industries N.V., Class A	69,600	3,099,288
Martin Marietta Materials, Inc.	4,710	353,909
MeadWestvaco Corp.	33,440	949,696
Monsanto Co.	34,995	2,996,272
Newmont Mining Corp.	39,810	1,770,351
Nucor Corp.	66,280	2,598,176
Olin Corp.	12,955	262,209
OM Group, Inc. *	8,300	130,310
Owens-Illinois, Inc. *	46,645	860,600
Packaging Corp. of America	14,145	435,525
PolyOne Corp.	17,100	251,883
PPG Industries, Inc.	21,600	2,364,336
Praxair, Inc.	21,770	2,258,855
Reliance Steel & Aluminum Co.	13,720	706,306
Resolute Forest Products (c)*	35,500	325,890
Rock-Tenn Co., Class A	4,372	254,538
Rockwood Holdings, Inc.	8,700	384,714
RPM International, Inc.	24,265	643,023
Sealed Air Corp.	35,375	573,075
Sensient Technologies Corp.	6,300	223,335
Sigma-Aldrich Corp.	6,730	465,716
Silgan Holdings, Inc.	5,540	228,303
Sonoco Products Co.	20,355	616,960
Southern Copper Corp.	35,222	1,136,966
Steel Dynamics, Inc.	43,950	566,516
The Dow Chemical Co.	215,100	6,190,578
The Mosaic Co.	25,110	1,459,142
The Scotts Miracle-Gro Co., Class A	8,020	319,998
The Sherwin-Williams Co.	9,945	1,336,111
The Valspar Corp.	9,350	469,370
United States Steel Corp. (c)	58,895	1,216,182
Vulcan Materials Co.	21,423	829,927
W.R. Grace & Co. *	5,100	285,804
Walter Energy, Inc.	3,600	123,480
Worthington Industries, Inc.	15,865	344,271

		66,695,081

Media 3.3%
Cablevision Systems Corp., Class A	62,065	952,077
CBS Corp., Class B - Non Voting Shares	87,390	2,924,069
Charter Communications, Inc., Class A *	24,500	1,884,540
Cinemark Holdings, Inc.	15,200	355,376
Comcast Corp., Class A	238,140	7,751,457
Comcast Corp., Special Class A	68,920	2,200,616
Dex One Corp. (c)*	161,300	177,430

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DIRECTV, Class A *	64,240	3,190,158
Discovery Communications, Inc., Class A *	7,667	388,180
Discovery Communications, Inc., Class C *	7,407	345,314
DISH Network Corp., Class A	27,170	835,749
Gannett Co., Inc.	83,830	1,182,841
John Wiley & Sons, Inc., Class A	4,900	233,485
Lamar Advertising Co., Class A *	11,120	337,492
Liberty Global, Inc., Series A *	21,910	1,156,410
Liberty Global, Inc., Series C *	19,370	965,401
Liberty Media Corp. - Liberty Capital, Class A *	2,965	280,489
Live Nation Entertainment, Inc. *	44,114	393,497
News Corp., Class A	177,520	4,086,510
News Corp., Class B	62,690	1,453,781
Omnicom Group, Inc.	33,804	1,696,285
Regal Entertainment Group, Class A (c)	47,485	656,243
Scripps Networks Interactive, Class A	5,300	285,405
The Interpublic Group of Cos., Inc.	73,905	729,442
The McGraw-Hill Cos., Inc.	31,680	1,487,693
The New York Times Co., Class A *	56,100	434,775
The Walt Disney Co.	180,550	8,872,227
The Washington Post Co., Class B	1,063	359,826
Time Warner Cable, Inc.	40,609	3,448,922
Time Warner, Inc.	227,288	8,891,507
Valassis Communications, Inc. (c)*	9,600	216,480
Viacom Inc., Class B	52,300	2,442,933
Virgin Media, Inc.	47,310	1,295,348

		61,911,958

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Abbott Laboratories	159,090	10,549,258
Agilent Technologies, Inc.	20,605	788,965
Allergan, Inc.	10,230	839,576
Amgen, Inc.	80,255	6,629,063
Biogen Idec, Inc. *	11,450	1,669,753
Bristol-Myers Squibb Co.	228,750	8,143,500
Celgene Corp. *	12,600	862,596
Charles River Laboratories International, Inc. *	6,420	218,473
Covance, Inc. *	6,620	310,743
Eli Lilly & Co.	183,055	8,059,912
Endo Health Solutions, Inc. *	10,500	312,165
Forest Laboratories, Inc. *	35,255	1,182,805
Gilead Sciences, Inc. *	42,260	2,295,986
Hospira, Inc. *	22,950	797,512
Johnson & Johnson	317,595	21,983,926
Life Technologies Corp. *	16,419	720,466
Merck & Co., Inc.	373,957	16,517,681
Mettler-Toledo International, Inc. *	1,600	247,680
Mylan, Inc. *	32,975	759,414
PerkinElmer, Inc.	11,800	301,490
Perrigo Co.	2,400	273,648
Pfizer, Inc.	1,281,299	30,802,428
Thermo Fisher Scientific, Inc.	45,545	2,535,490
Warner Chilcott plc, Class A *	46,300	787,100
Waters Corp. *	3,800	294,424
Watson Pharmaceuticals, Inc. *	9,365	728,878

		118,612,932

Real Estate 2.4%
Alexander & Baldwin, Inc. *	6,120	196,085
Alexandria Real Estate Equities, Inc.	5,264	386,799
American Capital Agency Corp.	7,800	274,092
American Tower Corp.	12,165	879,651
Annaly Capital Management, Inc.	138,485	2,413,794
Apartment Investment & Management Co., Class A	28,054	769,521
AvalonBay Communities, Inc.	6,199	911,811
BioMed Realty Trust, Inc.	16,800	315,840
Boston Properties, Inc.	13,090	1,451,681
Brandywine Realty Trust	35,825	425,601
BRE Properties, Inc.	5,920	311,866
Camden Property Trust	6,120	436,417
CBL & Associates Properties, Inc.	23,836	470,284
CBRE Group, Inc., Class A *	30,030	467,867
Chimera Investment Corp.	157,800	340,848
Colonial Properties Trust	14,925	338,051
CommonWealth REIT	34,162	623,115
Corporate Office Properties Trust	11,000	244,860
DCT Industrial Trust, Inc.	39,900	249,774
DDR Corp.	44,552	670,062
DiamondRock Hospitality Co.	24,000	227,040
Digital Realty Trust, Inc.	4,500	351,315
Duke Realty Corp.	51,475	744,329
Entertainment Properties Trust	5,500	248,380
Equity Residential	25,845	1,636,247
Essex Property Trust, Inc.	2,200	346,192
Federal Realty Investment Trust	4,170	453,112
General Growth Properties, Inc.	50,000	906,000
Hatteras Financial Corp.	8,600	251,550
HCP, Inc.	32,465	1,532,673
Health Care REIT, Inc.	12,530	779,742
Highwoods Properties, Inc.	9,235	312,789
Home Properties, Inc.	4,300	282,123
Hospitality Properties Trust	30,655	743,997
Host Hotels & Resorts, Inc.	82,978	1,218,117
iStar Financial, Inc. *	69,970	470,198
Jones Lang LaSalle, Inc.	4,100	273,429
Kilroy Realty Corp.	5,100	241,434
Kimco Realty Corp.	48,960	954,230
Lexington Realty Trust	32,900	294,126
Liberty Property Trust	18,950	687,696
Mack-Cali Realty Corp.	16,650	446,054
MFA Financial, Inc.	53,200	429,856
National Retail Properties, Inc.	8,600	253,700
Piedmont Office Realty Trust, Inc., Class A	38,700	660,222
Plum Creek Timber Co., Inc.	21,395	868,423
Potlatch Corp.	12,600	436,086
ProLogis, Inc.	40,505	1,309,527
Public Storage	7,430	1,106,698
Rayonier, Inc. REIT	13,102	624,834

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Realty Income Corp.	8,240	339,488
Redwood Trust, Inc.	26,425	340,618
Regency Centers Corp.	9,220	441,177
Senior Housing Properties Trust	14,240	323,960
Simon Property Group, Inc.	15,376	2,467,694
SL Green Realty Corp.	7,507	591,176
Taubman Centers, Inc.	3,200	248,064
The Macerich Co.	13,402	782,811
UDR, Inc.	18,087	481,295
Ventas, Inc.	13,478	906,396
Vornado Realty Trust REIT	19,628	1,638,938
Washington Real Estate Investment Trust	7,700	205,590
Weingarten Realty Investors	17,035	457,901
Weyerhaeuser Co.	225,957	5,276,096

		45,769,342

Retailing 3.8%
Abercrombie & Fitch Co., Class A	11,810	399,178
Advance Auto Parts, Inc.	5,745	403,012
Aeropostale, Inc. *	14,500	285,940
Amazon.com, Inc. *	9,850	2,298,005
American Eagle Outfitters, Inc.	39,035	812,709
ANN, Inc. *	9,830	266,196
Asbury Automotive Group, Inc. *	9,645	252,313
Ascena Retail Group, Inc. *	12,800	234,752
AutoNation, Inc. (c)*	29,815	1,175,605
AutoZone, Inc. *	1,923	721,567
Barnes & Noble, Inc. (c)*	26,240	348,205
Bed Bath & Beyond, Inc. *	20,565	1,253,437
Best Buy Co., Inc.	146,700	2,653,803
Big Lots, Inc. *	11,065	448,243
Cabela’s, Inc. *	6,400	294,016
CarMax, Inc. *	27,180	756,419
Collective Brands, Inc. *	19,240	414,045
Core-Mark Holding Co., Inc.	7,000	338,030
Dick’s Sporting Goods, Inc.	8,300	407,696
Dillard’s, Inc., Class A	6,475	422,364
Dollar General Corp. *	12,200	622,322
Dollar Tree, Inc. *	16,034	807,152
Expedia, Inc.	16,565	944,039
Family Dollar Stores, Inc.	13,675	903,644
Foot Locker, Inc.	23,695	782,409
GameStop Corp., Class A (c)	45,790	733,556
Genuine Parts Co.	21,300	1,363,839
Group 1 Automotive, Inc.	6,835	367,381
Guess?, Inc.	8,000	240,800
HSN, Inc.	7,500	317,700
J.C. Penney Co., Inc. (c)	50,000	1,125,500
Kohl’s Corp.	37,895	1,884,139
Liberty Interactive Corp., Class A *	84,320	1,579,314
Limited Brands, Inc.	37,120	1,765,056
LKQ Corp. *	9,200	325,036
Lowe’s Cos., Inc.	205,055	5,202,245
Macy’s, Inc.	71,720	2,570,445
Nordstrom, Inc.	21,755	1,177,816
O’Reilly Automotive, Inc. *	8,830	757,084
Office Depot, Inc. *	333,350	593,363
OfficeMax, Inc. *	89,755	403,000
Penske Automotive Group, Inc.	13,595	324,921
PetSmart, Inc.	10,140	670,355
Priceline.com, Inc. *	647	428,146
RadioShack Corp. (c)	57,680	167,849
Rent-A-Center, Inc.	12,570	446,989
Ross Stores, Inc.	13,690	909,564
Saks, Inc. (c)*	60,235	628,251
Sears Holdings Corp. (c)*	33,221	1,644,107
Signet Jewelers Ltd.	10,800	474,336
Sonic Automotive, Inc., Class A	18,660	319,459
Staples, Inc.	167,650	2,135,861
Target Corp.	119,195	7,229,177
The Gap, Inc.	65,075	1,919,062
The Home Depot, Inc.	201,496	10,514,061
The Men’s Wearhouse, Inc.	6,200	168,950
The TJX Cos., Inc.	55,060	2,438,057
Tiffany & Co.	8,735	479,814
Tractor Supply Co.	3,000	272,610
Urban Outfitters, Inc. *	9,300	284,115
Williams-Sonoma, Inc.	10,745	373,389

		70,480,448

Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc. *	95,330	387,040
Altera Corp.	10,550	373,997
Amkor Technology, Inc. (c)*	50,180	267,459
Analog Devices, Inc.	23,365	913,104
Applied Materials, Inc.	157,025	1,710,002
Atmel Corp. *	24,100	141,226
Avago Technologies Ltd.	8,800	325,600
Broadcom Corp., Class A *	21,245	719,781
Cree, Inc. (c)*	8,700	208,365
First Solar, Inc. (c)*	12,500	194,250
Intel Corp.	530,210	13,626,397
Intersil Corp., Class A	20,000	184,200
KLA-Tencor Corp.	12,580	640,448
Lam Research Corp. *	6,600	227,106
Linear Technology Corp.	17,655	569,374
LSI Corp. *	39,640	273,516
Marvell Technology Group Ltd.	57,030	642,158
Maxim Integrated Products, Inc.	27,300	743,379
MEMC Electronic Materials, Inc. *	124,200	238,464
Microchip Technology, Inc.	21,380	713,664
Micron Technology, Inc. *	208,275	1,293,388
NVIDIA Corp. *	49,437	669,377
NXP Semiconductor N.V. *	12,600	284,634
ON Semiconductor Corp. *	40,700	282,458
Teradyne, Inc. *	14,300	210,353
Texas Instruments, Inc.	99,070	2,698,667
Xilinx, Inc.	18,320	593,568

		29,131,975

Software & Services 4.7%
Accenture plc, Class A	41,895	2,526,268
Activision Blizzard, Inc.	52,500	631,575
Adobe Systems, Inc. *	34,040	1,051,155
Akamai Technologies, Inc. *	9,100	320,138
Alliance Data Systems Corp. *	2,780	361,400
Amdocs Ltd. *	24,400	725,900

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ANSYS, Inc. *	3,600	215,856
AOL, Inc. (c)*	58,680	1,869,545
Autodesk, Inc. *	10,500	356,160
Automatic Data Processing, Inc.	42,180	2,385,279
BMC Software, Inc. *	12,740	504,504
Broadridge Financial Solutions, Inc.	12,787	270,701
CA, Inc.	32,405	779,988
CACI International, Inc., Class A *	5,300	299,185
Check Point Software Technologies Ltd. *	7,300	354,561
Citrix Systems, Inc. *	5,670	412,096
Cognizant Technology Solutions Corp., Class A *	11,100	630,147
Computer Sciences Corp.	60,545	1,490,618
Compuware Corp. *	24,200	222,882
Convergys Corp.	27,765	409,256
CoreLogic, Inc. *	72,700	1,672,100
DST Systems, Inc.	5,300	285,670
eBay, Inc. *	78,975	3,498,592
Electronic Arts, Inc. *	26,150	288,173
Equinix, Inc. *	2,100	374,178
Fidelity National Information Services, Inc.	39,023	1,226,883
Fiserv, Inc. *	14,950	1,048,444
Global Payments, Inc.	4,700	201,254
Google, Inc., Class A *	10,272	6,501,868
IAC/InterActiveCorp	8,562	450,447
International Business Machines Corp.	82,295	16,128,174
Intuit, Inc.	13,955	809,669
Lender Processing Services, Inc.	14,400	355,248
MasterCard, Inc., Class A	2,768	1,208,426
Microsoft Corp.	609,115	17,950,619
Monster Worldwide, Inc. *	32,700	237,075
Nuance Communications, Inc. *	8,500	172,975
Oracle Corp.	266,260	8,041,052
Paychex, Inc.	37,960	1,240,912
SAIC, Inc.	95,400	1,103,778
Symantec Corp. *	77,445	1,219,759
Synopsys, Inc. *	11,300	342,277
Teradata Corp. *	5,200	351,624
Total System Services, Inc.	28,570	675,681
Unisys Corp. *	23,900	464,377
Visa, Inc., Class A	21,000	2,710,470
Western Union Co.	43,610	760,122
Yahoo!, Inc. *	143,205	2,268,367

		87,405,428

Technology Hardware & Equipment 3.7%
Amphenol Corp., Class A	9,900	582,912
Anixter International, Inc.	6,220	353,980
Apple, Inc. *	18,930	11,561,687
Arrow Electronics, Inc. *	37,995	1,282,331
Avnet, Inc. *	43,780	1,379,070
Benchmark Electronics, Inc. *	17,640	278,006
Brightpoint, Inc. *	29,100	261,027
Brocade Communications Systems, Inc. *	62,600	311,122
Cisco Systems, Inc.	502,165	8,009,532
Corning, Inc.	198,960	2,270,134
Dell, Inc. *	331,310	3,935,963
Diebold, Inc.	9,230	298,591
EMC Corp. *	129,410	3,391,836
Flextronics International Ltd. *	320,900	2,056,969
FLIR Systems, Inc.	11,200	229,040
Harris Corp.	17,225	717,421
Hewlett-Packard Co.	518,775	9,462,456
Ingram Micro, Inc., Class A *	100,255	1,502,823
Insight Enterprises, Inc. *	16,300	273,188
Itron, Inc. *	6,500	253,305
Jabil Circuit, Inc.	36,795	798,452
Juniper Networks, Inc. *	19,170	336,050
Lexmark International, Inc., Class A	18,445	322,603
Molex, Inc.	8,530	214,274
Molex, Inc., Class A	9,530	197,080
Motorola Solutions, Inc.	64,245	3,105,603
NCR Corp. *	21,045	490,769
NetApp, Inc. *	18,630	608,642
QUALCOMM, Inc.	74,185	4,427,361
SanDisk Corp. *	19,465	800,595
Sanmina-SCI Corp. *	48,682	415,744
Seagate Technology plc	48,935	1,469,029
TE Connectivity Ltd.	53,215	1,756,627
Tech Data Corp. *	31,640	1,585,164
Tellabs, Inc.	66,160	217,666
Trimble Navigation Ltd. *	5,100	225,726
Vishay Intertechnology, Inc. *	31,840	314,261
Western Digital Corp. *	33,000	1,312,410
Xerox Corp.	296,426	2,054,232

		69,063,681

Telecommunication Services 5.1%
AT&T, Inc.	1,265,785	47,998,567
CenturyLink, Inc.	48,555	2,016,975
Cincinnati Bell, Inc. *	65,400	251,790
Crown Castle International Corp. *	11,780	728,946
Frontier Communications Corp. (c)	325,298	1,275,168
Level 3 Communications, Inc. *	24,300	468,261
MetroPCS Communications, Inc. *	47,100	412,596
NII Holdings, Inc. *	52,370	353,498
Sprint Nextel Corp. *	2,094,600	9,132,456
Telephone & Data Systems, Inc.	34,127	826,897
tw telecom, Inc. *	12,600	316,638
Verizon Communications, Inc.	700,830	31,635,466
Windstream Corp.	113,700	1,132,452

		96,549,710

Transportation 1.9%
Alaska Air Group, Inc. *	25,850	900,873
Atlas Air Worldwide Holdings, Inc. *	5,400	244,944
Avis Budget Group, Inc. *	71,090	1,021,563
C.H. Robinson Worldwide, Inc.	13,180	696,563
Con-way, Inc.	13,030	464,129
CSX Corp.	117,110	2,686,503
Delta Air Lines, Inc. *	256,000	2,470,400

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dollar Thrifty Automotive Group, Inc. *	4,800	357,120
DryShips, Inc. *	100,200	221,442
Expeditors International of Washington, Inc.	13,025	463,299
FedEx Corp.	46,662	4,213,579
Hertz Global Holdings, Inc. *	124,200	1,398,492
J.B. Hunt Transport Services, Inc.	6,045	332,596
JetBlue Airways Corp. *	90,890	500,804
Kansas City Southern	7,090	516,152
Kirby Corp. *	4,000	211,080
Matson, Inc.	6,120	150,307
Norfolk Southern Corp.	41,550	3,076,777
Republic Airways Holdings, Inc. *	52,200	237,510
Ryder System, Inc.	14,220	560,837
Seaspan Corp. (c)	13,100	202,919
SkyWest, Inc.	32,000	224,000
Southwest Airlines Co.	95,575	878,334
Union Pacific Corp.	38,756	4,751,873
United Continental Holdings, Inc. *	99,143	1,872,811
United Parcel Service, Inc., Class B	74,160	5,607,238
UTI Worldwide, Inc.	18,000	238,500
Werner Enterprises, Inc.	10,740	247,879
YRC Worldwide, Inc. (c)*	34,451	195,682

		34,944,206

Utilities 5.5%
AGL Resources, Inc.	11,214	454,167
ALLETE, Inc.	5,400	223,884
Alliant Energy Corp.	19,275	900,335
Ameren Corp.	70,590	2,414,884
American Electric Power Co., Inc.	104,145	4,399,085
American Water Works Co., Inc.	22,300	808,375
Aqua America, Inc.	13,500	346,140
Atmos Energy Corp.	27,160	973,686
Avista Corp.	11,500	318,320
Black Hills Corp.	8,125	258,781
Calpine Corp. *	69,850	1,193,737
CenterPoint Energy, Inc.	82,770	1,743,136
Cleco Corp.	7,300	319,448
CMS Energy Corp.	46,110	1,137,073
Consolidated Edison, Inc.	54,425	3,510,413
Dominion Resources, Inc.	90,310	4,904,736
DTE Energy Co.	38,365	2,354,460
Duke Energy Corp.	88,648	6,008,561
Edison International	70,890	3,273,700
Entergy Corp.	45,917	3,336,788
Exelon Corp.	150,937	5,904,655
FirstEnergy Corp.	79,534	3,994,198
GenOn Energy, Inc. *	486,302	1,157,399
Great Plains Energy, Inc.	36,870	817,777
Hawaiian Electric Industries, Inc.	19,770	563,247
IDACORP, Inc.	7,640	322,408
Integrys Energy Group, Inc.	21,135	1,279,513
ITC Holdings Corp.	3,400	252,246
MDU Resources Group, Inc.	38,780	868,284
National Fuel Gas Co.	11,745	574,800
New Jersey Resources Corp.	6,780	311,202
NextEra Energy, Inc.	70,080	4,968,672
NiSource, Inc.	62,935	1,610,507
Northeast Utilities	31,115	1,240,866
NorthWestern Corp.	7,000	258,510
NRG Energy, Inc.	119,660	2,371,661
NV Energy, Inc.	46,800	855,972
OGE Energy Corp.	14,465	768,236
ONEOK, Inc.	33,420	1,487,524
Pepco Holdings, Inc.	71,365	1,424,445
PG&E Corp.	85,115	3,928,908
Piedmont Natural Gas Co., Inc.	10,550	335,279
Pinnacle West Capital Corp.	23,285	1,246,679
PNM Resources, Inc.	19,895	413,816
Portland General Electric Co.	16,045	436,905
PPL Corp.	85,955	2,484,100
Public Service Enterprise Group, Inc.	109,180	3,629,143
Questar Corp.	34,050	692,918
SCANA Corp.	25,785	1,267,849
Sempra Energy	39,515	2,782,251
Southwest Gas Corp.	7,825	349,465
TECO Energy, Inc.	45,125	820,824
The AES Corp. *	227,540	2,744,132
The Southern Co.	126,070	6,070,271
UGI Corp.	28,120	861,878
UIL Holdings Corp.	6,800	251,872
UNS Energy Corp.	7,400	301,180
Vectren Corp.	16,465	491,480
Westar Energy, Inc.	24,270	741,691
WGL Holdings, Inc.	9,545	386,095
Wisconsin Energy Corp.	28,140	1,146,424
Xcel Energy, Inc.	90,790	2,660,147

		103,955,138

Total Common Stock
(Cost $1,638,375,801)		1,847,837,647

Other Investment Company 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund	21,898,089	21,898,089

Total Other Investment Company
(Cost $21,898,089)		21,898,089

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.07%, 09/20/12 (a)(d)	50,000	49,995
0.08%, 09/20/12 (a)(d)	75,000	74,992

10

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
0.09%, 09/20/12 (a)(d)	1,000,000	999,875

Total Short-Term Investments
(Cost $1,124,862)		1,124,862

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.0% of net assets

State Street Institutional U.S. Government Money Market Fund	19,502,745	19,502,745

Total Collateral Invested for Securities on Loan
(Cost $19,502,745)		19,502,745

End of Collateral Invested for Securities on Loan.

At 07/31/12 tax basis cost of the fund’s investments was $1,688,335,784 and the unrealized appreciation and depreciation were $286,920,965 and ($104,396,151), respectively, with a net unrealized appreciation of $182,524,814.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/21/12	320	21,993,600	636,890

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or

 11

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,847,837,647	$—	$—	$1,847,837,647
Other Investment Company(a)	21,898,089	—	—	21,898,089
Short-Term Investments(a)	—	1,124,862	—	1,124,862

Total	$1,869,735,736	$1,124,862	$—	$1,870,860,598

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,502,745	$—	$—	$19,502,745
Futures Contract*	636,890	—	—	636,890

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

12

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock	$9,216	($260,695)	$261,421	$—	($9,942)	$—	$—	$—

Total	$9,216	($260,695)	$261,421	$—	($9,942)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46846JUL12

 13

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	557,618,670	604,111,105
0.0%		Warrants	—	—
0.9%		Other Investment Company	5,194,502	5,194,502
0.1%		Short-Term Investments	689,920	689,920

99.8%		Total Investments	563,503,092	609,995,527
5.7%		Collateral Invested for Securities on Loan	34,577,517	34,577,517
(5	.5)%	Other Assets and Liabilities, Net		(33,463,528)

100.0%		Net Assets		611,109,516

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	60,800	656,032
Delphi Automotive plc *	21,700	616,063
Dorman Products, Inc. *	10,400	298,688
Drew Industries, Inc. *	10,395	279,210
Federal-Mogul Corp. *	54,700	544,265
Fuel Systems Solutions, Inc. *	13,600	240,992
Modine Manufacturing Co. *	78,855	529,117
Motorcar Parts of America, Inc. (b)*	15,100	67,195
Spartan Motors, Inc.	42,000	214,200
Standard Motor Products, Inc.	15,300	215,118
Stoneridge, Inc. *	32,600	209,292
Superior Industries International, Inc.	28,760	491,508
Thor Industries, Inc.	34,300	985,439
Tower International, Inc. *	10,300	88,477
Winnebago Industries, Inc. *	29,865	302,533

		5,738,129

Banks 9.2%
1st Source Corp.	13,740	305,303
1st United Bancorp, Inc. *	16,000	94,880
Alliance Financial Corp.	4,300	151,059
Ameris Bancorp *	16,534	197,416
Ames National Corp. (b)	4,300	93,052
Arrow Financial Corp.	8,575	208,544
BancFirst Corp.	4,175	169,589
Banco Latinoamericano de Comercio Exterior, S.A., Class E	24,300	493,776
Bank Mutual Corp.	37,060	157,876
Bank of Marin Bancorp	3,200	119,744
Bank of the Ozarks, Inc.	8,300	267,177
BankFinancial Corp.	17,000	133,620
BankUnited, Inc.	26,900	655,284
Banner Corp.	15,737	357,702
BBCN Bancorp, Inc. *	23,479	266,252
Beneficial Mutual Bancorp, Inc. *	13,250	113,420
Berkshire Hills Bancorp, Inc.	12,250	275,135
BOK Financial Corp.	13,600	768,264
Boston Private Financial Holdings, Inc.	46,840	440,764
Bridge Bancorp, Inc.	5,100	102,255
Brookline Bancorp, Inc.	65,910	554,303
Bryn Mawr Bank Corp.	7,400	153,032
Camden National Corp.	4,700	169,529
Capitol Federal Financial, Inc.	81,686	957,360
Cardinal Financial Corp.	13,000	166,400
Cathay General Bancorp	59,000	955,210
Centerstate Banks, Inc.	19,900	154,225
Central Pacific Financial Corp. *	24,600	329,640
Chemical Financial Corp.	27,030	606,283
Citizens & Northern Corp.	7,700	142,373
Citizens Republic Bancorp, Inc. *	66,550	1,197,900
City Holding Co. (b)	13,990	462,369
CNB Financial Corp.	7,600	125,172
CoBiz Financial, Inc.	33,600	225,120
Columbia Banking System, Inc.	20,035	361,632
Community Bank System, Inc.	22,770	626,403
Community Trust Bancorp, Inc.	13,595	461,414
CVB Financial Corp.	71,980	849,364
Dime Community Bancshares	28,150	408,175
Doral Financial Corp. *	221,600	301,376
Eagle Bancorp, Inc. *	7,600	134,900
Enterprise Financial Services Corp.	13,200	165,660
ESB Financial Corp.	7,100	100,039
ESSA Bancorp, Inc.	9,500	100,415
Federal Agricultural Mortgage Corp., Class C	7,500	188,550
Financial Institutions, Inc.	7,405	127,366
First Bancorp	15,000	127,800
First BanCorp *	28,872	109,136
First Busey Corp.	60,815	283,398
First Citizens BancShares, Inc., Class A	3,800	624,302
First Commonwealth Financial Corp.	126,190	884,592
First Community Bancshares, Inc.	17,975	260,458
First Defiance Financial Corp.	7,100	115,375
First Financial Bancorp	38,290	611,108
First Financial Bankshares, Inc. (b)	16,900	582,965
First Financial Corp.	7,300	216,445
First Financial Holdings, Inc.	20,245	238,891
First Interstate BancSystem, Inc.	18,200	262,262
First Merchants Corp.	25,165	358,098
First Midwest Bancorp, Inc.	81,095	916,373
Flagstar Bancorp, Inc. *	497,600	432,912
Flushing Financial Corp.	27,355	385,979
German American Bancorp, Inc.	7,300	148,555

 1

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Glacier Bancorp, Inc.	60,280	914,448
Great Southern Bancorp, Inc.	9,700	297,305
Hancock Holding Co.	26,000	792,480
Hanmi Financial Corp. *	31,321	342,965
Heartland Financial USA, Inc.	7,550	197,282
Heritage Financial Corp.	10,100	139,885
Home Bancshares, Inc.	8,340	251,451
Hudson Valley Holding Corp.	14,730	248,348
IBERIABANK Corp.	15,050	704,791
Independent Bank Corp.	13,795	409,849
International Bancshares Corp.	51,100	936,663
Investors Bancorp, Inc. *	21,465	349,236
Lakeland Bancorp, Inc.	18,141	170,888
Lakeland Financial Corp.	10,000	257,400
MainSource Financial Group, Inc.	17,700	206,736
MB Financial, Inc.	45,645	921,573
Metro Bancorp, Inc. *	15,600	195,000
National Bankshares, Inc. (b)	3,800	115,596
National Penn Bancshares, Inc.	99,923	883,319
NBT Bancorp, Inc.	30,855	648,264
Northfield Bancorp, Inc.	7,200	107,784
Northwest Bancshares, Inc.	70,692	823,562
OceanFirst Financial Corp.	11,600	157,876
Ocwen Financial Corp. *	49,245	973,081
Old National Bancorp	81,525	997,866
OmniAmerican Bancorp, Inc. *	7,000	146,930
Oriental Financial Group, Inc.	43,835	455,007
Oritani Financial Corp.	20,300	286,027
Pacific Continental Corp.	16,000	147,680
PacWest Bancorp	28,980	663,932
Park National Corp. (b)	15,110	1,023,551
Park Sterling Corp. *	20,700	95,013
Penns Woods Bancorp, Inc.	2,500	97,375
Peoples Bancorp, Inc.	7,675	167,776
Pinnacle Financial Partners, Inc. *	26,800	523,940
PrivateBancorp, Inc.	45,215	692,694
Prosperity Bancshares, Inc.	18,000	730,260
Provident Financial Services, Inc.	53,890	820,745
Provident New York Bancorp	29,685	245,198
Radian Group, Inc. (b)	152,000	425,600
Renasant Corp.	24,800	438,960
Republic Bancorp, Inc., Class A	11,900	280,959
Rockville Financial, Inc.	10,800	125,820
S&T Bancorp, Inc.	27,990	461,835
S.Y. Bancorp, Inc.	9,215	215,355
Sandy Spring Bancorp, Inc.	19,395	345,425
SCBT Financial Corp.	9,000	333,360
Seacoast Banking Corp. of Florida *	59,090	82,726
Signature Bank *	13,580	875,910
Simmons First National Corp., Class A	12,900	301,086
Southside Bancshares, Inc.	12,502	260,792
Southwest Bancorp, Inc. *	28,800	264,960
StellarOne Corp.	20,642	276,396
Sterling Bancorp	26,795	256,964
Sterling Financial Corp. *	18,125	363,587
Suffolk Bancorp *	16,115	209,495
Sun Bancorp, Inc. *	49,000	144,060
Territorial Bancorp, Inc.	5,600	131,600
Texas Capital Bancshares, Inc. *	14,520	625,667
TFS Financial Corp. *	40,080	377,153
The Bancorp, Inc. *	20,200	188,870
The First of Long Island Corp.	3,900	111,891
Tompkins Financial Corp.	5,731	224,999
TowneBank (b)	24,307	347,590
TriCo Bancshares	10,100	154,025
TrustCo Bank Corp.	101,110	557,116
UMB Financial Corp.	18,201	874,740
Umpqua Holdings Corp.	51,500	642,720
Union First Market Bankshares Corp.	17,600	268,752
United Bankshares, Inc. (b)	34,895	813,053
United Community Banks, Inc. *	26,579	181,003
United Financial Bancorp, Inc.	8,500	121,125
Univest Corp. of Pennsylvania	13,900	221,149
ViewPoint Financial Group	13,800	242,949
Virginia Commerce Bancorp, Inc. *	24,700	199,329
Walker & Dunlop, Inc. *	10,300	130,192
Washington Banking Co.	9,200	128,616
Washington Trust Bancorp, Inc.	8,285	205,634
WesBanco, Inc.	26,090	540,324
West Bancorp, Inc.	11,000	111,540
West Coast Bancorp *	12,065	239,973
Westamerica Bancorp	17,370	799,020
Western Alliance Bancorp *	59,165	545,501
Westfield Financial, Inc.	24,227	180,733
Wilshire Bancorp, Inc. *	53,800	341,092
Wintrust Financial Corp.	26,540	974,283
WSFS Financial Corp.	6,535	270,745

		56,508,421

Capital Goods 9.9%
A.O. Smith Corp.	22,100	1,092,182
A123 Systems, Inc. (b)*	98,900	43,516
AAON, Inc.	8,120	148,352
AAR Corp.	38,980	553,906
Accuride Corp. *	55,100	285,969
Aceto Corp.	21,900	192,282
Actuant Corp., Class A	31,300	890,798
Aegion Corp. *	35,115	611,001
Aerovironment, Inc. *	6,700	156,512
Air Lease Corp. *	16,500	324,720
Aircastle Ltd.	78,600	929,838
Alamo Group, Inc.	7,300	208,999
Albany International Corp., Class A	24,100	431,390
Altra Holdings, Inc.	18,800	310,576
Ameresco, Inc., Class A *	9,300	113,088
American Railcar Industries, Inc. *	5,350	162,801
American Science & Engineering, Inc.	3,500	199,640
American Superconductor Corp. (b)*	41,300	153,223
American Woodmark Corp.	9,195	153,281
Ampco-Pittsburgh Corp.	9,660	151,759
Apogee Enterprises, Inc.	35,795	579,521
Applied Industrial Technologies, Inc.	26,220	974,335
Astec Industries, Inc. *	16,950	494,940
Astronics Corp. *	2,700	81,216
AZZ, Inc.	11,200	343,952
Barnes Group, Inc.	27,065	645,771
Beacon Roofing Supply, Inc. *	39,780	1,054,568
Belden, Inc.	24,240	778,831
Blount International, Inc. *	14,905	211,949
Brady Corp., Class A	35,500	941,815

2

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Broadwind Energy, Inc. *	141,700	37,791
Builders FirstSource, Inc. *	37,055	133,398
CAI International, Inc. *	6,100	126,148
Cascade Corp.	6,055	285,251
Ceradyne, Inc.	25,630	563,860
Chart Industries, Inc. *	9,310	603,847
China Yuchai International Ltd.	33,000	420,420
CIRCOR International, Inc.	11,690	359,935
CLARCOR, Inc.	17,225	832,829
CNH Global N.V. *	24,800	945,376
Coleman Cable, Inc.	14,000	121,380
Colfax Corp. *	6,600	191,004
Columbus McKinnon Corp. *	20,660	303,909
Comfort Systems USA, Inc.	39,200	383,768
Commercial Vehicle Group, Inc. *	22,260	171,625
Cubic Corp.	8,190	396,150
DigitalGlobe, Inc. *	28,500	554,895
Douglas Dynamics, Inc.	15,900	212,583
Ducommun, Inc. *	15,600	153,816
DXP Enterprises, Inc. *	5,700	251,940
Dycom Industries, Inc. *	34,570	602,209
Dynamic Materials Corp.	6,500	108,615
Encore Wire Corp.	17,740	486,076
EnPro Industries, Inc. *	16,870	581,509
ESCO Technologies, Inc.	13,300	478,933
Federal Signal Corp. *	104,700	593,649
Flow International Corp. *	29,300	93,760
Franklin Electric Co., Inc.	7,480	421,947
FreightCar America, Inc.	11,535	234,622
Furmanite Corp. *	21,900	98,112
Fushi Copperweld, Inc. (b)*	26,500	234,525
GenCorp, Inc. *	62,800	530,660
Generac Holdings, Inc.	16,300	371,966
GeoEye, Inc. *	22,000	559,460
Gibraltar Industries, Inc. *	28,355	269,940
Global Power Equipment Group, Inc.	12,800	263,040
Graco, Inc.	18,540	850,615
Great Lakes Dredge & Dock Co.	47,400	337,962
Griffon Corp.	63,508	558,235
H&E Equipment Services, Inc. *	42,020	593,322
HEICO Corp.	3,710	132,410
HEICO Corp., Class A	7,082	208,777
Hexcel Corp. *	38,285	891,658
Houston Wire & Cable Co.	15,000	171,750
Hurco Cos., Inc. *	5,600	114,240
II-VI, Inc. *	16,530	288,283
Insteel Industries, Inc.	15,700	156,372
Interline Brands, Inc. *	37,360	948,197
Jinpan International Ltd.	10,700	66,447
John Bean Technologies Corp.	22,940	336,071
Kadant, Inc. *	11,000	227,810
Kaman Corp.	18,380	598,820
Kaydon Corp.	17,335	365,769
Kratos Defense & Security Solutions, Inc. *	28,756	162,471
L.B. Foster Co., Class A	10,780	318,980
Layne Christensen Co. *	29,000	611,900
Lindsay Corp.	3,600	255,240
LMI Aerospace, Inc. *	6,200	111,786
LSI Industries, Inc.	21,002	135,463
Lydall, Inc. *	19,200	244,992
Manitex International, Inc. *	16,100	133,308
MasTec, Inc. *	42,310	675,268
Met-Pro Corp.	10,600	95,930
MFC Industrial Ltd.	45,100	317,053
Michael Baker Corp. *	11,800	297,596
Miller Industries, Inc.	9,800	160,916
MSC Industrial Direct Co., Inc., Class A	13,600	934,728
Mueller Water Products, Inc., Class A	294,200	1,041,468
MYR Group, Inc. *	17,000	277,440
NACCO Industries, Inc., Class A	10,740	1,075,611
National Presto Industries, Inc. (b)	5,145	342,348
NCI Building Systems, Inc. *	52,651	566,525
NN, Inc. *	14,800	133,200
Nordson Corp.	12,550	643,313
Northwest Pipe Co. *	11,100	270,285
Orbital Sciences Corp. *	53,755	704,190
Orion Marine Group, Inc. *	36,240	262,015
Pike Electric Corp. *	19,320	165,572
Polypore International, Inc. (b)*	15,900	590,844
Powell Industries, Inc. *	8,570	293,694
Preformed Line Products Co.	1,500	81,195
Primoris Services Corp.	7,200	88,920
Quanex Building Products Corp.	32,150	543,335
Raven Industries, Inc.	10,530	344,647
RBC Bearings, Inc. *	7,800	365,352
Robbins & Myers, Inc.	9,517	436,259
Rush Enterprises, Inc., Class A *	28,560	461,244
Sauer-Danfoss, Inc.	5,040	182,398
Seaboard Corp. *	300	660,000
SeaCube Container Leasing Ltd.	10,900	191,404
Sensata Technologies Holding N.V. *	23,800	683,298
Simpson Manufacturing Co., Inc.	20,085	486,860
Standex International Corp.	12,250	524,055
Sterling Construction Co., Inc. *	22,300	221,439
Sun Hydraulics Corp.	4,150	93,707
TAL International Group, Inc.	10,890	371,894
Taser International, Inc. *	24,000	129,840
Tecumseh Products Co., Class A *	21,030	113,983
Tennant Co.	8,980	374,197
Textainer Group Holdings Ltd.	6,650	250,173
The Gorman-Rupp Co.	8,400	233,184
The Greenbrier Cos., Inc. *	18,220	296,986
The KEYW Holding Corp. (b)*	14,600	160,746
The Middleby Corp. *	6,208	607,887
The Toro Co.	29,020	1,091,152
Thermon Group Holdings, Inc. *	7,200	154,656
Titan International, Inc. (b)	14,875	307,466
Titan Machinery, Inc. *	10,100	287,244
Trex Co., Inc. *	6,300	160,524
TriMas Corp. *	23,650	514,151
Twin Disc, Inc. (b)	4,900	95,942
Universal Forest Products, Inc.	19,970	637,642
Valmont Industries, Inc.	7,650	947,682
Vicor Corp.	14,161	95,020
Wabash National Corp. *	24,845	168,449
WABCO Holdings, Inc. *	18,600	1,021,512
Wabtec Corp.	12,560	994,501
Watsco, Inc.	15,745	1,069,715
Watts Water Technologies, Inc., Class A	19,255	647,738
Woodward, Inc.	16,100	540,477

 3

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xerium Technologies, Inc. *	24,900	77,688

		60,583,115

Commercial & Professional Supplies 4.2%
Acacia Research Corp. *	3,300	93,423
Acco Brands Corp. *	65,745	556,860
American Reprographics Co. *	40,750	178,077
Barrett Business Services, Inc.	5,800	151,496
Casella Waste Systems, Inc., Class A *	33,300	168,165
CBIZ, Inc. *	61,795	326,896
CDI Corp.	14,560	235,290
Cenveo, Inc. (b)*	109,808	207,537
Clean Harbors, Inc. *	15,330	928,078
Consolidated Graphics, Inc. *	14,820	351,382
Courier Corp.	16,355	181,868
CRA International, Inc. *	10,945	169,538
Encore Capital Group, Inc. *	10,355	289,940
EnergySolutions, Inc. *	181,300	300,958
EnerNOC, Inc. *	13,200	83,688
Ennis, Inc.	29,040	416,434
Exponent, Inc. *	4,400	227,436
G&K Services, Inc., Class A	16,690	525,902
GP Strategies Corp. *	10,200	174,522
Healthcare Services Group, Inc.	27,055	586,552
Heidrick & Struggles International, Inc.	16,670	223,045
Herman Miller, Inc.	41,110	752,313
Hill International, Inc. *	27,900	108,531
Hudson Global, Inc. *	34,185	155,542
Huron Consulting Group, Inc. *	12,500	421,000
ICF International, Inc. *	13,100	321,867
IHS, Inc., Class A *	4,510	497,318
InnerWorkings, Inc. *	13,900	166,661
Insperity, Inc.	22,160	581,478
Interface, Inc.	38,785	514,289
Intersections, Inc.	11,000	156,640
KAR Auction Services, Inc. *	33,200	531,532
Kforce, Inc. *	35,500	410,735
Kimball International, Inc., Class B	26,925	251,749
Knoll, Inc.	39,400	539,386
Korn/Ferry International *	40,430	532,059
McGrath RentCorp	16,025	426,425
Metalico, Inc. *	51,700	100,298
Mine Safety Appliances Co.	17,525	601,458
Mistras Group, Inc. *	7,000	157,360
Mobile Mini, Inc. *	28,225	404,182
Multi-Color Corp.	7,000	136,080
Navigant Consulting, Inc. *	48,225	560,857
On Assignment, Inc. *	21,400	333,626
Portfolio Recovery Associates, Inc. *	5,445	461,083
Resources Connection, Inc.	35,560	401,472
Rollins, Inc.	18,122	427,317
Schawk, Inc.	12,660	144,071
Standard Parking Corp. *	14,300	303,303
Sykes Enterprises, Inc. *	38,055	562,833
Team, Inc. *	10,100	314,514
Tetra Tech, Inc. *	38,195	981,993
The Advisory Board Co. *	5,060	227,649
The Corporate Executive Board Co.	16,270	750,535
The Dolan Co. *	31,600	154,208
The Geo Group, Inc. *	59,980	1,386,738
TMS International Corp., Class A *	17,000	166,260
Towers Watson & Co., Class A	17,315	1,015,178
TrueBlue, Inc. *	41,430	630,565
UniFirst Corp.	9,205	576,417
US Ecology, Inc.	8,500	165,750
Verisk Analytics, Inc., Class A *	23,900	1,200,975
Viad Corp.	24,865	430,910
VSE Corp.	6,000	137,760

		25,478,004

Consumer Durables & Apparel 3.9%
American Apparel, Inc. (b)*	118,100	96,842
American Greetings Corp., Class A (b)	70,400	935,616
Arctic Cat, Inc. *	4,600	202,400
Beazer Homes USA, Inc. *	293,500	680,920
Blyth, Inc.	13,344	457,432
Callaway Golf Co.	104,155	571,811
Cavco Industries, Inc. *	2,600	124,436
Cherokee, Inc.	13,700	183,580
Columbia Sportswear Co. (b)	9,580	484,652
Crocs, Inc. *	27,460	421,511
CSS Industries, Inc.	8,575	160,696
Deckers Outdoor Corp. (b)*	11,050	460,896
Delta Apparel, Inc. *	8,200	114,800
Ethan Allen Interiors, Inc.	22,865	471,705
Fifth & Pacific Cos., Inc. *	116,500	1,290,820
Furniture Brands International, Inc. *	174,700	192,170
G-III Apparel Group Ltd. *	18,500	454,545
Helen of Troy Ltd. *	16,730	509,596
Hovnanian Enterprises, Inc., Class A (b)*	336,000	779,520
Iconix Brand Group, Inc. *	39,430	699,094
JAKKS Pacific, Inc.	40,025	641,200
K-Swiss, Inc., Class A *	74,130	230,544
Kenneth Cole Productions, Inc., Class A *	7,140	107,386
La-Z-Boy, Inc. *	39,120	467,875
LeapFrog Enterprises, Inc. *	22,935	263,523
Libbey, Inc. *	23,900	347,028
Lifetime Brands, Inc.	8,500	109,480
Lululemon Athletica, Inc. *	5,200	293,696
M.D.C. Holdings, Inc.	39,900	1,271,214
M/I Homes, Inc. *	23,400	388,206
Maidenform Brands, Inc. *	15,900	335,172
Meritage Homes Corp. *	38,500	1,351,350
Movado Group, Inc.	10,120	237,213
Oxford Industries, Inc.	8,030	347,217
Perry Ellis International, Inc. *	20,700	390,195
Quiksilver, Inc. *	217,100	627,419
Sealy Corp. (b)*	74,370	124,198
Skechers U.S.A., Inc., Class A *	67,245	1,340,865
Skyline Corp.	19,285	94,689
Smith & Wesson Holding Corp. *	39,700	400,970
SodaStream International Ltd. (b)*	2,700	105,327
Standard Pacific Corp. (b)*	80,800	458,136
Steinway Musical Instruments, Inc. *	5,600	137,984
Steven Madden Ltd. *	8,748	353,682
Sturm, Ruger & Co., Inc. (b)	3,400	168,062
Tempur-Pedic International, Inc. *	8,815	251,139

4

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Ryland Group, Inc.	59,500	1,420,860
True Religion Apparel, Inc.	11,500	301,760
Under Armour, Inc., Class A *	8,230	448,041
Unifi, Inc. *	25,600	283,648
Universal Electronics, Inc. *	11,700	147,303
Vera Bradley, Inc. (b)*	2,800	63,812
Wolverine World Wide, Inc.	22,690	1,008,117

		23,810,353

Consumer Services 5.3%
AFC Enterprises, Inc. *	6,400	141,376
Ambassadors Group, Inc.	20,400	111,384
American Public Education, Inc. *	3,400	85,374
Ameristar Casinos, Inc.	49,975	843,078
Arcos Dorados Holdings, Inc. (b)	39,800	520,584
Ascent Capital Group, Inc., Class A *	8,000	398,240
Bally Technologies, Inc. *	19,875	868,736
Benihana, Inc.	15,000	243,300
Biglari Holdings, Inc. *	1,048	393,786
BJ’s Restaurants, Inc. *	6,200	245,396
Bob Evans Farms, Inc.	28,155	1,084,531
Bravo Brio Restaurant Group, Inc. *	7,600	137,332
Bridgepoint Education, Inc. (b)*	5,300	48,230
Buffalo Wild Wings, Inc. *	3,100	225,029
Capella Education Co. *	5,640	149,573
Caribou Coffee Co., Inc. *	7,900	89,823
Carrols Restaurant Group, Inc. *	16,700	90,347
CEC Entertainment, Inc.	17,880	616,145
Choice Hotels International, Inc.	9,640	386,371
Churchill Downs, Inc.	5,995	331,763
Coinstar, Inc. (b)*	13,725	651,800
Corinthian Colleges, Inc. *	219,885	444,168
Cracker Barrel Old Country Store, Inc.	19,120	1,198,059
Denny’s Corp. *	97,000	422,920
DeVry, Inc.	31,600	620,308
DineEquity, Inc. *	13,030	694,499
Dunkin’ Brands Group, Inc.	12,100	366,388
Education Management Corp. (b)*	38,800	145,888
Fiesta Restaurant Group, Inc. *	16,700	257,013
Gaylord Entertainment Co. *	32,980	1,212,015
Grand Canyon Education, Inc. *	10,700	178,048
Hillenbrand, Inc.	38,400	663,936
International Speedway Corp., Class A	24,450	626,898
Interval Leisure Group, Inc.	25,532	468,257
Isle of Capri Casinos, Inc. *	28,015	164,448
ITT Educational Services, Inc. (b)*	16,735	649,653
K12, Inc. (b)*	10,300	186,224
Krispy Kreme Doughnuts, Inc. *	23,335	142,344
LIFE TIME FITNESS, Inc. *	20,585	934,765
Lincoln Educational Services Corp.	38,260	166,814
Matthews International Corp., Class A	19,915	577,535
Morgans Hotel Group *	34,000	168,640
Multimedia Games Holding Co., Inc. *	17,580	248,757
Orient-Express Hotels Ltd., Class A *	53,190	485,093
Panera Bread Co., Class A *	5,875	925,254
Papa John’s International, Inc. *	12,910	658,539
Peet’s Coffee & Tea, Inc. *	3,400	256,360
Pinnacle Entertainment, Inc. *	70,975	770,079
Red Lion Hotels Corp. *	12,300	92,004
Red Robin Gourmet Burgers, Inc. *	11,480	342,678
Ruby Tuesday, Inc. *	102,150	654,781
Ruth’s Hospitality Group, Inc. *	33,200	223,104
School Specialty, Inc. (b)*	90,500	304,080
Scientific Games Corp., Class A *	64,570	546,262
Shuffle Master, Inc. *	15,600	227,916
Six Flags Entertainment Corp.	20,900	1,204,049
Sonic Corp. *	69,580	688,842
Sotheby’s	23,320	684,442
Speedway Motorsports, Inc.	11,915	189,568
Steiner Leisure Ltd. *	7,660	319,422
Stewart Enterprises, Inc., Class A	81,340	555,552
Strayer Education, Inc. (b)	6,400	465,024
Texas Roadhouse, Inc.	27,410	474,467
The Cheesecake Factory, Inc. *	36,335	1,217,949
The Marcus Corp.	21,930	287,722
Town Sports International Holdings, Inc. *	11,900	153,748
Universal Technical Institute, Inc.	13,180	151,438
Vail Resorts, Inc.	25,060	1,243,978
Weight Watchers International, Inc.	9,192	465,115
WMS Industries, Inc. *	41,512	762,575

		32,549,816

Diversified Financials 2.2%
Artio Global Investors, Inc.	33,000	106,590
BGC Partners, Inc., Class A	32,180	159,935
Calamos Asset Management, Inc., Class A	37,415	395,477
Cash America International, Inc.	17,505	670,792
CBOE Holdings, Inc.	21,300	607,050
Cohen & Steers, Inc. (b)	4,840	159,720
Cowen Group, Inc., Class A *	72,539	181,347
Credit Acceptance Corp. *	1,875	179,737
DFC Global Corp. *	28,837	552,805
Diamond Hill Investment Group	1,300	97,123
Duff & Phelps Corp., Class A	11,400	168,036
Edelman Financial Group, Inc.	17,500	151,725
Evercore Partners, Inc., Class A	6,800	157,556
Ezcorp, Inc., Class A *	16,200	364,500
FBR & Co. *	40,800	118,728
Financial Engines, Inc. *	5,300	99,481
First Cash Financial Services, Inc. *	8,490	340,449
FXCM, Inc., Class A	19,300	202,650
Gain Capital Holdings, Inc.	17,400	83,520
GAMCO Investors, Inc., Class A	2,735	122,227
GFI Group, Inc.	89,320	284,038
Gleacher & Co., Inc. *	82,700	57,890
Green Dot Corp., Class A (b)*	4,800	50,112
Greenhill & Co., Inc.	12,635	501,862
HFF, Inc., Class A *	9,300	121,458
ICG Group, Inc. *	14,100	126,054
INTL FCStone, Inc. *	7,574	144,285
Investment Technology Group, Inc. *	83,255	689,351
Janus Capital Group, Inc.	81,600	589,968
KBW, Inc.	20,800	335,088
LPL Financial Holdings, Inc.	22,700	636,054
MarketAxess Holdings, Inc.	4,400	132,968

 5

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nelnet, Inc., Class A	18,840	442,928
Netspend Holdings, Inc. *	11,500	101,200
NewStar Financial, Inc. *	25,100	299,192
Nicholas Financial, Inc.	7,300	96,506
Oppenheimer Holdings, Inc., Class A	13,000	180,830
PICO Holdings, Inc. *	13,295	320,542
Piper Jaffray Cos., Inc. *	26,005	554,167
Safeguard Scientifics, Inc. *	7,500	116,025
Stifel Financial Corp. *	26,460	796,446
SWS Group, Inc. *	74,720	428,146
Walter Investment Management Corp.	15,938	360,518
Westwood Holdings Group, Inc.	3,500	130,375
World Acceptance Corp. *	10,760	766,865

		13,182,316

Energy 5.1%
Adams Resources & Energy, Inc.	3,000	124,680
Alon USA Energy, Inc.	45,400	495,768
Amyris, Inc. (b)*	20,700	80,109
Approach Resources, Inc. *	6,100	161,040
ATP Oil & Gas Corp. (b)*	58,885	85,383
Basic Energy Services, Inc. *	34,885	377,456
Berry Petroleum Co., Class A	19,120	726,942
BPZ Resources, Inc. (b)*	38,800	88,464
Cal Dive International, Inc. (b)*	256,443	415,438
Callon Petroleum Co. *	25,700	127,729
CARBO Ceramics, Inc. (b)	4,380	281,108
Carrizo Oil & Gas, Inc. *	13,905	350,545
Clayton Williams Energy, Inc. *	2,685	110,837
Clean Energy Fuels Corp. (b)*	8,900	125,579
Cloud Peak Energy, Inc. *	63,500	1,050,925
Cobalt International Energy, Inc. *	10,100	253,510
Comstock Resources, Inc. *	63,155	1,021,848
Contango Oil & Gas Co. *	4,460	264,255
Continental Resources, Inc. *	4,300	275,157
Core Laboratories N.V.	5,990	668,244
Crimson Exploration, Inc. *	32,900	144,760
Crosstex Energy, Inc.	63,900	862,011
Dawson Geophysical Co. *	6,300	145,152
Delek US Holdings, Inc.	28,900	570,486
DHT Holdings, Inc.	19,458	128,617
Dril-Quip, Inc. *	9,285	680,683
Endeavour International Corp. (b)*	17,000	145,690
Energy Partners Ltd. *	29,600	500,240
Energy XXI (Bermuda) Ltd.	15,900	495,762
Gastar Exploration Ltd. *	44,100	85,995
GeoResources, Inc. *	3,900	130,494
Global Geophysical Services, Inc. *	13,700	80,419
GMX Resources, Inc. (b)*	86,100	69,750
Goodrich Petroleum Corp. (b)*	12,700	147,320
Gran Tierra Energy, Inc. *	107,800	492,646
Green Plains Renewable Energy, Inc. *	18,900	83,916
Gulf Island Fabrication, Inc.	9,200	255,852
GulfMark Offshore, Inc., Class A *	17,305	622,115
Gulfport Energy Corp. *	6,500	133,900
Harvest Natural Resources, Inc. (b)*	21,150	166,662
Heckmann Corp. (b)*	25,800	79,464
Hercules Offshore, Inc. *	213,600	766,824
Hornbeck Offshore Services, Inc. *	21,280	901,208
InterOil Corp. (b)*	8,900	762,196
ION Geophysical Corp. *	81,105	539,348
James River Coal Co. (b)*	71,700	164,193
Knightsbridge Tankers Ltd. (b)	28,990	249,604
Kodiak Oil & Gas Corp. *	14,200	118,570
L&L Energy, Inc. (b)*	41,300	76,818
Lone Pine Resources, Inc. *	46,800	103,896
Lufkin Industries, Inc.	7,010	322,811
Matrix Service Co. *	23,000	238,280
McMoRan Exploration Co. (b)*	58,360	762,182
Miller Energy Resources, Inc. (b)*	23,600	91,804
Mitcham Industries, Inc. *	4,600	81,282
Natural Gas Services Group, Inc. *	9,600	139,200
Newpark Resources, Inc. *	66,040	451,053
Nordic American Tankers Ltd. (b)	61,185	715,865
Northern Oil & Gas, Inc. *	8,900	140,264
Oasis Petroleum, Inc. *	7,600	198,968
Ocean Rig UDW, Inc. *	19,200	287,808
OYO Geospace Corp. *	900	85,302
Parker Drilling Co. *	141,310	654,265
PDC Energy, Inc. *	20,755	543,781
Penn Virginia Corp.	192,900	1,292,430
PetroQuest Energy, Inc. *	61,485	338,782
PHI, Inc. - Non Voting Shares *	8,585	229,048
Pioneer Energy Services Corp. *	59,500	478,380
Quicksilver Resources, Inc. (b)*	71,100	321,372
Resolute Energy Corp. *	15,400	133,518
REX American Resources Corp. *	6,300	111,195
Rex Energy Corp. *	12,400	157,232
Rosetta Resources, Inc. *	12,810	534,433
RPC, Inc. (b)	31,095	418,228
Scorpio Tankers, Inc. *	24,400	146,644
Stone Energy Corp. *	34,000	892,840
Swift Energy Co. *	37,505	700,968
Teekay Tankers Ltd., Class A (b)	105,100	408,839
Tesco Corp. *	27,000	312,930
TETRA Technologies, Inc. *	104,860	726,680
TransAtlantic Petroleum Ltd. (b)*	72,700	71,246
Tsakos Energy Navigation Ltd.	46,630	228,487
Union Drilling, Inc. *	20,100	71,958
VAALCO Energy, Inc. *	30,340	222,392
Vantage Drilling Co. *	236,000	370,520
Venoco, Inc. *	15,000	139,050
W&T Offshore, Inc.	18,200	336,518
Warren Resources, Inc. *	37,300	86,536
Westmoreland Coal Co. *	12,900	94,944
Willbros Group, Inc. *	122,600	839,810

		31,167,453

Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	17,500	286,300
PriceSmart, Inc.	8,040	579,041
Spartan Stores, Inc.	36,200	622,640
Susser Holdings Corp. *	25,400	917,194
The Andersons, Inc.	22,125	840,086
The Fresh Market, Inc. *	8,000	471,120
Village Super Market, Inc., Class A	5,002	177,121
Weis Markets, Inc.	11,500	500,595

		4,394,097

6

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 1.9%
Adecoagro S.A. *	25,800	261,870
Alliance One International, Inc. *	92,630	301,974
B&G Foods, Inc.	23,900	669,200
Cal-Maine Foods, Inc.	12,400	467,852
Calavo Growers, Inc.	6,600	178,068
Coca-Cola Bottling Co. Consolidated	5,800	389,586
Darling International, Inc. *	37,920	626,438
Diamond Foods, Inc. (b)	13,600	221,272
Green Mountain Coffee Roasters, Inc. (b)*	9,980	182,235
J&J Snack Foods Corp.	6,435	371,878
Lancaster Colony Corp.	9,965	690,475
Monster Beverage Corp. *	14,910	991,068
National Beverage Corp. *	10,900	158,050
Omega Protein Corp. *	20,500	170,765
Pilgrim’s Pride Corp. *	118,900	552,885
Sanderson Farms, Inc.	17,600	648,208
Seneca Foods Corp., Class A *	11,400	281,352
Smart Balance, Inc. *	33,400	317,968
Snyders-Lance, Inc.	32,360	758,195
The Boston Beer Co., Inc., Class A (b)*	2,000	215,440
The Hain Celestial Group, Inc. *	19,670	1,095,422
Tootsie Roll Industries, Inc. (b)	13,136	321,569
TreeHouse Foods, Inc. *	20,285	1,135,757
Vector Group Ltd. (b)	34,131	579,886
Zhongpin, Inc. (b)*	27,100	279,130

		11,866,543

Health Care Equipment & Services 5.9%
Abaxis, Inc. *	5,600	199,864
Accretive Health, Inc. (b)*	4,100	55,678
Accuray, Inc. *	18,362	115,864
Air Methods Corp. *	4,000	436,120
Align Technology, Inc. *	13,200	448,272
Allscripts Healthcare Solutions, Inc. *	42,800	393,760
Almost Family, Inc. *	8,700	191,487
Amedisys, Inc. *	81,870	997,995
AMN Healthcare Services, Inc. *	56,145	327,887
AmSurg Corp. *	33,225	981,466
Analogic Corp.	5,365	343,467
AngioDynamics, Inc. *	21,000	231,210
ArthroCare Corp. *	11,800	349,044
Assisted Living Concepts, Inc., Class A	15,640	219,116
athenahealth, Inc. *	2,100	192,150
Atrion Corp.	700	144,200
Bio-Reference Laboratories, Inc. *	11,500	284,625
BioScrip, Inc. *	61,000	387,960
Cantel Medical Corp.	6,350	165,862
Capital Senior Living Corp. *	10,500	118,020
Chemed Corp.	11,695	734,095
Chindex International, Inc. *	10,700	111,815
Computer Programs & Systems, Inc.	3,600	178,200
Conceptus, Inc. *	7,400	137,492
CONMED Corp.	22,595	620,007
CorVel Corp. *	3,701	170,764
Cross Country Healthcare, Inc. *	47,365	215,984
CryoLife, Inc. *	19,400	107,864
Cyberonics, Inc. *	3,900	168,870
Emeritus Corp. *	23,400	396,630
Ensign Group, Inc.	4,220	118,371
Exactech, Inc. *	6,800	112,540
ExamWorks Group, Inc. *	12,200	159,210
Five Star Quality Care, Inc. *	109,500	390,915
Gen-Probe, Inc. *	11,915	985,251
Gentiva Health Services, Inc. *	111,725	744,089
Greatbatch, Inc. *	19,020	434,227
Haemonetics Corp. *	11,000	791,010
Hanger, Inc. *	21,200	546,324
HealthSouth Corp. *	55,300	1,238,720
Healthways, Inc. *	79,260	888,505
HMS Holdings Corp. *	8,800	302,808
ICU Medical, Inc. *	4,450	237,319
IDEXX Laboratories, Inc. *	11,000	969,870
Integra LifeSciences Holdings *	15,020	577,669
Invacare Corp.	44,665	629,330
IPC The Hospitalist Co. *	5,800	249,400
Landauer, Inc.	4,850	276,256
LCA-Vision, Inc. *	13,330	47,055
LHC Group, Inc. *	16,060	287,313
Masimo Corp. *	25,500	571,200
MedAssets, Inc. *	21,300	280,947
Medical Action Industries, Inc. *	18,800	65,424
Meridian Bioscience, Inc.	11,525	192,583
Merit Medical Systems, Inc. *	19,275	260,405
Metropolitan Health Networks, Inc. *	18,133	152,861
Molina Healthcare, Inc. *	32,957	804,480
MWI Veterinary Supply, Inc. *	5,300	482,777
National Healthcare Corp.	7,950	347,177
Natus Medical, Inc. *	19,500	241,020
Neogen Corp. *	4,900	188,503
NuVasive, Inc. *	20,500	428,245
Omnicell, Inc. *	14,300	186,615
Orthofix International N.V. *	11,360	465,874
PharMerica Corp. *	70,440	724,828
PSS World Medical, Inc. *	42,670	891,376
Quality Systems, Inc.	8,860	143,178
Quidel Corp. *	10,000	156,700
RadNet, Inc. *	30,200	70,668
ResMed, Inc. *	32,340	1,020,650
RTI Biologics, Inc. *	33,200	118,192
Select Medical Holdings Corp. *	57,100	608,115
Sirona Dental Systems, Inc. *	17,790	769,062
Skilled Healthcare Group, Inc., Class A *	43,360	235,445
Sun Healthcare Group, Inc. *	112,000	936,320
Sunrise Senior Living, Inc. (b)*	107,600	718,768
SurModics, Inc. *	11,360	181,078
Symmetry Medical, Inc. *	33,370	258,618
Syneron Medical Ltd. *	14,800	151,256
Team Health Holdings, Inc. *	15,400	411,180
The Cooper Cos., Inc.	14,100	1,061,166
The Providence Service Corp. *	18,800	242,520
Thoratec Corp. *	13,300	456,323
Triple-S Management Corp., Class B *	28,800	524,736
U.S. Physical Therapy, Inc.	8,100	207,927
Vanguard Health Systems, Inc. *	61,700	524,450
Volcano Corp. *	8,500	224,825

 7

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
West Pharmaceutical Services, Inc.	20,840	1,037,415
Wright Medical Group, Inc. *	27,940	520,802
Young Innovations, Inc.	3,100	111,879

		36,387,538

Household & Personal Products 0.9%
Central Garden & Pet Co. *	19,100	205,134
Central Garden & Pet Co., Class A *	57,730	659,277
Elizabeth Arden, Inc. *	16,970	662,000
Inter Parfums, Inc.	6,550	106,503
Medifast, Inc. *	6,500	182,650
Nu Skin Enterprises, Inc., Class A	16,010	816,670
Nutraceutical International Corp. *	8,900	132,699
Prestige Brands Holdings, Inc. *	26,010	426,824
Revlon, Inc., Class A *	14,400	209,520
Schiff Nutrition International, Inc. *	13,500	235,980
Spectrum Brands Holdings, Inc. *	32,000	1,178,560
USANA Health Sciences, Inc. (b)*	4,230	190,265
WD-40 Co.	8,615	413,951

		5,420,033

Insurance 2.8%
American Equity Investment Life Holding Co.	75,015	875,425
American National Insurance Co.	12,000	845,160
American Safety Insurance Holdings Ltd. *	11,600	207,060
AMERISAFE, Inc. *	16,100	401,937
AmTrust Financial Services, Inc.	12,080	359,863
Argo Group International Holdings Ltd.	32,959	969,324
Baldwin & Lyons, Inc., Class B	5,400	125,442
Citizens, Inc. *	17,080	176,607
CNA Financial Corp.	25,000	652,750
Crawford & Co., Class A	21,400	78,966
Crawford & Co., Class B	26,700	107,868
Donegal Group, Inc., Class A	6,000	80,400
eHealth, Inc. *	10,000	183,700
Employers Holdings, Inc.	33,000	590,040
Enstar Group Ltd. *	3,510	328,115
FBL Financial Group, Inc., Class A	15,600	482,820
Flagstone Reinsurance Holdings S.A.	53,300	372,034
Global Indemnity plc *	12,870	247,361
Greenlight Capital Re Ltd., Class A *	17,800	419,368
Hallmark Financial Services, Inc. *	13,500	111,375
Hilltop Holdings, Inc. *	34,970	367,535
Horace Mann Educators Corp.	47,690	831,714
Infinity Property & Casualty Corp.	12,365	714,821
Kansas City Life Insurance Co. (b)	5,277	183,270
Maiden Holdings Ltd.	68,800	584,112
Meadowbrook Insurance Group, Inc.	43,400	305,536
National Financial Partners Corp. *	48,085	714,062
National Western Life Insurance Co., Class A	2,300	325,657
OneBeacon Insurance Group Ltd., Class A	30,600	388,314
Presidential Life Corp.	19,545	271,480
RLI Corp.	15,600	1,004,796
Safety Insurance Group, Inc.	12,105	513,010
Seabright Holdings, Inc.	26,800	225,924
State Auto Financial Corp.	14,130	183,266
Stewart Information Services Corp.	36,000	614,520
The Navigators Group, Inc. *	12,965	627,895
The Phoenix Cos., Inc. *	169,900	276,937
Tower Group, Inc.	34,100	635,624
United Fire Group, Inc.	21,560	422,576
Universal Insurance Holdings, Inc.	41,600	133,120

		16,939,784

Materials 5.8%
A. M. Castle & Co. *	30,678	223,643
A. Schulman, Inc.	32,733	715,543
AEP Industries, Inc. *	7,340	344,833
Allied Nevada Gold Corp. *	7,000	180,950
AMCOL International Corp.	15,320	470,324
American Vanguard Corp.	7,500	175,425
Balchem Corp.	6,700	223,311
Boise, Inc.	120,900	894,660
Buckeye Technologies, Inc.	18,880	568,666
Calgon Carbon Corp. *	24,500	339,080
Carpenter Technology Corp.	22,200	1,062,492
Century Aluminum Co. *	110,700	676,377
China Gerui Advanced Materials Group Ltd. (b)*	26,200	59,212
Clearwater Paper Corp. *	24,760	872,542
Compass Minerals International, Inc.	14,930	1,080,036
Deltic Timber Corp.	2,700	166,887
Eagle Materials, Inc.	24,270	843,382
Ferro Corp. *	188,730	579,401
Flotek Industries, Inc. *	8,000	78,160
Georgia Gulf Corp.	33,724	1,105,473
Globe Specialty Metals, Inc.	21,600	270,648
Graphic Packaging Holding Co. *	124,000	694,400
Gulf Resources, Inc. (b)*	49,700	51,191
H.B. Fuller Co.	29,080	849,718
Hawkins, Inc.	4,900	186,396
Haynes International, Inc.	4,776	230,155
Headwaters, Inc. *	179,780	1,123,625
Hecla Mining Co.	141,345	636,052
Horsehead Holding Corp. *	36,300	327,789
Innophos Holdings, Inc.	8,850	513,035
Innospec, Inc. *	11,680	363,482
Intrepid Potash, Inc. *	17,800	415,452
Kaiser Aluminum Corp. (b)	12,980	707,929
KapStone Paper & Packaging Corp. *	18,900	317,709
Koppers Holdings, Inc.	17,560	578,426
Kraton Performance Polymers, Inc. *	27,900	653,418
Kronos Worldwide, Inc. (b)	8,300	140,436
Landec Corp. *	26,800	214,132
Louisiana-Pacific Corp. *	127,300	1,313,736
LSB Industries, Inc. *	6,820	219,127
Material Sciences Corp. *	11,300	91,304
Materion Corp.	19,560	383,963
Mercer International, Inc. *	62,000	324,880
Metals USA Holdings Corp. *	23,300	379,091
Minerals Technologies, Inc.	11,510	735,949
Molycorp, Inc. (b)*	6,100	106,262
Myers Industries, Inc.	24,205	397,930
Neenah Paper, Inc.	12,565	337,496

8

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NewMarket Corp.	5,095	1,171,239
Noranda Aluminum Holding Corp.	25,600	159,488
Olympic Steel, Inc.	15,500	242,575
Omnova Solutions, Inc. *	72,380	526,926
P.H. Glatfelter Co.	50,145	797,807
Quaker Chemical Corp.	7,600	336,452
Royal Gold, Inc.	8,550	647,064
RTI International Metals, Inc. *	29,480	661,826
Schnitzer Steel Industries, Inc., Class A	23,510	674,972
Schweitzer-Mauduit International, Inc.	8,086	550,657
Spartech Corp. *	34,565	175,936
Stepan Co.	7,565	670,713
Stillwater Mining Co. *	41,970	372,694
SunCoke Energy, Inc. *	61,800	988,800
Texas Industries, Inc. (b)	18,685	780,472
Titanium Metals Corp.	38,250	445,995
TPC Group, Inc. *	22,100	850,850
Tredegar Corp.	16,375	242,514
Universal Stainless & Alloy Products, Inc. *	5,700	194,484
Wausau Paper Corp.	63,810	541,747
Westlake Chemical Corp.	8,300	492,688
Yongye International, Inc. (b)*	49,800	167,328
Zep, Inc.	15,500	236,530
Zoltek Cos., Inc. *	17,500	145,950

		35,299,835

Media 2.2%
AH Belo Corp., Class A	18,900	78,246
AMC Networks, Inc., Class A *	13,600	589,696
Arbitron, Inc.	9,360	328,255
Belo Corp., Class A	117,600	805,560
Carmike Cinemas, Inc. *	14,075	195,643
Central European Media Enterprises Ltd., Class A (b)*	135,000	680,400
Clear Channel Outdoor Holdings, Inc., Class A *	52,400	265,144
CTC Media, Inc.	23,700	175,854
Cumulus Media, Inc., Class A *	46,500	117,180
Digital Generation, Inc. *	37,200	396,552
DreamWorks Animation SKG, Inc., Class A (b)*	54,700	1,050,240
Entercom Communications Corp., Class A *	61,400	334,016
Fisher Communications, Inc. *	4,900	156,604
Gray Television, Inc. *	48,000	80,640
Harte-Hanks, Inc.	69,135	435,551
Journal Communications, Inc., Class A *	44,915	248,829
LIN TV Corp., Class A *	49,633	178,182
Lions Gate Entertainment Corp. (b)*	60,700	816,415
LodgeNet Interactive Corp. (b)*	37,850	22,710
Media General, Inc., Class A (b)*	38,570	188,607
Meredith Corp. (b)	31,800	1,050,672
Morningstar, Inc.	4,635	269,154
National CineMedia, Inc.	33,400	472,276
Nexstar Broadcasting Group, Inc., Class A *	11,600	75,632
Scholastic Corp.	32,400	976,212
Sinclair Broadcast Group, Inc., Class A	22,719	231,734
Sirius XM Radio, Inc. *	281,700	608,472
SuperMedia, Inc. (b)*	65,200	149,960
The E.W. Scripps Co., Class A *	56,200	522,098
The Madison Square Garden, Inc., Class A *	29,400	1,065,750
The McClatchy Co., Class A (b)*	221,600	356,776
World Wrestling Entertainment, Inc., Class A (b)	39,800	308,450

		13,231,510

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Affymetrix, Inc. *	75,390	315,884
Albany Molecular Research, Inc. *	45,900	129,897
Alexion Pharmaceuticals, Inc. *	5,800	608,130
Alkermes plc *	12,500	232,375
Alnylam Pharmaceuticals, Inc. *	6,900	128,961
AMAG Pharmaceuticals, Inc. *	7,200	111,456
Amylin Pharmaceuticals, Inc. *	22,100	680,459
Bio-Rad Laboratories, Inc., Class A *	10,400	1,000,584
BioMarin Pharmaceuticals, Inc. *	11,300	443,977
Bruker Corp. *	19,685	232,677
Cambrex Corp. *	116,629	1,076,486
Cepheid, Inc. *	2,800	89,712
Cubist Pharmaceuticals, Inc. *	15,140	651,928
Dendreon Corp. (b)*	19,600	93,296
Emergent Biosolutions, Inc. *	15,300	223,533
Enzon Pharmaceuticals, Inc. *	29,900	198,237
Hi-Tech Pharmacal Co., Inc. *	2,900	99,644
Human Genome Sciences, Inc. *	31,800	452,832
Illumina, Inc. *	19,260	798,712
Impax Laboratories, Inc. *	27,800	617,716
InterMune, Inc. *	7,200	63,576
Isis Pharmaceuticals, Inc. *	14,600	176,952
Luminex Corp. *	6,800	116,484
Medicis Pharmaceutical Corp., Class A	18,925	623,011
Momenta Pharmaceuticals, Inc. *	7,000	99,540
Myriad Genetics, Inc. *	17,140	425,929
Obagi Medical Products, Inc. *	8,100	124,254
Onyx Pharmaceuticals, Inc. *	10,000	749,700
Pacific Biosciences of California, Inc. *	29,700	53,757
Par Pharmaceutical Cos., Inc. *	18,870	942,745
PAREXEL International Corp. *	30,720	845,414
PDL BioPharma, Inc.	160,350	1,088,776
QLT, Inc. (b)*	25,100	210,589
Questcor Pharmaceuticals, Inc. (b)*	3,500	129,045
Regeneron Pharmaceuticals, Inc. *	3,200	430,880
Salix Pharmaceuticals Ltd. *	5,295	237,322
Sinovac Biotech Ltd. *	44,300	94,802
Synageva BioPharma Corp. *	2,400	120,144
Techne Corp.	8,365	577,854
The Medicines Co. *	9,320	233,373
United Therapeutics Corp. *	12,420	680,368
Vertex Pharmaceuticals, Inc. *	7,000	339,570
ViroPharma, Inc. *	22,460	487,607

		17,038,188

 9

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 8.3%
Acadia Realty Trust	23,474	561,968
Agree Realty Corp.	6,400	150,592
Alexander’s, Inc.	420	179,453
Altisource Portfolio Solutions S.A. *	3,700	286,972
American Assets Trust, Inc.	4,900	127,400
American Campus Communities, Inc.	24,360	1,160,998
Anworth Mortgage Asset Corp.	159,155	1,056,789
Apollo Commercial Real Estate Finance, Inc.	13,300	222,110
Ashford Hospitality Trust	120,485	919,301
Associated Estates Realty Corp.	19,300	288,149
AV Homes, Inc. *	17,745	219,683
Campus Crest Communities, Inc.	12,200	133,712
CapLease, Inc.	67,600	307,580
Capstead Mortgage Corp.	86,550	1,218,624
Cedar Realty Trust, Inc.	105,845	545,102
Chesapeake Lodging Trust	8,900	151,033
Colony Financial, Inc.	6,900	126,615
Coresite Realty Corp.	5,800	154,628
Cousins Properties, Inc.	113,783	863,613
CreXus Investment Corp.	11,300	118,424
CubeSmart	62,775	752,672
CYS Investments, Inc.	28,500	412,110
Douglas Emmett, Inc.	53,600	1,260,136
DuPont Fabros Technology, Inc.	18,200	489,580
Dynex Capital, Inc.	15,400	160,006
EastGroup Properties, Inc.	14,550	778,134
Education Realty Trust, Inc.	33,300	390,276
Equity Lifestyle Properties Inc	7,470	537,242
Equity One, Inc.	33,800	733,122
Extra Space Storage, Inc.	34,865	1,141,480
FelCor Lodging Trust, Inc. *	181,350	877,734
First Industrial Realty Trust, Inc. *	62,200	792,428
First Potomac Realty Trust	41,000	475,190
Forest City Enterprises, Inc., Class A *	67,900	958,069
Forestar Group, Inc. *	22,060	251,043
Franklin Street Properties Corp.	71,820	744,773
Getty Realty Corp. (b)	17,060	316,975
Gladstone Commercial Corp. (b)	8,900	153,881
Glimcher Realty Trust	65,525	656,561
Government Properties Income Trust	12,800	293,120
Gramercy Capital Corp. *	68,000	161,160
Healthcare Realty Trust, Inc.	50,500	1,240,280
Hersha Hospitality Trust	112,640	547,430
HomeBanc Corp. (b)(c)(d)*	6,875	—
Howard Hughes Corp. *	20,100	1,238,763
Hudson Pacific Properties, Inc.	9,300	165,354
Inland Real Estate Corp.	85,030	678,539
Invesco Mortgage Capital, Inc.	37,200	736,188
Investors Real Estate Trust	85,925	701,148
Kennedy-Wilson Holdings, Inc.	7,900	108,072
Kite Realty Group Trust	68,080	342,442
LaSalle Hotel Properties	42,640	1,119,726
LTC Properties, Inc.	11,630	415,191
Medical Properties Trust, Inc.	69,400	683,590
Mid-America Apartment Communities, Inc.	16,845	1,166,179
Mission West Properties, Inc.	26,700	235,227
Monmouth Real Estate Investment Corp., Class A	17,800	198,292
MPG Office Trust, Inc. *	96,620	285,995
National Health Investors, Inc.	7,835	420,661
New York Mortgage Trust, Inc.	12,500	85,000
Newcastle Investment Corp.	155,500	1,158,475
NorthStar Realty Finance Corp.	206,432	1,137,440
Omega Healthcare Investors, Inc. (b)	48,190	1,168,126
One Liberty Properties, Inc. (b)	10,703	202,180
Parkway Properties, Inc.	34,720	386,434
Pebblebrook Hotel Trust	15,100	343,072
Pennsylvania Real Estate Investment Trust	79,500	1,141,620
PennyMac Mortgage Investment Trust	14,400	303,408
Post Properties, Inc.	22,520	1,163,158
PS Business Parks, Inc.	9,250	625,393
RAIT Financial Trust (b)	195,920	909,069
Ramco-Gershenson Properties Trust	46,070	586,932
Resource Capital Corp.	90,000	490,500
Retail Opportunity Investments Corp.	15,400	187,726
RLJ Lodging Trust	47,600	837,760
Rouse Properties, Inc. (b)	8,400	116,256
Sabra Health Care REIT, Inc.	66,933	1,239,599
Saul Centers, Inc.	8,505	354,148
Sovran Self Storage, Inc.	16,670	951,857
Starwood Property Trust, Inc.	41,800	930,468
Strategic Hotels & Resorts, Inc. *	103,355	626,331
Summit Hotel Properties, Inc.	16,800	139,440
Sun Communities, Inc.	13,355	622,210
Sunstone Hotel Investors, Inc. *	121,300	1,214,213
Tanger Factory Outlet Centers, Inc.	26,680	859,096
The St. Joe Co. (b)*	35,970	608,972
Two Harbors Investment Corp.	18,400	211,048
UMH Properties, Inc.	9,900	110,682
Universal Health Realty Income Trust	4,000	174,160
Urstadt Biddle Properties, Class A	12,195	231,583
Winthrop Realty Trust	16,800	204,288

		50,732,159

Retailing 4.8%
1-800-FLOWERS.COM, Inc., Class A *	45,247	158,817
America’s Car-Mart, Inc. *	3,900	178,932
Bebe Stores, Inc.	28,890	173,340
Big 5 Sporting Goods Corp.	37,440	282,298
Blue Nile, Inc. (b)*	4,200	107,856
Brown Shoe Co., Inc.	87,242	1,200,450
Build-A-Bear Workshop, Inc. *	49,750	231,337
Casual Male Retail Group, Inc. *	50,300	191,140
Chico’s FAS, Inc.	74,300	1,138,276
Christopher & Banks Corp.	67,040	146,147
Citi Trends, Inc. *	21,600	324,648
Coldwater Creek, Inc. *	252,960	161,894
Conn’s, Inc. *	29,689	529,949
Destination Maternity Corp.	14,900	266,561
DSW, Inc., Class A	12,468	737,108
Express, Inc. *	37,800	608,580
Fred’s, Inc., Class A	48,570	689,694
Genesco, Inc. *	14,600	966,812

10

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GNC Holdings, Inc., Class A	29,300	1,128,929
Gordmans Stores, Inc. *	6,400	108,416
Haverty Furniture Cos, Inc.	22,000	248,160
hhgregg, Inc. (b)*	25,400	174,752
Hibbett Sports, Inc. *	8,385	509,556
Hot Topic, Inc.	45,700	464,312
Jos. A. Bank Clothiers, Inc. *	12,585	531,842
Kirkland’s, Inc. *	10,222	110,500
Lithia Motors, Inc., Class A	30,235	842,347
Lumber Liquidators Holdings, Inc. *	9,800	414,442
MarineMax, Inc. *	30,700	228,408
Monro Muffler Brake, Inc.	7,640	252,655
Netflix, Inc. (b)*	8,200	466,170
New York & Co., Inc. *	47,200	214,760
Nutrisystem, Inc.	35,830	375,678
Orbitz Worldwide, Inc. *	64,700	280,798
Overstock.com, Inc. (b)*	31,860	256,154
Pacific Sunwear of California, Inc. *	149,130	317,647
PetMed Express, Inc. (b)	9,400	91,368
Pier 1 Imports, Inc.	27,985	461,473
Pool Corp.	24,680	909,705
rue21, Inc. *	7,400	182,336
Sally Beauty Holdings, Inc. *	44,465	1,174,765
Select Comfort Corp. *	10,770	280,128
Shoe Carnival, Inc.	17,100	379,620
Shutterfly, Inc. *	8,900	292,187
Stage Stores, Inc.	50,955	965,088
Stein Mart, Inc. *	46,615	370,589
Systemax, Inc. *	9,445	117,779
The Bon-Ton Stores, Inc. (b)	63,111	416,533
The Buckle, Inc. (b)	16,122	623,438
The Cato Corp., Class A	21,495	601,860
The Children’s Place Retail Stores, Inc. *	22,360	1,135,888
The Finish Line, Inc., Class A	28,852	602,430
The Pep Boys - Manny, Moe & Jack	58,515	530,731
The Talbots, Inc. (b)*	243,180	666,313
The Wet Seal, Inc., Class A *	104,960	287,590
TravelCenters of America L.L.C. *	158,300	780,419
TripAdvisor, Inc. *	22,000	823,020
Tuesday Morning Corp. *	68,230	345,244
Ulta Salon, Cosmetics & Fragrance, Inc.	6,600	560,208
ValueVision Media, Inc., Class A *	98,020	184,278
Vitamin Shoppe, Inc. *	10,400	571,168
VOXX International Corp. *	24,620	184,404
West Marine, Inc. *	18,280	187,004
Zale Corp. *	200,600	605,812
Zumiez, Inc. *	7,180	260,849

		29,611,592

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	30,620	377,238
Alpha & Omega Semiconductor Ltd. *	14,200	109,482
ANADIGICS, Inc. *	58,000	73,660
Applied Micro Circuits Corp. *	27,540	157,529
ATMI, Inc. *	18,415	349,517
Axcelis Technologies, Inc. *	108,560	92,276
Brooks Automation, Inc.	31,490	291,597
Cabot Microelectronics Corp.	12,830	377,202
Canadian Solar, Inc. (b)*	103,000	275,010
Cavium, Inc. *	4,100	110,782
CEVA, Inc. *	3,700	57,498
ChipMOS TECHNOLOGIES Bermuda Ltd. (b)*	20,300	222,691
Cirrus Logic, Inc. *	13,535	497,682
Cohu, Inc.	18,710	160,906
Cymer, Inc. *	13,820	790,642
Cypress Semiconductor Corp. *	41,205	440,481
Diodes, Inc. *	16,497	312,453
DSP Group, Inc. *	33,340	192,705
Entegris, Inc. *	63,145	508,317
Entropic Communications, Inc. *	24,700	148,200
Exar Corp. *	20,115	148,851
Fairchild Semiconductor International, Inc. *	75,500	1,046,430
FormFactor, Inc. *	51,165	313,130
Freescale Semiconductor Holdings I Ltd. (b)*	33,500	357,445
GT Advanced Technologies, Inc. *	57,800	295,936
Hittite Microwave Corp. *	4,955	251,070
Integrated Device Technology, Inc. *	101,480	511,459
International Rectifier Corp. *	44,700	761,688
IXYS Corp. *	12,100	122,210
Kopin Corp. *	31,400	113,982
Kulicke & Soffa Industries, Inc. *	31,980	354,019
Lattice Semiconductor Corp. *	37,700	139,867
LTX-Credence Corp. *	20,900	122,474
Magnachip Semiconductor Corp. *	29,900	304,382
Micrel, Inc.	19,850	185,399
Microsemi Corp. *	31,645	612,647
MKS Instruments, Inc.	26,750	706,200
Monolithic Power Systems, Inc. *	11,700	226,746
Nanometrics, Inc. *	5,200	78,988
OmniVision Technologies, Inc. *	40,380	566,128
Pericom Semiconductor Corp. *	21,200	170,448
Photronics, Inc. *	81,625	477,506
PMC-Sierra, Inc. *	116,425	619,381
Power Integrations, Inc.	6,360	224,126
Rambus, Inc. *	35,900	150,780
RF Micro Devices, Inc. *	167,845	651,239
Rudolph Technologies, Inc. *	15,100	151,000
Semtech Corp. *	14,905	356,080
Sigma Designs, Inc. *	51,050	347,140
Silicon Image, Inc. *	37,060	145,275
Silicon Laboratories, Inc. *	8,590	317,401
Skyworks Solutions, Inc. *	40,700	1,177,451
Spansion, Inc., Class A *	71,700	734,925
Standard Microsystems Corp. *	14,790	545,899
STR Holdings, Inc. *	39,100	130,594
SunPower Corp. *	73,469	287,999
Supertex, Inc. *	7,700	130,823
Tessera Technologies, Inc.	37,790	546,066
TriQuint Semiconductor, Inc. *	114,260	644,426
Ultra Clean Holdings, Inc. *	19,400	117,176
Veeco Instruments, Inc. (b)*	24,960	891,322
Volterra Semiconductor Corp. *	3,700	85,026

		21,667,002

Software & Services 7.2%
ACI Worldwide, Inc. *	9,157	403,000

 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Actuate Corp. *	19,000	122,740
Acxiom Corp. *	69,615	1,167,444
Advent Software, Inc. *	9,820	223,503
American Software, Inc., Class A	14,400	116,064
Ancestry.com, Inc. (b)*	11,300	378,211
Ariba, Inc. *	11,045	490,729
AsiaInfo-Linkage, Inc. (b)*	31,200	319,488
Aspen Technology, Inc. *	6,900	161,322
Bankrate, Inc. *	6,800	108,460
Blackbaud, Inc.	10,200	275,196
Blucora, Inc. *	16,400	250,100
Booz Allen Hamilton Holding Corp.	19,800	345,114
Bottomline Technologies, Inc. *	5,200	98,748
Cadence Design Systems, Inc. *	70,400	860,288
Cardtronics, Inc. *	11,200	347,312
Cass Information Systems, Inc.	2,910	110,580
CIBER, Inc. *	119,970	449,887
CommVault Systems, Inc. *	4,000	194,080
Computer Task Group, Inc. *	7,700	114,807
comScore, Inc. *	6,000	92,400
Comverse Technology, Inc. *	105,200	571,236
Concur Technologies, Inc. *	7,100	479,534
CoStar Group, Inc. *	4,940	407,698
CSG Systems International, Inc. *	30,445	536,745
DealerTrack Holdings, Inc. *	8,995	262,384
Dice Holdings, Inc. *	17,200	129,688
Digital River, Inc. *	33,950	603,970
Dynamics Research Corp. *	11,500	66,125
EarthLink, Inc.	126,375	865,669
Ebix, Inc. (b)	5,900	127,971
EPIQ Systems, Inc.	21,370	241,267
ePlus, Inc. *	4,800	163,104
Euronet Worldwide, Inc. *	39,395	720,141
ExlService Holdings, Inc. *	6,100	150,365
FactSet Research Systems, Inc.	9,565	889,162
Fair Isaac Corp.	15,705	679,869
FleetCor Technologies, Inc. *	7,800	287,976
Forrester Research, Inc.	7,025	200,494
Fortinet, Inc. *	5,800	139,258
Gartner, Inc. *	18,900	838,971
Genpact Ltd. *	63,450	1,105,299
Global Cash Access Holdings, Inc. *	54,735	353,588
Heartland Payment Systems, Inc.	22,565	715,310
iGATE Corp. *	6,300	100,170
Informatica Corp. *	6,255	184,585
Internap Network Services Corp. *	26,400	170,016
InterXion Holding N.V. *	9,000	173,250
IntraLinks Holdings, Inc. *	31,800	138,648
j2 Global, Inc.	15,185	454,487
Jack Henry & Associates, Inc.	27,980	971,745
JDA Software Group, Inc. *	22,785	673,980
Kenexa Corp. *	5,700	135,717
KIT Digital, Inc. (b)*	11,900	38,080
Limelight Networks, Inc. (b)*	29,700	82,566
Lionbridge Technologies, Inc. *	72,100	222,068
Liquidity Services, Inc. *	2,700	123,444
Manhattan Associates, Inc. *	5,595	261,231
ManTech International Corp., Class A	25,000	548,250
MAXIMUS, Inc.	11,790	595,395
Mentor Graphics Corp. *	51,420	785,698
MercadoLibre, Inc.	1,700	113,577
MICROS Systems, Inc. *	17,640	842,134
MicroStrategy, Inc., Class A *	1,828	212,889
ModusLink Global Solutions, Inc. *	69,475	237,604
MoneyGram International, Inc. *	5,700	88,692
Monotype Imaging Holdings, Inc. *	9,500	139,460
Move, Inc. *	14,375	132,394
NCI, Inc., Class A *	16,100	95,473
Net 1 UEPS Technologies, Inc. *	36,560	301,986
NetScout Systems, Inc. *	13,000	303,680
NeuStar, Inc., Class A *	20,275	717,938
NIC, Inc.	12,200	164,212
Opnet Technologies, Inc.	3,700	97,828
Parametric Technology Corp. *	34,540	743,992
Perficient, Inc. *	14,600	194,034
PRGX Global, Inc. *	22,200	168,720
Progress Software Corp. *	29,425	572,022
QLIK Technologies, Inc. *	4,900	98,000
Quest Software, Inc. *	34,980	977,341
QuinStreet, Inc. *	20,000	181,400
Rackspace Hosting, Inc. *	12,220	536,214
RealNetworks, Inc.	24,436	189,623
Red Hat, Inc. *	15,600	837,096
Rosetta Stone, Inc. *	14,300	186,329
Rovi Corp. *	31,769	425,069
Salesforce.com, Inc. *	6,221	773,644
Sapient Corp.	31,080	309,557
SeaChange International, Inc. *	25,000	189,250
SINA Corp. *	10,980	498,602
Smith Micro Software, Inc. *	60,400	104,492
Sohu.com, Inc. (b)*	12,000	420,600
Solarwinds, Inc. *	2,400	128,136
Solera Holdings, Inc.	11,760	459,228
SS&C Technologies Holdings, Inc. *	12,500	303,750
Synchronoss Technologies, Inc. *	4,700	89,864
Syntel, Inc.	4,855	282,221
Take-Two Interactive Software, Inc. *	55,655	488,651
TeleCommunication Systems, Inc., Class A *	73,500	97,755
TeleTech Holdings, Inc. *	42,510	699,715
The Hackett Group, Inc. *	23,800	112,098
The Ultimate Software Group, Inc. *	1,500	134,205
THQ, Inc. (b)*	75,870	390,730
TIBCO Software, Inc. *	27,030	759,273
TiVo, Inc. *	13,100	113,839
TNS, Inc. *	22,095	374,068
Tyler Technologies, Inc. *	5,280	206,026
United Online, Inc.	143,327	607,706
Unwired Planet, Inc. *	102,135	200,185
ValueClick, Inc. *	27,280	428,569
VASCO Data Security International, Inc. *	10,400	96,200
VeriFone Systems, Inc. *	11,135	404,089
Verint Systems, Inc. *	8,500	237,235
VeriSign, Inc. *	23,300	1,034,986
Virtusa Corp. *	8,500	128,775
VistaPrint N.V. (b)*	10,120	349,140
VMware, Inc., Class A *	6,900	626,244
WebMD Health Corp. *	20,284	298,378
Websense, Inc. *	11,690	175,467
Wright Express Corp. *	11,100	714,618
XO Group, Inc. *	16,700	143,787

12

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yandex N.V. *	6,100	117,303

		43,880,720

Technology Hardware & Equipment 5.4%
3D Systems Corp. (b)*	4,900	186,200
Acme Packet, Inc. *	8,100	128,385
ADTRAN, Inc.	19,545	421,781
Aeroflex Holding Corp. *	12,100	72,721
Agilysys, Inc. *	27,522	239,166
Anaren, Inc. *	9,000	180,630
Arris Group, Inc. *	93,105	1,181,502
Aruba Networks, Inc. *	5,400	76,572
Aviat Networks, Inc. *	83,960	189,750
Avid Technology, Inc. *	43,925	404,549
AVX Corp.	51,300	499,662
Badger Meter, Inc.	6,900	233,841
Bel Fuse, Inc., Class B	8,400	151,452
Black Box Corp.	24,840	661,738
Calix, Inc. *	17,400	80,214
Checkpoint Systems, Inc. *	62,280	478,933
Ciena Corp. *	22,560	361,637
Cognex Corp.	9,165	309,777
Coherent, Inc. *	9,540	465,838
Comtech Telecommunications Corp.	22,370	611,148
Cray, Inc. *	21,100	262,273
CTS Corp.	33,495	298,106
Daktronics, Inc.	33,065	255,592
Datalink Corp. *	10,400	81,848
Digi International, Inc. *	17,700	161,955
Dolby Laboratories, Inc., Class A *	17,800	627,450
DTS, Inc. *	4,300	80,109
EchoStar Corp., Class A *	35,200	1,013,760
Electro Rent Corp.	12,905	216,288
Electro Scientific Industries, Inc.	17,435	216,368
Electronics for Imaging, Inc. *	31,202	456,173
Emcore Corp. (b)*	24,024	119,640
Emulex Corp. *	52,965	342,684
Extreme Networks, Inc. *	55,465	177,488
F5 Networks, Inc. *	7,540	704,085
Fabrinet *	11,800	156,704
FARO Technologies, Inc. *	3,100	133,393
FEI Co.	13,620	649,810
Finisar Corp. *	29,930	372,030
Gerber Scientific, Inc. (b)(c)(d)*	19,700	—
Globecomm Systems, Inc. *	10,200	103,836
GSI Group, Inc. *	20,500	211,150
Harmonic, Inc. *	63,800	270,512
Hutchinson Technology, Inc. (b)*	58,500	81,315
Imation Corp. *	61,585	343,028
Infinera Corp. *	34,500	190,440
InterDigital, Inc.	11,100	303,030
Intermec, Inc. *	73,735	443,885
Intevac, Inc. *	22,300	130,901
IPG Photonics Corp. *	4,500	233,235
Ixia *	6,600	102,300
JDS Uniphase Corp. *	72,800	716,352
KEMET Corp. *	61,000	294,630
Littelfuse, Inc.	7,045	377,894
Loral Space & Communications, Inc.	5,650	406,518
Measurement Specialties, Inc. *	6,800	202,504
Mercury Computer Systems, Inc. *	10,700	124,869
Methode Electronics, Inc.	36,130	317,944
MTS Systems Corp.	6,080	264,298
Multi-Fineline Electronix, Inc. *	7,520	196,798
Nam Tai Electronics, Inc.	25,740	157,271
National Instruments Corp.	24,642	636,749
NETGEAR, Inc. *	16,150	559,275
Newport Corp. *	20,330	228,713
Novatel Wireless, Inc. *	59,900	141,364
Oclaro, Inc. (b)*	102,618	287,330
Oplink Communications, Inc. *	9,200	121,992
Orbotech Ltd. *	21,000	168,000
OSI Systems, Inc. *	6,590	425,319
Park Electrochemical Corp.	15,110	408,121
PC Connection, Inc.	23,100	274,659
Plantronics, Inc.	16,410	538,576
Plexus Corp. *	29,580	849,538
Polycom, Inc. *	55,040	481,050
Power-One, Inc. *	103,300	516,500
Powerwave Technologies, Inc. (b)*	185,824	87,523
Pulse Electronics Corp.	37,710	68,255
QLogic Corp. *	47,380	546,765
Quantum Corp. *	147,900	218,892
Radisys Corp. *	23,200	79,112
RADWARE Ltd. *	3,400	102,782
RealD, Inc. (b)*	8,200	79,540
Richardson Electronics Ltd.	14,700	180,075
Rimage Corp.	10,400	72,280
Riverbed Technology, Inc. *	13,100	231,084
Rofin-Sinar Technologies, Inc. *	19,110	346,464
Rogers Corp. *	8,920	319,782
ScanSource, Inc. *	26,340	760,436
Silicon Graphics International Corp. (b)*	15,660	104,139
Smart Technologies, Inc. *	38,100	60,198
Sonus Networks, Inc. *	92,670	153,832
STEC, Inc. *	30,100	242,907
Stratasys, Inc. *	3,800	232,864
Super Micro Computer, Inc. *	14,000	173,740
Sycamore Networks, Inc. *	12,700	180,975
Symmetricom, Inc. *	30,700	183,893
Synaptics, Inc. *	8,805	232,276
SYNNEX Corp. *	22,000	744,260
TESSCO Technologies, Inc.	7,100	133,125
TTM Technologies, Inc. *	49,400	540,436
UTStarcom Holdings Corp. *	114,500	122,515
ViaSat, Inc. *	16,515	632,524
Vishay Precision Group, Inc. *	10,900	148,240
Westell Technologies, Inc., Class A *	50,833	111,324
Xyratex Ltd.	37,625	445,104
Zebra Technologies Corp., Class A *	23,620	815,835
Zygo Corp. *	5,200	92,976

		32,815,301

Telecommunication Services 1.4%
Alaska Communications Systems Group, Inc. (b)	175,840	371,022
Atlantic Tele-Network, Inc.	7,500	262,200
Cbeyond, Inc. *	34,060	242,848
Clearwire Corp., Class A *	116,200	132,468
Cogent Communications Group, Inc. *	11,300	208,711

 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Communications Holdings, Inc. (b)	41,114	652,068
Fairpoint Communications, Inc. (b)*	45,800	279,838
General Communication, Inc., Class A *	40,860	385,719
HickoryTech Corp.	12,000	128,040
IDT Corp., Class B	65,600	663,872
Iridium Communications, Inc. *	40,500	366,930
Leap Wireless International, Inc. *	96,000	545,280
Neutral Tandem, Inc. *	22,000	300,520
NTELOS Holdings Corp.	22,620	479,544
Premiere Global Services, Inc. *	54,700	501,052
Primus Telecommunications Group, Inc.	7,200	113,976
SBA Communications Corp., Class A *	15,705	927,537
Shenandoah Telecommunications Co.	21,800	343,350
United States Cellular Corp. *	18,600	764,832
USA Mobility, Inc.	52,905	589,362
Vonage Holdings Corp. *	75,600	135,324

		8,394,493

Transportation 2.7%
Aegean Marine Petroleum Network, Inc.	64,100	363,447
Air Transport Services Group, Inc. *	96,830	467,689
Allegiant Travel Co. *	5,280	375,197
AMERCO	9,200	859,280
Arkansas Best Corp.	44,340	607,015
Baltic Trading Ltd.	30,200	96,036
Celadon Group, Inc.	20,880	311,738
Copa Holdings S.A., Class A	12,300	953,619
Costamare, Inc.	9,900	128,997
Diana Shipping, Inc. *	102,235	682,930
Eagle Bulk Shipping, Inc. (b)*	43,939	127,423
Echo Global Logistics, Inc. *	4,900	88,396
Excel Maritime Carriers Ltd. *	152,824	65,714
Forward Air Corp.	10,425	348,821
Genco Shipping & Trading Ltd. (b)*	165,645	357,793
Genesee & Wyoming, Inc., Class A *	13,265	823,226
Hawaiian Holdings, Inc. *	123,040	783,765
Heartland Express, Inc.	51,865	720,923
Hub Group, Inc., Class A *	23,410	696,448
International Shipholding Corp.	8,900	164,472
Knight Transportation, Inc.	26,325	403,562
Landstar System, Inc.	17,670	873,075
Marten Transport Ltd.	15,600	280,020
Navios Maritime Holdings, Inc.	121,800	427,518
Old Dominion Freight Line, Inc. *	25,250	1,070,600
Pacer International, Inc. *	92,360	387,912
Park-Ohio Holdings Corp. *	16,400	281,588
Quality Distribution, Inc. *	19,400	195,940
RailAmerica, Inc. *	10,900	298,987
Roadrunner Transportation Systems, Inc. *	12,900	225,363
Safe Bulkers, Inc.	26,100	155,556
Saia, Inc. *	22,400	506,240
Spirit Airlines, Inc. *	5,600	120,456
Star Bulk Carriers Corp.	125,900	65,644
Swift Transportation Co. *	69,900	580,170
US Airways Group, Inc. *	147,400	1,689,204
Wesco Aircraft Holdings, Inc. *	7,500	100,125

		16,684,889

Utilities 1.8%
American States Water Co.	13,315	541,255
California Water Service Group	32,680	603,600
CH Energy Group, Inc.	13,405	871,727
Chesapeake Utilities Corp.	6,850	313,319
Connecticut Water Service, Inc.	5,000	151,150
Consolidated Water Co., Ltd.	13,100	107,420
El Paso Electric Co.	33,290	1,126,866
MGE Energy, Inc.	17,100	819,774
Middlesex Water Co.	10,900	203,830
Northwest Natural Gas Co.	24,505	1,193,148
Ormat Technologies, Inc.	12,200	219,600
Otter Tail Corp.	47,680	1,119,050
SJW Corp.	10,020	233,767
South Jersey Industries, Inc.	18,240	964,166
The Empire District Electric Co.	46,110	991,365
The Laclede Group, Inc.	22,440	937,543
The York Water Co.	6,200	111,786
Unitil Corp.	8,300	220,448

		10,729,814

Total Common Stock
(Cost $557,618,670)		604,111,105

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (c)(d)*	1,535	—

Total Warrants
(Cost $—)		—

Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund	5,194,502	5,194,502

Total Other Investment Company
(Cost $5,194,502)		5,194,502

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.09%, 09/20/12 (a)(e)	400,000	399,950

14

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.08%, 09/20/12 (a)(e)	290,000	289,970

Total Short-Term Investments
(Cost $689,920)		689,920

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 5.7% of net assets

State Street Institutional U.S. Government Money Market Fund	34,577,517	34,577,517

Total Collateral Invested for Securities on Loan
(Cost $34,577,517)		34,577,517

End of Collateral Invested for Securities on Loan

At 07/31/12 tax basis cost of the fund’s investments was $568,684,894 and the unrealized appreciation and depreciation were $109,887,200 and ($68,576,567), respectively, with a net unrealized appreciation of $41,310,633.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/12.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/21/12	65	5,099,900	(71,441)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or

 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$604,111,105	$—	$—	$604,111,105
Warrants(a)	—	—	—	—
Other Investment Company(a)	5,194,502	—	—	5,194,502
Short-Term Investments(a)	—	689,920	—	689,920

Total	$609,305,607	$689,920	$—	$609,995,527

Other Financial Instruments
Collateral Invested for Securities on Loan	$34,577,517	$—	$—	$34,577,517

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($71,441)	$—	$—	($71,441)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

16

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock	$40,139	($593,218)	$568,245	$—	($15,166)	$—	$—	$—
Rights	6,053	217	(6,053)	—	(217)	—	—	—

Total	$46,192	($593,001)	$562,192	$—	($15,383)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

On July 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG46847JUL12

 17

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

95.1%		Common Stock	481,502,246	439,377,372
0.4%		Preferred Stock	1,623,926	1,998,046
0.0%		Rights	383,663	1,875
3.5%		Other Investment Company	15,816,079	16,000,000
13.1%		Short-Term Investments	60,533,485	60,533,485

112.1%		Total Investments	559,859,399	517,910,778
1.0%		Collateral Invested for Securities on Loan	4,821,026	4,821,026
(13	.1)%	Other Assets and Liabilities, Net		(60,817,064)

100.0%		Total Net Assets		461,914,740

	Number	Value
Security	of Shares	($)

Common Stock 95.1% of net assets

Australia 5.3%

Banks 1.9%
Australia & New Zealand Banking Group Ltd.	76,195	1,873,581
Bendigo & Adelaide Bank Ltd.	12,802	109,821
Commonwealth Bank of Australia	40,864	2,460,221
National Australia Bank Ltd.	85,414	2,228,632
Westpac Banking Corp.	86,399	2,095,617

		8,767,872

Capital Goods 0.0%
CSR Ltd.	65,468	85,318
Leighton Holdings Ltd.	5,233	93,496

		178,814

Commercial & Professional Supplies 0.1%
Brambles Ltd.	30,490	199,055
Downer EDI Ltd. *	18,744	59,359

		258,414

Consumer Services 0.1%
Crown Ltd.	11,442	101,209
TABCORP Holdings Ltd.	87,660	298,354
Tatts Group Ltd.	57,927	176,273

		575,836

Diversified Financials 0.1%
ASX Ltd.	2,995	97,921
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	19,450	506,074

		603,995

Energy 0.3%
Caltex Australia Ltd.	9,379	138,839
Oil Search Ltd.	13,057	95,287
Origin Energy Ltd.	22,971	283,538
Santos Ltd.	17,025	191,041
Woodside Petroleum Ltd.	10,819	381,561
WorleyParsons Ltd.	4,008	109,307

		1,199,573

Food & Staples Retailing 0.5%
Metcash Ltd.	39,266	140,461
Wesfarmers Ltd.	28,309	966,158
Wesfarmers Ltd., Price Protected Shares	4,374	155,522
Woolworths Ltd.	34,230	1,025,619

		2,287,760

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	12,534	183,055
Goodman Fielder Ltd.	109,621	55,739

		238,794

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	10,909	144,699

Insurance 0.5%
AMP Ltd.	93,958	393,743
Insurance Australia Group Ltd.	77,570	305,891
QBE Insurance Group Ltd.	57,607	845,525
Suncorp Group Ltd.	74,449	660,330

		2,205,489

Materials 0.8%
Amcor Ltd.	36,241	286,114
Arrium Ltd.	143,555	107,282
BHP Billiton Ltd.	63,317	2,103,231
BlueScope Steel Ltd. *	531,760	146,882
Boral Ltd.	30,333	106,583
Incitec Pivot Ltd.	40,288	130,613
Newcrest Mining Ltd.	4,124	100,854
Orica Ltd.	8,490	220,790
OZ Minerals Ltd.	9,706	76,519
Rio Tinto Ltd.	10,158	562,521
Sims Metal Management Ltd.	9,695	83,907

		3,925,296

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	6,068	271,367

Real Estate 0.5%
CFS Retail Property Trust Group	50,240	104,272
Dexus Property Group	143,290	148,471
Goodman Group	32,811	129,044
GPT Group	53,915	193,967
Lend Lease Group	28,097	237,653
Mirvac Group	124,784	178,847
Stockland	90,974	318,779
Westfield Group	76,576	800,986

		2,112,019

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.0%
Computershare Ltd.	11,035	88,527

Telecommunication Services 0.2%
Telstra Corp., Ltd.	189,755	796,925

Transportation 0.1%
Asciano Ltd.	27,767	125,982
Qantas Airways Ltd. *	100,049	119,159
Sydney Airport	40,751	134,476
Toll Holdings Ltd.	25,745	108,148
Transurban Group	20,891	134,199

		621,964

Utilities 0.0%
AGL Energy Ltd.	12,227	201,254

		24,478,598

Austria 0.4%

Banks 0.1%
Erste Group Bank AG *	24,796	448,023
Raiffeisen Bank International AG	4,077	134,184

		582,207

Capital Goods 0.0%
Wienerberger AG	10,301	86,601

Energy 0.1%
OMV AG	12,075	378,867

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,242	87,211

Materials 0.1%
Voestalpine AG	12,349	335,403

Real Estate 0.0%
Immofinanz AG *	58,414	190,994

Telecommunication Services 0.1%
Telekom Austria AG	26,264	238,840

		1,900,123

Belgium 0.9%

Banks 0.1%
Dexia S.A. *	364,469	98,468
KBC GROEP N.V.	19,025	397,382

		495,850

Capital Goods 0.0%
Bekaert N.V.	3,194	82,371

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	3,081	201,245

Food & Staples Retailing 0.1%
Colruyt S.A.	2,255	102,265
Delhaize Group S.A.	10,152	362,998

		465,263

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	13,051	1,032,634

Insurance 0.1%
Ageas *	329,542	653,589

Materials 0.1%
Solvay S.A.	1,682	174,634
Umicore S.A.	3,906	172,829

		347,463

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	4,726	236,430

Retailing 0.0%
S.A. D’Ieteren N.V.	2,048	85,010

Telecommunication Services 0.1%
Belgacom S.A.	10,813	311,111

		3,910,966

Canada 6.4%

Automobiles & Components 0.1%
Magna International, Inc.	9,818	393,562

Banks 1.6%
Bank of Montreal (c)	19,313	1,106,186
Bank of Nova Scotia	27,848	1,453,700
Canadian Imperial Bank of Commerce	11,477	839,445
National Bank of Canada	4,430	329,892
Royal Bank of Canada	37,544	1,923,529
The Toronto-Dominion Bank	20,359	1,602,166

		7,254,918

Capital Goods 0.1%
Bombardier, Inc., Class A	17,800	66,205
Bombardier, Inc., Class B	56,268	202,550
Finning International, Inc.	4,380	100,629
SNC-Lavalin Group, Inc.	3,400	134,122
Superior Plus Corp.	11,800	86,601

		590,107

Consumer Services 0.0%
Tim Hortons, Inc.	1,700	90,403

Diversified Financials 0.1%
CI Financial Corp.	6,300	140,153
IGM Financial, Inc.	3,320	130,072
Onex Corp.	7,961	303,008

		573,233

Energy 1.8%
ARC Resources Ltd.	7,100	177,208
Baytex Energy Corp.	2,000	82,924
Bonavista Energy Corp.	5,300	96,344
Cameco Corp.	6,400	134,018
Canadian Natural Resources Ltd.	21,300	580,899
Canadian Oil Sands Ltd.	19,800	398,428
Cenovus Energy, Inc.	16,009	489,281
Crescent Point Energy Corp.	3,800	151,038
Enbridge, Inc.	13,138	537,520
Encana Corp.	59,309	1,321,198
Enerplus Corp.	9,400	132,070
Husky Energy, Inc.	11,667	289,799
Imperial Oil Ltd.	5,823	249,445
Nexen, Inc.	18,426	468,160
Pembina Pipeline Corp.	7,165	191,476
Pengrowth Energy Corp. (c)	20,400	129,986
Penn West Petroleum Ltd.	20,400	278,279
Precision Drilling Corp. *	11,900	94,692
Suncor Energy, Inc.	31,045	949,135
Talisman Energy, Inc.	36,081	446,133

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TransCanada Corp.	18,235	830,426
Vermilion Energy, Inc.	1,900	88,573

		8,117,032

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	4,937	233,841
Empire Co., Ltd, Class A	2,233	127,120
George Weston Ltd.	3,605	212,989
Loblaw Cos., Ltd.	5,764	187,200
Metro, Inc.	3,740	207,539
Shoppers Drug Mart Corp.	6,159	253,951

		1,222,640

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	2,500	106,521
Viterra, Inc.	14,100	225,803

		332,324

Insurance 0.8%
Fairfax Financial Holdings Ltd.	762	286,837
Great-West Lifeco, Inc.	12,120	262,015
Industrial Alliance Insurance & Financial Services, Inc.	4,600	102,518
Intact Financial Corp.	2,523	162,271
Manulife Financial Corp.	103,448	1,110,969
Power Corp. of Canada	27,415	629,846
Power Financial Corp.	13,914	342,977
Sun Life Financial, Inc.	36,190	785,978

		3,683,411

Materials 0.5%
Agnico-Eagle Mines Ltd.	2,500	109,712
Agrium, Inc.	2,612	248,451
Barrick Gold Corp.	14,016	461,353
First Quantum Minerals Ltd.	5,400	98,055
Goldcorp, Inc.	9,210	332,454
Kinross Gold Corp.	23,253	194,306
Methanex Corp.	3,000	82,355
Potash Corp. of Saskatchewan, Inc.	7,142	316,204
Sherritt International Corp.	14,000	62,263
Sino-Forest Corp. (a)(b)*	20,000	—
Teck Resources Ltd., Class B	14,514	407,119
Yamana Gold, Inc.	8,476	125,680

		2,437,952

Media 0.2%
Quebecor, Inc., Class B	2,692	94,811
Shaw Communications, Inc., Class B	9,977	194,695
Thomson Reuters Corp.	14,507	411,407

		700,913

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	3,300	157,292

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	20,155	683,725
Brookfield Office Properties, Inc.	10,191	174,279
H&R REIT	4,000	99,716
RioCan REIT	4,372	124,858

		1,082,578

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	3,119	206,233

Software & Services 0.0%
CGI Group, Inc., Class A *	4,917	115,859

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	14,012	106,747
Research In Motion Ltd. (c)*	37,506	268,528

		375,275

Telecommunication Services 0.2%
BCE, Inc.	9,153	389,540
Rogers Communications, Inc., Class B	3,604	141,270
Telus Corp.	2,378	148,487
Telus Corp. - Non Voting Shares	1,431	87,771

		767,068

Transportation 0.2%
Canadian National Railway Co.	7,523	663,668
Canadian Pacific Railway Ltd.	3,132	254,564

		918,232

Utilities 0.1%
ATCO Ltd., Class I	1,733	127,359
Canadian Utilities Ltd., Class A	1,780	124,246
Emera, Inc.	2,900	102,137
Fortis, Inc.	5,200	173,912
TransAlta Corp.	8,969	139,966

		667,620

		29,686,652

China 0.0%

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd. (a)(b)*	171,320	12,151

Cyprus 0.0%

Banks 0.0%
Bank of Cyprus Public Co., Ltd. *	210,340	56,675
Marfin Popular Bank Public Co., Ltd. *	507,841	37,303

		93,978

Denmark 0.6%

Banks 0.2%
Danske Bank A/S *	51,650	765,655
Jyske Bank A/S - Reg’d *	3,091	82,708

		848,363

Capital Goods 0.0%
FLSmidth & Co. A/S	1,420	85,291
Vestas Wind Systems A/S (c)*	22,613	107,840

		193,131

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	3,969	320,810

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	3,649	562,631

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.2%
AP Moller - Maersk A/S, Series A	35	230,117
AP Moller - Maersk A/S, Series B	90	622,712
DSV A/S	4,743	101,638

		954,467

		2,879,402

Finland 0.9%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	2,547	101,417

Capital Goods 0.2%
Kone Oyj, B Shares	2,449	151,675
Metso Oyj	5,913	214,885
Wartsila Oyj Abp	7,096	212,478
YIT Oyj	5,741	102,745

		681,783

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	8,410	97,492

Energy 0.1%
Neste Oil Oyj	13,359	140,938

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	4,924	127,152

Insurance 0.1%
Sampo Oyj, A Shares	22,444	594,405

Materials 0.2%
Outokumpu Oyj *	68,046	59,306
Rautaruukki Oyj	13,314	86,639
Stora Enso Oyj, R Shares	39,864	226,931
UPM-Kymmene Oyj	37,692	402,620

		775,496

Technology Hardware & Equipment 0.2%
Nokia Oyj (c)	421,178	1,010,959

Telecommunication Services 0.0%
Elisa Oyj	6,304	130,932

Utilities 0.1%
Fortum Oyj	17,729	296,543

		3,957,117

France 10.4%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	7,080	481,062
Faurecia	5,129	81,328
Peugeot S.A. (c)*	60,226	467,083
Renault S.A.	19,801	863,570
Valeo S.A.	4,487	192,232

		2,085,275

Banks 1.2%
BNP Paribas S.A.	80,636	2,978,668
Credit Agricole S.A. *	168,334	719,479
Natixis	60,602	151,030
Societe Generale S.A. *	78,501	1,727,886

		5,577,063

Capital Goods 1.3%
Alstom S.A.	13,912	461,055
Bouygues S.A.	26,160	658,842
Compagnie de Saint-Gobain	34,213	1,030,258
Eiffage S.A.	7,470	197,483
European Aeronautic Defence & Space Co., N.V.	10,665	382,701
Legrand S.A.	6,838	219,071
Nexans S.A.	2,525	110,094
Rexel S.A.	3,774	63,070
Safran S.A.	5,806	196,473
Schneider Electric S.A.	16,671	939,954
Thales S.A.	4,026	125,894
Vallourec S.A.	6,023	249,360
Vinci S.A.	27,382	1,159,547
Zodiac Aerospace	959	93,519

		5,887,321

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	2,339	322,998
LVMH Moet Hennessy Louis Vuitton S.A.	5,679	854,295

		1,177,293

Consumer Services 0.1%
Accor S.A.	11,523	382,394
Sodexo	3,783	285,385

		667,779

Diversified Financials 0.0%
Eurazeo	2,271	90,287
Wendel S.A.	1,268	90,547

		180,834

Energy 1.4%
Compagnie Generale de Geophysique - Veritas *	6,040	172,884
Technip S.A.	2,457	257,923
Total S.A.	133,200	6,137,355

		6,568,162

Food & Staples Retailing 0.4%
Carrefour S.A.	76,096	1,361,640
Casino Guichard Perrachon S.A.	2,998	251,420
Rallye S.A.	2,885	83,855

		1,696,915

Food, Beverage & Tobacco 0.3%
Danone S.A.	14,318	870,296
Pernod-Ricard S.A.	5,111	549,256

		1,419,552

Health Care Equipment & Services 0.1%
Essilor International S.A.	2,911	253,382

Household & Personal Products 0.1%
L’Oreal S.A.	5,456	654,180

Insurance 0.7%
AXA S.A.	220,787	2,682,496
CNP Assurances	11,404	120,138
SCOR SE	9,763	231,352

		3,033,986

Materials 0.4%
Air Liquide S.A.	7,326	819,311
Arkema S.A.	1,807	133,010

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eramet	597	63,332
Imerys S.A.	1,612	81,144
Lafarge S.A.	17,922	821,604

		1,918,401

Media 0.2%
Eutelsat Communications S.A.	2,612	78,861
Lagardere S.C.A.	11,311	305,055
Metropole Television S.A.	6,096	84,478
PagesJaunes Groupe (c)*	36,503	64,073
Publicis Groupe S.A.	3,281	161,518
SES S.A.	9,182	220,734
Societe Television Francaise 1	10,337	86,961
Technicolor - Reg’d (c)*	43,795	95,160

		1,096,840

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	51,556	4,206,324

Real Estate 0.2%
Fonciere des Regions	1,443	104,140
ICADE	1,096	83,815
Klepierre	3,112	101,218
Unibail-Rodamco SE	2,483	476,104

		765,277

Retailing 0.1%
PPR	3,433	513,294

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	39,594	212,421

Software & Services 0.1%
AtoS	1,735	97,433
Cap Gemini S.A.	7,885	287,720

		385,153

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	148,855	164,284
Neopost S.A.	1,619	92,181

		256,465

Telecommunication Services 1.0%
France Telecom S.A.	211,554	2,832,939
Vivendi S.A.	103,557	1,964,021

		4,796,960

Transportation 0.1%
Air France-KLM (c)*	52,454	278,557
Groupe Eurotunnel S.A. - Reg’d	11,277	80,112

		358,669

Utilities 1.0%
EDF S.A.	21,035	435,762
GDF Suez	118,250	2,638,758
Suez Environnement Co.	26,760	293,774
Veolia Environnement	93,736	1,060,624

		4,428,918

		48,140,464

Germany 8.0%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	11,872	883,553
Continental AG	2,842	256,965
Daimler AG - Reg’d	57,520	2,865,954
Volkswagen AG	1,424	226,360

		4,232,832

Banks 0.1%
Commerzbank AG *	241,733	374,609

Capital Goods 0.7%
Brenntag AG	1,619	177,323
GEA Group AG	4,434	119,337
Hochtief AG *	4,180	198,338
MAN SE	2,529	236,549
Siemens AG - Reg’d	29,737	2,519,882

		3,251,429

Commercial & Professional Supplies 0.0%
Bilfinger Berger SE	1,561	127,952

Consumer Durables & Apparel 0.1%
Adidas AG	4,816	361,211

Consumer Services 0.1%
TUI AG *	47,668	307,297

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	63,860	1,938,830
Deutsche Boerse AG	5,919	294,461

		2,233,291

Food & Staples Retailing 0.1%
Metro AG	18,000	494,972

Health Care Equipment & Services 0.3%
Celesio AG	29,778	541,703
Fresenius Medical Care AG & Co KGaA	4,345	314,091
Fresenius SE & Co KGaA	3,949	420,520

		1,276,314

Household & Personal Products 0.1%
Beiersdorf AG	1,578	104,505
Henkel AG & Co. KGaA	2,834	167,415

		271,920

Insurance 1.2%
Allianz SE - Reg’d	33,097	3,283,497
Hannover Rueckversicherung AG - Reg’d	3,903	233,220
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	13,679	1,938,205

		5,454,922

Materials 1.1%
Aurubis AG	2,807	143,162
BASF SE	32,868	2,399,512
HeidelbergCement AG	11,094	514,047
K&S AG - Reg’d	5,146	253,875
Lanxess AG	2,497	173,119
Linde AG	3,179	472,814
Salzgitter AG	3,604	131,028
Symrise AG	3,066	96,230
ThyssenKrupp AG	34,891	639,635

		4,823,422

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg’d	25,122	1,908,078
Merck KGaA	1,422	143,015

		2,051,093

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.0%
Douglas Holding AG	2,103	87,705

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	16,770	121,856

Software & Services 0.1%
SAP AG	10,103	641,165

Technology Hardware & Equipment 0.0%
Wincor Nixdorf AG	2,135	81,094

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	294,258	3,316,860
Freenet AG	6,509	95,251

		3,412,111

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d	29,725	373,641
Deutsche Post AG - Reg’d	68,215	1,224,681

		1,598,322

Utilities 1.2%
E.ON AG	165,162	3,514,972
RWE AG	53,483	2,099,746

		5,614,718

		36,818,235

Greece 0.3%

Banks 0.1%
Alpha Bank A.E. *	159,679	236,445
EFG Eurobank Ergasias S.A. *	71,924	59,473
National Bank of Greece S.A. *	163,586	254,671
Piraeus Bank S.A. *	137,842	37,514

		588,103

Consumer Services 0.1%
OPAP S.A.	38,986	234,265

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A. *	7,213	126,467

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE) *	42,063	104,066

Utilities 0.0%
Public Power Corp. S.A. *	33,995	89,672

		1,142,573

Hong Kong 1.8%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	112,000	342,560
Hang Seng Bank Ltd.	24,100	334,350
The Bank of East Asia, Ltd.	51,870	180,161

		857,071

Capital Goods 0.3%
Hutchison Whampoa Ltd.	113,000	1,012,933
Jardine Matheson Holdings Ltd.	6,000	312,892
Jardine Strategic Holdings Ltd.	4,000	125,143

		1,450,968

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	28,500	86,046

Diversified Financials 0.0%
First Pacific Co., Ltd.	68,000	76,026
Hong Kong Exchanges & Clearing Ltd.	6,200	82,722

		158,748

Insurance 0.1%
AIA Group Ltd.	122,000	426,245

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	41,000	536,425
Hang Lung Group Ltd.	23,000	148,472
Hang Lung Properties Ltd.	38,000	134,259
Henderson Land Development Co., Ltd.	35,569	206,133
Hongkong Land Holdings Ltd.	60,000	358,082
Kerry Properties Ltd.	22,000	100,587
New World Development Co., Ltd.	154,000	195,821
Sino Land Co., Ltd.	68,000	115,542
Sun Hung Kai Properties Ltd.	44,600	554,006
Swire Pacific Ltd., Class A	36,500	436,766
The Link REIT	53,500	234,043
The Wharf Holdings Ltd.	42,000	241,860
Wheelock & Co., Ltd.	31,000	121,161

		3,383,157

Retailing 0.1%
Belle International Holdings Ltd.	59,000	108,422
Esprit Holdings Ltd. (c)	121,084	145,900
GOME Electrical Appliances Holdings Ltd.	513,000	41,984
Li & Fung Ltd.	102,000	200,350

		496,656

Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	41,000	84,311

Telecommunication Services 0.1%
PCCW Ltd.	427,000	167,332

Transportation 0.1%
Cathay Pacific Airways Ltd.	72,800	120,078
MTR Corp., Ltd.	35,000	121,965
Orient Overseas International Ltd.	26,000	147,429
Pacific Basin Shipping Ltd.	144,000	63,689

		453,161

Utilities 0.2%
CLP Holdings Ltd.	53,000	457,313
Hong Kong & China Gas Co., Ltd.	72,104	166,815
Power Assets Holdings Ltd.	34,500	270,742

		894,870

		8,458,565

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Ireland 0.2%

Banks 0.1%
Irish Bank Resolution Corp., Ltd. (a)(b)*	9,106	—
The Governor & Company of the Bank of Ireland *	2,433,845	301,526

		301,526

Capital Goods 0.1%
DCC plc	6,141	152,542

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	2,594	117,932

Materials 0.0%
Smurfit Kappa Group plc	14,752	109,736

Transportation 0.0%
Ryanair Holdings plc *	18,633	91,050

		772,786

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	55,606	161,129
Bank Leumi Le-Israel B.M. *	89,716	202,272

		363,401

Materials 0.0%
Israel Chemicals Ltd.	14,907	176,473

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	16,981	692,583

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	136,128	136,951
Cellcom Israel Ltd.	10,396	58,070

		195,021

		1,427,478

Italy 3.7%

Automobiles & Components 0.2%
Fiat S.p.A. *	143,918	705,255

Banks 0.9%
Banca Monte dei Paschi di Siena S.p.A. (c)*	645,380	142,608
Banca Popolare dell’Emilia Romagna Scrl	25,881	112,502
Banca Popolare di Milano Scarl *	293,711	134,467
Banca Popolare di Sondrio Scarl	14,467	79,576
Banco Popolare Scarl *	248,824	289,760
Intesa Sanpaolo S.p.A.	1,190,624	1,505,021
UniCredit S.p.A. *	516,656	1,750,502
Unione di Banche Italiane S.C.P.A.	96,769	280,258

		4,294,694

Capital Goods 0.2%
Fiat Industrial S.p.A.	38,950	381,606
Finmeccanica S.p.A. *	89,590	327,343
Prysmian S.p.A.	8,068	129,227

		838,176

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,585	88,622

Diversified Financials 0.1%
Exor S.p.A.	6,050	133,594
Mediobanca S.p.A.	31,227	107,373

		240,967

Energy 0.9%
Eni S.p.A.	188,120	3,879,081
Saipem S.p.A.	6,319	290,412
Tenaris S.A.	11,739	227,646

		4,397,139

Insurance 0.3%
Assicurazioni Generali S.p.A.	126,340	1,582,551
Fondiaria-Sai S.p.A. (c)*	5,278	6,469
Unipol Gruppo Finanziario S.p.A *	2,350	5,822

		1,594,842

Materials 0.0%
Buzzi Unicem S.p.A.	8,192	82,103
Italcementi S.p.A.	11,355	46,650
Italcementi S.p.A. - RSP	22,279	48,187

		176,940

Media 0.0%
Mediaset S.p.A.	114,146	198,955

Telecommunication Services 0.4%
Telecom Italia S.p.A.	1,672,048	1,361,085
Telecom Italia S.p.A. - RSP	754,705	525,420

		1,886,505

Transportation 0.1%
Atlantia S.p.A.	20,619	270,699

Utilities 0.6%
A2A S.p.A.	128,626	53,775
Enel Green Power S.p.A.	65,834	94,135
Enel S.p.A.	735,958	2,101,721
Snam Rete Gas S.p.A.	45,584	183,240
Terna - Rete Elettrica Nationale S.p.A.	50,929	169,963

		2,602,834

		17,295,628

Japan 16.8%

Automobiles & Components 2.1%
Aisin Seiki Co., Ltd.	8,000	243,179
Bridgestone Corp.	23,000	518,053
Daihatsu Motor Co., Ltd.	7,000	116,982
Denso Corp.	15,600	497,014
Fuji Heavy Industries Ltd.	31,000	229,787
Honda Motor Co., Ltd.	54,700	1,738,928
Isuzu Motors Ltd.	35,000	178,433
Mazda Motor Corp. *	185,000	221,874
Mitsubishi Motor Corp. *	204,000	194,507
Nissan Motors Co., Ltd.	113,500	1,067,151
NOK Corp.	5,100	97,523
Suzuki Motor Corp.	19,800	361,774
The Yokohama Rubber Co., Ltd.	13,000	89,894

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toyota Industries Corp.	5,900	156,971
Toyota Motor Corp.	102,900	3,934,568
Yamaha Motor Co., Ltd.	13,300	112,335

		9,758,973

Banks 1.8%
Fukuoka Financial Group, Inc.	42,000	153,161
Hokuhoku Financial Group, Inc.	46,000	66,705
Mitsubishi UFJ Financial Group, Inc.	618,934	3,001,233
Mizuho Financial Group, Inc.	1,027,716	1,692,600
Resona Holdings, Inc.	65,558	266,908
Shinsei Bank Ltd.	116,000	130,686
Sumitomo Mitsui Financial Group, Inc.	61,710	1,943,327
Sumitomo Mitsui Trust Holdings, Inc.	64,150	183,227
The Bank of Kyoto Ltd.	10,000	73,137
The Bank of Yokohama Ltd.	40,000	181,162
The Chiba Bank Ltd.	23,000	133,982
The Chugoku Bank Ltd.	6,000	76,401
The Gunma Bank Ltd.	14,000	68,064
The Hachijuni Bank Ltd.	17,000	90,201
The Joyo Bank Ltd.	22,000	98,031
The Shizuoka Bank Ltd.	17,000	171,088
Yamaguchi Financial Group, Inc.	10,000	84,264

		8,414,177

Capital Goods 2.2%
Amada Co., Ltd.	16,000	84,138
Asahi Glass Co., Ltd.	46,000	270,062
Daikin Industries Ltd.	8,100	220,049
Fanuc Corp.	1,600	247,021
Fuji Electric Co., Ltd.	40,000	88,196
Fujikura Ltd.	35,000	104,894
Furukawa Electric Co., Ltd.	45,000	93,283
Hanwa Co., Ltd.	28,000	99,921
IHI Corp.	60,000	127,695
ITOCHU Corp.	51,600	534,153
JGC Corp.	4,000	122,252
JTEKT Corp.	18,600	163,284
Kajima Corp.	58,000	165,886
Kawasaki Heavy Industries Ltd.	56,000	132,972
Kinden Corp.	13,000	87,415
Komatsu Ltd.	21,000	465,869
Kubota Corp.	18,000	170,177
LIXIL Group Corp.	10,600	221,533
Makita Corp.	3,000	100,245
Marubeni Corp.	75,000	500,285
Mitsubishi Corp.	52,000	1,029,012
Mitsubishi Electric Corp.	66,000	523,006
Mitsubishi Heavy Industries Ltd.	153,000	617,775
Mitsui & Co., Ltd.	59,600	880,093
Mitsui Engineering & Shipbuilding Co., Ltd.	42,000	52,674
NGK Insulators Ltd.	7,000	80,339
Nidec Corp.	1,900	149,599
Nippon Sheet Glass Co., Ltd.	77,000	71,033
NSK Ltd.	17,000	102,709
NTN Corp.	20,000	53,642
Obayashi Corp.	36,000	163,424
Shimizu Corp.	44,000	137,041
SMC Corp.	900	151,192
Sojitz Corp.	232,500	360,447
Sumitomo Corp.	47,700	668,234
Sumitomo Electric Industries Ltd.	31,500	370,423
Sumitomo Heavy Industries Ltd.	22,000	88,157
Taisei Corp.	66,000	181,441
Toyota Tsusho Corp.	16,300	301,386

		9,980,957

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	37,000	281,221
Secom Co., Ltd.	5,300	245,201
Toppan Printing Co., Ltd.	38,000	235,419

		761,841

Consumer Durables & Apparel 0.8%
Casio Computer Co., Ltd.	13,500	88,735
Haseko Corp. *	93,000	63,702
Namco Bandai Holdings, Inc.	6,800	97,659
Nikon Corp.	7,000	193,302
Panasonic Corp.	179,650	1,243,421
Sankyo Co., Ltd.	1,800	89,218
Sega Sammy Holdings, Inc.	7,200	153,424
Sekisui Chemical Co., Ltd.	19,000	161,423
Sekisui House Ltd.	28,000	267,562
Sharp Corp.	82,000	280,515
Sony Corp.	73,300	891,320
Sumitomo Forestry Co., Ltd.	10,800	93,069
Toyobo Co., Ltd.	65,000	81,946
Yamaha Corp.	10,200	98,074

		3,803,370

Consumer Services 0.1%
Benesse Holdings, Inc.	2,200	103,839
Oriental Land Co., Ltd.	800	99,525

		203,364

Diversified Financials 0.3%
Credit Saison Co., Ltd.	10,100	229,023
Daiwa Securities Group, Inc.	72,000	268,347
Nomura Holdings, Inc.	145,700	510,182
ORIX Corp.	4,840	457,561
SBI Holdings, Inc.	1,315	88,791

		1,553,904

Energy 0.5%
Cosmo Oil Co., Ltd.	102,000	222,441
Idemitsu Kosan Co., Ltd.	2,800	234,539
Inpex Corp.	85	472,291
JX Holdings, Inc.	228,200	1,096,919
Showa Shell Sekiyu K.K.	16,900	91,695
TonenGeneral Sekiyu K.K.	24,000	196,389

		2,314,274

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	48,000	577,951
FamilyMart Co., Ltd.	2,100	99,378
Lawson, Inc.	2,300	165,201
Seven & i Holdings Co., Ltd.	32,000	1,012,755
Uny Co., Ltd.	13,600	122,407

		1,977,692

Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	21,000	297,461
Asahi Group Holdings Ltd.	12,500	280,592
Japan Tobacco, Inc.	18,600	584,311

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kirin Holdings Co., Ltd.	37,000	419,691
Meiji Holdings Co., Ltd.	4,400	200,917
Nippon Meat Packers, Inc.	12,000	156,804
Nisshin Seifun Group, Inc.	9,000	107,172
Nissin Food Holdings Co., Ltd.	2,600	99,336
Yakult Honsha Co., Ltd.	3,100	119,851

		2,266,135

Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	4,400	233,892
Medipal Holdings Corp.	20,700	297,764
Olympus Corp. *	10,000	187,270
Suzuken Co., Ltd.	4,800	172,042
Terumo Corp.	2,400	98,027
Toho Holdings Co., Ltd.	5,500	107,901

		1,096,896

Household & Personal Products 0.1%
Kao Corp.	17,100	462,153
Shiseido Co., Ltd.	10,500	150,273

		612,426

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	31,090	502,803
NKSJ Holdings, Inc.	26,800	510,847
T&D Holdings, Inc.	24,850	252,606
The Dai-ichi Life Insurance Co., Ltd.	486	509,446
Tokio Marine Holdings, Inc.	22,300	510,942

		2,286,644

Materials 1.2%
Asahi Kasei Corp.	51,000	270,307
Daicel Corp.	13,000	77,806
Denki Kagaku Kogyo K.K.	26,000	85,612
DIC Corp.	61,000	104,939
Dowa Holdings Co., Ltd.	16,000	98,121
JFE Holdings, Inc.	36,300	475,832
JSR Corp.	5,100	89,771
Kobe Steel Ltd.	194,000	181,361
Kuraray Co., Ltd.	11,200	131,092
Mitsubishi Chemical Holdings Corp.	80,000	337,603
Mitsubishi Gas Chemical Co., Inc.	16,000	91,747
Mitsubishi Materials Corp.	61,000	168,140
Mitsui Chemicals, Inc.	60,000	134,472
Mitsui Mining & Smelting Co., Ltd.	28,000	57,698
Nippon Paper Group, Inc. (c)	9,543	120,695
Nippon Steel Corp.	314,000	626,557
Nisshin Steel Co., Ltd.	48,000	52,815
Nitto Denko Corp.	4,600	197,632
OJI Paper Co., Ltd.	45,000	149,863
Shin-Etsu Chemical Co., Ltd.	9,700	489,644
Showa Denko K.K.	64,000	115,306
Sumitomo Chemical Co., Ltd.	72,000	199,466
Sumitomo Metal Industries Ltd.	195,000	285,834
Sumitomo Metal Mining Co., Ltd.	22,000	234,981
Taiheiyo Cement Corp.	53,000	116,482
Taiyo Nippon Sanso Corp.	16,000	89,535
Teijin Ltd.	46,000	134,540
Toray Industries, Inc.	41,000	256,675
Tosoh Corp.	40,000	98,263
Toyo Seikan Kaisha Ltd.	10,200	119,781
Ube Industries Ltd.	40,000	87,219

		5,679,789

Media 0.1%
Dentsu, Inc.	5,201	138,063
Hakuhodo DY Holdings, Inc.	1,800	118,535

		256,598

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Astellas Pharma, Inc.	11,200	532,063
Chugai Pharmaceutical Co., Ltd.	5,500	105,773
Daiichi Sankyo Co., Ltd.	21,000	345,593
Eisai Co., Ltd.	7,000	309,773
Ono Pharmaceutical Co., Ltd.	2,600	164,124
Otsuka Holdings Co., Ltd.	11,700	356,272
Shionogi & Co., Ltd.	9,000	128,195
Takeda Pharmaceutical Co., Ltd.	21,400	982,894

		2,924,687

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	2,600	249,860
Daiwa House Industry Co., Ltd.	23,000	326,752
Mitsubishi Estate Co., Ltd.	21,000	376,123
Mitsui Fudosan Co., Ltd.	26,000	500,951
Sumitomo Realty & Development Co., Ltd.	12,500	311,044
Tokyu Land Corp.	22,000	110,960

		1,875,690

Retailing 0.2%
Edion Corp.	17,200	82,867
Fast Retailing Co., Ltd.	600	123,224
Isetan Mitsukoshi Holdings Ltd.	15,500	163,181
J. Front Retailing Co., Ltd.	27,000	133,779
Marui Group Co., Ltd.	13,300	97,209
Takashimaya Co., Ltd.	16,000	116,599
Yamada Denki Co., Ltd.	5,330	276,234

		993,093

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	5,500	197,403
Tokyo Electron Ltd.	3,900	181,095

		378,498

Software & Services 0.2%
Nintendo Co., Ltd.	5,130	570,666
Nomura Research Institute Ltd.	4,500	92,956
NTT Data Corp.	47	141,964

		805,586

Technology Hardware & Equipment 1.5%
Brother Industries Ltd.	10,900	100,690
Canon, Inc.	39,500	1,319,029
FUJIFILM Holdings Corp.	22,600	403,641
Fujitsu Ltd.	124,000	486,459
Hitachi Ltd.	227,000	1,338,266
Hoya Corp.	13,200	292,787
Ibiden Co., Ltd.	5,000	81,039
Keyence Corp.	573	142,712
Konica Minolta Holdings, Inc.	22,900	161,472
Kyocera Corp.	6,300	498,470
Murata Manufacturing Co., Ltd.	5,900	293,724
NEC Corp. *	328,000	436,951
Nippon Electric Glass Co., Ltd.	18,000	94,758

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Omron Corp.	8,800	175,229
Ricoh Co., Ltd. (c)	46,000	314,496
Seiko Epson Corp. (c)	12,900	102,668
TDK Corp.	4,500	170,679
Toshiba Corp.	194,000	642,512

		7,055,582

Telecommunication Services 1.0%
KDDI Corp.	164	1,129,172
Nippon Telegraph & Telephone Corp.	33,804	1,569,165
NTT DoCoMo, Inc.	716	1,196,847
Softbank Corp.	20,200	770,707

		4,665,891

Transportation 0.9%
All Nippon Airways Co., Ltd. (c)	34,000	78,540
Central Japan Railway Co.	72	594,846
East Japan Railway Co.	13,518	864,703
Hankyu Hanshin Holdings, Inc.	60,000	321,341
Kawasaki Kisen Kaisha Ltd. (c)*	82,000	124,182
Keio Corp.	13,100	96,194
Kintetsu Corp. (c)	51,000	202,401
Mitsui O.S.K. Lines, Ltd.	77,000	232,382
Nagoya Railroad Co., Ltd.	25,000	67,625
Nippon Express Co., Ltd.	62,000	252,457
Nippon Yusen K.K.	128,000	283,235
Odakyu Electric Railway Co., Ltd.	12,000	123,066
Seino Holdings Co., Ltd.	13,000	87,663
Tobu Railway Co., Ltd.	31,000	167,485
Tokyu Corp.	45,000	215,757
West Japan Railway Co.	8,133	350,777
Yamato Holdings Co., Ltd.	14,000	229,203

		4,291,857

Utilities 0.8%
Chubu Electric Power Co., Inc.	40,500	432,021
Electric Power Development Co., Ltd.	10,800	254,040
Hokkaido Electric Power Co., Inc.	11,900	109,328
Hokuriku Electric Power Co.	9,400	95,599
Kyushu Electric Power Co., Inc.	33,900	264,749
Osaka Gas Co., Ltd.	77,000	315,491
Shikoku Electric Power Co., Inc.	6,400	98,649
The Chugoku Electric Power Co., Inc.	17,700	225,605
The Kansai Electric Power Co., Inc.	52,300	392,352
The Tokyo Electric Power Co., Inc. *	459,400	763,886
Toho Gas Co., Ltd.	17,000	102,216
Tohoku Electric Power Co., Inc. *	40,800	263,195
Tokyo Gas Co., Ltd.	86,000	443,285

		3,760,416

		77,718,340

Netherlands 2.9%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	22,224	58,209
Koninklijke Boskalis Westminster N.V.	2,874	93,645
Koninklijke Philips Electronics N.V.	55,500	1,220,567
Royal Imtech N.V.	3,698	94,303

		1,466,724

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	5,319	161,124
USG People N.V.	11,766	77,904

		239,028

Diversified Financials 0.5%
ING Groep N.V. CVA *	340,067	2,237,090
SNS Reaal N.V. (c)*	57,447	70,556

		2,307,646

Energy 0.0%
Fugro N.V. CVA	1,883	123,220
SBM Offshore N.V. *	7,741	94,343

		217,563

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	52,526	639,360

Food, Beverage & Tobacco 0.5%
CSM N.V.	5,705	85,215
Heineken Holding N.V.	5,274	242,391
Heineken N.V.	7,184	389,228
Nutreco N.V.	1,555	111,650
Unilever N.V. CVA	39,917	1,385,830

		2,214,314

Insurance 0.3%
Aegon N.V.	229,381	1,041,246
Delta Lloyd N.V.	13,220	172,390

		1,213,636

Materials 0.6%
Akzo Nobel N.V.	11,327	611,366
APERAM	8,153	111,771
ArcelorMittal	103,850	1,653,275
Koninklijke DSM N.V.	7,603	374,238

		2,750,650

Media 0.1%
Reed Elsevier N.V.	13,184	154,532
Wolters Kluwer N.V.	14,881	247,190

		401,722

Real Estate 0.0%
Corio N.V.	3,111	137,420

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,508	260,369

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	110,425	906,370

Transportation 0.1%
TNT Express N.V.	13,854	150,155
TNT N.V.	65,697	267,159

		417,314

		13,172,116

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	23,776	117,214

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	157,070	336,810

		454,024

Norway 0.9%

Banks 0.1%
DnB A.S.A.	48,195	505,992

Capital Goods 0.1%
Orkla A.S.A.	50,982	363,899

Energy 0.4%
Aker Solutions A.S.A.	9,350	136,991
Frontline Ltd.	24,775	93,635
Petroleum Geo-Services A.S.A.	7,039	103,003
Seadrill Ltd.	6,200	241,623
Statoil A.S.A.	60,194	1,430,605

		2,005,857

Food, Beverage & Tobacco 0.0%
Marine Harvest *	208,426	138,856

Insurance 0.1%
Gjensidige Forsikring A.S.A.	8,263	101,115
Storebrand A.S.A. *	30,060	114,294

		215,409

Materials 0.1%
Norsk Hydro A.S.A.	55,010	223,419
Norske Skogindustrier A.S.A. (c)*	88,762	60,411
Yara International A.S.A.	5,434	256,595

		540,425

Telecommunication Services 0.1%
Telenor A.S.A.	24,776	418,947

		4,189,385

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d (c)*	1,044,708	120,733
Banco Espirito Santo, S.A. - Reg’d *	140,965	86,666

		207,399

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	7,425	100,430

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	131,295	556,904

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A. *	37,001	124,621

Utilities 0.1%
EDP - Energias de Portugal S.A.	207,047	471,975

		1,461,329

Republic of Korea 4.2%

Automobiles & Components 0.4%
Hankook Tire Co., Ltd.	2,481	90,940
Hyundai Mobis	1,125	295,548
Hyundai Motor Co.	6,158	1,279,293
Kia Motors Corp.	5,571	381,896

		2,047,677

Banks 0.4%
Hana Financial Group, Inc.	11,080	350,911
Industrial Bank of Korea	9,200	99,098
KB Financial Group, Inc.	14,419	454,086
Korea Exchange Bank *	21,550	159,100
Shinhan Financial Group Co., Ltd.	20,890	662,595
Woori Finance Holdings Co., Ltd.	26,400	257,124

		1,982,914

Capital Goods 0.8%
CJ Corp.	1,294	83,464
Daelim Industrial Co., Ltd.	1,387	106,329
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,532	77,133
Doosan Corp.	1,804	209,885
Doosan Heavy Industries & Construction Co., Ltd.	1,829	97,460
GS Engineering & Construction Corp.	1,492	90,853
Hyundai Development Co.	4,574	81,853
Hyundai Engineering & Construction Co., Ltd.	1,705	89,073
Hyundai Heavy Industries Co., Ltd.	1,842	390,314
Hyundai Mipo Dockyard Co., Ltd.	854	88,453
LG Corp.	9,024	462,702
LG International Corp.	2,540	83,406
LS Corp.	2,263	176,552
Samsung C&T Corp.	5,309	299,602
Samsung Heavy Industries Co., Ltd.	5,820	199,011
SK Holdings Co., Ltd.	6,196	841,366
STX Corp.	12,170	99,763
STX Offshore & Shipbuilding Co., Ltd.	9,000	79,023

		3,556,242

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	9,460	517,161

Consumer Services 0.0%
Kangwon Land, Inc.	3,171	65,146

Diversified Financials 0.0%
Samsung Securities Co., Ltd.	1,974	83,729

Energy 0.2%
GS Holdings	4,166	209,461
S-Oil Corp.	3,064	257,868
SK Innovation Co., Ltd.	3,091	420,067

		887,396

Food, Beverage & Tobacco 0.1%
China Ocean Resources Co., Ltd.	24,197	93,244
KT&G Corp.	2,010	148,089

		241,333

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.2%
Dongbu Insurance Co., Ltd.	3,049	112,523
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF)	3,240	79,963
Korea Life Insurance Co., Ltd.	11,277	64,759
Samsung Fire & Marine Insurance Co., Ltd.	1,537	287,461
Samsung Life Insurance Co., Ltd.	2,170	177,536

		722,242

Materials 0.5%
Cheil Industries, Inc.	1,206	102,780
Dongkuk Steel Mill Co., Ltd.	3,960	51,396
Hanwha Corp.	11,110	281,671
Honam Petrochemical Corp.	246	51,219
Hyosung Corp.	2,800	131,606
Hyundai Steel Co.	1,361	100,056
Korea Kumho Petrochemical Co., Ltd.	700	75,353
Korea Zinc Co., Ltd.	235	79,256
LG Chem Ltd.	784	215,134
OCI Co., Ltd.	462	81,283
POSCO	3,936	1,257,141

		2,426,895

Retailing 0.1%
Hyundai Department Store Co., Ltd.	770	86,368
Lotte Shopping Co., Ltd.	352	89,970
Shinsegae Co., Ltd.	819	150,471

		326,809

Semiconductors & Semiconductor Equipment 0.9%
Samsung Electronics Co., Ltd.	3,323	3,819,859
SK Hynix, Inc. *	9,790	185,970

		4,005,829

Software & Services 0.1%
SK C&C Co., Ltd.	3,304	290,578

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. *	16,530	353,109
Samsung Electro-Mechanics Co., Ltd.	1,178	109,351
Samsung SDI Co., Ltd.	968	120,944

		583,404

Telecommunication Services 0.2%
KT Corp.	12,930	369,065
LG Uplus Corp.	16,063	93,212
SK Telecom Co., Ltd.	2,832	359,876

		822,153

Transportation 0.0%
Korean Air Lines Co., Ltd. *	2,260	95,887

Utilities 0.1%
Korea Electric Power Corp. *	23,480	524,533
Korea Gas Corp.	2,860	111,937

		636,470

		19,291,865

Singapore 1.0%

Banks 0.3%
DBS Group Holdings Ltd.	51,056	602,328
Oversea-Chinese Banking Corp., Ltd.	59,897	458,109
United Overseas Bank Ltd.	33,952	543,892

		1,604,329

Capital Goods 0.2%
Fraser & Neave Ltd.	35,000	229,682
Keppel Corp., Ltd.	30,300	271,184
Noble Group Ltd.	274,879	235,799
SembCorp Industries Ltd.	24,000	101,661
Singapore Technologies Engineering Ltd.	36,100	95,525

		933,851

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	211,000	124,954
Wilmar International Ltd.	54,166	140,275

		265,229

Media 0.0%
Singapore Press Holdings Ltd.	46,000	151,693

Real Estate 0.1%
CapitaLand Ltd.	87,000	208,496
City Developments Ltd.	13,000	121,740

		330,236

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	4,000	149,661

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	240,486	690,094

Transportation 0.1%
ComfortDelGro Corp., Ltd.	84,000	113,212
Singapore Airlines Ltd.	35,270	299,427

		412,639

		4,537,732

Spain 3.4%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	342,320	2,231,643
Banco de Sabadell S.A. (c)	138,184	263,138
Banco Popular Espanol S.A.	112,172	210,482
Banco Santander S.A.	755,050	4,571,723
Bankinter S.A.	17,175	55,358
CaixaBank (c)	55,825	182,358

		7,514,702

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A. (c)	18,380	289,766
Ferrovial S.A.	25,087	272,508
Fomento de Construcciones y Contratas S.A.	7,883	80,117
Gamesa Corp. Tecnologica S.A.	52,627	79,260

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Obrascon Huarte Lain S.A.	3,307	64,869

		786,520

Energy 0.3%
Repsol S.A.	89,293	1,423,076

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	33,372	164,796

Insurance 0.0%
Mapfre S.A.	56,129	102,060

Materials 0.0%
Acerinox S.A.	12,136	120,761

Retailing 0.1%
Inditex S.A.	3,423	352,294

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	5,533	119,472
Indra Sistemas S.A.	10,293	91,049

		210,521

Telecommunication Services 0.8%
Telefonica S.A.	315,162	3,574,953

Transportation 0.0%
Abertis Infraestructuras S.A.	13,742	169,618

Utilities 0.3%
Acciona S.A.	2,134	92,838
Enagas S.A.	5,495	95,170
Endesa S.A.	10,059	161,564
Gas Natural SDG S.A.	21,767	268,015
Iberdrola S.A.	231,640	839,004

		1,456,591

		15,875,892

Sweden 2.1%

Banks 0.7%
Nordea Bank AB	120,214	1,119,420
Skandinaviska Enskilda Banken AB, A Shares	85,330	625,486
Svenska Handelsbanken AB, A Shares	21,600	748,961
Swedbank AB, A Shares	26,992	469,150

		2,963,017

Capital Goods 0.6%
Alfa Laval AB	5,770	99,775
Assa Abloy AB, B Shares	6,052	182,971
Atlas Copco AB, A Shares	8,919	199,717
Atlas Copco AB, B Shares	5,685	113,537
NCC AB, B Shares	6,016	112,645
Sandvik AB	29,723	412,131
Scania AB, A Shares	3,600	62,274
Scania AB, B Shares	11,252	193,450
Skanska AB, B Shares	23,448	353,476
SKF AB, B Shares	9,984	205,914
Trelleborg AB, B Shares	9,008	92,636
Volvo AB, A Shares	22,030	272,208
Volvo AB, B Shares	49,404	607,890

		2,908,624

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	18,222	147,886

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	14,009	316,872
Husqvarna AB, B Shares	13,374	68,199

		385,071

Diversified Financials 0.0%
Industrivarden AB, A Shares	8,536	120,472
Industrivarden AB, C Shares	5,169	69,351

		189,823

Food, Beverage & Tobacco 0.0%
Swedish Match AB	2,638	111,014

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	3,810	108,935

Materials 0.2%
Boliden AB	10,127	153,539
Holmen AB, B Shares	3,285	88,040
SSAB AB, A Shares	15,702	128,612
SSAB AB, B Shares	8,242	59,229
Svenska Cellulosa AB, B Shares	26,980	458,166

		887,586

Retailing 0.1%
Hennes & Mauritz AB, B Shares	10,379	383,153

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	109,391	1,015,786

Telecommunication Services 0.2%
Tele2 AB, B Shares	15,228	251,681
TeliaSonera AB	80,353	531,059

		782,740

		9,883,635

Switzerland 4.7%

Capital Goods 0.3%
ABB Ltd. - Reg’d *	48,574	844,529
Geberit AG - Reg’d *	629	123,314
Schindler Holding AG	516	60,249
Schindler Holding AG - Reg’d	615	72,045
Sulzer AG - Reg’d	807	104,082

		1,204,219

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	6,612	289,846
SGS S.A. - Reg’d	101	201,767

		491,613

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	6,706	379,432
The Swatch Group AG - Bearer Shares	373	147,871
The Swatch Group AG - Reg’d	832	57,966

		585,269

Diversified Financials 0.6%
Credit Suisse Group AG - Reg’d *	76,256	1,298,268
GAM Holding AG *	8,842	97,470

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Julius Baer Group Ltd. *	3,926	140,236
UBS AG - Reg’d *	120,984	1,272,754

		2,808,728

Energy 0.2%
Transocean Ltd.	16,215	766,442

Food, Beverage & Tobacco 1.0%
Aryzta AG *	1,795	89,100
Lindt & Spruengli AG *	19	58,795
Lindt & Spruengli AG - Reg’d *	2	71,582
Nestle S.A. - Reg’d	70,962	4,359,636

		4,579,113

Insurance 0.8%
Baloise Holding AG - Reg’d	3,144	207,454
Helvetia Holding AG - Reg’d	358	110,752
Swiss Life Holding AG - Reg’d *	3,245	309,574
Swiss Re AG *	18,574	1,162,706
Zurich Insurance Group AG *	7,915	1,756,673

		3,547,159

Materials 0.3%
Clariant AG - Reg’d *	12,013	126,785
Givaudan S.A. - Reg’d *	178	172,991
Holcim Ltd. - Reg’d *	11,044	649,920
Syngenta AG - Reg’d	1,544	526,476

		1,476,172

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Lonza Group AG - Reg’d *	2,266	102,205
Novartis AG - Reg’d	55,658	3,268,184
Roche Holding AG	13,400	2,372,813

		5,743,202

Telecommunication Services 0.1%
Swisscom AG - Reg’d	707	282,835

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	1,126	127,953

		21,612,705

United Kingdom 19.5%

Automobiles & Components 0.0%
GKN plc	50,154	164,902

Banks 2.7%
Barclays plc	844,187	2,198,603
Bradford & Bingley plc (a)(b)*	87,225	—
HSBC Holdings plc	834,620	6,972,508
Lloyds Banking Group plc *	3,070,272	1,456,225
Royal Bank of Scotland Group plc *	166,980	559,692
Standard Chartered plc	59,997	1,373,460

		12,560,488

Capital Goods 0.7%
BAE Systems plc	180,510	871,192
Balfour Beatty plc	46,075	208,756
Bunzl plc	11,277	196,500
Carillion plc	25,392	100,323
Cobham plc	36,458	132,546
Cookson Group plc	10,046	86,413
IMI plc	7,668	98,499
Invensys plc	26,771	100,770
Meggitt plc	18,091	108,432
Rolls-Royce Holdings plc *	35,047	465,870
SIG plc	54,778	80,486
Smiths Group plc	12,843	214,239
The Weir Group plc	3,421	88,349
Travis Perkins plc	9,667	152,355
Wolseley plc	12,525	450,481

		3,355,211

Commercial & Professional Supplies 0.3%
Aggreko plc	2,585	82,510
Babcock International Group plc	7,811	104,877
Capita plc	11,248	125,042
De La Rue plc	6,424	102,631
Experian plc	15,640	231,912
G4S plc	49,244	191,294
Hays plc	88,660	104,158
Rentokil Initial plc	96,736	108,894
Serco Group plc	12,586	113,428

		1,164,746

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	72,232	149,191
Burberry Group plc	4,451	87,168
Persimmon plc	14,254	137,176
Taylor Wimpey plc	198,129	136,729

		510,264

Consumer Services 0.4%
Carnival plc	10,182	341,528
Compass Group plc	52,034	558,158
Greene King plc	11,589	108,639
InterContinental Hotels Group plc	4,247	104,925
Ladbrokes plc	42,196	101,557
Mitchells & Butlers plc *	32,561	132,788
Thomas Cook Group plc	279,683	73,226
TUI Travel plc	69,112	197,371
Whitbread plc	5,212	174,119
William Hill plc	28,583	140,483

		1,932,794

Diversified Financials 0.2%
3i Group plc	39,901	130,198
Close Brothers Group plc	7,893	92,002
Henderson Group plc	36,983	56,469
ICAP plc	25,504	126,966
Intermediate Capital Group plc	20,904	84,902
Investec plc	23,985	141,323
Man Group plc	170,376	212,235
Provident Financial plc	5,208	104,837
Schroders plc	3,924	78,777
Schroders plc, Non-Voting Shares	4,463	73,578

		1,101,287

Energy 4.4%
AMEC plc	6,753	117,843
BG Group plc	53,578	1,054,698
BP plc	1,203,615	7,991,918
John Wood Group plc	8,612	104,731
Royal Dutch Shell plc, A Shares	184,850	6,281,749
Royal Dutch Shell plc, B Shares	137,934	4,852,205

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tullow Oil plc	5,325	107,180

		20,510,324

Food & Staples Retailing 0.8%
J. Sainsbury plc	148,064	748,826
Tesco plc	460,394	2,292,300
WM Morrison Supermarkets plc	124,508	540,580

		3,581,706

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	12,707	249,564
British American Tobacco plc	38,135	2,025,522
Diageo plc	45,364	1,212,568
Imperial Tobacco Group plc	23,684	919,052
Premier Foods plc *	46,529	52,348
SABMiller plc	19,927	859,201
Tate & Lyle plc	15,393	159,006
Unilever plc	29,122	1,044,212

		6,521,473

Health Care Equipment & Services 0.0%
Smith & Nephew plc	19,551	200,106

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	13,590	745,789

Insurance 1.2%
Admiral Group plc	5,401	92,319
Amlin plc	26,398	155,561
Aviva plc	315,353	1,444,062
Catlin Group Ltd.	19,041	129,064
Hiscox Ltd.	17,084	118,113
Lancashire Holdings Ltd.	7,288	89,237
Legal & General Group plc	355,807	708,247
Old Mutual plc	267,794	659,200
Prudential plc	98,759	1,175,215
RSA Insurance Group plc	229,628	390,790
Standard Life plc	120,004	453,725

		5,415,533

Materials 1.4%
Anglo American plc	36,726	1,088,360
Antofagasta plc	7,935	132,587
BHP Billiton plc	38,497	1,122,530
CRH plc	38,569	699,993
DS Smith plc	24,873	58,336
Eurasian Natural Resources Corp.	13,670	83,769
Glencore International plc (c)	73,253	366,351
Johnson Matthey plc	7,345	250,394
Kazakhmys plc	7,679	84,371
Lonmin plc	7,736	84,274
Mondi plc	18,296	155,655
Rexam plc	38,761	263,445
Rio Tinto plc	30,765	1,416,786
Vedanta Resources plc	7,784	118,399
Xstrata plc	57,511	759,997

		6,685,247

Media 0.4%
British Sky Broadcasting Group plc	28,416	316,971
Informa plc	18,191	105,272
ITV plc	89,097	105,135
Pearson plc	24,663	461,734
Reed Elsevier plc	21,240	178,789
UBM plc	13,911	139,406
WPP plc	41,056	519,121

		1,826,428

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	54,432	2,542,087
GlaxoSmithKline plc	158,853	3,655,167
Shire plc	3,491	100,698

		6,297,952

Real Estate 0.3%
British Land Co., plc	35,133	293,596
Capital Shopping Centers Group plc	20,578	103,540
Hammerson plc	24,754	179,101
Land Securities Group plc	37,741	466,188
Segro plc	36,216	133,865

		1,176,290

Retailing 0.4%
Debenhams plc	73,770	106,122
Dixons Retail plc *	528,633	131,087
Home Retail Group plc	170,816	207,034
Inchcape plc	28,659	168,648
Kesa Electricals plc	92,148	61,622
Kingfisher plc	105,157	438,578
Marks & Spencer Group plc	94,301	492,017
Next plc	4,861	244,759

		1,849,867

Software & Services 0.1%
Logica plc	123,340	201,766
The Sage Group plc	28,581	128,525

		330,291

Telecommunication Services 2.0%
BT Group plc	445,798	1,516,701
Cable & Wireless Communications plc	336,637	164,718
Inmarsat plc	13,419	103,186
Vodafone Group plc	2,522,610	7,219,546

		9,004,151

Transportation 0.1%
easyJet plc	12,574	110,348
FirstGroup plc	49,012	171,132
International Consolidated Airlines Group S.A. *	68,594	171,539
National Express Group plc	31,911	105,281
Stagecoach Group plc	23,086	101,984

		660,284

Utilities 1.0%
Centrica plc	227,402	1,128,716
Drax Group plc	27,373	203,545
National Grid plc	141,208	1,464,722
Pennon Group plc	11,943	143,644
Severn Trent plc	9,594	259,141
SSE plc	48,874	1,003,853

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Utilities Group plc	38,047	406,879

		4,610,500

		90,205,633

Total Common Stock
(Cost $481,502,246)		439,377,372

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	3,225	165,946
Volkswagen AG	8,008	1,362,739

		1,528,685

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	4,198	301,371

Media 0.0%
ProSiebenSat.1 Media AG	3,783	79,179

		1,909,235

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	4,536	84,079

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. (c)*	3,940	4,732

		88,811

Total Preferred Stock
(Cost $1,623,926)		1,998,046

Rights 0.0% of net assets

France 0.0%

Media 0.0%
Technicolor (c)*	34,090	1,845

Italy 0.0%

Insurance 0.0%
Fondiaria-Sai S.p.A. (a)(c)*	708	26
Unipol Gruppo Finanziario S.p.A. (a)*	2,350	3
Unipol Gruppo Finanziario S.p.A. - Preferred (a)*	3,940	1

		30

Total Rights
(Cost $383,663)		1,875

Other Investment Company 3.5% of net assets

United States 3.5%
iShares MSCI EAFE Index Fund	320,000	16,000,000

Total Other Investment Company
(Cost $15,816,079)		16,000,000

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 13.1% of net assets

Time Deposits 13.1%
Bank of New York Mellon
US Dollar
0.03%, 08/01/12	13,516,706	13,516,706
Brown Brothers Harriman
Japanese Yen
0.01%, 08/01/12	122,791	1,572
Canadian Dollar
0.21%, 08/01/12	19,211	19,157
Swiss Franc
0.01%, 08/01/12	615	630
Hong Kong Dollar
0.01%, 08/01/12	5,449	703
Citibank
US Dollar
0.03%, 08/01/12	13,516,706	13,516,706
HSBC Bank USA
US Dollar
0.03%, 08/01/12	13,516,706	13,516,706
JPMorgan Chase
US Dollar
0.03%, 08/01/12	6,444,599	6,444,599
Wells Fargo
US Dollar
0.03%, 08/01/12	13,516,706	13,516,706

Total Short-Term Investments
(Cost $60,533,485)		60,533,485

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.0% of net assets

Wells Fargo Advantage Government Money Market Fund	4,821,026	4,821,026

Total Collateral Invested for Securities on Loan
(Cost $4,821,026)		4,821,026

End of Collateral Invested for Securities on Loan.

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 07/31/12, the tax basis cost of the fund’s investments was $587,155,077 unrealized appreciation and depreciation were $13,284,685 and ($82,528,984), respectively, with a net unrealized depreciation of ($69,244,299).

At 07/31/12, the values of certain foreign securities held by the fund aggregating $411,284,127 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $12,151 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 17

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$388,471,345	$—	$388,471,345
Canada(a)	29,686,652	—	—	29,686,652
China(a)	—	—	12,151	12,151
Greece(a)	—	1,016,106	—	1,016,106
Food, Beverage & Tobacco	126,467	—	—	126,467

18

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Ireland(a)	$—	$654,854	$—	$654,854
Food, Beverage & Tobacco	117,932	—	—	117,932
Republic of Korea(a)	—	19,050,532	—	19,050,532
Food, Beverage & Tobacco	148,089	93,244	—	241,333
Preferred Stock(a)	—	1,998,046	—	1,998,046
Rights
France(a)	1,845	—	—	1,845
Italy(a)	—	—	30	30
Other Investment Company(a)	16,000,000	—	—	16,000,000
Short-Term Investments(a)	—	60,533,485	—	60,533,485

Total	$46,080,985	$471,817,612	$12,181	$517,910,778

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,821,026	$—	$—	$4,821,026

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
Canada	$27,028	$—	($27,028)	$—	$—	$—	$—	$—
China	24,258	—	(12,107)	—	—	—	—	12,151
United Kingdom	4,188	(74)	(22)	—	(4,092)	—	—	—
Rights
Hong Kong	20,125	9,267	(20,125)	—	(9,267)	—	—	—
Italy	—	—	(383,633)	383,663	—	—	—	30
Republic of Korea	1,790	647	(1,790)	—	(647)	—	—	—

Total	$77,389	$9,840	($444,705)	$383,663	($14,006)	$—	$—	$12,181

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $433,730 and $168,784 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2012. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund as discussed above. There were no transfers in or out of Level 3 securities during the period.

REG46848JUL12

 19

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	94,512,088	89,176,732
0.2%		Preferred Stock	154,960	199,658
0.0%		Rights	—	11,574
0.0%		Warrants	—	—
0.9%		Other Investment Company	793,990	785,620
0.0%		Short-Term Investments	33,869	33,869

99.8%		Total Investments	95,494,907	90,207,453
2.1%		Collateral Invested for Securities on Loan	1,941,081	1,941,081
(1	.9)%	Other Assets and Liabilities, Net		(1,753,631)

100.0%		Total Net Assets		90,394,903

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 5.1%

Automobiles & Components 0.0%
Fleetwood Corp. Ltd.	2,358	32,271

Banks 0.2%
Bank of Queensland Ltd.	20,276	162,063

Capital Goods 0.6%
Ausdrill Ltd.	8,001	27,865
Boart Longyear Group	18,919	45,024
Bradken Ltd.	5,784	30,057
Cardno Ltd.	3,732	32,632
Emeco Holdings Ltd.	36,265	28,793
GWA Group Ltd.	22,882	50,421
Macmahon Holdings Ltd.	48,748	30,708
Monadelphous Group Ltd.	2,259	51,319
Seven Network Ltd.	4,915	37,200
UGL Ltd.	11,364	155,061

		489,080

Commercial & Professional Supplies 0.3%
Cabcharge Australia Ltd.	5,737	33,663
Campbell Brothers Ltd.	1,426	69,791
Seek Ltd.	5,594	35,549
Transfield Services Ltd.	35,792	69,006
Transpacific Industries Group Ltd. *	92,763	74,831

		282,840

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	37,204	52,485
G.U.D. Holdings Ltd.	5,090	45,431

		97,916

Consumer Services 0.4%
Ardent Leisure Group	29,066	40,206
Aristocrat Leisure Ltd.	31,048	76,793
Echo Entertainment Group Ltd.	21,546	94,454
Flight Centre Ltd.	2,700	59,997
Invocare Ltd.	3,028	28,290
Navitas Ltd.	7,869	31,988

		331,728

Diversified Financials 0.3%
Challenger Ltd.	24,593	86,152
IOOF Holdings Ltd.	8,407	54,928
Perpetual Ltd.	3,603	89,897
Platinum Asset Management Ltd.	6,123	23,204

		254,181

Energy 0.2%
AWE Ltd.	28,532	44,009
Beach Energy Ltd.	37,489	42,971
Energy Resources of Australia Ltd. *	21,907	31,774
New Hope Corp., Ltd.	6,620	28,193
Paladin Energy Ltd. *	16,566	20,065
Whitehaven Coal Ltd.	4,218	16,149

		183,161

Food, Beverage & Tobacco 0.2%
Elders Ltd. (c)*	125,731	30,235
GrainCorp Ltd.	8,497	81,851
Treasury Wine Estates Ltd.	21,180	97,926

		210,012

Health Care Equipment & Services 0.6%
Ansell Ltd.	4,526	62,928
Cochlear Ltd.	1,215	83,874
Primary Health Care Ltd.	35,531	112,266
Ramsay Health Care Ltd.	4,892	121,719
Sigma Pharmaceuticals Ltd.	192,900	121,891

		502,678

Materials 0.5%
Adelaide Brighton Ltd.	26,106	91,777
Alumina Ltd.	71,908	50,618
Fortescue Metals Group Ltd.	6,716	28,829
Gunns Ltd. (a)(b)*	124,356	10,455
Iluka Resources Ltd.	4,501	44,451
Kagara Ltd. (a)(b)*	83,968	5,295
Mirabela Nickel Ltd. *	24,415	6,740
Mount Gibson Iron Ltd.	29,830	29,667
Nufarm Ltd.	17,333	98,893
PanAust Ltd. *	9,533	23,581
Panoramic Resources Ltd.	19,469	12,055

		402,361

Media 0.1%
APN News & Media Ltd.	36,709	20,566

 1

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fairfax Media Ltd.	101,230	55,486
Seven West Media Ltd. (a)	5,588	9,071
Ten Network Holdings Ltd.	74,991	37,217

		122,340

Real Estate 0.6%
Abacus Property Group	15,183	31,540
Australand Property Group	27,968	82,917
BWP Trust	17,880	37,037
Centro Retail Australia REIT	17,904	38,495
Charter Hall Retail REIT	16,748	60,707
Commonwealth Property Office Fund	104,128	116,893
FKP Property Group	72,112	28,275
Investa Office Fund	32,955	100,394
Westfield Retail Trust	10,516	33,600

		529,858

Retailing 0.5%
David Jones Ltd.	44,298	112,964
Harvey Norman Holdings Ltd.	61,588	128,933
JB Hi-Fi Ltd. (c)	5,228	48,366
Myer Holdings Ltd	49,136	94,191
Pacific Brands Ltd.	133,417	72,599
Premier Investments Ltd.	4,857	24,893

		481,946

Software & Services 0.0%
Iress Market Technology Ltd.	4,991	35,050

Transportation 0.1%
Virgin Australia Holdings Ltd. *	176,214	74,612
Virgin Australia International Holdings (a)(b)	176,214	—

		74,612

Utilities 0.4%
APA Group	28,184	144,694
Envestra Ltd.	59,611	53,669
SP AusNet	103,132	113,925
Spark Infrastructure Group	36,607	62,578

		374,866

		4,566,963

Austria 0.8%

Capital Goods 0.3%
Andritz AG	3,036	165,967
Strabag SE - BR	3,156	71,179

		237,146

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	356	29,894

Materials 0.1%
Mayr-Melnhof Karton AG	576	50,685
RHI AG	3,010	66,478

		117,163

Real Estate 0.2%
Atrium European Real Estate Ltd.	9,448	42,158
CA Immobilien Anlagen AG *	7,681	75,896
Conwert Immobilien Invest SE	5,918	66,763

		184,817

Transportation 0.1%
Oesterreichische Post AG	3,646	116,164

Utilities 0.1%
Verbund AG	3,938	75,320

		760,504

Belgium 1.0%

Capital Goods 0.0%
Compagnie d’Enterprises CFE	531	27,650

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	1,168	89,266
Gimv N.V.	804	35,118
Sofina S.A.	1,085	80,092

		204,476

Energy 0.0%
Euronav S.A. *	4,206	26,856

Health Care Equipment & Services 0.1%
Agfa Gevaert N.V. *	36,638	56,221

Materials 0.2%
Nyrstar	12,077	57,859
Tessenderlo Chemie N.V.	3,049	79,838

		137,697

Real Estate 0.2%
Befimmo S.C.A.	1,174	70,088
Cofinimmo	860	93,179
Warehouses De Pauw S.C.A.	482	24,315

		187,582

Technology Hardware & Equipment 0.1%
Barco N.V.	708	40,601
EVS Broadcast Equipment S.A.	514	24,223

		64,824

Telecommunication Services 0.2%
Mobistar S.A.	2,228	68,739
Telenet Group Holding N.V.	2,827	124,507

		193,246

		898,552

Canada 10.0%

Automobiles & Components 0.2%
Linamar Corp.	4,433	89,337
Martinrea International, Inc. *	6,878	56,239

		145,576

Banks 0.3%
Canadian Western Bank	2,321	60,799
Genworth MI Canada, Inc.	3,700	62,648
Home Capital Group, Inc.	1,100	49,754
Laurentian Bank of Canada	1,963	93,075

		266,276

Capital Goods 0.4%
Aecon Group, Inc.	4,800	57,628
CAE, Inc.	9,799	98,786
Russel Metals, Inc.	5,203	133,804
Toromont Industries Ltd.	4,816	100,128

		390,346

2

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.4%
Progressive Waste Solutions Ltd.	7,300	146,313
Ritchie Bros. Auctioneers, Inc.	2,400	50,759
Stantec, Inc.	2,300	66,075
Transcontinental, Inc., Class A	5,637	54,636

		317,783

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	2,910	80,958
Gildan Activewear, Inc.	4,002	112,855

		193,813

Consumer Services 0.1%
Great Canadian Gaming Corp. *	4,800	47,050
Transat A.T., Inc., Class A *	3,500	10,645

		57,695

Diversified Financials 0.5%
AGF Management Ltd., Class B	7,672	91,037
Canaccord Financial, Inc.	5,600	25,687
Davis & Henderson Corp.	4,500	81,892
Dundee Corp., Class A *	3,687	80,185
GMP Capital, Inc.	7,900	38,049
TMX Group, Inc.	2,826	139,489

		456,339

Energy 2.6%
Advantage Oil & Gas Ltd. *	35,000	137,159
AltaGas Ltd.	4,900	152,445
Athabasca Oil Corp. *	5,700	69,854
Birchcliff Energy Ltd. *	2,800	19,461
Bonterra Energy Corp.	500	23,324
Calfrac Well Services Ltd.	800	18,906
Celtic Exploration Ltd. *	1,500	26,190
Crew Energy, Inc. *	2,600	17,941
Denison Mines Corp. *	15,400	20,731
Ensign Energy Services, Inc.	7,792	114,761
Fairborne Energy Ltd. *	16,962	31,290
Gibson Energy, Inc.	4,300	88,971
Keyera Corp.	3,200	144,452
Legacy Oil + Gas, Inc. *	4,000	25,806
MEG Energy Corp. *	2,500	101,710
Mullen Group Ltd.	6,100	133,819
Niko Resources Ltd.	1,200	20,593
Nuvista Energy Ltd. *	10,600	47,776
Pacific Rubiales Energy Corp.	3,500	79,189
Pason Systems, Inc.	1,700	24,648
PetroBakken Energy Ltd., Class A (c)	5,000	62,073
Petrobank Energy & Resources Ltd. *	8,100	94,097
Petrominerales Ltd.	2,800	25,910
Peyto Exploration & Development Corp.	5,100	108,830
Progress Energy Resources Corp.	13,200	299,578
Savanna Energy Services Corp.	4,800	36,185
ShawCor Ltd., Class A	1,922	67,865
Tourmaline Oil Corp. *	2,400	69,522
Trican Well Service Ltd.	3,841	46,114
Trilogy Energy Corp.	1,400	33,909
Trinidad Drilling Ltd.	12,651	73,420
Uranium One, Inc. *	14,800	33,796
Veresen, Inc. (c)	9,800	125,768

		2,376,093

Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	5,200	74,615
The North West Co., Inc.	3,700	79,582

		154,197

Food, Beverage & Tobacco 0.2%
Cott Corp. *	11,600	98,320
Maple Leaf Foods, Inc.	7,814	77,918

		176,238

Health Care Equipment & Services 0.2%
Catamaran Corp. *	700	59,457
CML Healthcare, Inc.	8,562	80,083
Extendicare, Inc.	10,477	80,130

		219,670

Materials 1.7%
AuRico Gold, Inc. *	3,278	21,279
Canfor Corp. *	7,898	93,325
Capstone Mining Corp. *	8,000	17,949
Cascades, Inc.	6,445	30,591
CCL Industries, Inc., Class B	1,627	56,215
Centerra Gold, Inc.	2,480	17,830
Detour Gold Corp. *	1,000	22,177
Dundee Precious Metals, Inc. *	2,500	19,470
Eastern Platinum Ltd. *	69,000	13,417
Eldorado Gold Corp.	9,200	99,536
Franco-Nevada Corp.	1,897	92,575
Golden Star Resources Ltd. *	15,600	18,200
Harry Winston Diamond Corp. *	3,545	45,954
HudBay Minerals, Inc.	10,196	86,115
IAMGOLD Corp.	8,765	97,889
Imperial Metals Corp. *	1,600	13,418
Inmet Mining Corp.	2,296	91,327
Ivanhoe Mines Ltd. *	1,500	12,639
Lake Shore Gold Corp. *	20,800	21,363
Lundin Mining Corp. *	26,209	112,117
Major Drilling Group International, Inc.	1,700	17,240
New Gold, Inc. *	6,900	70,249
Norbord, Inc. *	2,995	41,721
OceanaGold Corp. *	14,900	31,350
Osisko Mining Corp. *	4,400	37,601
PAN American Silver Corp.	2,600	38,915
SEMAFO, Inc.	4,500	14,180
Silver Standard Resources, Inc. *	2,000	25,547
Silver Wheaton Corp.	2,574	70,943
Silvercorp Metals., Inc.	3,200	17,039
Tahoe Resources., Inc. *	1,200	18,140
Taseko Mines Ltd. *	6,700	16,970
Thompson Creek Metals Co., Inc. *	12,817	35,786
West Fraser Timber Co., Ltd.	1,923	101,821

		1,520,888

Media 0.6%
Aimia, Inc.	12,000	159,625
Astral Media, Inc., Class A	2,452	120,247
Cineplex, Inc.	2,700	80,770
Cogeco Cable, Inc.	1,353	48,812
Corus Entertainment, Inc., Class B	3,983	90,117

 3

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Torstar Corp, Class B	2,706	24,555

		524,126

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Nordion, Inc.	2,500	23,608

Real Estate 1.1%
Allied Properties Real Estate Investment Trust	1,300	38,889
Artis Real Estate Investment Trust	2,700	45,474
Boardwalk Real Estate Investment Trust	1,470	93,813
Calloway Real Estate Investment Trust	4,570	134,660
Canadian Apartment Properties Real Estate Investment Trust	3,275	80,303
Canadian Real Estate Investment Trust	2,532	106,395
Chartwell Seniors Housing Real Estate Investment Trust	8,908	89,182
Cominar Real Estate Investment Trust	3,192	78,268
Dundee Real Estate Investment Trust	1,952	74,802
First Capital Realty, Inc.	2,779	51,459
FirstService Corp. *	1,600	42,806
InnVest Real Estate Investment Trust (c)	12,523	64,685
Morguard REIT	2,600	47,056
Primaris Retail Real Estate Investment Trust	3,492	83,605

		1,031,397

Retailing 0.4%
Dollarama, Inc.	1,800	112,180
Reitmans (Canada) Ltd., Class A	4,425	52,949
RONA, Inc.	15,100	203,271

		368,400

Software & Services 0.2%
MacDonald, Dettwiler & Associates Ltd.	1,432	78,465
Open Text Corp. *	1,223	55,256

		133,721

Technology Hardware & Equipment 0.0%
Sierra Wireless, Inc. *	3,500	32,981

Telecommunication Services 0.2%
Bell Aliant, Inc.	1,400	34,831
Manitoba Telecom Services, Inc.	3,800	129,136

		163,967

Transportation 0.1%
TransForce, Inc.	7,100	125,879

Utilities 0.4%
Atlantic Power Corp.	4,300	59,171
Capital Power Corp.	4,000	85,836
Just Energy Group, Inc.	10,600	117,326
Northland Power, Inc.	3,900	71,828

		334,161

		9,013,154

Denmark 1.1%

Banks 0.1%
Sydbank A/S *	6,568	106,282

Capital Goods 0.2%
NKT Holding A/S	1,621	51,282
Rockwool International A/S, B Shares	544	47,734
Solar A/S, B Shares	569	29,116

		128,132

Consumer Durables & Apparel 0.0%
Pandora A/S	3,537	33,852

Food, Beverage & Tobacco 0.0%
East Asiatic Co., Ltd. A/S	1,067	25,161

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	507	95,999
GN Store Nord A/S	7,247	86,327
William Demant Holding A/S *	335	31,604

		213,930

Insurance 0.3%
Topdanmark A/S *	704	119,340
Tryg A/S	2,082	118,031

		237,371

Materials 0.1%
Novozymes A/S, B Shares	5,176	127,249

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	3,442	68,152

Software & Services 0.1%
SimCorp A/S	272	44,285

Transportation 0.0%
D/S Norden A/S	1,532	37,512

		1,021,926

Finland 1.5%

Capital Goods 0.5%
Cargotec Corp., B Shares	2,855	61,978
Cramo Oyj	2,406	28,602
Konecranes Oyj	4,226	109,299
Outotec Oyj	2,401	109,744
Ramirent Oyj	5,264	40,380
Uponor Oyj	7,279	75,226

		425,229

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	8,444	95,654

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	8,602	20,317

Materials 0.4%
Huhtamaki Oyj	8,451	126,771
Kemira Oyj	7,048	88,211
Metsa Board Oyj, B Shares *	36,581	93,614
Tikkurila Oyj	1,806	31,046

		339,642

Media 0.1%
Sanoma Oyj (c)	7,268	62,379

4

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	6,934	138,257

Real Estate 0.1%
Citycon Oyj	10,914	33,066
Sponda Oyj	20,462	82,144

		115,210

Retailing 0.1%
Stockmann Oyj Abp, B Shares	2,569	46,771

Software & Services 0.1%
Tieto Oyj	7,404	123,230

		1,366,689

France 3.9%

Automobiles & Components 0.1%
Plastic Omnium S.A.	2,285	61,681
Societe Fonciere Financiere et de Participations (FFP)	692	22,305

		83,986

Capital Goods 0.1%
Faiveley Transport	346	20,070
Manitou BF	1,239	20,651
Mersen S.A.	1,688	42,684
Saft Groupe S.A.	1,730	39,179

		122,584

Commercial & Professional Supplies 0.7%
Assystem	1,323	24,223
Bureau Veritas S.A.	1,453	128,262
Derichebourg S.A.	25,932	55,808
Edenred	4,051	106,748
Societe BIC S.A.	1,577	159,856
Teleperformance	5,227	128,545

		603,442

Consumer Durables & Apparel 0.3%
Beneteau	2,290	21,769
Hermes International	348	94,665
Nexity S.A.	4,581	108,750
SEB S.A.	1,399	92,728

		317,912

Consumer Services 0.1%
Club Mediterranee S.A. *	3,126	51,087
Euro Disney S.C.A. - Reg’d *	6,211	30,467

		81,554

Energy 0.2%
Bourbon S.A.	4,155	109,768
Etablissements Maurel et Prom	3,747	57,496

		167,264

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	605	71,397
Vilmorin & Cie	262	29,503

		100,900

Health Care Equipment & Services 0.2%
bioMerieux	729	62,018
Medica S.A.	3,315	55,359
Orpea	1,571	58,519

		175,896

Insurance 0.1%
Euler Hermes S.A.	1,016	63,217

Materials 0.1%
Ciments Francais S.A.	782	43,190
SA des Ciments Vicat	1,154	48,569
Sequana *	9,052	17,023

		108,782

Media 0.3%
Havas S.A.	25,602	124,582
Ipsos	1,511	43,871
JC Decaux S.A.	2,436	49,183
Societe d’Edition de Canal +	5,491	31,026

		248,662

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	1,239	29,360
Virbac S.A.	235	41,286

		70,646

Real Estate 0.3%
Gecina S.A.	1,588	145,371
Mercialys	1,639	32,316
Societe de la Tour Eiffel	646	34,688
Societe Immobilliere de Location pour l’Industrie et le Commerce	710	69,887

		282,262

Retailing 0.1%
CFAO	2,182	103,085

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	6,116	16,757

Software & Services 0.4%
Alten	1,191	33,538
Altran Technologies S.A. *	11,507	53,669
Dassault Systemes S.A.	1,180	116,386
Groupe Steria S.C.A.	3,155	40,200
UbiSoft Entertainment S.A. *	14,334	98,703

		342,496

Technology Hardware & Equipment 0.3%
Bull *	9,830	28,323
Gemalto N.V.	2,328	177,893
Ingenico S.A.	733	39,201

		245,417

Telecommunication Services 0.1%
Iliad S.A.	512	70,507

Transportation 0.2%
Aeroports de Paris	1,674	129,706
Bollore	260	57,897

		187,603

Utilities 0.1%
Rubis	1,663	87,361
Sechilienne-Sidec	2,678	34,197

		121,558

		3,514,530

 5

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Germany 3.8%

Automobiles & Components 0.1%
ElringKlinger AG	1,258	34,802
Leoni AG	2,452	90,812

		125,614

Banks 0.1%
Aareal Bank AG *	4,601	75,851
comdirect bank AG	2,083	18,617

		94,468

Capital Goods 1.0%
Bauer AG	1,730	40,313
BayWa AG	2,487	92,433
Deutz AG *	9,206	34,234
Duerr AG	389	25,933
Gildemeister AG	4,685	70,659
Heidelberger Druckmaschinen AG *	64,334	82,133
Indus Holding AG	816	19,094
Kloeckner & Co., SE *	5,970	51,782
Krones AG	1,007	47,021
KUKA AG *	2,007	45,489
MTU Aero Engines Holding AG	1,956	146,763
Nordex SE *	9,388	35,126
Pfeiffer Vacuum Technology AG	412	40,599
Rheinmetall AG	1,086	54,174
SGL Carbon SE (c)	2,226	90,063
Vossloh AG	679	59,793

		935,609

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	968	39,724
Hugo Boss AG	418	42,024
Puma SE	231	64,667

		146,415

Food, Beverage & Tobacco 0.2%
Suedzucker AG	4,480	154,352

Health Care Equipment & Services 0.1%
Rhoen-klinikum AG	4,591	98,853

Materials 0.2%
Fuchs Petrolub AG	1,194	59,966
H&R AG	1,953	29,416
Wacker Chemie AG (c)	1,373	89,330

		178,712

Media 0.4%
Axel Springer AG	3,268	145,873
GfK SE	512	24,029
Kabel Deutschland Holding AG *	2,587	161,875
Sky Deutschland AG *	11,138	33,956

		365,733

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
QIAGEN N.V. *	9,560	170,268
Stada Arzneimittel AG	4,615	146,019

		316,287

Real Estate 0.5%
Alstria Office REIT-AG	3,358	37,384
Deutsche Euroshop AG	2,737	100,364
Deutsche Wohnen AG	3,956	65,891
DIC Asset AG	4,428	36,949
Gagfah S.A. *	10,629	108,850
IVG Immobilien AG *	21,893	50,617

		400,055

Retailing 0.1%
Fielmann AG	448	40,111
Praktiker AG *	53,536	86,374

		126,485

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE	3,448	45,340
Kontron AG	4,540	22,183
SMA Solar Technology AG	620	18,976
Solarworld AG (c)	18,150	26,455

		112,954

Software & Services 0.2%
Bechtle AG	1,333	50,706
Software AG	2,019	65,653
United Internet AG - Reg’d	3,064	54,154

		170,513

Technology Hardware & Equipment 0.0%
Jenoptik AG	4,031	27,190

Transportation 0.2%
Fraport AG	2,233	126,459
Hamburger Hafen und Logistik AG	1,552	34,382
Sixt AG	1,279	22,779

		183,620

		3,436,860

Greece 0.2%

Banks 0.0%
TT Hellenic Postbank S.A. *	24,275	8,261

Diversified Financials 0.0%
Hellenic Exchanges S.A.	7,722	23,519
Marfin Investment Group S.A. *	75,562	16,830

		40,349

Energy 0.1%
Hellenic Petroleum S.A.	4,094	26,770
Motor Oil (Hellas) Corinth Refineries S.A.	10,268	60,613

		87,383

Materials 0.1%
Mytilineos Holdings S.A. *	16,793	43,655
Titan Cement Co. *	2,376	37,938

		81,593

		217,586

Hong Kong 5.3%

Automobiles & Components 0.1%
Geely Automobile Holdings Ltd.	90,000	29,651
Minth Group Ltd.	32,000	32,611
Xinyi Glass Holdings Co., Ltd.	94,000	47,106

		109,368

6

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.2%
Dah Sing Banking Group Ltd.	27,000	24,797
Dah Sing Financial Group	13,750	43,779
Wing Hang Bank Ltd.	11,000	100,668

		169,244

Capital Goods 0.4%
China High Speed Transmission Equipment Group Co., Ltd. *	114,000	30,503
China Rongsheng Heavy Industries Group Holdings Ltd.	81,000	11,124
Haitian International Holdings Ltd.	23,000	22,122
Hopewell Holdings Ltd.	29,000	84,284
Johnson Electric Holdings Ltd.	102,500	59,885
Lonking Holdings Ltd.	60,000	10,968
NWS Holdings Ltd.	46,000	70,014
Shun Tak Holdings Ltd.	147,000	50,941
Singamas Container Holdings Ltd.	110,000	22,770

		362,611

Consumer Durables & Apparel 0.4%
Anta Sports Products Ltd.	35,000	19,533
Bosideng International Holdings Ltd.	142,000	36,948
China Dongxiang Group Co.	345,000	26,993
Li Ning Co., Ltd.	48,500	24,950
Ports Design Ltd.	21,000	20,582
Skyworth Digital Holdings Ltd.	130,000	49,873
Techtronic Industries Co., Ltd.	80,500	108,282
Texwinca Holdings Ltd.	44,000	41,394

		328,555

Consumer Services 0.5%
Cafe De Coral Holdings Ltd.	16,000	45,896
China Travel International Investment Hong Kong Ltd.	192,000	34,983
Galaxy Entertainment Group Ltd. *	11,000	26,319
Sands China Ltd.	25,600	75,093
Shangri-La Asia Ltd.	48,000	94,257
SJM Holdings Ltd.	52,000	92,335
Wynn Macau Ltd.	17,200	36,448

		405,331

Diversified Financials 0.0%
Value Partners Group Ltd.	37,000	16,879

Energy 0.0%
Hidili Industry International Development Ltd.	57,000	13,064
Mongolia Energy Co., Ltd. *	419,000	16,351

		29,415

Food, Beverage & Tobacco 0.5%
China Green (Holdings) Ltd.	74,000	16,471
China Mengniu Dairy Co., Ltd.	37,000	109,678
China Yurun Food Group Ltd. (c)	64,000	38,105
Global Bio-chem Technology Group Co., Ltd.	184,000	21,216
Tingyi (Cayman Islands) Holding Corp.	44,000	108,701
Want Want China Holdings Ltd.	111,000	134,147

		428,318

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	14,500	137,119

Materials 0.4%
China Shanshui Cement Group	68,000	38,403
China Zhongwang Holdings Ltd. *	177,600	64,444
CST Mining Group Ltd. *	1,624,000	24,140
Fosun International	156,000	74,638
Fufeng Group Ltd.	53,000	16,644
Huabao International Holdings Ltd. (c)	40,000	17,649
Lee & Man Paper Manufacturing Ltd.	93,000	37,833
Nine Dragons Paper Holdings Ltd.	57,000	26,571
Shougang Fushan Resources Group Ltd.	134,000	36,130

		336,452

Media 0.1%
Television Broadcasts Ltd.	15,000	107,207

Real Estate 1.4%
Agile Property Holdings Ltd.	70,000	82,664
C C Land Holdings Ltd.	95,000	20,255
Champion Real Estate Investment Trust	168,000	73,640
Country Garden Holdings Co. *	145,053	54,491
Evergrande Real Estate Group Ltd. (c)	124,000	57,281
Glorious Property Holdings Ltd. *	197,000	29,208
Great Eagle Holdings Ltd.	36,000	90,928
Greentown China Holdings Ltd.	69,500	73,066
Hopson Development Holdings Ltd. *	69,000	44,154
Hysan Development Co., Ltd.	34,000	143,165
K Wah International Holdings Ltd.	77,000	28,006
Kaisa Group Holdings., Ltd. *	154,000	27,793
Kowloon Development Co., Ltd.	33,000	32,128
KWG Property Holding Ltd.	62,500	34,307
Lai Sun Development Co., Ltd. *	1,756,000	31,517
Longfor Properties Co., Ltd.	17,500	25,638
Midland Holdings Ltd.	52,000	27,672
New World China Land Ltd.	180,400	69,014
Renhe Commercial Holdings (c)*	414,000	16,926
Shimao Property Holdings Ltd.	83,500	119,009
Shui On Land Ltd.	207,900	85,266
Soho China Ltd.	116,500	86,296

		1,252,424

Retailing 0.1%
Giordano International Ltd.	63,000	43,782
Lifestyle International Holdings Ltd.	13,500	30,876
Luk Fook Holdings International Ltd.	9,000	21,696
Parkson Retail Group Ltd.	27,500	24,633

		120,987

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	5,700	72,932
GCL-Poly Energy Holdings Ltd. (c)	166,000	24,413

 7

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Semiconductor Manufacturing International Corp. *	2,594,000	94,983

		192,328

Software & Services 0.1%
Tencent Holdings Ltd.	4,400	130,633

Technology Hardware & Equipment 0.5%
AAC Technologies Holdings, Inc.	16,000	46,433
BYD Electronic International Co., Ltd.	80,000	15,771
Digital China Holdings Ltd.	53,700	83,317
Foxconn International Holdings Ltd. *	174,000	51,824
Ju Teng International Holdings Ltd.	92,000	26,125
Kingboard Laminates Holding Ltd.	79,500	29,875
TPV Technology Ltd.	180,000	33,215
VTech Holdings Ltd.	12,500	146,522

		433,082

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	84,000	40,727
SmarTone Telecommunications Holdings Ltd.	13,000	27,332

		68,059

Transportation 0.0%
Hopewell Highway Infrastructure Ltd.	49,900	23,831

Utilities 0.1%
China Gas Holdings Ltd.	104,000	54,855
ENN Energy Holdings Ltd.	20,000	76,293

		131,148

		4,782,991

Ireland 0.5%

Capital Goods 0.1%
Grafton Group plc	10,194	34,869
Kingspan Group plc	10,193	81,553

		116,422

Consumer Services 0.1%
Paddy Power plc	747	50,355

Food, Beverage & Tobacco 0.2%
C&C Group plc	21,861	96,025
Glanbia plc	7,008	52,598

		148,623

Health Care Equipment & Services 0.0%
United Drug plc	8,117	20,972

Materials 0.1%
James Hardie Industries SE CDI	11,101	96,967

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	2,226	25,962

		459,301

Israel 0.9%

Banks 0.2%
First International Bank of Israel Ltd. *	2,911	28,147
Israel Discount Bank, Class A *	108,002	100,728
Mizrahi Tefahot Bank Ltd. *	9,786	73,368

		202,243

Capital Goods 0.1%
Clal Industries Ltd.	8,839	24,587
Elbit Systems Ltd.	1,956	63,246

		87,833

Energy 0.1%
Oil Refineries Ltd. *	202,738	93,210
Paz Oil Co., Ltd.	398	41,560

		134,770

Food & Staples Retailing 0.0%
Shufersal Ltd.	12,921	28,015

Food, Beverage & Tobacco 0.1%
Osem Investments Ltd.	1,786	22,197
Strauss Group Ltd. *	3,085	27,583

		49,780

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd.	3,027	25,648
Harel Insurance Investments & Finances Service Ltd. *	1,058	25,583
Migdal Insurance & Financial Holdings Ltd.	23,964	22,126

		73,357

Real Estate 0.1%
Azrieli Group	1,704	36,389
Gazit-Globe Ltd.	4,828	45,045

		81,434

Software & Services 0.1%
NICE Systems Ltd. *	1,889	68,126

Telecommunication Services 0.1%
Partner Communications Co., Ltd.	19,198	63,251

		788,809

Italy 2.4%

Automobiles & Components 0.2%
Brembo S.p.A.	3,287	33,809
Piaggio & C. S.p.A.	17,176	41,105
Pirelli & C. S.p.A.	12,689	128,140

		203,054

Banks 0.1%
Banca Carige S.p.A.	82,476	62,823
Banca Piccolo Credito Valtellinese Scarl	14,468	18,898
Credito Emiliano S.p.A.	12,096	40,934

		122,655

Capital Goods 0.4%
Astaldi S.p.A.	5,676	32,976

8

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
C.I.R. S.p.A. - Compagnie Industriali Riunite	59,459	59,819
Danieli S.p.A. - Officine Meccaniche Danieli & C.	1,226	25,786
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	3,457	37,543
Impregilo S.p.A. (c)	33,075	124,512
Interpump Group S.p.A.	2,955	20,407
Maire Tecnimont S.p.A. *	39,196	27,921
Trevi Finanziaria S.p.A.	4,236	22,688

		351,652

Consumer Durables & Apparel 0.2%
De’Longhi S.p.A.	2,378	26,246
Geox S.p.A.	9,024	20,752
Indesit Co., S.p.A.	10,659	38,101
Safilo Group S.p.A. *	10,182	65,332
Tod’s S.p.A.	436	40,002

		190,433

Consumer Services 0.2%
Autogrill S.p.A.	13,729	110,818
Lottomatica S.p.A.	5,400	105,766

		216,584

Diversified Financials 0.0%
Azimut Holding S.p.A.	3,783	36,053

Energy 0.2%
ERG S.p.A.	12,271	86,046
Saras S.p.A. *	99,508	109,175

		195,221

Food & Staples Retailing 0.0%
Marr S.p.A.	3,249	29,345

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A	9,551	65,813
Parmalat S.p.A.	35,199	66,370

		132,183

Health Care Equipment & Services 0.1%
Sorin S.p.A. *	23,497	49,132

Insurance 0.2%
Mediolanum S.p.A	21,142	69,842
Milano Assicurazioni S.p.A. *	192,714	63,778
Societa Cattolica di Assicurazioni S.c.r.l. *	1,184	14,384

		148,004

Materials 0.0%
Italmobiliare S.p.A. *	436	5,786
Italmobiliare S.p.A. RSP *	1,021	7,820

		13,606

Media 0.1%
Gruppo Editoriale L’Espresso S.p.A.	25,113	19,642
Mondadori (Arnoldo) Editore S.p.A. *	22,888	25,664

		45,306

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,853	46,236

Real Estate 0.1%
Beni Stabili S.p.A.	125,785	57,399

Transportation 0.1%
Alitalia S.p.A. (a)(b)*	14,782	—
Ansaldo STS S.p.A.	6,206	47,482
Autostrada Torino-Milano S.p.A.	6,684	43,403
Societa Iniziative Autostradali e Servizi S.p.A.	6,327	42,673

		133,558

Utilities 0.3%
ACEA S.p.A.	6,740	35,987
Edison S.p.A. (c)*	83,036	90,818
Hera S.p.A.	57,256	70,007
Iren S.p.A.	98,078	34,477

		231,289

		2,201,710

Japan 33.1%

Automobiles & Components 2.1%
Akebono Brake Industry Co., Ltd.	9,900	43,231
Calsonic Kansei Corp.	11,000	53,601
EXEDY Corp.	2,000	39,871
F.C.C. Co., Ltd.	1,300	20,060
Futaba Industrial Co., Ltd. *	12,100	56,417
Keihin Corp.	3,700	49,491
Koito Manufacturing Co., Ltd.	6,000	75,782
KYB Co., Ltd.	9,000	38,304
Musashi Seimitsu Industry Co., Ltd.	2,400	41,138
NGK Spark Plug Co., Ltd.	8,000	92,612
NHK Spring Co., Ltd.	14,000	146,663
Nifco, Inc.	2,400	53,314
Nissan Shatai Co., Ltd.	6,000	65,692
Nissin Kogyo Co., Ltd.	4,500	59,713
Press Kogyo Co., Ltd.	7,000	30,953
Riken Corp.	6,000	23,258
Sanden Corp.	16,000	50,222
Showa Corp.	6,400	49,040
Stanley Electric Co., Ltd.	8,800	129,354
Sumitomo Rubber Industries Ltd.	11,000	131,924
T RAD Co., Ltd.	7,000	22,801
Tachi-S Co., Ltd.	2,500	41,001
Takata Corp.	3,500	69,652
Tokai Rika Co., Ltd.	4,200	64,896
Tokai Rubber Industries Ltd.	3,500	37,966
Toyo Tire & Rubber Co., Ltd.	17,000	50,585
Toyoda Gosei Co., Ltd.	6,200	126,753
Toyota Boshoku Corp.	11,000	123,150
TS Tech Co., Ltd.	3,700	59,471
Unipres Corp.	1,600	42,326
Yorozu Corp.	1,600	23,697

		1,912,938

Banks 2.0%
Aozora Bank Ltd.	22,000	50,405
Bank of The Ryukyus Ltd.	1,900	23,258
Kiyo Holdings, Inc.	28,000	39,226
Sapporo Hokuyo Holdings, Inc.	25,500	72,913
Senshu Ikeda Holdings, Inc.	9,400	48,044
Suruga Bank Ltd.	11,000	116,134
The 77 Bank Ltd.	30,000	112,915
The Awa Bank Ltd.	11,000	67,546

 9

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Bank of Iwate Ltd.	600	25,215
The Bank of Nagoya Ltd.	9,000	27,195
The Daishi Bank Ltd.	12,000	35,109
The Eighteenth Bank Ltd.	8,000	20,149
The Higo Bank Ltd.	11,000	57,931
The Hiroshima Bank Ltd.	30,000	98,805
The Hokkoku Bank Ltd.	21,000	76,262
The Hyakugo Bank Ltd.	11,000	46,052
The Hyakujushi Bank Ltd.	11,000	40,375
The Iyo Bank Ltd.	17,000	130,936
The Juroku Bank Ltd.	14,000	45,764
The Kagoshima Bank Ltd.	10,000	60,124
The Keiyo Bank Ltd.	12,000	53,787
The Musashino Bank Ltd.	2,200	60,859
The Nanto Bank Ltd.	11,000	46,483
The Nishi-Nippon City Bank Ltd.	51,000	111,484
The Ogaki Kyoritsu Bank Ltd.	11,000	37,902
The San-in Godo Bank Ltd.	14,000	97,949
The Shiga Bank Ltd.	13,000	71,173
The Toho Bank Ltd.	9,000	27,679
The Tokyo Tomin Bank Ltd.	2,100	18,953
The Yamagata Bank Ltd.	6,000	24,457
Tomony Holdings, Inc.	6,000	24,389

		1,769,473

Capital Goods 6.3%
Aica Kogyo Co., Ltd.	3,500	54,023
Aida Engineering Ltd.	4,000	23,750
Amano Corp.	4,700	37,661
Asahi Diamond Industrial Co., Ltd.	2,000	23,017
Central Glass Co., Ltd.	16,000	59,157
Chiyoda Corp.	9,000	116,890
CKD Corp.	4,400	27,519
COMSYS Holdings Corp.	9,900	123,392
Daifuku Co., Ltd.	11,500	68,577
Daihen Corp.	8,000	24,673
Daiichi Jitsugyo Co., Ltd.	5,000	23,659
Ebara Corp.	36,000	135,260
Fujitec Co., Ltd.	6,000	36,162
Furukawa Co., Ltd. *	48,000	39,573
Futaba Corp.	2,500	37,200
Glory Ltd.	3,900	80,700
GS Yuasa Corp.	17,000	67,342
Hino Motors Ltd.	21,000	145,122
Hitachi Cable Ltd. *	27,000	46,250
Hitachi Construction Machinery Co., Ltd.	7,200	128,704
Hitachi Koki Co., Ltd.	4,500	33,429
Hitachi Zosen Corp.	76,000	92,654
Hoshizaki Electric Co., Ltd.	3,400	87,300
Inaba Denki Sangyo Co., Ltd.	1,000	28,746
Inabata & Co., Ltd.	5,200	31,947
Iseki & Co., Ltd.	20,000	52,025
Iwatani Corp.	17,000	64,133
JFE Shoji Trade Corp. *	14,000	49,897
Kamei Corp.	5,000	46,585
Kanamoto Co., Ltd.	3,000	33,970
Kandenko Co., Ltd.	13,000	61,345
Kanematsu Corp. *	120,000	141,208
Keihan Electric Railway Co., Ltd.	18,000	85,308
Kitz Corp.	10,000	39,724
Komori Corp.	7,700	46,196
Kumagai Gumi Co., Ltd. *	43,000	40,469
Kurita Water Industries Ltd.	5,100	114,712
Kuroda Electric Co., Ltd.	3,400	39,699
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,700	24,107
Kyowa Exeo Corp.	10,000	102,625
Mabuchi Motor Co., Ltd.	1,800	69,805
Maeda Corp.	21,000	100,463
Maeda Road Construction Co., Ltd.	6,000	79,799
Makino Milling Machine Co., Ltd.	6,000	30,506
Max Co., Ltd.	2,000	22,451
Meidensha Corp.	13,000	47,622
Minebea Co., Ltd.	32,000	111,799
Mirait Holdings Corp.	5,000	36,246
Misumi Group, Inc.	1,600	38,758
Mitsui Matsushima Co., Ltd.	13,000	20,070
Miura Co., Ltd.	1,700	42,844
Mori Seiki Co., Ltd.	7,000	51,236
Nabtesco Corp.	1,600	34,916
Nachi-Fujikoshi Corp.	10,000	32,228
Nagase & Co., Ltd.	8,000	92,116
NEC Networks & System Integration Corp.	2,600	43,787
Nichias Corp.	8,000	39,983
Nichiden Corp.	1,000	25,569
Nippo Corp.	7,000	83,426
Nippon Carbon Co., Ltd.	10,000	21,930
Nippon Thompson Co., Ltd.	4,000	17,187
Nishimatsu Construction Co., Ltd.	37,000	63,853
Nisshinbo Holdings, Inc.	12,000	78,552
Nitta Corp.	1,500	22,995
Nitto Boseki Co., Ltd.	13,000	38,272
Noritake Co., Ltd.	6,000	15,033
Noritz Corp.	3,300	56,918
Oiles Corp.	1,600	30,940
Okuma Corp.	7,000	41,752
Okumura Corp.	14,000	47,894
OSG Corp.	3,200	43,407
Penta-Ocean Construction Co., Ltd.	20,500	51,620
Ryobi Ltd.	13,000	33,795
Sanki Engineering Co., Ltd.	5,000	26,834
Sankyo-Tateyama Holdings, Inc.	34,000	61,713
Sanwa Holdings Corp.	17,000	71,163
Sasebo Heavy Industries Co., Ltd.	14,000	14,901
Shima Seiki Mfg., Ltd.	2,200	31,419
ShinMaywa Industries Ltd.	9,000	44,684
Sho-Bond Holdings Co., Ltd.	1,100	32,665
Sintokogio Ltd.	2,800	26,418
Sodick Co., Ltd.	4,800	23,547
Sumikin Bussan Corp.	21,000	50,720
Sumitomo Mitsui Construction Co., Ltd. *	41,800	28,088
Swcc Showa Holdings Co., Ltd.	37,000	30,986
Tadano Ltd.	7,000	47,675
Taihei Dengyo Kaisha Ltd.	4,000	27,440
Taihei Kogyo Co., Ltd.	5,000	23,363
Taikisha Ltd.	2,400	52,248
Takara Standard Co., Ltd.	4,000	29,652
Takasago Thermal Engineering Co., Ltd.	5,000	38,171
Tekken Corp.	20,000	28,365
The Japan Steel Works Ltd.	15,000	81,594

10

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Nippon Road Co., Ltd.	6,000	23,147
The Nippon Signal Co., Ltd.	5,200	32,980
THK Co., Ltd.	6,500	114,932
TOA Corp.	22,000	37,415
Tobishima Corp. *	20,600	21,189
Toda Corp.	18,000	54,940
Toshiba Machine Co., Ltd.	5,000	20,733
Toshiba Plant Systems & Services Corp.	3,000	36,895
Totetsu Kogyo Co., Ltd.	3,000	38,123
TOTO Ltd.	20,000	148,217
Toyo Construction Co., Ltd.	28,000	23,775
Toyo Engineering Corp.	10,000	42,757
Toyo Tanso Co., Ltd.	600	16,670
Tsubakimoto Chain Co.	10,000	56,014
Ushio, Inc.	5,700	71,832
Yamazen Corp.	5,300	37,279
Yokogawa Bridge Holdings Corp.	4,000	28,353
Yuasa Trading Co., Ltd.	24,000	44,728
Yurtec Corp.	4,000	14,625

		5,718,732

Commercial & Professional Supplies 0.6%
Aeon Delight Co., Ltd.	1,300	29,956
Daiseki Co., Ltd.	1,400	23,425
Duskin Co., Ltd.	4,400	86,761
Kokuyo Co., Ltd.	9,700	72,075
Meitec Corp.	2,400	51,408
Nissha Printing Co., Ltd. *	4,000	40,384
Okamura Corp.	6,000	47,621
Park24 Co., Ltd.	4,500	68,741
Sohgo Security Services Co., Ltd.	5,700	77,231
Toppan Forms Co., Ltd.	4,400	40,514

		538,116

Consumer Durables & Apparel 1.4%
Alpine Electronics, Inc.	3,300	34,639
Asics Corp.	7,000	81,932
Foster Electric Co., Ltd.	1,800	27,474
Funai Electric Co., Ltd.	1,700	21,710
Gunze Ltd.	21,000	55,312
Heiwa Corp.	1,900	34,329
JVC KENWOOD Holdings, Inc.	16,960	51,753
Misawa Homes Co., Ltd.	9,500	138,653
Onward Holdings Co., Ltd.	14,000	104,671
PanaHome Corp.	7,000	42,851
Pioneer Corp. *	24,400	66,690
Rinnai Corp.	1,300	83,693
Sangetsu Co., Ltd.	2,000	49,138
Sanyo Shokai Ltd.	10,000	33,073
Seiko Holdings Corp. *	21,000	57,009
Shimano, Inc.	2,200	146,094
Tamron Co., Ltd.	1,000	32,582
Token Corp.	750	32,725
Tomy Co., Ltd.	6,800	42,063
Unitika Ltd. *	75,000	37,136
Wacoal Holdings Corp.	7,000	83,497

		1,257,024

Consumer Services 0.5%
Accordia Golf Co., Ltd.	84	55,009
Colowide Co., Ltd.	3,500	28,374
Doutor Nichires Holdings Co., Ltd.	4,200	52,485
H.I.S. Co., Ltd.	1,700	58,704
MOS Food Services, Inc.	1,600	32,058
Resorttrust, Inc.	3,100	54,353
Round One Corp.	6,000	30,794
Saizeriya Co., Ltd.	2,400	36,745
Tokyo Dome Corp. *	16,000	46,323
Yoshinoya Holdings Co., Ltd.	25	33,312
Zensho Holdings Co., Ltd.	4,100	52,440

		480,597

Diversified Financials 1.1%
Acom Co., Ltd. *	3,400	70,703
Aeon Credit Service Co., Ltd.	7,000	133,425
Aiful Corp. (c)*	69,500	117,752
Century Tokyo Leasing Corp.	2,200	38,142
Fuyo General Lease Co., Ltd.	1,700	55,120
Hitachi Capital Corp.	3,800	68,945
IBJ Leasing Co., Ltd.	2,000	50,278
Jaccs Co., Ltd.	19,000	61,130
JAFCO Co., Ltd.	1,700	30,021
Japan Securities Finance Co., Ltd.	7,100	33,923
Matsui Securities Co., Ltd.	4,800	28,139
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,830	112,955
Monex Group, Inc.	129	20,934
Okasan Securities Group, Inc.	8,000	28,188
Orient Corp. *	49,500	66,451
Ricoh Leasing Co., Ltd.	1,400	32,177
Tokai Tokyo Financial Holdings, Inc.	14,000	47,058

		995,341

Energy 0.2%
AOC Holdings, Inc.	10,000	32,689
Japan Petroleum Exploration Co.	2,300	86,223
Shinko Plantech Co., Ltd.	3,400	31,347

		150,259

Food & Staples Retailing 0.9%
Ain Pharmaciez, Inc.	700	43,782
Arcs Co., Ltd.	3,600	79,060
Cawachi Ltd.	1,700	34,293
cocokara fine, Inc.	1,800	61,076
Heiwado Co., Ltd.	2,800	40,339
Kato Sangyo Co., Ltd.	2,100	39,611
Matsumotokiyoshi Holdings Co., Ltd.	5,200	117,152
Ministop Co., Ltd.	1,700	29,743
Mitsubishi Shokuhin Co., Ltd.	1,500	34,436
Okuwa Co., Ltd.	3,000	41,484
Sugi Holdings Co., Ltd.	1,800	59,862
Sundrug Co., Ltd.	1,100	38,254
Tsuruha Holdings, Inc.	800	51,726
Valor Co., Ltd.	5,500	89,579
Yokohama Reito Co., Ltd.	3,000	23,537

		783,934

Food, Beverage & Tobacco 2.5%
Calbee, Inc.	800	55,699
Coca-Cola Central Japan Co., Ltd.	2,700	34,696
Coca-Cola West Co., Ltd.	6,200	106,106
DyDo Drinco, Inc.	700	32,654
Ezaki Glico Co., Ltd.	5,000	57,655
Fuji Oil Co., Ltd.	6,000	75,655

 11

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hokuto Corp.	1,600	31,300
House Foods Corp.	4,000	66,705
Ito En Ltd.	5,900	112,048
Itoham Foods, Inc.	18,000	75,132
Kagome Co., Ltd.	4,600	102,151
Kewpie Corp.	9,900	146,348
Kikkoman Corp.	12,000	150,589
Marudai Food Co., Ltd.	7,000	26,337
Maruha Nichiro Holdings, Inc.	74,000	110,258
Megmilk Snow Brand Co., Ltd.	6,000	101,531
Mitsui Sugar Co., Ltd.	8,000	26,456
Morinaga Milk Industry Co., Ltd.	26,000	94,386
Nichirei Corp.	27,000	136,934
Nippon Flour Mills Co., Ltd.	8,000	35,188
Nippon Suisan Kaisha Ltd.	32,400	74,665
Prima Meat Packers Ltd.	30,000	54,951
Sakata Seed Corp.	2,000	26,454
Sapporo Holdings Ltd.	33,000	103,794
Takara Holdings, Inc.	11,000	75,101
The Nisshin Oillio Group Ltd.	17,000	67,181
Toyo Suisan Kaisha Ltd.	5,000	120,062
Yamazaki Baking Co., Ltd.	12,000	167,277

		2,267,313

Health Care Equipment & Services 0.4%
Hogy Medical Co., Ltd.	800	38,710
Miraca Holdings, Inc.	2,200	93,488
Nichii Gakkan Co.	2,300	21,461
Nihon Kohden Corp.	1,800	58,499
Nikkiso Co., Ltd.	4,000	45,619
Nipro Corp.	7,900	43,578
Ship Healthcare Holdings, Inc.	1,628	42,561
Sysmex Corp.	700	30,490

		374,406

Household & Personal Products 0.5%
Aderans Co., Ltd. *	1,900	22,944
Fancl Corp.	4,100	49,924
Kobayashi Pharmaceutical Co., Ltd.	1,000	52,145
Kose Corp.	1,900	44,502
Lion Corp.	17,000	94,192
Mandom Corp.	1,200	30,709
Pola Orbis Holdings, Inc.	1,800	58,600
Unicharm Corp.	2,100	115,695

		468,711

Insurance 0.1%
Sony Financial Holdings, Inc.	6,599	105,252

Materials 4.0%
Adeka Corp.	8,200	69,043
Aichi Steel Corp.	8,000	30,299
Air Water, Inc.	12,000	144,326
Asahi Holdings, Inc.	1,400	24,094
Chugoku Marine Paints Ltd.	6,000	29,311
Daido Steel Co., Ltd.	23,000	129,762
Daio Paper Corp.	13,000	78,379
Earth Chemical Co., Ltd.	1,000	36,544
FP Corp.	900	62,542
Fuji Seal International, Inc.	1,300	24,389
Fujimi, Inc.	1,800	25,366
Furukawa-Sky Aluminum Corp.	10,000	26,750
Godo Steel Ltd.	19,000	36,546
Hitachi Chemical Co., Ltd.	8,600	130,630
Hitachi Metals Ltd.	9,000	98,506
Hokuetsu Kishu Paper Co., Ltd.	9,000	41,379
Ishihara Sangyo Kaisha Ltd. *	46,000	36,744
Kaneka Corp.	22,000	113,148
Kansai Paint Co., Ltd.	12,000	125,255
Kureha Corp.	12,000	49,019
Kyoei Steel Ltd.	2,800	54,446
Lintec Corp.	2,800	50,740
Maruichi Steel Tube Ltd.	4,800	93,229
Mitsubishi Paper Mills Ltd. *	35,000	29,356
Mitsubishi Steel Mfg. Co., Ltd.	12,000	25,273
Nakayama Steel Works Ltd. *	33,000	17,532
Nihon Parkerizing Co., Ltd.	2,000	28,082
Nippon Coke & Engineering Co., Ltd.	18,000	21,823
Nippon Denko Co., Ltd.	8,000	25,103
Nippon Kayaku Co., Ltd.	10,000	96,256
Nippon Light Metal Co., Ltd.	80,000	86,942
Nippon Metal Industry Co., Ltd. *	30,000	18,235
Nippon Paint Co., Ltd.	11,000	90,614
Nippon Shokubai Co., Ltd.	11,000	133,822
Nippon Soda Co., Ltd.	12,000	49,534
Nippon Yakin Kogyo Co., Ltd. *	21,500	22,016
Nissan Chemical Industries Ltd.	13,000	136,361
Nittetsu Mining Co., Ltd.	5,000	18,401
Nof Corp.	13,000	62,680
Okabe Co., Ltd.	5,600	33,824
Pacific Metals Co., Ltd.	15,000	53,241
Rengo Co., Ltd.	21,000	115,540
Sakai Chemical Industry Co., Ltd.	6,000	18,470
Sanyo Chemical Industries Ltd.	5,000	30,308
Sanyo Special Steel Co., Ltd.	11,000	40,429
Sumitomo Bakelite Co., Ltd.	15,000	62,034
Sumitomo Light Metal Industries Ltd.	60,000	57,843
Sumitomo Osaka Cement Co., Ltd.	38,000	125,507
The Nippon Synthetic Chemical Industry Co., Ltd.	4,000	23,597
Toagosei Co., Ltd.	17,000	63,856
Toho Zinc Co., Ltd.	10,000	32,670
Tokai Carbon Co., Ltd.	12,000	49,386
Tokuyama Corp. (c)	40,000	89,101
Tokyo Ohka Kogyo Co., Ltd.	2,600	54,740
Tokyo Rope Manufacturing Co., Ltd.	12,000	18,811
Tokyo Steel Manufacturing Co., Ltd.	13,500	49,903
Topy Industries Ltd.	18,000	46,645
Toyo Ink SC Holdings Co., Ltd.	16,000	57,649
Toyo Kohan Co., Ltd.	6,000	19,457
Yamato Kogyo Co., Ltd.	3,000	84,580
Yodogawa Steel Works Ltd.	11,000	40,490
Zeon Corp.	12,000	98,298

		3,638,856

Media 0.6%
Asatsu-DK, Inc.	2,900	82,875
Avex Group Holdings, Inc.	2,100	31,804
Fuji Media Holdings, Inc.	48	81,663
Kadokawa Group Holdings, Inc.	1,700	47,912
Nippon Television Network Corp.	380	58,170
Shochiku Co., Ltd.	4,000	39,145

12

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SKY Perfect JSAT Holdings, Inc.	65	27,080
Toei Co., Ltd.	6,000	28,320
Toho Co., Ltd.	7,200	128,981
Tokyo Broadcasting System Holdings, Inc.	3,000	34,496
TV Asahi Corp.	17	26,782

		587,228

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Dainippon Sumitomo Pharma Co., Ltd.	10,400	114,859
Hisamitsu Pharmaceutical Co., Inc.	1,600	80,536
Kaken Pharmaceutical Co., Ltd.	4,000	56,718
Kissei Pharmaceutical Co., Ltd.	3,000	52,622
Kyorin Co., Ltd.	4,000	87,177
Kyowa Hakko Kirin Co., Ltd.	14,000	155,717
Mitsubishi Tanabe Pharma Corp.	10,000	152,620
Mochida Pharmaceutical Co., Ltd.	5,000	59,803
Nippon Shinyaku Co., Ltd.	2,000	24,547
Rohto Pharmaceutical Co., Ltd.	5,000	67,607
Santen Pharmaceutical Co., Ltd.	2,800	119,119
Sawai Pharmaceutical Co., Ltd.	300	32,689
Tsumura & Co.	2,200	61,877

		1,065,891

Real Estate 0.9%
Aeon Mall Co., Ltd.	3,600	86,106
Daibiru Corp.	4,600	32,123
Daikyo, Inc.	18,000	45,051
Goldcrest Co., Ltd.	1,420	21,861
Heiwa Real Estate Co., Ltd.	19,500	45,457
Hulic Co., Ltd. *	6,200	32,457
Kenedix, Inc. *	252	33,086
Leopalace21 Corp. *	54,800	183,334
Nomura Real Estate Holdings, Inc.	6,000	110,804
NTT Urban Development Corp.	74	59,634
Tokyo Tatemono Co., Ltd. *	34,000	125,259

		775,172

Retailing 2.3%
ABC-Mart, Inc.	700	28,212
Alpen Co., Ltd.	1,800	33,911
AOKI Holdings, Inc.	2,400	53,353
Aoyama Trading Co., Ltd.	6,400	125,017
Arc Land Sakamoto Co., Ltd.	1,700	25,558
Autobacs Seven Co., Ltd.	2,100	103,360
Belluna Co., Ltd.	3,250	25,951
Bic Camera, Inc. (c)	113	60,151
Canon Marketing Japan, Inc.	11,200	150,802
Chiyoda Co., Ltd.	2,000	48,050
Chori Co., Ltd.	21,000	26,407
DCM Holdings Co., Ltd.	8,600	59,659
Don Quijote Co., Ltd.	2,900	96,746
Geo Corp.	66	73,383
Gulliver International Co., Ltd.	670	20,403
H2O Retailing Corp.	12,000	123,251
Hikari Tsushin, Inc.	1,500	71,545
Izumi Co., Ltd.	5,200	104,629
K’s Holdings Corp.	4,440	144,580
Kohnan Shoji Co., Ltd.	3,300	39,357
Komeri Co., Ltd.	3,300	82,446
Nissen Holdings Co., Ltd.	6,400	26,761
Nitori Holdings Co., Ltd.	900	84,148
Paltac Corp.	3,700	52,522
Parco Co., Ltd. (c)	5,000	63,276
Ryohin Keikaku Co., Ltd.	2,000	108,060
Shimamura Co., Ltd.	1,000	116,059
The Daiei, Inc. *	10,700	24,666
USS Co., Ltd.	920	99,007
Xebio Co., Ltd.	1,900	41,340

		2,112,610

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	6,200	78,676
Dainippon Screen Manufacturing Co., Ltd.	9,000	60,120
Disco Corp.	700	36,765
Sanken Electric Co., Ltd.	13,000	48,173
Shinko Electric Industries Co., Ltd.	6,500	45,199
Sumco Corp. *	10,800	81,912
Tokyo Seimitsu Co., Ltd.	1,500	23,306
ULVAC, Inc. (c)*	5,800	45,018

		419,169

Software & Services 1.4%
Capcom Co., Ltd.	2,300	46,780
Dena Co., Ltd.	1,686	36,530
Fuji Soft, Inc.	2,300	35,605
IT Holdings Corp.	11,000	113,828
Itochu Techno-Solutions Corp.	1,500	77,565
Konami Corp.	5,500	117,227
NEC Fielding Ltd.	2,000	24,831
Net One Systems Co., Ltd.	3,400	48,192
Nihon Unisys Ltd.	8,500	56,623
NS Solutions Corp.	1,300	25,247
NSD Co., Ltd.	3,400	29,807
OBIC Co., Ltd.	220	44,635
Oracle Corp., Japan	1,800	80,574
Otsuka Corp.	900	79,078
SCSK Corp.	2,476	33,462
So-net Entertainment Corp.	6	25,202
Square Enix Holdings Co., Ltd.	2,600	40,115
Transcosmos, Inc.	2,600	35,328
Trend Micro, Inc.	4,500	133,425
Yahoo Japan Corp.	385	139,960

		1,224,014

Technology Hardware & Equipment 2.2%
Alps Electric Co., Ltd.	17,100	101,836
Anritsu Corp.	3,000	37,078
Azbil Corp.	4,600	93,043
Canon Electronics, Inc.	1,300	26,984
Citizen Holdings Co., Ltd.	21,000	116,022
Cmk Corp.	3,700	12,993
Daiwabo Holdings Co., Ltd.	30,000	53,764
Denki Kogyo Co., Ltd.	6,000	28,106
Elematec Corp.	1,700	23,109
Hamamatsu Photonics K.K.	2,200	76,869
Hirose Electric Co., Ltd.	1,200	114,496
Hitachi High-Technologies Corp.	3,600	89,603
Hitachi Kokusai Electric, Inc.	6,000	39,443
Horiba Ltd.	1,700	60,008
Hosiden Corp.	11,700	68,609
Japan Aviation Electronics Industry Ltd.	4,000	32,725
Mitsumi Electric Co., Ltd. *	14,000	89,976

 13

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NEC Mobiling Ltd.	700	25,473
Nichicon Corp.	4,300	34,864
Nippon Chemi-Con Corp. *	11,000	24,555
Oki Electric Industry Co., Ltd. *	123,000	192,394
Riso Kagaku Corp.	1,700	28,164
Ryosan Co., Ltd.	3,400	62,855
Ryoyo Electro Corp.	4,700	48,967
Shimadzu Corp.	12,000	97,893
Star Micronics Co., Ltd.	3,300	30,744
Taiyo Yuden Co., Ltd.	12,000	98,379
Toshiba Tec Corp.	17,000	62,527
Uniden Corp.	6,000	14,211
Yaskawa Electric Corp.	10,000	71,663
Yokogawa Electric Corp.	13,000	133,188

		1,990,541

Telecommunication Services 0.0%
eAccess Ltd. (c)	206	37,610

Transportation 1.3%
Daiichi Chuo Kisen Kaisha *	16,000	16,145
Fukuyama Transporting Co., Ltd.	9,000	50,343
Hitachi Transport System Ltd.	2,800	51,360
Iino Kaiun Kaisha Ltd.	5,300	21,917
Japan Airport Terminal Co., Ltd.	5,000	56,985
Kamigumi Co., Ltd.	15,000	120,291
Keikyu Corp.	17,000	158,608
Keisei Electric Railway Co., Ltd.	16,000	144,408
Kintetsu World Express, Inc.	800	24,728
Mitsubishi Logistics Corp.	9,000	95,040
Mitsui-Soko Co., Ltd.	7,000	23,783
Nippon Konpo Unyu Soko Co., Ltd.	3,400	40,579
Nishi-Nippon Railroad Co., Ltd.	11,000	47,754
NS United Kaiun Kaisha Ltd. *	14,000	18,415
Sankyu, Inc.	29,000	108,497
Senko Co., Ltd.	10,000	44,167
Sotetsu Holdings, Inc.	19,000	63,998
The Sumitomo Warehouse Co., Ltd.	13,000	58,745

		1,145,763

Utilities 0.1%
The Okinawa Electric Power Co., Inc.	2,100	56,990

		29,875,940

Netherlands 1.2%

Capital Goods 0.3%
Aalberts Industries N.V.	5,986	94,530
Arcadis N.V.	4,005	83,444
Grontmij *	7,465	20,545
Heijmans N.V. CVA	8,132	64,032

		262,551

Consumer Durables & Apparel 0.1%
Accell Group	1,141	19,094
Koninklijke Ten Cate N.V.	2,273	53,144
TomTom N.V. (c)*	10,657	42,609

		114,847

Diversified Financials 0.0%
BinckBank N.V.	4,620	30,685

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	779	18,006

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	18,486	46,772

Health Care Equipment & Services 0.1%
Mediq N.V.	4,529	47,775

Insurance 0.0%
Brit Insurance Holdings B.V. (a)(b)*	571	9,579

Materials 0.0%
AMG Advanced Metallurgical Group N.V. *	2,759	22,565

Real Estate 0.4%
Eurocommercial Properties N.V.	2,574	86,878
Nieuwe Steen Investments N.V.	4,687	40,331
VastNed Retail N.V.	2,472	94,034
Wereldhave N.V.	1,900	99,738

		320,981

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	2,295	87,025

Software & Services 0.0%
Unit 4 N.V.	1,142	26,592

Technology Hardware & Equipment 0.0%
TKH Group N.V. CVA	1,840	37,144

Transportation 0.1%
Koninklijke Vopak N.V.	1,444	91,506

		1,116,028

New Zealand 0.6%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	29,148	83,836

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	22,005	33,901

Materials 0.0%
Nuplex Industries Ltd.	13,191	26,956

Media 0.1%
Sky Network Television Ltd.	9,435	37,948

Real Estate 0.1%
AMP NZ Office Ltd.	37,946	30,388
Goodman Property Trust	33,832	27,657
Kiwi Income Property Trust	48,200	42,093

		100,138

Telecommunication Services 0.1%
Chorus Ltd. *	36,177	90,858

Transportation 0.1%
Auckland International Airport Ltd.	35,080	70,580

Utilities 0.1%
Contact Energy Ltd. *	16,386	66,299
Infratil Ltd.	15,556	26,290

		92,589

		536,806

14

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Norway 1.3%

Banks 0.0%
Sparebanken 1 SMN	3,564	18,758

Capital Goods 0.0%
Kongsberg Gruppen A.S.A.	1,566	29,808

Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	4,706	36,960

Energy 0.7%
BW Offshore Ltd.	35,870	32,881
DNO International A.S.A. *	15,220	20,131
Dockwise Ltd. (c)*	1,406	24,026
Fred. Olsen Energy A.S.A.	1,630	61,607
Kvaerner A.S.A.	16,904	39,069
Norwegian Energy Co., A.S.A. *	36,286	32,918
Prosafe SE	12,743	93,013
Songa Offshore SE *	18,500	44,172
Subsea 7 S.A.	5,611	117,275
TGS Nopec Geophysical Co., A.S.A.	5,214	152,392

		617,484

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	7,578	31,314
Cermaq A.S.A. *	5,123	60,661
Leroy Seafood Group A.S.A.	1,630	27,854

		119,829

Media 0.1%
Schibsted A.S.A.	3,048	93,255

Real Estate 0.0%
Norwegian Property A.S.A.	22,454	31,459

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. (c)*	161,800	56,066

Software & Services 0.1%
Atea A.S.A.	6,614	55,280

Transportation 0.1%
Golden Ocean Group Ltd.	76,644	56,885
Norwegian Air Shuttle A.S.A. *	1,975	35,400

		92,285

		1,151,184

Portugal 0.4%

Banks 0.0%
Banco BPI S.A. - Reg’d *	44,818	27,642

Capital Goods 0.0%
Sonae	86,261	45,677

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	7,693	120,582

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel, S.A.	13,736	33,700
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	3,167	19,469

		53,169

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	23,800	60,302

Utilities 0.1%
EDP Renovaveis S.A. *	18,810	57,975
Redes Energeticas Nacionais S.A.	9,108	22,506

		80,481

		387,853

Republic of Korea 6.1%

Automobiles & Components 0.3%
Daewoo Motor Sales Corp. (a)(b)*	2,480	3,757
Halla Climate Control Corp.	2,550	57,030
Mando Corp.	573	82,216
S&T Daewoo Co., Ltd.	940	16,229
Ssangyong Motor Co. *	13,540	60,229
Sungwoo Hitech Co., Ltd.	3,114	34,885

		254,346

Banks 0.0%
Jeonbuk Bank	6,385	25,080

Capital Goods 1.1%
Daewoo Engineering & Construction Co., Ltd. *	9,070	67,858
Daewoo Industrial Development Co., Ltd. (a)(b)*	1,773	2,686
Daewoo International Corp.	3,060	96,768
Doosan Infracore Co., Ltd. *	4,830	76,639
Hanjin Heavy Industries & Construction Co., Ltd. *	5,121	53,987
Hyundai Elevator Co., Ltd.	205	14,752
KCC Corp.	484	121,049
Keangnam Enterprises Ltd.	3,160	18,561
Kolon Global Corp.	6,880	25,616
LG Hausys Ltd.	657	35,182
LS Industrial Systems Co., Ltd.	390	22,491
S&T Dynamics Co., Ltd.	1,630	18,977
Samsung Engineering Co., Ltd.	663	106,136
Samsung Techwin Co., Ltd.	2,165	138,587
SK Networks Co., Ltd.	15,190	118,649
STX Engine Co., Ltd.	2,980	26,814
Taeyoung Engineering & Construction	7,370	31,952
Taihan Electric Wire Co., Ltd. *	30,927	52,147

		1,028,851

Commercial & Professional Supplies 0.1%
S1 Corp.	1,114	56,713

Consumer Durables & Apparel 0.3%
Handsome Co., Ltd.	990	19,484
LG Fashion Corp.	1,150	27,274
Woongjin Chemical Co., Ltd. *	30,340	18,583
Woongjin Coway Co., Ltd.	3,800	118,585
Youngone Corp.	1,120	28,028
Youngone Holdings Co., Ltd.	605	32,026

		243,980

Consumer Services 0.1%
Hotel Shilla Co., Ltd.	1,060	45,139

 15

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.7%
Daewoo Securities Co., Ltd.	10,480	96,995
Daishin Securities Co., Ltd.	5,880	42,494
Hanwha Securities Co., Ltd.	6,820	22,688
Hyundai Securities Co., Ltd.	13,720	101,417
Korea Investment Holdings Co., Ltd.	3,080	93,430
Mirae Asset Securities Co., Ltd.	1,122	29,079
Samsung Card Co., Ltd.	2,990	88,001
Tong Yang Securities, Inc.	23,780	78,886
Woori Investment & Securities Co., Ltd.	9,850	93,694

		646,684

Energy 0.0%
SK Gas Co., Ltd.	580	39,858

Food, Beverage & Tobacco 0.7%
Binggrae Co., Ltd.	443	34,754
CJ CheilJedang Corp.	498	121,778
Daesang Corp.	2,750	34,206
Hite Jinro Co., Ltd.	1,480	31,313
Lotte Chilsung Beverage Co., Ltd.	59	68,054
Lotte Confectionery Co., Ltd.	47	65,354
Namyang Dairy Products Co., Ltd.	40	27,100
NongShim Co., Ltd.	323	62,948
Orion Corp.	95	75,144
Ottogi Corp.	266	38,824
Samyang Holding Corp.	916	43,478

		602,953

Household & Personal Products 0.3%
Amorepacific Corp.	94	85,135
Amorepacific Group	467	151,568
LG Household & Health Care Ltd.	146	75,266

		311,969

Insurance 0.3%
Korean Reinsurance Co.	6,216	53,474
LIG Insurance Co., Ltd.	5,960	115,183
Meritz Fire & Marine Insurance Co., Ltd.	7,694	68,946
Tong Yang Life Insurance	3,850	36,957

		274,560

Materials 0.9%
Capro Corp.	1,020	12,732
Dongbu Steel Co., Ltd. *	8,190	29,549
Hansol Paper Co., Ltd.	10,080	80,145
Hanwha Chemical Corp.	5,310	97,144
Hyundai Hysco	1,300	50,069
Kolon Corp.	1,520	29,366
Kolon Industries, Inc.	2,140	125,405
KP Chemical Corp.	1,650	17,492
Poongsan Corp.	2,510	66,602
Seah Besteel Corp.	1,970	57,222
SK Chemicals Co., Ltd.	2,417	124,360
SKC Co., Ltd.	690	26,993
Taekwang Industrial Co., Ltd.	37	26,239
Tong Yang Major Corp. *	47,940	34,211
Young Poong Corp.	29	22,627

		800,156

Media 0.1%
Cheil Worldwide, Inc.	2,698	45,076
CJ CGV	1,070	24,573
Daekyo Co., Ltd.	4,530	22,698
Woongjin Thinkbig Co., Ltd.	2,680	19,121

		111,468

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dong-A Pharmaceutical Co., Ltd.	606	49,801
Yuhan Corp.	463	50,640

		100,441

Retailing 0.1%
CJ O Shopping Co., Ltd.	120	19,028
Hyundai Department Store H&S Co., Ltd.	2,506	34,965

		53,993

Semiconductors & Semiconductor Equipment 0.0%
Dongbu HiTek Co., Ltd. *	4,030	23,694
Hansol Technics Co., Ltd, *	1,320	18,102

		41,796

Software & Services 0.2%
Daum Communications Corp.	268	26,100
NCSoft Corp.	157	30,853
NHN Corp.	695	168,432

		225,385

Technology Hardware & Equipment 0.1%
Daeduck Electronics Co., Ltd.	2,430	22,795
LG Innotek *	630	48,761
SFA Engineering Corp.	426	15,738

		87,294

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	20,924	54,776

Transportation 0.6%
Asiana Airlines *	10,630	69,236
Hanjin Shipping Co., Ltd. *	10,400	131,286
Hanjin Transportation Co., Ltd.	1,850	29,518
Hyundai Glovis Co., Ltd.	143	27,296
Hyundai Merchant Marine Co., Ltd. *	5,190	113,961
Korea Express Co., Ltd. *	882	65,868
Korea Line Corp. *	1,356	6,132
STX Pan Ocean Co., Ltd.	17,570	60,312

		503,609

Utilities 0.0%
E1 Corp.	542	25,171

		5,534,222

Singapore 2.8%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd.	59,431	45,998
Hong Leong Asia Ltd.	15,000	20,494
SembCorp Marine Ltd.	31,096	120,996
Yangzijiang Shipbuilding Holdings Ltd.	59,000	46,805

		234,293

Consumer Services 0.1%
Genting Singapore plc	71,000	74,104

16

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Singapore Exchange Ltd.	23,000	123,107

Energy 0.1%
Ezra Holdings Ltd. *	22,000	17,377
Straits Asia Resources Ltd.	20,000	20,917

		38,294

Food & Staples Retailing 0.1%
Olam International Ltd.	67,704	99,798

Food, Beverage & Tobacco 0.0%
Indofood Agri Resources Ltd.	22,000	24,450

Real Estate 1.4%
Ascendas India Trust	39,000	24,232
Ascendas REIT	88,000	160,172
Ascott Residence Trust	44,000	43,220
Cambridge Industrial Trust	58,000	27,897
CapitaCommercial Trust	117,302	126,004
CapitaMall Trust REIT	98,000	154,024
CapitaMalls Asia Ltd.	49,000	63,893
CDL Hospitality Trusts	26,000	42,776
Fortune REIT	86,000	61,196
Keppel Land Ltd.	32,000	87,896
Lippo-Mapletree Indonesia Retail Trust	94,000	31,285
Mapletree Logistics Trust	76,000	61,845
Suntec Real Estate Investment Trust	127,000	147,154
UOL Group Ltd.	35,000	145,258
Wing Tai Holdings Ltd.	51,000	57,652
Yanlord Land Group Ltd. *	30,000	29,100

		1,263,604

Technology Hardware & Equipment 0.1%
Venture Corp. Ltd.	21,000	125,598

Telecommunication Services 0.2%
M1 Ltd.	23,000	46,684
StarHub Ltd.	36,000	110,739

		157,423

Transportation 0.4%
Neptune Orient Lines Ltd. *	124,000	113,927
SATS Ltd.	38,749	80,117
SIA Engineering Co., Ltd.	11,205	36,643
Singapore Post Ltd.	80,000	67,458
SMRT Corp., Ltd.	40,000	52,305

		350,450

		2,491,121

Spain 1.7%

Banks 0.0%
Banco Espanol de Credito S.A. (c)	8,690	22,783
Caja de Ahorros del Mediterraneo (a)(b)*	5,382	—

		22,783

Capital Goods 0.4%
Abengoa S.A.	5,422	71,810
Construcciones y Auxiliar de Ferrocarriles S.A.	181	81,088
Duro Felguera S.A.	3,900	21,473
Sacyr Vallehermoso S.A. (c)*	36,082	57,408
Zardoya Otis S.A.	8,927	99,345

		331,124

Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg’d	16,000	73,464

Consumer Services 0.1%
Melia Hotels International S.A.	6,940	39,189
NH Hoteles S.A. *	35,390	88,418

		127,607

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (c)	5,414	106,019

Energy 0.1%
Tecnicas Reunidas S.A.	1,691	71,220

Food, Beverage & Tobacco 0.3%
Deoleo S.A. *	75,167	29,070
Ebro Foods S.A.	7,591	119,081
Pescanova S.A.	1,075	18,463
Viscofan S.A.	1,442	66,041

		232,655

Insurance 0.0%
Grupo Catalana Occidente S.A.	3,093	37,915

Materials 0.1%
Grupo Empresarial Ence S.A.	18,385	38,318
Tubacex S.A. *	11,105	20,976

		59,294

Media 0.2%
Antena 3 de Television S.A.	8,953	33,359
Mediaset Espana Comunicacion S.A.	22,506	112,141
Promotora de Informaciones S.A., Class A (c)*	92,182	40,108

		185,608

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A. *	4,425	34,168
Grifols S.A. *	3,194	99,276

		133,444

Utilities 0.1%
Red Electrica Corp. S.A.	2,802	110,947

		1,492,080

Sweden 2.4%

Capital Goods 0.3%
BE Group AB	7,388	18,629
Haldex AB	8,798	38,329
Lindab International AB	6,433	39,502
NIBE Industrier AB, B Shares	2,058	28,148
Peab AB	22,040	103,233
Saab AB, Class B	3,350	55,913

		283,754

Commercial & Professional Supplies 0.1%
AF AB, B Shares	1,416	27,033
Intrum Justitia AB	1,778	24,703
Loomis AB, B Shares	5,112	64,382

		116,118

 17

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
JM AB	3,946	74,625
Nobia AB *	9,750	35,007

		109,632

Consumer Services 0.0%
Betsson AB *	899	25,968

Diversified Financials 0.1%
Avanza Bank Holding AB	968	18,547
Bure Equity AB	8,286	27,044
D. Carnegie & Co. AB (a)(b)*	851	—
L E Lundbergforetagen AB, B Shares	2,356	75,403

		120,994

Energy 0.1%
Lundin Petroleum AB *	3,367	71,230
PA Resources AB *	196,456	33,066

		104,296

Food & Staples Retailing 0.1%
Axfood AB	2,032	71,911
Hakon Invest AB	2,008	31,691

		103,602

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,834	59,620

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	1,052	48,835

Materials 0.1%
Billerud AB	7,312	65,084
Hoganas AB, B Shares	1,635	52,608

		117,692

Media 0.2%
Eniro AB *	45,476	53,655
Modern Times Group AB, B Shares	2,778	127,090

		180,745

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	12,816	121,026

Real Estate 0.6%
Castellum AB	9,006	120,651
Fabege AB	13,080	113,152
Hufvudstaden AB, A Shares	5,876	71,386
Klovern AB	10,009	35,932
Kungsleden AB	17,804	101,738
Wallenstam AB, Class B	4,387	46,956
Wihlborgs Fastigheter AB	3,724	53,949

		543,764

Technology Hardware & Equipment 0.2%
Axis Communications AB	932	23,848
Hexagon AB, B Shares	7,296	138,922

		162,770

Transportation 0.1%
SAS AB *	90,627	79,742

		2,178,558

Switzerland 3.2%

Automobiles & Components 0.0%
Autoneum Holding AG *	637	28,784

Banks 0.2%
Banque Cantonale Vaudoise - Reg’d	177	90,255
Basler Kantonalbank	210	23,015
St. Galler Kantonalbank AG - Reg’d	101	34,708
Valiant Holding AG - Reg’d *	882	76,600

		224,578

Capital Goods 0.7%
AFG Arbonia-Forster Holding AG - Reg’d *	2,071	34,958
Belimo Holding AG	13	22,668
Bucher Industries AG - Reg’d	452	77,186
Burckhardt Compression Holding AG	119	30,384
Georg Fischer AG - Reg’d	296	102,565
Huber & Suhner AG - Reg’d	720	29,315
Kaba Holding AG - Reg’d, Series B	146	53,460
Meyer Burger Technology AG (c)*	2,379	31,277
OC Oerlikon Corp. AG - Reg’d *	18,130	147,730
Rieter Holding AG - Reg’d	470	61,999
Schweiter Technologies AG *	51	24,759
Zehnder Group AG	435	25,781

		642,082

Commercial & Professional Supplies 0.1%
Gategroup Holding AG	2,440	70,503

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	110	62,899

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B	225	59,227

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B *	1,971	54,231
EFG International AG *	3,211	22,029
Partners Group Holding AG	206	37,579
Vontobel Holding AG - Reg’d	1,924	42,293

		156,132

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	67	60,474

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	8,691	80,033
Sonova Holding AG - Reg’d *	980	92,513
Straumann Holding AG - Reg’d	259	34,759

		207,305

Materials 0.3%
Ems-Chemie Holding AG - Reg’d	623	122,486
Schmolz & Bickenbach AG - Reg’d	12,856	55,049
Sika AG	47	87,667

		265,202

18

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	2,638	120,303
Galenica AG - Reg’d	166	95,711
Tecan AG - Reg’d	286	19,906

		235,920

Real Estate 0.4%
Allreal Holding AG - Reg’d	322	46,834
Mobimo Holding AG	211	48,700
PSP Swiss Property AG - Reg’d	1,482	133,055
Swiss Prime Site AG - Reg’d *	1,324	110,833

		339,422

Retailing 0.1%
Charles Voegele Holding AG - BR *	1,294	20,510
Dufry Group - Reg’d *	560	68,186
Valora Holding AG - Reg’d	326	55,175

		143,871

Software & Services 0.0%
Temenos Group AG - Reg’d *	1,473	19,486

Technology Hardware & Equipment 0.2%
Kudelski S.A. - BR	5,908	48,986
Logitech International S.A. - Reg’d (c)*	15,283	135,294

		184,280

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	155	55,905
Panalpina Welttransport Holding AG - Reg’d	1,172	112,418

		168,323

		2,868,488

United Kingdom 9.4%

Banks 0.1%
Paragon Group Cos. plc	24,950	69,016

Capital Goods 1.2%
Ashtead Group plc	31,793	125,348
Bodycote plc	16,135	82,938
Chemring Group plc	8,448	38,194
Fenner plc	6,299	34,560
Galliford Try plc	3,445	32,948
Interserve plc	12,416	63,170
Kier Group plc	3,260	64,729
Melrose plc *	38,234	132,239
Melrose plc	19,117	65,950
Morgan Crucible Co. plc	13,687	54,079
QinetiQ Group plc	43,674	114,408
Rotork plc	2,133	73,630
Senior plc	17,128	51,585
Spirax-Sarco Engineering plc	2,551	78,363
Ultra Electronics Holdings plc	2,614	60,046

		1,072,187

Commercial & Professional Supplies 0.9%
Berendsen plc	8,974	71,521
Cape plc	6,150	27,884
Homeserve plc	20,228	65,862
Intertek Group plc	3,560	152,176
ITE Group plc	7,042	21,068
Michael Page International plc	12,004	68,848
Mitie Group plc	26,991	114,577
Regus plc	41,945	60,088
RPS Group plc	13,264	50,190
Shanks Group plc	41,138	50,476
Sthree plc	6,526	29,419
WS Atkins plc	8,214	95,058

		807,167

Consumer Durables & Apparel 0.4%
Bellway plc	11,548	144,946
Bovis Homes Group plc	9,552	67,373
Redrow plc *	13,959	27,280
The Berkeley Group Holdings plc *	5,812	124,344

		363,943

Consumer Services 0.5%
Betfair Group plc	2,847	34,026
Bwin.Party Digital Entertainment plc	9,406	15,117
Enterprise Inns plc *	59,182	53,248
J.D. Wetherspoon plc	9,540	69,199
Marston’s plc	81,132	141,336
Millennium & Copthorne Hotels plc	11,081	83,021
Restaurant Group plc	12,605	64,330
Spirit Pub Co. plc	26,998	21,809

		482,086

Diversified Financials 0.9%
Aberdeen Asset Management plc	36,117	145,987
Ashmore Group plc	10,228	51,775
Brewin Dolphin Holdings plc	12,128	28,508
F&C Asset Management plc	34,707	47,798
Hargreaves Lansdown plc	3,918	34,712
IG Group Holdings plc	15,922	111,848
International Personal Finance	19,582	85,763
Jupiter Fund Management plc	11,949	40,542
London Stock Exchange Group plc	9,967	151,060
Rathbone Brothers plc	1,422	28,718
Tullett Prebon plc	20,419	87,138

		813,849

Energy 0.7%
Afren plc *	19,744	39,385
Cairn Energy plc	19,477	87,157
Enquest plc *	23,910	42,124
Essar Energy plc *	54,874	98,554
Heritage Oil plc (a)(b)*	10,028	19,338
Hunting plc	5,850	71,267
Lamprell plc	8,236	10,169
Petrofac Ltd.	5,457	126,939
Premier Oil plc *	13,662	82,322
Salamander Energy plc *	8,104	23,797
Soco International plc *	8,527	43,463

		644,515

Food & Staples Retailing 0.2%
Booker Group plc	96,987	139,598
Greggs plc	7,321	58,993

		198,591

 19

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.2%
Britvic plc	19,447	91,534
Cranswick plc	3,255	43,557
Dairy Crest Group plc	11,318	59,785
Devro plc	6,373	29,031

		223,907

Health Care Equipment & Services 0.0%
Synergy Health plc	2,850	40,267

Household & Personal Products 0.0%
PZ Cussons plc	9,195	44,156

Insurance 0.3%
Beazley plc	46,652	115,697
Jardine Lloyd Thompson Group plc	7,342	84,243
Phoenix Group Holdings	6,394	48,660
St. James’s Place plc	7,373	39,612

		288,212

Materials 0.8%
African Barrick Gold plc	4,277	25,158
Aquarius Platinum Ltd.	36,541	22,052
AZ Electronic Materials S.A.	13,547	59,766
Croda International plc	2,938	108,057
Elementis plc	18,060	59,371
Ferrexpo plc	5,196	14,735
Filtrona plc	7,886	57,363
Fresnillo plc	1,927	43,748
Gem Diamonds Ltd. *	6,068	18,709
Hochschild Mining plc	3,660	23,999
New World Resources plc	7,408	34,122
Petropavlovsk plc	5,660	37,480
Randgold Resources Ltd.	637	57,257
RPC Group plc	9,956	63,920
Victrex plc	2,188	43,428
Yule Catto & Co. plc	9,466	20,775

		689,940

Media 0.4%
Aegis Group plc	47,621	175,927
Cineworld Group plc	8,276	29,037
Daily Mail & General Trust	22,350	158,372
hibu plc (c)*	1,408,229	28,703

		392,039

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
BTG plc *	5,024	29,384
Genus plc	1,412	28,294
Hikma Pharmaceuticals plc	3,399	37,015

		94,693

Real Estate 0.6%
Big Yellow Group plc	9,590	46,821
Capital & Counties Properties plc	18,546	60,884
Derwent London plc	3,857	117,550
Grainger plc	12,092	17,083
Great Portland Estates plc	14,964	100,509
Hansteen Holdings plc	22,540	25,255
London & Stamford Property plc	19,093	34,358
Mapeley Ltd. (a)(b)*	2,199	—
Savills plc	5,746	33,191
Shaftesbury plc	8,041	68,445
Unite Group plc	7,910	26,223

		530,319

Retailing 0.5%
Carpetright plc *	3,070	28,109
Halfords Group plc	20,815	66,914
Howden Joinery Group plc	25,669	55,361
Mothercare plc	15,076	46,805
N Brown Group plc	16,256	66,892
Smiths News plc	35,086	62,973
Sports Direct International plc *	6,329	28,548
WH Smith plc	12,067	104,010

		459,612

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	10,641	92,051
CSR plc	11,456	56,152

		148,203

Software & Services 0.2%
Aveva Group plc	1,112	31,060
Computacenter plc	4,755	26,418
Fidessa Group plc	1,058	23,200
Micro Focus International plc	6,997	58,723
Telecity Group plc *	3,062	41,085

		180,486

Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	3,564	30,800
Electrocomponents plc	38,607	129,641
Halma plc	13,993	86,575
Laird plc	24,579	83,421
Pace plc	32,590	77,195
Premier Farnell plc	24,798	68,943
Spectris plc	3,750	90,676
Spirent Communications plc	15,194	39,252

		606,503

Telecommunication Services 0.2%
KCOM Group plc	25,567	31,311
TalkTalk Telecom Group plc	39,717	107,936

		139,247

Transportation 0.3%
BBA Aviation plc	34,718	99,475
Go-Ahead Group plc	4,982	100,163
Stobart Group Ltd.	14,365	26,301

		225,939

		8,514,877

Total Common Stock
(Cost $94,512,088)		89,176,732

Preferred Stock 0.2% of net assets

Germany 0.2%

Capital Goods 0.1%
Jungheinrich AG	1,678	44,058
KSB AG	58	27,042

		71,100

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGAA	406	39,781

20

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Fuchs Petrolub AG	903	48,056

Transportation 0.0%
Sixt AG	1,470	22,678

		181,615

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	3,250	18,043

Total Preferred Stock
(Cost $154,960)		199,658

Rights 0.0% of net assets

Australia 0.0%

Media 0.0%
Seven West Media Ltd. (b)*	2,794	1,380

Norway 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Renewable Energy Corp. A.S.A. (a)*	101,853	10,139

Portugal 0.0%

Banks 0.0%
Banco BPI S.A. - Reg’d (a)*	44,818	55

Total Rights
(Cost $—)		11,574

Warrants 0.0% of net assets

Netherlands 0.0%

Real Estate 0.0%
Nieuwe Steen Investments N.V. (a)(b)*	2,410	—

Total Warrants
(Cost $—)		—

Other Investment Company 0.9% of net assets

United States 0.9%
iShares MSCI EAFE Small Cap Index Fund	22,000	785,620

Total Other Investment Company
(Cost $793,990)		785,620

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Canadian Dollar
0.21%, 08/01/12	7,121	7,101
Hong Kong Dollar
0.01%, 08/01/12	69,480	8,960
Japanese Yen
0.01%, 08/01/12	62,310	797
Swedish Krona
0.30%, 08/01/12	75,460	11,096
Euro Currency
(0.02)%, 08/01/12	702	864
Pound Sterling
0.05%, 08/01/12	3,222	5,051

Total Short-Term Investments
(Cost $33,869)		33,869

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.1% of net assets

Wells Fargo Advantage Government Money Market Fund	1,941,081	1,941,081

Total Collateral Invested for Securities on Loan
(Cost $1,941,081)		1,941,081

End of Collateral Invested for Securities on Loan.

At 07/31/12, the tax basis cost of the fund’s investments was $96,005,483 and the unrealized appreciation and depreciation were $10,352,596 and ($16,150,626), respectively, with a net unrealized depreciation of ($5,798,030).

At 07/31/12, the values of certain foreign securities held by the fund aggregating $79,296,771 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $52,490 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

 21

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

22

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$45,900,863	$—	$45,900,863
Australia(a)	—	4,164,602	—	4,164,602
Materials	—	386,611	15,750	402,361
Belgium(a)	—	517,724	—	517,724
Real Estate	24,315	163,267	—	187,582
Telecommunication Services	68,739	124,507	—	193,246
Canada(a)	9,013,154	—	—	9,013,154
France(a)	—	3,232,268	—	3,232,268
Real Estate	69,887	212,375	—	282,262
Germany(a)	—	3,338,007	—	3,338,007
Health Care Equipment & Services	98,853	—	—	98,853
Ireland(a)	—	194,256	—	194,256
Capital Goods	34,869	81,553	—	116,422
Food, Beverage & Tobacco	148,623	—	—	148,623
Italy(a)	—	2,188,104	—	2,188,104
Materials	7,820	5,786	—	13,606

 23

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Netherlands(a)	$—	$1,106,449	$—	$1,106,449
Insurance	—	—	9,579	9,579
Norway(a)	—	413,871	—	413,871
Energy	24,026	593,458	—	617,484
Food, Beverage & Tobacco	27,854	91,975	—	119,829
Republic of Korea(a)	—	3,336,103	—	3,336,103
Automobiles & Components	—	250,589	3,757	254,346
Capital Goods	—	1,026,165	2,686	1,028,851
Food, Beverage & Tobacco	61,854	541,099	—	602,953
Household & Personal Products	85,135	226,834	—	311,969
Switzerland(a)	—	1,426,486	—	1,426,486
Banks	57,723	166,855	—	224,578
Capital Goods	29,315	612,767	—	642,082
Pharmaceuticals, Biotechnology & Life Sciences	19,906	216,014	—	235,920
Real Estate	46,834	292,588	—	339,422
United Kingdom(a)	—	6,117,924	—	6,117,924
Capital Goods	132,239	939,948	—	1,072,187
Energy	—	625,177	19,338	644,515
Insurance	48,660	239,552	—	288,212
Media	28,703	363,336	—	392,039
Preferred Stock(a)	—	199,658	—	199,658
Rights
Australia(a)	—	—	1,380	1,380
Norway(a)	—	—	10,139	10,139
Portugal(a)	—	—	55	55
Warrants(a)	—	—	—	—
Other Investment Company(a)	785,620	—	—	785,620
Short-Term Investments(a)	—	33,869	—	33,869

Total	$10,814,129	$79,330,640	$62,684	$90,207,453

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,941,081	$—	$—	$1,941,081

(a)	As categorized in Portfolio Holdings.

24

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
Australia	$—	($13,386)	($24,619)	$11,291	($6,685)	$49,149	$—	$15,750
Netherlands	9,824	—	(245)	—	—	—	—	9,579
Republic of Korea	124,137	—	6,443	—	—	—	(124,137)	6,443
Spain	—	—	(10,410)	—	—	10,410	—	—
Sweden	64,107	21,795	(22,704)	—	(63,198)	—	—	—
United Kingdom	—	—	(6,596)	25,934	—	—	—	19,338
Preferred Stock
United Kingdom	1,741	(5)	5	—	(1,741)	—	—	—
Rights
Australia	3,656	935	(2,276)	—	(935)	—	—	1,380
Norway	—	—	10,139	—	—	—	—	10,139
Portugal	—	—	55	—	—	—	—	55
Republic of Korea	9,073	3,350	(9,073)	—	(3,350)	—	—	—

Total	$212,538	$12,689	($59,281)	$37,225	($75,909)	$59,559	($124,137)	$62,684

The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012. The transfers in the amount of $215,199 and $587,021 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund as discussed above. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

REG46849JUL12

 25

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

88.6%	Common Stock	286,697,160	268,870,047
9.9%	Preferred Stock	38,127,175	30,072,722
0.0%	Rights	—	326
0.8%	Other Investment Company	2,293,800	2,347,200
0.2%	Short-Term Investments	475,791	475,791

99.5%	Total Investments	327,593,926	301,766,086
0.2%	Collateral Invested for Securities on Loan	644,030	644,030
0.3%	Other Assets and Liabilities, Net		886,912

100.0%	Total Net Assets		303,297,028

	Number	Value
Security	of Shares	($)

Common Stock 88.6% of net assets

Brazil 8.4%

Banks 1.1%
Banco do Brasil S.A.	193,700	2,060,638
Banco Santander Brasil S.A.	139,800	1,058,119
Itau Unibanco Holding S.A.	23,558	326,952

		3,445,709

Capital Goods 0.2%
Embraer S.A.	103,000	660,463

Consumer Durables & Apparel 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	33,500	241,948
Gafisa S.A. *	110,530	135,385
PDG Realty S.A. Empreendimentos e Participacoes	95,200	158,419

		535,752

Diversified Financials 0.4%
BM&F BOVESPA S.A.	197,900	1,110,604

Energy 2.1%
Petroleo Brasileiro S.A. - Petrobras	554,700	5,427,355
Ultrapar Participacoes S.A.	37,224	877,376

		6,304,731

Food, Beverage & Tobacco 0.6%
BRF-Brasil Foods S.A.	49,600	710,162
Companhia de Bebidas das Americas	3,380	106,058
Cosan S.A. Industria e Comercio	13,600	207,066
JBS S.A. *	110,200	288,245
Marfrig Alimentos S.A. *	45,000	207,520
Souza Cruz S.A.	23,700	334,243

		1,853,294

Household & Personal Products 0.1%
Natura Cosmeticos S.A.	16,600	435,495

Insurance 0.1%
Sul America S.A.	25,045	152,773

Materials 1.6%
Companhia Siderurgica Nacional S.A.	169,800	872,533
Fibria Celulose S.A. *	46,842	354,309
Gerdau S.A.	32,700	242,553
Usinas Siderurgicas de Minas Gerais S.A.	82,900	333,752
Vale S.A.	171,900	3,116,380

		4,919,527

Real Estate 0.1%
BR Malls Participacoes S.A.	18,792	219,356

Retailing 0.0%
Lojas Americanas S.A.	7,733	50,378

Software & Services 0.3%
Cielo S.A.	11,590	337,882
Redecard S.A.	28,400	458,042

		795,924

Telecommunication Services 0.2%
Oi S.A.	16,414	94,438
Tim Participacoes S.A.	86,656	361,137

		455,575

Transportation 0.4%
All America Latina Logistica S.A.	66,827	308,502
CCR S.A.	112,700	940,450

		1,248,952

Utilities 1.0%
AES Tiete S.A.	8,400	101,167
Centrais Eletricas Brasileiras S.A. *	166,603	1,150,416
Cia de Saneamento Basico do Estado de Sao Paulo	9,200	392,746
Companhia de Saneamento de Minas Gerais - Copasa MG *	9,693	239,534
Companhia Energetica de Minas Gerais	11,656	188,560
EDP - Energias do Brasil S.A.	42,600	281,686
Light S.A.	25,200	308,421
Tractebel Energia S.A.	27,200	485,145

		3,147,675

		25,336,208

 1

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Chile 1.6%

Banks 0.3%
Banco de Chile	3,033,432	432,315
Banco Santander Chile	7,975,207	578,873

		1,011,188

Capital Goods 0.2%
Empresas Copec S.A.	45,352	659,504

Materials 0.2%
CAP S.A.	6,888	248,567
Empresas CMPC S.A.	109,088	410,682

		659,249

Retailing 0.1%
S.A.C.I. Falabella	35,722	348,052

Transportation 0.3%
Compania Sud Americana de Vapores S.A. *	1,111,867	135,543
Lan Airlines S.A.	18,229	450,637
Sociedad Matriz SAAM S.A. *	1,338,276	147,702

		733,882

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	441,109	735,151
Enersis S.A.	2,483,835	828,014

		1,563,165

		4,975,040

China 16.8%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	176,000	242,963
Guangzhou Automobile Group Co., Ltd., Class H	230,000	171,521

		414,484

Banks 5.9%
Agricultural Bank of China Ltd., Class H	2,280,600	921,499
Bank of China Ltd., Class H	12,897,234	4,905,577
Bank of Communications Co., Ltd., Class H	1,149,700	758,270
China Citic Bank Corp. Ltd., Class H	1,039,000	521,192
China Construction Bank Corp., Class H	8,796,000	5,910,354
China Merchants Bank Co., Ltd., Class H	334,850	613,384
China Minsheng Banking Corp., Ltd., Class H	400,700	370,592
Industrial & Commercial Bank of China Ltd., Class H	7,041,172	4,014,826

		18,015,694

Capital Goods 0.9%
Beijing Enterprises Holdings Ltd.	57,500	373,273
China Communications Construction Co., Ltd., Class H	804,000	701,115
China International Marine Containers (Group) Co., Ltd., Class B (b)(c)	190,905	230,424
China Railway Construction Corp., Ltd., Class H	504,000	438,573
China Railway Group Ltd., Class H	925,000	402,423
Citic Pacific Ltd.	157,000	226,341
Shanghai Industrial Holdings Ltd.	77,000	209,867

		2,582,016

Energy 3.7%
China Coal Energy Co., Ltd., Class H	397,000	363,170
China Petroleum & Chemical Corp., Class H	3,062,000	2,757,807
China Shenhua Energy Co., Ltd., Class H	313,000	1,164,795
CNOOC Ltd.	1,470,000	2,948,901
Inner Mongolia Yitai Coal Co., Ltd., Class B	51,800	274,770
PetroChina Co., Ltd., Class H	2,911,000	3,634,751
Yanzhou Coal Mining Co., Ltd., Class H	134,000	198,308

		11,342,502

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	156,000	430,424

Insurance 1.1%
China Life Insurance Co., Ltd., Class H	564,000	1,548,227
China Pacific Insurance Group Co., Ltd., Class H	139,800	440,243
PICC Property & Casualty Co., Ltd., Class H	240,000	266,609
Ping An Insurance (Group) Co. of China Ltd., Class H	117,500	914,911

		3,169,990

Materials 0.3%
Aluminum Corp. of China Ltd., Class H (a)*	583,000	238,601
Angang Steel Co., Ltd., Class H (a)*	430,000	219,790
China National Building Material Co., Ltd., Class H (a)	212,000	205,511
Jiangxi Copper Co., Ltd., Class H	129,000	282,156

		946,058

Real Estate 0.4%
China Overseas Land & Investment Ltd.	292,000	685,882
China Resources Land Ltd.	166,000	334,367
Sino-Ocean Land Holdings Ltd.	676,500	328,185

		1,348,434

Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	970,000	668,916

Telecommunication Services 3.6%
China Mobile Ltd.	690,500	8,057,462
China Telecom Corp., Ltd., Class H	2,588,000	1,343,599

2

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Unicom (Hong Kong) Ltd.	927,056	1,356,390

		10,757,451

Transportation 0.2%
China COSCO Holdings Co., Ltd., Class H (a)*	584,500	240,510
China Merchants Holdings International Co., Ltd.	118,000	365,440

		605,950

Utilities 0.3%
China Resources Power Holdings Co., Ltd.	185,000	388,774
Huaneng Power International, Inc., Class H	589,000	425,384

		814,158

		51,096,077

Czech Republic 0.7%

Banks 0.1%
Komercni Banka A/S	1,699	288,347

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	37,062	700,573

Utilities 0.4%
CEZ A/S	36,155	1,217,521

		2,206,441

Egypt 0.5%

Banks 0.2%
Commercial International Bank Egypt S.A.E. GDR	110,081	487,659

Capital Goods 0.1%
Orascom Construction Industries GDR	9,261	393,963

Telecommunication Services 0.2%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	233,861	605,232

		1,486,854

Hungary 1.1%

Banks 0.5%
OTP Bank Nyrt. plc	90,624	1,387,396

Energy 0.4%
MOL Hungarian Oil & Gas plc	18,610	1,338,718

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	894	151,310

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	196,587	363,316

		3,240,740

India 6.0%

Automobiles & Components 0.4%
Bajaj Auto Ltd.	9,668	277,607
Hero Motocorp Ltd.	6,971	250,060
Mahindra & Mahindra Ltd.	18,764	235,246
Tata Motors Ltd.	92,730	373,148

		1,136,061

Banks 1.2%
Axis Bank Ltd.	25,559	476,365
HDFC Bank Ltd.	52,665	554,108
Housing Development Finance Corp., Ltd.	58,436	722,369
ICICI Bank Ltd.	59,647	1,026,447
Punjab National Bank	4,782	62,205
State Bank of India	19,447	697,216

		3,538,710

Capital Goods 0.4%
Bharat Heavy Electricals Ltd.	73,025	281,345
Larsen & Toubro Ltd.	36,338	889,472

		1,170,817

Energy 1.6%
Bharat Petroleum Corp., Ltd.	87,010	567,838
Hindustan Petroleum Corp., Ltd.	119,956	741,327
Indian Oil Corp., Ltd.	76,227	369,930
Oil & Natural Gas Corp., Ltd.	185,138	948,462
Reliance Industries Ltd.	167,674	2,230,356

		4,857,913

Food, Beverage & Tobacco 0.5%
Balrampur Chini Mills Ltd. *	329,450	318,487
ITC Ltd.	265,466	1,228,834

		1,547,321

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	48,967	410,682

Materials 0.8%
Grasim Industries Ltd.	4,334	223,212
Hindalco Industries Ltd.	373,065	799,166
JSW Steel Ltd.	22,559	269,726
Steel Authority of India Ltd.	161,318	247,231
Sterlite Industries (India) Ltd.	147,511	281,625
Tata Chemicals Ltd.	41,199	225,766
Tata Steel Ltd.	71,952	532,893

		2,579,619

Real Estate 0.1%
DLF Ltd.	60,971	227,701

Software & Services 0.3%
Infosys Ltd.	22,107	880,211

Telecommunication Services 0.3%
Bharti Airtel Ltd.	114,477	614,502
Reliance Communications Ltd.	201,977	202,563

		817,065

Utilities 0.3%
GAIL India Ltd.	45,391	287,612
NTPC Ltd.	174,498	490,384
Reliance Infrastructure Ltd.	20,890	184,654

		962,650

		18,128,750

 3

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Indonesia 1.7%

Automobiles & Components 0.4%
PT Astra International Tbk	1,648,000	1,211,610

Banks 0.5%
PT Bank Central Asia Tbk	600,500	506,059
PT Bank Mandiri (Persero) Tbk	667,500	581,018
PT Bank Rakyat Indonesia (Persero) Tbk	765,500	561,926

		1,649,003

Capital Goods 0.1%
PT United Tractors Tbk	133,500	294,082

Energy 0.1%
PT Bumi Resources Tbk	3,645,500	398,011

Telecommunication Services 0.5%
PT Telekomunikasi Indonesia Tbk	1,504,500	1,451,004

Utilities 0.1%
PT Perusahaan Gas Negara persero Tbk	532,500	212,448

		5,216,158

Malaysia 4.0%

Automobiles & Components 0.1%
UMW Holdings Berhad	119,800	361,295

Banks 1.3%
CIMB Group Holdings Berhad	463,700	1,160,314
Malayan Banking Berhad	506,800	1,415,758
Public Bank Berhad	309,000	1,418,937

		3,995,009

Capital Goods 0.5%
IJM Corp. Berhad	132,700	218,885
Sime Darby Berhad	366,000	1,147,046

		1,365,931

Consumer Services 0.2%
Genting Berhad	178,700	539,441
Genting Malaysia Berhad	187,000	200,505

		739,946

Diversified Financials 0.1%
AMMB Holdings Berhad	183,500	375,366

Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	16,300	310,420
IOI Corp. Berhad	318,400	541,884
Kuala Lumpur Kepong Berhad	32,800	248,360
PPB Group Berhad	50,300	243,998

		1,344,662

Materials 0.2%
Petronas Chemicals Group Berhad	221,100	464,412

Telecommunication Services 0.8%
Axiata Group Berhad	467,200	873,332
DIGI.com Berhad	539,000	762,874
Maxis Berhad	194,500	397,849
Telekom Malaysia Berhad *	211,500	380,912

		2,414,967

Utilities 0.4%
Petronas Gas Berhad	62,000	365,964
Tenaga Nasional Berhad	209,300	450,810
YTL Power International Berhad	416,607	238,672

		1,055,446

		12,117,034

Mexico 3.0%

Capital Goods 0.3%
Alfa S.A.B., Class A	30,600	492,026
Empresas ICA S.A.B. de C.V. *	176,500	293,713

		785,739

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	337,700	956,586

Food, Beverage & Tobacco 0.3%
Coca-Cola Femsa S.A.B. de C.V., Series L	42,724	476,025
Grupo Bimbo S.A.B. de C.V., Series A	188,400	469,211

		945,236

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	128,100	267,788

Telecommunication Services 1.9%
America Movil S.A.B. de C.V., Series L	4,333,000	5,793,190

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	71,700	281,872

		9,030,411

Poland 2.5%

Banks 0.4%
Bank Pekao S.A.	11,557	482,234
Powszechna Kasa Oszczednosci Bank Polski S.A.	72,895	707,528

		1,189,762

Energy 0.7%
Grupa Lotos S.A. *	35,076	273,795
Polski Koncern Naftowy Orlen S.A. *	155,295	1,659,301
Polskie Gornictwo Naftowe i Gazownictwo S.A. *	252,398	305,613

		2,238,709

Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	7,550	797,495

Materials 0.3%
KGHM Polska Miedz S.A.	26,811	1,012,821

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	192,519	907,606

4

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.5%
PGE S.A.	111,606	620,781
Tauron Polska Energia S.A.	548,476	753,579

		1,374,360

		7,520,753

Russia 10.3%

Banks 0.9%
Sberbank of Russia ADR *	192,894	2,134,016
VTB Bank OJSC GDR - Reg’d	150,217	488,226

		2,622,242

Energy 7.6%
Gazprom ADR	947,900	8,715,370
LUKOIL ADR	154,535	8,688,069
NovaTek OAO GDR - Reg’d.	5,273	592,121
Rosneft Oil Co. GDR - Reg’d	287,147	1,719,020
Surgutneftegaz ADR	147,788	1,232,113
Tatneft ADR	56,840	2,126,360

		23,073,053

Materials 0.7%
Magnitogorsk Iron & Steel Works GDR - Reg’d *	74,730	277,089
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	62,116	956,271
Novolipetsk Steel GDR - Reg’d	22,713	376,341
Severstal GDR - Reg’d	54,689	609,738

		2,219,439

Telecommunication Services 0.9%
Mobile TeleSystems ADR	90,651	1,717,836
Rostelecom OJSC ADR	39,803	829,745

		2,547,581

Utilities 0.2%
Federal Hydrogenerating Co., ADR	274,322	669,378

		31,131,693

South Africa 10.3%

Banks 1.6%
ABSA Group Ltd.	50,237	818,573
Nedbank Group Ltd.	44,091	961,113
Standard Bank Group Ltd.	219,359	3,017,885

		4,797,571

Capital Goods 1.0%
Aveng Ltd.	101,022	438,863
Barloworld Ltd.	60,867	613,771
Bidvest Group Ltd.	45,490	1,088,650
Murray & Roberts Holdings Ltd. *	138,427	393,971
Reunert Ltd.	42,429	409,586

		2,944,841

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	155,348	460,919

Diversified Financials 1.1%
African Bank Investments Ltd.	118,218	520,673
FirstRand Ltd.	572,605	1,908,735
Remgro Ltd.	45,657	776,430

		3,205,838

Energy 1.0%
Sasol Ltd.	69,196	2,870,474

Food & Staples Retailing 0.3%
Pick n Pay Stores Ltd.	15,264	78,057
Shoprite Holdings Ltd.	35,765	701,353
The Spar Group Ltd.	18,376	265,574

		1,044,984

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	13,298	426,978

Health Care Equipment & Services 0.0%
Netcare Ltd.	54,524	106,829

Insurance 0.7%
Liberty Holdings Ltd.	25,661	290,084
MMI Holdings Ltd.	196,986	442,351
Sanlam Ltd.	322,438	1,383,956

		2,116,391

Materials 1.6%
Anglo American Platinum Ltd.	9,321	477,700
AngloGold Ashanti Ltd.	10,869	367,858
ArcelorMittal South Africa Ltd.	46,208	249,411
Gold Fields Ltd.	59,685	766,051
Harmony Gold Mining Co., Ltd.	36,937	364,195
Impala Platinum Holdings Ltd.	73,586	1,153,247
Kumba Iron Ore Ltd.	3,948	245,014
Mondi Ltd.	33,326	283,591
Nampak Ltd.	88,423	277,284
Pretoria Portland Cement Co., Ltd.	86,804	271,223
Sappi Ltd. *	136,740	410,458

		4,866,032

Media 0.2%
Naspers Ltd., Class N	13,376	725,614

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	39,865	698,981

Real Estate 0.2%
Growthpoint Properties Ltd.	221,237	678,757

Retailing 0.7%
Imperial Holdings Ltd.	35,910	819,559
JD Group Ltd.	49,193	261,851
The Foschini Group Ltd.	16,940	291,389
Truworths International Ltd.	22,048	275,075
Woolworths Holdings Ltd.	73,268	476,068

		2,123,942

Telecommunication Services 1.3%
MTN Group Ltd.	162,660	2,924,301
Telkom South Africa Ltd. *	218,694	474,584
Vodacom Group Ltd.	47,317	548,029

		3,946,914

Transportation 0.1%
Grindrod Ltd.	144,877	226,361

		31,241,426

 5

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Taiwan 17.5%

Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	120,000	317,352

Banks 1.7%
Chang Hwa Commercial Bank	591,200	318,014
China Development Financial Holding Corp. *	1,969,978	457,408
Chinatrust Financial Holding Co., Ltd.	1,400,487	831,056
First Financial Holding Co., Ltd.	856,777	518,126
Hua Nan Financial Holdings Co., Ltd.	869,475	489,017
Mega Financial Holding Co., Ltd.	1,340,300	1,077,067
SinoPac Financial Holdings Co., Ltd.	1,175,827	502,998
Taishin Financial Holding Co., Ltd.	1,496,758	601,494
Taiwan Cooperative Financial Holding *	537,816	325,153

		5,120,333

Capital Goods 0.3%
Far Eastern New Century Corp.	626,935	697,878
Walsin Lihwa Corp.	1,196,000	356,717

		1,054,595

Consumer Durables & Apparel 0.4%
Formosa Taffeta Co., Ltd.	230,000	199,800
Pou Chen Corp.	717,267	645,895
Tatung Co., Ltd. *	1,502,887	294,518

		1,140,213

Diversified Financials 0.5%
Fubon Financial Holding Co., Ltd.	944,509	981,779
Yuanta Financial Holding Co., Ltd.	965,770	446,322

		1,428,101

Energy 0.2%
Formosa Petrochemical Corp.	261,030	752,025

Food & Staples Retailing 0.1%
President Chain Store Corp.	63,000	327,895

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	586,724	978,982

Insurance 0.5%
Cathay Financial Holding Co., Ltd.	1,119,388	1,098,349
Shin Kong Financial Holding Co., Ltd. *	1,272,000	384,120

		1,482,469

Materials 3.0%
Asia Cement Corp.	373,976	471,703
China Steel Corp.	2,152,543	1,908,329
Formosa Chemicals & Fibre Corp.	668,420	1,755,879
Formosa Plastics Corp.	775,820	2,132,029
Nan Ya Plastics Corp.	1,052,160	2,038,071
Taiwan Cement Corp.	640,299	738,874

		9,044,885

Retailing 0.1%
Far Eastern Department Stores Co., Ltd.	148,060	154,882
Mercuries & Associates Ltd.	242,320	199,289

		354,171

Semiconductors & Semiconductor Equipment 3.8%
Advanced Semiconductor Engineering, Inc.	915,090	703,423
Macronix International Co., Ltd.	805,472	197,948
MediaTek, Inc.	144,138	1,212,123
MStar Semiconductor, Inc.	47,000	297,070
Powertech Technology, Inc.	168,800	337,933
Siliconware Precision Industries Co.	664,270	730,530
Taiwan Semiconductor Manufacturing Co., Ltd.	2,582,689	6,990,802
United Microelectronics Corp.	2,696,965	1,125,877

		11,595,706

Technology Hardware & Equipment 5.6%
Acer, Inc. *	809,496	736,767
Asustek Computer, Inc.	143,041	1,315,183
AU Optronics Corp. *	3,833,800	1,165,792
Chimei Innolux Corp. *	2,002,357	630,807
Compal Electronics, Inc.	1,319,305	1,229,015
Coretronic Corp.	344,000	300,575
Delta Electronics, Inc.	353,025	1,184,620
Foxconn Technology Co., Ltd.	104,950	367,912
HannStar Display Corp. *	2,175,000	132,914
Hon Hai Precision Industry Co., Ltd.	1,595,042	4,443,876
HTC Corp.	57,473	552,065
Inventec Corp.	781,639	232,694
Lite-On Technology Corp.	640,099	799,863
Pegatron Corp.	451,264	584,970
Quanta Computer, Inc.	566,500	1,465,426
Synnex Technology International Corp.	203,000	440,275
Unimicron Technology Corp.	280,000	311,090
Wistron Corp.	644,498	688,353
WPG Holdings Ltd.	312,950	328,645

		16,910,842

Telecommunication Services 0.9%
Chunghwa Telecom Co., Ltd.	552,906	1,650,072
Far EasTone Telecommunications Co., Ltd.	214,622	538,210
Taiwan Mobile Co., Ltd.	159,600	525,493

		2,713,775

		53,221,344

Thailand 1.8%

Banks 0.4%
Bangkok Bank PCL - Reg’d	43,000	282,636
Kasikornbank PCL	86,600	484,212
Siam Commercial Bank PCL	106,600	545,364

		1,312,212

Energy 0.8%
IRPC PCL	2,234,300	257,012

6

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PTT Exploration & Production PCL	104,100	502,803
PTT PCL	144,687	1,498,823
Thai Oil PCL	163,600	306,717

		2,565,355

Materials 0.3%
PTT Global Chemical PCL	230,300	433,596
The Siam Cement PCL - Reg’d	30,000	331,505

		765,101

Telecommunication Services 0.3%
Advanced Info Service PCL - Reg’d	133,375	847,633

		5,490,301

Turkey 2.4%

Banks 1.0%
Akbank T.A.S.	159,266	598,011
Turkiye Garanti Bankasi A/S	145,082	563,964
Turkiye Halk Bankasi A/S	50,534	432,215
Turkiye Is Bankasi, Class C	286,425	836,390
Turkiye Vakiflar Bankasi T.A.O., Class D	163,015	340,366
Yapi ve Kredi Bankasi A/S *	175,499	361,543

		3,132,489

Capital Goods 0.5%
Dogan Sirketler Grubu Holdings A/S *	776,917	349,615
Koc Holding A/S	299,694	1,162,733

		1,512,348

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	73,577	321,700

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	32,691	718,058

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	21,511	291,805

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	214,121	234,219

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	108,494	418,262
Turkcell Iletisim Hizmetleri A/S *	19,299	107,443

		525,705

Transportation 0.2%
Turk Hava Yollari Anonim Ortakligi *	364,211	694,493

		7,430,817

Total Common Stock
(Cost $286,697,160)		268,870,047

Preferred Stock 9.9% of net assets

Brazil 9.8%

Banks 2.8%
Banco Bradesco S.A.	240,678	3,711,412
Banco do Estado do Rio Grande do Sul	22,400	177,630
Itau Unibanco Holding S.A.	233,000	3,691,933
Itausa - Investimentos Itau S.A.	180,968	848,674

		8,429,649

Energy 2.5%
Petroleo Brasileiro S.A.	805,900	7,668,871

Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	9,048	368,684

Food, Beverage & Tobacco 0.5%
Companhia de Bebidas das Americas	37,069	1,422,015

Materials 2.3%
Braskem S.A., Class A	46,900	283,570
Gerdau S.A.	143,000	1,299,366
Klabin S.A.	67,600	298,546
Metalurgica Gerdau S.A.	86,700	986,650
Suzano Papel e Celulose S.A.	84,000	166,836
Usinas Siderurgicas de Minas Gerais S.A., Class A	179,400	646,092
Vale S.A., Class A	194,500	3,454,909

		7,135,969

Retailing 0.1%
Lojas Americanas S.A.	23,659	168,104

Telecommunication Services 0.4%
Oi S.A.	84,111	417,846
Telefonica Brasil S.A.	33,632	788,281

		1,206,127

Utilities 1.1%
AES Tiete S.A.	13,900	199,085
Centrais Eletricas Brasileiras S.A., Class B	83,400	816,011
Companhia Energetica de Minas Gerais	70,385	1,345,737
Companhia Paranaense de Energia-Copel, Class B	22,700	466,141
Compania Energetica de Sao Paulo, Class B	14,800	269,248
Eletropaulo Metropolitana S.A.	31,400	294,969

		3,391,191

		29,790,610

 7

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Chile 0.1%

Materials 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	4,703	282,112

Total Preferred Stock
(Cost $38,127,175)		30,072,722

Rights 0.0% of net assets

Brazil 0.0%

Consumer Durables & Apparel 0.0%
PDG Realty S.A. Empreendimentos e Participacoes *	16,718	326

Total Rights
(Cost $—)		326

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI Emerging Markets Index Fund	60,000	2,347,200

Total Other Investment Company
(Cost $2,293,800)		2,347,200

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Barclays
US Dollar
0.03%, 08/01/12	466,602	466,602
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 08/01/12	71,259	9,189

Total Short-Term Investments
(Cost $475,791)		475,791

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	644,030	644,030

Total Collateral Invested for Securities on Loan
(Cost $644,030)		644,030

End of Collateral Invested for Securities on Loan.

At 07/31/12, the tax basis cost of the fund’s investments was $332,064,467 and the unrealized appreciation and depreciation were $23,051,547 and ($53,349,928), respectively, with a net unrealized depreciation of ($30,298,381).

At 07/31/12, the values of certain foreign securities held by the fund aggregating $217,538,008 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $230,424 or 0.1% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

8

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international

 9

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$81,226,093	$—	$81,226,093
Brazil(a)	25,336,208	—	—	25,336,208
Chile(a)	4,975,040	—	—	4,975,040
China(a)	—	48,514,061	—	48,514,061
Capital Goods	—	2,351,592	230,424	2,582,016
Czech Republic(a)	—	288,347	—	288,347
Telecommunication Services	700,573	—	—	700,573
Utilities	1,217,521	—	—	1,217,521
Egypt(a)	1,486,854	—	—	1,486,854
India(a)	—	13,270,837	—	13,270,837
Energy	1,111,257	3,746,656	—	4,857,913
Mexico(a)	9,030,411	—	—	9,030,411
Poland(a)	—	6,613,147	—	6,613,147
Telecommunication Services	907,606	—	—	907,606
Russia(a)	—	28,584,112	—	28,584,112
Telecommunication Services	1,717,836	829,745	—	2,547,581
South Africa(a)	—	31,015,065	—	31,015,065
Transportation	226,361	—	—	226,361
Thailand
Banks	545,364	766,848	—	1,312,212
Energy	2,565,355	—	—	2,565,355
Materials	433,596	331,505	—	765,101
Telecommunication Services	847,633	—	—	847,633
Preferred Stock
Brazil(a)	29,790,610	—	—	29,790,610
Chile(a)	282,112	—	—	282,112
Rights

10

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Brazil(a)	$326	$—	$—	$326
Other Investment Company(a)	2,347,200	—	—	2,347,200
Short-Term Investments(a)	—	475,791	—	475,791

Total	$83,521,863	$218,013,799	$230,424	$301,766,086

Other Financial Instruments
Collateral Invested for Securities on Loan	$644,030	$—	$—	$644,030

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock
China	$—	$—	($3,799)	$106,612	$—	$127,611	$—	$230,424
Rights
Colombia	—	33	—	—	(33)	—	—	—

Total	$—	$33	($3,799)	$106,612	($33)	$127,611	$—	$230,424

The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012. The transfers in the amount of $1,354,365 and $3,237,600 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund as discussed above. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

REG46850JUL12

 11

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Other Investment Companies	51,218,823	59,567,468
3.7%	Short-Term Investments	2,292,939	2,292,939

99.9%	Total Investments	53,511,762	61,860,407
0.1%	Other Assets and Liabilities, Net		52,501

100.0%	Total Net Assets		61,912,908

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

Equity Funds 39.5%

Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	188,531	1,238,646

International 8.9%
American Century International Growth Fund, Institutional Shares	106,696	1,092,571
Laudus International MarketMasters Fund, Select Shares (a)	117,030	2,071,437
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	26,234	229,023
Laudus Mondrian International Equity Fund, Institutional Shares (a)	150,945	1,012,839
William Blair International Small Cap Growth Fund, Institutional Shares	91,819	1,148,661

		5,554,531

Large-Cap 23.0%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	254,569	3,513,046
Schwab Core Equity Fund (a)	206,144	3,799,242
Schwab Dividend Equity Fund (a)	123,906	1,769,376
Schwab S&P 500 Index Fund (a)	152,694	3,316,511
TCW Relative Value Large Cap Fund	128,200	1,829,412

		14,227,587

Small-Cap 5.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	94,945	1,225,738
Schwab Small-Cap Equity Fund (a)	133,823	2,249,563

		3,475,301

		24,496,065

Fixed-Income Funds 53.5%

Inflation-Protected Bond 4.0%
Schwab Treasury Inflation Protected Securities Fund (a)	204,985	2,492,621

Intermediate-Term Bond 35.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	198,620	2,484,736
PIMCO Total Return Fund, Institutional Shares	348,998	4,003,002
Schwab Premier Income Fund (a)	258,883	2,746,749
Schwab Total Bond Market Fund (a)	1,269,851	12,419,140

		21,653,627

International Bond 2.1%
Laudus Mondrian International Fixed Income Fund (a)	108,171	1,285,076

Short-Term Bond 12.4%
Schwab Short-Term Bond Market Fund (a)	823,138	7,671,648

		33,102,972

Money Market Fund 3.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,968,431	1,968,431

Total Other Investment Companies
(Cost $51,218,823)		59,567,468

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Barclays
0.03%, 08/01/12	430,967	430,967
Citibank
0.03%, 08/01/12	1,861,972	1,861,972

Total Short-Term Investments
(Cost $2,292,939)		2,292,939

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $54,455,521 and the unrealized appreciation and depreciation were $7,404,886 and ($0), respectively, with a net unrealized appreciation of $7,404,886.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$59,567,468	$—	$—	$59,567,468
Short-Term Investments(a)	—	2,292,939	—	2,292,939

Total	$59,567,468	$2,292,939	$—	$61,860,407

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46838JUL12

 3

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.9%	Other Investment Companies	56,423,233	63,610,985
2.6%	Short-Term Investment	1,750,071	1,750,071

98.5%	Total Investments	58,173,304	65,361,056
1.5%	Other Assets and Liabilities, Net		972,383

100.0%	Total Net Assets		66,333,439

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.9% of net assets

Equity Funds 49.2%

Global Real Estate 2.4%
Schwab Global Real Estate Fund (a)	245,741	1,614,521

International 11.0%
American Century International Growth Fund, Institutional Shares	121,204	1,241,124
Laudus International MarketMasters Fund, Select Shares (a)	165,690	2,932,716
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	37,971	331,491
Laudus Mondrian International Equity Fund, Institutional Shares (a)	179,993	1,207,751
William Blair International Small Cap Growth Fund, Institutional Shares	123,906	1,550,065

		7,263,147

Large-Cap 28.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	350,133	4,831,834
Schwab Core Equity Fund (a)	260,785	4,806,266
Schwab Dividend Equity Fund (a)	156,828	2,239,501
Schwab S&P 500 Index Fund (a)	215,768	4,686,477
TCW Relative Value Large Cap Fund	183,303	2,615,732

		19,179,810

Small-Cap 6.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	125,994	1,626,577
Schwab Small-Cap Equity Fund (a)	177,117	2,977,340

		4,603,917

		32,661,395

Fixed-Income Funds 45.5%

Inflation-Protected Bond 3.3%
Schwab Treasury Inflation Protected Securities Fund (a)	176,477	2,145,964

Intermediate-Term Bond 31.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	207,720	2,598,579
PIMCO Total Return Fund, Institutional Shares	336,431	3,858,862
Schwab Premier Income Fund (a)	208,242	2,209,446
Schwab Total Bond Market Fund (a)	1,249,319	12,218,336

		20,885,223

International Bond 2.2%
Laudus Mondrian International Fixed Income Fund (a)	124,364	1,477,442

Short-Term Bond 8.5%
Schwab Short-Term Bond Market Fund (a)	606,149	5,649,310

		30,157,939

Money Market Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	791,651	791,651

Total Other Investment Companies
(Cost $56,423,233)		63,610,985

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.6% of net assets

Time Deposit 2.6%
Citibank
0.03%, 08/01/12	1,750,071	1,750,071

Total Short-Term Investment
(Cost $1,750,071)		1,750,071

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $58,633,406 and the unrealized appreciation and depreciation were $6,765,904 and ($38,254), respectively, with a net unrealized appreciation of $6,727,650.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$63,610,985	$—	$—	$63,610,985
Short-Term Investment(a)	—	1,750,071	—	1,750,071

Total	$63,610,985	$1,750,071	$—	$65,361,056

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46839JUL12

 3

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	240,925,657	286,338,816
1.8%	Short-Term Investment	5,175,554	5,175,554

99.8%	Total Investments	246,101,211	291,514,370
0.2%	Other Assets and Liabilities, Net		685,826

100.0%	Total Net Assets		292,200,196

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 61.3%

Global Real Estate 3.2%
Schwab Global Real Estate Fund (a)	1,411,094	9,270,885

International 13.9%
American Century International Growth Fund, Institutional Shares	759,474	7,777,010
Laudus International MarketMasters Fund, Select Shares (a)	855,933	15,150,018
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	230,704	2,014,046
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,097,893	7,366,863
William Blair International Small Cap Growth Fund, Institutional Shares	660,328	8,260,707

		40,568,644

Large-Cap 35.5%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	1,887,813	26,051,820
Schwab Core Equity Fund (a)	1,538,057	28,346,388
Schwab Dividend Equity Fund (a)	897,769	12,820,142
Schwab S&P 500 Index Fund (a)	1,079,338	23,443,211
TCW Relative Value Large Cap Fund	924,035	13,185,986

		103,847,547

Small-Cap 8.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	689,754	8,904,719
Schwab Small-Cap Equity Fund (a)	983,846	16,538,452

		25,443,171

		179,130,247

Fixed-Income Funds 36.7%

Inflation-Protected Bond 2.8%
Schwab Treasury Inflation Protected Securities Fund (a)	661,918	8,048,923

Intermediate-Term Bond 28.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	585,966	7,330,438
PIMCO Total Return Fund, Institutional Shares	1,048,583	12,027,251
Schwab Premier Income Fund (a)	813,599	8,632,287
Schwab Total Bond Market Fund (a)	5,695,259	55,699,632

		83,689,608

International Bond 2.4%
Laudus Mondrian International Fixed Income Fund (a)	581,669	6,910,230

Short-Term Bond 2.9%
Schwab Short-Term Bond Market Fund (a)	918,434	8,559,808

		107,208,569

Total Other Investment Companies
(Cost $240,925,657)		286,338,816

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.8% of net assets

Time Deposit 1.8%
Barclays
0.03%, 08/01/12	5,175,554	5,175,554

Total Short-Term Investment
(Cost $5,175,554)		5,175,554

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $248,452,157 axnd the unrealized appreciation and depreciation were $43,845,031 and ($782,818), respectively, with a net unrealized appreciation of $43,062,213.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$286,338,816	$—	$—	$286,338,816
Short-Term Investment(a)	—	5,175,554	—	5,175,554

Total	$286,338,816	$5,175,554	$—	$291,514,370

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46840JUL12

 3

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	110,175,097	125,700,827
1.9%	Short-Term Investment	2,419,331	2,419,331

99.6%	Total Investments	112,594,428	128,120,158
0.4%	Other Assets and Liabilities, Net		570,614

100.0%	Total Net Assets		128,690,772

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

Equity Funds 69.8%

Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	674,049	4,428,503

International 15.6%
American Century International Growth Fund, Institutional Shares	349,629	3,580,198
Laudus International MarketMasters Fund, Select Shares (a)	446,469	7,902,500
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	107,098	934,969
Laudus Mondrian International Equity Fund, Institutional Shares (a)	530,926	3,562,516
William Blair International Small Cap Growth Fund, Institutional Shares	325,420	4,071,006

		20,051,189

Large-Cap 40.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	956,589	13,200,934
Schwab Core Equity Fund (a)	753,320	13,883,692
Schwab Dividend Equity Fund (a)	446,339	6,373,721
Schwab S&P 500 Index Fund (a)	556,203	12,080,724
TCW Relative Value Large Cap Fund	484,332	6,911,416

		52,450,487

Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	353,717	4,566,481
Schwab Small-Cap Equity Fund (a)	496,147	8,340,238

		12,906,719

		89,836,898

Fixed-Income Funds 27.9%

Inflation-Protected Bond 2.1%
Schwab Treasury Inflation Protected Securities Fund (a)	215,624	2,621,985

Intermediate-Term Bond 24.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	179,074	2,240,217
PIMCO Total Return Fund, Institutional Shares	385,545	4,422,203
Schwab Premier Income Fund (a)	330,747	3,509,230
Schwab Total Bond Market Fund (a)	2,119,467	20,728,391

		30,900,041

International Bond 1.8%
Laudus Mondrian International Fixed Income Fund (a)	197,130	2,341,903

		35,863,929

Total Other Investment Companies
(Cost $110,175,097)		125,700,827

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.9% of net assets

Time Deposit 1.9%
Barclays
0.03%, 08/01/12	2,419,331	2,419,331

Total Short-Term Investment
(Cost $2,419,331)		2,419,331

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $113,665,580 and the unrealized appreciation and depreciation were $14,639,792 and ($185,214), respectively, with a net unrealized appreciation of $14,454,578.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$125,700,827	$—	$—	$125,700,827
Short-Term Investment(a)	—	2,419,331	—	2,419,331

Total	$125,700,827	$2,419,331	$—	$128,120,158

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46841JUL12

 3

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	343,829,679	413,177,967
1.7%	Short-Term Investment	6,982,822	6,982,822

99.7%	Total Investments	350,812,501	420,160,789
0.3%	Other Assets and Liabilities, Net		1,393,307

100.0%	Total Net Assets		421,554,096

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 77.5%

Global Real Estate 3.9%
Schwab Global Real Estate Fund (a)	2,512,867	16,509,537

International 17.4%
American Century International Growth Fund, Institutional Shares	1,331,241	13,631,913
Laudus International MarketMasters Fund, Select Shares (a)	1,575,128	27,879,757
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	428,307	3,739,116
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,919,072	12,876,971
William Blair International Small Cap Growth Fund, Institutional Shares	1,204,545	15,068,860

		73,196,617

Large-Cap 45.0%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	3,435,522	47,410,209
Schwab Core Equity Fund (a)	2,796,992	51,548,570
Schwab Dividend Equity Fund (a)	1,621,619	23,156,713
Schwab S&P 500 Index Fund (a)	1,989,288	43,207,342
TCW Relative Value Large Cap Fund	1,721,945	24,572,156

		189,894,990

Small-Cap 11.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,293,991	16,705,422
Schwab Small-Cap Equity Fund (a)	1,810,976	30,442,505

		47,147,927

		326,749,071

Fixed-Income Funds 20.5%

Inflation-Protected Bond 1.4%
Schwab Treasury Inflation Protected Securities Fund (a)	495,390	6,023,944

Intermediate-Term Bond 17.4%
PIMCO Total Return Fund, Institutional Shares	890,790	10,217,358
Schwab Premier Income Fund (a)	828,662	8,792,109
Schwab Total Bond Market Fund (a)	5,545,597	54,235,941

		73,245,408

International Bond 1.7%
Laudus Mondrian International Fixed Income Fund (a)	602,655	7,159,544

		86,428,896

Total Other Investment Companies
(Cost $343,829,679)		413,177,967

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.7% of net assets

Time Deposit 1.7%
Citibank
0.03%, 08/01/12	6,982,822	6,982,822

Total Short-Term Investment
(Cost $6,982,822)		6,982,822

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $ 355,016,330 and the unrealized appreciation and depreciation were $ 65,664,622 and ($520,163), respectively, with a net unrealized appreciation of $65,144,459.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$413,177,967	$—	$—	$413,177,967
Short-Term Investment(a)	—	6,982,822	—	6,982,822

Total	$413,177,967	$6,982,822	$—	$420,160,789

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46842JUL12

 3

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Other Investment Companies	83,182,699	96,328,776
2.4%		Short-Term Investment	2,375,284	2,375,284

100.1%		Total Investments	85,557,983	98,704,060
(0	.1)%	Other Assets and Liabilities, Net		(52,332)

100.0%		Total Net Assets		98,651,728

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

Equity Funds 84.3%

Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	638,262	4,193,383

International 19.0%
American Century International Growth Fund, Institutional Shares	312,690	3,201,948
Laudus International MarketMasters Fund, Select Shares (a)	410,348	7,263,167
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	103,661	904,957
Laudus Mondrian International Equity Fund, Institutional Shares (a)	524,753	3,521,090
William Blair International Small Cap Growth Fund, Institutional Shares	308,493	3,859,253

		18,750,415

Large-Cap 49.0%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	886,475	12,233,353
Schwab Core Equity Fund (a)	674,226	12,425,979
Schwab Dividend Equity Fund (a)	416,050	5,941,200
Schwab S&P 500 Index Fund (a)	521,786	11,333,184
TCW Relative Value Large Cap Fund	447,800	6,390,108

		48,323,824

Small-Cap 12.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	326,159	4,210,717
Schwab Small-Cap Equity Fund (a)	456,952	7,681,361

		11,892,078

		83,159,700

Fixed-Income Funds 13.4%

Inflation-Protected Bond 1.0%
Schwab Treasury Inflation Protected Securities Fund (a)	75,484	917,888

Intermediate-Term Bond 11.3%
PIMCO Total Return Fund, Institutional Shares	136,888	1,570,109
Schwab Premier Income Fund (a)	126,550	1,342,694
Schwab Total Bond Market Fund (a)	844,906	8,263,182

		11,175,985

International Bond 1.1%
Laudus Mondrian International Fixed Income Fund (a)	90,505	1,075,203

		13,169,076

Total Other Investment Companies
(Cost $83,182,699)		96,328,776

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.4% of net assets

Time Deposit 2.4%
Citibank
0.03%, 08/01/12	2,375,284	2,375,284

Total Short-Term Investment
(Cost $2,375,284)		2,375,284

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $86,464,302 and the unrealized appreciation and depreciation were $12,396,107 and ($156,349), respectively, with a net unrealized appreciation of $12,239,758.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$96,328,776	$—	$—	$96,328,776
Short-Term Investment(a)	—	2,375,284	—	2,375,284

Total	$96,328,776	$2,375,284	$—	$98,704,060

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46843JUL12

 3

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	333,710,692	398,702,705
2.3%	Short-Term Investment	9,418,181	9,418,181

99.9%	Total Investments	343,128,873	408,120,886
0.1%	Other Assets and Liabilities, Net		475,475

100.0%	Total Net Assets		408,596,361

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 88.8%

Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	2,738,712	17,993,336

International 20.1%
American Century International Growth Fund, Institutional Shares	1,413,435	14,473,571
Laudus International MarketMasters Fund, Select Shares (a)	1,792,151	31,721,073
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	470,587	4,108,228
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,259,474	15,161,073
William Blair International Small Cap Growth Fund, Institutional Shares	1,330,879	16,649,301

		82,113,246

Large-Cap 51.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	3,817,135	52,676,460
Schwab Core Equity Fund (a)	3,039,424	56,016,585
Schwab Dividend Equity Fund (a)	1,795,863	25,644,922
Schwab S&P 500 Index Fund (a)	2,259,930	49,085,682
TCW Relative Value Large Cap Fund	1,935,344	27,617,359

		211,041,008

Small-Cap 12.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,408,226	18,180,203
Schwab Small-Cap Equity Fund (a)	1,993,093	33,503,899

		51,684,102

		362,831,692

Fixed-Income Funds 8.8%

Inflation-Protected Bond 0.8%
Schwab Treasury Inflation Protected Securities Fund (a)	247,450	3,008,988

Intermediate-Term Bond 7.2%
PIMCO Total Return Fund, Institutional Shares	237,745	2,726,938
Schwab Premier Income Fund (a)	351,671	3,731,225
Schwab Total Bond Market Fund (a)	2,359,356	23,074,505

		29,532,668

International Bond 0.8%
Laudus Mondrian International Fixed Income Fund (a)	280,249	3,329,357

		35,871,013

Total Other Investment Companies
(Cost $333,710,692)		398,702,705

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

Time Deposit 2.3%
Barclays
0.03%, 08/01/12	9,418,181	9,418,181

Total Short-Term Investment
(Cost $9,418,181)		9,418,181

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $347,521,001 and the unrealized appreciation and depreciation were $60,599,885 and ($0), respectively, with a net unrealized appreciation of $60,599,885.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$398,702,705	$—	$—	$398,702,705
Short-Term Investment(a)	—	9,418,181	—	9,418,181

Total	$398,702,705	$9,418,181	$—	$408,120,886

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46844JUL12

 3

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	100,814,476	111,118,323

99.9%	Total Investments	100,814,476	111,118,323
0.1%	Other Assets and Liabilities		146,278

100.0%	Net Assets		111,264,601

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 59.9%

Large-Cap 50.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)*	1,223,994	16,891,115
Schwab Core Equity Fund (a)	2,121,531	39,099,807

		55,990,922

Small-Cap 9.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	828,329	10,693,722

		66,684,644

Fixed-Income Funds 36.9%

Intermediate-Term Bond 36.9%
Schwab Premier Income Fund (a)	1,279,378	13,574,199
Schwab Total Bond Market Fund (a)	2,802,841	27,411,787

		40,985,986

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund	3,447,693	3,447,693

Total Other Investment Companies
(Cost $100,814,476)		111,118,323

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $103,024,264 and the unrealized appreciation and depreciation were $8,094,059 and ($0), respectively, with a net unrealized appreciation of $8,094,059.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$111,118,323	$—	$—	$111,118,323

Total	$111,118,323	$—	$—	$111,118,323

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46831JUL12

2

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	397,961,614	466,402,898
0.3%	Short-Term Investment	1,273,254	1,273,254

99.9%	Total Investments	399,234,868	467,676,152
0.1%	Other Assets and Liabilities, Net		277,996

100.0%	Total Net Assets		467,954,148

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 29.8%
Schwab International Index Fund (a)	9,156,769	139,366,028

Large-Cap 45.3%
Schwab S&P 500 Index Fund (a)	9,767,580	212,151,847

Small-Cap 24.5%
Schwab Small-Cap Index Fund (a)	5,642,683	114,885,023

Total Other Investment Companies
(Cost $397,961,614)		466,402,898

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays
0.03%, 08/01/12	1,273,254	1,273,254

Total Short-Term Investment
(Cost $1,273,254)		1,273,254

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $410,960,185 and the unrealized appreciation and depreciation were $56,715,967 and ($0), respectively, with a net unrealized appreciation of $56,715,967.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$466,402,898	$—	$—	$466,402,898
Short-Term Investment(a)	—	1,273,254	—	1,273,254

Total	$466,402,898	$1,273,254	$—	$467,676,152

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46832JUL12

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.0%	Other Investment Companies	476,548,495	631,094,040
3.5%	Short-Term Investments	22,945,485	22,945,485

99.5%	Total Investments	499,493,980	654,039,525
0.5%	Other Assets and Liabilities, Net		3,376,914

100.0%	Total Net Assets		657,416,439

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.0% of net assets

Equity Funds 80.0%

International 19.8%
Schwab International Index Fund (a)	8,532,644	129,866,844

Large-Cap 40.5%
Schwab S&P 500 Index Fund (a)	12,256,357	266,208,069

Small-Cap 19.7%
Schwab Small-Cap Index Fund (a)	6,374,284	129,780,426

		525,855,339

Fixed-Income Fund 14.9%

Intermediate-Term Bond 14.9%
Schwab Total Bond Market Fund (a)	10,040,601	98,197,078

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,041,623	7,041,623

Total Other Investment Companies
(Cost $476,548,495)		631,094,040

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
Bank of New York Mellon
0.03%, 08/01/12	3,116,894	3,116,894
Citibank
0.03%, 08/01/12	19,828,591	19,828,591

Total Short-Term Investments
(Cost $22,945,485)		22,945,485

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $505,222,518 and the unrealized appreciation and depreciation were $148,817,007 and ($0), respectively, with a net unrealized appreciation of $148,817,007.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$631,094,040	$—	$—	$631,094,040
Short-Term Investments(a)	—	22,945,485	—	22,945,485

Total	$631,094,040	$22,945,485	$—	$654,039,525

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

2

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46835JUL12

 3

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.0%	Other Investment Companies	305,734,527	406,791,403
3.7%	Short-Term Investments	15,555,887	15,555,887

99.7%	Total Investments	321,290,414	422,347,290
0.3%	Other Assets and Liabilities, Net		1,188,543

100.0%	Total Net Assets		423,535,833

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.0% of net assets

Equity Funds 60.0%

International 14.8%
Schwab International Index Fund (a)	4,108,536	62,531,921

Large-Cap 30.5%
Schwab S&P 500 Index Fund (a)	5,943,705	129,097,266

Small-Cap 14.7%
Schwab Small-Cap Index Fund (a)	3,066,518	62,434,298

		254,063,485

Fixed-Income Fund 35.0%

Intermediate-Term Bond 35.0%
Schwab Total Bond Market Fund (a)	15,153,445	148,200,693

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,527,225	4,527,225

Total Other Investment Companies
(Cost $305,734,527)		406,791,403

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Bank of New York Mellon
0.03%, 08/01/12	2,810,859	2,810,859
Citibank
0.03%, 08/01/12	12,745,028	12,745,028

Total Short-Term Investments
(Cost $15,555,887)		15,555,887

End of Investments.

At 07/31/12, the tax basis cost of the fund’s investments was $329,185,241 and the unrealized appreciation and depreciation were $93,162,049 and ($0), respectively, with a net unrealized appreciation of $93,162,049.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$406,791,403	$—	$—	$406,791,403
Short-Term Investments(a)	—	15,555,887	—	15,555,887

Total	$406,791,403	$15,555,887	$—	$422,347,290

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

2

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46833JUL12

 3

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.1%	Other Investment Companies	147,200,244	183,537,224
3.9%	Short-Term Investments	7,455,519	7,455,519

100.0%	Total Investments	154,655,763	190,992,743
0.0%	Other Assets and Liabilities, Net		(42,701)

100.0%	Total Net Assets		190,950,042

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.1% of net assets

Equity Funds 40.1%

International 9.7%
Schwab International Index Fund (a)	1,213,655	18,471,830

Large-Cap 20.4%
Schwab S&P 500 Index Fund (a)	1,796,351	39,016,740

Small-Cap 10.0%
Schwab Small-Cap Index Fund (a)	931,676	18,968,919

		76,457,489

Fixed-Income Fund 55.0%

Intermediate-Term Bond 55.0%
Schwab Total Bond Market Fund (a)	10,745,914	105,095,040

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,984,695	1,984,695

Total Other Investment Companies
(Cost $147,200,244)		183,537,224

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.9% of net assets

Time Deposits 3.9%
Barclays
0.03%, 08/01/12	1,713,489	1,713,489
Citibank
0.03%, 08/01/12	5,742,030	5,742,030

Total Short-Term Investments
(Cost $7,455,519)		7,455,519

End of Investments.

At 07/31/12 the tax basis cost of the fund’s investments was $162,240,102 and the unrealized appreciation and depreciation were $28,752,641 and ($0), respectively, with a net unrealized appreciation of $28,752,641.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$183,537,224	$—	$—	$183,537,224
Short-Term Investments(a)	—	7,455,519	—	7,455,519

Total	$183,537,224	$7,455,519	$—	$190,992,743

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

2

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2012.

REG46834JUL12

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 09/21/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 09/21/2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 09/21/2012